--------------------------------------------------------------------------------
              IMPORTANT NOTICE FOR MARKET STREET FUND SHAREHOLDERS
                                DECEMBER 20, 2002

                    All  Pro  Broad  Equity  Portfolio
                    All  Pro  Large  Cap  Growth  Portfolio
                    All  Pro  Large  Cap  Value  Portfolio
                    All  Pro  Small  Cap  Growth  Portfolio
                    All  Pro  Small  Cap  Value  Portfolio
                    Balanced  Portfolio
                    Bond  Portfolio
                    Equity  500  Index  Portfolio
                    International  Portfolio
                    Mid  Cap  Growth  Portfolio
                    Money  Market  PoRTFOLIO

                            PLEASE VOTE IMMEDIATELY!

     Market Street Fund ("Market Street") will host a special meeting of shareholders on Friday, February 21, 2003, at the offices of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) ("NLICA"), at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312-1181. The purpose of this meeting is to vote on some important proposals affecting Market Street. For your convenience, below we have provided a brief overview of the proposals on which you will vote. Before you vote, we recommend that you read the entire Prospectus/Proxy Statement (which is attached) for a complete understanding of the proposals.

                                  PROPOSAL 1:

                APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     We want each of Market Street's eleven portfolios (the "Market Street Portfolios") to sell all of its assets (subject to stated liabilities) to a corresponding series of Gartmore Variable Insurance Trust ("GVIT") in exchange for Class IV shares of such GVIT series, and then have the Market Street
Portfolios distribute such Class IV shares to their shareholders in complete liquidation and dissolution. As a result, (1) shareholders of each Market Street Portfolio will become holders of Class IV shares of a corresponding series in GVIT, and (2) the owners of variable life insurance policies and variable annuity contracts ("contract owners") issued by NLICA, Nationwide Life and Annuity Company of America (formerly Providentmutual Life and Annuity Company of America), and National Life Insurance Company of Vermont having contract values allocated to the Market Street Portfolios will have such contract values then allocated to the Class IV shares of the corresponding series of GVIT.

     WHY? We are proposing this reorganization of each of the Market Street Portfolios into a corresponding series of GVIT (collectively, the "GVIT Acquiring Funds") as a result of the recent acquisition of NLICA by Nationwide Financial Services, Inc. ("NFS"), one entity that is part of the Nationwide companies. As a result of that acquisition, the Nationwide companies now sponsor two mutual fund groups that have similar funds that share a common subadviser. Until recently, Market Street Investment Management Company ("MSIM"), a wholly-owned subsidiary of NLICA, advised each of the Market Street Portfolios. As described below under Proposal 2, the Board of Trustees of Market Street recently appointed Gartmore Mutual Fund Capital Trust ("Gartmore-U.S."), another company within the Nationwide companies to act as investment adviser to each of the Market Street Portfolios on an interim basis. Gartmore-U.S. also serves as the investment adviser to the GVIT Acquiring Funds.

     In an effort to promote more efficient operations, to eliminate certain duplicate costs and to enhance the distribution of fund shares by eliminating redundant investment products, NFS, NLICA and Gartmore-U.S. propose that each Market Street Portfolio be reorganized into a comparable series of GVIT.

--------------------------------------------------------------------------------

                                 *** PAGE 2 ***

     Market Street's Board of Trustees considered various factors in reviewing this proposal on behalf of shareholders and contract owners. Such factors include, but are not limited to, the following:

- two fund groups and similar funds sponsored by the Nationwide companies would likely impair Market Street's ability to attract/retain assets to realize economies of scale;

- the pro forma expenses for the GVIT Acquiring Funds (assuming completion of the reorganization) versus the expenses for the Market Street Portfolios, and Gartmore-U.S.'s agreement to maintain current investment advisory fee rates for all GVIT Acquiring Funds and to limit fees or total operating expenses for certain GVIT Acquiring Funds;

- despite higher fund expenses (after fee waivers) for five GVIT Acquiring Funds than for their corresponding Market Street Portfolios, the historical performance of some GVIT Acquiring Funds, Gartmore-U.S. and the GVIT Acquiring Funds' subadvisers held out the prospect of future favorable performance;

- the GVIT Acquiring Funds have investment objectives and policies that are substantially similar or at least comparable to those of the corresponding Market Street Portfolios;

- the services provided to contract owners will not be reduced after the proposed reorganization;

- -no contract owner will pay a sales charge in connection with the reorganization and none of the expenses of the reorganization will be borne by the Market Street Portfolios or the GVIT Acquiring Funds;

- -the proposed reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Market Street Portfolios, the GVIT Acquiring Funds or their respective shareholders; and

- -contract owners are able to transfer contract assets to another mutual fund under their respective variable contracts on a tax-free basis.

     For these and other reasons, Market Street's Board of Trustees believes the reorganization is in the best interest of each Market Street Portfolio.

     For a more detailed discussion of the factors considered and the determinations made by the Market Street Board of Trustees regarding the proposed reorganization, please see the section entitled "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION - Information About The Reorganization - Considerations By the Board Of Market Street" beginning on page 59 of the attached Prospectus/Proxy Statement.

                                  PROPOSAL 2:

               APPROVE A NEW INVESTMENT ADVISORY AGREEMENT BETWEE

        MARKET STREET AND GARTMORE-U.S. FOR ALL MARKET STREET PORTFOLIOS

     We want you to approve a new investment advisory agreement between Market Street and Gartmore-U.S. for all of the Market Street Portfolios that is substantially similar both to the former investment advisory agreement between Market Street and MSIM and to the current interim investment advisory agreement between Market Street and Gartmore-U.S., Market Street's current investment adviser.

     WHY? As explained in more detail in the attached Prospectus/Proxy Statement, the former investment advisory agreement between Market Street and MSIM was terminated by the Board of Trustees of Market Street effective October 1, 2002, because of the recent departure of certain key personnel of MSIM as a result of the acquisition of NLICA by NFS. Gartmore-U.S. has been serving as investment adviser to Market Street pursuant to an interim investment advisory agreement that will terminate no later than February 28, 2003. Other than the term and the effective date, the new investment advisory agreement would be substantially similar in form and terms to the current interim investment advisory agreement with Gartmore-U.S. and to the former investment advisory agreement between MSIM and Market Street. Because (1) Gartmore-U.S. has the resources and personnel to continue providing the same investment advisory services as MSIM to the Market Street Portfolios and has agreed to do so for the same fee rates as MSIM received under its former investment advisory agreement and (2) the use of Gartmore-U.S. on an interim basis and then under a new advisory agreement would enable the Market Street Portfolios to continue their current investment advisory programs without substantial disruption, Market Street's Board of Trustees believes that the new investment advisory agreement is in the best interests of each Market Street Portfolio, its shareholders and its underlying contract owners."


                                       2"

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                               MARKET STREET FUND
                              300 Continental Drive
                             Newark, Delaware 19713

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON FEBRUARY 21, 2003

     TO OWNERS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA ("NLICA"),
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA ("NLACA"), AND NATIONAL LIFE INSURANCE COMPANY OF VERMONT ("NLIC") ENTITLED TO GIVE VOTING INSTRUCTIONS IN CONNECTION WITH A SEPARATE ACCOUNT OF NLICA, NLACA, OR NLIC:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Balanced, Bond, Equity 500 Index, International, Mid Cap Growth, and Money Market Portfolios (each a "Market Street Portfolio," and collectively, the "Market Street Portfolios") of Market Street Fund ("Market Street"), will be held on Friday, February 21, 2003, at 9:00 a.m., Eastern time, at the offices of NLICA at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312-1181.

     At the Meeting, shareholders of the Market Street Portfolios will be asked to vote on:

1. A proposal to approve a proposed Agreement and Plan of Reorganization between Market Street, on behalf of each Market Street Portfolio, and Gartmore Variable Insurance Trust ("GVIT"), on behalf of certain GVIT series (each a "GVIT Acquiring Fund"), whereby each GVIT Acquiring Fund would acquire all of the assets of the corresponding Market Street Portfolio in exchange solely for the assumption of stated liabilities of such Market Street Portfolio and the GVIT Acquiring Fund's Class IV shares, to be distributed pro rata by the Market Street Portfolio to the holders of its shares, in complete liquidation of the Market Street Portfolio. (Each Market Street Portfolio to vote separately.)

2. A proposal to approve a new investment advisory agreement between Market Street and Gartmore Mutual Fund Capital Trust ("Gartmore-U.S.") for all Market Street Portfolios. (Each Market Street Portfolio to vote separately.)

3.   Any  other  business  properly  brought  before  the  Meeting.

     NLICA, NLACA, NLIC, and certain separate accounts supporting variable life insurance policies and variable annuity contracts (collectively, "variable contracts") issued by NLICA, NLACA, and NLIC, respectively, are the only shareholders of the Market Street Portfolios. However, each of NLICA, NLACA, and NLIC hereby solicits and agrees to vote the shares of the applicable Market Street Portfolios at the Meeting in accordance with timely instructions received from owners of variable contracts having contract values allocated to separate accounts invested in these shares as of the record date.

     As a variable contract owner of record at the close of business on December 2, 2002, the record date for the Meeting, you have the right to instruct NLICA, NLACA, or NLIC, as applicable, as to the manner in which shares of any Market
Street Portfolio attributable to your variable contract should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed that reflects each Market Street Portfolio for which you are entitled to give voting instructions. In addition, a Prospectus/Proxy Statement for the Market Street Portfolios and the GVIT Acquiring Funds is attached to this Notice and describes the matters to be voted upon at the Meeting or any adjournment(s) thereof.

     YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, DATE, AND SIGN THE ENCLOSED VOTING INSTRUCTION FORM(S) AND RETURN THE FORM(S) PROMPTLY (BUT_NO_LATER_THAN_FEBRUARY_20, 2003) IN THE ENCLOSED POSTAGE PREPAID ENVELOPE.

                             By  Order  of  the  Board  of  Trustees
                                 James  Bernstein

                                 Secretary
                                 Market  Street  Fund
                                 December  20,  2002


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS




COVER PAGE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

PROPOSAL 1:
     APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION. . . . . . . . . . . . . .    4

     Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
     Comparison of Operations. . . . . . . . . . . . . . . . . . . . . . . . . .   44
     Risks of an Investment in One or More of the Funds. . . . . . . . . . . . .   53
     Information About The Reorganization. . . . . . . . . . . . . . . . . . . .   58
     Information About the GVIT Acquiring Funds and the Market Street Portfolios   71

PROPOSAL 2:
     APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT
        WITH GARTMORE-U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . .   89

     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   89
     Board Considerations. . . . . . . . . . . . . . . . . . . . . . . . . . . .   90
     Comparison of the MSIM Agreement and New Advisory Agreement . . . . . . . .   91
     Additional Information About Gartmore-U.S.. . . . . . . . . . . . . . . . .   93

VOTING INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   95

     Other Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100

EXHIBITS TO PROSPECTUS/PROXY STATEMENT . . . . . . . . . . . . . . . . . . . . .  101

--------------------------------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT

                                DECEMBER 20, 2002




Acquisition of the Assets and
Assumption of Stated Liabilities of:     By and in exchange for:
MARKET STREET FUND                       GARTMORE VARIABLE INSURANCE TRUST
All Pro Broad Equity Portfolio           Gartmore GVIT Total Return Fund Class IV Shares
All Pro Large Cap Growth Portfolio       Gartmore GVIT Growth Fund Class IV Shares
All Pro Large Cap Value Portfolio        Comstock GVIT Value Fund Class IV Shares
All  Pro  Small  Cap  Growth  Portfolio  GVIT Small Company Fund Class IV Shares
All Pro Small Cap Value Portfolio        GVIT Small Cap Value Fund Class IV Shares
Balanced Portfolio                       J.P. Morgan GVIT Balanced Fund Class IV Shares
Bond Portfolio                           Gartmore GVIT Government Bond Fund Class IV Shares
Equity 500 Index Portfolio               GVIT Equity 500 Index Fund Class IV Shares
International Portfolio                  Dreyfus GVIT International Value Fund  Class IV Shares
Mid Cap Growth Portfolio                 Strong GVIT Mid Cap Growth Fund Class IV Shares
Money Market Portfolio                   Gartmore GVIT Money Market Fund Class IV Shares

300 Continental Drive                    1200 River Road
Newark, Delaware 19713                   Conshohocken, Pennsylvania 19428
(800) 688-5177                           (484) 530-1300

     This Prospectus/Proxy Statement solicits voting instructions for and proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Market Street Fund ("Market Street"). You are being asked to vote on two proposals (the "Proposals" or each, a "Proposal"): to approve (1) an Agreement and Plan of Reorganization (the "Plan") between Market Street and Gartmore Variable Insurance Trust ("GVIT"); and (2) a new investment advisory agreement between Market Street and Gartmore Mutual Fund Capital Trust ("Gartmore-U.S.") for all eleven portfolios of Market Street (the "Market Street Portfolios").

     The Meeting will be held at the offices of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) ("NLICA") at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312-1181, on Friday, February 21, 2003, at 9:00 a.m. Eastern time. The Board of Trustees of Market Street is soliciting proxies. NLICA, Nationwide Life and Annuity Company of America (formerly, Providentmutual Life and Annuity Company of America) ("NLACA"), and National Life Insurance Company of Vermont ("NLIC"), and certain separate accounts supporting variable life insurance policies and variable annuity contracts (collectively, "variable contracts") issued by NLICA, NLACA, and NLIC, respectively, are the only shareholders of the Market Street Portfolios. However, each of NLICA, NLACA, and NLIC hereby solicits and agrees to vote the shares of the applicable Market Street Portfolios at the Meeting in accordance with timely instructions received from owners of variable contracts having contract values allocated to separate accounts invested in these shares.

     The Notice of Special Meeting of Shareholders, Prospectus/Proxy Statement, proxy cards, and voting instruction forms were first sent to shareholders of record and variable contract owners on or about December 27, 2002.

     If approved by shareholders, you will receive (indirectly through your variable contract) Class IV shares of a corresponding series of GVIT of equal value to your shares in the Market Street Portfolio(s). Specifically, if shareholders approve the Plan, all of the assets of each Market Street Portfolio will be acquired by the corresponding series of GVIT that, as described below, has substantially similar or at least comparable investment objectives and investment policies and strategies (a "GVIT Acquiring Fund," and collectively, the "GVIT Acquiring Funds"). In return, such GVIT Acquiring Fund will issue Class IV shares to such Market Street Portfolio equal in value to the assets so acquired, less any assumed liabilities. That Market Street Portfolio will then distribute such Class IV shares, proportionately, to its shareholders, and, then liquidate and dissolve. These transactions are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization."


                                        1



     As a variable contract owner of record at the close of business on December 2, 2002, the record date for the Meeting, you have the right to instruct NLIACA, NLACA or NLIC, as applicable, as to the manner in which shares of any Market Street Portfolio attributable to your variable contract should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed that reflects the number of shares of each Market Street Portfolio for which you are entitled to give voting instructions. Except where the context otherwise indicates, for purposes of this Prospectus/Proxy Statement, the terms "you," "your," and "shareholder" refer both to direct shareholders of the Market Street Portfolios and to variable contract owners who invest in the Market Street
Portfolios  through  their  variable  contracts.

     To identify the GVIT Acquiring Fund into which your Market Street Portfolio is proposed to be reorganized, please see "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION - - Summary - About the Funds and the Proposed Reorganization." For a comparison of the investment objectives, policies, strategies and principal risks of your Market Street Portfolio and the GVIT Acquiring Fund into which your Market Street Portfolio would be reorganized, please see "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION - -
Summary - Comparison of Investment Objectives, Policies, Strategies, and Principal Risks of the Market Street Portfolios and the Corresponding GVIT Acquiring Funds."

               THE BOARD OF TRUSTEES OF MARKET STREET UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.

     Shareholders are also being asked to approve a new investment advisory agreement (the "New Advisory Agreement") between Market Street, on behalf of each of the Market Street Portfolios, and Gartmore-U.S., the current investment adviser to each Market Street Portfolio and each GVIT Acquiring Fund, with substantially similar terms, conditions, and fees as the current interim investment advisory agreement between Gartmore-U.S. and Market Street and the former investment advisory agreement with Market Street Investment Management Company ("MSIM"). For each Market Street Portfolio, the New Advisory Agreement, if approved, will be in effect for the period of time beginning the date the shareholders of that Market Street Portfolio approve the New Advisory Agreement. If the Reorganization for a Market Street Portfolio is approved, the New Advisory Agreement would terminate on the date of the Reorganization of such Portfolio (currently anticipated to occur on or about April 28, 2003). If the New Advisory Agreement is approved for a Market Street Portfolio but the Reorganization is not, then Gartmore-U.S. will consider whether it will continue to provide investment advisory services to that Market Street Portfolio beyond April 28, 2003.

               THE BOARD OF TRUSTEES OF MARKET STREET UNANIMOUSLY
               RECOMMENDS APPROVAL OF THE NEW ADVISORY AGREEMENT.

     This Prospectus/Proxy Statement sets forth the information about the proposed transactions and the GVIT Acquiring Funds that you should know before voting on the Plan and the New Advisory Agreement. You should retain this Prospectus/Proxy Statement for future reference. Additional information about GVIT, each of the GVIT Acquiring Funds and the proposed transactions has been filed with the U.S. Securities and Exchange Commission ("SEC") and can be found in the following documents:

     - A Statement of Additional Information (the "SAI"), dated December 19, 2002, relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

     - The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001, which contains audited financial information for certain of the GVIT Acquiring Funds.

     - The Semi-Annual Report to Shareholders of GVIT for the six month period ended June 30, 2002, which contains unaudited financial information for certain of the GVIT Acquiring Funds.

     You may request a free copy of the SAI or any of these other documents, without charge, by calling (888) 366-0404 or by writing to GVIT at 1200 River Road, Conshohocken, PA 19428, Attention: Preferred Services. If you would like to request copies of these documents, please do so by February 11, 2003, in order to receive them before the Meeting.


                                        2


     In addition, copies of Market Street's most recent Annual Report and subsequent Semi-Annual Report to Shareholders will be furnished without charge upon request. Such request may be sent to Market Street at 300 Continental Drive, Newark, Delaware 19713 or you may call (800) 688-5177. If you would like to request copies of these documents, please do so by February 11, 2003, in order to receive them before the Meeting.

     The SEC has not approved or disapproved the GVIT Acquiring Funds' shares or determined whether this Prospectus/Proxy Statement is complete or accurate. To state otherwise is a crime.

                                  INTRODUCTION

     Effective October 1, 2002, Nationwide Financial Services, Inc. ("NFS"), an affiliated company of Gartmore-U.S., acquired Provident Mutual Life Insurance Company (now known as Nationwide Life Insurance Company of America and defined herein as "NLICA") in a "sponsored demutualization" (the "Acquisition"). As a result of the Acquisition, NLICA became a wholly-owned subsidiary of NFS. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. All of the outstanding common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual insurance company owned by its policyholders. NFS, Nationwide Corporation, Nationwide Mutual Insurance Company, and Nationwide Mutual Fire Insurance Company are each located at One Nationwide Plaza, Columbus, Ohio 43215 and are referred to herein collectively as "Nationwide."

     On February 28, 2002, shareholders of the Market Street Portfolios were asked to vote upon, and did approve, a new investment advisory agreement with MSIM that was to take effect upon completion of the Acquisition. However, since the time of that shareholders meeting, certain unanticipated events occurred that caused the Board of Trustees of Market Street to review Market Street's ability to continue to rely upon MSIM for investment advisory services. Specifically, key personnel at MSIM either had recently left MSIM or had announced their decision to leave MSIM on or about the effective date of the Acquisition. In order to enable the Market Street Portfolios to continue their current investment advisory programs without substantial interruption, the Board of Trustees of Market Street voted on September 20, 2002 to terminate the then current investment advisory agreement with MSIM and to hire Gartmore-U.S., an affiliate of NFS and GVIT, to provide investment advisory services to Market Street on an interim basis. Gartmore-U.S. is currently providing such investment advisory services pursuant to an Interim Investment Advisory Agreement with Market Street dated as of October 1, 2002 (the "Interim Advisory Agreement") on substantially the same terms and conditions, including compensation to be received for such services, as provided by MSIM. However, the Interim Advisory Agreement, in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"), will expire on February 28, 2003. Therefore, in order for Gartmore-U.S. to continue to provide investment advisory services to the Market Street Portfolios after February 28, 2003, a new investment advisory agreement must be submitted to shareholders of the Market Street Portfolios for their approval. Such new investment advisory agreement and the Board of Trustees' recommendation with respect thereto are described more fully below under "PROPOSAL 2: APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT WITH GARTMORE-U.S."

     In addition, as a result of the Acquisition, Nationwide now has two separate investment companies, Market Street and GVIT, that are managed by Nationwide affiliates, primarily Gartmore-U.S. These two investment companies offer investment options under Nationwide's variable contracts, including those issued by NLICA and NLACA. GVIT was established in 1981 and currently offers 34 separate funds or portfolios designed as investment options under variable contracts issued by Nationwide. Therefore, to have more efficient operations, to eliminate certain redundant costs, and to enhance the distribution of fund shares by minimizing duplicative funds, fund management, NLICA, Nationwide and Gartmore-U.S. proposed the Reorganization to the Market Street Board of Trustees. The terms of the Reorganization, including the Market Street Board of Trustees' considerations and determinations related thereto, are described more fully below under "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION."


                                        3


          PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

     This summary is qualified in its entirety by reference to: (1) the additional information contained elsewhere in this Prospectus/Proxy Statement and in the SAI relating to this Prospectus/Proxy Statement; (2) the Prospectus for each Market Street Portfolio dated as of May 1, 2002, as supplemented October 29, 2002 (the "Market Street Prospectus"); (3) the Statement of Additional Information of each Market Street Portfolio dated as of May 10, 2002, as revised October 1, 2002 (the "Market Street SAI"); (4) the Statement of Additional Information of the GVIT Acquiring Funds dated as of December 19, 2002 (the "GVIT SAI"); and (5) the Plan. A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

ABOUT  THE  FUNDS  AND  THE  PROPOSED  REORGANIZATION

     Both Market Street and GVIT are open-end management investment companies registered with the SEC. Market Street was originally named "Market Street Fund, Inc.," and was organized as a Maryland corporation on March 21, 1985. On January 26, 2001, Market Street was reorganized as a Delaware business trust. GVIT was organized as a Massachusetts business trust on June 30, 1981, and was formerly known as "Nationwide Separate Account Trust." The oversight of the business and affairs of Market Street and GVIT is the responsibility of their respective Boards of Trustees (each a "Board," and collectively, the "Boards").

     The Board of Market Street voted unanimously to recommend approval of the Plan to the shareholders of each Market Street Portfolio. Under the Plan, each GVIT Acquiring Fund would acquire all of the assets of the corresponding Market Street Portfolio in exchange for (1) the GVIT Acquiring Fund's assumption of stated liabilities of such Portfolio and (2) such Fund's Class IV shares. The Class IV shares of the GVIT Acquiring Fund will then be distributed pro rata by the Market Street Portfolio to its shareholders, and that Market Street Portfolio will liquidate completely and dissolve. For a detailed discussion of the factors considered and the determinations made by the Market Street Board regarding the Reorganization, please see the section below entitled "Information About the Reorganization - Considerations by the Board of Market Street."

     As a condition to completing the Reorganization, each GVIT Acquiring Fund and corresponding Market Street Portfolio will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, no GVIT Acquiring Fund, no corresponding Market Street Portfolio, no shareholder of a GVIT Acquiring Fund, and no shareholder of a corresponding Market Street Portfolio will recognize any gain or loss as a result of the Reorganization. After the Reorganization is completed, each Market Street Portfolio for which the Reorganization has been approved will be dissolved.

     The following chart shows the GVIT Acquiring Fund into which each Market Street Portfolio will be reorganized, if shareholders of that Market Street Portfolio approve the Reorganization, and the name of the class of shares of the GVIT Acquiring Fund that the Market Street shareholders will receive in the Reorganization. The Market Street Portfolios and the GVIT Acquiring Funds correspond to one another as follows:


                                        4





MARKET STREET PORTFOLIOS                                  GVIT ACQUIRING FUNDS
----------------------------------                        ------------------------------------
All Pro Broad Equity Portfolio      corresponds to        Gartmore GVIT Total Return Fund -
                                                          Class IV Shares
All Pro Large Cap Growth Portfolio  corresponds to        Gartmore GVIT Growth Fund -
                                                          Class IV Shares
All Pro Large Cap Value Portfolio   corresponds to        Comstock GVIT Value Fund -
                                                          Class IV Shares
All Pro Small Cap Growth Portfolio  corresponds to        GVIT Small Company Fund -
                                                          Class IV Shares
All Pro Small Cap Value Portfolio   corresponds to        GVIT Small Cap Value Fund -
                                                          Class IV Shares
Balanced Portfolio                  corresponds to        J.P. Morgan GVIT Balanced Fund -
                                                          Class IV Shares
Bond Portfolio                      corresponds to        Gartmore GVIT Government Bond Fund -
                                                          Class IV Shares
Equity 500 Index Portfolio          corresponds to        GVIT Equity 500 Index Fund*-
                                                          Class IV Shares
International Portfolio             corresponds to        Dreyfus GVIT International Value
                                                          Fund*- Class IV Shares
Mid Cap Growth Portfolio            corresponds to        Strong GVIT Mid Cap Growth
                                                          Fund - Class IV Shares
Money Market Portfolio              corresponds to        Gartmore GVIT Money Market Fund -
                                                          Class IV Shares

     * These GVIT Acquiring Funds have recently been organized for the purpose of continuing the investment operations of the corresponding Market Street Portfolio, and have no assets or prior history of investment operations.

     Class IV shares of the GVIT Acquiring Funds have been created solely to implement the Reorganization and will only be available to owners of variable contracts issued by NLICA, NLACA and NLIC that offer Market Street Portfolios as underlying investment options, and were available on or before April 28, 2003. As discussed further below, GVIT expects that for accounting and performance purposes, the GVIT Acquiring Funds will be the surviving or successor funds except for the GVIT Equity 500 Index Fund, the Dreyfus GVIT International Value Fund and the Strong GVIT Mid Cap Growth Fund. For the GVIT Equity 500 Index Fund, the Dreyfus GVIT International Value Fund and the Strong GVIT Mid Cap Growth Fund, their respective corresponding Market Street Portfolio will be considered to be the successor for accounting and performance purposes.

COMPARATIVE  FEE  TABLES

     The Market Street Portfolios and the GVIT Acquiring Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of a Market Street Portfolio, you pay these expenses indirectly. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder support services, and other activities. The following tables compare the expenses paid by each Market Street Portfolio with the expenses that you would incur indirectly as a shareholder of Class IV shares of the corresponding GVIT Acquiring Fund. THERE ARE NO SALES LOADS OR OTHER FEES OR EXPENSES THAT WILL BE PAID DIRECTLY FROM YOUR INVESTMENT IN YOUR VARIABLE CONTRACT OR FROM YOUR INDIRECT INVESTMENT IN THE UNDERLYING CORRESPONDING GVIT ACQUIRING FUND IN CONNECTION WITH THE REORGANIZATION.

     Based upon their respective operating expenses as of June 30, 2002 (but restated to reflect certain fees that changed as of October 1, 2002) and taking into account the contractual fee waivers and expense limitations, while there can be no assurances, (1) the various fees and expenses to be incurred by Class IV shares of six of the eleven GVIT Acquiring Funds after the proposed
Reorganization generally are expected to be the same or lower than those currently incurred by the corresponding Market Street Portfolio and (2) the various fees and expenses to be incurred by the Class IV shares of the remaining five GVIT Acquiring Funds after the proposed Reorganization generally are expected to be higher than those currently incurred by the corresponding Market Street Portfolios as follows: the Comstock GVIT Value Fund - 5 basis points (0.05%); the GVIT Small Company Fund - 8 basis points (0.08%); the GVIT Small Cap Value Fund - 2 basis points (0.02%); the J.P. Morgan GVIT Balanced Fund - 5 basis points (0.05%); and the Gartmore GVIT Government Bond Fund - 5 basis points (0.05%). However, because the foregoing comparative expenses information is based upon the funds' asset sizes as of June 30, 2002, it is possible that actual expenses after the proposed Reorganization may vary as a result of market activity and shareholder purchases and redemptions.


                                        5


     Gartmore-U.S. has represented to Market Street and its Board that it will not seek to increase the investment advisory fee rates payable by the GVIT Acquiring Funds pursuant to their investment advisory agreement with Gartmore-U.S. at least through October 1, 2004.

     A comparison of fees is provided in the following tables. In the case of the Market Street Portfolios, the contractual fee waivers and reimbursements that are currently in place and were in place as of June 30, 2002, are reflected in these comparative fee tables. Likewise, for Class IV shares of each of the Comstock GVIT Value, J.P. Morgan GVIT Balanced, Strong GVIT Mid Cap Growth, GVIT Equity 500 Index and Gartmore GVIT Money Market Funds, various contractual fee waivers and expense reimbursements will be in place at least through October 1, 2004. All of these contractual fee waivers and reimbursements are also reflected in the comparative fee tables. As to each Market Street Portfolio, if it continues operations beyond April 30, 2003 (i.e., the Reorganization for that Portfolio is not approved), and if Proposal 2 is approved, Gartmore-U.S. may decide to discontinue the expense limitation, if any, currently in place for that Portfolio. As a result, such Market Street Portfolio's expenses could increase.

     THE FEES DESCRIBED IN THE FOLLOWING TABLES RELATE ONLY TO THE FEES AND EXPENSES OF CLASS IV SHARES OF THE GVIT ACQUIRING FUNDS AND THEIR CORRESPONDING MARKET STREET PORTFOLIOS, AND DO NOT INCLUDE ANY FEES OR EXPENSES CHARGED UNDER A VARIABLE CONTRACT. VARIABLE CONTRACTS IMPOSE SALES CHARGES AND OTHER ONGOING FEES AND EXPENSES ON VARIABLE CONTRACT HOLDERS WHICH ARE DESCRIBED IN THE VARIABLE CONTRACT'S PROSPECTUS.

GARTMORE  GVIT  TOTAL  RETURN  FUND  /  ALL  PRO  BROAD  EQUITY  PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Gartmore GVIT Total Return Fund (the "GVIT Total Return Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Total Return Fund after giving effect to the Reorganization, and of shares of the All Pro Broad Equity Portfolio (the "MS Broad Equity Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Broad Equity Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Broad Equity Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.



                                                    GVIT TOTAL           MS BROAD          GVIT TOTAL
                                                    RETURN FUND      EQUITY PORTFOLIO      RETURN FUND
                                                (CLASS IV SHARES)1      FOR THE SIX     (CLASS IV SHARES)
                                                      FOR THE          MONTHS ENDED        PRO  FORMA
                                                    SIX MONTHS        JUNE 30,  2002,       ESTIMATED
                                                       ENDED            AS RESTATED      COMBINED AS OF
                                                   JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment                        None                 None             None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From
   Fund Assets (as a percentage of
   average net assets)
Management Fee                                               0.59 %             0.74 %             0.59 %
Distribution and/or Service (12b-1) Fee                        None               None               None
Other Expenses                                               0.25 %            0.31 %2             0.25 %
                                                           ________           ________           ________
Total Annual Fund Operating Expenses                         0.84 %             1.05 %             0.84 %
Total Waivers/Reimbursements of Fund Expenses                     -            0.15 %4                  -
                                                           ________           ________           ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements)                            0.84 %             0.90 %             0.84 %



                                        6


1 -GVIT created Class IV shares of the GVIT Total Return Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Broad Equity Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Broad Equity Portfolio, excluding extraordinary costs and expenses, from exceeding 0.16% at least through April 30, 2003.

GARTMORE  GVIT  GROWTH  FUND  /  ALL  PRO  LARGE  CAP  GROWTH  PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Gartmore GVIT Growth Fund (the "GVIT Growth Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Growth Fund after giving effect to the Reorganization, and of the shares of the All Pro Large Cap Growth Portfolio (the "MS Large Cap Growth Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Large Cap Growth Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Large Cap Growth Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.





                                                                       MS LARGE
                                                                      CAP GROWTH
                                                                       PORTFOLIO             GVIT
                                                     GVIT               FOR THE          GROWTH FUND
                                                  GROWTH FUND         SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
Shareholder Fees3
Fees Paid Directly From Your Investment. . .                 None              None                None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.60%              0.70%              0.60%
Distribution and/or Service (12b-1) Fee. . .                 None              None                None
Other Expenses . . . . . . . . . . . . . . .                0.25%            0.31%2               0.25%
                                                        ________           ________           ________
Total Annual Fund Operating Expenses . . . .                0.85%              1.01%              0.85%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                   -             0.11%4                  -
                                                        ________           ________           ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.85%              0.90%              0.85%

1 -GVIT created Class IV shares of the GVIT Growth Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Large Cap Growth Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Large Cap Growth Portfolio, excluding extraordinary costs and expenses, from exceeding 0.20% at least through April 30, 2003.


                                        7


          COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Comstock GVIT Value Fund (the "GVIT Value Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Value Fund after giving effect to the Reorganization, and of the shares of the All Pro Large Cap Value Portfolio (the "MS Large Cap Value Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Large Cap Value Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Large Cap Value Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                       MS LARGE
                                                                       CAP VALUE
                                                                       PORTFOLIO            GVIT
                                                     GVIT               FOR THE          VALUE FUND
                                                  VALUE FUND          SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.80%              0.70%              0.74%
Distribution and/or Service (12b-1) Fee. . .                 None               None               None
Other Expenses . . . . . . . . . . . . . . .                0.25%            0.31%2               0.25%
                                                        ________           ________            ________
Total Annual Fund Operating Expenses . . . .                1.05%              1.01%              0.99%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .              0.10%4             0.11%5             0.04%4
                                                        ________           ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.95%              0.90%              0.95%

1 -GVIT created Class IV shares of the GVIT Value Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Large Cap Value Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and GVIT have entered into a written contract limiting total annual operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.95% for the GVIT Value Fund's Class IV shares through at least October 1, 2004. The GVIT Value Fund is authorized to reimburse Gartmore-U.S. for management fees previously waived and/or for the cost of "Other Expenses" paid by Gartmore-U.S. provided that any such reimbursement will not cause the expenses of the Class IV shares of the GVIT Value Fund to exceed the expense limitation noted above. Gartmore-U.S. may request and receive reimbursement of fees waived or limited and other reimbursements made by Gartmore-U.S. at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the GVIT Value Fund was made.

5 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Large Cap Value Portfolio, excluding extraordinary costs and expenses, from exceeding 0.20% at least through April 30, 2003.


                                        8

          GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the GVIT Small Company Fund, as well as pro forma fees and expenses of the Class IV shares of the GVIT Small Company Fund after giving effect to the Reorganization, and of shares of the All Pro Small Cap Growth Portfolio (the "MS Small Cap Growth Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Small Cap Growth Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Small Cap Growth Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                       MS SMALL
                                                                      CAP GROWTH
                                                                       PORTFOLIO         GVIT SMALL
                                                  GVIT SMALL            FOR THE         COMPANY FUND
                                                 COMPANY FUND         SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None              None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.93%              0.90%              0.93%
Distribution and/or Service (12b-1) Fee. . .                 None              None               None
Other Expenses . . . . . . . . . . . . . . .                0.25%            0.31%2               0.25%
                                                         ________           ________           ________
Total Annual Fund Operating Expenses . . . .                1.18%              1.21%              1.18%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                   -             0.11%4                 --
                                                         ________           ________           ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                1.18%              1.10%              1.18%

1 -GVIT created Class IV shares of the GVIT Small Company Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Small Cap Growth Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Small Cap Growth Portfolio, excluding extraordinary costs and expenses, from exceeding 0.20% at least through April 30, 2003.



                                        9


          GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the GVIT Small Cap Value Fund, as well as pro forma fees and expenses of the Class IV shares of the GVIT Small Cap Value Fund after giving effect to the Reorganization, and of the shares of the All Pro Small Cap Value Portfolio (the "MS Small Cap Value Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Small Cap Value Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Small Cap Value Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.




                                                                        MS SMALL
                                                                       CAP VALUE
                                                                       PORTFOLIO          GVIT SMALL
                                                  GVIT SMALL            FOR THE        CAP VALUE FUND
                                                CAP VALUE FUND        SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
---------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.87%              0.90%              0.87%
Distribution and/or Service (12b-1) Fee. . .                 None              None                None
Other Expenses . . . . . . . . . . . . . . .                0.25%            0.29%2               0.25%
                                                         ________          ________            ________
Total Annual Fund Operating Expenses . . . .                1.12%              1.19%              1.12%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                   -             0.09%4                  -
                                                         ________          ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                1.12%              1.10%              1.12%


1 -GVIT created Class IV shares of the GVIT Small Cap Value Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Small Cap Value Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Small Cap Value Portfolio, excluding extraordinary costs and expenses, from exceeding 0.20% at least through April 30, 2003.


                                       10


              J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the J.P. Morgan GVIT Balanced Fund (the "GVIT Balanced Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Balanced Fund after giving effect to the Reorganization, and of the shares of the Balanced Portfolio (the "MS Balanced Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Balanced Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Balanced Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional
Information  to  this  Prospectus/Proxy  Statement.


                                                                      MS BALANCED
                                                                       PORTFOLIO             GVIT
                                                     GVIT               FOR THE         BALANCED FUND
                                                 BALANCED FUND        SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None              None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.73%              0.55%              0.73%
Distribution and/or Service (12b-1) Fee. . .                 None              None               None
Other Expenses . . . . . . . . . . . . . . .                0.26%            0.31%2               0.26%
                                                         ________          ________            ________
Total Annual Fund Operating Expenses . . . .                0.99%              0.86%              0.99%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .              0.08%4                  -             0.08%4
                                                         ________          ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.91%              0.86%              0.91%


1 -GVIT created Class IV shares of the GVIT Balanced Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Balanced Portfolio, as approved by the Market Street Board effective October 1, 2002. In addition, Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Balanced Portfolio, excluding any extraordinary costs and expenses, from exceeding 0.40% at least through April 30, 2003. However, currently the total ordinary operating expenses of the MS Balanced Portfolio (excluding advisory fees) is less than 0.40%.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and GVIT have entered into a written contract limiting total annual operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.91% for the GVIT Balanced Fund's Class IV shares through at least October 1, 2004. The GVIT Balanced Fund is authorized to reimburse Gartmore-U.S. for management fees previously waived and/or for the cost of "Other Expenses" paid by Gartmore-U.S. provided that any such reimbursement will not cause the expenses of the Class IV shares of the GVIT Balanced Fund to exceed the expense limitation noted above. Gartmore-U.S. may request and receive reimbursement of fees waived or limited and other reimbursements made by Gartmore-U.S. at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the GVIT Balanced Fund was made.


                                       11


                 GARTMORE GOVERNMENT BOND FUND / BOND PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Gartmore GVIT Government Bond Fund (the "GVIT Government Bond Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Government Bond Fund after giving effect to the Reorganization, and of the shares of the Bond Portfolio (the "MS Bond Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Bond Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Bond Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional
Information  to  this  Prospectus/Proxy  Statement.



                                                                        MS BOND
                                                                       PORTFOLIO       GVIT GOVERNMENT
                                                GVIT GOVERNMENT         FOR THE           BOND FUND
                                                   BOND FUND          SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.49%              0.40%              0.49%
Distribution and/or Service (12b-1) Fee. . .                 None              None                None
Other Expenses . . . . . . . . . . . . . . .                0.24%            0.29%2               0.24%
                                                         ________          ________            ________
Total Annual Fund Operating Expenses . . . .                0.73%              0.69%              0.73%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                   -             0.01%4                  -
                                                         ________          ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.73%              0.68%              0.73%

1 -GVIT created Class IV shares of the GVIT Government Bond Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Bond Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Bond Portfolio, excluding extraordinary costs and expenses, from exceeding 0.28% at least through April 30, 2003.


                                       12


            GVIT EQUITY 500 INDEX FUND / EQUITY 500 INDEX PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the GVIT Equity 500 Index Fund (the "GVIT Equity 500 Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Equity 500 Fund after giving effect to the Reorganization as estimated for its first fiscal period (ending December 31, 2003), and of the shares of the Equity 500 Index Portfolio (the "MS Equity 500 Index Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Equity 500 Index Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Equity 500 Index Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                        MS EQUITY
                                                                  500 INDEX PORTFOLIO     GVIT EQUITY
                                                  GVIT EQUITY            FOR THE           500 FUND
                                                    500 FUND           SIX MONTHS      (CLASS IV SHARES)
                                               (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX        JUNE 30, 2002,        ESTIMATED
                                                  MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002      OCTOBER 1, 20022     JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                 None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                 0.24%              0.24%              0.24%
Distribution and/or Service (12b-1) Fee. . .                 None               None               None
Other Expenses . . . . . . . . . . . . . . .               0.22%4             0.27%2               0.22%
                                                         ________          ________            ________
Total Annual Fund Operating Expenses . . . .                 0.46%              0.51%              0.46%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .               0.18%5             0.23%6             0.18%5
                                                         ________          ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                 0.28%              0.28%              0.28%

1 -GVIT created Class IV Shares of the GVIT Equity 500 Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable accounts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Equity 500 Index Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -As a new fund, the GVIT Equity 500 Fund has no prior history of investment operations; accordingly, these "Other Expenses" are estimates for its first fiscal period ending December 31, 2003.

5 -Gartmore-U.S. and GVIT have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.28% for the GVIT Equity 500 Fund's Class IV shares through at least October 1, 2004. The GVIT Equity 500 Fund is authorized to reimburse Gartmore-U.S. for management fees previously waived and/or for the cost of "Other Expenses" paid by Gartmore-U.S.
     provided that any such reimbursement will not cause the expenses of the Class IV shares of the GVIT Equity 500 Fund to exceed the expense limitation noted above. Gartmore-U.S. may request and receive reimbursement of fees waived or limited and other reimbursements made by Gartmore-U.S. at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the GVIT Equity 500 Fund was made.

6 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Equity 500 Index Portfolio, excluding extraordinary costs and expenses, from exceeding 0.04% at least through April 30, 2003.



                                       13


        DREYFUS GVIT INTERNATIONAL VALUE FUND / INTERNATIONAL PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Dreyfus GVIT International Value Fund (the "GVIT International Value Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT International Value Fund after giving effect to the Reorganization, as estimated for its first fiscal period (ending December 31, 2003), and of the shares of the International Portfolio (the "MS International Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS International Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS International Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                    MS INTERNATIONAL
                                                                        PORTFOLIO      GVIT INTERNATIONAL
                                              GVIT INTERNATIONAL         FOR THE           VALUE FUND
                                                  VALUE FUND           SIX MONTHS       (CLASS IV SHARES)
                                              (CLASS IV SHARES)1          ENDED             PRO FORMA
                                                  FOR THE SIX        JUNE 30, 2002,         ESTIMATED
                                                 MONTHS ENDED          AS RESTATED       COMBINED AS OF
                                                 JUNE 30, 2002      OCTOBER 1, 20022      JUNE 30, 2002
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                None                 None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.75%              0.75%                0.75%
Distribution and/or Service (12b-1) Fee. . .                None                 None               None
Other Expenses . . . . . . . . . . . . . . .                0.26%4             0.30%2               0.26%
                                                         ________          ________             ________
Total Annual Fund Operating Expenses . . . .                1.01%              1.05%                1.01%


1 -GVIT created Class IV Shares of the GVIT International Value Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS International Portfolio, as approved by the Market Street Board effective October 1, 2002. In addition, Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS International Portfolio, excluding extraordinary costs and expenses, from exceeding 0.75% at least through April 30, 2003. However, currently the total ordinary operating expenses of the MS International Portfolio (excluding advisory fees) is less than 0.75%.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -As a new fund, the GVIT International Value Fund has no prior history of investment operations; accordingly, these "Other Expenses" are estimates for its first fiscal period ending December 31, 2003.



                                       14


           STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Strong GVIT Mid Cap Growth Fund (the "GVIT Mid Cap Fund"), as well as pro forma fees and expenses of the Class IV shares of the GVIT Mid Cap Fund after giving effect to the Reorganization, and of the shares of the Mid Cap Growth Portfolio (the "MS Mid Cap Growth Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Mid Cap Growth Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Mid Cap Growth Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                      MS MID CAP
                                                                   GROWTH PORTFOLIO       GVIT MID
                                                   GVIT MID             FOR THE           CAP FUND
                                                   CAP FUND           SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.90%              0.75%              0.75%
Distribution and/or Service (12b-1) Fee. . .                None               None               None
Other Expenses . . . . . . . . . . . . . . .                0.27%              0.31%2             0.26%
                                                         ________          ________            ________
Total Annual Fund Operating Expenses . . . .                1.17%              1.06%              1.01%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                0.22%4             0.11%5             0.06%4
                                                         ________          ________            ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.95%              0.95%              0.95%

1 -GVIT created Class IV shares of the GVIT Mid Cap Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative fee for the MS Mid Cap Growth Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and GVIT have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.95% for the GVIT Mid Cap Fund's Class IV shares through at least October 1, 2004. The GVIT Mid Cap Fund is authorized to reimburse Gartmore-U.S. for management fees previously waived and/or for the cost of "Other Expenses" paid by Gartmore-U.S. provided that any such reimbursement will not cause the expenses of the Class IV shares of the GVIT Mid Cap Fund to exceed the expense limitation noted above.
     Gartmore-U.S. may request and receive reimbursement of fees waived or limited and other reimbursements made by Gartmore-U.S. at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

5 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Mid Cap Growth Portfolio, excluding extraordinary costs and expenses, from exceeding 0.20% at least through April 30, 2003.


                                       15


            GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO

     This table describes the fees and expenses of the Class IV shares of the Gartmore GVIT Money Market Fund (the "GVIT Money Market Fund"), as well as pro forma fees and expenses of the Class IV Shares of the GVIT Money Market Fund after giving effect to the Reorganization, and of the shares of the Money Market Portfolio (the "MS Money Market Portfolio"), for the six month period ended June 30, 2002. The information in this table regarding the MS Money Market Portfolio reflects the fee table information in the Market Street Prospectus as restated to reflect certain revised fees (as further described below) effective October 1, 2002. As a result, the following expense information for the MS Money Market Portfolio will not necessarily be reflected in the financial statements for such Portfolio, which are as of June 30, 2002, and are included in the Statement of Additional Information to this Prospectus/Proxy Statement.


                                                                       MS MONEY
                                                                   MARKET PORTFOLIO      GVIT MONEY
                                                  GVIT MONEY            FOR THE          MARKET FUND
                                                  MARKET FUND         SIX MONTHS      (CLASS IV SHARES)
                                              (CLASS IV SHARES)1         ENDED            PRO FORMA
                                                  FOR THE SIX       JUNE 30, 2002,        ESTIMATED
                                                 MONTHS ENDED         AS RESTATED      COMBINED AS OF
                                                 JUNE 30, 2002     OCTOBER 1, 20022     JUNE 30, 2002
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES3
Fees Paid Directly From Your Investment. . .                None               None               None
ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
Management Fee . . . . . . . . . . . . . . .                0.38%              0.25%              0.38%
Distribution and/or Service (12b-1) Fee. . .                None               None               None
Other Expenses . . . . . . . . . . . . . . .                0.24%            0.30%2               0.24%
                                                         ________           ________           ________
Total Annual Fund Operating Expenses . . . .                0.62%              0.55%              0.62%
Total Waivers/Reimbursements
   of Fund Expenses. . . . . . . . . . . . .                0.12%4             0.05%5             0.12%4
                                                         ________           ________           ________
Total Annual Fund Operating Expenses
   (After Waivers/Reimbursements). . . . . .                0.50%              0.50%              0.50%


1 -GVIT created Class IV shares of the GVIT Money Market Fund specifically for completing the Reorganization and for subsequent sales within certain NLICA, NLACA, and NLIC variable contracts available on or before April 28, 2003. No Class IV shares will be sold to insurance company separate accounts until the Reorganization.

2 -"Other Expenses" have been restated to reflect the fees under new fund administration and transfer agency agreements and the imposition of an administrative services fee for the MS Money Market Portfolio, as approved by the Market Street Board effective October 1, 2002.

3 -In addition, variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

4 -Gartmore-U.S. and GVIT have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.50% for the GVIT Money Market Fund's Class IV shares through at least October 1, 2004. The GVIT Money Market Fund is authorized to reimburse Gartmore-U.S. for management fees previously waived and/or for the cost of "Other Expenses" paid by Gartmore-U.S. provided that any such reimbursement will not cause the expenses of the Class IV shares of the GVIT Money Market Fund to exceed the expense limitation noted above. Gartmore-U.S. may request and receive reimbursement of fees waived or limited and other reimbursements made by Gartmore-U.S. at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the GVIT Money Market Fund was made.

5 -Gartmore-U.S. and Market Street have entered into a written contract limiting "Other Expenses" of the MS Money Market Portfolio, excluding extraordinary costs and expenses, from exceeding 0.25% at least through April 30, 2003.


COMPARATIVE  EXPENSE  EXAMPLES

     The following comparative expense examples are intended to help you compare the cost of investing in the Market Street Portfolio whose shares you currently own with the cost of investing in Class IV Shares of the corresponding GVIT Acquiring Fund into which your Market Street Portfolio is proposed to be reorganized. The comparative expense example for each separate Market Street Portfolio and its corresponding GVIT Acquiring Fund assumes that you invest $10,000 in each such fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Pro Forma Combined Example assumes that you invest $10,000 in Class IV shares of the GVIT Acquiring Fund assuming the Reorganization had been completed with its corresponding Market Street Portfolio. The examples assume the fees and expenses set forth in the preceding Fee Tables and that your investment has a 5% return each year. The examples, however, do not include charges that are imposed by variable contracts. If these charges were reflected, the expenses listed below would be higher.


                                       16


     Each One Year period shown below for each of the GVIT Acquiring Funds and the Market Street Portfolios and each Pro Forma Combined Example assumes operating expenses to be after waivers and reimbursements as presented in the preceding Fee Tables. The calculations for the Three, Five and Ten Year periods shown below assume operating expenses before waivers and reimbursements as reflected in the preceding Fee Tables. Although your costs may be higher or lower, based on these assumptions your costs would be:




                                                 ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------------------------
MS Broad Equity Portfolio . . . . . . . . . . .  $      92  $        319  $       565  $    1,269
GVIT Total Return Fund (Class IV shares). . . .         86           268          466       1,037
Pro Forma Combined GVIT Fund (Class IV shares).         86           268          466       1,037
MS Large Cap Growth Portfolio . . . . . . . . .  $      92  $        311  $       547  $    1,226
GVIT Growth Fund (Class IV shares). . . . . . .         87           271          471       1,049
Pro Forma Combined GVIT Fund (Class IV shares).         87           271          471       1,049
MS Large Cap Value Portfolio. . . . . . . . . .  $      92  $        311  $       547  $    1,226
GVIT Value Fund (Class IV shares) . . . . . . .         97           324          570       1,274
Pro Forma Combined GVIT Fund (Class IV shares).         97           311          543       1,209
MS Small Cap Growth Portfolio . . . . . . . . .  $     112  $        373  $       654  $    1,456
GVIT Small Company Fund (Class IV shares) . . .        120           375          649       1,432
Pro Forma Combined GVIT Fund (Class IV shares).        120           375          649       1,432
MS Small Cap Value Portfolio. . . . . . . . . .  $     112  $        369  $       646  $    1,435
GVIT Small Cap Value Fund (Class IV shares) . .        114           356          617       1,363
Pro Forma Combined GVIT Fund (Class IV shares).        114           356          617       1,363
MS Balanced Portfolio . . . . . . . . . . . . .  $      88  $        274  $       477  $    1,061
GVIT Balanced Fund (Class IV shares). . . . . .         93           307          539       1,206
Pro Forma Combined GVIT Fund (Class IV shares).         93           307          539       1,206
MS Bond Portfolio . . . . . . . . . . . . . . .  $      69  $        220  $       383  $      858
GVIT Government Bond Fund (Class IV shares) . .         75           233          406         906
Pro Forma Combined GVIT Fund (Class IV shares).         75           233          406         906
MS Equity 500 Index Portfolio . . . . . . . . .  $      29  $        140  $       262  $      618
GVIT Equity 500 Fund (Class IV shares). . . . .         29           129          N/A*         N/A*
Pro Forma Combined GVIT Fund (Class IV shares).         29           129          240         562
MS International Portfolio. . . . . . . . . . .  $     107  $        334  $       579  $    1,283
GVIT International Value Fund (Class IV shares)        103           322          N/A*         N/A*
Pro Forma Combined GVIT Fund (Class IV shares).        103           322          558       1,236
MS Mid Cap Growth Portfolio . . . . . . . . . .  $      97  $        326  $       574  $    1,284
GVIT Mid Cap Fund (Class IV shares) . . . . . .         97           350          622       1,401
Pro Forma Combined GVIT Fund (Class IV shares).         97           316          552       1,231
MS Money Market Portfolio . . . . . . . . . . .  $      51  $        171  $       302  $      684
GVIT Money Market Fund (Class IV shares). . . .         51           186          334         763
Pro Forma Combined GVIT Fund (Class IV shares).         51           186          334         763

* As a new fund, this fund is only required to provide examples for the One Year and Three Year periods.


                                       17

COMPARATIVE  PERFORMANCE  INFORMATION

     The table below provides total return performance information for periods ended June 30, 2002. Past performance is not a guarantee of future results, and it is not possible to predict whether or not performance of the GVIT Acquiring Funds will be affected by the Reorganization.



MARKET STREET PORTFOLIO/
GVIT ACQUIRING  FUND      AVERAGE  ANNUAL  TOTAL  RETURN  FOR PERIODS ENDED JUNE 30, 2002
                                6 MONTHS(1)  1 YEAR   2 YEARS   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------
MS Broad Equity Portfolio. . .      -11.92%  -15.70%    -8.61%    -7.03%     1.58%      8.14%
GVIT Total Return Fund(2). . .       -5.97%   -9.98%   -11.39%    -7.80%     2.12%      9.58%
MS Large Cap Growth Portfolio.      -18.89%  -25.51%   -28.18%   -16.94%      N/A         N/A
GVIT Growth Fund(2). . . . . .      -17.16%  -24.33%   -34.11%   -25.86%    -7.97%      4.24%
MS Large Cap Value Portfolio .       -3.89%   -6.17%     2.02%    -3.32%      N/A        N/A
GVIT Value Fund(2) . . . . . .      -14.16%  -17.36%   -18.61%   -10.14%      N/A        N/A
MS Small Cap Growth Portfolio.      -20.76%  -29.82%   -30.67%    -7.28%      N/A        N/A
GVIT Small Company Fund(2) . .       -4.35%   -9.54%    -4.97%     9.15%     8.74%       N/A
MS Small Cap Value Portfolio .        2.57%    4.72%    17.21%     9.16%      N/A        N/A
GVIT Small Cap Value Fund(2) .      -12.35%  -14.19%     6.13%     8.93%      N/A        N/A
MS Balanced Portfolio. . . . .       -7.23%   -9.39%    -4.29%    -3.08%     2.96%      8.03%
GVIT Balanced Fund(2). . . . .       -8.49%  -10.38%    -7.51%    -5.79%      N/A        N/A
MS Bond Portfolio. . . . . . .        2.61%    6.88%     8.30%     6.62%     6.19%      6.35%
GVIT Government Bond Fund(2) .        4.18%    9.09%     9.95%     7.87%     7.36%      7.18%
MS Equity 500 Index Portfolio.      -13.23%  -18.26%   -16.57%      N/A       N/A        N/A
GVIT Equity 500 Fund . . . . .           *        *         *         *         *          *
MS International Portfolio . .        7.22%    1.26%    -4.08%     2.58%     4.68%      8.55%
GVIT International Fund. . . .           *        *         *         *         *          *
MS Mid Cap Growth Portfolio. .      -10.68%  -11.08%    -0.60%     8.42%    10.17%     11.38%
GVIT Mid Cap Fund(2)(3). . . .      -23.73%  -38.35%   -34.56%   -12.83%      N/A        N/A
MS Money Market Portfolio. . .        0.67%    1.96%     3.75%     4.34%     4.67%       N/A
GVIT Money Market Fund(2). . .        0.62%    1.89%     3.68%     4.24%     4.60%      4.45%


* -Because this GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the corresponding Market Street
     Portfolio, the GVIT Acquiring Fund will assume the performance history of its corresponding Market Street Portfolio if the Reorganization is completed.

(1)  -These  total  return  figures  have  not  been  annualized.

(2) -These total return figures are based on the performance of the Class I shares of the GVIT Acquiring Fund through June 30, 2002, which was achieved prior to the creation of Class IV shares. Class IV shares have been created specifically for the purpose of the Reorganization. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, Class IV shares' average annual total returns would have been the same or similar as what Class I shares produced. This is because the Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

(3) -Because the GVIT Mid Cap Fund will be adopting substantially the same investment objectives, strategies and policies as the MS Mid Cap Growth Portfolio, and have the same portfolio manager, the same investment advisory fees and generally the same overall fee structure as the MS Mid Cap Growth Portfolio, all effective as of the date of the Reorganization, the MS Mid Cap Growth Portfolio will be considered the successor fund for performance purposes.

     For further information about the performance of the Market Street Portfolios, including information about how each Portfolio performed relative to its benchmark, please see Market Street's Annual and Semi-Annual Reports to Shareholders, which you may request as explained on page 2 of this Prospectus/Proxy Statement. For further information about the performance of the GVIT Acquiring Funds, including information about how each Fund performed relative to its benchmark, please see "Information About the GVIT Acquiring Funds and Fund performed relative to its benchmark, please see "INFORMATION
ABOUT THE GVIT ACQUIRING FUNDS AND THE MARKET STREET PORTFOLIOS - PERFORMANCE" below and Exhibit B to this Prospectus/Proxy Statement.


                                       18


     COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES, AND PRINCIPAL RISKS OF THE MARKET STREET PORTFOLIOS AND THE CORRESPONDING GVIT ACQUIRING FUNDS

     This section contains tables comparing the investment objectives, policies, strategies and principal risks of investing in each Market Street Portfolio and its corresponding GVIT Acquiring Fund. The discussion of the differences between the Market Street Portfolios and their corresponding GVIT Acquiring Funds is reflected in italics. For a more complete discussion of the principal risks of investing in the Market Street Portfolios and the GVIT Acquiring Funds, please see "RISKS OF AN INVESTMENT IN ONE OR MORE OF THE FUNDS" below.

     One particular difference between the Market Street Portfolios and the corresponding GVIT Acquiring Funds, which is not noted in the tables, is that the investment objective of each Market Street Portfolio is "fundamental," while the investment objective for each GVIT Acquiring Fund is "non-fundamental." This means that the investment objectives for the GVIT Acquiring Funds, unlike the Market Street Portfolios, may be changed by the Board of GVIT without shareholder approval. Such a change, however, would only be made after approval by the GVIT Board.

     Also, each of the Market Street Portfolios, other than the MS Mid Cap Growth Portfolio and the MS Money Market Portfolio, utilizes a "manager of managers" strategy whereby the investment adviser selects one or more subadvisers with different areas of expertise to manage all or a certain portion of the Portfolio. In some instances, certain Market Street Portfolios use multiple managers whereby the investment adviser selects multiple subadvisers pursuant to the investment adviser's "manager of managers" authority. Specifically, each of the MS Broad Equity Portfolio, MS Large Cap Growth Portfolio, MS Large Cap Value Portfolio, MS Small Cap Growth Portfolio, and MS Small Cap Value Portfolio utilizes a "multi-manager" strategy. While in some instances the corresponding GVIT Acquiring Fund may also use a "manager of managers" strategy (i.e., GVIT Small Company and Small Cap Value Funds), the other corresponding GVIT Acquiring Funds do not. Each of the Market Street Portfolios utilizing a "manager of managers" strategy follow such strategy strictly by monitoring and rebalancing each such Portfolio's allocation among its multiple subadvisers on a daily basis. The GVIT Small Company and Small Cap Value Funds do not follow a policy of rebalancing daily the allocations among their subadvisers.

     In addition to the policies and strategies set forth below, each GVIT Acquiring Fund and each Market Street Portfolio is also subject to certain additional investment policies and limitations, which are described in the GVIT SAI and the Market Street Prospectus and SAI, respectively. The GVIT SAI and the Market Street Prospectus and SAI, all of which are incorporated herein by reference thereto, together set forth additional information about the investment objectives, policies, strategies and limitations of each GVIT Acquiring Fund and the corresponding Market Street Portfolio.


                                       19





-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                            GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
 MS BROAD EQUITY PORTFOLIO                                         GVIT TOTAL RETURN FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                             INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                                   Total return through a flexible combination of capital
                                                                   appreciation and current income.
 The investment objective of the MS Broad Equity
 Portfolio is similar to the investment objective of the
 GVIT Total Return Fund in that capital appreciation
 composes at least part of each fund's investment objec-
 tive.  However, the GVIT Total Return Fund seeks total
 return through a combination of capital appreciation and
 current income. In other words, the GVIT Total Return
 Fund looks for stocks or other securities that may pay divi-
 dends and other income instead of relying solely on the
 security's prospects for increasing in value. The MS Broad
 Equity Portfolio seeks only capital appreciation and relies more upon a security's prospects for increasing in value.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                            PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Broad Equity                   To achieve its objective, the GVIT Total Return Fund
 Portfolio invests at least 80% of its total assets in equi-       invests primarily in common stocks and convertible
 ty securities of both larger and smaller companies                securities.
 included in the Wilshire 5000 equity universe that, at
 the time of purchase, the subadvisers believe offer
 above-average potential for growth in future earnings.
 The Wilshire 5000 equity universe is comprised of all
 U.S. headquartered equity securities with readily avail-
 able price data and includes over 6,000 equity securi-
 ties. The securities invested in by the GVIT Total
 Return Fund fall within the larger capitalization range
 of the Wilshire 5000 equity universe.

 Both funds invest primarily in equity securities.
 However, the two differ in that the MS Broad Equity Portfolio invests in equity securities of both larger and smaller com-panies while the GVIT Total Return Fund does not invest in smaller companies as a principal strategy. In addition, the MS Broad Equity Portfolio has an explicit policy to invest at least 80% of its total assets in the equity securities of larger and smaller capitalization companies. Also the GVIT Total
 Return Fund specifically lists convertible securities (see description under "INFORMATION ABOUT THE GVIT
 ACQUIRING FUNDS AND THE MARKET STREET
 PORTFOLIOS-FURTHER INFORMATION ABOUT THE
 GVIT ACQUIRING FUNDS"), a type of equity security, as a principal investment. While the MS Broad Equity Portfolio may invest in convertible securities, it does not list such instruments as a principal investment.


                                                     20






-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                     GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BROAD EQUITY PORTFOLIO                                 GVIT TOTAL RETURN FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                         INVESTMENT STYLE AND STRATEGIES:
 The MS Broad Equity Portfolio employs a multi-man-       The portfolio managers of GVIT Total Return Fund
 ager structure and is currently allocated among four     look for stocks and other securities that may pay divi-
 subadvisers, each of which manages its segment using     dends and other income, instead of relying solely on
 a single-style investment discipline, such as large cap  the security's prospects for increasing in value. The
 growth, large cap value, small cap growth and small      portfolio managers generally consider the following
 cap value. The four subadvisers for the MS Broad         factors when choosing companies to purchase: above-
 Equity Portfolio, with the allocations of portfolio      average revenue growth; consistent earnings growth;
 assets, are as follows - Alliance Capital Management     above-average earnings growth; or attractive valua-
 L.P. ("Alliance") managing 42.5% of the assets,          tion.
 Sanford C. Bernstein & Co., LLC ("Bernstein") man-
 aging 42.5% of the assets, Husic Capital Management      The GVIT Total Return Fund usually will sell securities
 ("Husic") managing 7.5% of the assets, and Reams         if: (1) there is a significant increase in share price; (2)
 Asset Management Company, LLC ("Reams") manag-           the outlook of a company's earnings becomes less
 ing 7.5% of the assets.                                  attractive; or (3) more favorable opportunities are
                                                          identified.
 - Alliance (large cap growth) seeks to identify
   companies with strong relative earnings
   growth and reasonable valuations by utilizing
   a "bottom-up" investment approach that com-
   bines a quantitative scoring system with ana-
   lyst judgment. A  "bottom-up" investment
   approach focuses on stock selection and ana-
   lytical review instead of focusing on particular
   sectors. In using this approach, the portfolio
   managers speak directly to business owners,
   staff, suppliers, and others who can give an
   impression of the company.
 - Bernstein (large cap value) uses an investment
   approach which is "bottom-up" and price
   driven, ranking companies based upon expect-
   ed internal rates of return and utilizing inten-
   sive field research with respect to the top-rank-
   ing companies.
 - Husic (small cap growth) also utilizes a "bot-
   tom-up" approach. In particular, Husic seeks
   to identify fundamental or secular (i.e., long
   term) changes in companies or industries that
   often signal higher than anticipated earnings
   growth. Husic's selection process focuses on
   stocks of companies most likely to benefit
   from those changes.
 - Reams (small cap value) utilizes quantitative
   research analysis, including probability-
   weighted scenario analysis and fundamental
   research to identify companies with the poten-
   tial for high returns. A "probability-weighted
   scenario analysis" means a quantitative review
   of the different possible outcomes of a particu-
   lar security's return.
   The MS Broad Equity Portfolio and GVIT Total Return
   Fund typically consider similar factors when selecting


                                                     21




-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                           GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BROAD EQUITY PORTFOLIO                                         GVIT TOTAL RETURN FUND
-------------------------------------------------------------------------------------------------------------------------
 investments. However, the investment style and strategies
 of the two differ in certain respects. The MS Broad Equity
 Portfolio's investment adviser utilizes a multi-manager
 structure employing four subadvisers and using a blend of
 the four single-style disciplines (as defined by the MS Broad
 Equity Portfolio). The use of a blend of the four single-style disciplines means that the MS Broad Equity Portfolio
 invests in both growth-oriented and value-oriented large
 and small capitalization companies. In contrast, the single investment adviser for the GVIT Total Return Fund does
 not employ the services of any subadviser, yet, somewhat
 similar to the MS Broad Equity Portfolio, the GVIT Total
 Return Fund uses a "blended" approach investing in stocks
 with both growth and value characteristics.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                                 PRINCIPAL RISKS:

 The MS Broad Equity Portfolio is subject to the fol-             The GVIT Total Return Fund is subject to the follow-
 lowing principal risks:                                          ing principal risk:

 - MARKET RISK                                                    - STOCK MARKET RISK
 - FINANCIAL RISK
   (similar to the stock market risk of the GVIT
   Total Return Fund.)

 - SMALL COMPANY RISK
 The MS Broad Equity Portfolio may have greater exposure to small company risk because it generally has invested to a greater extent in small capitalization companies than the GVIT Total Return Fund. As a result, to the extent the MS
 Broad Equity Portfolio invests in small capitalization com-panies, the value of such portfolio securities may at times be more volatile and subject to greater risk than the portfo-lio securities of the GVIT Total Return Fund.

-------------------------------------------------------------------------------------------------------------------------
 MS LARGE CAP GROWTH PORTFOLIO                                    GVIT GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                            INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                                  Long-term capital appreciation.

 The investment objective of the MS Large Cap Growth
 Portfolio is the same as the investment objective for the GVIT Growth Fund.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                           PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Large Cap                     Under normal conditions, the GVIT Growth Fund pri-
 Growth Portfolio invests at least 80% of its total assets        marily invests in common stock of large capitalization


                                                     22





-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                       GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS LARGE CAP GROWTH PORTFOLIO                                GVIT GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
 in equity securities of larger companies included in        companies and in convertible securities and generally
 the Wilshire 5000 equity universe that, at the time of      tends to be fully invested in these securities.
 purchase, the subadvisers believe offer above-average
 potential for growth in future earnings (see the MS
 Broad Equity Portfolio discussion above for a descrip-
 tion of the Wilshire 5000 equity universe).

 The principal investments of the MS Large Cap
 Growth Portfolio are substantially similar to those of the GVIT Growth Fund in that both the MS Large Cap
 Growth Portfolio and the GVIT Growth Fund focus on large cap growth companies. The securities in which the GVIT Growth Fund invests fall within the larger capitalization portion of the Wilshire 5000 equity uni-verse. However, the two funds differ in that while both focus on large cap growth companies, the MS Large Cap
 Growth Portfolio has an explicit policy to invest at least
 80% of its total assets in large cap growth companies.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                            INVESTMENT STYLE AND STRATEGIES:

 Currently two subadvisers - Alliance and Geewax,            The portfolio manager and analysts gather, check and
 Terker & Co. ("Geewax") - manage the MS Large Cap           analyze information about industries and companies
 Growth Portfolio using a single-style discipline. Each      to determine if they are well positioned for long-term
 subadivser manages 50% of the MS Large Cap Growth           growth. The portfolio manager considers, among
 Portfolio's assets. The single-style discipline signifies   other things, a company's financial strength, compet-
 that the MS Large Cap Growth Portfolio's primary            itive position in its industry, projected future earn-
 focus is large cap growth companies.                        ings, cash flows, and dividends when deciding
                                                             whether to buy or sell securities. The GVIT Growth
 - Alliance seeks to identify companies with strong          Fund looks for companies whose earnings are expect-
 relative earnings growth and reasonable valua-              ed to consistently grow faster than other companies
 tions by utilizing a "bottom-up" investment                 in the market.
 approach that combines a quantitative scoring
 system and analyst judgment (see the MS Broad               The GVIT Growth Fund will generally sell securities if:
 Equity Portfolio discussion above for a descrip-            (1) the price of the security is overvalued; (2) the out-
 tion of a "bottom-up" investment approach).                 look for a company's earnings becomes less attractive;
 - Geewax uses financial quality, sustainable                or (3) more favorable opportunities are identified.
 growth, and downside volatility screens to
 eliminate issuers from consideration and pur-               Gartmore-U.S. generally has a buy and hold strategy
 chases securities from the remaining issuers.               and does not engage in frequent portfolio securities
                                                             trading. However, the portfolio manager has engaged
 The investment strategy of the MS Large Cap Growth          in more frequent portfolio securities trading for the
 Portfolio is substantially similar to the investment        GVIT Growth Fund in an attempt to take advantage of
 strategy of the GVIT Growth Fund. While the funds           recent volatile markets. Frequent portfolio transac-
 differ in the respect that the MS Large Cap Growth          tions will lead to higher transaction costs for the
 Portfolio utilizes a multi-manager strategy, the primary    Fund.
 focus for both the MS Large Cap Growth Portfolio and the
 GVIT Growth Fund is large cap growth companies. In
 addition, when selecting investments, the subadvisers of
 the MS Large Cap Growth Portfolio consider factors that
 are similar to those considered by the GVIT Growth Fund's
 portfolio manager.

                                                          23




-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                        GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS LARGE CAP GROWTH PORTFOLIO                                  GVIT GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                              PRINCIPAL RISKS:
 The MS Large Cap Growth Portfolio is subject to the           The GVIT Growth Fund is subject to the following
 following principal risks:                                    principal risks:

 - MARKET RISK                                                 - STOCK MARKET RISK
 - FINANCIAL RISK                                              - MARKET TRENDS RISK
                                                               - PORTFOLIO TURNOVER RISK
   (similar to the stock market and market trends
   risks of the GVIT Growth Fund.)

 However, the GVIT Growth Fund may have higher trans-action costs and be more volatile than the MS Large Cap
 Growth Portfolio because the GVIT Growth Fund may engage in more active and frequent trading during volatile market conditions.

-------------------------------------------------------------------------------------------------------------------------
 MS LARGE CAP VALUE PORTFOLIO                                  GVIT VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                         INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                               Capital growth and income through investments in
                                                               equity securities, including common stocks, preferred
 The investment objective of the MS Large Cap Value            stocks and securities convertible into common and
 Portfolio is similar to that of the GVIT Value Fund in        preferred stocks.
 certain respects. Both funds have growth of capital as
 an objective. And, although not stated in its invest-
 ment objective, the GVIT Value Fund, like the MS
 Large Cap Value Fund, seeks long-term growth of cap-
 ital. However, the GVIT Value Fund also has income as an
 objective. Thus, the GVIT Value Fund seeks stocks or other
 securities which may produce income in the form of divi-
 dends while the MS Large Cap Value Portfolio relies more
 heavily upon a security's prospects for increasing in value when selecting investments.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                        PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Large Cap Value            Under normal market conditions, the GVIT Value
 Portfolio invests at least 80% of its total assets in         Fund invests in a portfolio of equity securities, con-
 undervalued equity securities of larger companies             sisting primarily of common stocks. The GVIT Value
 included in the Wilshire 5000 equity universe that, at        Fund may invest up to 25% of its total assets in secu-
 the time of purchase, the subadvisers believe offer           rities of foreign issuers. The GVIT Value Fund may
 potential for long-term growth in future earnings (see        also purchase and sell certain derivative instruments,
 the MS Broad Equity Portfolio discussion above for a          such as options, futures contracts and options on
 description of the Wilshire 5000 equity universe).            futures contracts, for various portfolio management
                                                               purposes.
 The funds are similar in that both invest primarily in
 undervalued equity securities.  However, the MS Large
 Cap Value Portfolio invests in the undervalued equity secu-
 rities of larger companies while the GVIT Value Fund
 invests in undervalued securities of large, medium or small

                                                            24



-------------------------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIOS                                                            GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS LARGE CAP VALUE PORTFOLIO                                      GVIT VALUE FUND
 companies (all of which fall within the Wilshire 5000
 equity universe). Also, the GVIT Value Fund states as one
 of its principal investment strategies that it may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain derivative instruments. The
 MS Large Cap Value Portfolio may also invest in foreign
 securities and in certain derivatives, but they are not prin-
 cipal strategies of the MS Large Cap Value Portfolio.
 Therefore, the GVIT Value Fund will be subject to a greater degree to those risks associated with foreign investments
 than the MS Large Cap Value Portfolio to the extent the
 GVIT Value Fund is invested to a larger degree in foreign
 securities and will be subject to the risks associated with derivative instruments. Finally, the two funds differ in
 that the MS Large Cap Value Portfolio has an explicit pol-
 icy to invest at least 80% of its total assets in equity secu-
 rities of larger companies.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                 INVESTMENT STYLE AND STRATEGIES:

 The MS Large Cap Value Portfolio is managed by two               The GVIT Value Fund emphasizes a value style of
 subadvisers - Mellon Equity Associates, LLP                      investing, seeking well-established, undervalued com-
 ("Mellon") and Bernstein. Each subadviser manages                panies believed by Van Kampen Asset Management
 50% of the MS Large Cap Value Portfolio's assets. The            Inc. ("VKAM"), the GVIT Value Fund's subadviser, to
 subadvisers use a single-style discipline, focusing on           possess the potential for capital growth and income.
 large capitalization value companies.                            VKAM generally seeks to identify companies that are
                                                                  undervalued and have identifiable factors that might
 - Mellon seeks securities of companies with low                  lead to improved valuations. This catalyst could come
 risk and solid long-term growth potential                        from within the company in the form of new man-
 through an investment process that integrates                    agement, operation enhancements, restructuring or
 quantitative analysis and fundamental                            reorganization. It can also be caused by external fac-
 research.                                                        tors, such as an improvement in industry conditions
 - Bernstein's value-oriented investment                          or a regulatory change.
 approach is "bottom-up" and price driven,
 ranking companies based upon expected                            Portfolio securities are typically sold when VKAM's
 internal rates of return and utilizing intensive                 assessments of the capital growth and income poten-
 field research with respect to the top-ranking                   tial of such securities materially change and factors
 companies (see the MS Broad Equity Portfolio                     indicate it is desirable to do so. Such factors include a
 discussion above for a description of a                          change in economic or market factors in general or
 "bottom-up" investment approach).                                with respect to a particular industry, a change in mar-
                                                                  ket trend or other factors affecting an individual secu-
 The investment style and strategies of the funds are             rity, changes in the relative market performance or
 similar.  It is worth noting, however, that two portfolio        appreciation possibilities offered by individual securi-
 managers - Mellon and Bernstein - subadvise the MS               ties and other circumstances bearing on the desirabil-
 Large Cap Value Portfolio while VKAM is the sole subad-          ity of a given investment.
 viser for the GVIT Value Fund.

                                                            25




MARKET STREET PORTFOLIOS                                                           GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS LARGE CAP VALUE PORTFOLIO                                      GVIT VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS:                                                  PRINCIPAL RISKS:
-------------------------------------------------------------------------------------------------------------------------
The MS Large Cap Value Portfolio is subject to the fol-           The GVIT Value Fund is subject to the following prin-
 lowing principal risks:                                          cipal risks:

 - MARKET RISK                                                    - STOCK MARKET RISK
 - FINANCIAL RISK                                                 - MARKET TRENDS RISK
                                                                  - MID/SMALL CAP RISK
   (similar to the stock market and market trends                 - FOREIGN RISK
   risks associated with the GVIT Value Fund.)                    - DERIVATIVES RISK

 However, the GVIT Value Fund is subject to the addition-al principal risks associated with medium and small capi-talization companies, foreign investments and derivatives.
 While the MS Large Cap Value Portfolio may invest in for-eign securities and certain derivatives, these are not princi-pal strategies for the MS Large Cap Value Portfolio.
 Therefore, an investment in the GVIT Value Fund may be riskier than an investment in the MS Large Cap Value
 Portfolio to the extent the GVIT Value Fund is so invested.

-------------------------------------------------------------------------------------------------------------------------
 MS SMALL CAP GROWTH PORTFOLIO                                    GVIT SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                            INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                                  Long-term growth of capital.

 The investment objective of the MS Small Cap
 Growth Portfolio is substantially similar to the invest-ment objective for the GVIT Small Company Fund.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                           PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Small Cap                     Under normal conditions, the GVIT Small Company
 Growth Portfolio invests at least 80% of its total assets        Fund invests at least 80% of its net assets in equity
 in equity securities of smaller companies included in            securities issued by small capitalization companies.
 the Wilshire 5000 equity universe that, at the time of           Small capitalization companies are those companies
 purchase, the subadvisers believe offer above-average            whose equity market capitalizations at the time of
 potential for growth in future earnings (see the MS              investment are similar to the market capitalizations of
 Broad Equity Portfolio discussion above for a descrip-           companies in the Russell 2000   Index. The Russell
 tion of the Wilshire 5000 equity universe).                      2000   Index, published by Frank Russell Company,
                                                                  is an index consisting of approximately 2000 compa-
 The principal investments of the MS Small Cap Growth             nies with small market capitalizations relative to the
 Portfolio are similar to the principal investments of the        market capitalizations of other U.S. companies. As of
 GVIT Small Company Fund. Both funds invest prima-                December 31, 2001, the market capitalization of com-
 rily in equity securities of smaller companies. The por-         panies in the Russell 2000  Index ranged from
 tion of the Wilshire 5000 equity universe in which the           approximately $4.1 million to $2.3 billion.
 MS Small Cap Growth Portfolio generally invests
 ($174 million to $1.8 billion as of June 30, 2002)               A portion of the GVIT Small Company Fund will be
 tends to be somewhat narrower than the Russell 2000              invested in equity securities of small-capitalization
 Index. Therefore, the securities in which the MS                 companies that are located outside of the United
 Small Cap Growth Portfolio invests fall within the               States. A portion of the GVIT Small Company Fund's
 universe of securities in which the GVIT Small                   assets may also be invested in equity securities of the
 Company Fund generally invests.

                                                            26




MARKET STREET PORTFOLIOS                                                         GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP GROWTH PORTFOLIO                                    GVIT SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
 However, the GVIT Small Company Fund also invests a             companies whose market capitalizations exceed that
 portion of its assets in foreign securities and may invest a    of small capitalization companies. The equity securi-
 portion of its assets in larger companies.                      ties which the GVIT Small Company Fund holds are
                                                                 primarily common stocks, although it may purchase
                                                                 other equity securities such as preferred stock and
                                                                 convertible securities.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                INVESTMENT STYLE AND STRATEGIES:

 Two subadvisers currently manage the MS Small Cap               Gartmore-U.S., the GVIT Small Company Fund's
 Growth Portfolio with the following allocations of              investment adviser, has chosen The Dreyfus
 portfolio assets - Husic managing 60% of the assets,            Corporation ("Dreyfus"), Gartmore Global Partners
 and Lee Munder Investments, Ltd. ("Lee Munder")                 ("GGP"), Neuberger Berman, LLC ("Neuberger"),
 managing 40% of the assets. The subadvisers use a               Strong Capital Management, Inc. ("Strong") and
 single-style discipline, focusing on small capitaliza-          Waddell & Reed Investment Management Company
 tion growth companies.                                          ("WRIMCO") to each manage a portion of the GVIT
                                                                 Small Company Fund. In addition, Gartmore-U.S.
 - Husic utilizes a "bottom-up" approach. In par-                manages a portion of the GVIT Small Company Fund.
 ticular, Husic seeks to identify fundamental or
 secular (i.e., long term) changes in companies                  - Gartmore-U.S. invests primarily in stocks of U.S.
 or industries that often signal higher than                     and foreign companies which it considers to be
 anticipated earnings growth (see the MS Broad                   value companies. These companies have good
 Equity Portfolio discussion above for a descrip-                earnings growth potential and Gartmore-U.S.
 tion of a "bottom-up" investment approach).                     believes that the market has undervalued them.
 - Lee Munder chooses companies that have                        Gartmore-U.S. also invests in unrecognized
 established above-average growth, superior                      stocks and stocks of special situation companies
 business positions and strong management.                       and turnarounds (companies that have experi-
 Additionally, Lee Munder emphasizes the                         enced significant business problems but which
 healthcare, technology and business services                    Gartmore-U.S. believes have favorable prospects
 sectors.                                                        for recovery). Gartmore-U.S. believes that small-
                                                                 er capitalization companies are often underval-
 While both funds utilize a "multi-manager" strategy,            ued for one of the following reasons: (1) insti-
 the MS Small Cap Growth Portfolio's investment style            tutional investors, which currently represent a
 and strategies differ from those of the GVIT Small              majority of the trading volume in the shares of
 Company Fund.  Specifically, the subadvisers for the            publicly traded companies, are often less inter-
 respective funds approach small cap investing in different      ested in smaller capitalization companies
 ways. The MS Small Cap Growth Portfolio's subadvisers           because of the difficulty of acquiring a mean-
 use a single-style discipline, focusing on a growth investing   ingful position without purchasing a large per-
 style. Viewed together, the subadvisers of the GVIT Small       centage of the company's outstanding equity
 Company Fund tend to use more of a blended approach,            securities; and (2) such companies may not be
 selecting both value and growth companies (please note          regularly researched by securities analysts,
 that certain subadvisers for the GVIT Small Company             which could result in greater discrepancies in
 Fund place sole emphasis on growth or value stocks while        valuation.
 others use a blended approach). Also, certain of the GVIT       - Dreyfus uses a blended approach, investing in
 Small Company Fund's subadvisers focus more heavily on          growth stocks, value stocks or stocks that exhib-
 newer and unseasoned companies than the subadvisers for         it characteristics of both. Using fundamental
 the MS Small Cap Growth Portfolio, and GGP, a subad-            research and direct management contact,
 viser for the GVIT Small Company Fund, focuses on for-          Dreyfus seeks stocks with superior prospects for
 eign, small capitalization companies. The subadvisers for       accelerated earnings growth. It also seeks spe-
 the MS Small Cap Growth Portfolio, however, do not place        cial situations, such as corporate restructurings
 emphasis on foreign securities.                                 or management changes that could increase the
                                                                 stock price of a special situation company.

                                                            27




  MARKET STREET PORTFOLIOS     GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP GROWTH PORTFOLIO  GVIT SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------

                               Dreyfus also uses a sector management
                               approach, supervising a team of sector man-agers who insist on making buy and sell deci-sions within their respective areas of expertise.
                               The sector weightings of this portion of the GVIT Small Company Fund typically approxi-mate those of the Russell 2000 Index. Dreyfus typically sells a stock when the reasons for buy-ing the stock no longer apply, or when the company begins to show deteriorating funda-mentals, poor relative performance, or excessive valuation.
                             - GGP invests its portion of the GVIT Small
                               Company Fund primarily in equity securities of small capitalization companies that are head-quartered, domiciled or have their principal business functions located outside the United
                               States, including such companies in Europe, Australia, Asia and the Far East. GGP is a growth stock adviser and its investment philos-ophy rests on two fundamental principles: (1) growth investing can produce superior returns over the longer term; but (2) consensus growth
                               (or the market expectations for earnings fore-casts) tends to produce average returns.
                               Therefore, GGP focuses on identifying compa-nies that GGP believes offer earnings growth that exceeds market expectations and GGP looks to sell companies where there is signifi-cant risk that earnings growth will not meet market expectations. GGP selects regions, countries, and companies GGP believes have the potential for unexpected growth. For the portion of the GVIT Small Company Fund that GGP manages, GGP considers a small-capital-ization company to be a company whose mar-ket capitalization is similar to companies repre-sented by the Morgan Stanley Capital
                               International ("MSCI") Developed Countries,
                               Europe, Australiasia, Far East ("EAFE") Small
                               Cap Index.
                             - Neuberger looks for undervalued small-cap
                               companies whose current product lines and bal-ance sheets are strong. Factors in identifying these companies may include: (1) above-aver-age returns; (2) an established market niche; (3) circumstances that would make it difficult for new competitors to enter the market; (4) the ability of the companies to finance their own growth; and (5) sound future business prospects. This approach is designed to let the GVIT Small Company Fund benefit from poten-tial increases in stock prices while limiting the risks typically associated with small company

                                                            28


  MARKET STREET PORTFOLIOS     GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP GROWTH PORTFOLIO  GVIT SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------

                               stocks. At certain times, Neuberger may empha-
                               size certain industries that it believes will bene-
                               fit from market or economic trends. At the time
                               a stock is purchased, Neuberger will set a target
                               price at which it will sell that security. The port-
                               folio managers, in fact, will begin to pare back
                               the position when the stock is within 10% of
                               the target price. If its analysis of a security turns
                               out to be incorrect, Neuberger generally will
                               seek to liquidate the holding as soon as possible,
                               although Neuberger occasionally may delay
                               selling a security in anticipation of a better sell-
                               ing opportunity.
                             - Strong invests in companies whose earnings
                               Strong believes to be in a relatively strong
                               growth trend, and, to a lesser extent, in compa-
                               nies in which further growth is not anticipated
                               but which Strong feels are undervalued. In
                               seeking companies with favorable growth
                               prospects, Strong looks for factors such as: (1)
                               prospects for above-average sales and earnings
                               growth; (2) high return on invested capital; (3)
                               overall financial strength; (4) competitive
                               advantages, including innovative products and
                               services; (5) effective research, product develop-
                               ment, and marketing; and (6) stable, capable
                               management. Strong may choose to sell a stock
                               if the stock's growth prospects become less
                               attractive or its fundamental qualities decline.
                             - WRIMCO seeks companies whose earnings
                               WRIMCO believes are likely to grow faster than
                               the economy. WRIMCO emphasizes relatively
                               new or unseasoned companies in their early
                               stages of development or smaller companies
                               positioned in new or emerging industries where
                               there is opportunity for rapid growth. WRIM-
                               CO may look at a number of factors relating to
                               a company, such as: (1) aggressive or creative
                               management; (2) technological or specialized
                               expertise; (3) new or unique products or servic-
                               es; and (4) entry into new or emerging indus-
                               tries. In general, WRIMCO may sell a security if
                               it determines that the stock no longer offers sig-
                               nificant growth potential, which may be due to
                               a change in the business or management of the
                               company or a change in the industry of the
                               company. As well, WRIMCO may sell a securi-
                               ty to take advantage of more attractive invest-
                               ment opportunities or to raise cash.

                               Gartmore-U.S.' and each subadviser's buy/sell strategy
                               is not limited by the turnover rate of the GVIT Small
                               Company Fund's portfolio. Gartmore-U.S. and each
                               subadviser may from time to time participate in fre-

                                                            29




MARKET STREET PORTFOLIOS                                                       GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP GROWTH PORTFOLIO                                 GVIT SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
                                                              quent portfolio transactions, which will lead to high-
                                                              er transaction costs for the GVIT Small Company
                                                              Fund, if Gartmore-U.S. or that subadviser believes that
                                                              either the long or the short term benefits of frequent
                                                              portfolio trading outweigh such costs. In addition,
                                                              because Gartmore-U.S. and each of the Fund's subad-
                                                              visers act independently, the GVIT Small Company
                                                              Fund may have a higher portfolio turnover rate than
                                                              a fund with only one adviser.

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS:                                             PRINCIPAL RISKS:

 The MS Small Cap Growth Portfolio is subject to the          The GVIT Small Company Fund is subject to the fol-
 following principal risks:                                   lowing principal risks:

 - MARKET RISK                                                - STOCK MARKET RISK
 - FINANCIAL RISK                                             - SMALL CAP RISK
 - SMALL COMPANY RISK                                         - FOREIGN RISK
                                                              - SECTOR RISK
   (similar to the stock market, market trends and            - SPECIAL SITUATION COMPANIES RISK
   small cap risks associated with the GVIT Small             - MARKET TRENDS RISK
   Company Fund.)                                             - PORTFOLIO TURNOVER RISK

 However, the GVIT Small Company Fund is subject to the additional principal risks associated with foreign invest-ments, increased portfolio turnover, sector concentration and investments in special situation companies.

-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP VALUE PORTFOLIO                                 GVIT SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                        INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                              Capital appreciation.

 The investment objectives are substantially similar.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                       PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Small Cap Value           Under normal conditions, the GVIT Small Cap Value
 Portfolio invests at least 80% of its total assets in        Fund invests at least 80% of its net assets in equity
 undervalued equity securities of smaller companies           securities issued by small capitalization companies.
 included in the Wilshire 5000 equity universe that, at       Small capitalization companies are companies whose
 the time of purchase, the subadvisers believe offer          equity market capitalizations at the time of investment
 potential for long-term growth in future earnings (see       are similar to the market capitalizations of companies
 the MS Broad Equity Portfolio discussion above for a         in the Russell 2000  Index (see GVIT Small Company
 description of the Wilshire 5000 equity universe).           Fund description above for a discussion of the Russell
                                                              2000  Index). The equity securities which the GVIT
 The MS Small Cap Value Portfolio's principal invest-         Small Cap Value Fund holds are primarily common
 ments are substantially similar to those of the GVIT         stocks although it may purchase other equity securities
 Small Cap Value Fund. Both funds invest in under-            such as preferred stock and convertible securities.
 valued equity securities of smaller companies. The
 portion of the Wilshire 5000 equity universe in which

                                                            30



MARKET STREET PORTFOLIOS                                                            GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP VALUE PORTFOLIO                                      GVIT SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
 the MS Small Cap Value Portfolio generally invests               The GVIT Small Cap Value Fund may invest up to
 ($110 million to $1.8 billion as of June 30, 2002)               20% of its total assets in equity securities of foreign
 tends to be somewhat narrower than the Russell 2000              companies.
 Index. Therefore, the securities in which the MS
 Small Cap Value Portfolio invests fall within the uni-
 verse of securities in which the GVIT Small Cap Value
 Fund may invest.

 However, the GVIT Small Cap Value Fund also invests in foreign companies and may invest in special situation companies and turnarounds. The MS Small Cap Value
 Portfolio may invest up to 25% of its assets in foreign secu-rities, but this is not a principal investment strategy of the MS Small Cap Value Portfolio.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                 INVESTMENT STYLE AND STRATEGIES:

 Reams and Sterling Capital Management LLC                        Gartmore-U.S., the GVIT Small Cap Value Fund's
 ("Sterling") are the subadvisers for the MS Small Cap            investment adviser, has chosen Dreyfus to manage a
 Value Portfolio. Each subadviser manages 50% of the              portion of the GVIT Small Cap Value Fund. In addi-
 MS Small Cap Value Portfolio's assets. The subadvis-             tion, Gartmore-U.S. manages a portion of the GVIT
 ers use a single-style discipline, focused on small cap-         Small Cap Value Fund.
 italization value companies.
                                                                  The GVIT Small Cap Value Fund will invest in stocks
 - Reams utilizes quantitative research analysis,                 of U.S. and foreign companies which Gartmore-U.S.
 including probability-weighted scenario analy-                   or Dreyfus believes qualify as value companies. These
 sis and fundamental research to identify com-                    companies often have good earnings growth potential
 panies with the potential for high returns (see                  and Gartmore-U.S. or Dreyfus believes that the market
 the MS Broad Equity Portfolio discussion                         has undervalued these companies. The GVIT Small
 above for a description of a  "probability-                      Cap Value Fund may also invest in stocks of special
 weighted scenario analysis").                                    situation companies and turnarounds (companies
 - Sterling uses fundamental research to seek                     that have experienced significant business problems
 securities of companies and issuers trading at                   but which Gartmore-U.S. or Dreyfus believes have
 prices below their intrinsic value. Sterling uses                favorable prospects for recovery).
 a multifaceted valuation analysis which
 includes a focus on an issuer's free cash flow,                  - Dreyfus identifies potential investments
 return on capital and balance sheet strength.                    through extensive quantitative and funda-
                                                                  mental research. Its portion of the GVIT Small
 The MS Small Cap Value Portfolio's investment style              Cap Value Fund focuses on individual stock
 and strategies are similar to those of the GVIT Small            selection (a "bottom-up" approach), empha-
 Cap Value Fund. Specifically, the subadvisers for the            sizing three key factors: (1) value, or how a
 MS Small Cap Value Portfolio both generally approach             stock is valued relative to the stock's intrinsic
 small cap investing in a manner which is substantial-            worth based on traditional value measures; (2)
 ly similar to Dreyfus and Gartmore-U.S.  However,                business health, or overall efficiency and prof-
 Gartmore-U.S. generally places more emphasis on foreign          itability as measured by return on assets and
 securities than the subadvisers for the MS Small Cap Value       return on equity; and (3) business momentum,
 Portfolio. In addition, the GVIT Small Cap Value Fund            or the presence of a catalyst (such as a corpo-
 also may invest in special situation companies and turn-         rate restructuring, change in management or
 arounds.                                                         spin-off) that will trigger a price increase near
                                                                  term to midterm.

                                                            31




MARKET STREET PORTFOLIOS                                                         GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS SMALL CAP VALUE PORTFOLIO                                   GVIT SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
                                                               Gartmore-U.S. or Dreyfus will consider selling a secu-
                                                               rity if there are more attractive securities available or
                                                               if the company is no longer considered a value com-
                                                               pany, appears less likely to benefit from the current
                                                               economic environment, shows deteriorating funda-
                                                               mentals or declining momentum, or falls short of the
                                                               portfolio manager's expectations.

                                                               Gartmore-U.S.' and Dreyfus' buy/sell strategy is not
                                                               limited by the turnover rate of the GVIT Small Cap
                                                               Value Fund's portfolio. Each of them may from time
                                                               to time participate in frequent portfolio transactions,
                                                               which will lead to higher transaction costs for the
                                                               GVIT Small Cap Value Fund, if it believes that either
                                                               the long or the short term benefits of frequent portfo-
                                                               lio trading outweigh such costs. In addition, because
                                                               each of Gartmore-U.S. and Dreyfus acts independent-
                                                               ly, the Fund may have a higher portfolio turnover rate
                                                               than a fund with only one adviser.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                              PRINCIPAL RISKS:

 The MS Small Cap Value Portfolio is subject to the fol-       The GVIT Small Cap Value Fund is subject to the fol-
 lowing principal risks:                                       lowing principal risks:

 - MARKET RISK                                                 - STOCK MARKET RISK
 - FINANCIAL RISK                                              - SMALL CAP RISK
 - SMALL COMPANY RISK                                          - FOREIGN RISK
                                                               - MARKET TRENDS RISK
   (similar to the stock market, market trends and             - PORTFOLIO TURNOVER RISK
   small cap risks associated with the GVIT Small              - INITIAL PUBLIC OFFERINGS RISK
   Cap Value Fund.)                                            - SPECIAL SITUATION COMPANIES RISK

 However, the GVIT Small Cap Value Fund may also be subject to the risks associated with foreign investments, increased portfolio turnover, special situation companies and initial public offerings. As a result, the GVIT Small
 Cap Value Fund may be more volatile and subject to greater risk of loss than the MS Small Cap Value Portfolio.

-------------------------------------------------------------------------------------------------------------------------
 MS BALANCED PORTFOLIO                                         GVIT BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                         INVESTMENT OBJECTIVE:

 As high a level of long-term total rate of return as is       A high total return from a diversified portfolio of equi-
 consistent with prudent investment risk.                      ty and fixed-income securities.

 The investment objectives are similar.

                                                            32




MARKET STREET PORTFOLIOS                                                     GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BALANCED PORTFOLIO                                       GVIT BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:                                      PRINCIPAL INVESTMENTS:
 The MS Balanced Portfolio's equity portion is invested     To achieve its objective, the GVIT Balanced Fund,
 primarily in equity securities, such as common or pre-     under normal circumstances, invests at least 50% of
 ferred stocks, that are listed on U.S. exchanges or trade  its net assets in equity securities and 30% of its net
 in the over-the-counter markets. Ordinarily, at least      assets in fixed-income securities (including U.S. gov-
 25% of the MS Balanced Portfolio's net assets are          ernment, corporate, mortgage-backed and asset-
 invested in investment grade fixed-income securities.      backed securities). The equity securities held by the
                                                            GVIT Balanced Fund generally are common stocks of
 Like the GVIT Balanced Fund, the MS Balanced               large and medium sized companies included in the
 Portfolio invests in equity and fixed-income securi-       S&P 500 Index.
 ties. Further, the MS Balanced Portfolio invests in
 growth-oriented securities, although it may also           The fixed-income securities held by the GVIT
 invest in value-oriented securities like the GVIT          Balanced Fund generally are investment grade securi-
 Balanced Fund. With respect to fixed-income securi-        ties, or unrated securities of comparable quality,
 ties, like the GVIT Balanced Fund, the MS Balanced         although a portion of the GVIT Balanced Fund's fixed-
 Portfolio invests in securities rated within the four      income securities may be invested in securities rated
 highest rating categories by a nationally recognized       below investment grade (commonly known as junk
 rating agency.                                             bonds). All ratings are determined at the time of
                                                            investment. Any subsequent rating downgrade of a
                                                            debt obligation will be monitored by the subadviser to
                                                            consider what action, if any, the GVIT Balanced Fund
                                                            should take consistent with its investment objective.
                                                            There is no requirement that any such securities must
                                                            be sold if these securities are downgraded.
                                                            Gartmore-U.S. has chosen J.P. Morgan Investment
                                                            Management, Inc. as a subadviser to manage the GVIT
                                                            Balanced Fund.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                           INVESTMENT STYLE AND STRATEGIES:

 The MS Balanced Portfolio's subadviser, Fred Alger         With respect to its equity investments, the subadviser
 Management, Inc., uses a growth-oriented strategy.         researches companies' prospects over a relatively long
 The subadviser believes that these companies tend to       period of time, often as much as 5 years. Each
 fall into two categories:                                  company is then ranked within its sector by relative
                                                            value. The subadviser looks for undervalued compa-
 (1) High Unit Volume Growth - vital, creative compa-       nies and considers selling companies when they
 nies that offer goods or services to a rapidly expand-     appear overvalued.
 ing marketplace. These companies include both
 established and emerging firms, offering new or            The subadviser focuses on three key investment deci-
 improved products, or firms simply fulfilling an           sions in attempting to add value through the fixed
 increased demand for an existing line.                     income portion of the GVIT Balanced Fund.
                                                            Specifically, it concentrates on duration management,
 (2) Positive Life Cycle Changes - companies experienc-     sector allocation and security selection.
 ing a major change that is expected to produce advan-
 tageous results. These changes may be as varied as: new    The subadviser generally has a buy and hold strategy
 management, products or technologies; restructuring        and does not engage in frequent portfolio securities
 or reorganization; or merger or acquisition.               trading. However, the subadviser manager has
                                                            engaged in more frequent portfolio securities trading
 The subadviser focuses on stocks of companies with         for the GVIT Balanced Fund in an attempt to take
 growth potential and fixed-income securities, with         advantage of recent volatile markets. Frequent portfo-

                                                            33




MARKET STREET PORTFOLIOS                                                                GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BALANCED PORTFOLIO                                                  GVIT BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
 emphasis on income-producing securities that appear                   lio transactions will lead to higher transaction costs
 to have some potential for capital appreciation.                      for the GVIT Balanced Fund.
 Normally, the MS Balanced Portfolio invests in com-
 mon stocks and fixed-income securities that include
 commercial paper and bonds rated within the four
 highest rating categories by an established rating
 agency or, if not rated, that are determined by the sub-
 adviser to be of comparable quality.

 The MS Balanced Portfolio's principal investments and investment style and strategies are similar to those of the GVIT Balanced Fund. The two funds differ slightly in that the MS Balanced Portfolio ordinarily invests at least 25% of its net assets in fixed-income secu-rities while the GVIT Balanced Fund ordinarily invests
 30% of its net assets in fixed-income securities. In addi-tion, to the extent that the GVIT Balanced Fund invests in junk bonds, it may be subject to certain additional or greater risks (i.e., credit, interest rate sensitivity) and, there-fore, the value of its portfolio securities may be more volatile and subject to greater risk of loss. The GVIT
 Balanced Fund may also invest in mortgage-backed and asset-backed securities as a principal strategy. Such investments entail additional risks.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                                      PRINCIPAL RISKS:
 The MS Balanced Portfolio is subject to the following                 The GVIT Balanced Fund is subject to the following
 principal risks:                                                      principal risks:

 - MARKET RISK                                                         - STOCK MARKET RISK
 - FINANCIAL RISK                                                      - INTEREST RATE AND INFLATION RISK
 - CREDIT RISK                                                         - CREDIT RISK
 - INTEREST RATE RISK                                                  - LOWER-RATED SECURITIES RISK
 - SHORT-TERM TRADING RISK                                             - PREPAYMENT AND EXTENSION RISK
   (similar to the stock market, credit, interest                      - FOREIGN RISK
   rate, inflation, and portfolio turnover risks                       - PORTFOLIO TURNOVER RISK
   associated with the GVIT Balanced Fund.)

 However, the GVIT Balanced Fund is subject to the fol-lowing additional risks: lower-rated securities risk, prepay-ment and extension risk, and foreign risk. Therefore, the value of the GVIT Balanced Fund's portfolio securities may be more volatile than the MS Balanced Portfolio and sub-ject to a greater risk of loss.

 - GROWTH STOCK RISK

 Also, the MS Balanced Portfolio is subject to growth stock risk (or market trends risk). While the GVIT Balanced

                                                            34




MARKET STREET PORTFOLIOS                                                           GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BALANCED PORTFOLIO                                            GVIT BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
 Fund may invest in growth stocks, it may not be subject to
 growth stock risk to the same extent as the MS Balanced
 Portfolio because the GVIT Balanced Fund may invest in
 either growth or value-oriented stocks.

-------------------------------------------------------------------------------------------------------------------------
 MS BOND PORTFOLIO                                               GVIT GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                           INVESTMENT OBJECTIVE:

 A high level of current income consistent with pru-             As high a level of income as is consistent with the
 dent investment risk.                                           preservation of capital.

 The investment objectives are similar.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                          PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Bond Portfolio               To achieve its goal, the GVIT Government Bond Fund
 invests at least 80% of its total assets in a diversified       focuses on buying those securities with the highest
 portfolio of fixed-income securities of U.S. and foreign        level of expected income which also minimize fluctu-
 issuers.                                                        ations in the price of the Fund's shares. Under normal
                                                                 conditions, the GVIT Government Bond Fund invests
 The MS Bond Portfolio's principal investments are               at least 80% of its net assets in U.S. government and
 comparable to those of the GVIT Government Bond                 agency bonds, bills, and notes. The GVIT
 Fund. Both funds invest primarily in fixed-income               Government Bond Fund may also invest in mortgage-
 securities.  However, the MS Bond Portfolio invests in the      backed securities issued by U.S. government agencies.
 fixed-income securities of U.S. and foreign issuers as a prin-  The GVIT Government Bond Fund's dollar weighted
 cipal strategy while the GVIT Government Bond Fund focus-       average portfolio maturity (generally, the life of a
 es on the fixed-income securities issued by the U.S. govern-    bond before it comes due and must be repaid) gener-
 ment and U.S. government agencies. However, the MS Bond         ally will be five to nine years.
 Portfolio has historically invested approximately 30-40% of its assets in fixed-income securities of the U.S. government and its agencies. In addition, the MS Bond Portfolio invests in lower-quality debt instruments as a principal strategy.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                INVESTMENT STYLE AND STRATEGIES:

 The MS Bond Portfolio's subadviser, Western Asset               To select investments that fit the GVIT Government
 Management Company, uses active fixed-income                    Bond Fund's objectives, the portfolio manager uses
 management techniques by focusing on four key                   interest rate expectations, yield-curve analysis (deter-
 areas: sector and sub-sector allocation; issue selection;       mining whether a short, intermediate, or long-term
 duration; and term structure.                                   duration is appropriate based on interest rates), eco-
                                                                 nomic forecasting, market sector analysis, and other
 The MS Bond Portfolio's investment style and strate-            techniques. The GVIT Government Bond Fund may
 gies differ from that of the GVIT Government Bond               also look for U.S. government and agency securities
 Fund.  While both consider duration and sector analysis         that it believes are undervalued, with the goal of buy-
 when choosing investments, the MS Bond Portfolio engages        ing them at attractive prices and watching them
 in active fixed-income management and, therefore, may           increase in value. The GVIT Government Bond
 engage in short-term trading. The GVIT Government Bond          Fund's portfolio manager will consider the duration of
 Fund does not engage in short-term trading.                     particular debt securities and the GVIT Government

                                                            35




MARKET STREET PORTFOLIOS                                                        GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS BOND PORTFOLIO                                                GVIT GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                 Bond Fund's overall portfolio when managing the
                                                                 GVIT Government Bond Fund. The GVIT
                                                                 Government Bond Fund will generally have a dura-
                                                                 tion of four to six years.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                                PRINCIPAL RISKS:

 The MS Bond Portfolio is subject to the following               The GVIT Government Bond is subject to the follow-
 principal risks:                                                ing principal risks:

 - CREDIT RISK                                                   - INTEREST RATE AND INFLATION RISK
 - INTEREST RATE RISK                                            - CREDIT RISK
                                                                 - PREPAYMENT AND EXTENSION RISK

   (similar to the interest rate, inflation and cred-it risks associated with the GVIT Government
   Bond Fund)

 - FOREIGN INVESTMENTS RISK
 - LOWER QUALITY DEBT INSTRUMENT
   RISK
 - SHORT-TERM TRADING RISK

 The GVIT Government Bond Fund is not subject to the risks associated with foreign investments, lower quality debt instruments and short-term trading. To the extent that the MS Bond Portfolio invests in foreign investments and/or lower quality debt instruments and engages in short-term trading, the value of its portfolio securities may be more volatile than that of the GVIT Government Bond
 Fund and may be subject to greater credit risks. Also, the MS Bond Portfolio is not subject to the risks associated with mortgage-backed securities, which are prepayment and extension risk. To the extent the GVIT Government
 Bond Fund invests in mortgage-backed securities, it may be more sensitive to changes in interest rates than the MS
 Bond Portfolio and, hence, more volatile.

                                                            36




MARKET STREET PORTFOLIOS                                                              GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS EQUITY 500 INDEX PORTFOLIO                                       GVIT EQUITY 500 FUND1
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                              INVESTMENT OBJECTIVE:

 Long-term capital appreciation.                                    Long-term capital appreciation.

 The investment objectives of the MS Equity 500 Index
 Portfolio and the GVIT Equity 500 Fund are the same.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                             PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS Equity 500 Index                Under normal conditions, the GVIT Equity 500 Fund
 Portfolio invests at least 80% of its total assets primarily       invests at least 80% of its net assets in common stocks
 in common stocks included in the S&P 500 Composite                 included in the S&P 500 Index. The S&P 500 Index
 Stock Price Index (the "S&P 500 Index").                           consists of approximately 500 selected common
                                                                    stocks, most of which are listed on the New York Stock
 The principal investments of the funds are substan-                Exchange. Standard & Poor's selects the stocks includ-
 tially the same.                                                   ed in the S&P 500 Index on a market capitalization
                                                                    basis, and the S&P 500 Index is heavily weighted
                                                                    toward stocks with large capitalizations.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                   INVESTMENT STYLE AND STRATEGIES:

 The MS Equity 500 Index Portfolio employs a passive man-           The GVIT Equity 500 Fund employs a passive manage-
 agement strategy designed to track the stock composition,          ment strategy designed to track the stock composition,
 on a market capitalization basis, of the S&P 500 Index. The        on a market capitalization basis, of the S&P 500 Index.
 MS Equity 500 Index Portfolio's subadviser, SSgA Funds             The GVIT Equity 500 Fund's subadviser, SSgA Funds
 Management, Inc., purchases and sells securities for the           Management, Inc., purchases and sells securities for the
 fund in an attempt to produce investment results that sub-         fund in an attempt to produce investment results that
 stantially duplicate the performance of the common stocks          substantially duplicate the performance of the common
 represented in the S&P 500 Index. The subadviser attempts          stocks represented in the S&P 500 Index. The subadvis-
 to achieve a high correlation, generally greater than or           er attempts to achieve a high correlation, generally
 equal to 0.95, between the MS Equity 500 Index Portfolio's         greater than or equal to 0.95, between the GVIT Equity
 total return and the total return of the S&P 500 Index,            500 Fund's total return and the total return of the S&P
 without taking expenses into account.                              500 Index, without taking expenses into account.

 The investment style and strategies of the funds are the           The GVIT Equity 500 Fund is a non-diversified fund
 same and both use or will use SSgA Funds Management,               and, therefore, may invest more assets in fewer com-
 Inc. as a subadviser to manage the fund. However, the funds        panies. In addition, to the extent necessary to repli-
 differ in that the GVIT Equity 500 Fund is non-diversified and     cate the weightings of a particular industry in the S&P
 the MS Equity 500 Index Portfolio is diversified. As a non-diver-  500 Index, the GVIT Equity 500 Fund may invest
 sified fund, the GVIT Equity 500 Fund is able to invest more of    more than 25% of its total assets in the securities of
 its assets in fewer companies depending on the allocation of the   issuers in the same industry.
 S&P 500 Index. Notwithstanding this difference, it is anticipat-
 ed that the GVIT Equity 500 Fund will be managed in the same manner as the MS Equity 500 Index Portfolio because the S&P
 500 Index does not generally require this flexibility.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                                   PRINCIPAL RISKS:

 The MS Equity 500 Index Portfolio is subject to the fol-           The GVIT Equity 500 Fund is subject to the following
 lowing principal risks:                                            principal risks:

1 This GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the MS Equity 500 Index Portfolio and has not yet commenced investment operations.

                                                            37




MARKET STREET PORTFOLIOS                                                                GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS EQUITY 500 INDEX PORTFOLIO                                      GVIT EQUITY 500 FUND1
-------------------------------------------------------------------------------------------------------------------------
 - MARKET RISK                                                     - STOCK MARKET RISK
 - FINANCIAL RISK                                                  - NON-DIVERSIFIED FUND RISK
                                                                   - RISKS RELATED TO INDEX FUNDS
   (similar to the stock market risk associated
   with the GVIT Equity 500 Fund.)

 Each fund is subject to the general risks associated with the stock market and also to the risks related to index funds. However, the two differ slightly in that the GVIT
 Equity 500 Fund is a non-diversified fund and the MS Equity
 500 Index Portfolio is diversified. The GVIT Equity 500
 Fund was created as a non-diversified fund to allow this new fund the flexibility to invest more of its assets in fewer com-panies depending on the allocation of the S&P 500 Index.

-------------------------------------------------------------------------------------------------------------------------
 MS INTERNATIONAL PORTFOLIO                                        GVIT INTERNATIONAL VALUE FUND2
-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OBJECTIVE:                                             INVESTMENT OBJECTIVE:

 Long-term growth of capital primarily through invest-             Long-term capital appreciation.
 ments in a diversified portfolio of marketable equity
 securities of established foreign issuer companies.

 The objectives of the funds are substantially the same with both funds seeking long-term capital growth.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                                            PRINCIPAL INVESTMENTS:

 Under normal market conditions, the MS International              Under normal conditions, the GVIT International
 Portfolio invests at least 80% of its total assets in the         Value Fund invests primarily in the securities of foreign
 securities of foreign issuers located (or, in the case of the     issuers located (or, in the case of the securities, traded)
 securities, traded) in at least five different countries, for-    in at least five different countries, foreign markets, or
 eign markets, or regions other than the United States.            regions other than the United States. Nonetheless,
 Nonetheless, under certain economic and business con-             under certain economic and business conditions the
 ditions the MS International Portfolio may invest up to           GVIT International Value Fund may invest up to 35%
 35% of its total assets in the securities of issuers located      of its net assets in the securities of issuers located (or in
 (or, in the case of the securities, traded) in any one of         the case of the securities, traded) in any one of the fol-
 the following countries: Australia, Canada, France,               lowing countries: Australia, Canada, France, Japan, the
 Japan, the United Kingdom or Germany.                             United Kingdom or Germany.

 The MS International Portfolio invests primarily in               The GVIT International Value Fund invests primarily in
 equity securities of established foreign issuer companies         equity securities of established non-U.S. companies or of
 or of companies organized in the United States having             companies organized in the United States having their
 their principal activities and interest outside the United        principal activities and interests outside the United
 States that the subadviser believes have potential for            States that the subadviser believes have potential for
 long-term capital growth. Many of these securities are            long-term capital appreciation. Many of these securities
 non-U.S. dollar denominated securities. The MS                    are non-U.S. dollar denominated securities. The GVIT
 International Portfolio also may invest in other foreign          International Value Fund also may invest in other non-
 issuer securities such as those of foreign governments or         U.S. securities, such as those of foreign governments or
 agencies or instrumentalities of foreign governments.             agencies or instrumentalities of foreign governments.

1 This GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the MS Equity 500 Index Portfolio and has not yet commenced investment operations.
2 This GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the MS International Portfolio and has not yet commenced investment operations.

                                                            38





MARKET STREET PORTFOLIOS                                                               GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS INTERNATIONAL PORTFOLIO                                           GVIT INTERNATIONAL VALUE FUND2
-------------------------------------------------------------------------------------------------------------------------
 The MS International Portfolio also may invest in securi-           The GVIT International Value Fund also may invest in
 ties of foreign issuers in the form of sponsored and                securities of foreign issuers in the form of sponsored
 unsponsored American Depositary Receipts ("ADRs"),                  and unsponsored ADRs, EDRs and GDRs. The GVIT
 European Depositary Receipts ("EDRs"), and Global                   International Value Fund may invest in restricted
 Depositary Receipts ("GDRs"). The MS International                  securities, securities which may be restricted as to
 Portfolio may invest in restricted securities, including            their resale, including securities eligible for resale to
 restricted securities eligible for resale to "qualified institu-    "qualified institutional buyers" under Rule 144A of
 tional buyers" under Rule 144A of the Securities Act of             the Securities Act of 1933. The GVIT International
 1933. The MS International Portfolio also, under normal             Value Fund also, under normal market conditions,
 market conditions, may invest up to 35% of its total assets         may invest up to 35% of its net assets in investment-
 in investment-grade debt securities of foreign issuers.             grade debt securities of foreign issuers.

 The principal investments of the MS International
 Portfolio and the GVIT International Value Fund are substantially the same. However, while both funds invest primarily in the securities of foreign issuers, the MS
 International Portfolio has an explicit policy to invest at least
 80% of its total assets in the securities of foreign issuers.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND STRATEGIES:                                    INVESTMENT STYLE AND STRATEGIES:

 The MS International Portfolio's subadviser, The                    Gartmore-U.S. has chosen The Dreyfus Corporation
 Boston Company Asset Management, LLC ("TBC"),                       ("Dreyfus"), an affiliate of TBC, as the subadviser for
 uses the same value-oriented investment strategy                    the GVIT International Value Fund. Dreyfus uses a
 described for the GVIT International Value Fund.                    value-oriented investing strategy to select investments
                                                                     for the GVIT International Value Fund. Value-orient-
 The investment style and strategies of the MS                       ed investing involves seeking securities that are rea-
 International Portfolio and the GVIT International                  sonably priced based upon the cost of the securities
 Value Fund are substantially similar.                               compared to their earnings, book value, and the cash
                                                                     flow they are generating.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                                    PRINCIPAL RISKS:

 The MS International Portfolio is subject to the fol-               The GVIT International Value Fund is subject to the
 lowing principal risks:                                             following principal risks:

 - MARKET RISK                                                       - FOREIGN RISK
 - FINANCIAL RISK                                                    - EMERGING MARKETS RISK
 - FOREIGN ISSUER RISK                                               - STOCK MARKET RISK
 - NON-DOLLAR SECURITIES RISK                                        - MARKET TRENDS RISK
 - EMERGING MARKETS RISK                                             - CREDIT RISK
   (similar to the stock market, market trends,                      - INTEREST RATE AND INFLATION RISK
   foreign and emerging markets risks associated
   with the GVIT International Value Fund)

 Both funds are subject to the risks associated with for-eign investment, including emerging markets risk, and with equity securities in general. To the extent each fund invests in debt securities, it is also subject to credit, interest rate and inflation risks.

2 This GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the MS International Portfolio and has not yet commenced investment operations.

                                                            39


     As discussed above, the GVIT Mid Cap Growth Fund intends to adopt substantially the same investment objec- tives, strategies and policies and to use the same portfolio manager as the MS Mid Cap Growth Portfolio, all such changes to be effective as of the proposed date of the Reorganization. The following chart outlines the investment objective and principal investment strategies, policies and risks of the GVIT Mid Cap Growth Fund both before and effective as of the Reorganization.

     The Board of GVIT approved all of these changes on October 25, 2002, and December 4, 2002, and such changes will become effective on or about April 28, 2003, whether or not the Reorganization is consummated for the MS Mid Cap Growth Portfolio and GVIT Mid Cap Fund. Therefore, the discussion of the differences between the MS Mid Cap Growth Portfolio and the GVIT Mid Cap Fund is based upon the changes for the GVIT Mid Cap Fund as recently approved by the GVIT Board.




-------------------------------------------------------------------------------------------------------------------------
MS MID CAP GROWTH PORTFOLIO                          GVIT MID CAP FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                      INVESTMENT OBJECTIVE                    CURRENT INVESTMENT OBJECTIVE:
                                           (EFFECTIVE 4/28/03):
 A high level of long-term capital         Long-term capital appreciation.         Capital growth.
 appreciation.

 The investment objectives of the MS Mid
 Cap Growth Portfolio and the GVIT Mid
 Cap Fund are substantially the same.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:                    PRINCIPAL INVESTMENTS
                                           (EFFECTIVE 4/28/03):                    CURRENT PRINCIPAL INVESTMENTS:

 Under normal circumstances, the MS        Under normal conditions, the GVIT       Under normal conditions, the GVIT
 Mid Cap Growth Portfolio invests at       Mid Cap Fund will invest at least       Mid Cap Fund invests at least 80%
 least 80% of its total assets in:         80% of its net assets in equity secu-   of its net assets in equity securities
                                           rities of mid capitalization compa-     issued by mid capitalization compa-
 - mid cap companies whose earn-           nies. Mid capitalization companies      nies. These are companies whose
 ings the portfolio manager                are companies having a market cap-      market capitalization is substantial-
 expects to grow at a faster rate          italization within the range of the     ly similar to that of companies in
 than the average company                  companies included in the Russell       the Russell Midcap Index at the
                                           Midcap  Index3. As of June 30,          time of investment but its portfolio
 -  mid cap companies whose market         2002, the Russell Midcap Index con-     can include stocks of companies of
 capitalization falls within the           sisted of approximately 800 securi-     any size.
 range of companies in the S&P             ties of companies with market capi-
 MidCap 400 Index.                         talizations ranging primarily
                                           between $274 million and $11.3 bil-
 While most assets are invested in         lion. Due to market fluctuations,
 U.S. common stocks, other securi-         the current market capitalization of
 ties may also be purchased, includ-       the companies within the Russell
 ing foreign stocks, futures, and          Midcap Index may be higher or
 options.                                  lower over time. The GVIT Mid Cap
                                           Fund primarily invests in equity
 The principal investments of the MS       securities which may include com-
 Mid Cap Growth Portfolio and the          mon stock, preferred stocks, con-
 GVIT Mid Cap Fund are similar. Both       vertible securities, and warrants.
 invest primarily in mid capitalization    The GVIT Mid Cap Fund may also
 companies, and may also invest in         use stock index futures as a substi-
 futures.  However, the two differ some-   tute for the sale or purchase of secu-
 what in that the MS Mid Cap Growth        rities.
 Portfolio has the authority to invest in

3 The Russell Midcap Index is a registered servicemark of the Frank Russell Company which does not sponsor and is no way affiliated with GVIT or the GVIT Mid Cap Fund.

                                                            40


-------------------------------------------------------------------------------------------------------------------------
MS MID CAP GROWTH PORTFOLIO                                 GVIT MID CAP FUND
-------------------------------------------------------------------------------------------------------------------------
 options as a principal strategy (but gener-
 ally has not done so) and in foreign securi-
 ties and the GVIT Mid Cap Fund may
 invest in preferred stocks, convertible secu-
 rities and warrants as principal invest-
 ments. However, because Gartmore-U.S.
 began managing the MS Mid Cap Growth
 Portfolio on October 1, 2002, it is expected
 that these two funds will be managed in a
 substantially similar manner.

-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT STYLE AND                           INVESTMENT STYLE AND                       CURRENT INVESTMENT STYLE
 STRATEGIES:                                    STRATEGIES (EFFECTIVE 4/28/03):            AND STRATEGIES:

 As a growth investor, the portfolio            The GVIT Mid Cap Fund's invest-            The GVIT Mid Cap Fund focuses on
 manager believes that when a com-              ment style focuses on growth compa-        common stocks of U.S. and foreign
 pany's earnings grow faster than               nies that are reasonably priced. In        companies that Strong Capital
 both inflation and the overall econ-           analyzing specific companies for pos-      Management, Inc. ("Strong"), the
 omy, the market will eventually                sible investment, the GVIT Mid Cap         GVIT Mid Cap Fund's subadviser,
 reward the company with a higher               Fund's portfolio manager reviews the       believes are reasonably priced and
 stock price. In selecting invest-              earnings growth of all publicly traded     have above-average growth poten-
 ments, the portfolio manager gener-            mid-cap companies over the past            tial.
 ally favors companies that have                three years and makes investments
 proven products and services; a                based on several of the following          Strong may decide to sell a stock
 record of above average earnings               characteristics: (1) above-average,        when the company's growth
 growth; demonstrated potential to              consistent earnings growth and supe-       prospects become less attractive.
 sustain earnings growth; operate in            rior forecasted growth versus the mar-     Strong's buy/sell strategy is not lim-
 industries experiencing increasing             ket; (2) financial strength and stabili-   ited by the turnover rate of the
 demand; or have stock prices that              ty; (3) a healthy balance sheet; (4)       GVIT Mid Cap Fund's portfolio.
 appear to undervalue their growth              strong competitive advantage within        Hence, Strong may participate in
 prospects.                                     its industry; (5) positive investor sen-   frequent portfolio transactions,
                                                timent; (6) relative market value; and     which will lead to higher transac-
 The investment styles and strategies           (7) strong management team.                tion costs, if Strong believes that
 of the MS Mid Cap Growth Portfolio                                                        either the long or the short term
 and the GVIT Mid Cap Fund are                  The GVIT Mid Cap Fund will typi-           benefits of frequent portfolio trad-
 substantially the same. The portfo-            cally invest in securities issued by       ing outweigh such costs.
 lio manager for the MS Mid Cap                 approximately 60 to 80 companies
 Growth Portfolio and GVIT Mid                  with 1% - 3% of the GVIT Mid Cap
 Cap Fund uses growth strategies,               Fund's net assets in the securities of
 which pay close attention to earn-             each issuer.
 ings growth.
                                                The GVIT Mid Cap Fund's portfolio
                                                manager considers whether to sell a
                                                particular security based on the fol-
                                                lowing criteria: (1) change in com-
                                                pany fundamentals from the time
                                                of original investment; (2) when
                                                valuation measures deteriorate to
                                                where other attractive stocks are
                                                available more cheaply; (3) financial
                                                strength and stability weakens; and
                                                (4) when market capitalization
                                                reaches the upper boundaries of the
                                                investable universe.

                                                            41




-------------------------------------------------------------------------------------------------------------------------
MS MID CAP GROWTH PORTFOLIO                                        GVIT MID CAP FUND
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS:                                 PRINCIPAL RISKS                    CURRENT PRINCIPAL RISKS:
                                                 (EFFECTIVE 4/28/03):
 The MS Mid Cap Growth Portfolio                                                     The GVIT Mid Cap Fund is current-
 is subject to the following principal  risks:   The GVIT Mid Cap Fund will be       ly subject to the following principal
                                                 subject to the following principal  risks:
                                                 risks effective 4/28/03:

 - MARKET RISK                                   - STOCK MARKET RISK                 - STOCK MARKET RISK
 - FINANCIAL RISK                                - MID CAP RISK                      - MID CAP RISK
 - MID CAP COMPANY RISK                          - MARKET TRENDS RISK                - MARKET TRENDS
 - CORRELATION RISK                              - DERIVATIVES RISK                  - PORTFOLIO TURNOVER RISK
 - SPECULATION RISK                                                                  - FOREIGN RISK
 - HEDGING RISK

   (similar to the stock market,
   market trends, mid cap and
   derivatives risks associated
   with the GVIT Mid Cap
   Fund.)

 - FOREIGN RISK

 To the extent the MS Mid Cap
 Growth Portfolio invests in foreign
 securities, it may also be subject to
 foreign risks.


-------------------------------------------------------------------------------------------------------------------------
MS MONEY MARKET PORTFOLIO                                 GVIT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                                     INVESTMENT OBJECTIVE:
 Maximum current income consistent with capital           As high a level of current income as is consistent with
 preservation and liquidity.                              the preservation of capital and maintenance of liquid-
                                                          ity.

 The investment objectives are substantially similar.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS AND INVESTMENT STYLE               PRINCIPAL INVESTMENTS:
 AND STRATEGIES:

 The MS Money Market Portfolio invests exclusively in     To achieve its objective, the GVIT Money Market Fund
 U.S. dollar-denominated money market instruments         invests in high-quality money market obligations
 that present minimal credit risks. These include U.S.    maturing in 397 days or less. These money market
 government securities, bank obligations, repurchase      obligations include commercial paper and other debt
 agreements, commercial paper, and other corporate        obligations issued by U.S. and foreign corporations,
 debt obligations. All of the MS Money Market             asset-backed commercial paper, U.S. Government and
 Portfolio's money market instruments mature in 397       agency bonds, bills and notes, the obligations of for-
 days (13 months) or less. The average maturity of        eign governments, commercial paper issued by states
 these securities, based on their weighted dollar value,  and municipalities, and the obligations of U.S. banks,
 does not exceed 90 days. The MS Money Market             foreign banks and U.S. branches of foreign banks. All
 Portfolio intends to maintain a stable net asset value   of the money market obligations must be denominat-
 of $1.00 per share. All of the MS Money Market           ed in U.S. dollars and are rated in one of the two high-
 Portfolio's assets are rated in the two highest short-   est short-term categories of any nationally recognized
 term categories (or their unrated equivalents) by a      statistical rating organization or, if unrated, are of

                                                            42




MARKET STREET PORTFOLIOS                                                        GVIT ACQUIRING FUNDS
-------------------------------------------------------------------------------------------------------------------------
MS MONEY MARKET PORTFOLIO                                     GVIT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
 nationally recognized rating agency, and 95% of the          comparable quality. The GVIT Money Market Fund
 MS Money Market Portfolio's assets are rated in the          may also invest in floating- and adjustable-rate obli-
 highest category (or its unrated equivalent) by a            gations and may enter into repurchase agreements.
 nationally recognized rating agency.                         Typically, the GVIT Money Market Fund's dollar
                                                              weighted average maturity will be 90 days or less.
 The MS Money Market Portfolio's principal invest-
 ments and investment style and strategies are similar        INVESTMENT STYLE AND STRATEGIES:
 to those of the GVIT Money Market Fund. However,
 because these two funds are currently managed by the         The GVIT Money Market Fund invests in securities
 same portfolio manager, they are managed in a sub-           which the portfolio manager believes to have the best
 stantially similar manner.                                   return potential. Because the GVIT Money Market
                                                              Fund invests in short-term securities, it will generally
                                                              sell securities only to meet liquidity needs, to main-
                                                              tain target allocations and to take advantage of more
                                                              favorable opportunities.

-------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL RISKS:                                             PRINCIPAL RISKS:
 The MS Money Market Fund is subject to the follow-           The GVIT Money Market Fund is subject to the fol-
 ing principal risks:                                         lowing principal risks:

 - OPPORTUNITY RISK                                           - INTEREST RATE AND INFLATION RISK
 - CREDIT RISK                                                - CREDIT RISK
 - MARKET RISK                                                - PREPAYMENT RISK

   (similar to the interest rate, inflation and cred-it risks of the GVIT Money Market Fund)

 To the extent the GVIT Money Market Fund invests in asset-backed securities, it may also be subject to prepay-ment risks. An investment in either the MS Money
 Market Portfolio or the GVIT Money Market Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency. Although the MS Money Market Portfolio and the GVIT Money Market Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.


                                                            43


     The GVIT Acquiring Funds expect to retain a significant portion of the securities they acquire in connection with the Reorganization and do not anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the applicable GVIT Acquiring Funds. However, because of future securities markets and economic developments, Gartmore-U.S. is unable to predict precisely the extent of any such sales and purchases. Any sales and purchases of securities to effect any such alignment will result in the GVIT Acquiring Funds' incurring certain transaction costs, including brokerage commissions, after the Reorganization that such Funds (or their corresponding Market Street Portfolios) might not otherwise have incurred. Gartmore-U.S. has represented to the Market Street Board and the GVIT Board that it will endeavor to minimize the sales of portfolio securities to effect such a realignment with a view to minimizing resultant costs to shareholders.

COMPARISON  OF  OPERATIONS

WHO  MANAGES  THE  FUNDS?

     GVIT Acquiring Funds. Subject to the supervision of GVIT's Board, Gartmore-U.S., located at 1200 River Road, Conshohocken, PA 19428, oversees the management of the investments of each of the GVIT Acquiring Funds and supervises their daily business affairs. With respect to the GVIT Total Return Fund, the GVIT Growth Fund, the GVIT Government Bond Fund and the GVIT Money Market Fund, Gartmore-U.S. directly manages the investment of their assets. With respect to each of the other GVIT Acquiring Funds (the "Subadvised GVIT Funds"), GVIT employs a "manager of managers" strategy, and Gartmore-U.S. allocates each such Fund's assets among one or more subadvisers, the current list of which is below, and evaluates and monitors the performance of the subadvisers. Gartmore-U.S. is also authorized to select and place trades for portfolio investments for the Subadvised GVIT Funds and does so currently for a portion of the GVIT Small Company Fund and the GVIT Small Cap Value Fund and will do so for all of the GVIT Mid Cap Fund.**

GVIT ACQUIRING FUND                             SUBADVISER(S)
------------------------------  ---------------------------------------------
GVIT Value Fund                 Van Kampen Asset Management Inc.
GVIT Small Company Fund         The Dreyfus Corporation
                                Neuberger Berman, LLC
                                Strong Capital Management, Inc.
                                Waddell & Reed Investment Management Company
                                Gartmore Global Partners
GVIT Small Cap Value Fund       The Dreyfus Corporation
GVIT Balanced Fund              J.P. Morgan Investment Management, Inc.
GVIT Equity 500 Fund*           SSgA Funds Management, Inc.
GVIT International Value Fund*  The Dreyfus Corporation
GIVT Mid Cap Fund**             Strong Capital Management, Inc.

* -These GVIT Acquiring Funds have been organized expressly for the purpose of continuing the investment operations of the corresponding Market Street Portfolios and have not yet commenced investment operations.

** -On December 4, 2002, the Board of GVIT approved the removal of Strong Capital Management, Inc. as the subadviser for the GVIT Mid Cap Fund so that Gartmore-U.S. will assume direct responsibility for the day-to-day management of the GVIT Mid Cap Fund effective on or about April 28, 2003.


                                       44


     Gartmore-U.S. and GVIT have received from the SEC an exemptive order for a "multi-manager" structure that allows Gartmore-U.S. to hire, replace or terminate a subadviser without the approval of shareholders. The order also allows Gartmore-U.S. to revise a subadvisory agreement with GVIT Board approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the GVIT Acquiring Funds to operate more efficiently and with greater flexibility. Therefore, Gartmore-U.S. may propose, and the GVIT Board may approve, one or more changes to the subadvisers for the GVIT Acquiring Funds listed above prior to completion of the Reorganization as well as after the Reorganization.

     The current subadvisers and subadvisory fees paid during the last fiscal year (expressed as a percentage of net assets) for each of the Subadvised GVIT Funds are as follows:

     GVIT Value Fund: Van Kampen Asset Management, Inc. ("VKAM"), 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, is the subadviser for the GVIT Value Fund. VKAM is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"), which is also located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555. Van Kampen is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and had more than $72.9 billion under management or supervision, as of June 30, 2002. Van Kampen is wholly owned by MSAM Holdings II, Inc., which in turn is a direct, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a publicly held company. MSAM Holdings II, Inc. and Morgan Stanley Dean Witter & Co. are both located at 1587 Broadway, New York, New York, 10036.

     Out of its management fee, Gartmore-U.S. pays VKAM an annual subadvisory fee, based on the GVIT Value Fund's daily net assets, as follows:

     -  0.35%  of  net  assets  up  to  $50  million
     -  0.30%  of  net  assets  of  $50  million  up  to  $250  million
     -  0.25%  of  net  assets  of  $250  million  up  to  $500  million
     -  0.20%  of  net  assets  of  $500  million  and  more

     For the fiscal year ended December 31, 2001, Gartmore-U.S. paid the GVIT Value Fund's previous subadviser, Federated Investment Counseling, an annual subadvisory fee, based on the GVIT Value Fund's daily net assets, of 0.39%.

     GVIT Small Company Fund: In addition to managing a portion of the GVIT Small Company Fund's portfolio itself, Gartmore-U.S. has selected five subadvisers, each of whom manages part of the GVIT Small Company Fund's portfolio. Out of its management fee, Gartmore-U.S. paid each subadviser an annual subadvisory fee, for the fiscal year ended December 31, 2001, in an amount equal to 0.60% of the GVIT Small Company Fund's average daily net assets that were managed by that subadviser.

     The GVIT Small Company Fund's subadvisers are The Dreyfus Corporation ("Dreyfus"), Gartmore Global Partners ("GGP"), Neuberger Berman, LLC ("Neuberger Berman"), Strong Capital Management, Inc. ("Strong") and Waddell & Reed Investment Management Company ("WRIMCO").

     Dreyfus, 200 Park Avenue, New York, New York 10166, was formed in 1947. As of June 30, 2002, Dreyfus managed or administered approximately $184 billion in assets for approximately 1.6 million investor accounts nationwide.

     GGP, 1200 River Road, Conshohocken, Pennsylvania 19428, is an affiliate of Gartmore-U.S. and is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages approximately $1.1 billion in assets.

     Neuberger Berman has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger
Berman and its affiliates manage securities accounts that had approximately $58.7 billion of assets as of June 30, 2002. Neuberger Berman is a member firm of the New York Stock Exchange and other principal exchanges and acts as the GVIT Small Company Fund's primary broker in the purchase and sale of securities for the portion of the GVIT Small Company Fund's portfolio managed by Neuberger Berman.


                                       45


     Strong, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, was formed in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts. Strong provides investment management services for mutual funds and other investment portfolios representing assets of over $43.1 billion as of June 30, 2002.

     WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts. As of June 30, 2002, WRIMCO managed over $31 billion in assets.

     From October 1, 1998 to August 15, 2001, the GVIT Small Company Fund was managed in part by Lazard Asset Management. Out of its management fee, Gartmore-U.S. paid Lazard Asset Management an annual subadvisory fee, based on the GVIT Small Company Fund's daily net assets, of 0.60% for the fiscal year ended December 31, 2001.

     GVIT Small Cap Value: Gartmore-U.S. has selected Dreyfus to manage part of the GVIT Small Cap Value Fund's portfolio. In addition, Gartmore-U.S. directly manages a portion of the GVIT Small Cap Value Fund's portfolio itself.

     Out of its management fee, Gartmore-U.S. paid Dreyfus an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the GVIT Small Cap Value Fund's average daily net assets that are managed by Dreyfus, of 0.48%. Additional information regarding Dreyfus is listed above.

     GVIT Balanced Fund: J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), 522 Fifth Avenue, New York, New York 10036, is a wholly owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, which is located at 270 Park Avenue, New York, New York 10017. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J. P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of June 30, 2002, J.P. Morgan and its affiliates had over $541 billion in assets under management.

     Out of its management fee, Gartmore-U.S. paid J.P. Morgan an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the GVIT Balanced Fund's daily net assets, of 0.34%.

     GVIT Equity 500 Fund: SSgA has been engaged to manage the investments of the GVIT Equity 500 Fund's assets. SSgA is one of the State Street Global Advisors companies that constitute the investment management business of State Street Corporation. SSgA had assets under management of approximately $60 billion as of March 31, 2002. SSgA is located at One International Place,
Boston,  Massachusetts  02110.

     Gartmore-U.S. will pay SSgA an annual subadvisory fee, based on the GVIT Equity 500 Fund's average daily net assets, as follows:

     - 0.025% on the first $200 million of the Fund's average daily net assets
     -    0.02%  on  the  next  $500  million  of  average  daily  net  assets
     - 0.015% on the Fund's average daily net assets in excess of $700 million

     GVIT International Value Fund: Dreyfus has been engaged to manage the investments of the GVIT International Value Fund's assets. Additional information regarding Dreyfus is listed above.

     GMF will pay Dreyfus an annual subadvisory fee, based on the GVIT International Value Fund's average daily net assets, of 0.375% on the first $500 million of the Fund's average daily net assets and 0.30% on the Fund's average daily net assets in excess of $500 million.

     GVIT Mid Cap Fund: Strong is the subadviser for the GVIT Mid Cap Fund until on or about April 28, 2003. Additional information regarding Strong is listed above. Out of its management fee, Gartmore-U.S. paid Strong an annual subadvisory fee for the fiscal year ended December 31, 2001, based on the GVIT Mid Cap Fund's daily net assets, of 0.90%.

     Market Street Portfolios. Prior to October 1, 2002, and subject to the supervision of Market Street's Board, Market Street Investment Management Company ("MSIM") provided each Market Street Portfolio with investment advice and managed, or arranged for the management of, the investment and reinvestment of the Market Street Portfolios' assets. In addition, MSIM allocated each Market Street Portfolio's assets, except for the MS Money Market Portfolio, among one or more subadvisers, as listed below, and evaluated and monitored the per Money Market Portfolio, among one or more subadvisers, as listed below, and evaluated and monitored the performance of the subadvisers.


                                       46


     MSIM retained Wilshire Associates Incorporated ("Wilshire") as an investment management consultant to assist MSIM in identifying and evaluating the performance of potential subadvisers for each of the Market Street Portfolios (other than the MS Balanced, MS Equity 500 Index, MS International and MS Money Market Portfolios). Wilshire did not participate in the selection of portfolio securities for any Market Street Portfolio or in any way participate in the day-to-day management of the Market Street Portfolios or Market Street. Wilshire assisted MSIM in gathering data and performing the quantitative analysis necessary to identify the styles and past performance of potential subadvisers. Wilshire also assisted MSIM in performing similar ongoing quantitative analysis of the performance of the subadvisers of the Market Street Portfolios (other than the MS Balanced, MS Equity 500 Index, MS International and MS Money Market Portfolios) and in determining whether changes in a subadviser would be desirable for any of these Portfolios.

     Since October 1, 2002, Gartmore-U.S. has served as the Market Street Portfolios' investment adviser pursuant to the Interim Advisory Agreement, as described below under "PROPOSAL 2: APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT WITH GARTMORE-U.S." In connection with the appointment of Gartmore-U.S., there were no changes made to the subadvisers to the Market Street Portfolios, except that on September 20, 2002, the Board of Market Street approved the replacement of T. Rowe Price Associates, Inc., subadviser for the MS Mid Cap Growth Portfolio, with Gartmore-U.S., who has been managing directly such Portfolio since October 1, 2002. In addition, Gartmore-U.S. has continued to utilize the services of Wilshire for the Market Street Portfolios since October 1, 2002. However, these services may be discontinued if the Reorganization is approved and completed because Gartmore-U.S. does not currently use these services in connection with the GVIT Acquiring Funds.


MARKET STREET PORTFOLIO                SUBADVISER(S)
MS Broad Equity Portfolio              Alliance Capital Management L.P.
                                       Sanford C. Bernstein & Co., LLC
                                       Husic Capital Management
                                       Reams Asset Management Company, LLC
MS Large Cap Growth Portfolio          Alliance Capital Management L.P.
                                       Geewax, Terker & Co.
MS Large Cap Value Portfolio           Mellon Equity Associates, LLP
                                       Sanford C. Bernstein & Co., LLC
MS Small Cap Growth Portfolio          Husic Capital Management
                                       Lee Munder Investments, Ltd.
MS Small Cap Value Portfolio           Reams Asset Management Company, LLC
                                       Sterling Capital Management LLC
MS Balanced Portfolio                  Fred Alger Management, Inc.
MS Bond Portfolio                      Western Asset Management Company
MS Equity 500 Index Portfolio          SSgA Funds Management, Inc.
MS International Portfolio             The Boston Company Asset Management, LLC


     For more information on the subadvisers for each of the Market Street Portfolios, please see the section entitled "MANAGEMENT" in the Market Street Prospectus.

     Portfolio Managers.The current portfolio managers and portfolio management teams for the GVIT Acquiring Funds are as follows:

     GVIT Total Return Fund: Simon Melluish and William H. Miller are co-portfolio managers of the GVIT Total Return Fund, as well as the Gartmore Total Return Fund.

     Mr. Miller began co-managing the GVIT Total Return Fund on September 1, 2000. Prior to joining Gartmore-U.S. in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997); President and Investment Manager, Janney Montgomery Scott LLC
(1994-1995); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).


                                       47


     Mr. Melluish began co-managing the GVIT Total Return Fund on September 3, 2002. Mr. Melluish joined Gartmore Investment Management plc, an affiliate of Gartmore-U.S., in 1995 as an Investment Manager for the Global Portfolio Team with specific responsibility for the U.S. equity market. In July 2000, he was appointed head of Equities. In addition to the GVIT Total Return Fund, Mr. Melluish also currently manages the Gartmore Total Return Fund, the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

     GVIT Growth Fund: Christopher Baggini is the portfolio manager of the GVIT Growth Fund, as well as the Gartmore Growth Fund. Mr. Baggini joined
Gartmore-U.S. in March 2000. Prior to joining Gartmore-U.S., Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

     GVIT Value Fund: The GVIT Value Fund is managed by a team of portfolio managers headed by B. Robert Baker, Jr., Senior Portfolio Manager. Mr. Baker has been a Managing Director since December 2000, and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

     Portfolio Managers Jason S. Leder and Kevin C. Holt are responsible as co-managers for the day-to-day management of the GVIT Value Fund's investment portfolio. Mr. Leder has been a Vice President of VKAM since February 1999 and became an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc. Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, Mr. Holt was a Portfolio Manager/Analyst with Citibank Global Asset Management.

GVIT  Small  Company  Fund:

     GARTMORE-U.S.: Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Company Fund managed by Gartmore-U.S. directly. Prior to joining Gartmore-U.S. in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund, the NorthPointe GVIT Small Cap Value Fund and a portion of the GVIT Small Cap Value Fund.

     DREYFUS: The primary portfolio managers for the portion of the GVIT Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries. Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

     GGP: GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team and not just one investment manager. GGP's International Small Cap Specialists are responsible for the day-to-day investment management of GGP's portion of the GVIT Small Company Fund.

     NEUBERGER BERMAN: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap
Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the GVIT Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

     STRONG: Ronald C. Ognar and Brandon M. Nelson are co-portfolio managers for the portion of the GVIT Small Company Fund managed by Strong. Together, Messrs. Ognar and Nelson are primarily responsible for the day-to-day management of Strong's portion of the GVIT Small Company Fund's portfolio.


                                       48


     Ronald C. Ognar, CFA, has over 30 years of investment experience. Mr. Ognar joined Strong as a portfolio manager in April 1993. Mr. Ognar also manages the Strong Growth Fund and the Strong Growth 20 Fund; and Mr. Ognar co-manages the Strong Advisor Mid Cap Growth Fund, Strong Advisor Focus Fund, Strong Large Cap Growth Fund, and the Strong Mid Cap Growth Fund II.

     Brandon M. Nelson, CFA, has over six years of investment experience. Mr. Nelson joined Strong as a research analyst in 1996. Mr. Nelson received an M.S. degree in finance from the University of Wisconsin Madison and was selected to participate in the Applied Security Analysis Program. Mr. Nelson also earned a B.B.A. degree in finance from the University of Wisconsin Madison. Mr. Nelson is also co-portfolio manager to two other small-cap funds for which Strong acts as subadviser.

     WRIMCO: Mark G. Seferovich and Grant P. Sarris together manage a portion of the GVIT Small Company Fund. Mr. Seferovich is Senior Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO.

     Mr. Sarris is Vice President of WRIMCO and Vice President of certain other investment companies for which WRIMCO serves as an investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1, 1991 to January 1, 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO, and since May 1998, he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO since October 1, 1991.

GVIT  Small  Cap  Value  Fund:

     GARTMORE-U.S.: Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Cap Value Fund managed directly by Gartmore-U.S. Prior to joining Gartmore-U.S. in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund, the NorthPointe GVIT Small Cap Value Fund and a portion of the GVIT Small Company Fund.

     DREYFUS: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the GVIT Small Cap Value Fund's portfolio managed by Dreyfus. Mr. Higgins has held that position since the inception of the GVIT Small Cap Value Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus or Dreyfus' predecessor since May 1991.

     GVIT Balanced Fund: Patrik Jakobson, Vice President, and Rhonda Kershner, Vice President, are the portfolio managers for the GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. Mr. Jakobson is also a member of the Asset Allocation Services group. Ms. Kershner joined J.P. Morgan in 1984 and has held positions in derivatives trading as well as in asset allocation research. Ms. Kershner is also a member of the Asset Allocation Services Group, specializing in global tactical asset allocation.

     GVIT Government Bond Fund: Gary Hunt, CFA, has managed the GVIT Government Bond Fund since 1997. Mr. Hunt also manages the Gartmore Government Bond Fund and the Nationwide Global U.S. Government Bond Fund, an off-shore fund. Mr. Hunt joined Nationwide, an affiliate of Gartmore-U.S., in 1992 as a securities analyst. Mr. Hunt is currently a director and manages the U.S. Agency Mortgage Backed sector and Commercial Mortgage Backed Securities portfolio for Nationwide.

     GVIT Equity 500 Fund: Anne B. Eisenberg will manage the GVIT Equity 500 Fund and currently manages the MS Equity 500 Index Portfolio. Ms. Eisenberg is a Principal of SSgA and a Senior Portfolio Manager within the Global Structured Products Group. Ms. Eisenberg joined SSgA in 1982 and has over sixteen years of experience managing index funds. In addition, Ms. Eisenberg acts as the Transition Management liaison between the Global Structures Products Group and State Street Brokerage Services, Inc.

     GVIT International Value Fund: D. Kirk Henry, Senior Vice President of The Boston Company, an affiliate of The Dreyfus Corporation and Co-Director of International Equities of The Boston Company, will be the manager for the GVIT International Value Fund and, through The Boston Company, currently co-manages the MS International Portfolio with Sandor Cseh. Mr. Henry has served as a co-manager of the MS International Portfolio since 1991. Mr. Henry has over 20 years experience in investment management.


                                       49


     GVIT Mid Cap Fund: Ronald C. Ognar and Derek V.W. Felske, are currently co-portfolio managers for the GVIT Mid Cap Fund. Together they are primarily responsible for the day-to-day management of the GVIT Mid Cap Fund's portfolio.

     Mr. Ognar, a Chartered Financial Analyst (CFA) with more than 30 years of investment experience, is primarily responsible for the GVIT Mid Cap Fund's portfolio. He also manages the Strong Growth Fund and the Strong Growth 20 Fund; he co-manages the Strong Advisor Mid Cap Growth Fund, the Strong Advisor Focus Fund, the Strong Large Cap Growth Fund and the Strong Mid Cap Growth Fund II.

     Mr. Felske, CFA has over 16 years of investment experience. Prior to joining Strong in 1999, he served as Chief Executive Officer and portfolio manager for Leawood Capital Management LLC and a Vice President and portfolio manager for Twentieth Century Companies, Inc. He was a member of RCM Capital
Management's portfolio management team. Mr. Felske earned a B.A. degree in economics from Dartmouth College and an M.B.A. degree in finance and accounting from the Wharton Business School.

     Effective April 28, 2003, Robert D. Glise, CFA, will be the portfolio manager of the GVIT Mid Cap Fund. As the portfolio manager, Mr. Glise will be responsible for the day-to-day management of the GVIT Mid Cap Fund and the selection of the GVIT Mid Cap Fund's investments. Mr. Glise joined Gartmore-U.S. in April 2002. Prior to April 2002, Mr. Glise was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, Mr. Glise was a portfolio manager for the Eaton Corporation from April 1993 to January 1998. Mr. Glise also currently manages the MS Mid Cap Growth Portfolio.

     GVIT Money Market Fund: Karen G. Mader is the portfolio manager of the GVIT Money Market Fund, which Ms. Mader has managed since 1987. Ms. Mader also manages the Gartmore GVIT Money Market Fund II, another money market fund within GVIT. Ms. Mader also currently manages the MS Money Market Portfolio.

     For more information on the current portfolio managers for each of the Market Street Portfolios, please see the section entitled "MANAGEMENT - Portfolio Managers" in the Market Street Prospectus.

Other  Service  Providers

     Currently, Gartmore SA Capital Trust ("GSA") and Gartmore Investors Services, Inc. ("GISI"), each an affiliate of Gartmore-U.S., serve as the administrator and transfer agent, respectively, for each of the GVIT Acquiring Funds and (effective October 1, 2002) the Market Street Portfolios. GSA and GISI are located at 1200 River Road, Conshocken, PA 19428. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. ("BISYS") to provide sub-administration and sub-transfer agent services, respectively, to the GVIT Acquiring Funds and the Market Street Portfolios.

     For the fund administration and transfer agency services, each GVIT Acquiring Fund pays GSA a combined annual fee based on GVIT's average daily net assets according to the following schedule:

ASSET LEVEL                AGGREGATE TRUST FEE
-------------------------  --------------------
0 - $1 billion                           0.13%
1 - $3 billion                           0.08%
3 - $8 billion                           0.05%
8 - $10 billion                          0.04%
10 - $12 billion                         0.02%
greater than $12 billion                 0.01%

     GSA pays GISI from these fees for GISI's services under its transfer agency agreement with GVIT.

     For the fiscal year ended December 31, 2001, Market Street did not pay any fees to GSA or GISI for administration or transfer agency services because such agreements did not become effective until October 1, 2002. For more information about the fund administration and transfer agency services provided to the Market Street Portfolios, and the fees for such services, please refer to the Market Street SAI.


                                       50


     Gartmore Distribution Services, Inc., an affiliate of both Gartmore-U.S. and GSA, acts as GVIT's principal underwriter and is located at 1200 River Road, Conshocken, PA 19428. 1717 Capital Management Co., an indirect, wholly-owned subsidiary of NLICA, serves, without compensation, as Market Street's principal underwriter and is located at 300 Continental Drive, Newark, Delaware 19713. The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian for both GVIT and Market Street.

     GVIT has adopted an Administrative Services Plan pursuant to which each GVIT Acquiring Fund may pay fees of up to 0.20% of the Class IV shares' average daily net assets to insurance companies and other entities who provide administrative support services to holders of Class IV shares of the GVIT Acquiring Fund. As authorized by the Administrative Services Plan, GVIT, on behalf of the GVIT Acquiring Funds, will enter into Servicing Agreements with NLICA and NLACA pursuant to which NLICA and NLACA will receive a fee computed at the annual rate of 0.15% (0.10% for the GVIT Equity 500 Fund) of the average daily net assets represented by Class IV shares of the GVIT Acquiring Funds held by customers of NLICA and NLACA. Gartmore-U.S. has advised the Market Street Board that it does not anticipate that the fee rate for the Class IV shares will be more than 0.15% through at least October 1, 2004.

     Market Street has also adopted an Administrative Services Plan, effective October 1, 2002, pursuant to which the Market Street Portfolios may pay fees to insurance companies and other entities who provide administrative support services to the Market Street Portfolios. The services that are provided under the Administrative Services Plan include the following: (i) responding to routine customer inquiries about Market Street and the Market Street Portfolios;
(ii) providing sub-accounting with respect to the shares beneficially owned by customers or the information necessary for sub-accounting; (iii) if required by law, forwarding shareholder communications from a Market Street Portfolio to customers; (iv) receiving, aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption order for customers with the Portfolios' transfer agent; and (v) establishing and maintaining accounts and records relating to transactions in the shares.

     As authorized by the Administrative Services Plan, Market Street, on behalf of its Portfolios, has entered into Servicing Agreements with NLICA and NLACA effective October 1, 2002; therefore, for the fiscal year ended December 31, 2001, Market Street did not pay any administrative fees under such Plan. Pursuant to these Servicing Agreements, NLICA and NLACA receive fees computed at the annual rate of 0.15% (0.10% for the MS Equity 500 Index Portfolio) of the average daily net assets of the shares of the Market Street Portfolio held by customers of NLICA and NLACA, respectively. The Administrative Services Plan permits a Market Street Portfolio to pay fees to an entity providing administrative support services of up to 0.20% of the average daily net assets of the shares held by the entity's customers; however, it is not currently anticipated that the rate of the fees paid under the Administrative Services Plan will be more than 0.15% during the period prior to the Reorganization.

PURCHASE,  EXCHANGE,  AND  REDEMPTION  PROCEDURES

     Shares of GVIT, including those of the GVIT Acquiring Funds (other than the GVIT Equity 500 and GVIT International Value Funds), are currently sold, and upon completion of the Reorganization, shares of the GVIT Equity 500 and GVIT International Value Funds will be sold, to separate accounts of Nationwide Life Insurance Company and certain of its affiliated insurance companies, to fund benefits payable under variable contracts. Class IV shares of the GVIT Acquiring Funds have been specifically created to be issued in connection with the Reorganization and with future sales to separate accounts of NLICA, NLACA and NLIC to fund benefits payable by these insurance companies under variable contracts that these insurance companies made available on or before April 28, 2003.

     Likewise, shares of the Market Street Portfolios are sold to separate accounts of NLICA, NLACA and NLIC to fund benefits payable under variable contracts that these insurance companies have issued.

     In each instance, shares of the GVIT Acquiring Funds and the Market Street Portfolios are purchased in accordance with variable account allocation instructions received from owners of the variable contracts. Each of the GVIT Acquiring Funds and each of the Market Street Portfolios then uses the proceeds to buy securities for its portfolio. Because variable contracts may have different provisions with respect to the timing and method of purchases, exchanges, and redemptions, and any charges therefor, contract owners should review their variable contract prospectus and may also contact their respective insurance company directly for details concerning these transactions.

                                       51


     The purchase price of each share of a GVIT Acquiring Fund is its "net asset value" ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a GVIT Acquiring Fund's shares. Generally, the NAV is based on the market value of the securities owned by the GVIT Acquiring Fund less its liabilities. The NAV for a class (e.g., Class IV shares) is determined by dividing the total market value of the securities owned by a GVIT Acquiring Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time)  on  each  day  the  Exchange  is  open  for  trading.

     The  GVIT  Acquiring  Funds  do  not  calculate  NAV on the following days:

     -  New  Year's  Day
     -  Martin  Luther  King,  Jr.  Day
     -  Presidents'  Day
     -  Good  Friday
     -  Memorial  Day
     -  Independence  Day
     -  Labor  Day
     -  Thanksgiving  Day
     -  Christmas  Day
     -  Other  days  when  the  New  York  Stock  Exchange  is  not  open.

     Each  GVIT Acquiring Fund reserves the right not to determine its NAV when:

     -    It  has  not received any orders to purchase, sell or exchange shares;
          or
     - Changes in the value of the GVIT Acquiring Fund's portfolio do not affect its NAV.

     Bonds, foreign stocks and other securities owned by a GVIT Acquiring Fund may trade on weekends or other days when the GVIT Acquiring Fund does not price its shares. As a result, a GVIT Acquiring Fund's NAV may change on days when you will not be able to purchase or redeem such Fund's shares. If an event occurs after the close of a foreign exchange that is likely to affect significantly a GVIT Acquiring Fund's NAV, the GVIT Acquiring Fund's investments may be valued at fair value in accordance with procedures adopted by the GVIT Board. This means that a GVIT Acquiring Fund may value its foreign holdings at prices other than their last closing prices, and a GVIT Acquiring Fund's net asset value will reflect this. In addition, if current prices are not otherwise available for a security, or if GSA, as the GVIT Acquiring Funds' administrator, or its agent, determines a price does not represent fair value, a GVIT Acquiring Fund's investments may also be valued at fair value.

     A GVIT Acquiring Fund shareholder can sell (or redeem) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a GVIT Acquiring Fund's investments at the time of sale.

     A GVIT Acquiring Fund may delay or refuse any exchange, transfer, or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the GVIT Acquiring Fund. Also, shares of a GVIT Acquiring Fund may not be redeemed or a GVIT Acquiring Fund may delay paying a shareholder the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the SEC).

     For more information regarding the purchase, sale and pricing of the shares of the Market Street Portfolios, please see the section entitled "DESCRIPTION OF THE FUND'S SHARES - Offer, Purchase, and Redemption of Shares" in the Market Street Prospectus.


                                       52


DIVIDENDS  AND  OTHER  DISTRIBUTIONS

     For each GVIT Acquiring Fund, substantially all of a GVIT Acquiring Fund's net investment income, if any, is paid as a dividend each quarter in the form of additional shares of that Fund. The GVIT Money Market Fund declares such dividends daily. Any net capital gains realized by a GVIT Acquiring Fund from the sale of its portfolio securities is declared and paid to shareholders annually.

     For each Market Street Portfolio, substantially all of a Market Street Portfolio's net investment income, if any, is paid as a dividend in the form of additional shares of that Portfolio. The MS Money Market Portfolio declares such dividends daily and pays them monthly. Each of the other Market Street Portfolios declares and pays such dividends annually. Any net capital gains realized by a Market Street Portfolio from the sale of its portfolio securities is declared and paid to shareholders annually.

TAX  CONSEQUENCES

     The tax treatment of payments made under a variable contract is described in the prospectus for the particular variable contract. Generally, the owners of variable contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these variable contracts will be taxable at ordinary income tax rates. In addition, the taxable portion of distributions made to an owner who is younger than 59-1/2, in the case of (a) any variable annuity contract, and (b) any variable life insurance contract that is also a modified endowment contract, may be subject to a 10% penalty.

RISKS  OF  AN  INVESTMENT  IN  ONE  OR  MORE  OF  THE  FUNDS

     As with most investments, investments in any of the GVIT Acquiring Funds and the Market Street Portfolios involve risks. There can be no guarantee against losses resulting from an investment in any mutual fund, nor can there be any assurance that any mutual fund will achieve its investment goals. In addition, in response to economic, political or unusual market conditions, each of the funds (other than the GVIT Money Market Fund) may hold up to 100% of its assets in cash or money market obligations. Should this occur, a fund may not meet that fund's respective investment objective(s) and may miss potential market upswings.

     As described above under "COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE MARKET STREET PORTFOLIOS AND THE CORRESPONDING GVIT ACQUIRING FUNDS," the risks of investing in a Market Street Portfolio and its corresponding GVIT Acquiring Fund are similar, although there are some differences.

     The following is a more complete description of the principal risk factors identified above for each Market Street Portfolio and GVIT Acquiring Fund. With respect to the GVIT Mid Cap Fund, only those principal risk factors to which that Fund is expected to subject to as of April 28, 2003 are described.

STOCK  MARKET  AND  FINANCIAL  RISKS

     Stock market (or market) and financial risks are closely related risks which affect a significant number of the funds. Stock market risk is the risk that a fund may lose value if the individual stocks in which the fund has invested or the overall stock markets in which the stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

     Similar to stock market risk, financial risk generally encompasses the fact that a particular issuer's stock may decline in value due to factors such as corporate earnings, production, management, sales and the issuer's overall financial position. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization (see also MARKET TRENDS RISK, below) or within a particular industry. The following funds are subject to stock market/financial risks:


                                       53


MARKET STREET PORTFOLIOS           GVIT ACQUIRING FUNDS
-----------------------------  -----------------------------
MS Broad Equity Portfolio      GVIT Total Return Fund
MS Large Cap Growth Portfolio  GVIT Growth Fund
MS Large Cap Value Portfolio   GVIT Value Fund
MS Small Cap Growth Portfolio  GVIT Small Company Fund
MS Small Cap Value Portfolio   GVIT Small Cap Value Fund
MS Balanced Portfolio          GVIT Balanced Fund
MS Equity 500 Index Portfolio  GVIT Equity 500 Fund
MS International Portfolio     GVIT International Value Fund
MS Mid Cap Growth Portfolio    GVIT Mid Cap Fund


MARKET  TRENDS  RISK

     Several of the funds are subject to certain risks which are related to the investment adviser/subadviser's overall investment strategy. Namely, many of the funds focus primarily upon a growth or value style of investing. Such styles of investing tend to shift into and out of favor with stock market investors depending on market and economic conditions. For example, stock market investors may, at times, favor value stocks over growth-oriented stocks or vice versa. Accordingly, where a fund's adviser or subadviser focuses on growth-style stocks during a time when value stocks are in favor, the resulting performance of the fund might suffer in comparison to stock funds that utilize a different investment strategy (i.e., value or some broader strategy). Funds which use value and growth strategies in tandem (such as the MS Broad Equity Portfolio, GVIT Total Return Fund and GVIT Small Company Fund) may counterbalance some of these risks. The following funds are subject to market trends risk:


MARKET STREET PORTFOLIOS           GVIT ACQUIRING FUNDS
-----------------------------  -----------------------------
MS Broad Equity Portfolio
MS Large Cap Growth Portfolio  GVIT Growth Fund
MS Large Cap Value Portfolio   GVIT Value Fund
MS Small Cap Growth Portfolio  GVIT Small Company Fund
MS Small Cap Value Portfolio   GVIT Small Cap Value Fund
MS Balanced Portfolio
MS International Portfolio     GVIT International Value Fund
MS Mid Cap Growth Portfolio    GVIT Mid Cap Fund


PORTFOLIO  TURNOVER  RISK

     Certain mutual funds, at times, may engage in active and frequent trading of securities which will result in a higher portfolio turnover rate if doing so is believed to be in the best interest of the fund. A higher portfolio turnover rate may result in increased transaction costs and volatility for a fund. The following Market Street Portfolios and GVIT Acquiring Funds are subject to portfolio turnover risk:


MARKET STREET PORTFOLIOS    GVIT ACQUIRING FUNDS
------------------------  -------------------------
                          GVIT Growth Fund
                          GVIT Small Company Fund
                          GVIT Small Cap Value Fund
MS Balanced Portfolio     GVIT Balanced Fund
MS Bond Portfolio

MID  CAP/SMALL  CAP  RISK

     Mid-sized and smaller companies are similar in many respects. Such companies are often newer and may be riskier than investments in larger, more established companies because such stocks are usually less stable in price and less liquid than stocks of larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of mid-sized and smaller companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of mid-sized and small cap companies to changing economic conditions. In addition, such companies, especially small capitalization companies, may: (1) lack depth of management; (2) lack a proven track record;
(3) be unable to generate funds necessary for growth or development; (4) be developing or marketing new products or services for which markets are not yet established and may never become established; or (5) market products or services which may become quickly obsolete. Lastly, since most companies of this sort typically invest a high proportion of earnings into the business, the securities of such companies may not pay dividends which could otherwise lessen their decline in falling markets. The following Market Street Portfolios and GVIT Acquiring Funds are subject to mid cap/small cap risk:

                                       54


MARKET STREET PORTFOLIOS                           GVIT ACQUIRING FUNDS
-----------------------------------------  -------------------------------------
MS Broad Equity Portfolio
(applicable to small cap segments)
                                           GVIT Value Fund
MS Small Cap Growth Portfolio (small cap)  GVIT Small Company Fund (small cap)
MS Small Cap Value Portfolio (small cap)   GVIT Small Cap Value Fund (small cap)
Mid Cap Growth Portfolio (mid cap)         GVIT Mid Cap Fund (mid cap)



FOREIGN  RISK

     Investments in foreign securities involve risks which are not presented by U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In particular, a fund may be subject to the risk that general securities market movements in any country in which the fund has investments are likely to affect the value of the fund's securities that trade in that country. These movements will affect the fund's share price and the fund's performance. Additionally, the political, economic, and social structures of some countries in which a fund invests may be less stable and more volatile than those in the U.S. In these countries, a fund faces the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Foreign markets may also be characterized by fewer investors which results in a smaller number of securities being traded each day; as a result, it may prove more difficult for a fund to buy and sell foreign securities as the fund wishes. Also, brokerage commissions and other costs of buying and selling securities are often higher in foreign countries than these are in the U.S., reducing the amount a fund can earn on its investments.

     Next, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. These factors combined may result in a fund being afforded less protection from foreign regulatory authorities than the fund would have the benefit of in the U.S. (i.e., a fund might have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts). Likewise, where accounting standards in another country may not require as much detail as U.S. accounting standards, it may be harder for a fund's portfolio manager, subadviser or investment adviser to determine completely and accurately a company's financial condition.

     Finally, some of a fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a fund receives dividends, interest, or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. The following funds are subject to foreign risk:


MARKET STREET PORTFOLIOS         GVIT ACQUIRING FUNDS
---------------------------  -----------------------------
                                    GVIT Value Fund
                                GVIT Small Company Fund
                               GVIT Small Cap Value Fund
                                  GVIT Balanced Fund
MS Bond Portfolio
MS International Portfolio   GVIT International Value Fund
MS Mid Cap Growth Portfolio

EMERGING  MARKETS  RISK

     The general risks associated with foreign investments are even greater in emerging markets because emerging markets are typically undergoing rapid development and may lack the social, political, and economic stability characteristic of more developed countries.


                                       55


MARKET STREET PORTFOLIOS        GVIT ACQUIRING FUNDS
--------------------------  -----------------------------
MS International Portfolio  GVIT International Value Fund


DERIVATIVES  RISK

     A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. An investment in derivatives can have an impact on market, currency, and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. The other party to an over-the-counter derivatives contract presents default risks if such party fails to fulfill its obligations to the fund. Derivatives can make a fund less liquid and harder to value, especially in declining markets. Also, a fund may suffer disproportionately heavy losses relative to the amount of the fund's investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.


MARKET STREET PORTFOLIOS     GVIT ACQUIRING FUNDS
---------------------------  --------------------
                             GVIT Value Fund
MS Mid Cap Growth Portfolio  GVIT Mid Cap Fund


SECTOR  RISK

     Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g. the health care or entertainment industry) may perform differently than other sectors or the market as a whole. As a fund allocates more of its portfolio holdings to a particular sector, the fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


MARKET STREET PORTFOLIOS  GVIT ACQUIRING FUNDS
------------------------  -----------------------
                          GVIT Small Company Fund


NON-DIVERSIFIED  FUND  RISK

     A fund that is non-diversified may hold larger positions in a smaller number of issuers than a diversified fund. As a result, an increase or decrease in value of an investment in a single issuer may have a greater impact on such fund's net asset value and total return.

MARKET STREET PORTFOLIOS  GVIT ACQUIRING FUNDS
------------------------  --------------------
                          GVIT Equity 500 Fund



INITIAL  PUBLIC  OFFERINGS  RISK

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. How an IPO may affect a fund's performance depends on a variety of factors, including, among others, the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund.


MARKET STREET PORTFOLIOS  GVIT ACQUIRING FUNDS
------------------------  -------------------------
                          GVIT Small Cap Value Fund

SPECIAL  SITUATION  COMPANIES  RISK

     Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.


MARKET STREET PORTFOLIOS    GVIT ACQUIRING FUNDS
------------------------  -------------------------
                           GVIT Small Company Fund
                          GVIT Small Cap Value Fund


                                       56


INTEREST  RATE  AND  INFLATION  RISK

Interest  rate  risk  is  the risk that an increase in market interest rates may decrease the value of debt securities held by a fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive the debt security is to price shifts as a result of interest rate changes. Funds which are subject to interest rate risks may also be subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income these securities produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a fund. The following Market Street Portfolios and GVIT Acquiring Funds are subject to interest rate and inflation risks:


MARKET STREET PORTFOLIOS        GVIT ACQUIRING FUNDS
--------------------------  -----------------------------
MS Balanced Portfolio       GVIT Balanced Fund
MS Bond Portfolio           GVIT Government Bond Fund
MS International Portfolio  GVIT International Value Fund
MS Money Market Portolio    GVIT Money Market Fund


CREDIT  RISK

     Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security owned by a fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities a fund owns. The following Market Street Portfolios and GVIT Acquiring Funds are subject to credit risk:


MARKET STREET PORTFOLIOS        GVIT ACQUIRING FUNDS
--------------------------  -----------------------------
MS Balanced Portfolio       GVIT Balanced Fund
MS Bond Portfolio           GVIT Government Bond Fund
MS International Portfolio  GVIT International Value Fund
MS Money Market Portolio    GVIT Money Market Fund


LOWER-RATED  SECURITIES  RISK

     Investment in junk bonds and other lower-rated or high-yield securities involves a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. For these reasons, an investment in a fund which invests in lower-rated securities may be subject to the following specific risks: (1) increased price sensitivity to changing interest rates and to adverse economic and business developments; (2) greater risk of loss due to default or declining credit quality; (3) greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due; and (4) negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a fund.


MARKET STREET PORTFOLIOS  GVIT ACQUIRING FUNDS
------------------------  --------------------
MS Bond Portfolio         GVIT Balanced Fund


PREPAYMENT  RISK  AND  EXTENSION  RISK

     Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, a fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making the securities more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the fund.

                                       57


MARKET STREET PORTFOLIOS  GVIT ACQUIRING FUNDS
------------------------  -------------------------
                          GVIT Balanced Fund
                          GVIT Government Bond Fund

RISKS  RELATED  TO  INDEX  FUNDS

     The MS Equity 500 Index Portfoilo and the GVIT Equity 500 Fund each use an indexing strategy. They do not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between fund and index performance may be affected by a fund's expenses, changes in securities markets, changes in composition and redemption of fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the MS Equity 500 Index Portfolio and the GVIT Equity 500 Fund will attempt to track the S&P 500 Index as closely as possible, they may tend to underperform the index to some degree over time.

MARKET STREET PORTFOLIOS       GVIT ACQUIRING FUNDS
-----------------------------  --------------------
MS Equity 500 Index Portfolio  GVIT Equity 500 Fund


INFORMATION  ABOUT  THE  REORGANIZATION

ACQUISITION  OF  NLICA  BY  NFS

     Effective October 1, 2002, NFS acquired NLICA (formerly Provident Mutual Life Insurance Company) in a sponsored demutualization as part of the Acquisition. A sponsored demutualization is the conversion of a mutual insurance company (i.e., where the company is owned by its policy holders) to a stock company, (i.e., where the insurance company is owned by shareholders who need not be policy holders), where some or all of the shares of the converting company are acquired by the sponsor. NFS is a Delaware corporation based in Columbus, Ohio, and an indirect majority-owned subsidiary of Nationwide Mutual Insurance Company, an Ohio mutual insurance company. NFS is also the holding company for Nationwide Life Insurance Company, the sixth largest U.S. life insurer as measured by assets. As a result of the sponsored demutualization, NLICA converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of NFS. As part of the Acquisition, the membership interests of NLICA's members, including the owners of variable contracts issued by NLICA, were extinguished. Eligible members received either common stock of NFS or cash or, in certain circumstances, policy credits. (Policy credits are additional values applied to a policy or contract.)

     As a result of the Acquisition, NLICA converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of NFS. As part of the Acquisition, the membership interests of NLICA's members, including the owners of variable contracts issued by NLICA, were extinguished. Eligible members received either common stock of NFS or cash or, in certain circumstances, policy credits.

     Until October 1, 2002, MSIM, a subsidiary of NLICA, served as the investment adviser to the Market Street Portfolios. As described more fully in Proposal 2 below, as a result of the actual and anticipated departures of key personnel of MSIM, in part in connection with the Acquisition effective on October 1, 2002, the Board of Market Street approved Gartmore-U.S. (which serves as the investment adviser to the GVIT Acquiring Funds) to serve as the investment adviser on an interim basis to the Market Street Portfolios pursuant to the Interim Advisory Agreement.

     The Reorganization described in this Prospectus/Proxy Statement is being proposed in connection with the Acquisition. As a result of the Acquisition, Nationwide now sponsors two fund groups, GVIT and Market Street. Since NFS chooses which mutual funds to include as underlying investment options for the Nationwide variable contracts (including, since the Acquisition, those offered by NLICA and NLACA), the existence of separate fund groups and duplicative funds in the fund groups sponsored by Nationwide could impede the ability of each such fund to attract or retain sufficient assets in the future so as to achieve reduced expenses per share from economies of scale and to maintain efficient portfolio management. The Reorganization has been proposed by fund management, Gartmore-U.S., Nationwide, and NLICA as a means of combining each Market Street Portfolio with a fund within GVIT managed by Gartmore-U.S. at least with comparable investment objectives, policies, and restrictions. The Reorganization has also been proposed to promote more efficient operations, to eliminate certain duplicative costs, and to enhance the distribution of fund shares by eliminating redundant investment products sponsored by the same organization within the NFS, NLICA and NLACA variable contracts.


                                       58


CONSIDERATIONS  BY  THE  BOARD  OF  MARKET  STREET

     For the reasons described above and more fully discussed below, the Board of Market Street believes that the Reorganization is in the best interests of each Market Street Portfolio.

     The Market Street Board, including the Trustees who are not "interested persons" of Market Street or GVIT, as that term is defined in the 1940 Act ("Independent Trustees"), approved the proposed Plan pursuant to which the Reorganization of each Market Street Portfolio would be effected. In approving the Plan, the Market Street Board, including each of the Independent Trustees, determined that participation in the Reorganization is in the best interests of each Market Street Portfolio and that the interests of the shareholders of each Market Street Portfolio would not be diluted as a result of the Reorganization.

     The Market Street Board reached these determinations after (i) requesting information reasonably necessary to evaluate the terms of the Plan and the anticipated results of the Reorganization, (ii) evaluating that information in a meeting with Market Street management and representatives of Gartmore-U.S., and
(iii) negotiating with Gartmore-U.S. regarding certain aspects of the Reorganization. The Independent Trustees held their own separate meetings, in addition to the full Board meeting, including: (a) a teleconference on September 6, 2002, with Market Street management to consider the basic Reorganization proposal; (b) a teleconference on September 6, 2002, with only the Independent Trustees to consider the Reorganization proposal; (R) a teleconference on September 13, 2002, with Market Street management and representatives of Gartmore-U.S. to consider a detailed presentation of the Reorganization proposal for each Market Street Portfolio; and (d) an in-person meeting on September 20, 2002, to consider further the Reorganization proposal.

     The Independent Trustees were assisted by independent legal counsel, who provided written and oral advice and attended certain meetings of the Independent Trustees. That counsel also served as special counsel to Market
Street in connection with the Reorganization proposal. The advice of legal counsel concerned, among other things, the (i) standards and methodology of evaluation articulated by the SEC and the courts, and followed by the industry, for mutual funds selling shares to the public ("retail funds") and (ii) the applicability of those standards and that methodology to mutual funds - like Market Street - selling shares to life insurance company separate accounts
("insurance  funds").  The  Market  Street  Board,  including  the  Independent
Trustees, considered the advice of such legal counsel that insurance funds differed, in certain respects, from retail funds, and, consequently, the standards and methodology of evaluation developed for retail funds did not necessarily apply to insurance funds in all respects.

     In reaching the Market Street Board's determinations and approving the Plan, the Market Street Board, including the Independent Trustees, considered a number of factors. The factors included those that the SEC has specified as appropriate for trustees to consider in mutual fund mergers generally, as well as the particular facts and circumstances of the Reorganization as they relate to the factors specified by the SEC. These factors included those factors relevant to the Reorganization of Market Street as a single entity, as well as those factors relevant to the Reorganization of each of the eleven individual Market Street Portfolios. The Board considered what the Independent Trustees considered to be "macro" factors - those beyond the influence of the Independent Trustees - and "micro" factors - those over which the Independent Trustees have some influence. These factors concerned both financial and non-financial matters.

     The Market Street Board, including the Independent Trustees, also considered the fact that the Acquisition involved the indirect purchase of MSIM and the possible application of Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides that MSIM or an affiliated person of MSIM may receive any amount or benefit in connection with the sale of MSIM if:

     (i) -For a period of three years after the Acquisition, at least 75% of the members of the Board of Market Street and, if the Reorganization is approved and consummated, of GVIT, are not interested persons of MSIM or Gartmore-U.S.; and

     (ii) -There is no "unfair burden" imposed on Market Street or, if the Reorganization is approved and consummated, on the GVIT Acquiring Funds as a result of the Acquisition or any express or implied terms thereof.


                                       59


     "Unfair burden" is defined to include any arrangement whereby compensation is received by MSIM, Gartmore-U.S., or any "interested person" of MSIM or Gartmore-U.S. from Market Street or the GVIT Acquiring Funds, as the successors to the Market Street Portfolios, other than compensation for bona fide investment advisory or other services. This second requirement is applicable for the two-year period after the Acquisition. Section 15(f) of the 1940 Act does not impose any specific duty on the Market Street Board or its Independent Trustees. Nevertheless, the Market Street Board, including the Independent
Trustees, obtained written representations from Gartmore-U.S. regarding compliance with these requirements of Section 15(f). Furthermore, the Market Street Board, including its Independent Trustees, considered the factor of unfair burden on Market Street in reaching the Board's determinations regarding the best interests of Market Street Portfolios and the lack of dilution of the interests of Market Street Portfolio shareholders.

     In exercising its business judgment and approving the Plan, the Market Street Board, including the Independent Trustees, considered, among others, the factors set out below and reached, among others, the conclusions set out below.

     - THE ABILITY TO ATTRACT OR TO RETAIN SUFFICIENT ASSETS TO ENSURE EFFICIENT PORTFOLIO MANAGEMENT AND TO SECURE ECONOMIES OF SCALE: The Acquisition and the resulting situation for Market Street was a circumstance beyond the control of the Market Street Board. As a result of the Acquisition, Market Street finds itself in a situation where NFS sponsors two fund groups, GVIT and Market Street. NFS chooses which funds to include as underlying investment options for Nationwide's variable contracts (including, since the Acquisition, those variable contracts offered by NLICA and NLACA). Consequently, Market Street is now in a position that could impede Market Street's ability to attract or retain sufficient assets in the future so as to reduce expenses per share from economies of scale and to achieve or maintain a level of assets necessary for efficient portfolio management. In addition, NLICA advised Market Street that the variable life contracts which use the Market Street Portfolios as underlying investment options will likely no longer be actively marketed after January 2003 and that variable annuity contracts which use the Market Street Portfolios as underlying investments were no longer sold after May 1, 2002 in contemplation of the Acquisition. As a result the Market Street Portfolios would have further difficulty in attracting or retaining assets. Principals of Gartmore-U.S. represented to the Board as follows: the Reorganization of Market Street into GVIT might enable the combined entity to achieve certain economies of scale which could result in cost savings for Market Street shareholders. In addition, the combined funds within GVIT would have a broader distribution capability, enabling the combined funds to possibly attract more assets, thus potentially furthering the GVIT Acquiring Funds' ability to achieve economies of scale. If the Reorganization is not completed, Market Street would likely not grow and its assets would decrease as shareholders died or surrendered their variable contracts. In addition, should the Reorganization of a particular Market Street Portfolio not be completed, that Market Street Portfolio has no assurance that Gartmore-U.S. will continue the undertaking by Gartmore-U.S. to reimburse the Market Street Portfolio for certain expenses after May 1, 2003.

     - THE DEPARTURE OF KEY MSIM PERSONNEL: Also as a result of the pending Acquisition, Market Street found itself in a situation where, contrary to previous assessments by MSIM, key personnel of its investment adviser, MSIM, had recently departed and other key personnel were expected to depart. In order to fulfill its commitments to one Market Street Portfolio, MSIM had arranged for certain personnel of Gartmore-U.S. to provide services to that Market Street Portfolio. Because of these and other circumstances, Market Street found itself in a situation where it believed it was in the best interests of Market Street to replace MSIM with Gartmore-U.S. as investment adviser to Market Street on an interim basis, pending shareholder vote regarding approval of Gartmore-U.S. as investment adviser (see
          "PROPOSAL 2: APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT WITH GARTMORE-U.S."). The Market Street Board concluded that Market Street's retention of Gartmore-U.S. as interim investment adviser was a step toward Market Street's Reorganization into GVIT, because Gartmore-U.S. is the investment adviser for all of the GVIT Acquiring Funds. The Market Street Board also concluded that its evaluation of the Reorganization proposal involved, to some extent, the Market Street Board's evaluation of the proposal that Gartmore-U.S. become extent, the Market Street Board's evaluation of the proposal that Gartmore-U.S. become Market Street's investment adviser prior to any Reorganization.


                                       60


     - THE CAPABILITY, RESOURCES, EXPERTISE, AND EXPERIENCE OF GARTMORE-U.S. TO SERVE AS INVESTMENT ADVISER TO MARKET STREET: The Market Street Board, including the Independent Trustees, evaluated Gartmore-U.S. as proposed investment adviser to Market Street and the terms of the proposed Interim and New Investment Advisory Agreements (as described under "PROPOSAL 2: APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT WITH GARTMORE-U.S."). Gartmore-U.S. principals represented that Gartmore-U.S. had the capability, resources, expertise, and experience to provide investment advisory services to Market Street that were at least comparable, in terms of nature, scope, quality and costs, to the services provided by MSIM. Gartmore-U.S. principals also represented to the Market Street Board, among other things, that Gartmore-U.S. faced no regulatory difficulties, lawsuits, or the like that would affect the ability of Gartmore-U.S. to serve as investment adviser to Market Street or to the GVIT Acquiring Funds if the Reorganization is completed.

     - COMPARISON OF FEE RATES, OVERALL OPERATING EXPENSES, REIMBURSEMENT ARRANGEMENTS, AND RELATED INFORMATION: The effect of the
          Reorganization on the investment advisory fee rates, the administrative fee rates, the overall fund operating expense levels, and the expense reimbursement arrangements vary with each of the eleven Market Street Portfolios. Gartmore-U.S. provided, and the Independent Trustees considered, the pro forma fee rates, overall operating expenses, reimbursement arrangements and related information for each GVIT Acquiring Fund after the Reorganization versus the fee rates, overall operating expenses, reimbursement arrangements, and related information for each Market Street Portfolio as of December 31, 2001, as of June 30, 2002, and as restated to reflect certain new expenses as of October 1, 2002. The comparisons of pro forma fees, expenses, and reimbursements for individual Market Street Portfolios varied. For example, the comparisons reflected (i) the reduction in Market Street's administration, fund accounting, transfer agency, and custody fees as a result of the Acquisition, due to Nationwide's and Gartmore-U.S.'s existing relationships with BISYS and The Fifth Third Bank, and (ii) the addition of an Administrative Services Plan under which Market Street began paying NLICA and NLACA for certain administrative services that those companies previously had provided to Market Street without compensation. Gartmore-U.S. represented to the Market Street Board that these administrative services fees were reasonable and within industry norms based on a survey Gartmore-U.S. had conducted, and that the fees did not duplicate any fee imposed under the variable contracts. Gartmore-U.S. further represented that the services to be provided for all fees and expenses after the Reorganization would be at least comparable in nature, scope and quality to those services provided before the Reorganization. In addition, Market Street's expense reimbursement arrangements also had the effect of eliminating or reducing certain fees charged to Market Street. (Principal factors pertinent to the individual Market Street Portfolios are specified below on pages 64-66.)

     - CAPS AGREED TO WITH RESPECT TO TOTAL EXPENSES, CERTAIN NET EXPENSES, AND ADVISORY FEES: Gartmore-U.S. volunteered certain maximum limitations ("caps") on total expenses, and the Independent Trustees negotiated certain additional caps. Gartmore-U.S. volunteered that the net expenses of the Class IV shares of certain GVIT Acquiring Funds would be capped at the level of the net expense levels of the corresponding Market Street Portfolios as of June 30, 2002 (as restated to reflect certain fee changes as of October 1, 2002) at least through October 1, 2004. The Independent Trustees also received a representation from Gartmore-U.S. that it would not seek to increase the contractual investment advisory rates of each GVIT Acquiring Fund for at least two years following the date of the Acquisition. In addition, the Independent Trustees negotiated a cap on overall expenses for the Class IV shares of certain of the other GVIT Acquiring Funds, which cap would apply for two years following the date of the Acquisition. Furthermore, the Independent Trustees obtained a representation by Gartmore-U.S. that, although the Administrative Services Plan fee could be raised above current levels, NLICA and NLACA did not anticipate a need to seek an increase in the fee during the two years following the date of the Acquisition. (The caps, as applicable to individual GVITthe two years following the date of the Acquisition. (The caps, as applicable to individual GVIT Acquiring Funds, are described above under "Comparative Fee Tables.")


                                       61


     - HIGHER EXPENSE LEVELS BALANCED AGAINST ANTICIPATED SERVICES AND THE PROSPECTS FOR MORE FAVORABLE INVESTMENT PERFORMANCE: Even with the caps noted above, the total net operating expenses for five of the GVIT Acquiring Funds after the Reorganization, based upon the pro forma expense information, will be higher than for the corresponding Market Street Portfolios immediately before the Reorganization. In this connection, the Market Street Board weighed the charges to Market Street shareholders against the expected value to Market Street shareholders of anticipated services. The Market Street Board's consideration included, among other factors, the nature, scope and quality of the services and the prospect of more favorable investment performance of the GVIT Acquiring Funds as compared with the Market Street Portfolios. The Market Street Board reviewed the performance record, over the short term and longer term, of each of the relevant GVIT Acquiring Funds, in comparison with that of the corresponding Market Street Portfolios. The Market Street Board also considered any change in subadviser during the period scrutinized. The Market Street Board concluded that, while there could be no assurance that the shareholders of individual Market Street Portfolios would experience more favorable performance after any Reorganization, the historical investment performance of Gartmore-U.S. and applicable subadvisers and the greater resources of Gartmore-U.S. held out the prospect of favorable performance, which was a factor supporting approval of the Plan where certain GVIT Acquiring Funds will have higher expense levels than the corresponding Market Street Portfolios. (Principal factors pertinent to the individual Market Street Portfolios are specified below on pages 64-66.)

     - COMPARABLE INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES OF THE MARKET STREET PORTFOLIOS AND THEIR CORRESPONDING GVIT ACQUIRING FUNDS:
          MSIM and Gartmore-U.S. principals represented to the Market Street Board that the investment objectives, policies, and strategies of the Market Street Portfolios and their corresponding GVIT Acquiring Funds were at least comparable, and in most cases similar or substantially similar. (Please see "SUMMARY - COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES, AND PRINCIPAL RISKS OF THE MARKET STREET PORTFOLIOS AND THE CORRESPONDING GVIT ACQUIRING FUNDS.") In addition, two of the GVIT Acquiring Funds recently have been organized for the purpose of continuing the investment operations of the corresponding Market Street Portfolios, and, thus, have no prior operating history. The Market Street Board considered the fact that the investment objective of each GVIT Acquiring Fund, unlike those of the Market Street Portfolios, may be changed by the GVIT Board without shareholder approval, and was advised that mutual funds were trending in this direction in order to maintain sufficient flexibility to react to changing economic and market conditions without bearing unnecessary costs or delays. The Market Street Board also considered that a shareholder who believes that his or her current investment program could be affected by the Reorganization could consider whether to exercise his or her variable contract privilege to transfer contract assets to another fund offered under such variable contract on a tax-free basis, as noted below. Based on these and other factors, the Market Street Board concluded that the Reorganization is expected to enable Market Street Portfolio shareholders to continue their current investment programs without substantial disruption.

     - NO REORGANIZATION FEES OR EXPENSES TO BE BORNE BY EITHER THE MARKET STREET PORTFOLIOS OR THE GVIT ACQUIRING FUNDS: Gartmore-U.S. and MSIM principals represented to the Board as follows. No fee or expense will be borne directly or indirectly by Market Street, Market Street shareholders or the GVIT Acquiring Funds in connection with the Reorganization. Gartmore-U.S. and/or NFS will bear all expenses in connection with the Reorganization, including, without limitation, the cost of "tail" insurance (insurance for claims made after the dissolution and liquidation of Market Street for a period of six years thereafter), the costs of the shareholder meeting and related materials, deregistering Market Street as an investment company, dissolving Market Street as a Delaware business trust and any special Market Street Board meetings other than those paid by NLICA. NLICA will bear the expense of legal counsel to the Independent Trustees and special counsel to Market Street and the costs of the September 20, 2002 Special Board of Trustees Meeting. Market Street shareholders will not pay any sales charge or other fee to become shareholders of the GVIT Acquiring Funds in connection with the Reorganization. The GVIT Acquiring Funds expect to retain a significant portion of the securities they acquire in connection with the Reorganization and do not anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the applicable GVIT Acquiring Funds. However, because of future securities markets and economic developments, Gartmore-U.S. is unable to predict precisely the extent of any such sales and purchases. Any sales and purchases of the securities to effect any such alignment will result in the GVIT Acquiring Funds' incurring certain transaction costs, including brokerage commissions, after the Reorganization that such Funds (or their corresponding Market Street Portfolios) might not otherwise have incurred. Gartmore-U.S. represented to the Market Street Board and the GVIT Board that it would endeavor to minimize the sales of portfolio securities to effect such a realignment with a view to minimizing resultant costs to shareholders. In addition, federal tax laws impose some limits on the amount of such sales and purchases in order for the Reorganization to qualify for tax-free treatment.


                                       62


     - EACH REORGANIZATION QUALIFIES FOR TAX-FREE TREATMENT UNDER THE INTERNAL REVENUE CODE: Gartmore-U.S. and MSIM principals represented to the Market Street Board that the Reorganization would qualify for tax-free treatment under the federal tax laws and that Market Street Portfolio shareholders will not have to pay any federal income tax solely as a result of any Reorganization. The Market Street Board received advice that written opinions to that effect, from outside legal counsel to GVIT, are a condition for completing the Reorganization. The Board received drafts of such opinions, as well as investment securities trading guidelines, prepared by counsel to GVIT, which guidelines were designed to assure that trading by the Market Street Portfolios before the Reorganization, and by the GVIT Acquiring Funds after the Reorganization, fall within the maximum limits deemed permissible for qualification for tax-free treatment.

     - NO DILUTION OF MARKET STREET SHAREHOLDER INTERESTS: Gartmore-U.S. and MSIM principals represented to the Market Street Board as follows. The Reorganization would not dilute the interests of Market Street shareholders. Each Reorganization would be effected on the basis of relative net asset values of the GVIT Acquiring Fund and the corresponding Market Street Portfolio. In addition, as noted above, the GVIT Acquiring Funds and Market Street would not bear any expenses in connection with the Reorganization except for any brokerage commissions or other transaction costs associated with any portfolio alignment as described above.

     - THE PROPOSED REORGANIZATION ULTIMATELY MUST ALSO BE APPROVED ALSO BY THE MARKET STREET SHAREHOLDERS: The SEC, in effect, requires the Market Street Board, including a majority of the Independent Trustees, to determine that the Reorganization is in the best interests of the affected Market Street Portfolio and will not dilute the interests of the shareholders of that Market Street Portfolio. At the same time, the rules of the SEC further require that the proposed Reorganization be approved by Market Street shareholders. This means that, under the SEC's regulatory scheme, the Market Street Board does not make the ultimate decision on whether or not the Reorganization is approved and takes place. Consequently, while the Market Street Board has gone to great effort to discharge the Board's legal obligations to make determinations on behalf of the Market Street shareholders, those shareholders are free to disagree with the Board and to vote against the Reorganization.

     - THE MARKET STREET SHAREHOLDER TRANSFER PRIVILEGE ENSURES THAT MARKET STREET SHAREHOLDERS ALSO MAY "VOTE WITH THEIR FEET": In addition to the SEC-imposed shareholder vote noted above, Market Street shareholders can, in effect, opt out of any individual Reorganization by "voting with their feet." Each Market Street shareholder has the privilege, under his or her variable contract under which one or more Market Street Portfolios are offered, to transfer contract assets out of one Market Street Portfolio and into another Market Street Portfolio or other mutual fund offered as an investment option under that contract. Any such transfer would not cause a shareholder to incur any adverse tax consequences. NLICA and NLACA will permit such transfers to be made for one month prior to, and following, the date of any Reorganization, without counting the transfers toward the maximum number of free transfers permitted under the variable contract before a change is imposed. This means, for example, that a shareholder participating in an individual Market Street Portfolio, and who is outvoted in his or her opposition to the Reorganization of that Portfolio, could nevertheless avoid the unwanted results of that Reorganization by transferring contract assets to another portfolio offered by his or her contract prior to or following the Reorganization.


                                       63


     In view of the broad scope and variety of the aforementioned factors, the Board, including the Independent Trustees, did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the various factors considered in reaching the Board's conclusions and determinations to approve the Plan.

     Upon reviewing and considering such factors that generally applied to all of Market Street and such other information as the Market Street Board deemed necessary and appropriate, the Board also considered factors applicable to each individual Market Street Portfolio and determined that the Reorganization for each Market Street Portfolio was in that Portfolio's best interests as follows:

     - For the MS BROAD EQUITY PORTFOLIO shareholders, the GVIT Total Return Fund not only had lower expenses (for its Class IV shares), did not require any expense reimbursements by Gartmore-U.S., and was significantly larger, but it also had stronger performance for the six month, one year, five year and ten year periods ended June 30, 2002. For the two year and three year periods ended June 30, 2002, the GVIT Total Return Fund's performance was comparable to that of the MS Broad Equity Portfolio.

     - For the MS LARGE CAP GROWTH PORTFOLIO, the GVIT Growth Fund not only had lower expenses (for its Class IV shares), did not require any expense reimbursements by Gartmore-U.S., had been in existence for a significantly longer period, and was significantly larger, but also its performance for the six month and one year periods ended June 30, 2002, was slightly stronger than that of the MS Large Cap Growth Portfolio. The Market Street Board noted that while the GVIT Growth Fund under performed the MS Large Growth Portfolio for the two and three year periods then ended, Gartmore-U.S. had effected portfolio management changes in 2000 that may have contributed to such Fund's relative improvement in performance since that time.

     - For the MS LARGE CAP VALUE PORTFOLIO, the GVIT Value Fund is comparable in size and, while the expenses for its Class IV shares are somewhat higher than those of the MS Large Cap Value Portfolio on a pro forma basis (with the contractual fee waiver), without the contractual fee waiver currently in place for such Market Street Portfolio and assuming completion of the Reorganization, the expenses of the Class IV shares of the GVIT Value Fund would be lower. The Market Street Board also negotiated with Gartmore-U.S. to waive or reimburse fees and expenses for the Class IV shares of the GVIT Value Fund necessary to limit such Fund's total annual operating expenses to 0.95% at least through October 1, 2004. The Board considered that, while the GVIT Value Fund significantly underperformed the MS Large Cap Value Portfolio for the six month, one year and two year period ended June 30, 2002, the recent hiring of VKAM (as of May 1, 2002) as the GVIT Value Fund's subadviser in response to such Fund's under performance (both relative to its peers and overall) may result in improved performance for such Fund going forward. In particular, the Board reviewed the strong historical performance of VKAM in managing similar value-oriented mutual funds over the last five years.

     - For the MS SMALL CAP GROWTH PORTFOLIO, the GVIT Small Company Fund is substantially larger, has a slightly longer history, and has historically outperformed the MS Small Cap Growth Portfolio. While expenses for the Class IV shares of the GVIT Small Company Fund on a pro forma basis are higher than those of the MS Small Cap Growth Portfolio with the contractual fee waiver (but lower without the contractual expense waiver for the MS Small Cap Growth Portfolio) as of June 30, 2002, as restated October 1, 2002, such difference was determined to be not significant in light of the GVIT Small Company Fund's stronger performance. The Market Street Board also considered the structure of the GVIT Small Company Fund's investment advisory fee and the significant costs to Gartmore-U.S. in managing this particular multi-manager fund. In addition, the blended style of small cap investing for the GVIT Small Company Fund (growth, value, blend and international) provided by the various subadvisers to that Fund may provide additional diversification protection against some of the volatility generally associated with investments in small capitalization equity securities.


                                       64


     - For the MS SMALL CAP VALUE PORTFOLIO, the GVIT Small Cap Value Fund is significantly larger, has a longer history and its longer term performance has been particularly strong. The Market Street Board also noted that although Dreyfus' management style may have caused such Fund to under perform relative to its peers during recent unusually difficult market conditions, Gartmore-U.S. had diversified the Fund by beginning to manage a portion of the Fund. The Market Street Board also considered the reputation of, and resources available to, both Dreyfus and Gartmore-U.S. in managing small cap value funds. While the expenses of Class IV shares on a pro forma basis are slightly higher than those of the MS Small Cap Value Portfolio (with the contractual expense waiver) as of June 30, 2002, as restated October 1, 2002, the expenses of Class IV shares of the GVIT Small Cap Value Fund would be lower without the contractual fee waiver currently in place for such Portfolio. It was also noted that advisory fees for the GVIT Small Cap Value Fund are lower than those of the Portfolio.

     - For the MS BALANCED PORTFOLIO, the GVIT Balanced Fund is somewhat larger in size. Also, while its expenses are higher than those of the MS Balanced Portfolio, the Market Street Board negotiated with Gartmore-U.S. to waive or reimburse fees and expenses for the Class IV shares of the GVIT Balanced Fund necessary to limit such Fund's total annual operating expenses to 0.91% at least through October 1, 2004. The performance of the GVIT Balanced Fund, while slightly less than that of the MS Balanced Portfolio, has been generally comparable over the six month and one year periods ended June 30, 2002. The Market Street Board considered that the hiring of J.P. Morgan as of May 2000 as the GVIT Balanced Fund's subadviser in response to such Fund's general under performance may continue to result in improved performance for such Fund, especially based upon J.P. Morgan's strong investment management expertise and experience in this style of investing. Specifically, the Market Street Board considered that for the periods when the current subadvisers both managed their respective funds, the performance of the two subadvisers (Alger and J.P. Morgan) has been almost the same. The Market Street Board also considered that the GVIT Balanced Fund's greater weighting in equity securities may provide better performance opportunities in the future.

     - For the MS BOND PORTFOLIO, the GVIT Government Bond Fund is substantially larger, has a slightly longer history, and has historically outperformed the MS Bond Portfolio. While expenses for the Class IV shares of the GVIT Government Bond Fund are higher than those of the MS Bond Portfolio, such difference was determined to be not significant in light of such stronger performance. In addition, while the MS Bond Portfolio may invest a larger proportion of its assets in non-U.S. government or agency debt securities, such Portfolio currently and historically has invested a substantial portion of its assets in debt securities of the U.S. government and its agencies or instrumentalities. The Market Street Board also noted that the GVIT Government Bond Fund's greater emphasis on such government securities would decrease the credit risk to which MS Bond Portfolio shareholders are exposed and may provide additional protection against volatility in portfolio securities' prices. Gartmore-U.S. and MSIM advised the Market Street Board that another GVIT bond fund had not been recommended because of its emphasis on high yield, lower quality debt securities.

     - For each of the MS EQUITY 500 INDEX and MS INTERNATIONAL PORTFOLIOS, their corresponding GVIT Acquiring Funds have been established specifically for the purpose of completing the Reorganization and will have the same portfolio management, investment advisory fees, and substantially similar investment objectives and policies. In addition, Gartmore-U.S. has agreed to waive or reimburse fees and expenses to the extent necessary to maintain total annual fund operating expenses for Class IV shares of the GVIT Equity 500 Fund at 0.28% at least through October 1, 2004, which are the same expenses in effect for the MS Equity 500 Index Portfolio restated as of October 1, 2002. For the GVIT International Fund, its total annual fund operating expenses are currently expected to be lower than those of the MS International Fund. The Market Street Board noted that if the Reorganization is completed for each of these two Market Street Portfolios, they will be treated as the surviving entities for accounting and performance reporting purposes.


                                       65


     - For the MS MID CAP GROWTH PORTFOLIO, the GVIT Board, on behalf of the GVIT Mid Cap Fund, adopted on October 25, 2002 and December 4, 2002, substantially similar investment objectives and strategies as the MS Mid Cap Growth Portfolio, and such Fund will have the same portfolio manager and the same investment advisory fees as the MS Mid Cap Growth Portfolio, all to be effective as of April 28, 2003 (the proposed effective date of the Reorganization). In addition, Gartmore-U.S. has agreed to waive or reimburse fees and expenses to the extent necessary to maintain total annual fund operating expenses for Class IV shares of the GVIT Mid Cap Fund at 0.95% at least through October 1, 2004, which are the same expenses in effect for the MS Mid Cap Growth Portfolio. The Market Street Board noted that if the Reorganization is completed for the MS Mid Cap Growth Portfolio, it will be treated as the surviving entity for accounting and performance reporting purposes.

     - Finally, for the MS MONEY MARKET PORTFOLIO, the GVIT Money Market Fund is substantially larger, and Gartmore-U.S. has agreed to waive or reimburse fees and expenses to the extent necessary to maintain total annual fund operating expenses for Class IV shares of the GVIT Money
          Market Fund at 0.50% at least through October 1, 2004, which are the same expenses in effect for the MS Money Market Portfolio as of October 1, 2002. While the Market Street Trustees noted that the GVIT Money Market Fund has historically slightly under-performed the MS Money Market Portfolio, the difference in such performance was likely attributable to the slightly higher fund expenses, which should be addressed by Gartmore-U.S.'s agreement to waive or reimburse fees.

     The Board of Market Street (including a majority of the Independent Trustees) met and unanimously approved the Plan on September 20, 2002. The Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of each of the Market Street Portfolios and that the interests of the Market Street Portfolio shareholders would not be diluted as a result of effecting the Reorganization. The approval determination was made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weights to various factors and assigned different degrees of materiality to various conclusions.

DESCRIPTION  OF  THE  PLAN

     The Plan provides that your Market Street Portfolio will transfer all of its assets to the corresponding GVIT Acquiring Fund in exchange solely for the assumption of its stated liabilities and Class IV shares of that GVIT Acquiring Fund which will be distributed pro rata by the Market Street Portfolio to its shareholders in complete liquidation of that Market Street Portfolio. The Reorganization is currently anticipated to occur on or about April 28, 2003 (the "Closing Date"). The value of each Market Street Portfolio's net assets to be acquired by the corresponding GVIT Acquiring Fund shall be the value of such net assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the business day preceding the Closing Date (the "Valuation Date"). Market Street Portfolio shareholders will become shareholders of the corresponding GVIT Acquiring Fund as of the Closing Date, and will be entitled to the GVIT Acquiring Fund's next dividend distribution thereafter.

     On or before the Closing Date, in order to maintain its status as a regulated investment company under the Code, each Market Street Portfolio will declare and pay a dividend or dividends, which (together with all previous dividends) will have the effect of distributing to its shareholders (here the insurance company separate accounts only) substantially all of that Market Street Portfolio's net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date. The share transfer books of each Market Street Portfolio will be permanently closed as of 4:00 p.m. Eastern time on the Valuation Date and only requests for redemption of shares of a Market Street Portfolio received in proper form prior to 4:00 p.m. Eastern time on the Valuation Date will be accepted by Market Street. Redemption requests relating to the Market Street Portfolios thereafter shall be deemed to be redemption requests for shares of the corresponding GVIT Acquiring Fund to be distributed to the former shareholders of the Market Street Portfolios.


                                       66


     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the respective Market Street Portfolio shareholders and receipt of an opinion in form and substance reasonably satisfactory to Market Street and GVIT that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes for the Market Street Portfolios, the corresponding GVIT Acquiring Funds or their respective shareholders, as described under the caption "FEDERAL INCOME TAX CONSEQUENCES" below.

     Unless applicable law shall require a shareholder vote, the Plan may be amended without shareholder approval by mutual written agreement of Market Street, on behalf of the Market Street Portfolios, and GVIT, on behalf of the GVIT Acquiring Funds. The Plan may be terminated, and the Reorganization may be abandoned as to any particular Market Street Portfolio or Portfolios, at any time before or after approval by that Market Street Portfolio shareholders, but prior to the Closing Date, by either party if that party believes that consummation of the Reorganization would not be in the best interests of that party's shareholders.

     In the event that the shareholders of a Market Street Portfolio do not approve the Plan with respect to that Market Street Portfolio, the assets and stated liabilities of that Market Street Portfolio will not be transferred to the corresponding GVIT Acquiring Fund as of the Closing Date and the obligations of such Market Street Portfolio under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of a particular Market Street Portfolio, the Board of Market Street will consider other alternatives for that Market Street Portfolio, including dissolution and liquidation of such Portfolio. In addition, if any Market Street Portfolio continues operations beyond April 30, 2003, Gartmore-U.S. may decide to discontinue the expense limitation, if any, currently in place for that Portfolio. As a result, such Market Street Portfolio's expenses could increase.

     The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the Market Street Portfolios or the GVIT Acquiring Funds, but will be paid by Gartmore-U.S., NFS and GGI. Such expenses include legal and audit fees, printing and mailing proxy solicitation materials, the costs of the Market Street shareholders' meeting and related materials, "tail" insurance for the Market Street Board, the costs of deregistering Market Street as an investment company and dissolving Market Street as a Delaware business trust, and fees and expenses of the October 25, 2002 special meeting of the Market Street Board and a special meeting of the Market Street Board upon completion of the Reorganization.

     The foregoing description of the Plan entered into between Market Street, on behalf of each of the Market Street Portfolios, and GVIT, on behalf of each of the GVIT Acquiring Funds, does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan which is attached hereto as Exhibit A and incorporated herein by reference.


DESCRIPTION  OF  GVIT  SHARES

     Full and fractional Class IV shares of the GVIT Acquiring Funds will be issued without the imposition of a sales charge or other fee to the corresponding Market Street Portfolio shareholders in accordance with the procedures described above. Class IV shares of the GVIT Acquiring Funds to be issued to Market Street Portfolio shareholders under the Plan will be fully paid and non-assessable (meaning that the shareholders will have no obligation to the Funds for any further moneys as shareholders), when issued and transferable without restriction and will have no preemptive or conversion rights. Like the Market Street Portfolios, the GVIT Acquiring Funds do not issue share certificates. If the Reorganization is completed, Market Street shareholders will receive information about the Class IV shares of GVIT Acquiring Funds acquired by them in their next periodic account statement. For additional information about shares of the GVIT Acquiring Funds, please refer to the GVIT Acquiring Funds' SAI.


FEDERAL  INCOME  TAX  CONSEQUENCES

     As a condition to the Reorganization, each Market Street Portfolio and corresponding GVIT Acquiring Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, and on the basis of certain assumptions and representations received from the Market Street Portfolios and the GVIT Acquiring Funds, for federal income tax purposes, no GVIT Acquiring Fund, no corresponding Market Street Portfolio, no shareholder of a GVIT Acquiring Fund, and no shareholder of a corresponding Market Street Portfolio will recognize any gain or loss for federal income tax purposes as a result of the Reorganization. The tax basis of the GVIT Acquiring Fund's shares received by Market Street Portfolio shareholders will be the same as the tax basis of their shares in the Market Street Portfolio. The holding period that the shareholders of each Market Street Portfolio will have in the corresponding GVIT Acquiring Fund shares they receive will include the holding period of the Market Street Portfolio shares they surrender. After the Reorganization is completed, each Market Street Portfolio will be dissolved.


                                       67


     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither Market Street nor GVIT, on behalf of the GVIT Acquiring Funds, will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the participating Market Street
Portfolio,  followed  by  the  taxable  liquidation  thereof.

     It is not expected that the Reorganization will affect the tax-deferred nature of variable contracts. However, you should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to the federal income tax consequences.

     The GVIT Acquiring Funds expect to retain a significant portion of the securities acquired in connection with the Reorganization and do not anticipate that taxable sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the policies and investment practices of the applicable GVIT Acquiring Funds.

COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS  AND  OBLIGATIONS

     While Market Street and GVIT are different entities, and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of a GVIT Acquiring Fund to be distributed to shareholders of the corresponding Market Street Portfolio will generally have the same legal characteristics as the shares of the Market Street Portfolio with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

     GVIT is organized as a Massachusetts business trust and is governed by an Amended Declaration of Trust. Market Street Fund is organized as a Delaware business trust and governed by a Declaration of Trust. Under its Amended
Declaration of Trust, GVIT has an unlimited number of authorized shares of beneficial interest without par value. Market Street, pursuant to its Declaration of Trust, has an unlimited number of authorized shares of beneficial interest without par value. The Boards of GVIT and Market Street may, without shareholder approval, divide the authorized shares of GVIT and Market Street, respectively, into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. GVIT currently offers 34 series, 11 of which are the GVIT Acquiring Funds. With respect to its 11 GVIT Acquiring Funds, GVIT offers the following classes:

     - four classes of shares for the GVIT Total Return, GVIT Small Company, GVIT Small Cap Value, GVIT Government Bond and GVIT International Value Funds (designated Class I, II, III, and IV shares);

     -    three  classes  of  shares  for the GVIT Money Market Fund (designated
          Class  I,  IV,  and  V  shares);

     - three classes of shares for the GVIT Equity 500 Fund (designated Class I, II, and IV shares);

     - three classes of shares for the GVIT Mid Cap Fund (designated Class I, III and IV shares); and

     - two classes of shares for the GVIT Growth Fund, GVIT Value Fund and GVIT Balanced Fund (designated Class I and Class IV Shares).

     Market Street currently offers one class of shares, without designation. GVIT and each series of GVIT, including the GVIT Acquiring Funds, as well as Market Street and each Market Street Portfolio, will continue indefinitely until terminated.

     With respect to a series of shares of GVIT and Market Street, except as described below, shares of the same class have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each series or class of shares of GVIT and Market Street bears its own expenses related to its distribution of shares (and other expenses such as shareholder services). Generally, shares of GVIT or Market Street will be voted in the aggregate without differentiation between separate series or classes, except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) the Board determines that the matter should be voted on separately by individual series or classes.


                                       68


     Shareholders of the GVIT Acquiring Funds are entitled to one vote for each one share held. By contrast, shareholders of the Market Street Portfolios are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. As a result, shareholders of some of the Market Street Portfolios would lose relative voting power as shareholders of the GVIT Acquiring Funds on matters voted upon by all Funds as a group (especially those Portfolios with a relatively high net asset value per share). However, shareholders of other Market Street Portfolios (those with a relatively low net asset value per share and the MS Money Market Portfolio) would gain relative voting power as shareholders of the GVIT Acquiring Funds on matters voted upon by all funds as a group. However, in either instance Market Street shareholders as a group overall would lose voting power by becoming a part of GVIT which is substantially larger in terms of assets and shares outstanding than Market Street. Shareholders of the Market Street Portfolios will vote on a portfolio by portfolio basis with respect to the Reorganization.

     Neither Massachusetts law nor Delaware law requires GVIT or Market Street, respectively, to hold annual meetings of shareholders, and, generally, GVIT and Market Street will hold shareholder meetings only when specifically required by federal or state law. Market Street shareholders entitled to cast at least 25% of the total votes attributable to all shares entitled to vote may call a shareholder meeting for the purpose of voting on any matter upon which shareholders are permitted or required to vote, including, voting on the removal of one or more Trustees. GVIT's Amended Bylaws provide that a special meeting of the shareholders shall be called by any Trustee upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights.

     Like the Market Street Portfolios, there are no conversion or preemptive rights in connection with shares of the GVIT Acquiring Funds. When issued, all shares will be fully paid and non-assessable. With respect to each series or portfolio, a shareholder of a specific class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to that class. When redeeming shares, a shareholder is entitled to that portion of the series' net assets attributable to the specific class represented by the shares being redeemed.

CAPITALIZATION

The following table sets forth, as of June 30, 2002: (i) the unaudited capitalization of each GVIT Acquiring Fund; (ii) the unaudited capitalization of the corresponding Market Street Portfolio; and (iii) the pro forma unaudited capitalization of the GVIT Acquiring Fund, as adjusted to give effect to the proposed Reorganization. The capitalization of the GVIT Acquiring Fund is likely to be different from the pro forma combined capitalization when the Reorganization is actually consummated because of purchases and sales of GVIT Acquiring Fund shares and market action.



                                                                                 GVIT TOTAL
                                                      GVIT         MS BROAD     RETURN FUND
                                                       TOTAL         EQUITY       PRO FORMA
                                                    RETURN FUND    PORTFOLIO       COMBINED
-------------------------------------------------------------------------------------------
Net Assets (All Classes)                       $1,541,386,836  $178,985,606  $1,720,372,442
Net Asset Value Per Share                      $       9.27**  $      11.71  $       9.27**
Shares Outstanding (All Classes)                  166,246,780    15,281,136     185,554,828


                                                                               GVIT
                                                  GVIT   MS LARGE CAP   GROWTH FUND
                                                  GROWTH     GROWTH       PRO FORMA
                                                   FUND     PORTFOLIO      COMBINED
-----------------------------------------------------------------------------------
Net Assets (All Classes)                  $ 268,578,230  $ 32,205,593  $300,783,823
Net Asset Value Per Share                 $      8.74**  $       7.30  $     8.74**
Shares Outstanding (All Classes)             30,733,882     4,412,829    34,418,732


                                                GVIT   MS LARGE CAP   GVIT VALUE FUND
                                                   VALUE      VALUE         PRO FORMA
                                                   FUND       FUND           COMBINED
-------------------------------------------------------------------------------------
Net Assets (All Classes)                 $  44,447,750  $     41,930,709  $86,378,459
Net Asset Value Per Share                $      8.85**  $           9.39  $    8.85**
Shares Outstanding (All Classes)             5,022,325         4,463,361    9,760,258


                                       69


                                                                               GVIT SMALL
                                                  GVIT SMALL  MS SMALL CAP   COMPANY FUND
                                                    COMPANY       GROWTH        PRO FORMA
                                                       FUND       PORTFOLIO      COMBINED
-----------------------------------------------------------------------------------------
Net Assets (All Classes)*                      $ 709,076,102  $  42,133,648  $751,209,750
Net Asset Value Per Share                      $     17.83**  $        9.58  $    17.83**
Shares Outstanding (All Classes)*                 39,764,557      4,399,142    42,127,633


                                                    GVIT          MS       GVIT SMALL CAP
                                                    SMALL CAP   SMALL CAP      VALUE FUND
                                                      VALUE       VALUE         PRO FORMA
                                                       FUND      PORTFOLIO       COMBINED
-----------------------------------------------------------------------------------------
Net Assets (All Classes)*                     $658,382,906  $    52,421,343  $710,804,249
Net Asset Value Per Share                     $     8.87**  $          9.98  $     8.87**
Shares Outstanding (All Classes)*               74,225,340        5,252,855    80,135,300


                                                                                   GVIT
                                                    GVIT                  BALANCED FUND
                                                    BALANCED  MS BALANCED     PRO FORMA
                                                      FUND     PORTFOLIO       COMBINED
---------------------------------------------------------------------------------------
Net Assets (All Classes)*                    $149,357,268  $   63,678,042  $213,035,310
Net Asset Value Per Share                    $     8.51**  $        12.85  $     8.51**
Shares Outstanding (All Classes)*              17,551,607       4,953,111    25,034,338


                                                                                           GVIT
                                                       GVIT                     GOVERNMENT BOND
                                                    GOVERNMENT     MS BOND       FUND PRO FORMA
                                                       BOND FUND     PORTFOLIO         COMBINED
-----------------------------------------------------------------------------------------------
Net Assets (All Classes)*                      $1,535,948,381  $     57,844,299  $1,593,792,686
Net Asset Value Per Share                      $      11.86**  $          10.76  $      11.86**
Shares Outstanding (All Classes)*                 129,500,402         5,372,332     134,377,662


                                                             MS           GVIT
                                                GVIT     EQUITY 500       FUND
                                           EQUITY 500     INDEX      PRO FORMA
                                              FUND      PORTFOLIO     COMBINED
------------------------------------------------------------------------------
Net Assets                             $         0  $277,656,280  $277,656,280
Net Asset Value Per Share              $         0  $       6.97  $      6.97*
Shares Outstanding                               0    39,858,382    39,858,382


                                            GVIT                         GVIT
                                   INTERNATIONAL            MS     VALUE FUND
                                           VALUE  INTERNATIONAL     PRO FORMA
                                           FUND     PORTFOLIO        COMBINED
-----------------------------------------------------------------------------
Net Assets                        $            0  $   74,123,585  $74,123,585
Net Asset Value Per Share         $            0  $        11.88  $  11.88***
Shares Outstanding                             0       6,238,769    6,238,769


                                                                                 GVIT
                                                   GVIT     MS MID CAP   MID CAP FUND
                                                   MID CAP     GROWTH       PRO FORMA
                                                     FUND     PORTFOLIO      COMBINED
-------------------------------------------------------------------------------------
Net Assets (All Classes)*                   $133,809,793  $  88,161,592  $221,971,380
Net Asset Value Per Share                   $     8.84**  $       17.79  $   17.79***
Shares Outstanding (All Classes)*             15,142,045      4,954,539    12,476,256


                                       70



                                                                                        GVIT
                                                                                MONEY MARKET
                                                        GVIT MONEY     MS MONEY         FUND
                                                       MARKET        MARKET        PRO FORMA
                                                         FUND       PORTFOLIO       COMBINED
--------------------------------------------------------------------------------------------
Net Assets (All Classes)*                      $2,705,191,576  $ 137,266,697  $2,842,458,273
Net Asset Value Per Share                      $         1.00  $        1.00  $         1.00
Shares Outstanding (All Classes)*               2,705,170,910    137,266,720   2,842,437,630

     * For the GVIT Acquiring Funds, this information is for all classes of shares outstanding on June 30, 2002.
     ** Net Asset Value of Class I shares. Class I shares' NAV will be used for purposes of establishing the initial NAV for the Class IV shares of the GVIT Acquiring Funds and for purposes of calculating the number of GVIT Acquiring Fund shares the corresponding Market Street Portfolio will receive in connection with the Reorganization.
     ***  Based  upon  the  Market  Sheet  Portfolio's  shares' Net Asset Value.

INFORMATION  ABOUT  THE  GVIT  ACQUIRING  FUNDS AND THE MARKET STREET PORTFOLIOS

FURTHER  INFORMATION  ABOUT  THE  GVIT  ACQUIRING  FUNDS

     The GVIT Acquiring Funds may use the following principal investments and techniques in an effort to increase returns, protect assets, or diversify investments. The GVIT SAI contains additional information about the GVIT
Acquiring Funds, including the GVIT Acquiring Funds' other investment techniques. To obtain a copy of the GVIT SAI, see "General Information" below.

     For more information regarding the additional principal investments and techniques used by each of the Market Street Portfolios, please see the section entitled "INVESTMENTS AND TECHNIQUES" in the Market Street Prospectus.

     Convertible Securities (GVIT Total Return, Growth, Value, Small Company and Small Cap Value Funds):In addition to investing in common stocks, certain of the GVIT Acquiring Funds may invest in convertible securities - also known as convertibles - including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because these instruments can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

     Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles' market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because these instruments pay income, which tends to be higher than common stock dividend yields.

     Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

     Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but these securities are typically less secure than similar nonconvertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency or are not rated at all.

     Growth and Value Stocks (GVIT Growth, Value, Small Company, Small Cap Value, Balanced, International Value, and Mid Cap Funds): Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means that these instruments depend less on price changes for returns. Accordingly, these instruments might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.


                                       71


     Preferred  Stock  (GVIT  Value,  Small  Company and Small Cap Value Funds):
Holders of preferred stock normally have the right to receive dividends at a fixed rate, but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

     Floating And Variable Rate Securities (GVIT Balanced, Government Bond and Money Market Funds): Floating and variable rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable- rate securities will be callable by the issuer, which means these securities can be paid off before their maturity date.

     These securities are subject to interest rate risk like other securities. In addition, because these securities may be callable, these securities are also subject to the risk that the principal amount will be repaid prior to the stated maturity and that the repaid principal will be reinvested when the market is offering lower interest rates, reducing a fund's income. A fund will only purchase floating-and variable-rate securities of the same quality as the securities it would otherwise purchase.

     U.S. Government Securities (GVIT Balanced, Government Bond and Money Market Funds): These securities include Treasury bills, notes, and bonds, securities issued or guaranteed by the U.S. government, and securities issued by U.S. government agencies, including:

     - The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

     -    The  Federal  Home  Loan  Banks

     -    The  Federal  National  Mortgage  Association  ("FNMA")

     - The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")

     -    The  Federal  Farm  Credit  Banks.

     Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and are subject to some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

     Mortgage-Backed Securities (GVIT Balanced and Government Bond Funds): U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass through securities, such as GNMA, FNMA, or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.

     Mortgage-backed securities are subject to interest rate risk. These instruments are also subject to credit risk if these instruments are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium.

     Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the adviser or subadviser expected. This can affect the maturity and volatility of the fund and cause the fund to be locked into securities with lower interest rates for longer periods of time.


                                       72


     Asset-Backed Securities (GVIT Balanced, Government Bond and Money Market Funds): Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases, and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit, and prepayment risks like mortgage-backed securities.

     Derivatives (GVIT Value and Mid Cap Funds): A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which, in turn, varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes.
Derivatives  afford  leverage  and  can  also  be  used  in  hedging portfolios.

     Investment-Grade Bonds (GVIT Balanced and Government Bond Funds):These securities include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, such a change may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

     Medium-Grade Securities (GVIT Balanced Fund): These securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Maturity (GVIT Balanced, Government Bond and Money Market Funds): Every debt security has a stated maturity date when the issuer must repay the security's entire principal value to the investor. However, many debt securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a security's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed securities.

     A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets such bond represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

     Duration (GVIT Government Bond Fund): Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. Duration measures this sensitivity more accurately than maturity because duration takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years over which such payments will be received to produce a value expressed in years - the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.


                                       73


Money  Market  Obligations  (GVIT  Money  Market  Fund):  These  include:

     - U.S. Government securities with remaining maturities of 397 days or less

     - Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)

     - Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency

     - Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)

     - Repurchase agreements relating to debt obligations that the Fund could purchase directly

     - Unrated debt obligations with remaining maturities of 397 days or less that are determined by Gartmore-U.S. to be of comparable quality to the securities described above.

     Generally, money market obligations will not increase in value, but these obligations are high quality investments that offer a fixed rate of return, as well as liquidity.

     Repurchase Agreements (GVIT Money Market Fund): When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Money Market Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Money Market Fund could experience delays in recovering the amounts owed to it.

     Depositary Receipts (GVIT International Value Fund): The GVIT International Value Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs,and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on a exchange and therefore may be considered illiquid securities.


                                       74


FURTHER  INFORMATION  ABOUT  OPERATIONS

     The following is a comparison of the investment advisory fees for the Market Street Portfolios and the corresponding GVIT Acquiring Funds.


------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIO             FEE               GVIT ACQUIRING FUNDS              FEE
------------------------------------------------------------------------------------------------------
 MS Broad Equity         - 0.75% on the first        GVIT Total Return Fund  - 0.60% on assets up to
 Portfolio               $200 million                                        $1 billion
                                                                             - 0.575% on assets of
                         -  0.70% on assets in                               $1 billion and more
                         excess of $200 mil-                                 but less than $2 bil-
                         lion                                                lion
                                                                             - 0.55% on assets of $2
                         The total management                                billion and more but
                         fee paid by the MS                                  less than $5 billion
                         Broad Equity Portfolio                              - 0.50% for assets of $5
                         for the fiscal year ended                           billion and more
                         December 31, 2001,
                         expressed as a percent-                             The total management
                         age of the MS Broad                                 fee paid by the GVIT
                         Equity Portfolio's aver-                            Total Return Fund for
                         age daily net assets, was                           the fiscal year ended
                         0.71%. During the peri-                             December 31, 2001,
                         od from January 1, 2001                             expressed as a percent-
                         through January 26,                                 age of the GVIT Total
                         2001, the MS Broad                                  Return Fund's average
                         Equity Portfolio paid                               daily net assets, was
                         advisory fees to a for-                             0.59%.
                         mer adviser.

------------------------------------------------------------------------------------------------------
 MS Large Cap Growth     - 0.70% on the first        GVIT Growth Fund        - 0.60% on assets up to
 Portfolio               $200 million                                        $1 billion
                         - 0.65% on assets in                                - 0.575% on assets of
                         excess of $200 mil-                                 $1 billion and more
                         lion                                                but less than $2 bil-
                                                                             lion
                         The total management                                - 0.55% on assets of $2
                         fee paid by the MS                                  billion and more but
                         Large Cap Growth                                    less than $5 billion
                         Portfolio for the fiscal                            - 0.50% for assets of $5
                         year ended December                                 billion and more
                         31, 2001, expressed as a
                         percentage of the MS                                The total management
                         Large Cap Growth                                    fee paid by the GVIT
                         Portfolio's average daily                           Growth Fund for the fis-
                         net assets, was 0.70%.                              cal year ended
                                                                             December 31, 2001,
                                                                             expressed as a percent-
                                                                             age of the GVIT Growth
                                                                             Fund's average daily net


                                       75



------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIO             FEE              GVIT ACQUIRING FUNDS             FEE
------------------------------------------------------------------------------------------------------
                         - 0.70% on the first        GVIT Value Fund       assets, was 0.60%.
 MS Large Cap Value      $200 million                                      - 0.80% on assets up to
 Portfolio               - 0.65% on assets in                              $50 million
                         excess of $200 mil-                               - 0.65% on assets of
                         lion                                              $50 million and more
                                                                           but less than $250
                         The total management                              million
                         fee paid by the MS Large                          - 0.60% on assets of
                         Cap Value Portfolio for                           $250 million and
                         the fiscal year ended                             more but less than
                         December 31, 2001,                                $500 million
                         expressed as a percent-                           - 0.55% for assets of
                         age of the MS Large Cap                           $500 million and
                         Value Portfolio's average                         more
                         daily net assets, was
                         0.70%.                                            The total management
                                                                           fee paid by the GVIT
                                                                           Value Fund for the fiscal
                                                                           year ended December
                                                                           31, 2001, expressed as a
                                                                           percentage of the GVIT
                                                                           Value Fund's average
                                                                           daily net assets, was
                                                                           0.80%. The fee structure
                                                                           listed above became
                                                                           effective May 1, 2001.

------------------------------------------------------------------------------------------------------
 MS Small Cap Growth     - 0.90% on the first        GVIT Small Company    - 0.93% of average
 Portfolio               $200 million                 Fund                  daily net assets
                         - 0.85% on assets in
                         excess of $200 million                            The total management
                                                                           fee paid by the GVIT
                         The total management                              Small Company Fund
                         fee paid by the MS                                for the fiscal year ended
                         Small Cap Growth                                  December 31, 2001,
                         Portfolio for the fiscal                          expressed as a percent-
                         year ended December                               age of the GVIT Small
                         31, 2001, expressed as a                          Company Fund's aver-
                         percentage of the MS                              age daily net assets, was
                         Small Cap Growth                                  0.94%. The fee listed
                         Portfolio's average daily                         above became effective
                         net assets, was 0.90%.                            May 1, 2001.

------------------------------------------------------------------------------------------------------
 MS Small Cap Value      - 0.90% on the first        GVIT Small Cap Value  - 0.90% on assets up to
 Portfolio               $200 million                Fund                  $200 million
                         - 0.85% on assets in                              - 0.85% for assets of
                         excess of $200 million                            200 million and more
                         The total management                              The total management
                         fee paid by the MS                                fee paid by the GVIT
                         Small Cap Value                                   Small Cap Value Fund
                         Portfolio for the fiscal                          for the fiscal year ended


                                       76



------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIO              FEE             GVIT ACQUIRING FUNDS              FEE
------------------------------------------------------------------------------------------------------
 MS Small Cap Value       31, 2001, expressed as a   GVIT Small Cap Value   December 31, 2001,
 Portfolio (continued)    percentage of the MS       Fund (continued)       expressed as a percentage
                          Small Cap Value                                   of the GVIT Small Cap
                          Portfolio's average daily                         Value Fund's average
                          net assets, was 0.90%.                            daily net assets, was
                                                                            0.88%. The fee structure
                                                                            listed above became
                                                                            effective May 1, 2001.

------------------------------------------------------------------------------------------------------
 MS Balanced Portfolio    - 0.55% on all assets      GVIT Balanced Fund     - 0.75% on assets up to
                                                                            $100 million
                          The total management                              - 0.70% for assets of
                          fee paid by the MS                                100 million and more
                          Balanced Portfolio for
                          the fiscal year ended                             The total management
                          December 31, 2001,                                fee paid by the GVIT
                          expressed as a percent-                           Balanced Fund for the
                          age of the MS Balanced                            fiscal year ended
                          Portfolio's average daily                         December 31, 2001,
                          net assets, was 0.54%.                            expressed as a percent-
                          During the period from                            age of the GVIT
                          January 1, 2001 through                           Balanced Fund's average
                          January 26, 2001, advi-                           daily net assets was
                          sory fees were paid to a                          0.75%. The fee struc-
                          former adviser.                                   ture listed above became
                                                                            effective May 1, 2001.

------------------------------------------------------------------------------------------------------
 MS Bond Portfolio        - 0.40% on all assets      GVIT Government Bond   - 0.50% on assets up to
                                                     Fund                   $1 billion
                          The total management                              - 0.475% on assets of
                          fee paid by the MS                                $1 billion and more
                          Bond Portfolio for the                            but less then $2 bil-
                          fiscal year ended                                 lion
                          December 31, 2001,                                - 0.45% on assets of $2
                          expressed as a percent-                           billion and more but
                          age of the MS Bond                                less then $5 billion
                          Portfolio's average daily                         - 0.40% for assets of $5
                          net assets, was 0.40%.                            billion and more
                          During the period from
                          January 1, 2001 through                           The total management
                          January 26, 2001, advi-                           fee paid by the GVIT
                          sory fees were paid to a                          Government Bond Fund
                          former adviser.                                   for the fiscal year ended
                                                                            December 31, 2001,
                                                                            expressed as a percent-
                                                                            age of the GVIT
                                                                            Government Bond
                                                                            Fund's average daily net
                                                                            assets was 0.50%.


                                       77



------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIO                 FEE                GVIT ACQUIRING FUNDS               FEE
------------------------------------------------------------------------------------------------------
 MS Equity 500 Index         - 0.24% on all assets       GVIT Equity 500 Fund      - 0.24% of average
 Portfolio                                                                         daily net assets
                             The total management
                             fee paid by the MS                                    The fund is a new fund,
                             Equity 500 Index                                      hence no management
                             Portfolio for the fiscal                              fee was paid for the fis-
                             year ended December                                   cal year ended
                             31, 2001, expressed as a                              December 31, 2001.
                             percentage of the MS
                             Equity 500 Index
                             Portfolio's average daily
                             net assets, was 0.24%.

------------------------------------------------------------------------------------------------------
 MS International Portfolio  - 0.75% on the first        GVIT International Value  - 0.75% on assets of up
                             $500 million                Fund                      to $500 million
                             - 0.70% on assets in                                  - 0.70% on assets of
                             excess of $500 million.                               $      500 million or more
                             The total management                                  The fund is a new fund,
                             fee paid by the MS                                    hence no management
                             International Portfolio                               fee was paid for the fis-
                             for the fiscal year ended                             cal year ended
                             December 31, 2001,                                    December 31, 2001.
                             expressed as a percent-
                             age of the MS
                             International Portfolio's
                             average daily net assets,
                             was 0.75%.

------------------------------------------------------------------------------------------------------
 MS Mid Cap Growth           - 0.75% on the first        GVIT Mid Cap Fund         Currently:
 Portfolio                   $200 million                                          - 0.90% on assets up to
                             - 0.70% on assets in                                  $500 million
                             excess of $200 mil-                                   - 0.85% on assets of
                             lion                                                  $500 million and
                                                                                   more
                             The total management
                             fee paid by the MS Mid                                Effective on or about
                             Cap Growth Portfolio                                  April 28, 2003:
                             for the fiscal year ended                             - 0.75% on assets up to
                             December 31, 2001,                                    $200 million
                             expressed as a percent-                               - 0.70% on assets of
                             age of the MS Mid Cap                                 $200 million or more
                             Growth Portfolio's aver-
                             age daily net assets, was                             The total management
                             0.72%. During the peri-                               fee paid by the GVIT
                             od from January 1, 2001                               Mid Cap Fund for the
                             through January 26,                                   fiscal year ended
                             2001, advisory fees were                              December 31, 2001,
                             paid to a former adviser.                             expressed as a percent-
                                                                                   age of the GVIT Mid
                                                                                   Cap Fund's average daily
                                                                                   net assets, was 0.90%.


                                       78





------------------------------------------------------------------------------------------------------
MARKET STREET PORTFOLIO            FEE             GVIT ACQUIRING FUNDS            FEE
------------------------------------------------------------------------------------------------------
MS Money Market          -  0.25% on all assets    GVIT Money Market     0.40% on assets up to
 Portfolio                                         Fund                  $1 billion
                         The total management                            0.38% on assets of $1
                         fee paid by the MS                              billion and more but
                         Money Market Portfolio                          less than $2 billion
                         for the fiscal year                             0.36% on assets of $2
                         ended December 31, 2001,                        billion and more but
                         expressed as a                                  less then $5 billion
                         percentage of the MS                            0.34% for assets of $5
                         Money Market                                    billion and more
                         Portfolio average daily
                         net assets, was 0.25%.                          The total management
                         During the period from                          fee paid by the GVIT
                         January 1, 2001 through                         Money Market Fund for
                         January 26, 2001, advi-                         the fiscal year ended
                         sory fees were paid to a                        December 31, 2001,
                         former adviser.                                 expressed as a percent-
                                                                         age of the GVIT Money
                                                                         Market Fundaverage
                                                                         daily net assets was 0.38%.


 PERFORMANCE

     The following bar charts and tables show two aspects of each of the GVIT Acquiring Funds (except the GVIT Equity 500 and GVIT International Value Funds): volatility and performance. The bar charts show the volatility - or variability
- of such GVIT Acquiring Funds' annual total returns over time and shows that performance can change from year to year. The annual total returns shown in the bar charts do not include charges that will be imposed by variable contracts. If these amounts were reflected, returns would be less than those shown. The tables show average annual total returns for certain time periods compared to the returns of a comparable broad- based securities index. The bar charts and tables provide some indication of the risks of investing in the GVIT Acquiring Funds. Remember, however, that past performance is not necessarily an indication of how the appli- cable GVIT Acquiring Fund will perform in the future.

     In addition, you will find management's discussion of the performance of each of the GVIT Acquiring Funds (except the GVIT Equity 500 and GVIT International Value Funds) for the year ended December 31, 2001, in Exhibit B to the Prospectus/Proxy Statement. These discussions provide an overview of the economy and how it affected such GVIT Acquiring Funds during the year ended December 31, 2001. The discussions also provide a look into the current and future investment techniques and strategies of the GVIT Acquiring Funds from the perspective of the portfolio managers.

     Each of the GVIT Equity 500 and GVIT International Value Funds recently was organized for the purpose of continuing the investment operations of their corresponding Market Street Portfolio, and hence have no prior performance history. Also, as discussed above, the MS Mid Cap Growth Portfolio will be survivor of the Reorganization with the GVIT Mid Cap Fund for performance purposes.

     For more information regarding the performance of the Market Street Portfolios, please see the sections enti- tled "INTRODUCTION TO THE ALL PRO
PORTFOLIOS"  and  "ABOUT  THE OTHER PORTFOLIOS" in the Market Street Prospectus.


                                       79


                             GVIT TOTAL RETURN FUND
                    Annual Total Returns - Class I Shares:1

1992   8.20%
1993  10.90%
1994   1.10%
1995  29.10%
1996  21.80%
1997  29.40%
1998  18.10%
1999   6.90%
2000  -2.10%
2001  -11.80%


Best  quarter:       17.0%  4th  qtr.  of  1998
Worst  Quarter:     -14.1%  3rd  qtr.  of  2001

              Average Annual Total Returns As Of December 31, 2001:




                     1 YEAR   5 YEARS   10 YEARS
Class I shares1. .  -11.82%    7.12%    10.41%
Class II shares2 .  -12.01%    6.85%    10.12%
Class III shares2.  -11.82%    7.12%    10.41%
Class IV shares2 .  -11.82%    7.12%    10.41%
The S&P 500 Index3  -11.88%   10.70%    12.93%

1 -The existing shares of the GVIT Total Return Fund were designated Class I shares as of May 1, 2001.

2 -These returns are based on the performance of the Class I shares of the GVIT Total Return Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
     I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

3 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


                                       80


                                GVIT GROWTH FUND
                    Annual Total Returns - Class I Shares:1


1993    9.60%
1994   -0.90%
1995   29.40%
1996   26.10%
1997   34.50%
1998   30.00%
1999    4.30%
2000  -26.50%
2001  -28.10%


Best  quarter:       20.5%  4th  qtr.  of  1998
Worst  Quarter:     -28.3%  1st  qtr.  of  2001

              Average Annual Total Returns As Of December 31, 2001:



                                  1 YEAR   5 YEARS   SINCE INCEPTION2
Class I shares1 . . . . . . . .  -28.13%   -0.76%     6.26%
Class IV shares3. . . . . . . .  -28.13%   -0.76%     6.26%
The Russell 1000  Growth Index4   20.42%    8.27%    11.65%

1 The existing shares of the GVIT Growth Fund were designated Class I shares as of May 1, 2001.

2    The  GVIT  Growth  Fund  commenced  operations  on  April  15,  1992.

3 -These returns are based on the performance of the Class I shares of the GVIT Growth Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

4 -Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index (the 1000 largest companies in the U.S.) with higher price-to-book ratios and higher forecasted growth values (as of June 30, 2002, the market capitalization range of securities in the Russell 1000 Index was $1.3 billion to $3.09 billion). Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of this Index would be lower.


                                       81


                                GVIT VALUE FUND
                    Annual Total Returns - Class I Shares:1


1998   15.10%
1999   18.50%
2000  -10.60%
2001  -12.20%


Best  quarter:       16.2%  4th  qtr.  of  1998
Worst  quarter:     -13.8%  4th  qtr.  of  2000

              Average Annual Total Returns As Of December 31, 2001:



                    1 YEAR   SINCE INCEPTION2
Class I shares1. .  -12.15%              2.09%
Class IV shares3 .  -12.15%              2.09%
The S&P 500 Index4  -11.88%              7.02%


1 The existing shares of the GVIT Value Fund were designated Class I shares as of May 1, 2001.

2 -The GVIT Value Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the GVIT Value Fund's previous subadviser managed the GVIT Value Fund.

3 -These returns are based on the performance of the Class I shares of the GVIT Value Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

4 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.


                                       82


                            GVIT SMALL COMPANY FUND
                    Annual Total Returns - Class I Shares:1


1996  22.80%
1997  17.40%
1998   1.00%
1999  44.00%
2000   8.90%
2001  -6.70%


Best  Quarter:       31.3%  -  4th  qtr.  of  1999
Worst  Quarter:     -19.3%  -  3rd  qtr.  of  1998

              Average Annual Total Returns As Of December 31, 2001:



                                               SINCE
                          1 YEAR   5 YEAR   INCEPTION2
Class I shares . . . . .   -6.70%   11.64%       15.48%
Class II shares3 . . . .   -6.94%   11.37%       15.19%
Class III shares3. . . .   -6.70%   11.64%       15.48%
Class IV shares3 . . . .   -6.70%   11.64%       15.48%
The Russell 2000  Index4    2.49%    7.52%        9.91%

1 The existing shares of the GVIT Small Company Fund were designated Class I shares as of May 1, 2001.

2    The  GVIT  Small  Company  Fund  commenced  operations on October 23, 1995.

3 -These returns are based on the performance of the Class I shares of the GVIT Small Company Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
     I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

4 -The Russell 2000 Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.


                                       83


                            GVIT SMALL CAP VALUE FUND
                     Annual Total Returns - Class I Shares:1


1998  -3.10%
1999  27.80%
2000  11.20%
2001  28.30%


Best  Quarter:       29.4%  -  2nd  Qtr.  of  1999
Worst  Quarter:     -26.3%  -  3rd  Qtr.  of  1998

              Average Annual Total Returns As Of December 31, 2001:



                           1 YEAR   SINCE INCEPTION2
Class I shares1 . . . . .  28.28%   14.21%
Class II shares3. . . . .  27.90%   13.92%
Class III shares3 . . . .  28.28%   14.21%
Class IV shares3. . . . .  28.28%   14.21%
Russell 2000 Value Index4  14.02%    7.45%


1 The existing shares of the GVIT Small Cap Value Fund were designated Class I shares as of May 1, 2001.

2 -The GVIT Small Cap Value Fund commenced operations on October 31, 1997. Until February 5, 2001, The Dreyfus Corporation managed the GVIT Small Cap Value Fund alone.

3 -These returns are based on the performance of the Class I shares of the GVIT Small Cap Value Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

4 -The Russell 2000 (R) Value Index measures the performance of the small capitalization companies in the Russell 2000 Index which are considered value stocks (i.e., those with lower price-to-book ratios and lower forecasted growth values than those which are considered growth stocks). Unlike mutual fund returns, the Russell 2000 Value Index does not include expenses. If expenses were deducted, the actual returns of this index would be lower.

                                       84


                               GVIT BALANCED FUND
                      Annual Total Returns-Class I Shares:1


1998   8.10%
1999   0.90%
2000  -0.30%
2001  -3.80%


Best  Quarter:       6.9%  -  1st  qtr.  of  1998
Worst  Quarter:     -7.9%  -  3rd  qtr.  of  2001

              Average Annual Total Returns As Of December 31, 2001:



                                            1 YEAR   SINCE INCEPTION2
Class I shares1 . . . . . . . . . . . . .   -3.77%    1.45%
Class IV shares3. . . . . . . . . . . . .   -3.77%    1.45%
The S&P 500 Index4. . . . . . . . . . . .  -11.88%    7.02%
The Lehman Brothers Aggregate Bond Index4    8.44%    6.97%

1 The existing shares of the GVIT Balanced Fund were designated Class I shares as of May 1, 2001.

2 -The GVIT Balanced Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) when the GVIT Balanced Fund's previous subadviser managed the GVIT Balanced Fund.

3 -These returns are based on the performance of the Class I shares of the GVIT Balanced Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

4 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely-held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not include expenses. If these Indices included expenses, their returns would be lower. The GVIT Balanced Fund contains both equity and fixed-income securities in its portfolio. As a result, the Fund's performance should be compared to both indices together rather than to any one index individually.


                                       85


                            GVIT GOVERNMENT BOND FUND
                      Annual Total Returns-Class I Shares:1


1992   7.90%
1993   9.50%
1994  -3.20%
1995  18.70%
1996   3.50%
1997   9.70%
1998   8.90%
1999  -2.40%
2000  12.50%
2001   7.30%


Best  Quarter:       6.7%  2nd  Qtr.  of  1995
Worst  Quarter:     -2.8%  1st  Qtr.  of  1994

              Average Annual Total Returns As Of December 31, 2001:



                                            1 YEAR   5 YEARS   10 YEARS
Class I shares1. . . . . . . . . . . . . .  7.25%    7.08%     7.06%
Class II shares2 . . . . . . . . . . . . .  6.97%    6.80%     6.78%
Class III shares2. . . . . . . . . . . . .  7.25%    7.08%     7.06%
Class IV shares2 . . . . . . . . . . . . .  7.25%    7.08%     7.06%
The Merrill Lynch Government Master Index3  7.18%    7.40%     7.15%

1 The existing shares of the GVIT Government Bond Fund were designated Class I shares as of May 1, 2001.

2 -These returns are based on the performance of the Class I shares of the GVIT Government Bond Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

3 -The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.


                                       86


                                GVIT MID CAP FUND
                      Annual Total Returns-Class I Shares:1


1998  14.60%
1999  84.80%
2000  -15.40%
2001  -30.30%


Best  Quarter:       42.4%  -  4th  Qtr.  of  1999
Worst  Quarter:     -33.5%  -  3rd  Qtr.  of  2001

              Average Annual Total Returns As Of December 31, 2001:



                           1 YEAR   SINCE INCEPTION2
Class I shares1 . . . . .  -30.31%    6.04%
Class III shares3 . . . .  -30.31%    6.04%
Class IV shares3. . . . .  -30.31%    6.04%
The Russell Midcap Index4  -20.15%    6.23%

1 The existing shares of the GVIT Mid Cap Fund were designated Class I shares as of May 1, 2001.

2    The  GVIT  Mid  Cap  Fund  commenced  operations  on  October  31,  1997.

3 -These returns are based on the performance of the Class I shares of the GVIT Mid Cap Fund which was achieved through December 31, 2001, prior to the creation of Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

4 -The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 25% of the total market capitalization of the Russell 1000 Index. The GVIT Mid Cap Fund is changing the index to which it is compared to the Russell Midcap Index because this index more accurately reflects trends in market capitalizations resulting from appreciation and depreciation of the market. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.


                                       87


                             GVIT MONEY MARKET FUND
                      Annual Total Returns-Class I Shares:1


1992  3.40%
1993  2.80%
1994  3.90%
1995  5.70%
1996  5.10%
1997  5.30%
1998  5.30%
1999  4.80%
2000  6.00%
2001  3.60%


Best  Quarter:      1.6%  -  4th  Qtr.  of  2000
Worst  Quarter:     0.5%  -  4th  Qtr.  of  2001

              Average Annual Total Returns As Of December 31, 2001:


                  1 YEAR   5 YEARS   10 YEARS
Class I shares1.  3.60%    5.00%     4.58%
Class IV shares2  3.60%    5.00%     4.58%
Class V shares2.  3.60%    5.00%     4.58%

1 The existing shares of the GVIT Money Market Fund were designated Class I shares as of May 1, 2001.

2 -These returns are based on the performance of the Class I shares of the GVIT Money Market Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares or Class V shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV or Class V shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class IV and Class V shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class IV shares have similar expenses before any fee waivers or reimbursements. For Class V shares, the annual returns would differ from those of Class I shares only to the extent that Class V shares have lower expenses.

FINANCIAL  HIGHLIGHTS

     For certain financial highlights for each GVIT Acquiring Fund (other than the GVIT Equity 500 and GVIT International Value Funds), please see Exhibit C to this Prospectus/Proxy Statement. The information should be read in conjunction with the financial statements and notes contained in each GVIT Acquiring Fund's Annual Report and Semi-Annual Report to Shareholders, which are available upon request.

ADDITIONAL  INFORMATION  --  GVIT  ACQUIRING  FUNDS

     Additional information about each GVIT Acquiring Fund is included in the GVIT SAI and the Statement of Additional Information dated December 20, 2002
(relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge by contacting GVIT at (888) 366-0404 or by writing GVIT at 1200 River Road, Conshohocken, PA 19428, Attention: Preferred Services. GVIT and the GVIT Acquiring Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act. In accordance with the 1934 and 1940 Acts, GVIT and the GVIT Acquiring Funds file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by GVIT and the GVIT Acquiring Funds can be obtained by calling or writing GVIT, and can also be inspected and copied (upon payment of any applicable fees) by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Room, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding GVIT and the GVIT Acquiring Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.


                                       88


     This Prospectus/Proxy Statement, which is part of GVIT's Registration Statement on Form N-14 as with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained elsewhere in the registration statement. Please see the registration statement on Form N-14 and to the exhibits thereto for further information with respect to GVIT and the GVIT Acquiring Funds and the shares offered hereby. Statements in this Prospectus/Proxy Statement concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document which has been filed with the SEC.

ADDITIONAL  INFORMATION  --  MARKET  STREET  PORTFOLIOS

     Information about the Market Street Portfolios is contained in the Market Street Portfolios' current Prospectus, Annual Report to Shareholders, Semi-Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated December 20, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectus, Annual Report, Semi-Annual Report, and Statement of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from Market Street by calling (800) 688-5177, or by writing Market Street at c/o NLICA, 300 Continental Drive, Newark, Delaware
19713. Market Street and the Market Street Portfolios are subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by Market Street and the Market Street Portfolios can be obtained by calling or writing Market Street and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding Market Street, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                    PROPOSAL 2: APPROVAL OF A NEW INVESTMENT
                      ADVISORY AGREEMENT WITH GARTMORE-U.S.

INTRODUCTION

     At the Meeting, you also will be asked to approve the New Advisory Agreement for your Market Street Portfolio(s). A copy of the New Advisory Agreement is attached to this Prospectus/Proxy Statement as Exhibit D. As a result of the Acquisition, certain key personnel unexpectedly left MSIM, Market Street's former investment adviser, and MSIM and NLICA were further advised that certain additional key personnel would leave MSIM shortly thereafter. As a result, the Board of Market Street terminated the then current advisory agreement with MSIM (the "MSIM Agreement") and approved an interim investment advisory agreement with Gartmore-U.S. with terms substantially similar to the MSIM Agreement. As discussed below, since the termination of the MSIM Agreement on October 1, 2002, Gartmore-U.S. has been providing investment advisory services to the Market Street Portfolios under the terms of the Interim Advisory Agreement.

INTERIM  ADVISORY  AGREEMENT

     To assure the continued supervision of the investments of the Market Street Portfolios after the Acquisition and the termination of the MSIM Agreement, the Board (including a majority of the Independent Trustees) of Market Street approved the Interim Advisory Agreement for each Market Street Portfolio pursuant to Rule 15a-4 under the 1940 Act at an in-person meeting of the Board of Trustees of Market Street held on September 20, 2002. As required by Rule 15a-4 and consistent with earlier representations made by NFS to the Market Street Board with respect to the Acquisition, the terms and conditions of the Interim Advisory Agreement are identical in all material respects to the MSIM Agreement, including the rate of investment advisory fee, except for the Interim Advisory Agreement's dates of effectiveness and termination and escrow provisions and other terms permitted by Rule 15a-4.


                                       89


     The Interim Advisory Agreement became effective on October 1, 2002, (the "Interim Advisory Agreement Effective Date") and will terminate the earlier of 150 days from the Interim Advisory Agreement Effective Date or upon shareholder approval of a new investment advisory agreement. The Interim Advisory Agreement also provides that the Board of Market Street or, as to a particular Market Street Portfolio, a majority of that Market Street Portfolio's "outstanding voting securities," as that term is defined in the 1940 Act, may terminate the Interim Advisory Agreement on 10 calendar days' written notice to Gartmore-U.S. The Interim Advisory Agreement terminates in the event of an "assignment," as that term is defined in the 1940 Act.

     Pursuant to the terms of the Interim Advisory Agreement, the maximum amount of compensation payable to Gartmore-U.S. during this interim period is no greater than that which would have been payable to MSIM under the MSIM Agreement. Please see "Further Information About Operations" above for information regarding the investment advisory fees paid by the Market Street Portfolios. For information regarding the investment advisory fees paid by the Market Street Portfolios to MSIM for the fiscal year ended December 31, 2001, please see "INVESTMENT ADVISORY AND OTHER SERVICES" in the Market Street Portfolio's Statement of Additional Information which is incorporated herein by reference.

     In accordance with the provisions of Rule 15a-4, the compensation to be paid to Gartmore-U.S. under the Interim Advisory Agreement is currently being held in an interest-bearing escrow account with Fifth Third Bank, the custodian bank for each of GVIT and Market Street. Any costs of maintaining such escrow account has been borne by Gartmore-U.S. The Interim Advisory Agreement also provides that, if the shareholders of a Market Street Portfolio approve a new investment advisory agreement with Gartmore-U.S. no later than 150 days from the Interim Advisory Agreement Effective Date, Gartmore-U.S. is entitled to the compensation held in the interest-bearing escrow account (including interest earned) with respect to that Portfolio. If the shareholders of a Market Street Portfolio do not approve a new investment advisory agreement with Gartmore-U.S. within that time period, the Interim Advisory Agreement provides that Gartmore-U.S. is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by Gartmore-U.S. in performing its duties under the Interim Advisory Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account). Such amount will be released to Gartmore-U.S. from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the relevant Market Street Portfolio.

NEW  ADVISORY  AGREEMENT

     At the September 20, 2002 Board meeting, the Board of Market Street also approved a New Advisory Agreement with Gartmore-U.S. The New Advisory Agreement is identical in all material respects to the Interim Advisory Agreement, including the rate of investment advisory fee, except for the New Advisory Agreement's effective and termination dates and the provisions regarding the escrow of fees. Specifically, the New Advisory Agreement provides that the Agreement will become effective, as to a Market Street Portfolio, on the date the shareholders of that Market Street Portfolio approve the New Advisory Agreement. If shareholders of a Market Street Portfolio approve the New Advisory Agreement, it will remain in effect as to that Market Street Portfolio until the earlier of two years from the date of its execution (unless earlier terminated), or until the Closing of the Reorganization (currently anticipated to occur on or about April 28, 2003), unless otherwise terminated.

     As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Advisory Agreement is necessary in order for Gartmore-U.S. to receive the escrowed investment advisory fees. The rate of investment advisory fee under each of the Interim Advisory Agreement and New Advisory Agreement is identical to the rate of advisory fee under the MSIM Agreement. As to each Market Street Portfolio, approval of the New Advisory Agreement would also permit Gartmore-U.S. to continue to serve as investment adviser until consummation of the Reorganization of that Portfolio.

     If shareholders of a particular Market Street Portfolio do not approve the New Advisory Agreement, the Board of Trustees of Market Street will take appropriate action with respect to that Portfolio's investment advisory arrangements.

BOARD  CONSIDERATIONS

     In determining whether to approve the Interim Advisory Agreement and New Advisory Agreement with Gartmore-U.S., the Board, including a majority of the Independent Trustees, of Market Street, determined that the scope and quality of services to be provided under both the Interim Advisory Agreement and the New Advisory Agreement were at least equivalent to those provided under the MSIM Agreement. In addition, the Board considered the changes in personnel at MSIM as a result of the Acquisition, the desire to continue the Market Street Portfolios' investment program without substantial disruption and the factors relating to the proposed Reorganization as described above.


                                       90


     The Board also considered the fact that there were no material differences between the terms and conditions of the Interim Advisory Agreement, the New Advisory Agreement and the MSIM Agreement, other than the party to the contract, the dates of effectiveness, and termination provisions and, with respect to the Interim Advisory Agreement, the escrow provisions and other terms required by Rule 15a-4. In particular, the Board considered the advisory fee structure of the GVIT Acquiring Funds, including, among other factors, the single rate advisory fee for the GVIT Small Company Fund and the GVIT Equity Index Fund in light of such circumstances as the current portfolio asset levels and the potential for Gartmore-U.S. to implement breakpoints as net assets increased. With respect to the GVIT Equity Index Fund, the Board also considered the existing single rate fee for the corresponding MS Equity 500 Index Portfolio. The Board of Market Street also considered both the Interim Advisory Agreement and New Advisory Agreement in and of themselves and as part of the Board's overall approval of the Plan. The Board considered, among other things, the factors set forth above under "INFORMATION ABOUT THE REORGANIZATION - CONSIDERATIONS BY THE BOARD OF MARKET STREET."

     Based upon the considerations set forth above, the Trustees of Market Street have determined that the New Advisory Agreement is in the best interest of each Market Street Portfolio and its shareholders. The Board believes that the Market Street Portfolios will receive investment advisory services under the New Advisory Agreement equivalent to those that the Market Street Portfolios received under the MSIM Agreement, and at the same fee and expense levels.

COMPARISON  OF  THE  MSIM  AGREEMENT  AND  NEW  ADVISORY  AGREEMENT

ADVISORY  SERVICES

     The  advisory  services  to  be  provided  by  Gartmore-U.S.  under the New
Advisory Agreement are identical to those provided by MSIM under the MSIM Agreement. Under the MSIM Agreement, MSIM was to provide a continuous investment program for each of the Market Street Portfolios, including investment research and management with respect to all securities and investments and cash equivalents in the Portfolios, subject to the supervision of the Board of Market Street. Under the MSIM Agreement, MSIM was to determine from time to time what securities and other investments were to be purchased, retained, or sold with respect to Market Street Portfolios and was to implement such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as MSIM may have selected. MSIM was to provide the services under the MSIM Agreement in accordance with each Market Street Portfolio's investment objectives, policies, and restrictions, as stated in the current prospectus of the Market Street Portfolios and resolutions of the Board of Market Street. Gartmore-U.S. has the same obligations and duties under the New Advisory Agreement.

     Under both the MSIM Agreement and New Advisory Agreement, the adviser is to maintain all books and records with respect to the securities transactions of the Market Street Portfolios and is to furnish the Board such periodic and special reports as the Board may request.

SUBADVISERS

     Both the MSIM Agreement and the New Advisory Agreement provide that the adviser may from time to time employ or associate with itself such person or persons as the adviser believes to be fitted to assist the adviser in the performance of the Agreement (each a "subadviser"); provided, however, that the compensation of such persons or persons shall be paid by the adviser and that the adviser shall be as fully responsible to Market Street for the acts and omissions of any such person as the adviser is for its own acts and omissions; and provided further, that the retention of any subadviser shall be approved as may be required by the 1940 Act. In the event that any subadviser is terminated, the adviser may provide investment advisory services pursuant to the relevant Agreement to the Market Street Portfolios without further shareholder approval.

FEES

     The rate of investment advisory fees payable under the New Advisory Agreement by each Market Street Portfolio is equal to the rate for such Portfolio payable under the MSIM Agreement. See "INFORMATION ABOUT THE GVIT ACQUIRING FUNDS AND THE MARKET STREET PORTFOLIOS - FURTHER INFORMATION ABOUT OPERATIONS" in Proposal 1 for a recital of those fees.


                                       91


PAYMENT  OF  EXPENSES

     Under both the MSIM Agreement and the New Advisory Agreement, the investment adviser is to pay all expenses incurred by it in connection with its activities under the relevant agreement, other than the cost of securities (including brokerage commissions, if any) purchased or sold for the Market Street Portfolios.

BROKERAGE

     Under the MSIM Agreement, the investment adviser agrees to place orders pursuant to its investment determinations for the Market Street Portfolios either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the investment adviser is to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, the investment adviser is required to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, the investment adviser is permitted, in its discretion and to the extent permitted by law, to purchase and sell portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to or for the benefit of the Market Street Portfolios and/or other accounts over which the investment adviser exercises investment discretion. Subject to the review of the Board of Trustees from time to time with respect to the extent and continuation of the policy, the investment adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for effecting a securities transaction for any of the Market Street Portfolios that was in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the investment adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the investment adviser with respect to the accounts as to which it exercised investment discretion.

     In placing orders with brokers and dealers, consistent with applicable laws, rules and regulations, the investment adviser is permitted to consider the sale of shares of the Market Street Portfolios. Except as otherwise permitted by applicable laws, rules and regulations, in no instance were portfolio securities to be purchased from or sold to the investment adviser or any other affiliated person of the Market Street Portfolios or the investment adviser. In executing portfolio transactions for any Market Street Portfolio, the investment adviser is permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, to aggregate the securities to be sold or purchased with those of other Market Street Portfolios and its other clients where such aggregation was not inconsistent with the policies set forth in the Market Street's registration statement. In such event, the investment adviser is to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Market Street Portfolios and such other clients.

     The  new  advisory  agreement  contains  identical  provisions.

     During the most recently completed fiscal year, brokerage transactions for certain of the Market Street Portfolios were executed through broker-dealers that were affiliated with the subadviser to the respective Market Street Portfolio. The amount of brokerage commission paid to such broker-dealers and the percentage of the relevant Market Street Portfolio's aggregate commissions paid to any such broker-dealer can be found in the "Portfolio Transactions and Brokerage Allocation" section of Market Street SAI.

LIMITATION  OF  LIABILITY

     The MSIM Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Market Street Portfolios in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

The  New  Advisory  Agreement  contains  an  identical  provision.


                                       92


CONTINUANCE

     If shareholders of a particular Market Street Portfolio approve the New Advisory Agreement, it will continue until two years from the date of its execution, unless earlier terminated. The New Advisory Agreement may be continued from year to year thereafter as to a particular Market Street Portfolio by a majority vote of the Board of Market Street, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of that Portfolio. The New Advisory Agreement provides that, with respect to a particular Market Street Portfolio, it will immediately terminate upon consummation of the Reorganization of that Market Street Portfolio.

TERMINATION

     The  MSIM  Agreement  provided that it may be terminated as to a particular
Market Street Portfolio at any time on 60 days' written notice to the other party, without the payment of any penalty, by Market Street (by vote of the Board of Market Street or by vote of a majority of the outstanding voting securities of such Market Street Portfolio) or by MSIM. The MSIM Agreement also provided that it would immediately terminate in the event of its assignment.

     The New Advisory Agreement contains identical termination provisions and, in addition, provides that, as to a particular Market Street Portfolio, it will immediately terminate upon consummation of the Reorganization of that Market Street Portfolio.

     The MSIM Agreement was effective January 26, 2001, and continuance of the MSIM Agreement was most recently approved unanimously by the Trustees, including a majority of the Independent Trustees, with respect to each Market Street Portfolio, on November 3, 2000. The MSIM Agreement was approved by shareholders of each of the Market Street Portfolios on January 12, 2001.

ADDITIONAL  INFORMATION  ABOUT  GARTMORE-U.S.

     Gartmore-U.S. was organized in 1999 and manages mutual funds. As of July 31, 2002, Gartmore-U.S. and its affiliates had approximately $29.3 billion in assets under management, of which $14 billion was managed by Gartmore-U.S. In addition to the GVIT Acquiring Funds, Gartmore-U.S. currently serves as investment adviser to 13 other series of investment companies that have investment objectives and strategies similar to those of the Market Street Portfolios (as indicated below). The net assets and investment advisory fees as of June 30, 2002, for the 13 other investment companies are set forth in the following table:




FUND                                 NET ASSETS               ADVISORY FEES*              EXPENSE LIMITS
---------------------------------------------------------------------------------------------------------
Gartmore Total Return Fund1        $1,773,395,654  0.60% up to $250 million
                                                   0.575% on the next $750 million
                                                   0.55% on the next $1.0 billion
                                                   0.525% on the next $3.0 billion
                                                   0.50% on $5.0 billion and more
---------------------------------------------------------------------------------------------------------
Gartmore Growth Fund2              $  331,264,541  0.60% up to $250 million
                                                   0.575% on the next $750 million
                                                   0.55% on the next $1.0 billion
                                                   0.525% on the next $3.0 billion
                                                   0.50% on $5.0 billion and more
---------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund2  $   38,908,615  0.80% up to $150 million                         1.05%
                                                   0.70% $150 million and more
---------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund3     $   28,764,483  0.75% up to $100 million                         1.00%
                                                   0.70% on $100 million and more
---------------------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund8   $   21,725,357  1.03% up to $250 million                         1.20%
                                                   1.00% $250 million up to $1.0 billion
                                                   0.97% $1.0 billion up to $2.0 billion
                                                   0.94% $2.0 billion up to $5.0 billion
                                                   0.91% $5.0 billion and more
---------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund4        $  121,024,617  1.10% of average daily net assets       1.30% Class I
                                                                                          1.55% Class II


                                       93





FUND                                   NET ASSETS                ADVISORY FEES*                       EXPENSE LIMITS
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund5   $   29,542,701  0.70% up to $250 million                                           1.00%
                                                     0.675% $250 million up to $1.0 billion
                                                     0.65% $1.0 billion up to $2.0 billion
                                                     0.625% $2.0 billion up to $5.0 billion
                                                     0.60% $5.0 billion and more
-----------------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund4,5         $   30,996,298  0.95% up to $100 million                                           1.20%
                                                     0.80% $100 million and more
-----------------------------------------------------------------------------------------------------------------------------
NorthPointe Small Cap Value Fund5    $   35,504,924  0.85% of net assets                                                1.00%
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund6                  $  137,702,912  0.50% up to $250 million                                           0.79%
                                                     0.475% $250 million up to $1.0 billion
                                                     0.45% $1.0 billion up to $2.0 billion
                                                     0.425% $2.0 billion up to $5.0 billion
                                                     0.40% $5.0 billion and more
-----------------------------------------------------------------------------------------------------------------------------
Nationwide S & P 500 Index Fund7     $  503,402,258  0.13% up to $1.5 billion                 0.63% for Class A shares
                                                     0.12% $1.5 billion up to $3.0 billion    1.23% for Class B shares
                                                     0.11% $3.0 billion and more              1.23% for Class C shares
                                                                                              0.48% for Institutional Service
                                                                                              Class shares
                                                                                              0.63% for Service Class shares
                                                                                              0.23% for Institutional Class
                                                                                              shares
                                                                                              0.35% for Local Fund shares
-----------------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund9          $1,724,768,889  0.40% up to $1.0 billion                 0.75% for Service Class Shares
                                                     0.38% $1.0 billion up to $2.0 billion    0.59% for Institutional Class
                                                                                              Shares
                                                     0.36% $2.0 billion up to $5.0 billion    0.59% for Prime Class shares,
                                                     0.34% $5.0 billion and more              excluding Rule 12b-1 and
                                                                                              administrative service plan fees
-----------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II9  $   64,876,619  0.50% on assets up to $1 billion                                   1.30%
                                                     0.48% on assets of $1 billion and more
                                                     but less than $2 billion
                                                     0.46% on assets of $2 billion and more
                                                     but less then $5 billion
                                                     0.44% for assets of $5 billion and more


*    Calculated  as an annual percentage of the fund's average daily net assets.

1 This fund has investment objectives and strategies which are similar to the MS Broad Equity Portfolio.

2 These funds have investment objectives and strategies which are similar to the MS Large Cap Growth Portfolio.

3 This fund has investment objectives and strategies which are similar to the MS Large Cap Value Portfolio.

4 These funds have investment objectives and strategies which are similar to the MS Small Cap Growth Portfolio.

5 These funds have investment objectives and strategies which are similar to the MS Small Cap Value Portfolio.

6 This fund has investment objectives and strategies which are similar to the MS Bond Portfolio.

7 This fund has investment objectives and strategies which are similar to the MS Equity 500 Index Portfolio.

8 This fund has investment objectives and strategies which are similar to the MS Mid Cap Growth Portfolio.

9 These funds have investment objectives and strategies which are similar to the MS Money Market Portfolio.

     In addition, Gartmore Investor Services, Inc. ("GISI"), a wholly-owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for the Market Street Portfolios. Both GISI and GSA are located at 1200 River Road, Conshohocken, Pennsylvania 19428. No fees were paid to GISI by Market Street during the fiscal year ended December 31, 2001, because the transfer agency agreement became effective on October 1, 2002.

     The following table sets forth the name, address and principal occupation of the principal executive officer of Gartmore-U.S. and the Directors of Gartmore Global Investments, Inc., Gartmore-U.S.'s managing unit holder. The address for the principal executive officer is 1200 River Road, Conshohocken, Pennsylvania 19428. Each Director of Gartmore Global Investments, Inc. is located at One Nationwide Plaza, Columbus, Ohio 43215.


                                       94





NAME                         TITLE                                           PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------------------------------------------------------
PAUL JAMES HONDROS  President and Chief       Director, President and Chief Executive Officer of Gartmore Distribution Services,
                    Executive Officer of      Inc., Gartmore Investor Services, Inc., Gartmore Morley Financial Services, Inc.,
                    Gartmore U.S.             Gartmore Global Investments, Inc., and NorthPointe Capital, LLC. President and
                                              Chief Executive Officer of Gartmore Global Asset Management Trust, Gartmore-U.S.,
                                              and GSA. Director and Chairman of GVIT and Gartmore Mutual Funds.
--------------------------------------------------------------------------------------------------------------------------------
JOSEPH J. GASPER    Director, Gartmore        Director, President and Chief Operating Officer of Nationwide Life Insurance
                    Global Investments, Inc.  Company, Nationwide Life and Annuity Insurance Company, and NFS. Director
                                              and Chairman of the Board of Nationwide Investment Services Corp. Director and
                                              Vice Chairman of NorthPointe Capital, LLC and Gartmore Global Investments, Inc.
                                              Director of Leben Dierkt Insurance Company. Trustee of GVIT and Gartmore Mutual
                                              Funds.
--------------------------------------------------------------------------------------------------------------------------------
DONNA A. JAMES      Director, Gartmore        Director and Executive Vice President of Gartmore Global Investments, Inc.
                    Global Investments, Inc.  Executive Vice President and Chief Administrative Officer of Nationwide Mutual
                                              Insurance Company and NFS.
--------------------------------------------------------------------------------------------------------------------------------
W.G. JURGENSEN      Director, Gartmore        Chief Executive Officer and Director of Nationwide Mutual Insurance Company, NFS,
                    Global Investments, Inc.  Cal Farm Insurance Company, Farmland Mutual Insurance Company, Nationwide
                                              Mutual Fire Insurance Company and Nationwide Property and Casualty Insurance
                                              Company. Chairman and Chief Executive Officer Nationwide General Insurance
                                              Company, Nationwide Indemnity Company, Gartmore Global Investments, Inc. and|
                                              Nationwide Investment Services Corporation. Chairman of NorthPointe Capital, LLC
                                              and Nationwide Securities, Inc.
--------------------------------------------------------------------------------------------------------------------------------
GALEN BARNES        Director, Gartmore        Director of Scottsdale Insurance Company and Gartmore Global Investments, Inc.
                    Global Investments, Inc.  Director and Chairman of the Board of ALLIED Property and Casualty Insurance
                                              Company.
                                              President and Chief Executive Officer of Nationwide Mutual Insurance
                                              Company, Nationwide Mutual Fire Insurance Company and Nationwide Property and
                                              Casualty Insurance Company. Executive Vice President of NFS, Nationwide Life
                                              Insurance Company and Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL C. KELLER   Director, Gartmore        Director and Executive Vice President-Chief Information Officer of Nationwide
                    Global Investments, Inc.  Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and NFS.


                               VOTING INFORMATION

GENERAL

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of Market Street of proxies for use at the Meeting to be held on February 21, 2003 at 9:00 a.m., Eastern time at the principal offices of Market Street, 1000 Chesterbrook Boulevard, Berwyn,
Pennsylvania 19312-1181, and at any adjournments thereof. The costs of solicitation will be paid by Gartmore-U.S., NFS and GGI. GGI is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

     NLICA, NLACA, NLIC, and certain separate accounts supporting variable life insurance policies and variable annuity contracts issued by NLICA, NLACA, and NLIC, respectively, are the only shareholders of the Market Street Portfolios. However, each of NLICA, NLACA, and NLIC hereby solicits and agrees to vote the shares of the applicable Market Street Portfolios at the Meeting in accordance with timely instructions received from owners of variable contracts having contract values allocated to separate accounts invested in these shares as of the record date. All properly executed Voting Instruction Forms must be received by Mellon Investor Services, Inc. by 5:00 p.m., Eastern time, on February 20, 2003. Please place all properly executed Voting Instruction Forms in the enclosed self addressed envelope. Each variable contract owner has the right to instruct NLICA, NLACA, or NLIC, as applicable, as to the number of shares (and fractional shares) that, when added together, have an aggregate value on the record date equal to the value on the record date under that owner's contract allocated to each separate account holding shares.


                                       95


     The number of shares of beneficial interest in a Market Street Portfolio for which an owner may give voting instructions is equal to the number of shares, or fraction of shares, held in the account attributable to the variable contract owner as of the record date. NLICA, NLACA, or NLIC will vote any shares it owns and shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. In certain circumstances, NLICA, NLACA, and NLIC have the right to disregard voting instructions from certain owners; however, NLICA, NLACA, and NLIC do not believe that these circumstances exist with respect to the matters currently before shareholders. Owners may revoke previously submitted voting instructions given to NLICA, NLACA, or NLIC, as applicable, at any time prior to the Meeting by notifying NLICA, NLACA, or NLIC, as applicable, or the Secretary of Market Street, in writing.

     Each share of a Market Street Portfolio is entitled to vote on the basis of one vote per dollar of the net asset value of each share. Any fractional share of the Market Street Portfolio shall have proportionately the same voting rights as a whole share. Approval of each Proposal with respect to a Market Street Portfolio requires the affirmative vote of the lesser of (1) 67% or more of the votes attributable to the shares present at the Meeting, if the holders of more than 50% of the votes attributable to the shares entitled to be cast for that Market Street Portfolio are present in person or by proxy, or (2) more than 50% of the votes attributable to the shares entitled to be cast. The presence in person or by proxy of the holders of record of shares issued and outstanding and entitled to vote representing more than 40% of the votes attributable to the shares entitled to be cast constitutes a quorum. Whether or not a quorum is present, a majority of the votes properly cast upon the question of adjournment may adjourn the Meeting for a period of not more than nine months if necessary to obtain additional instructions from contract owners.

     Shareholders of the GVIT Acquiring Funds are not required to approve the Reorganization or the New Advisory Agreement.

APPRAISAL  RIGHTS

     Shareholders of the Market Street Portfolios are not entitled to any "dissenters' rights" under Market Street's Declaration of Trust or under the laws of the State of Delaware in connection with the Reorganization. Shareholders do, however, have the right to redeem their Market Street Portfolio shares at net asset value until the business day immediately preceding the Closing Date. Thereafter, shareholders may redeem from GVIT at net asset value the GVIT Acquiring Fund shares acquired by them in the Reorganization. In addition, variable contract holders may transfer their contractual interests in a Market Street Portfolio to another investment option within their variable contract as provided for under the terms of that contract, and for a one month period prior to, and following, the date of the Reorganization, such transfers may be made without counting them toward the maximum number of free transfers permitted under their variable contract.

RECORD  DATE

     The Board of Market Street has fixed the close of business on December 2, 2002, as the record date for the determination of shareholders entitled to vote at the Meeting. All shares for which NLICA, NLACA, or NLIC, as applicable, timely receives properly executed voting instructions, and which are not subsequently revoked prior to the Meeting, will be voted at the Meeting in accordance with these instructions. The number of shares in the Market Street
Portfolios  outstanding  as  of  the  record  date  was:



MARKET STREET PORTFOLIO             OUTSTANDING SHARES
----------------------------------  ------------------
All Pro Broad Equity Portfolio          14,603,320.066
All Pro Large Cap Growth Portfolio       4,403,151.010
All Pro Large Cap Value Portfolio        4,592,762.414
All Pro Small Cap Growth Portfolio       4,302,900.738
All Pro Small Cap Value Portfolio        4,781,679.838
Equity 500 Index Portfolio              37,882,960.533
International Portfolio                  6,039,060.901
Mid Cap Growth Portfolio                 4,600,251.003
Balanced Portfolio                       4,695,709.679
Bond Portfolio                           5,902,021.745
Money Market Portfolio                 139,376,182.770


                                       96


     As of December 2, 2002, to the best knowledge of Market Street and NLICA, NLACA and NLIC, the following were the only persons who had or shared voting or investment power over more than 5% of the outstanding shares of any Market Street Portfolios:




NAME AND ADDRESS OF SHAREHOLDERS               AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER
--------------------------------------------  ---------------------------------------------------
MS Broad Equity Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     12,472,145.13 shares of MS Broad Equity Portfolio
P.O. Box 1717                                 representing 85.41% of the MS Broad Equity
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,578,285.547 shares of MS Broad Equity Portfolio
P.O. Box 1717                                 representing 10.81% of the MS Broad Equity
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

MS Large Cap Growth Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     2,814,250.368 shares of MS Large Cap Growth
P.O. Box 1717                                 Portfolio representing 63.91% of the MS Large Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Life Separate Account     308,447.086 shares of MS Large Cap Growth
P.O. Box 1717                                 Portfolio representing 7.01% of the MS Large Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,154,229.895 shares of MS Large Cap Growth
P.O. Box 1717                                 Portfolio representing 26.21% of the MS Large Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1

MS Large Cap Value Portfolio

Nationwide Life Insurance                     Voting and investment power over 1,007,029.404
Company of America                            shares of MS Large Cap Value Portfolio representing
P.O. Box 1717                                 21.93% of the MS Large Cap Value Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     1,925,404.305 shares of MS Large Cap Value
P.O. Box 1717                                 Portfolio representing 41.92% of the MS Large Cap
Valley Forge, PA  19482-1717                  Value Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Life Separate Account     320,897.327 shares of MS Large Cap Value Portfolio
P.O. Box 1717                                 representing 6.99% of the MS Large Cap Value
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,215,916.692 shares of MS Large Cap Value
P.O. Box 1717                                 Portfolio representing 26.47% of the MS Large Cap
Valley Forge, PA  19482-1717                  Value Portfolio's outstanding shares.1



                                       97





NAME AND ADDRESS OF SHAREHOLDERS               AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER
--------------------------------------------  ---------------------------------------------------
MS Small Cap Growth Portfolio

Nationwide Life Insurance Company             Voting and investment power over 231,851.509
of America                                    shares of MS Small Cap Growth Portfolio
P.O. Box 1717                                 representing 5.39% of the MS Small Cap Growth
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     2,571,438.08 shares of MS Small Cap Growth
P.O. Box 1717                                 Portfolio representing 59.76% of the MS Small Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,163,162.233 shares of MS Small Cap Growth
P.O. Box 1717                                 Portfolio representing 27.03% of the MS Small Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1

MS Small Cap Value Portfolio

Nationwide Life Insurance Company             Voting and investment power over 425,226.757
of America                                    shares of MS Small Cap Value Portfolio representing
P.O. Box 1717                                 8.89% of the MS Small Cap Value Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     2,688,856.437 shares of MS Small Cap Value
P.O. Box 1717                                 Portfolio representing 56.23% of the MS Small Cap
Valley Forge, PA  19482-1717                  Value Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Life Separate Account     315,879.383 shares of MS Small Cap Value Portfolio
P.O. Box 1717                                 representing 6.61% of the MS Small Cap Value
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,223,880.735 shares of MS Small Cap Value
P.O. Box 1717                                 Portfolio representing 25.60% of the MS Small Cap
Valley Forge, PA  19482-1717                  Value Portfolio's outstanding shares.1

MS Balanced Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     2,681,716.348 shares of MS Balanced Portfolio
P.O. Box 1717                                 representing 57.11% of the MS Balanced Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  909,546.482 shares of MS Balanced Portfolio
P.O. Box 1717                                 representing 19.37% of the MS Balanced Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.1

Nationwide Life Insurance Company             Shared voting and investment power over
of Vermont Variable Annuity Separate Account  742,679.833 shares of MS Balanced Portfolio
1 National Drive                              representing 15.82% of the MS Balanced Portfolio's
Montpelier, VT  05604-0000                    outstanding shares.1


98





NAME AND ADDRESS OF SHAREHOLDERS                AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER
--------------------------------------------  ----------------------------------------------------
MS Bond Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     2,105,702.992 shares of MS Bond Portfolio
P.O. Box 1717                                 representing 35.68% of the MS Bond Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,759,196.499 shares of MS Bond Portfolio
P.O. Box 1717                                 representing 29.81% of the MS Bond Portfolio's
Valley Forge, PA  19482-1717                  outstanding shares.1

Nationwide Life Insurance Company             Shared voting and investment power over
of Vermont Variable Annuity Separate Account  1,360,121.094 shares of MS Bond Portfolio
1 National Drive                              representing 23.05% of the MS Bond Portfolio's
Montpelier, VT  05604-0000                    outstanding shares.1

MS Equity 500 Index Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     23,934,854.42 shares of MS Equity 500 Index
P.O. Box 1717                                 Portfolio representing 63.18% of the MS Equity 500
Valley Forge, PA  19482-1717                  Index Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Life Separate Account     3,115,825.36 shares of MS Equity 500 Index Portfolio
P.O. Box 1717                                 representing 8.22% of the MS Equity 500 Index
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  9,594,882.558 shares of MS Equity 500 Index
P.O. Box 1717                                 Portfolio representing 25.33% of the MS Equity 500
Valley Forge, PA  19482-1717                  Index Portfolio's outstanding shares.1

MS International Portfolio

Nationwide Life Insurance Company             Shared voting and investment power over
of America Variable Life Separate Account     4,412,355.667 shares of MS International Portfolio
P.O. Box 1717                                 representing 73.06% of the MS International
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Life Separate Account     309,675.884 shares of MS International Portfolio
P.O. Box 1717                                 representing 5.13% of the MS International
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

Nationwide Life and Annuity Company           Shared voting and investment power over
of America Variable Annuity Separate Account  1,172,356.715 shares of MS International Portfolio
P.O. Box 1717                                 representing 19.41% of the MS International
Valley Forge, PA  19482-1717                  Portfolio's outstanding shares.1

MS Mid Cap Growth Portfolio

Nationwide Life Insurance Company of          Shared voting and investment power over
America Variable Life Separate Account        3,287,166.895 shares of MS Mid Cap Growth
P.O. Box 1717                                 Portfolio representing 71.46% of the MS Mid Cap
Valley Forge, PA  19482-1717                  Growth Portfolio's outstanding shares.1


99




NAME AND ADDRESS OF SHAREHOLDERS               AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER
---------------------------------------------  -------------------------------------------------
MS Bond Portfolio (continued)

Nationwide Life and Annuity Company            Shared voting and investment power over
of America Variable Annuity Separate Account   964,019.607 shares of MS Mid Cap Growth Portfolio
P.O. Box 1717                                  representing 20.96% of the MS Mid Cap Growth
Valley Forge, PA  19482-1717                   Portfolio's outstanding shares.1

MS Money Market Portfolio

Nationwide Life Insurance Company              Shared voting and investment power over
of America Variable Life Separate Account      63,260,734.48 shares of MS Money Market Portfolio
P.O. Box 1717                                  representing 45.39% of the MS Money Market
Valley Forge, PA  19482-1717                   Portfolio's outstanding shares.1

Nationwide Life and Annuity Company            Shared voting and investment power over
of America Variable Annuity Separate Account   61,742,971.45 shares of MS Money Market Portfolio
P.O. Box 1717                                  representing 44.30% of the MS Money Market
Valley Forge, PA  19482-1717                   Portfolio's outstanding shares.1

Nationwide Life Insurance Company of           Shared voting and investment power over
America Variable Annuity Separate Account      7,792,467.51 shares of MS Money Market Portfolio
P.O. Box 1717                                  representing 5.59% of MS Money Market Portfolio's
Valley Forge, PA  19482-1717                   outstanding shares.1


1 -As described above, NLICA, NLACA or NLIC, as the case may be, will vote these shares in accordance with voting instructions it receives in a timely manner from variable contract owners.



     On the record date, the Trustees and officers of Market Street individually, and as a group, through variable contracts issued by NLICA, owned less than 1% of the outstanding shares of each Market Street Portfolio.

     On the record date, to the best knowledge of GVIT, only those persons listed on Exhibit E hereto, own of record or beneficially more than 5% of the outstanding shares of any class of shares of the GVIT Acquiring Funds. In addition, as of the record date, the Trustees and officers of GVIT, individually, and as a group, owned less than 1% of the outstanding shares of each GVIT Acquiring Fund.

OTHER  MATTERS

SHAREHOLDER  PROPOSALS

     As a general matter, Market Street does not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of Market Street should send such proposal to Market Street at 300 Continental Drive, Newark, Delaware 19713. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of Market Street a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

INQUIRIES

     Shareholders or owners may make inquiries concerning these proposals by contacting Mellon Investor Services, Inc. at (800) 550-8475. Market Street has engaged Mellon Investor Services, Inc. to solicit voting instructions from variable contract owners at an anticipated cost of approximately $8,000-$12,000, including out-of-pocket expenses (which cost and expenses will be paid by Gartmore-U.S.). Market Street expects that the solicitation would be primarily by mail, but also may include telephone, telecopy or oral solicitations. If Market Street does not receive your voting instructions by a certain time, you may receive a telephone call from Mellon Investor Services, Inc. asking you to give voting instructions.


                                      100


BOARD  RECOMMENDATION

     After carefully considering the issues involved, the Board of Market Street has unanimously approved the proposed Reorganization and the New Advisory Agreement for each Market Street Portfolio. The Board of Trustees of Market Street recommends that you vote to approve the Plan and the New Advisory Agreement. Whether or not you expect to attend the Meeting, all contract owners are urged to sign, complete, and return the enclosed Voting Instruction Form promptly.

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A    Form  of  Agreement  and  Plan  of  Reorganization

B    GVIT's  Management's  Discussion  of  Fund  Performance

C    Financial  Highlights  for  the  GVIT  Acquiring  Funds

D -Form of Investment Advisory Agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust

E    Certain  Beneficial  Owners  of  Shares  of  GVIT


                                       101


--------------------------------------------------------------------------------
                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (this "Agreement") is dated as of October 30, 2002, and is between Market Street Fund, a Delaware business trust ("Market Street"), and Gartmore Variable Insurance Trust, a Massachusetts business trust ("GVIT").

                             Background Information

A. Market Street is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company of the management type and has issued and outstanding shares of beneficial interest, without par value, of the following eleven series:

     All  Pro  Broad  Equity  Portfolio  ("Broad  Equity  Portfolio");
     All  Pro  Large  Cap  Growth  Portfolio  ("Large  Cap  Growth  Portfolio");
     All  Pro  Large  Cap  Value  Portfolio  ("Large  Cap  Value  Portfolio");
     All  Pro  Small  Cap  Growth  Portfolio  ("Small  Cap  Growth  Portfolio");
     All  Pro  Small  Cap  Value  Portfolio  ("Small  Cap  Value  Portfolio");
     Mid  Cap  Growth  Portfolio  ("Mid  Cap  Portfolio");
     Balanced  Portfolio  ("Balanced  Portfolio");
     International  Portfolio  ("International  Portfolio");
     Bond  Portfolio  ("Bond  Portfolio");
     Equity  500  Index  Portfolio  ("Index  Portfolio");  and
     Money Market Portfolio ("Money Market Portfolio", and, together with each of Market Street's other ten series described in this paragraph, the "Acquired Portfolios" and singly, an "Acquired Portfolio").

B. GVIT is registered under the 1940 Act as an open-end investment company of the management type, and has authorized the issuance of Class IV shares of beneficial interest, without par value, of the following eleven series:

     Gartmore  GVIT  Total  Return  Fund  ("GVIT  Total  Return  Fund");
     Gartmore  GVIT  Growth  Fund  ("GVIT  Growth  Fund");
     Comstock  GVIT  Value  Fund  ("GVIT  Value  Fund");
     GVIT  Small  Company  Fund  ("GVIT  Small  Company  Fund");
     GVIT  Small  Cap  Value  Fund  ("GVIT  Small  Cap  Value  Fund");
     Strong  GVIT  Mid  Cap  Growth  Fund  ("GVIT  Mid  Cap  Fund");
     J.P.  Morgan  GVIT  Balanced  Fund  ("GVIT  Balanced  Fund");
     Dreyfus GVIT International Value Fund ("GVIT International Fund"); Gartmore GVIT Government Bond Fund ("GVIT Government Bond Fund");
     GVIT  Equity  500  Index  Fund  ("GVIT  Equity  500  Fund");  and
     Gartmore GVIT Money Market Fund ("GVIT Money Market Fund", and, together with each of GVIT's other ten series described in this paragraph, the "Acquiring Portfolios" and singly, an "Acquiring Portfolio").

C. Each of GVIT International Fund and GVIT Equity 500 Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and certain liabilities of its corresponding Acquired Portfolio.

D. Each Acquired Portfolio plans to transfer all assets belonging to such Portfolio, and to assign certain of the stated liabilities belonging to such Portfolio, to its corresponding Acquiring Portfolio, in exchange solely for Class IV shares of beneficial interest, without par value, of such corresponding Acquiring Portfolio ("Acquiring Portfolio Shares"), which are voting securities, followed by the distribution of the Acquiring Portfolio Shares by each Acquired Portfolio to the shareholders of such Acquired Portfolio in connection with the dissolution of the Acquired Portfolio, all upon the terms and provisions of this Agreement (individually and together, the "Reorganization").


                                       A-1

E. The Acquired Portfolios and the Acquiring Portfolios correspond to one another as follows:

     Broad Equity Portfolio      corresponds to  GVIT Total Return Fund
     Large Cap Growth Portfolio  corresponds to  GVIT Growth Fund
     Large Cap Value Portfolio   corresponds to  GVIT Value Fund
     Small Cap Growth Portfolio  corresponds to  GVIT Small Company Fund
     Small Cap Value Portfolio   corresponds to  GVIT Small Cap Value Fund
     Mid Cap Portfolio           corresponds to  GVIT Mid Cap Fund
     Balanced Portfolio          corresponds to  GVIT Balanced Fund
     International Portfolio     corresponds to  GVIT International Fund
     Bond Portfolio              corresponds to  GVIT Government Bond Fund
     Index Portfolio             corresponds to  GVIT Equity 500 Fund
     Money Market Portfolio      corresponds to  GVIT Money Market Fund

F. Each of the Acquired Portfolios and the Acquiring Portfolios (except for GVIT International and GVIT Equity 500 Funds) has elected, and each of GVIT International and GVIT Equity 500 Funds intends to elect, to be a regulated investment company as described in Section 851 of the United States
     Internal  Revenue  Code  of  1986,  as  amended  (the  "Code").

G This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Code for each Acquired Portfolio and its corresponding Acquiring Portfolio.

H. The Board of Trustees of Market Street has determined that the Reorganization is in the best interests of Market Street and each Acquired Portfolio and that the interests of the Acquired Portfolios' shareholders will not be diluted as a result thereof.

I. The Board of Trustees of GVIT has determined that the Reorganization is in the best interests of GVIT and each Acquiring Portfolio and that the interests of the Acquiring Portfolios' shareholders will not be diluted as a result thereof.

                             STATEMENT OF AGREEMENT

     In consideration of the mutual promises herein contained, the parties to this Agreement hereby covenant and agree as follows:

1.   Plan  of  Reorganization

     a) Sale of Assets. Subject to the prior approval of shareholders of the appropriate Acquired Portfolio and to the other terms and conditions contained herein (including the condition that each Acquired Portfolio shall distribute to its shareholders all of its investment company taxable income and net capital gain as described in
          Section 8(h) herein), Market Street and the Acquired Portfolios agree to assign, convey, transfer and deliver to GVIT and the corresponding Acquiring Portfolios, and GVIT and the Acquiring Portfolios agree to acquire from Market Street and the corresponding Acquired Portfolios on the Exchange Date (as defined below), all of the Investments (as defined below), cash and other assets of the corresponding Acquired Portfolios (collectively, "Assets"), in exchange for that number of full and fractional Acquiring Portfolio Shares of the corresponding Acquiring Portfolio having an aggregate net asset value equal to the value of all Assets of the Acquired Portfolio transferred to the Acquiring Portfolio, as provided in Section 4, less the liabilities of that Acquired Portfolio and Market Street to be assumed by the Acquiring Portfolio as described below.

     (b) Assets Acquired. The Assets to be acquired by the Acquiring Portfolios from Market Street on behalf of the Acquired Portfolios shall consist of all of Market Street's and the corresponding Acquired Portfolios' property, including, without limitation, all Investments (as defined below), cash and dividends or interest receivables which are owned by Market Street and the corresponding Acquired Portfolios, and any deferred or prepaid expenses shown as an asset on the books of Market Street and the corresponding Acquired Portfolios, as of the Valuation Time described in Section 4. As used in this Agreement, the term "Investments" shall mean the Acquired Portfolios' investments shown on the statements of assets and liabilities at June 30, 2002 referred to in Section 2(c) hereof, as supplemented with such changes as Market Street shall make after June 30, 2002 only in the ordinary course of its business.


                                       A-2


     (c) Liabilities Assumed. Prior to the Exchange Date, Market Street will use its best efforts to discharge or cause to be discharged, or make provision for the payment of, all of its known liabilities and obligations. Each Acquiring Portfolio shall assume those liabilities, expenses, costs, charges and reserves of the corresponding Acquired Portfolio reflected in the unaudited statements of assets and liabilities of such Acquired Portfolio as of the Valuation Time (the "Stated Liabilities"), prepared by or on behalf of Market Street and the Acquired Portfolios as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from and after December 31, 2002.

     (d) Liquidation and Dissolution. Upon consummation of the transactions described in Section 1(a), 1(b) and 1(c) above, each Acquired Portfolio shall distribute to its shareholders of record as of the Exchange Date the Acquiring Portfolio Shares received by it, each Acquired Portfolio shareholder of record thereof being entitled to receive that number of Acquiring Portfolio Shares equal to the proportion which the number of shares of beneficial interest, no par value, of the Acquired Portfolio held by such shareholder bears to the total number of such shares of the Acquired Portfolio outstanding on such date. Market Street shall take such further action as may be required, necessary or appropriate under Market Street's Declaration of Trust, Delaware law and the Code to effect the complete liquidation and dissolution of such Acquired Portfolios. Market Street will fulfill all of its reporting and filing requirements under the 1940 Act, that arise both before and after the Exchange Date, including without limitation filing final tax returns on behalf of the Acquired Portfolios, a final Form N-SAR and Form N-8F.

2. Representations, Warranties and Agreements of Market Street. Market Street represents and warrants to and agrees with GVIT and the Acquiring Portfolios that:

     (a) Market Street is a business trust validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each Acquired Portfolio is a legally designated, separate series of Market Street.

     (b) Market Street is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. Market Street has elected to qualify and has qualified each of the Acquired Portfolios as a regulated investment company under Part I of Subchapter M of the Code as of and since such Acquired Portfolio's first taxable year, and each such Acquired Portfolio is qualified and intends to continue to qualify as a regulated investment company for its current taxable year and for its taxable year ending upon its liquidation.

     (c) The statements of assets and liabilities, including the statements of investments as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for Market Street and the Acquired Portfolios, such statements having been audited by PricewaterhouseCoopers LLP, independent auditors of Market Street, have been furnished to GVIT. The unaudited statements of assets and liabilities, including the statements of investments as of June 30, 2002, and the related statements of operations and statements of changes in net assets for the period then ended, for Market Street and the Acquired Portfolios, have been furnished to GVIT. Such statements of assets and liabilities fairly present the financial position of Market Street and the Acquired Portfolios as of such dates and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of Market Street or any Acquired Portfolios as of such dates which are not disclosed therein.

     (d) The Prospectus of Market Street and the Acquired Portfolios dated May 1, 2002 and its related Statement of Additional Information dated May 1, 2002, each as amended to date (together, the "Market Street Prospectus"), in the form filed by or on behalf of Market Street under the Securities Act of 1933, as amended (the "1933 Act"), with the U.S. Securities and Exchange Commission (the "Commission") and previously furnished to GVIT, did not as of their date, do not as of the date hereof, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) Except as may have been previously disclosed to GVIT, there are no material legal, administrative or other proceedings pending or, to the knowledge of Market Street, threatened against Market Street or any Acquired Portfolio. Market Street knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.


                                       A-3


     (f) There are no material contracts outstanding to which Market Street or any Acquired Portfolio is a party, other than as disclosed in the Market Street Prospectus or to GVIT in writing, and there are no such contracts or commitments (other than this Agreement) which will be terminated with liability to Market Street or any Acquired Portfolio on or prior to the Exchange Date.

     (g) Market Street and the Acquired Portfolios have no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to them on the statements of assets and liabilities at June 30, 2002, and those incurred since that date in the ordinary course of Market Street's business as an investment company and of a similar nature to and consistent with those shown on such statements of assets and liabilities at June 30, 2002. Market Street and the Acquired Portfolios will not incur any liability of a material nature, contingent or otherwise, other than those incurred in the ordinary course of Market Street's business as an investment company and of a similar nature to and consistent with those shown on such statements of assets and liabilities at June 30, 2002, from the date hereof through the Exchange Date, without the prior express written consent of GVIT.

     (h) The Investments include, and as of the Exchange Date will include, only those securities or investments described in the Market Street Prospectus and are consistent with, and as of the Exchange Date will be consistent with, the investment objective, policies and restrictions of the applicable Acquired Portfolio in all material respects.

     (i) Market Street and the Acquired Portfolios have filed or will file all federal, state and local tax returns which, to the knowledge of Market Street's officers, are required to be filed by Market Street and the Acquired Portfolios and have paid or will pay all federal, state and local taxes shown to be due on said returns or on any assessments received by Market Street or the Acquired Portfolios. All tax liabilities of Market Street and the Acquired Portfolios have been adequately provided for on their books, and no tax deficiency or liability of Market Street or the Acquired Portfolios has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 2(l), Market Street and the Acquired Portfolios will have full right, power and authority to assign, transfer and deliver the Investments and any other of the Assets to be transferred to GVIT and the Acquiring Portfolios pursuant to this Agreement. On the Exchange Date, subject only to the delivery of the Investments and any such other Assets and the assumption of Stated Liabilities as contemplated by this Agreement, GVIT and the Acquiring Portfolios will acquire the Investments and any such other Assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Market Street or any Acquired Portfolio and, except as described in
          Section  2(k),  without  any  restrictions  upon the transfer thereof.

     (k) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Market Street or GVIT, except as previously disclosed to GVIT by Market Street prior to the date hereof.

     (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Market Street or any Acquired Portfolio of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or state laws applicable to business trusts.

     (m) The registration statement (the "N-14 Registration Statement") to be filed with the Commission by GVIT on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy statement of Market Street included therein (the "Proxy Statement"), on the effective date of the N-14 Registration Statement and insofar as they relate to Market Street and the Acquired Portfolios, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;and at the time of the shareholders' meeting referred to in Section 6 below and on the Exchange Date, the prospectus contained in the N-14 Registration
          Statement of which the Proxy Statement is a part, as amended or supplemented by any amendments or supplements filed with the Commission by GVIT (together, the "N-14 Prospectus"), insofar as it relates to Market Street and the Acquired Portfolios, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reasonable reliance upon and in conformity with information furnished by GVIT or any Acquiring Portfolio to Market Street for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.


                                       A-4

     (n) Market Street is aware of no information that would indicate that (i) any Acquired Portfolio has, or has ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the regulations under the Code, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of such regulations; (ii) any public investor is participating or has ever participated in an Acquired Portfolio through such a segregated asset account other than through purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of such regulations; and (iii) each Acquired Portfolio satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of such regulations.

3. Representations, Warranties and Agreements of GVIT. GVIT represents and warrants to and agrees with Market Street that:

     (a) GVIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement. Each Acquiring Portfolio is a legally designated, separate series of GVIT.

     (b) GVIT is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. GVIT has elected to qualify and has qualified each of the Acquiring Portfolios (except the GVIT International Fund and the GVIT Equity 500 Fund) as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year, and each such Acquiring Portfolio is qualified and intends to continue to qualify as a regulated investment company. The GVIT International Fund and the GVIT Equity 500 Fund each expect to qualify as regulated investment companies under Part I of Subchapter M of the Code.

     (c) The GVIT International Fund and GVIT Equity 500 Fund will have no assets or liabilities as of the Valuation Time.

     (d) The statements of assets and liabilities, including the statements of investments as of December 31, 2001, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for GVIT and the Acquiring Portfolios, such statements having been audited by PricewaterhouseCoopers LLP, independent auditors of GVIT, have been furnished to Market Street. The unaudited statements of assets and liabilities, including the statements of investments as of June 30, 2002, and the related statements of operations and statements of changes in net assets for the period then ended, for GVIT and the Acquiring Portfolios, have been furnished to Market Street. Such statements of assets and liabilities fairly present the financial position of GVIT and the Acquiring Portfolios as of such dates and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of GVIT or any Acquiring Portfolio as of such dates which are not disclosed therein.

     (e) GVIT and the Acquiring Portfolios have no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to them on the statements of assets and liabilities at June 30, 2002 and those incurred in the ordinary course of GVIT's business as an investment company since that date.

     (f) The prospectus of each Acquiring Portfolio (except the GVIT International Fund and the GVIT Equity 500 Fund) and the related Statement of Additional Information dated as of May 1, 2002, as supplemented or amended to date, in the forms filed by GVIT with the Commission and the prospectus of the GVIT International Fund and the GVIT Equity 500 Fund expected to be dated as of a date in November 2002, and the related Statement of Additional Information to be dated as of such date in the form to be filed by or on behalf of GVIT with the Commission (together, the "Acquiring Portfolio Prospectus"), have been or will be furnished to Market Street promptly upon the completion thereof and do not and will not as of their date or as of the Exchange Date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.


                                       A-5


     (g) Except as may have been previously disclosed to Market Street, there are no material legal, administrative or other proceedings pending or, to the knowledge of GVIT, threatened against GVIT or any Acquiring Portfolio. GVIT knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.

     (h) There are no material contracts outstanding to which GVIT or any Acquiring Portfolio is a party, other than as disclosed in the Acquiring Portfolio Prospectus or to Market Street in writing.

     (i) GVIT and the Acquiring Portfolios have filed or will file all federal, state and local tax returns which, to the knowledge of GVIT's officers, are required to be filed by GVIT and the Acquiring Portfolios and have paid or will pay all federal, state and local taxes shown to be due on such returns or on any assessments received by GVIT or the Acquiring Portfolios. All tax liabilities of GVIT and each Acquiring Portfolio have been adequately provided for on their books, and no tax deficiency or liability of GVIT or the Acquiring Portfolios has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (j) No consent, approval, authorization or order of any governmental authority is required for the consummation by GVIT or any Acquiring
          Portfolio of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, 1940 Act, state securities or Blue Sky laws or state laws applicable to business trusts.

     (k) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 3(j), GVIT and the Acquiring Portfolios will have full right, power and authority to acquire the Investments and any other Assets of Market Street and the Acquired Portfolios and to assume the Stated Liabilities to be transferred to the corresponding Acquiring Portfolios pursuant to this Agreement.

     (l) The N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, on the effective date of the N-14 Registration Statement and insofar as they relate to GVIT and the Acquiring Portfolios: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 6 and on the Exchange Date, the N-14 Prospectus insofar as it relates to GVIT and the Acquiring Portfolios, and the Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reasonable reliance upon and in conformity with information furnished by Market Street or any Acquired Portfolio to GVIT for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.

     (m) GVIT has no plan or intention to issue additional shares of the Acquiring Portfolios following the Reorganization except for shares issued in the ordinary course of GVIT's business as an open-end investment company, nor does GVIT have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Portfolios issued to Market Street shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business. GVIT will actively continue Market Street's business in the same manner that Market Street conducted it immediately before the Reorganization and has no plan or intention to sell or otherwise dispose of a substantial portion of the Investments to be acquired by GVIT in the Reorganization, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain the status of each Acquiring Portfolio as a regulated investment company under Subchapter M of the Code.


                                       A-6


     (n) The Acquiring Portfolio Shares to be issued by GVIT have been duly authorized and, when issued and delivered by GVIT to Market Street pursuant to this Agreement and in accordance with the N-14 Registration Statement, will be legally and validly issued by GVIT and will be fully paid and nonassessable and no shareholder of GVIT will have any preemptive right of subscription or purchase in respect thereof.

     (o) The issuance of Acquiring Portfolio Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     (p) GVIT is aware of no information that would indicate that (i) any Acquiring Portfolio has, or has ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the regulations under the Code, or an entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of such regulations; (ii) any public investor is participating or has ever participated in an Acquiring Portfolio through such a segregated asset account other than through purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of such regulations; and (iii) each Acquiring Portfolio satisfies, and at all times, since such regulations were adopted, has satisfied, the percentage diversification tests contained in Section 1.817(b)(1)(i) and (ii) of such regulations.

4. Exchange Date; Valuation Time. On the Exchange Date (as defined below), GVIT will deliver to Market Street a number of corresponding Acquiring Portfolio Shares having an aggregate net asset value equal to the value of the Assets of Market Street and the Acquired Portfolios acquired by the respective Acquiring Portfolios, less the value of the Stated Liabilities of the Acquired Portfolios assumed, determined as hereafter provided in this Section 4.

     (a) Delivery of the Assets of Market Street to be transferred, assumption of the Stated Liabilities of Market Street to be assumed hereunder, and the delivery of Acquiring Portfolio Shares to be issued shall be made at the offices of GVIT, at 9:00 A.M. on April 28, 2003, or at such other time, date, and location agreed to by Market Street and GVIT, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     (b) The Assets of Market Street and each Acquired Portfolio, less the Stated Liabilities to be assumed hereunder, will be computed as of the Valuation Time, using the valuation procedures set forth in the Market Street Prospectus.

     (c) The net asset value of each of the Acquiring Portfolio Shares will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Acquiring Portfolio Prospectus. The Valuation Time shall be 4:00 P.M., Eastern time, on April 25, 2003, or such earlier or later day and time as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time"). In the event that at the Valuation Time either: (i) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of an Acquiring Portfolio or an Acquired Portfolio are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Portfolio or an Acquired Portfolio is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     (d) Each Acquiring Portfolio shall issue its Acquiring Portfolio Shares to Market Street on a share deposit receipt registered in the name of Market Street. Market Street shall distribute in liquidation the Acquiring Portfolio Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to GVIT's transfer agent, which will as soon as practicable make such modifications to the accounts for each former Market Street shareholder as may be necessary and appropriate. On the Exchange Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

     (e) The Acquiring Portfolios shall assume all Stated Liabilities of Market Street and the Acquired Portfolios, in connection with the acquisition of Assets except that recourse for assumed Stated Liabilities related to an Acquired Portfolio shall be limited to the corresponding Acquiring Portfolio. Other than the Stated Liabilities, the Acquiring Portfolios shall not assume any other liabilities of Market Street or the Acquired Portfolios, whether accrued or contingent in connection with the acquisition of Assets and subsequent dissolution of the Acquired Portfolios or Market Street or otherwise.


                                       A-7


5. Expenses, Fees, etc. Except as set forth below, each of Market Street and GVIT shall be responsible for its respective fees and expenses of the Reorganization. Notwithstanding the foregoing, Gartmore Global Investments, Inc., the parent corporation to the investment adviser(s) of Market Street and GVIT, will be responsible for all of Market Street's and GVIT's fees and expenses of the Reorganization, including the N-14 Registration Statement, and all of Market Street's proxy solicitation and other costs associated with the special meeting(s) of the Market Street Board and shareholders of the Acquired Portfolios and all of Market Street's expenses of liquidation and dissolution, other than legal fees and expenses of legal counsel to the Market Street Board's independent trustees.

6.   Special  Meeting  of  Shareholders;  Dissolution

     (a) Market Street agrees to call a special meeting of shareholders of the Acquired Portfolios as soon as is practicable for the purpose of considering the transfer of all of the Assets, subject to Stated Liabilities, of the Acquired Portfolios to the corresponding Acquiring Portfolios as herein provided, authorizing and approving this Agreement, and authorizing and approving the liquidation and dissolution of the Acquired Portfolios, and it shall be a condition to the obligations of each of the parties hereto that the holders of shares of beneficial interest, no par value, of Market Street and the Acquired Portfolios shall have approved this Agreement, and the transactions contemplated herein, including the liquidation and dissolution of the Acquired Portfolios, in the manner required by law and Market Street's Declaration of Trust at such a meeting on or before the Valuation Time. Certified copies of the resolutions evidencing such approval shall be promptly delivered to GVIT after such special meeting.

     (b) Market Street agrees that the liquidation and dissolution of the Acquired Portfolios will be effected in the manner provided in Market Street's Declaration of Trust and in accordance with applicable law, and that it will not make any distribution of any Acquiring Portfolio Shares to the shareholders of the Acquired Portfolios without first paying or adequately providing for the payment of all of the Acquired Portfolios' and Market Street's known debts, obligations and liabilities.

     (c) Each of Market Street and GVIT will cooperate with the other and will use its reasonable best efforts to complete and file the N-14
          Registration Statement, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and 1940 Act and the rules and regulations thereunder to be set forth in the N-14 Registration Statement, including the N-14 Prospectus and N-14 Proxy Statement included therein.

7. Conditions of Market Street's Obligations. The obligations of Market Street hereunder shall be subject to the following conditions:

(a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of the Acquired Portfolios, shall have been approved by the trustees and shareholders of the Acquired Portfolios in the manner required by law.

(b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of GVIT made in this Agreement are true and correct in all material respects as if made at and as of such dates, GVIT and the Acquiring Portfolios have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and GVIT shall have furnished to Market Street a statement, dated the Exchange Date, signed by GVIT's Secretary and Treasurer (or other financial officer) certifying satisfaction of this condition 7(b) as of such dates.

(c) There shall not be any material litigation or administrative proceeding pending or overtly threatened with respect to the matters contemplated by this Agreement.

(d) Market Street shall have received an opinion of Stradley Ronon Stevens & Young LLP in form reasonably satisfactory to Market Street, and dated the Exchange Date, to the effect that (i) GVIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts, (ii) each Acquiring Portfolio is a legally designated, separate series of GVIT, (iii) GVIT is registered as an open-end management investment company under the 1940 Act, and, to the knowledge of such counsel, GVIT's registration with the Commission as an investment company is in full force and effect, (iv) the Acquiring Portfolio Shares to be delivered to Market Street as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by GVIT and no shareholder of GVIT has any preemptive right to subscription or purchase in respect thereof, (v) this Agreement has been duly authorized, executed and delivered by GVIT, and assuming due authorization, execution and delivery of this Agreement by Market Street, is a valid and binding obligation of GVIT, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (vi) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate GVIT's Amended Declaration of Trust or its By-Laws or any provision of any agreement known to such counsel to which GVIT or any of the Acquiring Portfolios is a party or by which it is bound, (vii) the N-14 Registration Statement has been declared effective by the Commission and, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by GVIT or the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws, or as may be required under state laws applicable to business trusts, (viii) in the ordinary course of such counsel's representation of GVIT and the Acquiring Portfolios, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Portfolio) existing on or before the date(s) of mailing of the Proxy Statement or the Exchange Date, which are required to be described in the Proxy Statement or to be filed as an exhibit thereto that are not described or filed as required, (ix) in the ordinary course of such counsel's representation of GVIT and the Acquiring Portfolios, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation before any court or governmental body that is presently pending or threatened as to an Acquiring Portfolio or any of its properties or assets, and to the knowledge of such counsel, GVIT and the Acquiring Portfolios are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects GVIT's and the Acquiring Portfolios' business, and (x) based on a review of the N-14 Prospectus and Proxy Statement (including any supplement or amendments thereto) in the form then most recently filed with the Commission and without making any other investigation, such counsel is not aware that those documents, as they relate to GVIT and the Acquiring Portfolios, contain any untrue statement of a material fact or omit to state a material fact required to be started therein or necessary to make the statements therein not misleading. In rendering such opinion Stradley Ronon Stevens & Young LLP may rely on certain reasonable assumptions and certifications of fact received from GVIT and its officers.


                                       A-8


(e) Market Street shall have received an opinion of Stradley Ronon Stevens & Young LLP addressed to Market Street, GVIT and each Acquiring Portfolio and in a form reasonably satisfactory to Market Street dated the Exchange Date, with respect to the matters specified in Section 8(e) of this Agreement. In rendering such opinion Stradley Ronon Stevens & Young LLP may rely on certain reasonable assumptions and certifications of fact received from GVIT and Market Street.

(f) All necessary proceedings taken by GVIT in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Market Street, Foley & Lardner and Stradley Ronon Stevens & Young LLP.

(g) The N-14 Registration Statement shall have become effective under the 1933 Act and any applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Market Street, contemplated by the Commission or any state regulatory authority.

(h) GVIT and Market Street shall have received from the Commission or other parties all required consents, orders and permits, including, if necessary, a written order of exemption, satisfactory in form and substance to GVIT and Market Street, exempting the Reorganization from the provisions of
     Section  17(a)  of  the  1940  Act.

(i) As of the Exchange Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to each Acquiring Portfolio, or any fee waiver or expense reimbursement undertakings of the Acquiring Portfolios from those fee amounts and undertakings of the Acquiring Portfolios described in the Proxy Statement.

(j) As of the Exchange Date, GVIT's fidelity bond for the Acquiring Portfolios shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Funds' assets immediately after the Exchange Date.


                                       A-9


(k) GVIT shall have executed and delivered to Market Street an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Portfolios will assume all of the Stated Liabilities of the corresponding Acquired Portfolio as described in Section 1(c) hereof in connection with the transactions contemplated by this Agreement; provided that recourse for Stated Liabilities relating to an Acquired Portfolio shall be limited to the corresponding Acquiring Portfolio.

(l) GVIT shall have delivered to Market Street, once available, the statements of assets and liabilities, including the statements of investments as of December 31, 2002, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for GVIT and the Acquiring Portfolios, such statements having been audited by PricewaterhouseCoopers LLP, independent auditors of GVIT. Such statements of assets and liabilities will fairly present the financial position of GVIT and the Acquiring Portfolios as of such dates and such statements of operations and changes in net assets will fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there will be no known material liabilities of GVIT or any Acquiring Portfolios as of such dates which are not disclosed therein.

8. Conditions of GVIT's Obligations. The obligations of GVIT and Acquiring Portfolio hereunder shall be subject to the following conditions:

(a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of Market Street, shall have been approved by the trustees and shareholders of Market Street in the manner required by law.

(b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Market Street made in this Agreement are true and correct in all material respects as if made at and as of such dates, Market Street has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Market Street shall have furnished to GVIT a statement, dated the Exchange Date, signed by Market Street's Chairman and Treasurer (or other financial officer) certifying satisfaction of this condition 8(b) as of such dates.

(c) There shall not be any material litigation or administrative proceeding pending or overtly threatened with respect to the matters contemplated by this Agreement.

(d) GVIT shall have received an opinion of Foley & Lardner, in form reasonably satisfactory to GVIT and dated the Exchange Date, to the effect that (i) Market Street is a business trust validly existing and in good standing under the laws of the State of Delaware, (ii) each Acquired Portfolio is a legally designated, separate series of Market Street, (iii) Market Street is registered as an open-end management investment company under the 1940 Act, and, to the knowledge of such counsel, Market Street's registration with the Commission as an investment company is in full force and effect,
     (iv) this Agreement has been duly authorized, executed and delivered by Market Street and, assuming due authorization, execution and delivery of this Agreement by GVIT, is a valid and binding obligation of Market Street, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (v) Market Street has power to assign, convey, transfer and deliver the Investments and other Net Assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Market Street will have duly assigned, conveyed, transferred and delivered such Investments and other Net Assets to GVIT,
     (vi) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate Market Street's Declaration of Trust or By-Laws, as amended, or any provision of any agreement known to such counsel to which Market Street is a party or by which it is bound, (vii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Market Street of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and 1940 Act and such as may be required under state securities or blue sky laws or state laws applicable to business trusts,
     (viii) in the ordinary course of such counsel's representation of Market Street and the Acquired Portfolios, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquired Portfolio) existing on or before the date(s) of mailing of the Proxy Statement or the Exchange Date, which are required to be described in the Proxy Statement or to be filed as an exhibit thereto that are not described or filed as required,
     (ix) in the ordinary course of such counsel's representation of Market Street and the Acquired Portfolios, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation before any court or governmental body that is presently pending or threatened as to Market Street or an Acquired Portfolio or any of its properties or assets, and to the knowledge of such counsel, Market Street and the Acquired Portfolios are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects Market Street's and the Acquired Portfolios' business, and (x) based on a review of the N-14 Prospectus and Proxy Statement (including any supplement or amendments thereto) in the form then most recently filed with the Commission and without making any other investigation, such counsel is not aware that those documents, as they related to Market Street and the Acquired Portfolios, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. In rendering such opinion, Foley& Lardner may rely upon certain reasonable and customary assumptions and certifications of fact received from Market Street and its officers.


                                      A-10


(e) GVIT, on behalf of each Acquiring Portfolio, shall have received an opinion of Stradley Ronon Stevens & Young LLP, addressed to GVIT, such Acquiring Portfolio and Market Street, in form reasonably satisfactory to GVIT and dated the Exchange Date, to the effect that for Federal income tax purposes
     (i) the transfer of all or substantially all of the corresponding Acquired Portfolio's assets in exchange for the Acquiring Portfolio Shares followed by the distribution of the Acquiring Portfolio Shares to the shareholders of the corresponding Acquired Portfolio will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquiring Portfolio and its corresponding Acquired Portfolio is a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the corresponding Acquired Portfolio upon the transfer of the assets of the corresponding Acquired Portfolio in exchange for Acquiring Portfolio Shares or upon the distribution of Acquiring Portfolio Shares by the corresponding Acquired Portfolio to its shareholders in liquidation; (iii) no gain or loss will be recognized by the shareholders of the corresponding Acquired Portfolio upon the exchange of their shares for Acquiring Portfolio Shares; (iv) the basis of the Acquiring Portfolio Shares a shareholder of the corresponding Acquired Portfolio receives in connection with the Reorganization will be the same as the basis of its shares exchanged therefor; (v) the holding period of a shareholder for its Acquiring Portfolio Shares will be determined by including the period for which such shareholder held shares of the corresponding Acquired Portfolio exchanged therefor, provided that the shareholder held such shares as capital assets; (vi) no gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the corresponding Acquired Portfolio in exchange for Acquiring Portfolio Shares; (vii) the basis in the hands of the Acquiring Portfolio of the assets of the corresponding Acquired Portfolio transferred to the Acquiring Portfolio will be the same as the basis of the assets in the hands of the corresponding Acquired Portfolio immediately prior to the transfer; and
     (viii) the Acquiring Portfolio's holding periods of the assets of the corresponding Acquired Portfolio will include the period for which such assets of the corresponding Acquired Portfolio were held by the corresponding Acquired Portfolio. In rendering such opinion, Stradley Ronon Stevens & Young LLP may assume that the Reorganization is carried out in accordance with the terms of this Agreement, the laws of the State of Delaware and the Commonwealth of Massachusetts, and rely upon certain reasonable and customary assumptions and certifications of fact received from GVIT and Market Street.

(f) The N-14 Registration Statement shall have become effective under the 1933 Act and any applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of GVIT, contemplated by the Commission or any state regulatory authority.

(g) All necessary proceedings taken by Market Street in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to GVIT, Foley & Lardner and Stradley Ronon Stevens & Young LLP.

(h) Prior to the Exchange Date, each Acquired Portfolio shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ending December 31, 2002 and the short taxable year beginning on January 1, 2003 and ending on the Valuation Time (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ending December 31, 2002 and the short taxable year beginning January 1, 2003 and ending on the Valuation Time (after reduction for any capital loss carryover).


                                      A-11


(i) Market Street shall have duly executed and delivered to GVIT a bill of sale, assignment, certificate and other instruments of transfer ("Transfer Documents") as GVIT may deem necessary or desirable to transfer all of Market Street's entire right, title and interest in and to the Investments and all other Net Assets of Market Street to the Acquiring Portfolio.

(j) Market Street shall have delivered, or caused to be delivered, to GVIT on behalf of each Acquiring Portfolio information, in a form satisfactory to GVIT, concerning the tax basis of the corresponding Acquired Portfolio in all Investments transferred to the Acquiring Portfolio, together with shareholder information including (A) the names, addresses and taxpayer identification number of shareholders of the corresponding Acquired Portfolio as of the Exchange Date, and (B) the number of shares in the corresponding Acquired Portfolio owned by each shareholder.

(k) GVIT and Market Street shall have received from the Commission or other parties all required consents, orders and permits, including, if necessary, a written order of exemption, satisfactory in form and substance to GVIT and Market Street, exempting the Reorganization from the provisions of
     Section  17(a)  of  the  1940  Act.

(l) As of the Exchange Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to each Acquired Portfolio, or any fee waiver or expense reimbursement undertakings of the Acquired Portfolios from those fee amounts and undertakings of the Acquired Portfolios described in the Proxy Statement.

(m) Market Street shall have delivered to GVIT, once available, the statements of assets and liabilities, including the statements of investments as of December 31, 2002, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for Market Street and the Acquired Portfolios, such statements having been audited by PricewaterhouseCoopers LLP, independent auditors of Market Street. Such statements of assets and liabilities will fairly present the financial position of Market Street and the Acquired Portfolios as of such dates and such statements of operations and changes in net assets will fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there will be no known material liabilities of Market Street or any Acquired Portfolios as of such dates which are not disclosed therein.

9. Severability. Subject to the conditions set forth in this Agreement and notwithstanding anything herein which may be construed to the contrary, the failure of one of the Acquired Portfolios to consummate the transactions contemplated hereby shall not, or to comply with the conditions set forth in Section 8 of this Agreement may not, affect the consummation or validity of the Reorganization with respect to any other Acquired Portfolio, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Portfolio" and "Acquired Portfolio" as meaning only those series of GVIT and Market Street, respectively, which are involved in the Reorganization as of the Exchange Date.

10. Termination. GVIT and Market Street may, by mutual consent of their respective trustees, terminate this Agreement, and GVIT or Market Street, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees may, subject to Section 11 of this Agreement, waive any condition to their respective obligations hereunder.

11. Sole Agreement; Governing Law; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officer of GVIT and Market Street; provided, however, that following the special meeting of Market Street's shareholders called by Market Street pursuant to Section 7 of this Agreement, no such amendment may have the effect of altering or changing the amount or kind of shares received by Market Street, or altering or changing to any material extent the amount or kind of liabilities assumed by GVIT and the Acquiring Portfolio, or altering or changing any other terms and conditions of the Reorganization if any of the alterations or changes, alone or in the aggregate, would materially adversely affect Market Street's shareholders without their further approval.


                                      A-12


     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

12. GVIT, Market Street and their Trustees. The terms "Garmore Variable Insurance Trust," "Market Street Fund," the "Trustees of Gartmore Variable Insurance Trust" and the "Trustees of Market Street Fund" refer respectively to the Trusts created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated as of June 30, 1981 (with respect to Gartmore Variable Insurance Trust) or under a Declaration of Trust dated as of January 26, 2001 (with respect to Market Street Fund), as such have been or may be amended from time to time, and to which reference is hereby made and copies of which are on file at the office of the Secretary of State of Commonwealth of Massachusetts and the Secretary of State of the State of Delaware, respectively, and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of GVIT entered into in the name or on behalf thereof by any of GVIT's Trustees, representatives, or agents are not made individually, but only in their capacities with respect to Gartmore Variable Insurance Trust. Such obligations are not binding upon any of the Trustees, shareholders, or representatives of GVIT personally, but bind only the assets of GVIT. The obligations of Market Street entered into in the name or on behalf thereof by any of Market Street Fund's Trustees, representatives, or agents are not made individually, but only in their capacities with respect to Market Street Fund. Such obligations are not binding upon any of the Trustees, shareholders, or representatives of Market Street personally, but bind only the assets of Market Street. All persons dealing with any series of shares of GVIT or Market Street must look solely to the assets of GVIT or Market Street, as the case may be, belonging to such series for the enforcement of any claims against such trust.

MARKET  STREET  FUND

By  /s/  Gerald  J.  Holland
         Gerald  J.  Holland
         President

GARTMORE  VARIABLE  INSURANCE  TRUST

By  /s/  Eric  E.  Miller
         Eric  E.  Miller
         Assistant  Secretary

GARTMORE  GLOBAL  INVESTMENTS,  INC.
(With  respect  to  Section  5  of  this  Agreement  only)

By  /s/  Mary  Lou  Vitale_
         Mary  Lou  Vitale
         Senior  Vice  President


                                      A-13


                                    EXHIBIT B

     The following is management's discussion of the performance of each GVIT Acquiring Fund, except the GVIT Equity 500, GVIT International Value and GVIT Money Market Funds, for the year ended December 31, 2001. This discussion provides an overview of the economy and how it affected the GVIT Acquiring Funds during the year ended December 31, 2001. It also provides a look into the then current investment techniques and strategies of, and the outlook for, each GVIT Acquiring Fund from the perspective of either the GVIT Acquiring Fund's adviser or subadviser, as the case may be, from early in 2002. Particularly in light of unusually volatile market conditions since that time, the outlook for the future of the adviser or subadviser of the GVIT Acquiring Fund may or may not have been realized.

                             GVIT TOTAL RETURN FUND

How  did  the  GVIT  Total  Return Fund perform against its benchmark (Class I)?

     For the year ended December 31, 2001, the GVIT Total Return Fund returned -11.82% versus -11.88% for its benchmark, the S&P 500 Index.

What  overall  market  factors  contributed  to  the  portfolio's  performance?

     The portfolio was hurt by the weak performance of the technology sector, which was down 23.84% in 2001. After the sector hit its peak in March 2000, a cyclical slowdown began and continued in 2001, reflecting the market's adjustment following the huge increase in technology sector valuations of the late 1990s.

     The top-performing securities for the GVIT Total Return Fund were Microsoft Corp., Johnson & Johnson and International Business Machines Corp. Microsoft and Johnson & Johnson were both strong securities in otherwise weak sectors. The strongest groups for the year were the consumer discretionary and basic materials sectors. These sectors performed well as the market rotated to smaller-capitalization and more cyclical securities.

What  factors/securities  contributed  to  or  detracted  from  performance?

     The GVIT Total Return Fund was aided by the improved performance of its smaller-capitalization securities (contained in the S&P 500 Index), which made up a disproportionately large portion of the portfolio. For example, Brunswick Corp., St. Jude Medical, Inc. and Sealed Air Corp. were all large holdings in the portfolio and were all up more than 25% for the year. Other large holdings such as Microsoft Corp. and Johnson & Johnson were important contributors to the performance of the portfolio.

     The portfolio was hurt by the poor performance of several large technology companies such as Cisco Systems, Inc. and EMC Corp. that declined significantly in 2001. Schering-Plough Corp. and Pfizer Inc. were two large pharmaceutical companies that also performed poorly in a weak drug group.

What is the view of the market and the GVIT Total Return Fund's position for the future?

     The market rotated toward the smaller-capitalization and more cyclical companies in 2001, and we expect that to continue in 2002. The portfolio is positioned with a large exposure to the mid-cap (securities in the S&P 500 with over $4 billion in market capitalization) and cyclical portions of the market. This should position the portfolio for good relative performance in 2002.

             Comparison of a Hypothetical $10,000 Investment in the GVIT Total Return Fund (Class I Shares) and the S&P 5001, 22



      S&P 500  Total Return
1999    10000         10000
1992    10767         10818
1993    11843         11999
1994    11997         12128
1995    16488         15656
1996    20293         19076
1997    27063         24690
1998    34798         29152
1999    42121         31176
2000    38285         30515
2001    33735         26908




                            GVIT Total Return Fund1
                          Average Annual Total Return
                         Periods ended December 31, 2001


                    1 YEAR   5 YEARS   10 YEARS
Class I shares     -11.82%    7.12%    10.41%
Class II shares3   -12.01%    6.85%    10.12%
Class III shares3  -11.82%    7.12%    10.41%
Class IV shares3   -11.82%    7.12%    10.41%


---------------
1 -The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the GVIT Total Return Fund were designated Class I shares as of May 1, 2001.
2 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.
3 -These returns are based on the performance of the Class I shares of the GVIT Total Return Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
     I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Past  performance  is  not  predictive  of  future  performance.

                                GVIT GROWTH FUND*

How  did  the  GVIT  Growth  Fund  perform  against  its  benchmark  (Class  I)?

     For the year ended December 31, 2001, the GVIT Growth Fund returned -28.13% versus -20.42% for its benchmark, the Russell 1000 Growth Index.

What  overall  market  factors  contributed  to  the  portfolio's  performance?

     The GVIT Growth Fund underperformed the benchmark primarily as a result of the first-quarter 2001 performance when large-cap, high growth stocks fell sharply. These stocks fell due to a steady stream of profit warnings amid a slowing economy. The GVIT Growth Fund's technology and telecommunications holdings, whose earnings expectations had not yet adjusted to a slowing economic environment, were hit the hardest.

     It was a very volatile year for growth stocks. After a sharp drop in the first quarter, the GVIT Growth Fund rebounded in the second quarter as investors anticipated a fourth-quarter recovery. Cyclical stocks soared in the second quarter of 2001, including technology, consumer discretionary and industrial stocks. We were well positioned for the market rebound, and we fully participated in the second-quarter rally. Still positioned for the recovery in the third quarter, we underperformed the Index slightly as the terrorist attacks of Sept. 11, 2001, threw the economy and growth stocks into a tailspin and delayed the recovery. In the fourth quarter, we participated in the market's rebound once again. In particular, our positioning for an economic recovery, with more than 50% of the GVIT Growth Fund in cyclical holdings, added to our returns.

What  factors/securities  contributed  to  or  detracted  from  performance?

     The GVIT Growth Fund's greatest detractors from performance for the year included technology stocks such as Cisco Systems, Inc.; JDS Uniphase Corp.; EMC Corp.; Qwest Communications International Inc.; and I2 Technologies, Inc. Schering-Plough Corp., pharmaceutical-maker, also hurt performance, as it suffered from patent expirations for its main drug, Claritin.

     Top-performing stocks included Microsoft Corp., Lowe's Companies, Inc., Johnson & Johnson, NVIDIA Corp. and Network Associates, Inc. Microsoft Corp. and Johnson & Johnson were able to gain during the slowdown due to strong balance sheets and new products such as Microsoft Corp.'s "X-box" and Johnson & Johnson's new drug-coated stents (which are now in development). Lowe's benefited from new store expansion and strong consumer spending on home improvement, while Network Associates, Inc. gained on increased demand for security software. Finally, NVIDIA Corp. gained on its agreement with Microsoft Corp. to supply processors for its X-box.

What is the view of the market and the GVIT Growth Fund's position for the future?

     We are anticipating a moderate economic recovery. In this slow-growth environment, growth stocks historically tend to outperform, and we are extremely positive on the outlook for growth in 2002. Our largest allocations are to cyclical sectors such as consumer discretionary and technology stocks.

     We also are focusing on valuations and decreasing the portfolio's risk levels by bringing down the overall price/earnings ratio on the GVIT Growth Fund. In light of the Enron debacle, we are also focusing on balance sheet strength and lower debt levels.

---------------
*    Note  that  on  Jan.  25, 2002, this Fund's name was changed to GVIT Growth
     Fund.

             Comparison of a Hypothetical $10,000 Investment in the GVIT Growth Fund (Class I Shares) and the Russell 1000 Growth Index1, 2



        Russell 1000 Growth Index  Growth
4/1992                      10000   10000
1992 .                      10967   10578
1993 .                      11285   11595
1994 .                      11585   11490
1995 .                      15893   14863
1996 .                      19567   18748
1997 .                      25533   25215
1998 .                      35416   32770
1999 .                      47159   34172
2000 .                      35788   25105
2001 .                      28480   18043

                                GVIT Growth Fund
                          Average Annual Total Return
                        Periods ended December 31, 2001


                                         SINCE
                   1 YEAR   5 YEARS   INCEPTION3
Class I shares    -28.13%   -0.76%     6.26%
Class IV shares4  -28.13%   -0.76%     6.26%

---------------
1 -The calculation in the graph assumes reinvestments of dividends and distributions. The existing shares of the GVIT Growth Fund were designated Class I shares as of May 1, 2001.
2 -Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index (the 1000 largest companies in the U.S.) with higher price-to-book ratios and higher forecasted growth values. Unlike mutual fund returns, the Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.
3    -The  GVIT  Growth  Fund  commenced  operations  on  April  15,  1992.
4 -These returns are based on the performance of the Class I shares of the GVIT Growth Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

Past  performance  is  not  predictive  of  future  performance.

                                GVIT VALUE FUND

How  did  the  GVIT  Value  Fund  perform  against  its  benchmark  (Class  I)?

     For the year ended December 31, 2001, the GVIT Value Fund returned -12.15% versus -11.88% for its benchmark, the S&P 500 Index.

What  overall  market  factors contributed to the GVIT Value Fund's performance?

     The year 2001 was a highly volatile one and quite negative for stocks. After an initial boost with an early-year surprise rate cut by the Federal Reserve, the bear market commenced in earnest. The broad economy weakened throughout the year, and the United States was declared to be in a recession. The Federal Reserve aggressively reduced short-term interest rates throughout the year. Then, on September 11, America was attacked, causing the U.S. financial markets to close for four days. After the stock market reopened, each of the major indexes fell to new lows for the current bear market.

     The Federal Reserve diligently continued to provide the market with much-needed liquidity. According to Bank of America, money growth is now the most rapid since 1983. Even as the unemployment rate rose, the consumer proved far more resilient than had been expected. Their purchasing power was fueled by rebate checks, falling energy prices, and falling interest rates that caused a surge in mortgage refinancing and zero-interest automobile financing. The housing industry reported a record year in 2001.

What  factors/securities  contributed  to  or  detracted  from  performance?

     The GVIT Value Fund's more conservative style and use of convertible securities helped significantly during the market's downturn. However, the GVIT Value Fund underperformed during the fourth quarter, largely due to its relatively conservative technology holdings, which did not participate as fully in the S&P 500 Index's fourth-quarter rally.

     For the second consecutive year, the technology sector provided the largest negative contribution to the S&P 500 Index, down 26.41%. The utility sector fell 30.72%, the worst absolute decline, but this sector only represents 3.63% of the weight of the S&P 500 Index, compared to technology's weight of 18.31%. For the year, the GVIT Value Fund's technology holdings greatly outperformed the S&P 500 Index's technology sector. The GVIT Value Fund's best-performing holdings were in the defensive consumer staples sector.

What is the view of the market and the GVIT Value Fund's position for the future?

     Early in the new year, there are many reasons to feel positive about the economy and the market. Many observers believe that the recession is nearly over, and after a reasonably lengthy bear market, stocks appear to Early in the new year, there are many reasons to feel positive about the economy and the market. Many observers believe that the recession is nearly over, and after a reasonably lengthy bear market, stocks appear to be much more reasonably valued. The GVIT Value Fund is positioned to enjoy a return to a positive market.

     We continue to maintain the high quality of the GVIT Value Fund by holding common stocks of market-leading companies and convertible securities of which the lion's share are rated investment-grade.

             Comparison of a Hypothetical $10,000 Investment in the
            GVIT Value Fund (Class I Shares) and the S&P 5001, 2, 3



         S&P 500  Value
10/1997    10000  10000
1997. .    10642  10177
1998. .    13683  11717
1999. .    16565  13884
2000. .    15057  12409
2001. .    13268  10901


                                GVIT Value Fund
                          Average Annual Total Return
                        Periods ended December 31, 2001



                              Since
                  1 Year   Inception4
CLASS I SHARES    -12.15%    2.09%
CLASS IV SHARES5  -12.15%    2.09%


-------------
1 -The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the GVIT Value Fund were designated Class I shares as of May 1, 2001.
2 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were deducted, the actual returns of this Index would be lower.
3    -The  performance  shown includes performance for a period (prior to May 1,
     2002) when the GVIT Value Fund had a subadviser other than the GVIT Value Fund's current subadviser.
4    -The  GVIT  Value  Fund  commenced  operations  October  31,  1997.
5 -These returns are based on the performance of the Class I shares of the GVIT Value Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

Past  performance  is  not  predictive  of  future  performance.

                            GVIT SMALL COMPANY FUND

How  did  the  GVIT  Small Company Fund perform against its benchmark (Class I)?

     For the year ended December 31, 2001, the GVIT Small Company Fund returned -6.70% versus 2.49% for its benchmark, the Russell 2000 (R).

What  overall  market  factors  contributed  to  the  portfolio's  performance?

     The strong overall performance by small caps helped boost the GVIT Small Company Fund's performance but these gains were offset by international companies that continued to be negatively impacted by the economic downturn of 2001. In addition, the GVIT Small Company Fund did not participate in the gains of the smallest stocks that largely contributed to the moderately positive return of its benchmark, the Russell 2000 (R).

What  factors  contributed  to  or  detracted  from  performance?

     The portfolio benefited from strong stock selection within the auto and transportation, health-care and technology sectors. The auto and transportation sector positively impacted portfolio performance due to the strong returns of American Axle & Manufacturing Holdings, Inc. and Superior Industries International Inc. Health-care stocks Cooper Companies Inc., Caremark Rx, Inc. and Owens & Minor, Inc. also contributed positively to the performance of the portfolio.

     The portfolio struggled, however, with its holdings in the consumer discretionary, consumer staples and durable goods sectors. Stocks such as PepsiAmericas Inc., Ingersoll-Rand Co. Ltd. and Sensient Technologies Corp. all negatively impacted performance during the year, outweighing the positive gains of the above sectors and stocks.

What is the view of the market and the GVIT Small Company Fund's position for the future?

     We believe that the economy and markets will continue to improve as we move through 2002. The years 2000 and 2001 were the first consecutive years since the 1970s during which the U.S. markets suffered two successive downturns. The last time there were three consecutive down market years was at the end of the Great Depression from 1939 through 1941. The markets rallied during the last few months of 2001, signaling that investor sentiment is turning positive.

     Coming out of a recession has historically benefited small-cap stocks and as we begin to participate in this economic recovery, we will continue to search for stocks that fit our discipline and process of fundamental stock selection. As always, we will continue to focus on individual stocks and let stock selection drive the portfolio.

             Comparison Of A Hypothetical $10,000 Investment in the
    GVIT Small Company Fund (Class I Shares) and the Russell 2000 Index1, 2


         Small Company  Russell 2000 Index
11/1995          10000               10000
1995. .          10695               11386
1996. .          12463               13848
1997. .          15234               15803
1998. .          14894               15962
1999. .          18100               23900
2000. .          17471               26116
2001. .          17906               24366

                            GVIT Small Company Fund3
                          Average Annual Total Return
                         Period ended December 31, 2001


                                        SINCE
                   1 YEAR   5 YEARS   INCEPTION4
Class I shares     -6.70%   11.64%    15.48%
Class II shares5   -6.94%   11.37%    15.19%
CLASS III SHARES5  -6.70%   11.64%    15.48%
CLASS IV SHARES5   -6.70%   11.64%    15.48%


                                       B-6
---------------
1 -The calculations in the graph assume the reinvestment of all dividends and distributions. The existing shares of the GVIT Small Company Fund were designated Class I shares as of May 1, 2001.
2 -The Russell 2000 Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.
3 -The performance shown includes performance for a period (prior to August 15, 2001) when the GVIT Small Company Fund had a subadviser other than the GVIT Small Company Funds current subadviser.
4 The GVIT Small Company Fund commenced operations on October 23, 1995. 5 -These returns are based on the performance of the Class I shares of the
     GVIT Small Company Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class
     I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Past  performance  is  not  predictive  of  future  performance.

                            GVIT SMALL CAP VALUE FUND

How  did  the GVIT Small Cap Value Fund perform against its benchmark (Class I)?

     For the year ended December 31, 2001, the GVIT Small Cap Value Fund returned 28.28% versus 14.02% for its benchmark, the Russell 2000 Value Index.

What  overall  market  factors  contributed  to  the  portfolios  performance?

     This year 2001 marks the third straight year in which small caps have outperformed large caps, as measured by the Russell 2000 and Russell 1000 Indexes. For the year ended December 31, 2001, the Russell 2000 Index outpaced the Russell 1000 Index by almost 15%. This strong small-cap performance helped to boost the GVIT Small Cap Value Fund's performance. In addition, valuation was also a key as the cheapest stocks in the market performed the best.

What  factors/securities  contributed  to  or  detracted  from  performance?

     United Rentals Inc., NDCHealth and FBR Asset Investment Corp. in the financial services sector contributed to performance. In the health-care sector, Covance Inc., Cephalon Inc. and Lumenis Ltd. are a few names that added to the performance of the GVIT Small Cap Value Fund. The portfolio struggled, however, with holdings in the consumer discretionary, consumer staples and durable goods sectors. Stocks such as PepsiAmericas Inc., Ingersoll-Rand Co. and Sensient Technologies Corp. all detracted from performance during the year as many of the companies in these sectors were impacted by the economic slowdown that prevailed during 2001.

     Note:  Portfolio  composition  is  subject  to  change.

What is the view of the market and the GVIT Small Cap Value Fund's position for the future?

     We believe that the economy and markets will continue to improve as we move through 2002. The years 2000 and 2001 were the first consecutive years since the 1970s, during which the U.S. markets suffered two successive downturns. The last time there were three consecutive down market years was at the end of the Great Depression from 1939 through 1941. The markets rallied during the last few months of 2001, signaling that investor sentiment is turning positive.

     Coming out of a recession has historically benefited the performance of small-cap stocks. This is largely due to lowered monetary policy benefiting smaller companies that borrow to grow-usually at higher interest rates. In addition, many small caps did not, in our opinion, become as overvalued as many large caps in the bull run of the 1990s. All of these factors, we believe, point toward a positive year for small-cap companies in 2002. As always, we continue to focus on the fundamentals of individual companies and individual stock selection.



                                       B-7


             Comparison of a Hypothetical $10,000 Investment in the GVIT Small Cap Value Fund (Class I Shares) and the Russell 2000 Value Index1, 2





         Russell 2000 Value Index  Small Cap Value
10/1997                     10000            10000
1997. .                     10452             9839
1998. .                      9778             9537
1999. .                      9633            12192
2000. .                     11831            13558
2001. .                     13490            17392





                           GVIT Small Cap Value Fund1
                          Average Annual Total Return
                        Periods ended December 31, 2001



                              Since
                   1 Year   Inception3
CLASS I SHARES     28.28%   14.21%
CLASS II SHARES4   27.90%   13.92%
CLASS III SHARES4  28.28%   14.21%
CLASS IV SHARES4   28.28%   14.21%


---------------
1 -The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the GVIT Small Cap Value Fund were designated Class I shares as of May 1, 2001.
2 -The Russell 2000 (R) Value Index measures the performance of the companies in the Russell 2000 (R) Index which are considered value stocks (i.e. with lower price-to-book ratios and lower forecasted growth values than those which are considered growth stocks). Unlike mutual fund returns, the Russell 2000 Value Index does not include expenses. If expenses were included, the actual returns of this index would be lower.
3 The GVIT Small Cap Value Fund commenced operations on October 31, 1997. 4 -These returns are based on the performance of the Class I shares of the
     GVIT Small Cap Value Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Past  performance  is  not  predictive  of  future  performance.

                               GVIT BALANCED FUND

How  did  the  GVIT  Balanced  Fund  perform  against  its  benchmark (Class I)?

     For the year ended December 31, 2001, the GVIT Balanced Fund returned -3.77% versus -3.72% for its benchmark, 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index.

What  overall  market  factors  contributed  to  the  portfolio's  performance?

     In 2001, the broad market fell into negative territory for the second year in a row-the first time in more than 25 years.



                                       B-8

     The economy fell into recession, and disappointing corporate earnings announcements plagued the markets. The Federal Reserve attempted to abate the economic decline by easing interest rates an unprecedented 11 times, bringing the Fed Funds rate to the lowest level in 40 years, 1.75%.

     A number of high-profile events, some company-specific, caused certain stocks and sectors to dramatically underperform. Examples included Enron Corp.'s bankruptcy, Providian Financial's collapse, pharmaceuticals companies' weak product pipelines, and the telecommunications sector cash flow crunch. Cyclical sectors such as retail and basic materials responded to the Federal Reserve's aggressive action to boost the economy, partially offsetting the poor showing of other areas. In addition, the U.S. consumer showed remarkable resilience during the year, providing support to consumer-oriented sectors

What  factors/securities  contributed  to  or  detracted  from  performance?

     While the turbulent equity markets of 2001 provided a challenging backdrop, the GVIT Balanced Fund slightly underperformed the benchmark for the year. The outperformance was driven by robust stock selection throughout the portfolio; stock picking added value in 15 of 19 sectors. An underweight position in Enron Corp. (-98.8%) was the largest contributor to performance as the company became the largest bankruptcy in U.S. history. However, an overweighted position in Providian Financial Corp. (+93.4%) hurt performance as the sub-prime lending category suffered from lower-than-expected fees and finance charges, and larger-than-expected credit losses.

     Within the fixed-income portion, the portfolio maintained a long duration (measure of interest-rate sensitivity) position throughout 2001. After being underweight in the corporate sector for almost all of last year, we added to our holdings in late December when corporate bonds offered strong relative value. We took advantage of the wider yield spreads and increased our positions.

What is the view of the market and the GVIT Balanced Fund's position for the future?

The economy continues to show signs of stabilization as initial jobless claims, consumer confidence and industrial surveys have improved significantly from fall levels. However, statistics of actual economic activity continue to reveal a fragile economy. Continued support from monetary policy during the coming months will be crucial in enabling the economy to begin a sustainable recovery. As always, our strategy will continue to focus on identifying relative value within sectors based on companies' longer-term earnings prospects.

             Comparison Of A Hypothetical $10,000 Investment in the
           GVIT Balanced Fund (Class I Shares), the S&P 500 Index and
                the Lehman Brothers Aggregate Bond Index1, 2, 3




         Balanced  LB Aggr. Bond  S&P 500
10/1997     10000          10000    10000
1997. .     10146          10147    10642
1998. .     10965          11030    13683
1999. .     11060          10936    16565
2000. .     11021          12208    15057
2001. .     10617          13238    13268


                                       B-9


                               GVIT Balanced Fund
                          Average Annual Total Return
                        Periods ended December 31, 2001


                              Since
                   1 Year   Inception4
CLASS I SHARES    -3.77%    1.45%
CLASS IV SHARES5  -3.77%    1.45%


---------------
1 -The calculations in the graph assume the reinvestment of dividends and distributions. The existing shares of the GVIT Balanced Fund were designated Class I shares as of May 1, 2001.

2 -The Standard & Poor's 500 Index-an unmanaged index of 500 widely held stocks of large U.S. companies-gives a broad look at how the stock prices of large U.S. companies have performed. The Lehman Brothers Aggregate Bond Index-an unmanaged index of U.S. Treasury, agency, corporate, and mortgage pass-through securities-gives a broad look at the performance of these securities. Unlike mutual funds, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index do not include expenses. If expenses were included, the actual returns of these Indices would be lower. The GVIT Balanced Fund contains both equity and fixed income securities in its portfolio. As a result, the GVIT Balanced Fund's performance should be compared to both indices together rather than to any one index individually.

3 -The performance shown includes performance for a period (prior to May 1, 2000) when the GVIT Balanced Fund had a subadviser other than J.P. Morgan Investment Management Inc.

4    -The  GVIT  Balanced  Fund  commenced  operations  October  31,  1997.

5 -These returns are based on the performance of the Class I shares of the GVIT Balanced Fund which was achieved through December 31, 2001, prior to the creation of Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar as what Class I shares produced. This is because Class IV shares will invest in the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements.

Past  performance  is  not  predictive  of  future  performance.

                            GVIT GOVERNMENT BOND FUND

How  did  the GVIT Government Bond Fund perform against its benchmark (Class I)?

     For the year ended December 31, 2001, the GVIT Government Bond Fund returned 7.25% versus 7.18% for its benchmark, the Merrill Lynch Government Master Index.

What  overall  market  factors  contributed  to  the  portfolios  performance?

     The solid performance of the GVIT Government Bond Fund was the result of the Federal Reserve easing monetary policy to lessen the impact of an economic slowdown. When the Federal Reserve is easing, shorter maturity notes tend to outperform longer maturity notes and bonds. To capture this performance differential, the portfolio was constructed to emphasize short and intermediate notes. The good performance was also the result of being overweighted in agency notes. Agency notes benefited due to historically wide spreads and their high credit quality, which attracted crossover interest from a variety of market participants.

What  factors/securities  contributed  to  or  detracted  from  performance?

     Mortgage-backed securities (MBS) performed poorly for most of the period as homeowners refinanced in record numbers. With most of the market above par, these prepayments resulted in lower yields than expected. However, our MBS holdings should perform well going forward, given their current wide spreads over Treasuries. Also, the conservative structure of our holdings should be in increasing demand as the economy begins to move out of recession, due to the protection they provide from the extension of the average life of the securities.

What is the view of the market and the GVIT Government Bond Fund's position for the future?

     Although we believe the economy will improve in 2002, we believe the Federal Reserve will not be quick to raise the Federal Funds rate and derail the expected recovery. We plan to maintain a similar exposure as the Fund's benchmark with respect to the maturities of the securities the Fund holds. At some point in the coming calendar year, we will move the GVIT Government Bond Fund toward an emphasis on long and very short holdings. This "barbelled" structure should perform well as the economy improves.


                                      B-10


             Comparison of a Hypothetical $10,000 Investment in the
               GVIT Government Bond Fund (Class I Shares) and the
                    Merrill Lynch Government Master Index1, 2





      Merrill Lynch Gov't Master Index  Government Bond
1991                             10000            10000
1992                             10723            10787
1993                             11863            11813
1994                             11480            11432
1995                             13582            13574
1996                             13957            14048
1997                             15297            15406
1998                             16803            16778
1999                             16449            16384
2000                             18605            18438
2001                             19940            19776





                            GVIT Government Bond Fund
                          Average Annual Total Return
                        Periods ended December 31, 2001


                   1 YEAR   5 YEARS   10 YEARS
Class I shares     7.25%    7.08%     7.06%
Class II shares3   6.97%    6.80%     6.78%
Class III shares3  7.25%    7.08%     7.06%
Class IV shares3   7.25%    7.08%     7.06%


---------------
1 -The calculation in the graph assumes reinvestment of dividends and distributions. The existing shares of the GVIT Government Bond Fund were designated Class I shares as of May 1, 2001.

2 -The Merrill Lynch Government Master Index gives a broad look at how the prices of U.S. government bonds have performed. Unlike mutual fund returns, the Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.

3 -These returns are based on the performance of the Class I shares of the GVIT Government Bond Fund which was achieved through December 31, 2001, prior to the creation of Class II, Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class II, Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I shares produced. This is because Class II, Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and Class III and Class IV shares have similar expenses before any fee waivers or reimbursements. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Past  performance  is  not  predictive  of  future  performance.

                                GVIT MID CAP FUND

How  did  the  GVIT  Mid  Cap  Fund  perform  against  its  benchmark (Class I)?

     For the year ended Dec. 31, 2001, the GVIT Mid Cap Fund returned -30.31% versus -20.15% for its benchmark, the Russell MidCap Index.

What  overall  market  factors  contributed  to  the  portfolio's  performance?

     The year 2001 was a difficult one for growth stock investors and for the GVIT Mid Cap Fund. In essence, 2001 could be categorized as a tug of war between aggressive Federal Reserve policy and economic uncertainty, which was exacerbated by the events of Sept. 11. Fortunately, signs of relative normalcy began to emerge during the fourth quarter.


                                      B-11


     At this juncture, signs of an economic recovery continue to build. Almost incredibly, consumer spending never really faded, despite persistent fears and uncertainty about the negative impact of corporate layoffs and the sadness triggered by the terrorist attacks.

What  factors/securities  contributed  to  or  detracted  from  performance?

     The move to a more aggressive interest-rate policy led us to shift our sector weightings. Although our move was slightly premature, we gradually increased our weighting in energy stocks as prospects for OPEC production cuts and a more balanced demand/supply situation began to take hold. In addition, we gradually reduced our weighting in defensive healthcare issues. Although earnings quality is a scarce commodity during an economic downturn, the valuations of many leading portfolio companies in the health-care sector had become too rich in our view. We also gradually increased our exposure to retailers, most notably specialty retailers.

     Throughout the year, we gradually increased the GVIT Mid Cap Fund's technology exposure. Our increased weightings in this area were probably one to two quarters ahead of an actual fundamental turn, which detracted from shorter-term performance. However, the GVIT Mid Cap Fund's investments in data storage and data transport companies reflect our belief that these areas remain spending priorities and will be among the first technology segments to benefit from an economic rebound. Similarly, with electronic component inventories in better shape, the prospects for an inventory restocking cycle continue to build. This should have a positive impact on the operating results of several semiconductor manufacturers that the GVIT Mid Cap Fund currently holds.

What is the view of the market and the GVIT Mid Cap Fund's position for the future?

     Although the magnitude of economic and corporate profit recovery is difficult to ascertain, earnings should improve as compared to 2001, valuations are more reasonable, and inflation is well contained. With this as a backdrop, it should be only a matter of time before the U.S. economy and overall corporate earnings growth begin to recover. This should lead the market higher, since earnings growth drives stock prices. Of course, negative risks still remain. Another terrorist attack or economic shock is possible. But, risks never cease to exist.

     What changes is investor appreciation of the risks. The recent successes in the war against terrorism and signs of an economic recovery point to better times ahead, particularly for growth stocks. Historically, growth stocks have tended to lead all other sectors out of a sluggish economic environment, and we expect the market to follow this trend.

              Comparison of a Hypothetical $10,000 Investment in th
  GVIT Mid Cap Fund (Class I Shares) and the S&P/Barra Mid Cap 400 Growth Index
                      and the Russell Midcap Index1, 2, 3




         S&P/Barra Mid Cap 400 Growth Index  Russell Midcap Index  GVIT Mid Cap Fund
10/1997                               10000                 10000              10000
1997. .                               10197                 10520              10220
1998. .                               13750                 11582              11710
1999. .                               17703                 13694              21636
2000. .                               19324                 14823              18309
2001. .                               17784                 11836              12760


                                      B-12

                                GVIT Mid Cap Fund
                          Average Annual Total Return
                        Periods ended December 31, 2001


                              Since
                   1 Year   Inception4
CLASS I SHARES     -30.31%    6.04%
CLASS III SHARES5  -30.31%    6.04%
CLASS IV SHARES5   -30.31%    6.04%


---------------
1 -The calculations in the graph assume reinvestment of dividends and distributions. The existing shares of the GVIT Mid Cap Fund were designated Class I shares as of May 1, 2001.
2 -The Russell Midcap Index is an index which measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 25% of the total market capitalization of the Russell 1000 Index. The GVIT Mid Cap Fund is changing the index to which it is compared from the S&P/Barra MidCap 400 Index to the Russell Midcap Index because this index more accurately reflects trends in market capitalizations resulting from appreciation and depreciation of the market. Unlike mutual fund returns, the Russell Midcap Index does not include expenses. If expenses were included, the actual returns of this index would be lower.
3 -The S&P/Barra MidCap 400 Growth Index-an unmanaged index of companies in the S&P 400 MidCap Index whose stocks have higher price-tobook ratios-gives a broad look at how the prices of growth style stocks of medium-size U.S. companies have performed. Unlike mutual funds, the S&P/Barra MidCap 400 Growth Index does not include expenses. If expenses were included, the actual  returns  of  this  Index  would  be  lower.
4    The  GVIT  Mid  Cap  Fund  commenced  operations  October  31,  1997.
5 -These returns are based on the performance of the Class I shares of the GVIT Mid Cap Fund which was achieved through December 31, 2001, prior to the creation of Class III or Class IV shares. Class I shares' average annual total returns reflect the effect of periodic fee waivers or reimbursements. Had Class III or Class IV shares had the same fee waivers or reimbursements and been in existence during these periods, such shares' average annual returns would have been the same or similar, except as noted below, as what Class I produced. This is because Class III and Class IV shares invest in, or will invest in, the same portfolio of securities as Class I shares and have similar expenses before any fee waivers or reimbursements. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Past  performance  is  not  predictive  of  future  performance.


                                      B-13



                                    EXHIBIT C

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the following GVIT Acquiring Funds' financial performance for the past five years (or for the period of a Fund's operations if less than five years): GVIT Total Return Fund, GVIT Growth Fund, GVIT Value Fund, GVIT Small Company Fund, GVIT Small Cap Value Fund, GVIT Balanced Fund, GVIT Government Bond Fund, GVIT Mid Cap Fund, and GVIT Money Market Fund. Certain information reflects financial results for a single fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in Class I Shares of such a GVIT Acquiring Fund, assuming reinvestment of all dividends and distributions. Although Class IV shares of the GVIT Acquiring Funds were not available during the time periods reflected in these tables, the performance of the Class IV shares would have been substantially similar because Class IV shares of a GVIT Acquiring Fund invest in the same portfolio of securities as Class I shares and differ only to the extent that Class IV shares may have lower expenses as a result of fee waivers and reimbursements. The total returns do not include charges that are imposed by variable contracts. If these charges were reflected, returns would be lower than those shown.

     The financial highlights through year ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, whose report, along with each GVIT Acquiring Fund's financial statements, are included in the annual report, which is available upon request. The financial highlights for the period ended June 30, 2002 have not been audited.

     For further information, please see the notes to the financial statements contained in each GVIT Acquiring Fund's annual report, which have been audited, and/or semi-annual report, which have not been audited.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

ENDED


                                      SIX  MONTHS
                                          ENDED      YEAR  ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
GVIT TOTAL RETURN FUND                JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       (Unaudited)       2001(a)           2000            1999            1998
                                      -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE -
   BEGINNING OF PERIOD               $         9.89   $       11.64   $       18.81   $       18.40   $       16.38
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                 0.03            0.08            0.12            0.12            0.19
  Net realized and unrealized
     gains (losses) on investments            (0.62)          (1.46)          (0.47)           1.13            2.77
    Total investment activities               (0.59)          (1.38)          (0.35)           1.25            2.96
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------------
  Net investment income                       (0.03)          (0.08)          (0.12)          (0.12)          (0.19)
--------------------------------------------------------------------------------------------------------------------
  Net realized gains                              -           (0.29)          (6.70)          (0.72)          (0.75)
--------------------------------------------------------------------------------------------------------------------
  Tax return of capital                           -               -               -               -               -
      Total distributions                     (0.03)          (0.37)          (6.82)          (0.84)          (0.94)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                   $         9.27   $        9.89   $       11.64   $       18.81   $       18.40
--------------------------------------------------------------------------------------------------------------------
Total Return                              (5.97%)(b)        (11.82%)         (2.12%)           6.94%          18.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end
    of period (000)                  $    1,541,387   $   1,677,316   $   2,014,759   $   2,419,737   $   2,343,437
Ratio of expenses to
     average net assets                 0.83% (c)(d)       0.78% (d)       0.78% (d)           0.72%           0.65%
Ratio of net investment income
    (loss) to average net assets        0.66% (c)(e)       0.77% (e)       0.63% (e)           0.64%           1.05%
Portfolio turnover                            11.75%          58.36%         148.28%          29.95%          17.13%

                                       YEAR ENDED
GVIT TOTAL RETURN FUND                DECEMBER 31,
                                          1997
                                     -------------
NET ASSET VALUE -
   BEGINNING OF PERIOD               $       13.27
---------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                0.23
  Net realized and unrealized
     gains (losses) on investments            3.65
---------------------------------------------------
    Total investment activities               3.88
---------------------------------------------------
DISTRIBUTIONS:
  Net investment income                      (0.23)
  Net realized gains                         (0.53)
  Tax return of capital                      (0.01)
---------------------------------------------------
      Total distributions                    (0.77)
---------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                   $       16.38
---------------------------------------------------
Total Return                                 29.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end
    of period (000)                  $   1,849,241
Ratio of expenses to
     average net assets                       0.54%
Ratio of net investment income
    (loss) to average net assets              1.54%
Portfolio turnover                           13.85%

---------------
(a) The existing shares of the GVIT Total Return Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 0.83% for the period ended June 30, 2002, 0.82% for the year ended December 31, 2001, and 0.81% for the year ended December 31, 2000.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income (loss) ratio would have been 0.66% for the period ended June 30, 2002, 0.73% for the year ended December 31, 2001, and 0.60% for the year ended December 31, 2000.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                      SIX MONTHS
                                         ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT GROWTH FUND                     JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)       2001(a)           2000            1999            1998
                                    --------------   -------------   --------------   ------------    --------------

NET ASSET VALUE -
     BEGINNING OF PERIOD            $        10.55   $       14.68   $       25.71   $       26.59   $       21.21
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)               (0.01)          (0.01)          (0.01)           0.17            0.19
  NET REALIZED AND
     UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS                  (1.80)          (4.12)          (6.76)           0.92            6.14
--------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES            (1.81)          (4.13)          (6.77)           1.09            6.33
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                          -               -           (0.04)          (0.17)          (0.19)
  NET REALIZED GAINS                             -               -           (4.22)          (1.60)          (0.76)
  TAX RETURN OF CAPITAL                          -               -               -           (0.20)              -
--------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                        -               -           (4.26)          (1.97)          (0.95)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
      END OF PERIOD                 $         8.74   $       10.55   $       14.68   $       25.71   $       26.59
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            (17.16%)(b)        (28.13%)        (26.53%)           4.28%          29.96%
RATIOS/SUPPLEMENTAL
      DATA:
NET ASSETS, AT END
     OF PERIOD (000)                $      268,578   $     352,147   $     606,599   $   1,067,839   $   1,064,498
RATIO OF EXPENSES TO
      AVERAGE NET ASSETS               0.84% (c)(d)       0.80% (d)       0.80% (d)           0.74%           0.67%
RATIO OF NET INVESTMENT
     INCOME (LOSS)
      TO AVERAGE
      NET ASSETS                      (0.10%)(c)(e)     (0.10%) (e)     (0.07%) (e)           0.62%           0.83%
PORTFOLIO TURNOVER                          118.12%         227.28%         205.34%          24.70%          10.67%



                                      YEAR ENDED
GVIT GROWTH FUND                     DECEMBER 31,
                                         1997
                                     ------------

NET ASSET VALUE -
     BEGINNING OF PERIOD            $       16.28
--------------------------------------------------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)               0.20
  NET REALIZED AND
     UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS                  5.39
--------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES            5.59
--------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                     (0.20)
  NET REALIZED GAINS                        (0.46)
  TAX RETURN OF CAPITAL                         -
--------------------------------------------------
      TOTAL DISTRIBUTIONS                   (0.66)
--------------------------------------------------
NET ASSET VALUE -
      END OF PERIOD                 $       21.21
--------------------------------------------------
TOTAL RETURN                                34.49%
RATIOS/SUPPLEMENTAL
      DATA:
NET ASSETS, AT END
     OF PERIOD (000)                $     481,738
RATIO OF EXPENSES TO
      AVERAGE NET ASSETS                     0.56%
RATIO OF NET INVESTMENT
     INCOME (LOSS)
      TO AVERAGE
      NET ASSETS                             1.10%
PORTFOLIO TURNOVER                          10.88%

---------------
(a) The existing shares of the GVIT Growth Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 0.85% for the period ended June 30, 2002, 0.85% for the year ended December 31, 2001, and 0.83% for the year ended December 31, 2000.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income (loss) ratio would have been (0.11%) for the period ended June 30, 2002, (0.15%) for the year ended December 31, 2001, and (0.10%) for the year ended December 31, 2000.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                       SIX MONTHS
                                          ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT VALUE FUND                       JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       (UNAUDITED)       2001(a)           2000            1999            1998
                                      --------------   ------------    -----------     ------------    -------------
NET ASSET VALUE -
   BEGINNING OF PERIOD               $        10.38   $       11.99   $       13.53   $       11.47   $       10.16
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                 0.07            0.15            0.12            0.05            0.10
  NET REALIZED AND UNREALIZED
    GAINS  (LOSSES) ON INVESTMENTS            (1.53)          (1.61)          (1.54)           2.06            1.44
--------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT ACTIVITIES              (1.46)          (1.46)          (1.42)           2.11            1.54
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                       (0.07)          (0.15)          (0.12)          (0.04)          (0.10)
  NET REALIZED GAINS                              -               -               -           (0.01)          (0.13)
--------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                     (0.07)          (0.15)          (0.12)          (0.05)          (0.23)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                   $         8.85   $       10.38   $       11.99   $       13.53   $       11.47
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            (14.16%) (c)        (12.15%)        (10.62%)          18.49%          15.13%

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END
     OF PERIOD (000)                 $       44,448   $      52,848   $      55,951   $      29,189   $      14,194
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                  1.04%(d)(e)        0.95%(e)        0.95%(e)        0.95%(e)        0.95%(e)
RATIO OF NET INVESTMENT
     INCOME (LOSS)
     TO AVERAGE NET ASSETS               1.29%(d)(f)        1.41%(f)        0.96%(f)        0.43%(f)        1.11%(f)
PORTFOLIO TURNOVER                           139.69%         127.03%          72.32%          45.16%          49.12%



                                       YEAR ENDED
GVIT VALUE FUND                       DECEMBER 31,
                                        1997 (b)
                                      -------------
NET ASSET VALUE -
   BEGINNING OF PERIOD               $       10.00
---------------------------------------------------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                0.02
  NET REALIZED AND UNREALIZED
    GAINS  (LOSSES) ON INVESTMENTS            0.16
---------------------------------------------------
     TOTAL INVESTMENT ACTIVITIES              0.18
---------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                      (0.02)
  NET REALIZED GAINS                             -
---------------------------------------------------
      TOTAL DISTRIBUTIONS                    (0.02)
---------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                   $       10.16
---------------------------------------------------
TOTAL RETURN                               1.77%(c)

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END
     OF PERIOD (000)                 $       1,610
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                 0.95%(d)(e)
RATIO OF NET INVESTMENT
     INCOME (LOSS)
     TO AVERAGE NET ASSETS              1.34%(d)(f)
PORTFOLIO TURNOVER                           14.52%

---------------

(a) The existing shares of the GVIT Value Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 1.05% for the period ended June 30, 2002, 1.09% for the year ended December 31, 2001, 1.11% for the year ended December 31, 2000, 1.09% for the year ended December 31, 1999, 1.15% for the year ended December 31, 1998, and
     5.63%  for  the  period  ended  December  31,  1997.
(f) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income (loss) ratio would have been 1.28% for the period ended June 30, 2002, 1.27% for the year ended December 31, 2001, 0.80% for the year ended December 31, 2000, 0.29% for the year ended December 31, 1999, 0.91% for the year ended December 31, 1998, and (3.34%) for the period ended December 31, 1997.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                        SIX MONTHS
                                           ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT SMALL COMPANY FUND                JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        (UNAUDITED)       2001(a)           2000            1999            1998
                                       -------------    ------------   --------------   -------------   -------------
NET ASSET VALUE -
     BEGINNING OF PERIOD              $        18.64   $       20.00   $       22.12   $       16.01   $       15.85
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                 (0.03)              -            0.02           (0.03)           0.03
  NET REALIZED AND UNREALIZED
     GAINS  (LOSSES) ON INVESTMENTS            (0.78)          (1.34)           1.91            7.03            0.13
---------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES              (0.81)          (1.34)           1.93            7.00            0.16
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                            -           (0.02)          (0.01)              -               -
  NET REALIZED GAINS                               -               -           (4.04)          (0.89)              -
---------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                          -           (0.02)          (4.05)          (0.89)              -
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                    $        17.83   $       18.64   $       20.00   $       22.12   $       16.01
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                               (4.35%)(b)         (6.70%)           8.90%          44.02%           1.01%
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END OF PERIOD (000)    $      708,355   $     743,468   $     790,607   $     542,537   $     406,569
RATIO OF EXPENSES TO AVERAGE
     NET ASSETS                              1.17%(c)           1.20%           1.21%           1.15%           1.07%
RATIO OF NET INVESTMENT INCOME
     (LOSS)  TO AVERAGE
     NET ASSETS                            (0.32%)(c)           0.02%           0.06%         (0.16%)           0.21%
PORTFOLIO TURNOVER                             48.58%         135.90%         163.66%         134.74%         141.27%



                                        YEAR ENDED
GVIT SMALL COMPANY FUND                DECEMBER 31,
                                           1997
                                       -------------
NET ASSET VALUE -
     BEGINNING OF PERIOD              $       13.89
----------------------------------------------------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                 0.01
  NET REALIZED AND UNREALIZED
     GAINS  (LOSSES) ON INVESTMENTS            2.40
----------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES              2.41
----------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                           -
  NET REALIZED GAINS                          (0.45)
----------------------------------------------------
      TOTAL DISTRIBUTIONS                     (0.45)
----------------------------------------------------
NET ASSET VALUE -
     END OF PERIOD                    $       15.85
----------------------------------------------------
TOTAL RETURN                                  17.35%
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END OF PERIOD (000)    $     343,808
RATIO OF EXPENSES TO AVERAGE
     NET ASSETS                                1.11%
RATIO OF NET INVESTMENT INCOME
     (LOSS)  TO AVERAGE
     NET ASSETS                                0.05%
PORTFOLIO TURNOVER                           134.38%

---------------
(a) The existing shares of the GVIT Small Company Fund were designated Class I shares as of May 1, 2001.
(b)  Not  Annualized.
(c)  Annualized.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                      SIX MONTHS
                                         ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT SMALL CAP VALUE FUND            JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)       2001(a)           2000            1999            1998
                                     -------------    -------------   ------------    ------------    ------------
NET ASSET VALUE -
     BEGINNING OF PERIOD            $        10.36   $        8.70   $        9.72   $        9.49   $        9.79
---------------------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                   -               -           (0.02)          (0.02)          (0.01)
  NET REALIZED AND
     UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                   (1.28)           2.44            1.06            2.38           (0.29)
---------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES            (1.28)           2.44            1.04            2.36           (0.30)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                          -               -               -               -               -
  NET REALIZED GAINS                         (0.21)          (0.78)          (2.06)          (2.13)              -
---------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                    (0.21)          (0.78)          (2.06)          (2.13)              -
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
      END OF PERIOD                 $         8.87   $       10.36   $        8.70   $        9.72   $        9.49
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            (12.35%)(c)          28.28%          11.20%          27.84%         (3.06%)

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END
     OF PERIOD (000)                $      658,127   $     697,860   $     280,110   $     131,929   $      50,439
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                 1.10%(d)(e)        1.05%(e)        1.05%(e)        1.05%(e)        1.05%(e)
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO AVERAGE
      NET ASSETS                      (0.07%)(d)(f)        0.04%(f)      (0.31%)(f)      (0.28%)(f)      (0.21%)(f)
PORTFOLIO TURNOVER                           67.78%         164.87%         181.85%         270.26%         283.65%



                                      YEAR ENDED
GVIT SMALL CAP VALUE FUND            DECEMBER 31,
                                       1997 (B)
                                    -------------
NET ASSET VALUE -
     BEGINNING OF PERIOD            $       10.00
--------------------------------------------------
   INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)               0.01
  NET REALIZED AND
     UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                  (0.17)
--------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES           (0.16)
--------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                     (0.01)
  NET REALIZED GAINS                        (0.04)
--------------------------------------------------
      TOTAL DISTRIBUTIONS                   (0.05)
--------------------------------------------------
NET ASSET VALUE -
      END OF PERIOD                 $        9.79
--------------------------------------------------
TOTAL RETURN                            (1.61%)(c)

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, AT END
     OF PERIOD (000)                $       2,069
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                1.05%(d)(e)
RATIO OF NET INVESTMENT
     INCOME (LOSS) TO AVERAGE
      NET ASSETS                       0.50%(d)(f)
PORTFOLIO TURNOVER                           8.38%


---------------
(a) The existing shares of the GVIT Small Value Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 1.10% for the period ended June 30, 2002, 1.15% for the year ended December 31, 2001, 1.20% for the year ended December 31, 2000, 1.27% for the year ended December 31, 1999, 1.33% for the year ended December 31, 1998, and
     6.31%  for  the  period  ended  December  31,  1997.
(f) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income (loss) ratio would have been (0.07%) for the period ended June 30, 2002, (0.06%) for the year ended December 31, 2001, (0.46%) for the year ended December 31, 2000, (0.50%) for the year ended December 31, 1999, (0.49%) for the year ended December 31, 1998, and (4.76%) for the period ended December 31, 1997.

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING




                                      SIX MONTHS
                                         ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT BALANCED FUND                   JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      (UNAUDITED)       2001(a)           2000            1999            1998
                                     -------------   -------------   --------------   ------------   --------------
NET ASSET VALUE -
     BEGINNING OF PERIOD            $         9.40   $       10.00   $       10.31   $       10.58   $       10.10
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                0.11            0.22            0.28            0.37            0.30
  NET REALIZED AND
    UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                   (0.90)          (0.60)          (0.30)          (0.28)           0.51
---------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES            (0.79)          (0.38)          (0.02)           0.09            0.81
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                      (0.10)          (0.22)          (0.29)          (0.36)          (0.30)
  NET REALIZED GAINS                             -               -               -               -           (0.03)
---------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                    (0.10)          (0.22)          (0.29)          (0.36)          (0.33)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
    END OF PERIOD                   $         8.51   $        9.40   $       10.00   $       10.31   $       10.58
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             (8.49%)(c)         (3.77%)         (0.35%)           0.87%           8.07%

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS AT END OF PERIOD (000)   $      149,357   $     149,875   $     112,577   $      78,157   $      40,885
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                 0.98%(d)(e)        0.90%(e)        0.90%(e)        0.90%(e)        0.90%(e)
RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS        2.27%(d)(f)        2.34%(f)        2.86%(f)        3.68%(f)        3.81%(f)
PORTFOLIO TURNOVER                          128.54%         181.89%         252.43%         103.69%         137.35%



                                      YEAR ENDED
GVIT BALANCED FUND                   DECEMBER 31,
                                         1997
                                     -------------
NET ASSET VALUE -
     BEGINNING OF PERIOD            $       10.00
--------------------------------------------------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)               0.05
  NET REALIZED AND
    UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                   0.10
--------------------------------------------------
      TOTAL INVESTMENT ACTIVITIES            0.15
--------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                     (0.05)
  NET REALIZED GAINS
--------------------------------------------------
      TOTAL DISTRIBUTIONS                   (0.05)
--------------------------------------------------
NET ASSET VALUE -
    END OF PERIOD                   $       10.10
--------------------------------------------------
TOTAL RETURN                              1.46%(c)

RATIOS/SUPPLEMENTAL DATA:
NET ASSETS AT END OF PERIOD (000)   $       1,866
RATIO OF EXPENSES TO
     AVERAGE NET ASSETS                0.90%(d)(e)
RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS      4.08% (d)(f)
PORTFOLIO TURNOVER                           0.19%



---------------
(a) The existing shares of the GVIT Balanced Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 0.99% for the period ended June 30, 2002, 1.03% for the year ended December 31, 2001, 1.07% for the year ended December 31, 2000, 1.00% for the year ended December 31, 1999, 0.96% for the year ended December 31, 1998, and
     4.90%  for  the  period  ended  December  31,  1997.
(f) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income ratio would have been 2.26% for the period ended June 30, 2002, 2.21% for the year ended December 31, 2001, 2.69% for the year ended December 31 2000, 3.58% for the year ended December 31, 1999, 3.75% for the year ended December 31, 1998, and 0.08% for the period ended December 31, 1997.

--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS - CLASS I SHARES
              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING





                                            SIX MONTHS
                                               ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT GOVERNMENT BOND FUND                  JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            (UNAUDITED)       2001(a)           2000            1999            1998
                                           -------------    ------------    ------------    -------------   -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                    $        11.66   $       11.44   $       10.79   $       11.69   $       11.38
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                      0.28            0.58            0.66            0.61            0.63
  NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                          0.20            0.24            0.65           (0.88)           0.37
-------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT
         ACTIVITIES                                 0.48            0.82            1.31           (0.27)           1.00
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                            (0.27)          (0.58)          (0.66)          (0.61)          (0.63)
  NET REALIZED GAINS                               (0.01)          (0.02)             --           (0.02)          (0.06)
-------------------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                          (0.28)          (0.60)          (0.66)          (0.63)          (0.69)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
    END OF PERIOD                         $        11.86   $       11.66   $       11.44   $       10.79   $       11.69
-------------------------------------------------------------------------------------------------------------------------
Total Return                                     4.18%(b)           7.25%          12.54%         (2.35%)           8.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)        $    1,535,903   $   1,301,828   $     867,139   $     769,957   $     761,897
Ratio of expenses to average net assets            0.73%(c)(d)     0.66%(d)        0.66%(d)         0.65%           0.57%
Ratio of net investment income
   (loss) to average net assets                    4.93%(c)(e)     5.21% (e)       6.00% (e)        5.41%           5.60%
Portfolio turnover                                31.25%          55.80%          75.91%           51.61%          32.03%



                                            YEAR ENDED
GVIT GOVERNMENT FUND                       DECEMBER 31,
                                               1997
                                           -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                    $       11.04
--------------------------------------------------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME (LOSS)                     0.69
  NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                         0.34
--------------------------------------------------------
      TOTAL INVESTMENT
         ACTIVITIES                                1.03
--------------------------------------------------------
DISTRIBUTIONS:
  NET INVESTMENT INCOME                           (0.69)
  NET REALIZED GAINS                                 --
--------------------------------------------------------
      TOTAL DISTRIBUTIONS                         (0.69)
--------------------------------------------------------
NET ASSET VALUE --
    END OF PERIOD                         $       11.38
--------------------------------------------------------
Total Return                                       9.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)        $     475,392
Ratio of expenses to average net assets            0.53%
Ratio of net investment income
   (loss) to average net assets                    6.19%
Portfolio turnover                                68.61%

---------------

(a) The existing shares of the GVIT Government Bond Fund were designated Class I shares as of May 1, 2001.
(b)  Not  annualized.
(c)  Annualized.
(d) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 0.73% for the period ended June 30, 2002, 0.73% for the year ended December 31, 2001, and 0.73% for the period ended December 31, 2000.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income ratio would have been 4.93% for the period ended June 30, 2002, 5.14% for the year ended December 31, 2001, and 5.93% for the year ended December 31, 2000.

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS  -  CLASS  I  SHARES
SELECTED  DATA  FOR  EACH  SHARE  OF  CAPITAL  OUTSTANDING



                                            SIX MONTHS
                                               ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT MID CAP FUND                          JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            (Unaudited)       2001(a)           2000            1999            1998
                                           -------------    -------------   ------------    -----------     -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                    $        11.59   $       16.63   $       20.44   $       11.70   $       10.21
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     (0.05)          (0.07)          (0.06)          (0.01)             --
  Net realized and unrealized gains
   (losses) on investments                         (2.70)          (4.97)          (2.92)           9.87            1.49
-------------------------------------------------------------------------------------------------------------------------
    Total investment activities                    (2.75)          (5.04)          (2.98)           9.86            1.49
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                               --              --              --              --              --
  Net realized gains                                  --              --           (0.83)          (1.12)             --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                   --              --           (0.83)          (1.12)             --
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
   END OF PERIOD                          $         8.84   $       11.59   $       16.63   $       20.44   $       11.70
-------------------------------------------------------------------------------------------------------------------------
Total Return                                     (23.73%)(c)     (30.31%)        (15.38%)         84.75%          14.59%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)        $      133,810   $     169,323   $     244,804   $      99,091   $      10,342
Ratio of expenses to average net assets            1.14%(d)(e)     1.00%(e)        1.00%(e)        1.00%(e)        1.00%(e)
Ratio of net investment income  (loss)
    to average net assets                         (0.88%)(d)(f)   (0.54%)(f)      (0.40%)(f)      (0.15%)(f)      (0.04%)(f)
Portfolio turnover                                230.61%         635.03%         632.95%         637.83%         369.83%



                                            YEAR ENDED
GVIT MID CAP FUND                          DECEMBER 31,
                                             1997 (b)
                                           -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                    $       10.00
--------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     0.01
  Net realized and unrealized gains
   (losses) on investments                         0.21
--------------------------------------------------------
    Total investment activities                    0.22
--------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                           (0.01)
  Net realized gains                                 --
--------------------------------------------------------
Total distributions                               (0.01)
--------------------------------------------------------
NET ASSET VALUE --
   END OF PERIOD                          $       10.21
--------------------------------------------------------
Total Return                                      2.20%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)        $       1,347
Ratio of expenses to average net assets           1.00%(d)(e)
Ratio of net investment income  (loss)
    to average net assets                         0.68%(d)(f)
Portfolio turnover                               27.32%


---------------
(a) The existing shares of the GVIT Mid Cap Fund were designated Class I shares as of May 1, 2001.
(b) For the period from October 31, 1997 (commencement of operations) through December 31, 1997.
(c)  Not  annualized.
(d)  Annualized.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the GVIT Mid Cap Fund, the expense ratio would have been 1.15% for the period ended June 30, 2002, 1.18% for the year ended December 31, 2001, 1.17% for the year ended December 31, 2000, 1.23% for the year ended December 31, 1999, 1.55% for the year ended December 31, 1998, and 6.33% for the period ended December 31, 1997.
(f) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income (loss) ratio would have been (0.89%) for the period ended June 30, 2002, (0.72%) for the year ended December 31, 2001, (0.57%) for the year ended December 31 2000, (0.38%) for the year ended December 31, 1999, (0.59%) for the year ended December 31, 1998, and (4.65%) for the period ended December

--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS - CLASS I SHARES
SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                        SIX MONTHS
                                                           ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED
GVIT MONEY MARKET FUND                                 JUNE 30, 2002    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        (Unaudited)       2001(a)           2000            1999
                                                       ------------    -------------    ------------    -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                $         1.00   $        1.00   $        1.00   $        1.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                                         0.01            0.04            0.06            0.05
      Total investment activities                               0.01            0.04            0.06            0.05
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                                        (0.01)          (0.04)          (0.06)          (0.05)

---------------------------------------------------------------------------------------------------------------------
      Total distributions                                      (0.01)          (0.04)          (0.06)          (0.05)

NET ASSET VALUE --
   END OF PERIOD                                      $         1.00   $        1.00   $        1.00   $        1.00

---------------------------------------------------------------------------------------------------------------------
Total Return                                                  0.62%(b)          3.60%          6.03%            4.81%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                    $    2,705,192   $   2,869,354   $   1,982,922   $   2,127,500
Ratio of expenses to average net assets                        0.62%(c)(d)     0.55%(d)        0.55%(d)        0.54%
Ratio of net investment income to
   average net assets                                         1.24%(c)(e)      3.41%(e)        5.87%(e)        4.77%


FINANCIAL HIGHLIGHTS - CLASS I SHARES
SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                        YEAR ENDED      YEAR ENDED
GVIT MONEY MARKET FUND                                 DECEMBER 31,    DECEMBER 31,
                                                           1998            1997
                                                       -----------     -------------
NET ASSET VALUE --
   BEGINNING OF PERIOD                                $        1.00   $        1.00
------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
  Net investment income                                        0.05            0.05
      Total investment activities                              0.05            0.05
------------------------------------------------------------------------------------
DISTRIBUTIONS:
  Net investment income                                       (0.05)          (0.05)
------------------------------------------------------------------------------------
      Total distributions                                     (0.05)          (0.05)
NET ASSET VALUE --
   END OF PERIOD                                      $        1.00   $        1.00
------------------------------------------------------------------------------------
Total Return                                                   5.27%           5.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                     $   1,373,334   $     993,597
Ratio of expenses to average net assets                        0.46%           0.51%
Ratio of net investment income to
   average net assets                                          5.15%           5.16%

---------------
(a) The existing shares of the GVIT Money Market Fund were designated Class I shares as of May 1, 2001.
(b)  Not  Annualized.
(c)  Annualized.
(d) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the expense ratio would have been 0.62% for the period ended June 30, 2002, 0.61% for the year ended December 31, 2001, and 0.61% for the period ended December 31, 2000.
(e) Such ratios are after any management fee waivers and expense reimbursements. Had Gartmore-U.S. not waived a portion of its fees or reimbursed other expenses for the Fund, the net investment income ratio would have been 1.24% for the period ended June 30, 2002, 3.35% for the year ended December 31, 2001, and 5.81% for the year ended December 31, 2000.

--------------------------------------------------------------------------------

                                    EXHIBIT D

                          INVESTMENT ADVISORY AGREEMENT

     THIS INVESTMENT ADVISORY AGREEMENT (the "Agreement"), by and between GARTMORE MUTUAL FUND CAPITAL TRUST, a Delaware business trust (the "Adviser"), and MARKET STREET FUND, a Delaware business trust (the "Fund"), made as of _______________, 2003, and effective with respect to the series portfolios of Market Street Fund (said portfolios hereinafter referred to collectively as the "Portfolios," and each a "Portfolio") (said Market Street Fund hereinafter referred to as the "Fund"), as specified in this Agreement.

     WHEREAS, the Fund is a series-type, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), that currently consists of eleven investment portfolios (each, a "Portfolio"), each such Portfolio having its own investment objective(s); and

     WHEREAS, the Fund issues a separate series of shares for each Portfolio, which shares represent fractional undivided interests in the Portfolio; and

     WHEREAS, the Adviser is engaged principally in rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"); and

     WHEREAS, the Fund desires to retain the Adviser to provide or to arrange to provide overall investment management of the Fund's Portfolios, in the manner and on the terms and conditions set forth in this Agreement; and

     WHEREAS, the Adviser is willing to provide or to arrange to provide, investment advisory services to the Fund and the Fund's Portfolios on the terms and conditions set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and the covenants contained in this Agreement, the Fund and Adviser hereby agree as follows:

1. Appointment of Adviser. The Fund hereby appoints the Adviser to provide investment advisory services for the Portfolios specified in an appendix to this Agreement (each, a "Portfolio"), as this appendix may be amended from time to time under this Agreement ("Appendix A"). Pursuant to this Agreement and subject to the oversight and supervision by Fund's Board of Trustees (the "Board"), the Adviser shall manage the investment and reinvestment, or arrange for the investment and reinvestment of each Portfolio's assets.

2. Acceptance of Appointment by Adviser. The Adviser hereby accepts the appointment by the Fund in the foregoing capacity and agrees, at the Adviser's own expense, to render the services set forth herein and to provide the office space, furnishings, equipment, and personnel required by the Adviser to perform these services on the terms and for the compensation provided in this Agreement.

3. Services to be Provided by Adviser. In particular, the Adviser shall furnish continuously an investment program for the Portfolio and shall determine from time to time in the Adviser's discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Portfolio shall be held in various securities, cash, or other investments. In this connection, the Adviser shall provide the Fund's Board and officers, with any reports and documentation as the Adviser, and the Fund's Board and officers shall reasonably request regarding the Adviser's management of the Portfolio assets. The Adviser shall not delegate any of the Adviser's duties under this Agreement to any other Adviser without the consent and approval of the Fund's Board and a majority of those trustees who are not parties to this Agreement or "interested persons" of any party; provided, that, in the event the Adviser is authorized to so delegate, the Adviser shall retain overall responsibility for these delegated powers and functions and any and all obligations and liabilities in connection therewith.

4. Compliance by Adviser With Portfolio Policies and Applicable Law. The Adviser shall carry out the Adviser's responsibilities under this Agreement in compliance with: (a) a Portfolio's investment objective, policies, and restrictions, as set forth in the Fund's current registration statement, as amended from time to time; (b) any policies or directives as the Fund's Board may from time to time establish or issue and communicate to the Adviser in writing; and (c) applicable law and related regulations. The Fund shall promptly notify the Adviser in writing of changes to (a) or (b) above and shall notify the Adviser in writing of changes to (c) above promptly after the Fund becomes aware of these changes.


                                       D-1


5.   Adviser's  Duties  Regarding  Portfolio  Transactions.

     -(a) Placement of Orders. The Adviser shall take all actions the Adviser considers necessary to implement the investment policies of the Portfolio, and, in particular, to place all orders for the purchase or sale of securities or other investments for the Portfolio with brokers or dealers the Adviser selects, and, to that end, the Adviser is authorized as the Fund's agent to give instructions to the Fund's custodian as to deliveries of securities or other investments and payments of cash for a Portfolio's account. In connection with the selection of brokers or dealers and the placement of purchase and sale orders, the Adviser is directed at all times to seek to obtain best execution and price within the policy guidelines determined by the Fund's Board and set forth in the Fund's current registration statement.

     -(b) Selection of Brokers and Dealers. To the extent permitted by the policy guidelines set forth in the Fund's current registration statement, in the selection of brokers and dealers to execute portfolio transactions, the Adviser is authorized to consider not only the available prices and rates of brokerage commissions but also other relevant factors, which may include, without limitation: the execution capabilities of the brokers and dealers; the research, custody, and other services provided by the brokers and dealers that the Adviser believes will enhance the Adviser's general portfolio management capabilities; the size of the transaction; the difficulty of execution; the operational facilities of these brokers and dealers; the risk to this broker or dealer of positioning a block of securities; and the overall quality of brokerage and research services provided by these brokers and dealers. In connection with the foregoing, the Adviser is specifically authorized to pay those brokers and dealers who provide brokerage and research services to the Adviser, a higher commission than that charged by other brokers and dealers if the Adviser determines in good faith that the amount of the commission is reasonable in relation to the value of these services in terms of either the particular transaction or in terms of the Adviser's overall responsibilities with respect to the Portfolio and to any other client accounts or portfolios that the Adviser advises. The execution of these transactions shall not be considered to represent an unlawful breach of any duty created by this Agreement or otherwise.

     -(c) Soft Dollar Arrangements. On an ongoing basis, but not less often than annually, the Adviser shall identify and provide a written description to the Fund of all "soft dollar" arrangements that the Adviser maintains with respect to the Portfolio or with brokers or dealers that execute transactions for the Portfolio. Prior to the commencement of the active management of the Portfolio, and periodically thereafter, but not less often than annually, the Adviser shall provide the Fund with a written description of all arrangements with third parties and other individuals, entities, brokers, or money management firms that have or may receive or share in the payment of fees for services in connection with securing or continuing this Agreement.

     -(d) Aggregated Transactions. The Adviser also is authorized to aggregate purchase and sale orders for securities held (or to be held) in the Portfolio with similar orders being made on the same day for other client accounts or portfolios that the Adviser manages. When an order is so aggregated: (a) the actual prices applicable to the aggregated transaction will be averaged, and the Portfolio and each other account or portfolio participating in the aggregated transaction shall be treated as having purchased or sold the Portfolio's portion of the securities at this average price; and (b) all transaction costs incurred in effecting the aggregated transaction shall be shared on a pro-rata basis among the accounts or portfolios (including the Portfolio) participating in the transaction. When recommending or effecting a transaction in a particular security or investment for more than one client account or portfolio (including the Portfolio), the Adviser may allocate the recommendations or transactions among all accounts and portfolios for whom the recommendation is made or transaction is effected on a basis that the Adviser considers equitable. The Fund recognizes that in some cases this procedure may adversely affect the size of the position obtainable for the Portfolio.

6. Non-Exclusivity of Adviser's Services. The Adviser's services under this Agreement are not exclusive. The Adviser may provide the same or similar services to other clients. The Fund acknowledges that, except when transactions for multiple clients are aggregated, transactions in a specific security or other investment may not be recommended or executed at the same time or price for all client accounts or portfolios (including the Portfolio) for which that security or investment is recommended or executed. This Agreement does not require the Adviser to give priority to the Portfolio over other client accounts or portfolios. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund or the Portfolio or otherwise be deemed an agent of the Fund or the Portfolio.


                                       D-2


7. Delegation of Proxy Voting Rights. The Fund delegates the Fund's discretionary authority to exercise voting rights with respect to the securities and other investments in the Portfolio to the Adviser. The Adviser shall exercise these voting rights unless and until the Fund revokes this delegation in writing. The Fund may revoke this delegation at any time without cause. The Adviser shall maintain and preserve a record, in an easily accessible place for a period of not less than three (3) years, of the Adviser's voting procedures, and of the Adviser's actual votes, and the Adviser shall supply this record to the Fund, or any authorized representative of the Fund, upon the written request of the Fund or the Fund's authorized representative, as appropriate.

8. Affiliated Brokers. The Adviser or any of the Adviser's affiliates may act as broker in connection with the purchase or sale of securities or other investments for the Portfolio, subject to: (a) the requirement that the Adviser seek to obtain best execution and price within the policy guidelines determined by the Fund's Board and set forth in the Fund's current registration statement; (b) the provisions of the Advisers Act; (c) the provisions of the Securities Exchange Act of 1934, as amended, including, but not limited to, Section 11(a) thereof; and (d) other applicable provisions of law. These brokerage services are not within the scope of the duties of the Adviser under this Agreement. Subject to the requirements of applicable law and any procedures adopted by Fund's Board, the Adviser or the Adviser's affiliate may receive brokerage commissions, fees, or other remuneration from the Portfolio or the Fund for these services in addition to the Adviser's fees for services under this Agreement.

9. Custody. Nothing in this Agreement shall require the Adviser to take or receive physical possession of cash, securities, or other investments of the Portfolio.

10. Registration of Adviser. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Advisers Act. The Adviser shall remain so registered throughout the term of this Agreement and shall notify the Fund immediately if the Adviser ceases to be so registered as an investment adviser.

11.  Representations  and  Covenants  of  Adviser.

     (a) -The Adviser: (a) is duly organized and validly existing under Delaware law with the power to own and possess the Adviser's assets and carry on the Adviser's business as this business is now being conducted; (b) has the authority to enter into and perform the services contemplated by this Agreement; (c) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (d) has met, and shall continue to seek to meet for the duration of this Agreement, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; and (e) shall promptly notify the Fund of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser to an investment company pursuant to Section 9(a) of the 1940 Act.

     (b) -The Adviser shall be responsible for the management of each Portfolio in accordance with the prospectus and statement of additional information applicable to the Portfolio, and in compliance with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and, further, to the extent applicable for only the Portfolios that are insurance-dedicated investment portfolios, in compliance with the diversification requirements for variable annuity, life insurance, or endowment contracts pursuant to Code Section 817(h) and United States Treasury Regulation Section 1.817-5, each as may be amended from time to time; and, furthermore, the Adviser shall promptly inform the Fund if any information in the prospectus or statement of additional information to a Portfolio, or if any action relating to the Adviser or the Adviser's services to the Portfolio is (or will become) inaccurate, incomplete, or no longer compliant with Code
          Section  817(h)  or  Section  1.817-5,  supra,  if  applicable.

12. Representations and Covenants of the Fund. The Fund: (a) is duly organized and validly existing under Delaware law with the power to own and possess the Fund's assets and carry on the Fund's business as this business is now being conducted; (b) has the authority to enter into and perform the services contemplated by this Agreement; and (c) represents that the Fund is (and during the term of this Agreement, will remain) registered as an open-end management investment company under the 1940 Act and that the Fund's shares representing an interest in the Portfolio are (and during the term of this Agreement will remain) registered under the Securities Act of 1933 and under any applicable state securities laws.


                                       D-3


13. Adviser Code of Ethics. The Adviser certifies that the Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act, and that the Adviser has instituted procedures reasonably necessary to prevent Access Persons from violating the Adviser's code of ethics. The Adviser will provide the Fund with a copy of that code, together with evidence of the code's adoption. Within twenty (20) days of the end of each calendar quarter during which this Agreement remains in effect, the president or a vice president of the Adviser shall certify to the Fund that the Adviser has complied with the requirements of Rule 17j-1 during the previous quarter and that there have been no violations of the Adviser's code of ethics or, if a violation has occurred, that appropriate action has been taken in response to the violation; provided, that, no less frequently than annually, the appropriate officer of the Adviser shall furnish a written report to the Adviser that complies with the requirements of Rule 17j-1 with respect to these reports regarding issues, material violations, and any related sanctions in connection with the administration of the code of ethics, or as otherwise required pursuant to Rule 17j-1. Upon written request of the Fund, the Adviser shall permit representatives of the Fund to examine the reports (or summaries of the reports) required to be made to the Adviser by Rule 17j-1(d)(1) and other records evidencing enforcement of the code of ethics.

14.  Fee  Provisions.

     -(a) Fee. For the services rendered, the facilities furnished, and the expenses assumed by the Adviser, the Fund shall pay the Adviser quarterly fees, in arrears, based on the net assets of all Portfolios managed by the Adviser, calculated daily at the annual rates specified with respect to a Portfolio in an appendix to this Agreement, as this appendix may be amended from time to time under this Agreement ("Appendix B"). The Adviser's fee shall be accrued daily at 1/365th of the applicable annual rate set forth in Appendix B. For the purpose of accruing compensation, the net assets of a Portfolio shall be determined in the manner and on the dates set forth in the Fund's current prospectus, and, on days on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the immediately preceding day on which the net assets were determined.

     -(b) Special Fee Provisions. In the event of termination of this Agreement with respect to a Portfolio, all compensation due through the date of termination will be calculated on a pro-rated basis through the date of termination and paid within thirty (30) business days of the date of termination. During any period when the determination of net asset value is suspended, the net asset value of the Portfolio as of the last business day prior to the suspension shall for this purpose be deemed to be the net asset value at the close of each succeeding business day until the Portfolio's net asset value is again determined.

15.  Records.

     -(a) Maintenance of Records. The Adviser hereby undertakes and agrees to maintain, in the form and for the period required by Rule 31a-2 under the 1940 Act, all records relating to the Portfolio's investments that are required to be maintained by the Fund pursuant to the requirements of paragraphs (b)(5), (b)(6), (b)(7), (b)(9), (b)(10), and (f) of Rule
          31a-1  under  the  1940  Act.

     -(b) Ownership of Records. The Adviser agrees that all books and records which the Adviser maintains for the Portfolio or the Fund are the Fund's property and further agrees to surrender promptly to the Fund any books, records, or information upon the Fund's request; provided, however, that the Adviser may retain copies of the records. All the requested books and records shall be made available, within five (5) business days of a written request, to the Fund's accountants or auditors during regular business hours at the Adviser's offices. The Fund or the Fund's authorized representatives shall have the right to copy any records in the possession of the Adviser that pertain to the Portfolio or the Fund. These books, records, information, or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this Agreement, all these books, records, or other information shall be returned to the Fund. The Adviser agrees that the policies and procedures the Adviser has established for managing the Portfolio, including, but not limited to, all policies and procedures designed to ensure compliance with federal and state regulations governing the Adviser/client relationship and management and operation of the Portfolio, shall be made available for inspection by the Fund or its authorized representatives not less frequently than annually.

16.  Confidentiality.

     -(a) Non-Disclosure by Adviser. The Adviser agrees that the Adviser will not disclose or use any records or confidential information obtained pursuant to this Agreement in any manner whatsoever, except as authorized in this Agreement or specifically by the Fund, or if this disclosure is required by federal or state regulatory authorities.


                                      d-4


     -(b) Non-Disclosure Exceptions. The Adviser may disclose the investment performance of the Portfolio(s); provided, that the disclosure does not reveal the identity of the Portfolio(s), or the Fund. The Adviser may, however, disclose that the Fund and the Portfolio(s) are the Fund's clients; provided, that the disclosure does not reveal the investment performance or the composition of the Portfolio(s).

17. Limitation of Liability of Adviser. In the absence of willful misfeasance, bad faith, or gross negligence on the part of the Adviser or the Adviser's officers, directors, or employees, or reckless disregard by the Adviser of the Adviser's duties under this Agreement (together, "disabling conduct"), the Adviser shall not be liable to a Portfolio or the Fund, or to any shareholder of the Portfolio for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding, or sale of any security, except to the extent otherwise provided in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; provided, that with respect to the Adviser's responsibilities pursuant to Subchapter M of the Code and Code Section 817(h) as described in Section 11(b) hereof, the Adviser agrees to indemnify and hold harmless the Fund, and each of its directors or trustees and officers acting within the scope of his or her responsibilities (the "Indemnified Parties"), for losses, damages, liabilities, or expenses (including reasonable attorney fees) that arise as a result of any failure by the Fund or its Portfolios to comply with the diversification requirements specified in that Section 11(b), except to the extent that these losses, damages, liabilities, or expenses (including reasonable attorney fees) arise as a result from the gross negligence, bad faith or willful misconduct of the Indemnified Parties, including the Fund's Board, or any member thereof, in connection with the Fund's operations.

18. Document Delivery and Review. The Adviser shall furnish each subadviser (a "Subadviser") to a Portfolio of the Fund with copies of the Fund's prospectus and statement of additional information, proxy statements, sales literature, or any other material prepared for distribution to its shareholders, or the public that refer in any way to the Subadviser, and shall not use such material if the Subadviser reasonably objects in writing within three (3) business days or such other time as may be agreed to by the parties in writing after receipt thereof, as soon as practicable after such documents become available. The Adviser shall ensure that materials prepared by employees or agents of the Adviser that refer to the Subadviser in any way are consistent with those materials previously approved by the Subadviser, as referenced in the preceding sentence. The Adviser shall furnish the Subadviser with any further documents, materials, or information that the Subadviser may reasonably request in writing to perform the Subadviser's duties pursuant to this Agreement.

19. Effectiveness. This Agreement shall not become effective with respect to a Portfolio until this Agreement is approved by the Fund's Board, including a majority of trustees who are not parties to this Agreement or "interested persons" of any party to this Agreement, and, to the extent required by law, a majority of the outstanding shares of the Portfolio. Subject to receipt of all necessary approvals, this Agreement shall be effective as of the date, and for the term, provided in Appendix A with respect to a Portfolio.

20. Termination. This Agreement may be terminated at any time with respect to a Portfolio without the payment of any penalty, by the Fund's Board, or by vote of a majority of the outstanding shares of the Portfolio, on sixty
     (60) days written notice to the Adviser or by the Adviser, on sixty (60) days written notice to the Fund. This Agreement shall automatically terminate in the event of this Agreement's assignment.

21. Amendment. This Agreement may be amended with respect to a Portfolio in writing by the parties only if the amendment is specifically approved by:
     (a) a majority of those trustees who are not parties to this Agreement or "interested persons" of any party cast in person at a meeting called for the purpose of voting on the Agreement's approval; and (b) if required by applicable law, the vote of a majority of outstanding shares of the affected Portfolio(s).

22. Definitions. The terms "assignment," "affiliated person," and "interested person," when used in this Agreement, shall have the respective meanings specified in Section 2(a) the 1940 Act. The term "majority of the outstanding shares" means the lesser of (a) sixty-seven percent (67%) or more of the shares present at a meeting if more than fifty percent (50%) of these shares are present or represented by proxy or (b) more than fifty percent (50%) of the outstanding shares.


                                       D-5


23. Governing Law. This Agreement shall be construed in accordance with Delaware law and applicable provisions of the Advisers Act and 1940 Act.

24. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

25. Counterparts. This Agreement may be executed in counterparts, all of which together shall constitute one and the same instrument.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.


                       GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

                       By:       _______________________________________________
                       Name:     _______________________________________________
                       Title:    _______________________________________________

                       ATTEST:
                                 _______________________________________________


                       MARKET  STREET  FUND

                       By:       _______________________________________________
                       Name:     _______________________________________________
                       Title:    _______________________________________________

                       ATTEST:
                                 _______________________________________________




                                       D-6

                                   APPENDIX A

TO THE INVESTMENT ADVISORY AGREEMENT BETWEEN GARTMORE MUTUAL FUND CAPITAL TRUST
                             AND MARKET STREET FUND

PORTFOLIO(S)
All  Pro  Broad  Equity  Portfolio
All  Pro  Large  Cap  Growth  Portfolio
All  Pro  Large  Cap  Value  Portfolio
All  Pro  Small  Cap  Growth  Portfolio
All  Pro  Small  Cap  Value  Portfolio
Equity  500  Index  Portfolio
International  Portfolio
Balanced  Portfolio
Money  Market  Portfolio
Mid  Cap  Growth  Portfolio
Bond  Portfolio

EFFECTIVE  DATE  AND  TERM
The effective date of this Agreement with respect to this Portfolio shall be as of the close of business on the ____ day of ____________, 2003. Subject to
Section  20 of this Agreement, the term of this Agreement shall continue for two
(2) years and shall thereafter continue in effect from year to year so long as the Agreement's continuance is specifically approved at least annually by: (a) the Fund's Board, or by the vote of a majority of the outstanding shares of the Portfolio, and (b) a majority of those trustees who are not parties to this Agreement or interested persons of any party cast in person at a meeting called for the purpose of voting on the Agreement's approval.


GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

By:  ___________________________________          Date:  _______________________
     Name:      _______________________
     Title:     _______________________

MARKET  STREET  FUND

By:  ___________________________________          Date:  _______________________
     Name:      _______________________
     Title:     _______________________


                                       D-7

                                   APPENDIX B

TO THE INVESTMENT ADVISORY AGREEMENT BETWEEN GARTMORE MUTUAL FUND CAPITAL TRUST
                             AND MARKET STREET FUND




PORTFOLIOS                                                                FEE
                          (as a %age of the average daily net assets calculated as described in Section 14 of this Agreement)
------------------------  ----------------------------------------------------------------------------------------------------
All Pro Broad Equity . .  0.75% on the first $200 million, and 0.70% on assets in excess of $200 million
All Pro Large Cap Growth  0.70% on the first $200 million, and 0.65% on assets in excess of $200 million
All Pro Large Cap Value.  0.70% on the first $200 million, and 0.65% on assets in excess of $200 million
All Pro Small Cap Growth  0.90% on the first $200 million, and 0.85% on assets in excess of $200 million
All Pro Small Cap Value.  0.90% on the first $200 million, and 0.85% on assets in excess of $200 million
Equity 500 Index . . . .  0.24%
International. . . . . .  0.75% on the first $500 million, and 0.70% on assets in excess of $500 million
Mid Cap Growth . . . . .  0.75% on the first $200 million, and 0.70% on assets excess of $200 million
Balanced . . . . . . . .  0.55%
Bond . . . . . . . . . .  0.40%
Money Market . . . . . .  0.25%

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST

By:  ___________________________________          Date:  _______________________
     Name:      _______________________
     Title:     _______________________

MARKET  STREET  FUND

By:  ___________________________________          Date:  _______________________
     Name:      _______________________
     Title:     _______________________


                                      D-8

                                    EXHIBIT E

                 Principal Holders of Voting Securities of GVIT

     As of December 2, 2002, to GVIT's knowledge, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, were the record owners of all outstanding shares of each series of GVIT (the "GVIT Funds") and had or shared voting or investment power over more than 5% of the outstanding shares of any class of shares of the following GVIT Funds:




GVIT ACQUIRING FUNDS

GVIT TOTAL RETURN FUND

NAME AND ADDRESS OF SHAREHOLDERS              AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1
Nationwide Life Insurance Company           Shared voting and investment power over
NWMF                                        12,491,512.088 shares of GVIT Total Return Fund
P.O. Box 182029                             Class I representing 8.068% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        53,292,219.288 shares of GVIT Total Return Fund
P.O. Box 182029                             Class I representing 34.420% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     17,812,758.494 shares of GVIT Total Return Fund
P.O. Box 182029                             Class I representing 11.505% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      46,689,787.951 shares of GVIT Total Return Fund
P.O. Box 182029                             Class I representing 30.156% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

GVIT GROWTH FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        10,916,516.125 shares of GVIT Growth Fund Class I
P.O. Box 182029                             representing 40.486% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-2                                     1,786,974.027 shares of GVIT Growth Fund Class I
P.O. Box 182029                             representing 6.627% of the classoutstanding shares.
c/o IPO Portfolio Accounting
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     1,575,932.067 shares of GVIT Growth Fund Class I
P.O. Box 182029                             representing 5.845% of the classoutstanding shares.
c/o IPO Portfolio Accounting
Columbus, OH  43218-2029


                                               E-1

GVIT GROWTH FUND (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      10,428,224.712 shares of GVIT Growth Fund Class I
P.O. Box 182029                             representing 38.675% of the classoutstanding shares.
c/o IPO Portfolio Accounting
Columbus, OH  43218-2029

GVIT VALUE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     635,218.126 shares of GVIT Value Fund Class I
P.O. Box 182029                             representing 10.275% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      5,399,332.850 shares of GVIT Value Fund Class I
P.O. Box 182029                             representing 87.335% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

GVIT SMALL COMPANY FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        12,315,044.756 shares of GVIT Small Company Fund
P.O. Box 182029                             Class I representing 33.629% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
QPVA                                        3,406,748.127 shares of GVIT Small Company Fund
P.O. Box 182029                             Class I representing 9.303% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     3,045,881.092 shares of GVIT Small Company Fund
P.O. Box 182029                             Class I representing 8.318% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      14,117,906.867 shares of GVIT Small Company Fund
P.O. Box 182029                             Class I representing 38.553% of the class
Columbus, OH  43218-2029                    shares.

GVIT SMALL CAP VALUE FUND


NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     6,040,188.125 shares of GVIT Small Cap Value Fund
P.O. Box 182029                             Class I representing 9.248% of the classoutstanding
c/o IPO Portfolio Accounting                outstanding c/o IPO Portfolio Accounting shares.
Columbus, OH  43218-2029


                                               E-2


GVIT SMALL CAP VALUE FUND (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      40,023,719.415 shares of GVIT Small Cap Value Fund
P.O. Box 182029                             Class I representing 61.280% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        15,482,896.429 shares of GVIT Small Cap Value Fund
P.O. Box 182029                             Class I representing 23.706% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

GVIT BALANCED FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     2,146,337.869 shares of GVIT Balanced Fund Class I
P.O. Box 182029                             representing 12.023% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      15,337,575.016 shares of GVIT Balanced Fund Class I
P.O. Box 182029                             representing 85.916% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

GVIT GOVERNMENT BOND FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        41,151,351.856 shares of GVIT Government Bond
P.O. Box 182029                             Fund Class I representing 25.820% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     17,310,581.439 shares of GVIT Government Bond
P.O. Box 182029                             Fund Class I representing 10.861% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      80,053,490.795 shares of GVIT Government Bond
P.O. Box 182029                             Fund Class I representing 50.228% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

GVIT MID CAP FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     2,304,873.760 shares of GVIT Mid Cap Fund Class I
P.O. Box 182029                             representing 18.054% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029


                                               E-3


GVIT MID CAP FUND (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      8,532,024.978 shares of GVIT Mid Cap Fund Class I
P.O. Box 182029                             representing 66.831% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     1,337,563.472 shares of GVIT Mid Cap Fund Class I
P.O. Box 182029                             representing 10.477% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

GVIT MONEY MARKET FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     753,437,788.201 shares of GVIT Money Market Fund
P.O. Box 182029                             Class I representing 30.883% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     301,832,978.960 shares of GVIT Money Market Fund
P.O. Box 182029                             Class I representing 12.372% of the classoutstanding
c/o IPO Portfolio Accounting                shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      1,133,236,120.230 shares of GVIT Money Market
P.O. Box 182029                             Fund Class I representing 46.451% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

GVIT FUNDS

GVIT MONEY MARKET FUND II

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-4                                      83,222,969.910 shares of GVIT Money Market Fund II
P.O. Box 182029                             representing 99.882% of the outstanding shares.
c/o IPO Portfolio Accounting
Columbus, OH  43218-2029

NATIONWIDE GVIT STRATEGIC VALUE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     195,232.972 shares of Nationwide GVIT Strategic
P.O. Box 182029                             Value Fund Class I representing 10.396% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029


                                               E-4


NATIONWIDE GVIT STRATEGIC VALUE FUND
   (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      1,496,840.911 shares of Nationwide GVIT Strategic
P.O. Box 182029                             Value Fund Class I representing 79.706% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
Seed Account                                106,687.239 shares of Nationwide GVIT Strategic
One Nationwide Plaza                        Value Fund Class I representing 5.681% of the class
c/o Investment Accounting                   outstanding shares.
Columbus, OH  43218-2029

MAS GVIT MULTI SECTOR BOND FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     2,313,140.010 shares of MAS GVIT Multi Sector Bond
P.O. Box 182029                             Fund Class I representing 11.319% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      15,640,834.359 shares of MAS GVIT Multi Sector
P.O. Box 182029                             Bond Fund Class I representing 76.538% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     2,002,479.938 shares of MAS GVIT Multi Sector Bond
P.O. Box 182029                             Fund Class I representing 9.799% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

GVIT SMALL CAP GROWTH FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      7,264,351.135 shares of GVIT Small Cap Growth
P.O. Box 182029                             Fund Class I representing 71.080% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     1,183,943.334 shares of GVIT Small Cap Growth
P.O. Box 182029                             Fund Class I representing 11.585% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     1,194,234.289 shares of GVIT Small Cap Growth
P.O. Box 182029                             Fund Class I representing 11.685% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029


                                               E-5


GARTMORE GVIT WORLDWIDE LEADERS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     432,954.685 shares of Gartmore GVIT Worldwide
P.O. Box 182029                             Leaders Fund Class I representing 10.848% of the
c/o IPO Portfolio Accounting                classoutstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      3,395,387.671 shares of Gartmore GVIT Worldwide
P.O. Box 182029                             Leaders Fund Class I representing 85.071% of the
c/o IPO Portfolio Accounting                classoutstanding shares.
Columbus, OH  43218-2029

DREYFUS GVIT MID CAP INDEX FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     2,531,800.523 shares of Dreyfus GVIT Mid Cap Index
P.O. Box 182029                             Fund Class I representing 9.807% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      16,569,432.029 shares of Dreyfus GVIT Mid Cap
P.O. Box 182029                             Index Fund Class I representing 64.181% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     5,304,663.147 shares of Dreyfus GVIT Mid Cap Index
P.O. Box 182029                             Fund Class I representing 20.547% of the class
c/o IPO Portfolio Accounting                outstanding shares.
Columbus, OH  43218-2029

TURNER GVIT GROWTH FOCUS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        200,000.000 shares of Turner GVIT Growth Focus
Attn. Pamela Smith                          Fund Class I representing 8.539% of the class
Columbus, OH  43215-2220                    outstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     237,481.263 shares of Turner GVIT Growth Focus
P.O. Box 182029                             Fund Class I representing 10.139% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     512,353.744 shares of Turner GVIT Growth Focus
P.O. Box 182029                             Fund Class I representing 21.874% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029


                                               E-6


TURNER GVIT GROWTH FOCUS FUND
   (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      1,216,311.884 shares of Turner GVIT Growth Focus
P.O. Box 182029                             Fund Class I representing 51.928% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT GLOBAL TECHNOLOGY
   AND COMMUNICATIONS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        514,517.670 shares of Gartmore GVIT Global
Attn. Pamela Smith                          Technology and Communications Fund Class I
Columbus, OH  43215-2220                    representing 15.986% of the classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-2                                     174,965.419 shares of Gartmore GVIT Global
P.O. Box 182029                             Technology and Communications Fund Class I
c/o IPO Portfolio Accounting                representing 5.436% of the classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     474,145.154 shares of Gartmore GVIT Global
P.O. Box 182029                             Technology and Communications Fund Class I
c/o IPO Portfolio Accounting                representing 14.732% of the classoutstanding
Columbus, OH  43218-2029                    shares.1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     723,492.788 shares of Gartmore GVIT Global
P.O. Box 182029                             Technology and Communications Fund Class I
c/o IPO Portfolio Accounting                representing 22.479% of the classoutstanding
Columbus, OH  43218-2029                    shares.1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      1,311,789.528 shares of Gartmore GVIT Global
P.O. Box 182029                             Technology and Communications Fund Class I
c/o IPO Portfolio Accounting                representing 40.758% of the classoutstanding
Columbus, OH  43218-2029                    shares.1

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over 12,281.813
NWVLI-12                                    shares of Gartmore GVIT Global Health Sciences
P.O. Box 182029                             Fund Class I representing 40.658% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 17,222.438
NWVLI-4                                     shares of Gartmore GVIT Global Health Sciences
P.O. Box 182029                             Fund Class I representing 57.014% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029


                                               E-7


GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
   (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
1-32-05                                     250,499.265 shares of Gartmore GVIT Global Health
One Nationwide Plaza                        Sciences Fund Class III representing 18.080% of the
Columbus, OH  43218-2029                    classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      960,176.116 shares of Gartmore GVIT Global Health
P.O. Box 182029                             Sciences Fund Class III representing 69.300% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        173,284.897 shares of Gartmore GVIT Global Health
P.O. Box 182029                             Sciences Fund Class III representing 12.507% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT NATIONWIDE LEADERS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over 10,047.239
NWVLI-12                                    shares of Gartmore GVIT Nationwide Leaders Fund
P.O. Box 182029                             Class I representing 39.883% of the classoutstanding
c/o IPO Portfolio Accounting                shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 15,126.544
NWVLI-4                                     shares of Gartmore GVIT Nationwide Leaders Fund
P.O. Box 182029                             Class I representing 60.045% of the classoutstanding
c/o IPO Portfolio Accounting                shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        100,326.128 shares of Gartmore GVIT Nationwide
Attn. Pamela Smith                          Leaders Fund Class III representing 11.271% of the
Columbus, OH  43215-2220                    classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      652,468.830 shares of Gartmore GVIT Nationwide
P.O. Box 182029                             Leaders Fund Class III representing 73.300% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        121,023.407 shares of Gartmore GVIT Nationwide
P.O. Box 182029                             Leaders Fund Class III representing 13.596% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT EMERGING MARKETS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        503,592.035 shares of Gartmore GVIT Emerging
Attn. Pamela Smith                          Markets Fund Class I representing 29.677% of the
Columbus, OH  43215-2220                    classoutstanding shares.


                                               E-8


GARTMORE GVIT EMERGING MARKETS FUND
(CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     223,308.426 shares of Gartmore GVIT Emerging
P.O. Box 182029                             Markets Fund Class I representing 13.160% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     315,128.746 shares of Gartmore GVIT Emerging
P.O. Box 182029                             Markets Fund Class I representing 18.571% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      594,411.715 shares of Gartmore GVIT Emerging
P.O. Box 182029                             Markets Fund Class I representing 35.029% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT INTERNATIONAL GROWTH FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        1,002,858.159 shares of Gartmore GVIT International
Attn. Pamela Smith                          Growth Fund Class I representing 68.250% of the
Columbus, OH  43215-2220                    classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-4                                     169,538.068 shares of Gartmore GVIT International
P.O. Box 182029                             Growth Fund Class I representing 11.538% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      249,785.913 shares of Gartmore GVIT International
P.O. Box 182029                             Growth Fund Class I representing 16.999% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT INVESTOR DESTINATIONS
  AGGRESSIVE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      1,411,259.991 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Aggressive Fund representing 64.276%
c/o IPO Portfolio Accounting                of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     214,047.949 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Aggressive Fund representing 9.749% of
c/o IPO Portfolio Accounting                the outstanding shares.
Columbus, OH  43218-2029


                                               E-9


GARTMORE GVIT INVESTOR DESTINATIONS
   AGGRESSIVE FUND (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVLI-14                                    255,691.752 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Aggressive Fund representing 11.646%
c/o IPO Portfolio Accounting                of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-7                                      237,378.919 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Aggressive Fund representing 10.811%
c/o IPO Portfolio Accounting                of the outstanding shares.
Columbus, OH  43218-2029

GARTMORE GVIT INVESTOR DESTINATIONS
   MODERATELY AGGRESSIVE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      5,069,617.775 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Aggressive Fund
c/o IPO Portfolio Accounting                representing 69.242% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     955,317.072 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Aggressive Fund
c/o IPO Portfolio Accounting                representing 13.048% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-7                                      760,430.611 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Aggressive Fund
c/o IPO Portfolio Accounting                representing 10.386% of the outstanding shares.
Columbus, OH  43218-2029

GARTMORE GVIT INVESTOR DESTINATIONS
   MODERATE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      11,870,627.132 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderate Fund representing 72.347% of
c/o IPO Portfolio Accounting                the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     2,150,527.228 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderate Fund representing 13.107% of
c/o IPO Portfolio Accounting                the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-7                                      1,821,529.107 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderate Fund representing 11.102% of
c/o IPO Portfolio Accounting                the outstanding shares.
Columbus, OH  43218-2029

GARTMORE GVIT INVESTOR DESTINATIONS
   MODERATELY CONSERVATIVE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      6,699,587.209 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Conservative Fund
c/o IPO Portfolio Accounting                representing 72.839% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     826,177.894 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Conservative Fund
c/o IPO Portfolio Accounting                representing 8.982% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-7                                      1,152,615.949 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Moderately Conservative Fund
c/o IPO Portfolio Accounting                representing 12.532% of the outstanding shares.
Columbus, OH  43218-2029

                                               E-10

GARTMORE GVIT INVESTOR DESTINATIONS
   CONSERVATIVE FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER1

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      5,933,424.957 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Conservative Fund representing
c/o IPO Portfolio Accounting                70.112% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-II                                     1,468,069.991 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Conservative Fund representing
c/o IPO Portfolio Accounting                17.347% of the outstanding shares.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-7                                      754,004.910 shares of Gartmore GVIT Investor
P.O. Box 182029                             Destinations Conservative Fund representing 8.910%
c/o IPO Portfolio Accounting                of the outstanding shares.
Columbus, OH  43218-2029

GARTMORE GVIT U.S. GROWTH LEADERS FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over 11,836.449
NWVLI-12                                    shares of Gartmore GVIT U.S. Growth Leaders Fund
P.O. Box 182029                             Class I representing 20.107% of the classoutstanding
c/o IPO Portfolio Accounting                shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 46,930.552
NWVLI-4                                     shares of Gartmore GVIT U.S. Growth Leaders Fund
P.O. Box 182029                             Class I representing 79.725% of the classoutstanding
c/o IPO Portfolio Accounting                shares.1
Columbus, OH  43218-2029


                                               E-11


GARTMORE GVIT U.S. GROWTH LEADERS FUND
   (CONTINUED)

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        300,000.000 shares of Gartmore GVIT U.S. Growth
Attn. Pamela Smith                          Leaders Fund Class III representing 29.697% of the
Columbus, OH  43215-2220                    classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      662,666.330 shares of Gartmore GVIT U.S. Growth
P.O. Box 182029                             Leaders Fund Class III representing 65.598% of the
c/o IPO Portfolio Accounting                classoutstanding shares.1
Columbus, OH  43218-2029

GARTMORE GVIT GLOBAL UTILITIES FUND

Name and Address of Shareholders            Amount and Nature of Voting and Investment Power

Nationwide Life Insurance Company           Shared voting and investment power over 3,770.418
NWVLI-12                                    shares of Gartmore GVIT Global Utilities Fund Class I
P.O. Box 182029                             representing 26.445% of the classoutstanding
c/o IPO Portfolio Accounting                shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 8,461.396
NWVLI-4                                     shares of Gartmore GVIT Global Global Utilities
P.O. Box 182029                             Fund Class I representing 59.347% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 2,025.608
NWVA-9                                      shares of Gartmore GVIT Global Global Utilities
P.O. Box 182029                             Fund Class I representing 14.207% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        303,189.787 shares of Gartmore GVIT Global Global
Attn. Pamela Smith                          Utilities Fund Class III representing 63.747% of the
Columbus, OH  43215-2220                    classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over 97,391.382
NWVA-9                                      shares of Gartmore GVIT Global Global Utilities
P.O. Box 182029                             Fund Class III representing 20.477% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 75,035.078
NWVA                                        shares of Gartmore GVIT Global Global Utilities
P.O. Box 182029                             Fund Class III representing 15.776% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029


                                               E-12


GARTMORE GVIT GLOBAL FINANCIAL
   SERVICES FUND

NAME AND ADDRESS OF SHAREHOLDERS            AMOUNT AND NATURE OF VOTING AND INVESTMENT POWER

Nationwide Life Insurance Company           Shared voting and investment power over 6,238.764
NWVL-12                                     shares of Gartmore GVIT Global Financial Services
P.O. Box 182029                             Fund Class I representing 35.983% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 8,519.168
NWVLI-4                                     shares of Gartmore GVIT Global Financial Services
P.O. Box 182029                             Fund Class I representing 49.135% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over 2,580.365
NWVA-9                                      shares of Gartmore GVIT Global Financial Services
P.O. Box 182029                             Fund Class I representing 14.882% of the class
c/o IPO Portfolio Accounting                outstanding shares.1
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
One Nationwide Plaza                        300,526.156 shares of Gartmore GVIT Global
Attn. Pamela Smith                          Financial Services Fund Class III representing
Columbus, OH  43215-2220                    29.872% of the classoutstanding shares.

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA-9                                      486,578.495 shares of Gartmore GVIT Global
P.O. Box 182029                             Financial Services Fund Class III representing
c/o IPO Portfolio Accounting                48.366% of the classoutstanding shares1.
Columbus, OH  43218-2029

Nationwide Life Insurance Company           Shared voting and investment power over
NWVA                                        217,397.534 shares of Gartmore GVIT Global
P.O. Box 182029                             Financial Services Fund Class III representing
c/o IPO Portfolio Accounting                21.609% of the classoutstanding shares.1
Columbus, OH  43218-2029

1 As described above, Nationwide will vote these shares in accordance with voting instructions it receives in a timely manner from variable contract owners.

     Upon completion of the Reorganization, separate accounts of NLIC, NLAIC, NLICA and NLACA are expected to own of record all of the outstanding shares of each GVIT Acquiring Fund and will share voting or investment power over a substantial majority of the outstanding shares of each GVIT Acquiring Fund. Class IV shares have not been issued to separate accounts and, therefore, as of December 2, 2002, are not considered to be outstanding shares of GVIT.

     As of December 2, 2002, the Trustees and officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of GVIT or of any GVIT Fund.




--------------------------------------------------------------------------------

MARKET  STREET  FUND
-     Balanced  Portfolio
-     Bond  Portfolio

VOTING  INSTRUCTIONS  FOR  SPECIAL  MEETING  OF  SHAREHOLDERS

February  21,  2003


RETURN  THIS  INSTRUCTION  FORM  USING  THE  ENCLOSED  POSTAGE  PAID  ENVELOPE

We  encourage  you  to  vote  using  this  EzVote  ballot.
Please take the time to read the full text of the Prospectus/Proxy Statement before voting.

YOUR  VOTE  IS  IMPORTANT.  PLEASE  VOTE  TODAY!

CONSOLIDATED  INSTRUCTION  FORM

The undersigned contract owner of a variable annuity or variable life insurance contract, revoking all previous voting instructions, hereby instructs National Life Insurance Company of Vermont to vote all of the shares of Market Street Fund (the "Fund"), attributable to his or her variable annuity or variable life insurance contract as of December 2, 2002, at the Special Meeting of Shareholders of the Fund to be held at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania, 19312-1181, on Friday, February 21, 2003 at 9:00 a.m. Eastern time, and at any adjournments thereof. These Voting Instructions shall be used to vote on the proposals described in the Prospectus/Proxy Statement as specified below or on the reverse side.

This EzVote Consolidated Instruction Form covers all of your accounts registered to the same Social Security or Tax I.D. number at this address in all investment portfolios of Market Street Fund. By voting and signing this consolidated ballot, you are providing voting instructions for all of the affected accounts to be voted in the same manner. If you desire to vote each of your accounts separately, use the individual ballots on the reverse side of this card (and on the additional card if necessary).

THE SHARES REPRESENTED HEREBY WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED CONTRACT OWNER. IF NO DIRECTION IS GIVEN, BUT THIS INSTRUCTION FORM IS EXECUTED AND RETURNED, THIS INSTRUCTION FORM WILL BE VOTED FOR EACH APPLICABLE PROPOSAL.

Receipt of the Notice of the Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

If you are voting by consolidated ballot, please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

PROPOSALS:

1. For all Portfolios. Approve an Agreement and Plan of Reorganization between Market Street Fund and Gartmore Variable Insurance Trust.

FOR      AGAINST   ABSTAIN
O        O         O

2. For all Portfolios. Approve a new investment advisory agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust.

FOR      AGAINST   ABSTAIN
O        O         O

Date  __________________________


PLEASE  SIGN,  DATE  AND  RETURN  PROMPTLY
(BUT  NO  LATER  THAN  FEBRUARY  20,  2003)
IN  ENCLOSED  ENVELOPE,  OR  MAIL  TO:


PROXY  TABULATOR
P.O  BOX  227
RANDOLPH,  MA  02368-9816

Signature(s)  (Title(s),  if  applicable)

NOTE: Please sign exactly as your name appears on this form. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership forms should be signed by an authorized person indicating the person's title.

MSF-NLICVT-EZ

--------------------------------------------------------------------------------

MARKET  STREET  FUND
-     All  Pro  Broad  Equity  Portfolio
-     All  Pro  Large  Cap  Growth  Portfolio
-     All  Pro  Large  Cap  Value  Portfolio
-     All  Pro  Small  Cap  Growth  Portfolio
-     All  Pro  Small  Cap  Value  Portfolio
-     Balanced  Portfolio
-     Bond  Portfolio
-     Equity  500  Index  Portfolio
-     International  Portfolio
-     Mid  Cap  Growth  Portfolio
-     Money  Market  Portfolio


VOTING  INSTRUCTIONS  FOR  SPECIAL  MEETING  OF  SHAREHOLDERS

February  21,  2003

RETURN  THIS  INSTRUCTION  FORM  USING  THE  ENCLOSED  POSTAGE  PAID  ENVELOPE

We  encourage  you  to  vote  using  this  EzVote  ballot.
Please take the time to read the full text of the Prospectus/Proxy Statement before voting.

YOUR  VOTE  IS  IMPORTANT.  PLEASE  VOTE  TODAY!

CONSOLIDATED  INSTRUCTION  FORM

The undersigned contract owner of a variable annuity or variable life insurance contract, revoking all previous voting instructions, hereby instructs Nationwide Life and Annuity Company of America (formerly Providentmutual Life and Annuity Company of America) to vote all of the shares of Market Street Fund (the "Fund"), attributable to his or her variable annuity or variable life insurance contract as of December 2, 2002, at the Special Meeting of Shareholders of the Fund to be held at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania, 19312-1181, on Friday, February 21, 2003 at 9:00 a.m. Eastern time, and at any adjournments thereof. These Voting Instructions shall be used to vote on the proposals described in the Prospectus/Proxy Statement as specified below or on the reverse side.

This EzVote Consolidated Instruction Form covers all of your accounts registered to the same Social Security or Tax I.D. number at this address in all investment portfolios of Market Street Fund. By voting and signing this consolidated ballot, you are providing voting instructions for all of the affected accounts to be voted in the same manner. If you desire to vote each of your accounts separately, use the individual ballots on the reverse side of this card (and on the additional card if necessary).

THE SHARES REPRESENTED HEREBY WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED CONTRACT OWNER. IF NO DIRECTION IS GIVEN, BUT THIS INSTRUCTION FORM IS EXECUTED AND RETURNED, THIS INSTRUCTION FORM WILL BE VOTED FOR EACH APPLICABLE PROPOSAL.

Receipt of the Notice of the Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

If you are voting by consolidated ballot, please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

PROPOSALS:

1. For all Portfolios. Approve an Agreement and Plan of Reorganization between Market Street Fund and Gartmore Variable Insurance Trust.

FOR      AGAINST   ABSTAIN
O        O         O

2. For all Portfolios. Approve a new investment advisory agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust.

FOR      AGAINST   ABSTAIN
O        O         O

Date  _________________________


PLEASE  SIGN,  DATE  AND  RETURN  PROMPTLY
(BUT  NO  LATER  THAN  FEBRUARY  20,  2003)
IN  ENCLOSED  ENVELOPE,  OR  MAIL  TO:


PROXY  TABULATOR
P.O  BOX  227
RANDOLPH,  MA  02368-9816

Signature(s)  (Title(s),  if  applicable)

NOTE: Please sign exactly as your name appears on this form. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership forms should be signed by an authorized person indicating the person's title.

MSF-NLAC-EZ
--------------------------------------------------------------------------------

MARKET  STREET  FUND
-     All  Pro  Broad  Equity  Portfolio
-     All  Pro  Large  Cap  Growth  Portfolio
-     All  Pro  Large  Cap  Value  Portfolio
-     All  Pro  Small  Cap  Growth  Portfolio
-     All  Pro  Small  Cap  Value  Portfolio
-     Balanced  Portfolio
-     Bond  Portfolio
-     Equity  500  Index  Portfolio
-     International  Portfolio
-     Mid  Cap  Growth  Portfolio
-     Money  Market  Portfolio


VOTING  INSTRUCTIONS  FOR  SPECIAL  MEETING  OF  SHAREHOLDERS

February  21,  2003

RETURN  THIS  INSTRUCTION  FORM  USING  THE  ENCLOSED  POSTAGE  PAID  ENVELOPE

We  encourage  you  to  vote  using  this  EzVote  ballot.
Please take the time to read the full text of the Prospectus/Proxy Statement before voting.

YOUR  VOTE  IS  IMPORTANT.  PLEASE  VOTE  TODAY!

CONSOLIDATED  INSTRUCTION  FORM

The undersigned contract owner of a variable annuity or variable life insurance contract, revoking all previous voting instructions, hereby instructs Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) to vote all of the shares of Market Street Fund (the "Fund"), attributable to his or her variable annuity or variable life insurance contract as of December 2, 2002, at the Special Meeting of Shareholders of the Fund to be held at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania, 19312-1181, on Friday, February 21, 2003 at 9:00 a.m. Eastern time, and at any adjournments thereof. These Voting Instructions shall be used to vote on the proposals described in the Prospectus/Proxy Statement as specified below or on the reverse side.

This EzVote Consolidated Instruction Form covers all of your accounts registered to the same Social Security or Tax I.D. number at this address in all investment portfolios of Market Street Fund. By voting and signing this consolidated ballot, you are providing voting instructions for all of the affected accounts to be voted in the same manner. If you desire to vote each of your accounts separately, use the individual ballots on the reverse side of this card (and on the additional card if necessary).

THE SHARES REPRESENTED HEREBY WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED CONTRACT OWNER. IF NO DIRECTION IS GIVEN, BUT THIS INSTRUCTION FORM IS EXECUTED AND RETURNED, THIS INSTRUCTION FORM WILL BE VOTED FOR EACH APPLICABLE PROPOSAL.

Receipt of the Notice of the Meeting and the accompanying Prospectus/Proxy Statement is hereby acknowledged.

If you are voting by consolidated ballot, please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

PROPOSALS:

1. For all Portfolios. Approve an Agreement and Plan of Reorganization between Market Street Fund and Gartmore Variable Insurance Trust.

FOR      AGAINST   ABSTAIN
O        O         O

2. For all Portfolios. Approve a new investment advisory agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust.

FOR      AGAINST   ABSTAIN
O        O         O

Date  ________________________


PLEASE  SIGN,  DATE  AND  RETURN  PROMPTLY
(BUT  NO  LATER  THAN  FEBRUARY  20,  2003)
IN  ENCLOSED  ENVELOPE,  OR  MAIL  TO:


PROXY  TABULATOR
P.O  BOX  227
RANDOLPH,  MA  02368-9816

Signature(s)  (Title(s),  if  applicable)

NOTE: Please sign exactly as your name appears on this form. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership forms should be signed by an authorized person indicating the person's title.

MSF-NLICA-EZ
--------------------------------------------------------------------------------
ORIGINAL 12/4/02 TD LAURA (BISEZB) REVIEW #1 12-06-02 JA, REVIEW #2 12-11-02 JA
                            REVISION #1 12/20/02 TD

                          INDIVIDUAL INSTRUCTION FORMS

  IMPORTANT: USE THESE BALLOTS ONLY IF YOU WISH TO VOTE EACH ACCOUNT SEPARATELY

Sign below and return as soon as possible (but no later than February 20, 2003)
                            in the enclosed envelope.

PROPOSALS:

1. Approve an Agreement and Plan of Reorganization between Market Street Fund and Gartmore Variable Insurance Trust.

2. Approve a new investment advisory agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust.

PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS. [X]

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

XXX  XXXXXXXXXX  XXX
ACCOUNT  REGISTRATION
PRINTS  HERE
FUND  NAME  PRINTS  HERE




                                                      FOR   AGAINST  ABSTAIN
1  Approval of Agreement and Plan  of Reorganization  [  ]     [  ]     [  ]
2. Approval of new advisory agreement . . . . . . .   [  ]     [  ]     [  ]


--------------------------------------------------------------------------------

NOTE:  PLEASE  SIGN,  DATE  AND  RETURN PROMPTLY (BUT NO LATER THAN FEBRUARY 20,
2003) IN ENCLOSED ENVELOPE. Please sign exactly as your name appears on this form. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guaridan, etc., please so indicate. Corporate and partnership forms should be signed authorized person indicating the person's title.


------------------------------------------------------
Signature(s)  Titles(s),  if  applicable)                                 MSF-EZ



--------------------------------------------------------------------------------

MARKET  STREET  FUND
-     All  Pro  Broad  Equity  Portfolio
-     All  Pro  Large  Cap  Growth  Portfolio
-     All  Pro  Large  Cap  Value  Portfolio
-     All  Pro  Small  Cap  Growth  Portfolio
-     All  Pro  Small  Cap  Value  Portfolio
-     Balanced  Portfolio
-     Bond  Portfolio
-     Equity  500  Index  Portfolio
-     International  Portfolio
-     Mid  Cap  Growth  Portfolio
-     Money  Market  Portfolio

PROXY  FOR  THE  SPECIAL  MEETING  OF  SHAREHOLDERS

February  21,  2003

FUND  NAME  PRINTS  HERE

This proxy is solicited on behalf of the Board of Trustees of Market Street Fund. The undersigned hereby appoints James Bernstein, Gerald J. Holland, and Katherine DePeri, or any one or more of them, proxies, with full power of substitution, to vote as designated on the reverse side of this proxy all of the shares that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on February 21, 2003, and at any adjournments thereof.

PLEASE  SIGN,  DATE,  AND  RETURN  PROMPTLY
IN  ENCLOSED  ENVELOPE,  OR  MAIL  TO:
PROXY  TABULATOR
P.O.  BOX  227
RANDOLPH,  MA  02368-9816

Date  _______________________

Signature(s)  (Title(s),  if  applicable)

NOTE: Please sign exactly as your name appears on this proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

MSF-PC

Please fill in box(es) as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.

PROXIES ARE SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH PROPOSAL.
THE SHARES REPRESENTED HEREBY WILL BE VOTED BY THE PROXIES IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED. IF NO DIRECTION IS GIVEN, AND THIS PROXY CARD IS SIGNED AND RETURNED, THIS PROXY CARD WILL BE VOTED FOR EACH APPLICABLE PROPOSAL.


1. Approve an Agreement and Plan of Reorganization between Market Street Fund and Gartmore Variable Insurance Trust.

FOR      AGAINST   ABSTAIN
O        O         O

2. Approve a new investment advisory agreement between Market Street Fund and Gartmore Mutual Fund Capital Trust.

FOR      AGAINST   ABSTAIN
O        O         O

MSF-PC
--------------------------------------------------------------------------------
                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 20, 2002

                          Acquisition of the Assets of:

                               MARKET STREET FUND
                         All Pro Broad Equity Portfolio
                       All Pro Large Cap Growth Portfolio
                        All Pro Large Cap Value Portfolio
                       All Pro Small Cap Growth Portfolio
                        All Pro Small Cap Value Portfolio
                            Mid Cap Growth Portfolio
                               Balanced Portfolio
                             International Portfolio
                                 Bond Portfolio
                           Equity 500 Index Portfolio
                             Money Market Portfolio

                              300 Continental Drive
                             Newark, Delaware 19713
                                 (800) 688-5177

                             By and in exchange for

                        GARTMORE VARIABLE INSURANCE TRUST
                Gartmore GVIT Total Return Fund - Class IV Shares
                   Gartmore GVIT Growth Fund - Class IV Shares
                   Comstock GVIT Value Fund - Class IV Shares
                    GVIT Small Company Fund - Class IV Shares
                   GVIT Small Cap Value Fund - Class IV Shares
              Gartmore GVIT Government Bond Fund - Class IV Shares
                J.P.  Morgan GVIT Balanced Fund - Class IV Shares
                  GVIT Equity 500 Index Fund - Class IV Shares
             Dreyfus GVIT International Value Fund -Class IV Shares
                Strong GVIT Mid Cap Growth Fund - Class IV Shares
                Gartmore GVIT Money Market Fund - Class IV Shares

                      and Assumption of Stated Liabilities

                                 1200 River Road
                             Conshohocken, PA 19428
                                 (484) 530 -1300

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization of the above-referenced portfolios of Market Street Fund (collectively, the "Market Street Portfolios") into the above-referenced funds of Gartmore Variable Insurance Trust ("GVIT") (collectively, the "GVIT Acquiring Funds"). Pursuant to the proposed reorganization, each GVIT Acquiring Fund will acquire all of the assets of the corresponding Market Street Portfolio in exchange solely for the assumption of certain stated liabilities of that Market Street Portfolio and the GVIT Acquiring Fund's Class IV shares, to be distributed pro rata by the Market Street Portfolio to the holders of its shares, in complete liquidation of the Market Street Portfolio. For the name of the GVIT Acquiring Fund into which your Market Street Portfolio would be reorganized, see "SUMMARY - ABOUT THE FUNDS AND THE PROPOSED REORGANIZATION" on page 4 of the Prospectus/Proxy Statement dated December 20, 2002.

     Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus/Proxy Statement.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated December 20, 2002, relating to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-6331 or by writing to Nationwide Life Insurance Company at One Nationwide Plaza, Columbus, OH 43215.

                                TABLE OF CONTENTS

                                                                        PAGE
Incorporation by Reference. . . . . . . . . . . . . . . . . . . . . . .    4
History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
Description of the GVIT Acquiring Funds and their Investments and Risks    4
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .    4
Brokerage Allocation and Other Practices. . . . . . . . . . . . . . . .    4
Capital Stock and Other Securities. . . . . . . . . . . . . . . . . . .    5
Purchase, Redemption and Pricing of Shares. . . . . . . . . . . . . . .    5
Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Calculation of Performance Data . . . . . . . . . . . . . . . . . . . .    5
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .    5


     INCORPORATION  BY  REFERENCE

     The following documents have previously been filed with the SEC and are incorporated by reference herein.

1. The Statement of Additional Information of GVIT, dated December 19, 2002 (the "GVIT SAI").

2. The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001.

3. The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002.

4. The Annual Report to Shareholders of Market Street Fund for the fiscal year ended December 31, 2001.

5. The Semi-Annual Report to Shareholders of Market Street Fund for the six-month period ended June 30, 2002.

     HISTORY

     For a discussion of GVIT's history and other general information pertaining to GVIT, see the section entitled, "GENERAL INFORMATION AND HISTORY" in the GVIT SAI.

     DESCRIPTION  OF  THE  GVIT  ACQUIRING FUNDS AND THEIR INVESTMENTS AND RISKS

     For a discussion of the investment strategies and risks of the GVIT Acquiring Funds, see the sections entitled, "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND POLICIES," "DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES," "INVESTMENT RESTRICTIONS" and "PORTFOLIO TURNOVER" in the GVIT SAI.

     MANAGEMENT

     For information regarding the Trustees and Officers of GVIT, including, but not limited to, the names and a brief occupational biography of each of the Trustees and Officers, see the section entitled, "TRUSTEES AND OFFICERS OF THE TRUST" in the GVIT SAI.

     INVESTMENT  ADVISORY  AND  OTHER  SERVICES

     For a discussion of the GVIT Acquiring Funds' advisory and management-related services agreements, see the section entitled, "INVESTMENT ADVISORY AND OTHER SERVICES" in the GVIT SAI.



     BROKERAGE  ALLOCATION  AND  OTHER  PRACTICES

     For a discussion of the GVIT Acquiring Funds' brokerage policies, see the section entitled, "BROKERAGE ALLOCATIONS" in the GVIT SAI.

     CAPITAL  STOCK  AND  OTHER  SECURITIES

     For a discussion of each class of shares of GVIT and the characteristics of GVIT's shares of beneficial interest, see the sections entitled, "ADDITIONAL INFORMATION - DESCRIPTION OF SHARES" and "ADDITIONAL INFORMATION - VOTING RIGHTS" in the GVIT SAI.

     PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES

     For a description of the purchase and redemption procedures for GVIT's shares and a discussion of GVIT's valuation and pricing procedures, see the section entitled, "PURCHASES, REDEMPTIONS AND PRICING OF SHARES" in the GVIT SAI.

TAXATION

     For a discussion of the tax information relating to ownership of GVIT's shares, see the sections entitled, "TAX STATUS," "OTHER TAX CONSEQUENCES" and "TAX CONSEQUENCS TO SHAREHOLDERS" in the GVIT SAI.

     CALCULATION  OF  PERFORMANCE  DATA

     For a description and quotation of certain performance data used by the GVIT Acquiring Funds, see the section entitled "PERFORMANCE ADVERTISING" in the GVIT SAI.

     FINANCIAL  STATEMENTS

     The Annual Report to Shareholders of GVIT for the fiscal year ended December 31, 2001 contains financial information for the GVIT Acquiring Funds. The Semi-Annual Report to Shareholders of GVIT for the six-month period ended June 30, 2002 also contains financial information for the GVIT Acquiring Funds.

     The Annual Report to Shareholders of Market Street Fund for the fiscal year ended December 31, 2001 contains financial information for the Market Street Portfolios. The Semi-Annual Report to Shareholders of Market Street Fund for the six-month period ended June 30, 2002 also contains financial information for the Market Street Portfolios.

     Pro Forma Financial Statements which provide financial information for the GVIT Acquiring Funds after giving effect to the Reorganization, for the six-month period ended June 30, 2002,*foot1 No Pro Forma Financial Statements are provided for each of the MS Equity 500 Index Portfolio, MS International Portfolio, GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund because the GVIT Equity 500 Index Fund and Dreyfus GVIT International Fund were recently organized for the purpose of continuing the investment operations of the MS Equity 500 Index and MS International Portfolios, respectively. are attached as Appendix I.

* No Pro Forma Financial Statements are provided for each of the MS Equity 500 Index Portfolio, MS International Portfolio, GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund because the GVIT Equity 500 Index Fund and Dreyfus GVIT International Fund were recently organized for the purpose of continuing the investment operation of the MS Equity 500 Index and MS International Portfolios, respectively.

--------------------------------------------------------------------------------
                                   APPENDIX 1

                         Pro Forma Financial Statements

GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

COMMON STOCK
Aerospace / Defense
  114,281                   114,281  Boeing Co. (The)                               5,142,645                   5,142,645
   52,980                    52,980  Enpro Industries, Inc.                           278,145                     278,145
  264,900                   264,900  Goodrich (B.F.) Co.                            7,237,068                   7,237,068
   43,597       5,000        48,597  United Technologies                            2,960,236      339,500      3,299,736
                                                                                -------------  -----------  -------------
                                                                                   15,618,094      339,500     15,957,594
                                                                                -------------  -----------  -------------

Aluminum
  114,024                   114,024  Alcoa, Inc.                                    3,779,896                   3,779,896
                                                                                -------------               -------------

Amusement and Recreation
               27,520        27,520  AMC Entertainment                                             390,784        390,784
               18,600        18,600  Oakley, Inc.                                                  323,640        323,640
               17,000        17,000  Pinnacle Entertainment                                        180,710        180,710
                                                                                               -----------  -------------
                                                                                                   895,134        895,134
                                                                                               -----------  -------------

Apparel and Accessories
               18,800        18,800  Liz Claiborne, Inc.                                           597,840        597,840
               16,600        16,600  V.F. Corp.                                                    650,886        650,886
                                                                                               -----------  -------------
                                                                                                 1,248,726      1,248,726
                                                                                               -----------  -------------

Appliance and Household Durable
                9,100         9,100  York International Corp.                                      307,489        307,489
                                                                                               -----------  -------------

Auto Parts & Equipment
               31,700        31,700  Dana Corp.                                                    587,401        587,401
  191,600                   191,600  Delphi Automotive Systems Corp.                2,529,120                   2,529,120
                6,000         6,000  Magna International, Inc.                                     413,100        413,100
                                                                                -------------  -----------  -------------
                                                                                    2,529,120    1,000,501      3,529,621
                                                                                -------------  -----------  -------------

Automobiles
                5,100         5,100  Ford Motor Co.                                                 81,600         81,600
               15,800        15,800  General Motors Corp.                                          844,510        844,510
                                                                                               -----------  -------------

                                                                                                   926,110        926,110
                                                                                               -----------  -------------
Automotive Dealers
               22,101        22,101  United Auto Group, Inc.                                       461,911        461,911
                                                                                               -----------  -------------

Automotive Parts and Supplies
               15,600        15,600  Autoliv, Inc.                                                 393,120        393,120
                                                                                               -----------  -------------

Banking
                9,000         9,000  UCBH Holdings, Inc.                                           342,090        342,090
                                                                                               -----------  -------------

Banks - Southeast
               13,300        13,300  Colonial Bancgroup, Inc.                                      199,500        199,500
                                                                                               -----------  -------------

Beverages / Alcoholic
  619,300       7,500       626,800  Anheuser-Busch Cos., Inc.                     30,965,000      375,000     31,340,000
                                                                                -------------  -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Beverages / Soft Drink
   71,200                    71,200  Coca-Cola Co.                                  3,987,200                   3,987,200
  588,560                   588,560  PepsiCo, Inc.                                 28,368,592                  28,368,592
                                                                                -------------               -------------
                                                                                   32,355,792                  32,355,792
                                                                                -------------               -------------

Broadcast Media / Cable Television
               50,200        50,200  AOL Time Warner, Inc.                                         738,442        738,442
   76,600      75,600       152,200  Comcast Corp. Special Class A                  1,826,144    1,802,304      3,628,448
               19,300        19,300  Cox Communications, Inc. Class A                              531,715        531,715
               14,200        14,200  The Walt Disney Co.                                           268,380        268,380
  114,600      39,200       153,800  Viacom, Inc. Class B                           5,084,802    1,739,304      6,824,106
                                                                                -------------  -----------  -------------
                                                                                    6,910,946    5,080,145     11,991,091
                                                                                -------------  -----------  -------------

Broadcasting & Television
               29,704        29,704  Crown Media Holdings, Inc. Class A                            234,364        234,364
               20,100        20,100  Regent Communications, Inc.                                   141,886        141,886
                                                                                               -----------  -------------
                                                                                                   376,250        376,250
                                                                                               -----------  -------------

Business Consulting
               11,700        11,700  Maximus, Inc.                                                 370,890        370,890
                                                                                               -----------  -------------

Business Services
                7,800         7,800  CDI Corp.                                                     253,890        253,890
               12,000        12,000  First Data Corp.                                              446,400        446,400
                8,800         8,800  Pitney Bowes, Inc.                                            349,536        349,536
                                                                                               -----------  -------------
                                                                                                 1,049,826      1,049,826
                                                                                               -----------  -------------

Capital Goods
  236,970                   236,970  Cummins Engine, Inc.                           7,843,707                   7,843,707
   42,902                    42,902  Deere & Co.                                    2,055,006                   2,055,006
  231,500                   231,500  Dover Corp.                                    8,102,500                   8,102,500
  275,300                   275,300  Eaton Corp.                                   20,028,074                  20,028,074
              101,300       101,300  General Electric Co.                                        2,942,765      2,942,765
  123,500      23,700       147,200  Genuine Parts Co.                              4,306,445      826,419      5,132,864
  284,350                   284,350  PACCAR, Inc.                                  12,622,297                  12,622,297
  495,613                   495,613  Pall Corp.                                    10,283,970                  10,283,970
  270,100                   270,100  Parker Hannifin Corp.                         12,908,079                  12,908,079
                6,000         6,000  Precision Castparts Corp.                                     198,000        198,000
               10,500        10,500  Snap-On, Inc.                                                 311,745        311,745
                9,900         9,900  Texas Industries, Inc.                                        311,751        311,751
                                                                                               -----------  -------------
                                                                                   78,150,078    4,590,680     82,740,758
                                                                                -------------  -----------  -------------

Carbon Black
               17,400        17,400  Cabot Corp.                                                   498,510        498,510
                                                                                               -----------  -------------

Chemicals
  158,300                   158,300  Avery Dennison Corp.                           9,933,325                   9,933,325
  140,245      13,900       154,145  E.I. du Pont de Nemours & Co.                  6,226,878      617,160      6,844,038
  197,200      11,800       209,000  Eastman Chemical Co.                           9,248,680      553,420      9,802,100
  238,500                   238,500  Ecolab, Inc.                                  11,025,855                  11,025,855
                7,100         7,100  FMC Corp.                                                     214,207        214,207


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

   93,300                    93,300  Rohm & Haas Co.                                3,777,717                   3,777,717
               15,200        15,200  Millennium Chemicals, Inc.                                    213,560        213,560
                                                                                               -----------  -------------
                                                                                   40,212,455    1,598,347     41,810,802
                                                                                -------------  -----------  -------------

Chemicals & Allied Products
               10,700        10,700  Albemarle Corp.                                               329,025        329,025
               27,100        27,100  Crompton Corp.                                                345,525        345,525
               12,200        12,200  Cytec Industries, Inc.                                        383,568        383,568
               13,900        13,900  Lubrizol Corp.                                                465,650        465,650
                                                                                               -----------  -------------
                                                                                                 1,523,768      1,523,768
                                                                                               -----------  -------------

Chemicals - Plastic
               14,500        14,500  Spartech Corp.                                                394,835        394,835
                6,400         6,400  Tredegar Industries, Inc.                                     154,560        154,560
                                                                                               -----------  -------------
                                                                                                   549,395        549,395
                                                                                               -----------  -------------


Chemicals / Diversified
               29,800        29,800  Dow Chemical Co.                                            1,024,524      1,024,524
               23,600        23,600  Occidental Petroleums Corp.                                   707,764        707,764
                                                                                               -----------  -------------
                                                                                                 1,732,288      1,732,288
                                                                                               -----------  -------------


Combination Utility Services
               10,800        10,800  Potomac Electric Power Co.                                    231,984        231,984
                                                                                               -----------  -------------

Communication Equipment
               14,100        14,100  Corning, Inc.                                                  50,055         50,055
               36,300        36,300  Liberty Media Corp.                                           363,000        363,000
               40,300        40,300  Juniper Networks, Inc.                                        227,695        227,695
  325,794                   325,794  Motorola, Inc.                                 4,697,949                   4,697,949
               29,500        29,500  Nokia Corp.                                                   427,160        427,160
              277,100       277,100  Nortel Networks Corp.                                         401,795        401,795
               24,100        24,100  The Titan Corp.                                               440,789        440,789
                                                                                               -----------  -------------
                                                                                    4,697,949    1,910,494      6,608,443
                                                                                -------------  -----------  -------------

Computer Equipment
  107,400                   107,400  American Power Conversion Corp.                1,356,462                   1,356,462
  211,330      70,900       282,230  Dell Computer Corp.                            5,524,166    1,853,326      7,377,492
               37,600        37,600  Gateway, Inc.                                                 166,944        166,944
1,210,393      49,600     1,259,993  Hewlett-Packard Co.                           18,494,805      757,888     19,252,693
1,188,800      84,200     1,273,000  Intel Corp.                                   21,719,376    1,538,334     23,257,710
  293,483       6,000       299,483  International Business Machines Corp.         21,130,776      432,000     21,562,776
               32,100        32,100  Quantum Corp. - DLT & Storage Systems                         134,820        134,820
                                                                                               -----------  -------------
                                                                                   68,225,585    4,883,312     73,108,897
                                                                                -------------  -----------  -------------

Computer Networks
               56,203        56,203  Silicon Graphics, Inc.                                        165,237        165,237
                                                                                               -----------  -------------

Computer Software & Services
107,940                     107,940  Automatic Data Processing, Inc.                4,700,787                   4,700,787


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

               19,600        19,600  BEA Systems, Inc.                                             186,396        186,396
                4,900         4,900  Black Box Corp.                                               199,577        199,577
  587,870                   587,870  BMC Software, Inc.                             9,758,642                   9,758,642
  136,300                   136,300  Brocade Communications Systems, Inc.           2,382,524                   2,382,524
  200,800                   200,800  Cadence Design Systems, Inc.                   3,236,896                   3,236,896
1,285,827     144,300     1,430,127  Cisco Systems, Inc.                           17,937,287    2,012,985     19,950,272
              102,600       102,600  Covad Communications Group, Inc.                              121,068        121,068
               66,232        66,232  Inktomi Corp.                                                  58,284         58,284
1,004,028      73,800     1,077,828  Microsoft Corp.                               54,920,331    4,036,860     58,957,191
  137,700                   137,700  NCR Corp.                                      4,764,420                   4,764,420
  720,900                   720,900  Oracle Corp.                                   6,826,923                   6,826,923
  132,300      20,200       152,500  PeopleSoft, Inc.                               1,968,624      300,576      2,269,200
  851,796                   851,796  Sun Microsystems, Inc.                         4,267,498                   4,267,498
               45,800        45,800  Veritas Software Corp.                                        906,382        906,382
                                                                                               -----------  -------------
                                                                                  110,763,932    7,822,128    118,586,060
                                                                                -------------  -----------  -------------

Computers, Peripherals & Software
                8,000         8,000  Fiserv, Inc.                                                  293,679        293,679
               25,800        25,800  Kana Software, Inc.                                           103,200        103,200
               22,046        22,046  Legato Systems, Inc.                                           79,366         79,366
               21,200        21,200  MSC Software Corp.                                            189,740        189,740
               31,750        31,750  QuadraMed Corp.                                               221,933        221,933
                                                                                               -----------  -------------
                                                                                                   887,918        887,918
                                                                                               -----------  -------------

Conglomerates
  178,500                   178,500  3M Co.                                        21,955,500                  21,955,500
  369,950                   369,950  Ingersoll-Rand Co.                            16,891,917                  16,891,917
                2,100         2,100  Johnson Controls, Inc.                                        171,381        171,381
                                                                                               -----------  -------------
                                                                                   38,847,417      171,381     39,018,798
                                                                                -------------  -----------  -------------

Construction
               22,500        22,500  Dycom Industries, Inc.                                        263,025        263,025
                                                                                               -----------  -------------

Construction & Building Materials
  260,450                   260,450  Centex Corp.                                  15,051,406                  15,051,406
  782,600                   782,600  Masco Corp.                                   21,216,286                  21,216,286
               20,400        20,400  Sherwin-Williams Co.                                          610,572        610,572
  276,568                   276,568  Vulcan Materials Co.                          12,113,678                  12,113,678
                                                                                -------------               -------------
                                                                                   48,381,370      610,572     48,991,942
                                                                                -------------  -----------  -------------

Construction Machinery
               16,000        16,000  JLG Industries, Inc.                                          224,480        224,480
                                                                                               -----------  -------------

Consumer Durable
  497,700       7,200       504,900  Black & Decker Corp.                          23,989,140      347,040     24,336,180
               17,200        17,200  Danaher Corp.                                               1,141,220      1,141,220
  305,500      17,600       323,100  Fortune Brands, Inc.                          17,108,000      985,600     18,093,600
  791,500                   791,500  Maytag Corp.                                  33,757,475                  33,757,475
               10,100        10,100  Whirlpool Corp.                                               660,136        660,136
                                                                                               -----------  -------------
                                                                                   74,854,615    3,133,996     77,988,611
                                                                                -------------  -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Consumer Non-Cyclical
               13,800        13,800  Avon Products, Inc.                                           720,912        720,912
               17,500        17,500  Colgate-Palmolive Co.                                         875,875        875,875
                                                                                               -----------  -------------
                                                                                                 1,596,787      1,596,787
                                                                                               -----------  -------------

Consumer Non-Durable
               32,754        32,754  Finish Line, Class A                                          586,952        586,952
   54,600                    54,600  Kimberly-Clark Corp.                           3,385,200                   3,385,200
   69,800      17,700        87,500  Procter & Gamble Co.                           6,233,140    1,580,610      7,813,750
                                                                                -------------  -----------  -------------
                                                                                    9,618,340    2,167,562     11,785,902
                                                                                -------------  -----------  -------------

Consumer Services
               10,500        10,500  Banta Corp.                                                   376,950        376,950
                                                                                               -----------  -------------

Containers
                5,500         5,500  Bemis, Inc.                                                    261,250       261,250
  423,100                   423,100  Sealed Air Corp.                              17,038,237                  17,038,237
               35,100        35,100  Smurfit-Stone Container Corp.                                 541,242        541,242
                                                                                               -----------  -------------
                                                                                   17,038,237      802,492     17,840,729
                                                                                -------------  -----------  -------------

Crude Petroleum and Natural Gas
                9,300         9,300  Noble Energy Inc.                                             335,265        335,265
               18,900        18,900  Patterson-UTI Energy Inc.                                     533,547        533,547
               13,200        13,200  Brown (Tom), Inc.                                             374,220        374,220
                                                                                               -----------  -------------
                                                                                                 1,243,032      1,243,032
                                                                                               -----------  -------------

Diversified
                6,700         6,700  Clarcor, Inc.                                                 212,055        212,055
                                                                                               -----------  -------------

Drilling Oil & Gas Wells
   98,000                    98,000  Noble Corp.                                    3,782,800                   3,782,800
                                                                                -------------               -------------

Drugs
               16,900        16,900  Amgen, Inc.                                                   707,772        707,772
               46,250        46,250  Cardinal Health, Inc.                                       2,840,213      2,840,213
   74,100      12,300        86,400  Merck & Co., Inc.                              3,752,424      622,872      4,375,296
1,615,250     109,500     1,724,750  Pfizer, Inc.                                  56,533,750    3,832,500     60,366,250
  379,700      44,000       423,700  Wyeth                                         19,440,640    2,252,800     21,693,440
                                                                                -------------  -----------  -------------
                                                                                   79,726,814   10,256,157     89,982,971
                                                                                -------------  -----------  -------------

Drugs, Proprietaries, and Sundries
               14,000        14,000  Priority Healthcare Corp., Series B                           329,000        329,000
                                                                                               -----------  -------------

Electric and Electronic Equipment
               10,256        10,256  DRS Technologies                                              438,444        438,444
                                                                                               -----------  -------------

Electric and Other Services Combined
               15,600        15,600  Westar Energy, Inc.                                           239,460        239,460
                                                                                               -----------  -------------

Electric Services
               12,500        12,500  Vectren, Inc.                                                 313,750        313,750
                                                                                               -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Electrical Equipment
   91,970                    91,970  Agilent Technologies, Inc.                     2,175,091                   2,175,091
  202,300      13,600       215,900  Cooper Industries, Inc.                        7,950,390      534,480      8,484,870
   32,400                    32,400  Grainger (W.W.), Inc.                          1,623,240                   1,623,240
   43,100                    43,100  Rockwell International Corp.                     861,138                     861,138
   70,800                    70,800  SPX Corp.                                      8,319,000                   8,319,000
                                                                                -------------               -------------
                                                                                   20,928,859      534,480     21,463,339
                                                                                -------------  -----------  -------------

Electronic - Military
               10,700        10,700  United Industrial Corp.                                       233,795        233,795
                                                                                               -----------  -------------

Electronics
               35,027        35,027  Aeroflex, Inc.                                                243,438        243,438
  170,070      63,200       233,270  Altera Corp.                                   2,312,952      859,520      3,172,472
               15,100        15,100  Credence Systems Corp.                                        268,327        268,327
                7,500         7,500  CTS Corp.                                                      90,300         90,300
   48,358                    48,358  Emerson Electric Co.                           2,587,637                   2,587,637
               77,300        77,300  Flextronics International Ltd.                                551,149        551,149
               11,800        11,800  Hubbell, Inc. Class B                                         402,970        402,970
               11,100        11,100  KEMET Corp.                                                   198,246        198,246
  242,700                   242,700  LSI Logic Corp.                                2,123,625                   2,123,625
               62,500        62,500  Solectron Corp.                                               384,375        384,375
   94,100                    94,100  Teradyne, Inc.                                 2,211,350                   2,211,350
               15,400        15,400  Thomas & Betts Corp.                                          286,440        286,440
                                                                                               -----------  -------------
                                                                                    9,235,564    3,284,765     12,520,329
                                                                                -------------  -----------  -------------

Family Clothing Stores
               47,200        47,200  Designs, Inc.                                                 319,497        319,497
                                                                                               -----------  -------------

Financial
               10,100        10,100  Golden West Financial Corp.                                   694,678        694,678
               10,300        10,300  Lehman Brothers Holdings, Inc.                                643,956        643,956
                                                                                               -----------  -------------
                                                                                                 1,338,634      1,338,634
                                                                                               -----------  -------------

Financial / Banks
               37,200        37,200  AmSouth Bancorp                                               832,536        832,536
  152,400      33,300       185,700  Bank of America Corp.                         10,722,864    2,342,987     13,065,851
  301,900                   301,900  Bank of New York Co., Inc.                    10,189,125                  10,189,125
               57,800        57,800  Bank One Corp.                                              2,224,144      2,224,144
                3,200         3,200  Charter One Financial, Inc.                                   110,016        110,016
  554,220     146,500       700,720  Citigroup, Inc.                               21,476,025    5,676,874     27,152,899
                9,800         9,800  Comerica, Inc.                                                601,720        601,720
  379,300      31,456       410,756  Fleet Boston Corp.                            12,270,355    1,017,602     13,287,957
  172,472      51,200       223,672  J.P. Morgan Chase & Co.                        5,850,250    1,736,704      7,586,954
  119,200                   119,200  John Hancock Financial Services, Inc.          4,195,840                   4,195,840
               23,000        23,000  KeyCorp                                                       627,900        627,900
  486,338                   486,338  Mellon Financial Corp.                        15,285,603                  15,285,603
               24,500        24,500  Merrill Lynch & Co., Inc.                                     992,250        992,250
               29,000        29,000  National City Corp.                                           964,250        964,250
               19,000        19,000  Regions Financial Corp.                                       667,850        667,850
                5,700         5,700  Suntrust Banks, Inc.                                          386,004        386,004
  881,670      55,796       937,466  U.S. Bancorp                                  20,586,995    1,302,837     21,889,832
               20,700        20,700  Union Planters Corp.                                          670,059        670,059
  211,500      42,500       254,000  Wachovia Corp.                                 8,075,070    1,622,650      9,697,720


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

  170,300      29,100       199,400  Washington Mutual, Inc.                        6,319,833    1,079,901      7,399,734
  609,403      15,600       625,003  Wells Fargo & Co.                             30,506,714      780,936     31,287,650
                                                                                -------------  -----------  -------------
                                                                                  145,478,674   23,637,220    169,115,894
                                                                                -------------  -----------  -------------

Financial / Miscellaneous
  146,200       7,200       153,400  American Express Co.                           5,309,984      261,504      5,571,488
                7,500         7,500  Household International, Inc.                                 372,750        372,750
               15,000        15,000  Waypoint Financial Corp.                                      293,250        293,250
                                                                                               -----------  -------------
                                                                                    5,309,984      927,504      6,237,488
                                                                                -------------  -----------  -------------

Financial Services
                7,400         7,400  Commercial Federal Corp.                                      214,600        214,600
               22,100        22,100  Concord EFS, Inc.                                             666,094        666,094
  841,200      23,400       864,600  Fannie Mae                                    62,038,500    1,725,750     63,764,250
                9,900         9,900  Freddie Mac                                                   605,880        605,880
  867,700      83,400       951,100  MBNA Corp.                                    28,694,839    2,758,038     31,452,877
               40,600        40,600  Morgan Stanley Dean Witter & Co.                            1,749,048      1,749,048
               14,600        14,600  Sovereign Bancorp, Inc.                                       218,270        218,270
                                                                                               -----------  -------------
                                                                                   90,733,339    7,937,680     98,671,019
                                                                                -------------  -----------  -------------

Food
  240,300                   240,300  General Mills, Inc.                           10,592,424                  10,592,424
  368,900      31,000       399,900  Philip Morris Cos., Inc.                      16,113,552    1,354,080     17,467,632
  157,100      42,383       199,483  Tyson Foods, Inc., Class A                     2,436,621      657,360      3,093,981
                                                                                -------------  -----------  -------------
                                                                                   29,142,597    2,011,440     31,154,037
                                                                                -------------  -----------  -------------

Food / Beverage & Related
                7,337         7,337  American Italian Pasta Co.                                    374,114        374,114
               43,050        43,050  Archer-Daniels-Midland Co.                                    550,610        550,610
               34,500        34,500  ConAgra, Inc.                                                 953,924        953,924
               28,500        28,500  Sara Lee Corp.                                                588,240        588,240
                                                                                               -----------  -------------
                                                                                                 2,466,888      2,466,888
                                                                                               -----------  -------------

Food Preparations
                6,400         6,400  Sensient Technologies Corp.                                   145,664        145,664
                                                                                               -----------  -------------

Furniture
  529,500      26,000       555,500  Leggett & Platt, Inc.                         12,390,300      608,400     12,998,700
                                                                                -------------  -----------  -------------

Gold Ores
  164,800                   164,800  Barrick Gold Corp.                             3,129,552                   3,129,552
                                                                                -------------               -------------

Healthcare
   84,300       3,600        87,900  Abbott Laboratories                            3,173,895      135,540      3,309,435
  297,800                   297,800  Boston Scientific Corp.                        8,731,496                   8,731,496
                7,200         7,200  Bristol-Myers Squibb Co.                                      185,040        185,040
                4,700         4,700  Datascope Corp.                                               129,908        129,908
   42,600                    42,600  Guidant Corp.                                  1,287,798                   1,287,798
               75,400        75,400  Health Management                                           1,519,310      1,519,310
                                     Associates, Inc., Class A
               13,100        13,100  Humana, Inc.                                                  204,753        204,753


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                          PROFORMA                                                 FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2    COMBINED                                                 MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

  737,840      57,000       794,840  Johnson & Johnson                             38,559,518    2,978,820     41,538,338
  456,670                   456,670  Manor Care, Inc.                              10,503,410                  10,503,410
  222,200      38,100       260,300  Medtronic, Inc.                                9,521,270    1,632,585     11,153,855
  286,800                   286,800  St. Jude Medical, Inc.                        21,180,180                  21,180,180
               25,800        25,800  Tenet Healthcare Corp.                                      1,845,990      1,845,990
  113,100      10,200       123,300  Wellpoint Health Networks, Inc.                8,800,311      793,662      9,593,973
                                                                                -------------  -----------  -------------
                                                                                  101,757,878    9,425,608    111,183,486
                                                                                -------------  -----------  -------------

Help Supply Services
               40,800        40,800  Modis Professional Services                                   346,800        346,800
                                                                                               -----------  -------------

Holding Offices
                8,400         8,400  American Financial Holdings, Inc.                             251,328        251,328
                                                                                               -----------  -------------

Hospital and Medical Service Plans
               15,400        15,400  Aetna US Healthcare                                           738,738        738,738
                5,100         5,100  Amerigroup Corp.                                              139,128        139,128
               22,700        22,700  Health Net, Inc.                                              607,679        607,679
                                                                                               -----------  -------------
                                                                                                 1,485,545      1,485,545
                                                                                               -----------  -------------

Industrial Gases
               13,700        13,700  Praxair, Inc.                                                 780,489        780,489
                                                                                               -----------  -------------

Insurance
  355,400      58,800       414,200  American International                        24,248,942    4,011,924     28,260,866
                                     Group, Inc.
  157,500       8,800       166,300  Chubb Corp.                                   11,151,000      623,040     11,774,040
                3,100         3,100  CIGNA Corp.                                                   302,002        302,002
  115,000       1,900       116,900  MBIA, Inc.                                     6,500,950      107,407      6,608,357
               20,400        20,400  MetLife, Inc.                                                 587,520        587,520
                8,700         8,700  MGIC Investment Corp.                                         589,860        589,860
               19,700        19,700  The Allstate Corp.                                            728,506        728,506
               14,800        14,800  Torchmark Corp.                                               565,360        565,360
                                                                                               -----------  -------------
                                                                                   41,900,892    7,515,619     49,416,511
                                                                                -------------  -----------  -------------

Leisure Products
1,456,000                 1,456,000  Brunswick Corp.                               40,768,000                  40,768,000
                                                                                -------------               -------------

Machinery, Equipment, and Supplies
               12,200        12,200  NCI Building Systems                                          217,160        217,160
                                                                                               -----------  -------------

Manufacturing
  320,086                   320,086  Illinois Tool Works, Inc.                     21,861,874                  21,861,874
                                                                                -------------               -------------

Mining Machinery
               20,500        20,500  Joy Global, Inc.                                              355,470        355,470
                                                                                               -----------  -------------

Misc. Fabricated Wire Products
               10,000        10,000  Belden, Inc.                                                  208,400        208,400
                                                                                               -----------  -------------

Miscellaneous Retail
               68,800        68,800  Champion Enterprises                                          386,656        386,656
                                                                                               -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Miscellaneous Retail Stores
                4,800         4,800  Landry's Seafood Restaurants, Inc.                            122,448        122,448
                                                                                               -----------  -------------

Motor Vehicle Parts and Accessories
                5,313         5,313  Arvinmeritor, Inc.                                            127,512        127,512
               10,900        10,900  Lear Corp.                                                    504,125        504,125
                                                                                               -----------  -------------
                                                                                                   631,637        631,637
                                                                                               -----------  -------------

Motor Vehicles
               40,800        40,800  Harley-Davidson, Inc.                                       2,091,816      2,091,816
                                                                                               -----------  -------------

Motor Vehicles and Car Bodies
               15,500        15,500  Kroll, Inc.                                                   325,190        325,190
                                                                                               -----------  -------------

Multimedia
               18,500        18,500  Radio One, Inc.                                               275,095        275,095
                                                                                               -----------  -------------

National Banks, Commercial
               18,400        18,400  Local Financial Corp.                                         300,104        300,104
                                                                                               -----------  -------------

Office Equipment
               19,500        19,500  Moore Corp., Ltd.                                             223,860        223,860
                                                                                               -----------  -------------

Oil & Gas
                6,700         6,700  Amerada Hess Corp.                                            552,750        552,750
               13,600        13,600  Ashland, Inc.                                                 550,800        550,800
               26,400        26,400  Baker Hughes, Inc.                                            878,856        878,856
  158,798      12,400       171,198  ChevronTexaco Corp.                           14,053,623    1,097,400     15,151,023
   36,700                    36,700  El Paso Corp.                                    756,387                     756,387
                9,185         9,185  Evergreen Resources, Inc.                                     390,363        390,363
  742,400      96,600       839,000  Exxon Mobil Corp.                             30,379,008    3,952,872     34,331,880
               10,900        10,900  Massey Energy Company                                         138,430        138,430

   66,000                    66,000  Nabors Industries, Inc.                        2,329,800                   2,329,800
  114,950      13,200       128,150  Phillips Petroleum Co.                         6,768,256      777,216      7,545,472
               18,000        18,000  Rowan Cos., Inc.                                 386,100      386,100
  115,266                   115,266  Royal Dutch Petroleum Co.                      6,370,752                   6,370,752
                6,400         6,400  Valero Energy Corp.                                           239,488        239,488
                                                                                               -----------  -------------
                                                                                   60,657,826    8,964,275     69,622,101
                                                                                -------------  -----------  -------------

Oil and Gas Field Machinery
               13,617        13,617  Grand Prideco, Inc.                                           185,191        185,191
                                                                                               -----------  -------------

Operative Builders
                3,380         3,380  WCI Communities, Inc.                                          97,851         97,851
                                                                                               -----------  -------------

Paper & Forest Products
               17,925        17,925  Georgia Pacific Corp.                                         440,597        440,597
  308,943       6,300       315,243  International Paper Co.                       13,463,736      274,554     13,738,290
               10,000        10,000  Temple-Inland, Inc.                                           578,600        578,600
  227,113                   227,113  Weyerhaeuser Co.                              14,501,165                  14,501,165
                                                                                -------------               -------------
                                                                                   27,964,901    1,293,751     29,258,652
                                                                                -------------  -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Paper and Allied Products
               25,900        25,900  Buckeye Technologies, Inc.                                    253,820        253,820
                                                                                               -----------  -------------

Petroleum Refining
                9,100         9,100  Conoco, Inc.                                                  252,980        252,980
                                                                                               -----------  -------------

Prepackaged Software
               34,389        34,389  United Online, Inc.                                           413,356        413,356
                                                                                               -----------  -------------

Printing & Publishing
                9,400         9,400  Donnelley (R.R.) & Sons Co.                                   258,970        258,970
  157,300                   157,300  Gannett Co., Inc.                             11,939,070                  11,939,070
                                                                                -------------               -------------
                                                                                   11,939,070      258,970     12,198,040
                                                                                -------------  -----------  -------------


Pulp Mills
               17,850        17,850  Meadwestvaco Corp.                                            599,046        599,046
                                                                                               -----------  -------------

Radio Broadcasting
                5,536         5,536  Entercom Communications Corp.                                 254,102        254,102
                                                                                               -----------  -------------

Railroads
               22,100        22,100  Burlington Northern Santa Fe Corp.                            663,000        663,000
  420,500                   420,500  CSX Corp.                                     14,738,525                  14,738,525
1,088,300      38,200     1,126,500  Norfolk Southern Corp.                        25,444,454      893,116     26,337,570
               19,300        19,300  Union Pacific Corp.                                         1,221,304      1,221,304
                                                                                               -----------  -------------
                                                                                   40,182,979    2,777,420     42,960,399
                                                                                -------------  -----------  -------------

Raw Materials
               12,500        12,500  Ferro Corp.                                                   376,875        376,875
                                                                                               -----------  -------------

Real Estate Investment Trusts
                4,300         4,300  Prentiss Properties Trust                                     136,525        136,525
                                                                                               -----------  -------------

Residential Construction
               19,300        19,300  Willbros Group, Inc.                                          328,100        328,100
                                                                                               -----------  -------------

Restaurants
                6,300         6,300  IHOP                                                          185,535        185,535
  102,200       6,200       108,400  McDonald's Corp.                               2,907,590      176,390      3,083,980
                                                                                -------------  -----------  -------------
                                                                                    2,907,590      361,925      3,269,515
                                                                                -------------  -----------  -------------

Retail
               28,100        28,100  1-800-FLOWERS.COM, Inc.                                       313,596        313,596
                7,300         7,300  Bed, Bath & Beyond, Inc.                                      275,502        275,502
                9,950         9,950  Best Buy Co., Inc.                                            361,185        361,185
               16,300        16,300  Copart, Inc.                                                  264,549        264,549
   86,900                    86,900  Costco Wholesale Corp.                         3,356,078                   3,356,078
               15,800        15,800  Federated Department Stores, Inc.                627,260                     627,260
  123,200      70,000       193,200  Home Depot, Inc.                               4,525,136    2,571,100      7,096,236
               10,400        10,400  Hot Topic, Inc.                                               277,784        277,784
               41,800        41,800  Kohl's Corp.                                                2,929,343      2,929,343
   60,200                    60,200  Lowe's Cos., Inc.                              2,733,080                   2,733,080
  123,500       9,700       133,200  May Department Stores Co. (The)                4,066,855      319,421      4,386,276
               18,500        18,500  Sears, Roebuck & Co.                                        1,004,550      1,004,550


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

  581,900                   581,900  Target Corp.                                  22,170,390                  22,170,390
  286,500                   286,500  Tiffany & Co.                                 10,084,800                  10,084,800
               34,600        34,600  TJX Cos., Inc.                                                678,506        678,506
               20,400        20,400  Tommy Hilfiger Corp.                                          292,128        292,128
  511,200                   511,200  Toys 'R' Us, Inc.                              8,930,664                   8,930,664
               33,300        33,300  Wal-Mart Stores, Inc.                                       1,831,833      1,831,833
               14,780        14,780  West Marine, Inc.                                             188,593        188,593
                                                                                               -----------  -------------
                                                                                   55,867,003   11,935,350     67,802,353
                                                                                -------------  -----------  -------------

Retail / Food & Drug
               28,600        28,600  Supervalu, Inc.                                               701,558        701,558
  103,000                   103,000  SYSCO Corp.                                    2,803,660                   2,803,660
               13,700        13,700  Walgreen Co.                                                  529,231        529,231
                                                                                               -----------  -------------
                                                                                    2,803,660    1,230,789      4,034,449
                                                                                -------------  -----------  -------------

Savings and Loan Associations
                7,700         7,700  FirstFed Financial Corp.                                      223,300        223,300
                                                                                               -----------  -------------

Semiconductors
  362,120                   362,120  Applied Materials, Inc.                        6,887,522                   6,887,522
  129,000                   129,000  Linear Technology Corp.                        4,054,470                   4,054,470
               14,400        14,400  Maxim Integrated Products, Inc.                               551,952        551,952
  218,064      19,700       237,764  Micron Technology, Inc.                        4,409,254      398,334      4,807,588
   55,000                    55,000  National Semiconductor Corp.                   1,604,350                   1,604,350
   93,700                    93,700  Novellus Systems, Inc.                         3,185,800                   3,185,800
   49,800                    49,800  QLogic Corp.                                   1,897,380                   1,897,380
  229,900                   229,900  STMicroelectronics N.V.                        5,593,467                   5,593,467
  315,101      15,400       330,501  Texas Instruments, Inc.                        7,467,894      364,980      7,832,874
                                                                                -------------  -----------  -------------
                                                                                   35,100,137    1,315,266     36,415,403
                                                                                -------------  -----------  -------------

Services
  179,300                   179,300  Accenture Ltd. Class A                         3,406,700                   3,406,700
  130,300                   130,300  IMS Health, Inc.                               2,338,885                   2,338,885
                                                                                -------------               -------------
                                                                                    5,745,585                   5,745,585
                                                                                -------------               -------------

Shelter
               12,900        12,900  Clayton Homes, Inc.                                           203,820        203,820
                9,700         9,700  Hon Industries                                                264,034        264,034
                                                                                               -----------  -------------
                                                                                                   467,854        467,854
                                                                                               -----------  -------------

Single-family Housing Construction
                9,300         9,300  KB Home                                                       479,043        479,043
                                                                                               -----------  -------------

Steel Pipe and Tubes
                4,700         4,700  Quanex Corp.                                                  205,390        205,390
                                                                                               -----------  -------------

Supermarket
                8,200         8,200  Proassurance Corp.                                            144,320        144,320
                                                                                               -----------  -------------

Technology
                2,900         2,900  Avnet, Inc.                                                    63,771         63,771
               31,000        31,000  BE Aerospace, Inc.                                            408,580        408,580


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

               33,200        33,200  Ingram Micro, Inc.                                            456,500        456,500
               14,300        14,300  Tech Data Corp.                                               541,255        541,255
                                                                                               -----------  -------------
                                                                                                 1,470,106      1,470,106
                                                                                               -----------  -------------

Telecommunications
               14,900        14,900  Andrew Corp.                                                  222,309        222,309
  473,267      27,500       500,767  AT&T Corp.                                     5,063,957      294,250      5,358,207
  400,912                   400,912  AT&T Wireless Services, Inc.                   2,345,335                   2,345,335
               17,700        17,700  Bellsouth Corp.                                               557,550        557,550
               76,400        76,400  Qwest Communications International, Inc.                      213,920        213,920
               43,800        43,800  SBC Communications, Inc.                                    1,335,900      1,335,900
               32,600        32,600  Sprint Corp. (FON Group)                                      345,886        345,886
  442,563      31,700       474,263  Verizon Communications, Inc.                  17,768,905    1,272,755     19,041,660
              293,700       293,700  Worldcom, Inc.                                                243,771        243,771
                                                                                               -----------  -------------
                                                                                   25,178,197    4,486,341     29,664,538
                                                                                -------------  -----------  -------------

Telephone Communications
              100,700       100,700  Redback Networks, Inc.                                        180,253        180,253
                                                                                               -----------  -------------

Television Broadcasting
               28,477        28,477  Entravision                                                   348,843        348,843
                                     Communications Corp.                                      -----------  -------------
                                     Tire & Rubber
               20,900        20,900  Goodyear Tire & Rubber Co.                                    391,039        391,039
                                                                                               -----------  -------------

Transportation
                8,900         8,900  USFreightways Corp.                                           337,043        337,043
                                                                                               -----------  -------------

United States
                                     Health & Personal Care
                8,400         8,400  Rehabcare Group, Inc.                                         201,852        201,852
                                                                                               -----------  -------------

Utilities
               11,200        11,200  Ameren Corp.                                                  481,712        481,712
               17,500        17,500  American Electric Power Co., Inc.                             700,350        700,350
   83,400      17,000       100,400  Cinergy Corp.                                  3,001,566      611,830      3,613,396
               17,500        17,500  CMS Energy Corp.                                              192,150        192,150
               18,700        18,700  Consolidated Edison, Inc.                                     780,725        780,725
  393,900                   393,900  Dominion Resources, Inc.                      26,076,180                  26,076,180
   83,476                    83,476  Duke Energy Corp.                              2,596,104                   2,596,104
                3,200         3,200  Entergy Corp.                                                 135,808        135,808
                4,900         4,900  Puget Energy, Inc.                                            101,185        101,185
                1,200         1,200  Reliant Resources, Inc.                                        10,500         10,500
   113,100                  113,100  Southern Co.                                   3,098,940                   3,098,940
   315,400                  315,400  TXU Corp.                                     16,258,870                  16,258,870
                7,300         7,300  Xcel Energy, Inc.                                             122,421        122,421
                                                                                               -----------  -------------
                                                                                   51,031,660    3,136,681     54,168,341
                                                                                -------------  -----------  -------------

Video Tape Rental
               25,700        25,700  Hollywood Entertainment Corp.                                 531,476        531,476
                                                                                               -----------  -------------

Wholesale Trade-durable Goods
               26,700        26,700  Casey's General Stores, Inc.                                  321,468        321,468
                                                                                               -----------  -------------


GARTMORE GVIT TOTAL RETURN FUND / ALL PRO BROAD EQUITY PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                        June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Total Return Fund.  Fund 2 represents All Pro
Broad Equity Portfolio.

                                                                                                              PROFORMA
                           PROFORMA                                                FUND 1       FUND 2        COMBINED
    FUND 1      FUND 2     COMBINED                                                MARKET       MARKET         MARKET
    SHARES     SHARES      SHARES             SECURITY DESCRIPTION                VALUE ($)     VALUE ($)     VALUE ($)
-----------------------------------  -----------------------------------------  -------------  -----------  -------------

Woven Carpets and Rugs
                3,000         3,000  Mohawk Industries Co.                                         184,590        184,590


                                     Total Common Stock                         1,508,474,561  174,673,779  1,683,148,340

                                     COMMERCIAL PAPER
38,173,000               38,173,000  UBS Finance, 2.00%, 07/01/02                  38,170,879                  38,170,879

                                     Total Commercial Paper                        38,170,879                  38,170,879

                                     MONEY MARKET
            2,042,749     2,042,749  One Group Prime Money                                       2,042,749      2,042,749
                                     Market- Institutional Class

                                     Total Money Market                                          2,042,749      2,042,749

(a)TOTAL INVESTMENTS (COST $1,527,010,381; $201,625,656 AND $1,728,636,037;
RESPECTIVELY)                                                                   1,546,645,440  176,716,528  1,723,361,968
                                                                                =============  ===========  =============
-------------------------------------------------------------------------------------------------------------------------
(a)     Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation
(depreciation) of securities.

ADR  American Depositary Receipt

See notes to financial statements.

GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


COMMON STOCK
Aerospace/Defense
               2,100      2,100  L-3 Communications Holdings, Inc.                            113,400       113,400
   83,700                83,700  Lockheed Martin Corp.                         5,817,150                  5,817,150
                 700        700  Northrop Grumman Corp.                                        87,500        87,500
   20,500      1,000     21,500  United Technologies                           1,391,950       67,900     1,459,850
                                                                            ------------  -----------  ------------
                                                                               7,209,100      268,800     7,477,900
                                                                            ------------  -----------  ------------
Athletic Footwear
   26,900                26,900  Nike, Inc. Class B                            1,443,185                  1,443,185
                                                                            ------------               ------------
Automotive Equipment
               1,100      1,100  Advance Auto Parts, Inc.                                      59,961        59,961
               2,400      2,400  Aftermarket Technology Corp.                                  46,080        46,080
                                                                                          -----------  ------------
                                                                                              106,041       106,041
                                                                                          -----------  ------------
Banks
   43,400                43,400  Charter One Financial, Inc.                   1,492,092                  1,492,092
   28,200                28,200  City National Corp.                           1,515,750                  1,515,750
               3,200      3,200  Merrill Lynch & Co., Inc.                                    129,600       129,600
   33,300                33,300  Wells Fargo & Co.                             1,666,998                  1,666,998
                                                                            ------------               ------------
                                                                               4,674,840      129,600     4,804,440
                                                                            ------------  -----------  ------------
Beverages
               1,000      1,000  Constellation Brands, Inc.                                    32,000        32,000
   61,100                61,100  Pepsi Bottling Group, Inc.                    1,881,880                  1,881,880
                                                                            ------------               ------------
                                                                               1,881,880       32,000     1,913,880
                                                                            ------------  -----------  ------------
Beverages / Alcoholic
   40,510      5,300     45,810  Anheuser-Busch Cos., Inc.                     2,025,500      265,000     2,290,500
                                                                            ------------  -----------  ------------
Beverages / Soft Drink
   23,700                23,700  Coca-Cola Co.                                 1,327,200                  1,327,200
  122,200      5,070    127,270  PepsiCo, Inc.                                 5,890,040      244,374     6,134,414
                                                                            ------------  -----------  ------------
                                                                               7,217,240      244,374     7,461,614
                                                                            ------------  -----------  ------------
Book Publishing
               3,200      3,200  Readers Digest Assoc.,                                        59,936        59,936
                                                                                          -----------  ------------
Book stores
               3,100      3,100  Barnes & Noble, Inc.                                          81,933        81,933
                                                                                          -----------  ------------
Broadcast Media / Cable Television
              10,650     10,650  AOL Time Warner, Inc.                                        156,662       156,662
              16,700     16,700  Comcast Corp. Special Class A                                398,128       398,128
               4,800      4,800  Cox Communications, Inc. Class A                             132,240       132,240
  134,000      7,500    141,500  Viacom, Inc. Class B                          5,945,580      332,775     6,278,355
                                                                            ------------  -----------  ------------
                                                                               5,945,580    1,019,805     6,965,385
                                                                            ------------  -----------  ------------
Broadcasting & Television


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


               1,900      1,900  Cumulus Media, Inc. Class A                                   26,182        26,182
                                                                                          -----------  ------------
Building & Building Supplies
               1,050      1,050  D.R. Horton, Inc.                                             27,332        27,332
               2,530      2,530  Shaw Group, Inc.                                              77,671        77,671
                                                                                          -----------  ------------
                                                                                              105,003       105,003
Building - Residential and Commercial
   26,700      1,500     28,200  Lennar Corp.                                  1,634,040       91,800     1,725,840
                                                                            ------------  -----------  ------------
Business & Consumer Services
               2,000      2,000  Alliance Data Systems Corp.                                   51,100        51,100
                 700        700  ARAMARK Corp.                                                 17,500        17,500
               2,233      2,233  ChoicePoint, Inc.                                            101,535       101,535
               2,500      2,500  Gaiam, Inc.                                                   36,600        36,600
                 200        200  Hotels.com                                                     8,446         8,446
               1,100      1,100  United Parcel Service, Class B                                67,925        67,925
                                                                                          -----------  ------------
                                                                                              283,106       283,106
                                                                                          -----------  ------------
Business Services
   33,800                33,800  eBay, Inc.                                    2,082,756                  2,082,756
   39,400      5,800     45,200  First Data Corp.                              1,465,680      215,759     1,681,439
   31,300      3,200     34,500  Pitney Bowes, Inc.                            1,243,236      127,104     1,370,340
                                                                            ------------  -----------  ------------
                                                                               4,791,672      342,863     5,134,535
                                                                            ------------  -----------  ------------
Capital Goods
   45,600                45,600  Deere & Co.                                   2,184,240                  2,184,240
                 500        500  Eaton Corp.                                                   36,375        36,375
  323,000     37,350    360,350  General Electric Co.                          9,383,150    1,085,018    10,468,168
                                                                            ------------  -----------  ------------
                                                                              11,567,390    1,121,393    12,688,783
                                                                            ------------  -----------  ------------
Chemicals & Allied Products
               1,800      1,800  Avery Dennison Corp.                                         112,950       112,950
                                                                                          -----------  ------------
Chemicals / Diversified
                 300        300  Engelhard Corp.                                                8,496         8,496
                                                                                          -----------  ------------
Communication Equipment
               8,300      8,300  Juniper Networks, Inc.                                        46,895        46,895
               6,400      6,400  Nokia Corp.                                                   92,672        92,672
                                                                                          -----------  ------------
                                                                                              139,567       139,567
                                                                                          -----------  ------------
Communications
               5,900      5,900  Liberty Media Corp., Series A                                 59,000        59,000
                                                                                          -----------  ------------
Computer Equipment
  223,015     29,470    252,485  Dell Computer Corp.                           5,829,612      770,346     6,599,958
  194,800               194,800  EMC Corp.                                     1,470,740                  1,470,740
  293,100     62,060    355,160  Intel Corp.                                   5,354,937    1,133,836     6,488,773
   73,300        900     74,200  Lexmark International                         3,987,520       48,960     4,036,480
                                                                            ------------  -----------  ------------
                                                                              16,642,809    1,953,142    18,595,951


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


Computer Networks
   52,000                52,000  Emulex Corp.                                  1,170,520                  1,170,520
                                                                            ------------               ------------
Computer Software & Services
   51,000                51,000  Activision, Inc.                              1,482,060                  1,482,060
  111,500      4,000    115,500  BEA Systems, Inc.                             1,060,365       38,040     1,098,405
  297,429               297,429  Brocade Communications Systems, Inc.          5,199,059                  5,199,059
                 500        500  Cerner Corp.                                                  23,915        23,915
  466,200     76,350    542,550  Cisco Systems, Inc.                           6,503,490    1,065,082     7,568,572
   33,900                33,900  DST Systems, Inc.                             1,549,569                  1,549,569
   40,700      2,800     43,500  Electronic Arts, Inc.                         2,688,235      184,940     2,873,175
               1,200      1,200  Electronic Data Systems Corp.                                 44,580        44,580
  250,000     33,370    283,370  Microsoft Corp.                              13,675,000    1,825,339    15,500,339
   70,200                70,200  Network Associates, Inc.                      1,352,754                  1,352,754
  348,200               348,200  Oracle Corp.                                  3,297,454                  3,297,454
               5,000      5,000  PeopleSoft, Inc.                                              74,400        74,400
               1,100      1,100  SunGard Data Systems, Inc.                                    29,128        29,128
               1,500      1,500  Symantec Corp.                                                49,275        49,275
              10,200     10,200  VERITAS Software Corp.                                       201,858       201,858
                                                                                          -----------  ------------
                                                                              36,807,986    3,536,557    40,344,543
                                                                            ------------  -----------  ------------
Computers, Peripherals & Software
               1,600      1,600  Fiserv, Inc.                                                  58,736        58,736
                                                                                          -----------  ------------
Conglomerates
                 800        800  3M Co.                                                        98,400        98,400
   34,200                34,200  Ingersoll-Rand Co.                            1,561,572                  1,561,572
                                                                            ------------               ------------
                                                                               1,561,572       98,400     1,659,972
                                                                            ------------  -----------  ------------

Construction & Building Materials
                 900        900  Jacobs Engineering Group, Inc.                                31,302        31,302
   58,600                58,600  Masco Corp.                                   1,588,646                  1,588,646
                                                                            ------------               ------------
                                                                               1,588,646       31,302     1,619,948
                                                                            ------------  -----------  ------------
Consumer Durable
               4,500      4,500  Danaher Corp.                                                298,575       298,575
                                                                                          -----------  ------------
Consumer Non-Cyclical
               3,100      3,100  Avon Products, Inc.                                          161,944       161,944
               3,900      3,900  Colgate-Palmolive Co.                                        195,195       195,195
                                                                                          -----------  ------------
                                                                                              357,139       357,139
                                                                                          -----------  ------------
Consumer Non-Durable
   64,410      4,100     68,510  Procter & Gamble Co.                          5,751,813      366,130     6,117,943
                                                                            ------------  -----------  ------------
Consumer Products
               1,800      1,800  Chattem, Inc.                                                 56,700        56,700
                                                                                          -----------  ------------
Containers
               2,400      2,400  Sealed Air Corp.                                              96,648        96,648
                                                                                          -----------  ------------


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


Cosmetics/Toiletries
   58,400                58,400  The Gillette Co.                              1,978,008                  1,978,008
                                                                            ------------               ------------
Distribution/Wholesale
                 800        800  Fastenal                                                      30,808        30,808
                                                                                          -----------  ------------
Drugs
   49,200      1,864     51,064  AmerisourceBergen Corp.                       3,739,200      141,664     3,880,864
               4,000      4,000  Amgen, Inc.                                                  167,520       167,520
               9,950      9,950  Cardinal Health, Inc.                                        611,030       611,030
   29,500                29,500  Cephalon, Inc.                                1,333,400                  1,333,400
               4,150      4,150  Forest Laboratories, Inc.                                    293,820       293,820
   37,900                37,900  IDEC Pharmaceuticals Corp.                    1,343,555                  1,343,555
               2,430      2,430  IVAX Corp.                                                    26,244        26,244
   87,400      1,500     88,900  King Pharmaceuticals, Inc.                    1,944,650       33,375     1,978,025
  346,000     24,000    370,000  Pfizer, Inc.                                 12,110,000      839,999    12,949,999
   83,600      8,900     92,500  Pharmacia Corp.                               3,130,820      333,305     3,464,125
                                                                            ------------  -----------  ------------
                                                                              23,601,625    2,446,957    26,048,582
                                                                            ------------  -----------  ------------
Drugs & Health Care
               3,200      3,200  Endo Pharmaceuticals Holdings, Inc.                           22,400        22,400
                 170        170  Universal Health Services, Inc., Class B                       8,330         8,330
   84,137     18,300    102,437  Wyeth                                         4,307,814      936,959     5,244,773
                                                                            ------------  -----------  ------------
                                                                               4,307,814      967,689     5,275,503
                                                                            ------------  -----------  ------------
Eating Places
                 700        700  Brinker International, Inc.                                   22,225        22,225
                                                                                          -----------  ------------
Electrical Equipment
                 900        900  SPX Corp.                                                    105,750       105,750
                                                                                          -----------  ------------
Electronics
              14,200     14,200  Altera Corp.                                                 193,120       193,120
               1,200      1,200  Benchmark Electronics, Inc.                                   34,800        34,800
              17,100     17,100  Flextronics International Ltd.                               121,923       121,923
               1,170      1,170  Mettler Toledo International, Inc.                            43,138        43,138
              14,475     14,475  Solectron Corp.                                               89,021        89,021
                                                                                          -----------  ------------
                                                                                              482,002       482,002
                                                                                          -----------  ------------
Energy
               2,400      2,400  Peabody Energy Corp.                                          67,920        67,920
                                                                                          -----------  ------------
Finance
              10,800     10,800  Prudential Financial, Inc.                                   360,288       360,288
               2,960      2,960  SLM Corp.                                                    286,824       286,824
                                                                                          -----------  ------------
                                                                                              647,112       647,112
                                                                                          -----------  ------------
Finance - Investment & Other
                 750        750  Blackrock, Inc.                                               33,225        33,225
                 700        700  Investors Financial Services Corp.                            23,478        23,478
               5,800      5,800  iShares S&P 400 Mid Cap Fund                                 589,628       589,628


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


                                                                                              646,331       646,331
                                                                                          -----------  ------------
Financial
               1,500      1,500  Federated Investors, Inc.                                     51,855        51,855
                                                                                          -----------  ------------
Financial / Banks
   46,211                46,211  Bank of America Corp.                         3,251,406                  3,251,406
               6,700      6,700  Bank One Corp.                                               257,816       257,816
  119,260     18,000    137,260  Citigroup, Inc.                               4,621,325      697,499     5,318,824
               7,300      7,300  J.P. Morgan Chase & Co.                                      247,616       247,616
                                                                                          -----------  ------------
                                                                               7,872,731    1,202,931     9,075,662
                                                                            ------------  -----------  ------------
Financial / Miscellaneous
   63,000                63,000  American Express Co.                          2,288,160                  2,288,160
                                                                            ------------               ------------
Financial Services
   70,000      1,590     71,590  Capital One Financial Corp.                   4,273,500       97,070     4,370,570
   64,700      5,400     70,100  Concord EFS, Inc.                             1,950,058      162,756     2,112,814
   53,360      2,200     55,560  Fannie Mae                                    3,935,300      162,250     4,097,550
               3,400      3,400  Freddie Mac                                                  208,080       208,080
   12,800                12,800  Goldman Sachs Group, Inc.                       938,880                    938,880
               2,830      2,830  H&R Block, Inc.                                              130,605       130,605
              26,440     26,440  MBNA Corp.                                                   874,370       874,370
   32,664      7,100     39,764  Morgan Stanley Dean Witter & Co.              1,407,165      305,868     1,713,033
                                                                            ------------  -----------  ------------
                                                                              12,504,903    1,940,999    14,445,902
                                                                            ------------  -----------  ------------
Food & Beverage
               1,100      1,100  Kraft Foods, Inc. Class A                                     45,045        45,045
                                                                                          -----------  ------------
Food & Food Distributors
                  32         32  The J.M. Smuckers Co.                                          1,092         1,092
                                                                                          -----------  ------------
Food & Related
               4,250      4,250  Philip Morris Cos., Inc.                                     185,640       185,640
                                                                                          -----------  ------------
Food / Beverage & Related
               2,040      2,040  McCormick & Co.                                               52,530        52,530
                                                                                          -----------  ------------
Gold Ores
               5,100      5,100  Freeport-McMoan Copper & Gold, Inc.                           91,035        91,035
                                                                                          -----------  ------------
Healthcare
   57,100        600     57,700  Anthem, Inc.                                  3,853,108       40,488     3,893,596
  133,400               133,400  Baxter International, Inc.                    5,929,629                  5,929,629
   70,800                70,800  Boston Scientific Corp.                       2,075,856                  2,075,856
               1,420      1,420  Express Scripts, Inc. Class A                                 71,156        71,156
               1,050      1,050  First Health Group Corp.                                      29,442        29,442
               5,300      5,300  Guidant Corp.                                                160,219       160,219
   86,300                86,300  HCA, Inc.                                     4,099,250                  4,099,250
              19,720     19,720  Health Management                                            397,358       397,358
                                 Associates, Inc., Class A
  100,600     12,000    112,600  Johnson & Johnson                             5,257,356      627,119     5,884,475
               1,000      1,000  Laboratory Corp. of America Holdings                          45,650        45,650


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


                 600        600  Lincare Holdings, Inc.                                        19,380        19,380
               1,690      1,690  McKesson HBOC, Inc.                                           55,263        55,263
   64,000      8,200     72,200  Medtronic, Inc.                               2,742,400      351,370     3,093,770
               3,510      3,510  Omnicare, Inc.                                                92,173        92,173
                 600        600  Quest Diagnostics, Inc.                                       51,630        51,630
   36,600      1,070     37,670  St. Jude Medical, Inc.                        2,702,910       79,020     2,781,930
               6,250      6,250  Tenet Healthcare Corp.                                       447,188       447,188
   15,500      2,930     18,430  UnitedHealth Group, Inc.                      1,419,025      268,242     1,687,267
               4,360      4,360  Wellpoint Health Networks, Inc.                              339,252       339,252
                                                                                          -----------  ------------
                                                                              28,079,534    3,074,950    31,154,484
                                                                            ------------  -----------  ------------
Hospital and Medical Service Plans
                 700        700  Trigon Healthcare, Inc.                                       70,406        70,406
                                                                                          -----------  ------------
Hotels & Casinos
               2,400      2,400  Harrah's Entertainment, Inc.                                 106,440       106,440
               2,300      2,300  MGM Grand, Inc.                                               77,625        77,625
                                                                                          -----------  ------------
                                                                                              184,065       184,065
                                                                                          -----------  ------------
Hotels / Motels
               6,470      6,470  Cendant Corp.                                                102,744       102,744
               2,580      2,580  International Game Technology                                146,286       146,286
                                                                                          -----------  ------------
                                                                                              249,030       249,030
                                                                                          -----------  ------------
Industrial Gases
   27,600                27,600  Praxair, Inc.                                 1,572,372                  1,572,372
                                                                            ------------               ------------
Insurance
   64,887     15,490     80,377  American International Group, Inc.            4,427,240    1,056,883     5,484,123
                 700        700  Principal Financial Group                                     21,700        21,700
  172,465               172,465  Travelers Property                            3,052,631                  3,052,631
                                                                            ------------               ------------
                                                                               7,479,871    1,078,583     8,558,454
                                                                            ------------  -----------  ------------
Manufacturing
   23,670                23,670  Illinois Tool Works, Inc.                     1,616,661                  1,616,661
                                                                            ------------               ------------
Medical & Medical Services
               3,200      3,200  Community Health Systems, Inc.                                85,760        85,760
               1,910      1,910  DaVita, Inc.                                                  45,458        45,458
                 700        700  Triad Hospitals, Inc.                                         29,666        29,666
                                                                                          -----------  ------------
                                                                                              160,884       160,884
                                                                                          -----------  ------------
Medical Equipment & Supplies
               3,300      3,300  American Pharmaceutical Partners, Inc.                        40,788        40,788
                 500        500  Barr Laboratories, Inc.                                       31,765        31,765
                 600        600  Henry Schein, Inc.                                            26,700        26,700
                                                                                          -----------  ------------
                                                                                               99,253        99,253
                                                                                          -----------  ------------
Medical Laboratories
               1,600      1,600  LabOne, Inc.                                                  42,240        42,240


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


Medical, Equipment & Supplies
                                                                                          -----------  ------------
               2,900      2,900  Radiologix, Inc.                                              44,225        44,225
                                                                                          -----------  ------------
Motor Vehicles
               9,400      9,400  Harley-Davidson, Inc.                                        481,938       481,938
                                                                                          -----------  ------------
Oil & Gas
               5,500      5,500  Baker Hughes, Inc.                                           183,095       183,095
               1,200      1,200  BJ Services Co.                                               40,656        40,656
   36,700                36,700  ChevronTexaco Corp.                           3,247,950                  3,247,950
   27,500                27,500  Devon Energy Corp.                            1,355,200                  1,355,200
   30,900                30,900  Weatherford International, Inc.               1,334,880                  1,334,880
                 670        670  XTO Energy, Inc.                                              13,802        13,802
                                                                                          -----------  ------------
                                                                               5,938,030      237,553     6,175,583
                                                                            ------------  -----------  ------------
Paper & Forest Products
                 800        800  Georgia Pacific Corp.                                         19,664        19,664
   17,700                17,700  Weyerhaeuser Co.                              1,130,145                  1,130,145
                                                                            ------------               ------------
                                                                               1,130,145       19,664     1,149,809
                                                                            ------------  -----------  ------------
Pharmaceuticals
                 300        300  Dentsply International, Inc.                                  11,073        11,073
                                                                                          -----------  ------------
Pollution Control
               2,300      2,300  Allied Waste Industries, Inc.                                 22,080        22,080
                                                                                          -----------  ------------
Railroads
   44,900      1,000     45,900  CSX Corp.                                     1,573,745       35,050     1,608,795
               1,900      1,900  Genesee & Wyoming, Inc., Class A                              42,864        42,864
               2,100      2,100  Union Pacific Corp.                                          132,888       132,888
                                                                                          -----------  ------------
                                                                               1,573,745      210,802     1,784,547
                                                                            ------------  -----------  ------------
Refrigeration and Heating Equipment
               1,600      1,600  American Standard Cos.                                       120,160       120,160
                                                                                          -----------  ------------
Restaurants
   62,650                62,650  Applebee's International, Inc.                1,437,818                  1,437,818
                 750        750  Darden Restaurants, Inc.                                      18,525        18,525
   73,300                73,300  Wendy's International, Inc.                   2,919,539                  2,919,539
                                                                            ------------               ------------
                                                                               4,357,357       18,525     4,375,882
                                                                            ------------  -----------  ------------
Retail
   32,300        800     33,100  Abercrombie & Fitch Co.                         779,076       19,296       798,372
                 700        700  American Eagle Outfitters Ltd.                                14,798        14,798
                 310        310  Autozone, Inc.                                                23,963        23,963
               1,600      1,600  Bed, Bath & Beyond, Inc.                                      60,384        60,384
  109,200      4,087    113,287  Best Buy Co., Inc.                            3,963,960      148,358     4,112,318
                 300        300  CDW Computer Centers, Inc.                                    14,043        14,043
   45,000        800     45,800  Coach, Inc.                                   2,470,500       43,920     2,514,420
   32,600                32,600  Costco Wholesale Corp.                        1,259,012                  1,259,012
               2,900      2,900  Dollar Tree Stores, Inc.                                     114,289       114,289


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


               2,300      2,300  Family Dollar Stores, Inc.                                    81,075        81,075
               6,200      6,200  Foot Locker, Inc.                                             89,590        89,590
  135,060     27,920    162,980  Home Depot, Inc.                              4,960,754    1,025,502     5,986,256
               9,000      9,000  Kohl's Corp.                                                 630,720       630,720
   42,700      5,700     48,400  Lowe's Cos., Inc.                             1,938,580      258,780     2,197,360
               3,200      3,200  Party City Corp.                                              52,160        52,160
               3,500      3,500  Safeway, Inc.                                                102,165       102,165
               1,600      1,600  Sears, Roebuck & Co.                                          86,880        86,880
               6,200      6,200  Staples, Inc.                                                122,140       122,140
  181,100      5,900    187,000  Target Corp.                                  6,899,910      224,790     7,124,700
                 600        600  Timberland Co., Class A                                       21,492        21,492
               6,600      6,600  TJX Cos., Inc.                                               129,426       129,426
   97,380     22,020    119,400  Wal-Mart Stores, Inc.                         5,356,874    1,211,319     6,568,193
               1,780      1,780  Williams-Sonoma, Inc.                                         54,575        54,575
                                                                                          -----------  ------------
                                                                              27,628,666    4,529,665    32,158,331
                                                                            ------------  -----------  ------------
Retail / Food & Drug
               3,000      3,000  Walgreen Co.                                                 115,890       115,890
                                                                                          -----------  ------------
Semiconductors
   68,400                68,400  Broadcom Corp. Class A                        1,199,736                  1,199,736
   78,300                78,300  Fairchild Semiconductor Corp. Class A         1,902,690                  1,902,690
                 840        840  Intersil Holding Corp.                                        17,959        17,959
   29,100                29,100  KLA-Tencor Corp.                              1,280,109                  1,280,109
               3,500      3,500  Maxim Integrated Products, Inc.                              134,155       134,155
               4,200      4,200  Micron Technology, Inc.                                       84,924        84,924
   68,400                68,400  National Semiconductor Corp.                  1,995,228                  1,995,228
                 700        700  Semitool, Inc.                                                 5,712         5,712
   44,900                44,900  Semtech Corp.                                 1,198,830                  1,198,830
   61,000                61,000  STMicroelectronics N.V.                       1,484,130                  1,484,130
  124,200      3,300    127,500  Texas Instruments, Inc.                       2,943,540       78,210     3,021,750
                                                                            ------------  -----------  ------------
                                                                              12,004,263      320,960    12,325,223
                                                                            ------------  -----------  ------------
Services
  141,000               141,000  Accenture Ltd. Class A                        2,679,000                  2,679,000
                 200        200  Medicis Pharmaceutical Corp. Class A                           8,552         8,552
                                                                                          -----------  ------------
                                                                               2,679,000        8,552     2,687,552
                                                                            ------------  -----------  ------------
Software
               1,500      1,500  Ansys, Inc. (b)                                               30,150        30,150
               2,400      2,400  ManTech International Corp., Class A                          57,576        57,576
                                                                                          -----------  ------------
                                                                                               87,726        87,726
                                                                                          -----------  ------------
Technology
                 700        700  Storage Technology Corp.                                      11,179        11,179
                 350        350  Tech Data Corp.                                               13,248        13,248
                                                                                          -----------  ------------
                                                                                               24,427        24,427
                                                                                          -----------  ------------
Telecommunications
   46,800      2,800     49,600  Bellsouth Corp.                               1,474,200       88,200     1,562,400
   17,900      2,540     20,440  Verizon Communications, Inc.                    718,685      101,981       820,666
                                                                            ------------  -----------  ------------


GARTMORE GVIT GROWTH FUND / ALL PRO LARGE CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                 June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Growth Fund.  Fund 2 represents All Pro Large Cap Growth Portfolio.


                                                                                                        PROFORMA
                      PROFORMA                                               FUND 1        FUND 2       COMBINED
 FUND 1     FUND 2    COMBINED                                               MARKET        MARKET       MARKET
 SHARES     SHARES     SHARES    SECURITY DESCRIPTION                        VALUE ($)     VALUE ($)    VALUE ($)
---------  ---------  ---------  -----------------------------------------  ------------  -----------  ------------


                                                                               2,192,885      190,181     2,383,066
                                                                            ------------  -----------  ------------
Television
   57,800                57,800  Lin TV Corp. Class A                          1,562,912                  1,562,912
                                                                            ------------               ------------
Transportation
               2,790      2,790  Robinson (C.H.)                                               93,549        93,549
                                                                                          -----------  ------------
Transportation equipment,
                 500        500  Tidewater, Inc.                                               16,460        16,460
                                                                                          -----------  ------------
Utilities
                 500        500  Black Hills Corp.                                             17,305        17,305
   28,900                28,900  Dominion Resources, Inc.                      1,913,180                  1,913,180
                 300        300  PP&L Resources, Inc.                                           9,924         9,924
   22,100                22,100  TXU Corp.                                     1,139,255    1,139,255     1,139,255
                                                                            ------------  -----------  ------------
                                                                               3,052,435       27,229     3,079,664
Woven Carpets and Rugs
               1,700      1,700  Mohawk Industries Co.                                        104,601       104,601
                                                                                          -----------  ------------
Total Common Stock                                                           265,334,890   31,983,770   297,318,660
                                                                            ------------  -----------  ------------
COMMERCIAL PAPER

1,849,000             1,849,000  Johnson Controls, 2.07%, 7/1/02               1,848,894                  1,848,894
                                                                            ------------               ------------
Total Commercial Paper                                                         1,848,894                  1,848,894
                                                                            ------------               ------------
                                 SHORT-TERM INVESTMENTS
             324,088    324,088  One Group Prime Money                                        324,088       324,088
                                                                                          -----------  ------------
Total Short-Term Investments                                                                  324,088       324,088
                                                                                          -----------  ------------


(a) TOTAL INVESTMENTS (COST $286,071,649; $39,050,493
    AND $325,122,142; RESPECTIVELY)                                          267,183,784   32,307,858   299,491,642
                                                                            ============  ===========  ============

---------------

(a) Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation (depreciation) of securities.
ADR  American Depositary Receipt

See notes to financial statements.

COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


COMMON STOCK
Advertising
 28,700              28,700  Interpublic Group of Cos., Inc. (The)                710,612                   710,612
                                                                              -----------               -----------

Aerospace
            2,100     2,100  General Dynamics Corp.                                            223,335      223,335
            2,223     2,223  United Technologies                                               150,942      150,942
                                                                                           -----------  -----------

                                                                                               374,277      374,277
                                                                                           -----------  -----------

Aerospace / Defense
            5,100     5,100  Honeywell International, Inc.                                     179,673      179,673
                                                                                           -----------  -----------

Apparel
            1,000     1,000  Nike, Inc. Class B                                                 53,650       53,650
                                                                                           -----------  -----------

Apparel and Accessories
            3,600     3,600  Liz Claiborne, Inc.                                               114,480      114,480
            1,700     1,700  V.F. Corp.                                                         66,657       66,657
                                                                                           -----------  -----------

                                                                                               181,137      181,137
                                                                                           -----------  -----------

Appliance and Household Durable
            3,900     3,900  Newell Rubbermaid, Inc.                                           136,734      136,734
                                                                                           -----------  -----------

Auto Parts & Equipment
            4,500     4,500  Dana Corp.                                                         83,385       83,385
            7,100     7,100  Delphi Automotive                                                  93,720       93,720
                             Systems Corp.
            3,100     3,100  Magna International, Inc.                                         213,434      213,434
                                                                                           -----------  -----------
                                                                                               390,539      390,539
                                                                                           -----------  -----------

Automobiles
              874       874  Ford Motor Co.                                                     13,984       13,984
            7,650     7,650  General Motors Corp.                                              408,892      408,892
            2,850     2,850  PACCAR, Inc.                                                      126,512      126,512
                                                                                           -----------  -----------
                                                                                               549,388      549,388
                                                                                           -----------  -----------

Automotive Parts and Supplies
            3,600     3,600  Autoliv, Inc.                                                      90,720       90,720
                                                                                           -----------  -----------

Banks
 13,500    16,467    29,967  Bank of America Corp.                                949,860    1,158,617    2,108,477
            7,100     7,100  Bank One Corp.                                                    273,208      273,208
  9,866    34,182    44,048  Citigroup, Inc.                                      382,308    1,324,552    1,706,860
    800                 800  PNC Bank Corp.                                        41,824                    41,824
  3,600     1,900     5,500  Suntrust Banks, Inc.                                 243,792      128,668      372,460
           15,363    15,363  U.S. Bancorp New                                                  358,726      358,726
           16,950    16,950  Wachovia Corp.                                                    647,150      647,150
                                                                                           -----------  -----------
                                                                                1,617,784    3,890,921    5,508,705
                                                                              -----------  -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


Book Stores
            2,400     2,400  Barnes & Noble, Inc.                                               63,432       63,432
                                                                                           -----------  -----------
Broadcast Media / Cable Television
            6,200     6,200  Comcast Corp. Special Class A                                     147,808      147,808
            5,650     5,650  Viacom, Inc. Class B                                              250,691      250,691
                                                                                           -----------  -----------
                                                                                               398,499      398,499
                                                                                           -----------  -----------
Business Services
            7,950     7,950  Compuware Corp.                                                    48,257       48,257
            2,600     2,600  Monsanto Co.                                                       46,280       46,280
            2,200     2,200  NCR Corp.                                                          76,120       76,120
                                                                                           -----------  -----------
                                                                                               170,657      170,657
                                                                                           -----------  -----------

Capital Goods
            3,300     3,300  Genuine Parts Co.                                                 115,071      115,071
            2,100     2,100  Parker-Hannifin Corp.                                             100,359      100,359
            2,100     2,100  Snap-On, Inc.                                                      62,349       62,349
                                                                                           -----------  -----------
                                                                                               277,779      277,779
                                                                                           -----------  -----------

Carbon black
              500       500  Cabot Corp.                                                        14,325       14,325
                                                                                           -----------  -----------

Chemicals
 20,600     6,661    27,261  Dow Chemical Co.                                     708,228      229,005      937,233
            2,200     2,200  Praxair, Inc.                                                     125,334      125,334
            2,100     2,100  Sigma-Aldrich Corp.                                               105,315      105,315
            2,300     2,300  Millennium Chemicals, Inc.                                         32,315       32,315
                                                                                           -----------  -----------
                                                                                  708,228      491,969    1,200,197
                                                                              -----------  -----------  -----------

Chemicals & Allied Products
            2,150     2,150  Lubrizol Corp.                                                     72,025       72,025
                                                                                           -----------  -----------

Chemicals / Diversified
            2,000     2,000  Air Products & Chemicals, Inc.                                    100,940      100,940
            9,300     9,300  E.I. du Pont de Nemours and Co.                                   412,920      412,920
            1,100     1,100  Eastman Chemical Co.                                               51,590       51,590
            3,550     3,550  Engelhard Corp.                                                   100,536      100,536
            5,200     5,200  Occidental Petroleums Corp.                                       155,948      155,948
                                                                                           -----------  -----------
                                                                                               821,934      821,934
                                                                                           -----------  -----------

Combination Utility Services
            3,850     3,850  Energy East Corp.                                                  87,010       87,010
              800       800  Potomac Electric Power Co.                                         17,184       17,184
                                                                                           -----------  -----------
                                                                                               104,194      104,194
                                                                                           -----------  -----------

Communication / ISP
            2,400     2,400  Teekay Shipping Corp.                                              88,536       88,536
              800       800  Liberty Media Corp.                                                 8,000        8,000
            2,700     2,700  Garmin Ltd.                                                        59,535       59,535


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                                           -----------  -----------
                                                                                               156,071      156,071
Communication Equipment
           18,100    18,100  Corning, Inc.                                                      64,255       64,255
           71,300    71,300  Nortel Networks Corp., ADR                                        103,385      103,385
            4,400     4,400  Polycom, Inc.                                                      52,756       52,756
            5,900     5,900  Tellabs, Inc.                                                      36,580       36,580
                                                                                           -----------  -----------
                                                                                               256,976      256,976
                                                                                           -----------  -----------

Computer / Hardware
            5,650     5,650  Apple Computer, Inc.                                              100,118      100,118
                                                                                           -----------  -----------

Computer Equipment
              800       800  Adaptec, Inc.                                                       6,312        6,312
            5,600     5,600  Quantum Corp. - DLT & Storage Systems                              23,520       23,520
                                                                                           -----------  -----------
                                                                                                29,832       29,832
                                                                                           -----------  -----------

Computer Software & Services
            2,100     2,100  Adobe Systems, Inc.                                                59,850       59,850
  6,100               6,100  BMC Software, Inc.                                   101,260                   101,260
 17,825              17,825  Check Point Software Technologies Ltd.               241,707                   241,707
 17,900              17,900  Cisco Systems, Inc.                                  249,705                   249,705
 22,800              22,800  Comverse Technology, Inc.                            211,128                   211,128
  5,300               5,300  Dell Computer Corp.                                  138,542                   138,542
  2,000     3,400     5,400  Electronic Data Systems Corp.                         74,300      126,310      200,610
  8,600               8,600  Electronics for Imaging, Inc.                        136,826                   136,826
 44,389    20,800    65,189  Hewlett-Packard Co.                                  678,264      317,824      996,088
  2,400     4,500     6,900  International Business Machines Corp.                172,800      324,000      496,800
  4,595               4,595  Lexmark International Group, Inc. Class A            249,968                   249,968
  2,900               2,900  Microsoft Corp.                                      158,630                   158,630
  4,200               4,200  SanDisk Corp.                                         52,080                    52,080
  2,700               2,700  Sungard Data Systems                                  71,496                    71,496
                                                                              -----------               -----------
                                                                                2,536,706      827,984    3,364,690
                                                                              -----------  -----------  -----------

Conglomerates
            2,500     2,500  ITT Industries, Inc.                                              176,500      176,500
            1,900     1,900  Johnson Controls, Inc.                                            155,059      155,059
            3,000     3,000  Tyco International Ltd.                                            40,530       40,530
                                                                                           -----------  -----------
                                                                                               372,089      372,089
                                                                                           -----------  -----------
Construction & Building Materials
            1,800     1,800  Centex Corp.                                                      104,022      104,022
            4,000     4,000  Sherwin Williams Co.                                              119,720      119,720
                                                                                           -----------  -----------
                                                                                               223,742      223,742
                                                                                           -----------  -----------
Consumer Durable
            2,100     2,100  Black & Decker Corp.                                              101,220      101,220
            6,250     6,250  Fortune Brands, Inc.                                              350,000      350,000
            1,550     1,550  Whirlpool Corp.                                                   101,308      101,308
                                                                                           -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                                               552,528      552,528
                                                                                           -----------  -----------
Consumer Non-Cyclical
            2,100     2,100  Clorox Co. (The)                                                   86,835       86,835
                                                                                           -----------  -----------
Consumer Non-Durable
            2,400     2,400  Dole Food Co.                                                      69,240       69,240
            3,100     3,100  Smithfield Foods, Inc.                                             57,505       57,505
           14,959    14,959  Tyson Foods, Inc., Class A                                        232,014      232,014
                                                                                           -----------  -----------
                                                                                               358,759      358,759
                                                                                           -----------  -----------
Containers
            1,900     1,900  Bemis, Inc.                                                        90,250       90,250
            1,200     1,200  Owens- Illinois, Inc.                                              16,488       16,488
            6,500     6,500  Smurfit-Stone Container Corp.                                     100,230      100,230
                                                                                           -----------  -----------
                                                                                               206,968      206,968
                                                                                           -----------  -----------
Credit Reporting Services
            1,700     1,700  Moodys, Inc.                                                       84,575       84,575
                                                                                           -----------  -----------

Diversified Financial Services
            4,050     4,050  Lehman Brothers Holdings, Inc.                                    253,206      253,206
            9,550     9,550  Morgan Stanley Dean Witter & Co.                                  411,414      411,414
                                                                                           -----------  -----------
                                                                                               664,620      664,620
                                                                                           -----------  -----------

Drilling Oil and Gas Wells
            1,300     1,300  Noble Corp.                                                        50,180       50,180
                                                                                           -----------  -----------

Eating Places
            2,650     2,650  Brinker International, Inc.                                        84,138       84,138
                                                                                           -----------  -----------

Electric and Other Services Combined
            3,750     3,750  Mirant Corp.                                                       27,375       27,375
            2,800     2,800  Westar Energy, Inc.                                                42,980       42,980
                                                                                           -----------  -----------

                                                                                                70,355       70,355
                                                                                           -----------  -----------

Electrical Equipment
            2,900     2,900  Emerson Electric Co.                                              155,179      155,179
                                                                                           -----------  -----------

Electronics
            3,700     3,700  Arrow Electronics, Inc.                                            76,775       76,775
15,400               15,400  Credence Systems Corp.                               273,658                   273,658
22,300               22,300  Flextronics International Ltd.                       158,999                   158,999
            1,900     1,900  Hubbell, Inc. Class B                                              64,885       64,885
12,453     12,453            Jabil Circuit, Inc.                                  262,883                   262,883
 3,000      3,000            KEMET Corp.                                           53,580                    53,580
            2,700     2,700  National Semiconductor Corp.                                       78,759       78,759
27,500               27,500  Sanmina Corp.                                        173,525                   173,525
82,800     11,600    94,400  Solectron Corp.                                      509,220       71,340      580,560
              450       450  Thomas & Betts Corp.                                                8,370        8,370
                                                                                           -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                                1,431,865      300,129    1,731,994
                                                                              -----------  -----------  -----------

Environmental Services
            4,350     4,350  Republic Services, Inc.                                            82,955       82,955
                                                                                           -----------  -----------
Financial
            2,400     2,400  Comerica, Inc.                                                    147,360      147,360
            4,000     4,000  Countrywide Credit Industries, Inc.                               193,000      193,000
            4,900     4,900  Fannie Mae                                                        361,375      361,375
            1,900     1,900  Golden West Financial Corp.                                       130,682      130,682
            2,100     2,100  MBNA Corp.                                                         69,447       69,447
                                                                                           -----------  -----------
                                                                                               901,864      901,864
                                                                                           -----------  -----------
Financial / Banks
           12,350    12,350  AmSouth Bancorp                                                   276,393      276,393
            2,100     2,100  Bear Stearns Cos., Inc.                                           128,520      128,520
            8,055     8,055  Charter One Financial, Inc.                                       276,931      276,931
            6,400     6,400  Huntington Bancshares, Inc.                                       124,288      124,288
            2,700     2,700  John Hancock Financial Services, Inc.                              95,040       95,040
            5,500     5,500  KeyCorp                                                           150,150      150,150
           11,950    11,950  National City Corp.                                               397,337      397,337
            3,900     3,900  Regions Financial Corp.                                           137,085      137,085
           11,250    11,250  SouthTrust Corp.                                                  293,849      293,849
            7,950     7,950  Union Planters Corp.                                              257,342      257,342
                                                                                           -----------  -----------
                                                                                             2,136,935    2,136,935
                                                                                           -----------  -----------

Financial / Miscellaneous
            1,300     1,300  American Express Co.                                               47,216       47,216
            3,200     3,200  Americredit Corp.                                                  89,760       89,760
            5,950     5,950  Household International, Inc.                                     295,715      295,715
            2,900     2,900  Radian Group, Inc.                                                141,665      141,665
                                                                                           -----------  -----------
                                                                                               574,356      574,356
                                                                                           -----------  -----------

Financial Services
  5,300     2,150     7,450  AMBAC Financial, Inc.                                356,160      144,480      500,640
  4,100               4,100  Capital One Financial Corp.                          250,305                   250,305
            4,600     4,600  Fidelity National Financial                                       145,360      145,360
            3,500     3,500  First Tennessee National Corp.                                    134,050      134,050
  4,900     7,126    12,026  Fleet Boston Corp.                                   158,515      230,526      389,041
 22,600     3,100    25,700  Freddie Mac                                        1,383,120      189,720    1,572,840
  1,900               1,900  Goldman Sachs Group, Inc.                            139,365                   139,365
            2,800     2,800  GreenPoint Financial Corp.                                        137,480      137,480
  6,900    17,370    24,270  J.P. Morgan Chase & Co.                              234,048      589,190      823,238
  9,200     1,300    10,500  Merrill Lynch & Co., Inc.                            372,600       52,650      425,250
            5,450     5,450  North Fork Bancorp, Inc.                                          216,965      216,965
            3,500     3,500  Old Republic International Corp.                                  110,250      110,250
 17,800              17,800  Stilwell Financial, Inc.                             323,960                   323,960
  4,500    13,825    18,325  Washington Mutual, Inc.                              166,995      513,045      680,040
  9,100    12,250    21,350  Wells Fargo & Co.                                    455,546      613,234    1,068,780
                                                                              -----------  -----------  -----------
                                                                                3,840,614    3,076,950    6,917,564


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                              -----------  -----------  -----------
Food & Beverage
 15,800     3,400    19,200  Coca-Cola Enterprises, Inc.                          348,864       75,072      423,936
 20,600    11,150    31,750  ConAgra, Inc.                                        569,590      308,298      877,888
 35,000     3,600    38,600  Kroger Co.                                           696,500       71,640      768,140
 29,800       600    30,400  McDonald's Corp.                                     847,810       17,070      864,880
  8,200     8,200            Safeway, Inc.                                        239,358                   239,358
 38,500     5,800    44,300  Sara Lee Corp.                                       794,640      119,712      914,352
                                                                              -----------  -----------  -----------
                                                                                3,496,762      591,792    4,088,554
                                                                              -----------  -----------  -----------

Food & Related
           15,579    15,579  Archer-Daniels-Midland Co.                                        199,255      199,255
            1,472     1,472  Dean Foods Co.                                                     54,906       54,906
              600       600  Kellogg Co.                                                        21,516       21,516
                                                                                           -----------  -----------
                                                                                               275,677      275,677
                                                                                           -----------  -----------
Furniture and Home Furnishings
            4,400     4,400  Leggett & Platt, Inc.                                             102,960      102,960
                                                                                           -----------  -----------
Gas - Distribution
            2,200     2,200  Keyspan Corp.                                                      82,830       82,830
                                                                                           -----------  -----------
Hand and Edge Tools
              700       700  Spx Corp.                                                          82,250       82,250
                                                                                           -----------  -----------
Healthcare
 10,000       600    10,600  Aetna                                                479,700       28,782      508,482
            1,100     1,100  Becton Dickinson & Co.                                             37,895       37,895
  3,400               3,400  HCA, Inc.                                            161,500                   161,500
            7,600     7,600  Humana, Inc.                                                      118,788      118,788
  5,500               5,500  Kimberly-Clark Corp.                                 341,000                   341,000
            1,850     1,850  Tenet Healthcare Corp.                                            132,368      132,368
            1,400     1,400  Wellpoint Health Networks, Inc.                                   108,934      108,934
                                                                                           -----------  -----------
                                                                                  982,200      426,767    1,408,967
                                                                              -----------  -----------  -----------
Heavy Construction
            3,000     3,000  Lennar Corp.                                                      183,600      183,600
                                                                                           -----------  -----------
Home Building
            2,200     2,200  Pulte Corp.                                                       126,456      126,456
                                                                                           -----------  -----------
Hospital and medical service plans
            4,600     4,600  Health Net, Inc.                                                  123,142      123,142
                                                                                           -----------  -----------
Household Products
            4,925     4,925  Procter & Gamble Co.                                              439,803      439,803
                                                                                           -----------  -----------
Industrial Conglomerate
            1,600     1,600  3M Co.                                                            196,800      196,800
                                                                                           -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


Industrial Goods & Services
            2,200     2,200  Fuller (H. B.) Co.                                                 64,438       64,438
                                                                                           -----------  -----------
Information Retrieval Services
            3,150     3,150  AOL Time Warner                                                    46,337       46,337
                                                                                           -----------  -----------
Insurance
            1,200     1,200  XL Capital Ltd.                                                   101,640      101,640
            2,379     2,379  American International Group, Inc.                                162,319      162,319
  6,300     2,600     8,900  AON Corp.                                            185,724       76,648      262,372
    100                 100  Berkshire Hathaway, Inc. Class B                     223,400                   223,400
            1,600     1,600  CIGNA Corp.                                                       155,872      155,872
  1,700               1,700  LandAmerica Financial Group, Inc.                     53,550                    53,550
            3,000     3,000  Loews Corp.                                                       158,970      158,970
              750       750  MBIA, Inc.                                                         42,398       42,398
            4,600     4,600  MetLife, Inc.                                                     132,480      132,480
            1,700     1,700  MGIC Investment Corp.                                             115,260      115,260
  7,800     5,500    13,300  The Allstate Corp.                                   288,444      203,390      491,834
  4,300     1,950     6,250  The Chubb Corp.                                      304,440      138,060      442,500
  7,800     5,200    13,000  Torchmark Corp.                                      297,960      198,640      496,600
  5,000               5,000  Unum Provident Corp.                                 127,250                   127,250
                                                                              -----------  -----------  -----------
                                                                                1,480,768    1,485,677    2,966,445
                                                                              -----------  -----------  -----------
Insurance Carriers
            2,500     2,500  RenaissanceRe Holdings                                             91,500       91,500
                                                                                           -----------  -----------
Life Insurance
            3,400     3,400  Principal Financial Group                                         105,400      105,400
                                                                                           -----------  -----------
Manufacturing
 12,000              12,000  Cognex Corp.                                         240,600                   240,600
            5,300     5,300  Cooper Industries                                                 208,295      208,295
                                                                                  240,600                   448,895
                                                                              -----------               -----------
Manufacturing / Diversified
            5,350     5,350  PPG Industries, Inc.                                              331,165      331,165
                                                                                           -----------  -----------
Medical Products
 33,000     9,500    42,500  Bristol-Myers Squibb Co.                             848,100      244,150    1,092,250
  4,700               4,700  GlaxoSmithKline PLC ADR                              202,758                   202,758
  8,000     6,200    14,200  Merck & Co., Inc.                                    405,120      313,968      719,088
 19,177              19,177  Pharmacia Corp.                                      718,179                   718,179
  4,400               4,400  Roche Hldgs Ltd.                                     332,625                   332,625
 14,600              14,600  Schering-Plough Corp.                                359,160                   359,160
  6,400               6,400  Wyeth                                                327,680                   327,680
                                                                              -----------               -----------
                                                                                3,193,622      558,118    3,751,740
                                                                              -----------  -----------  -----------
Metals & Mining
 10,700              10,700  Barrick Gold Corp.                                   203,193                   203,193
 12,000              12,000  Freeport-McMoan Copper & Gold, Inc.                  214,200                   214,200
 17,000              17,000  Placer Dome, Inc.                                    190,570                   190,570
 20,900              20,900  United States Steel Corp.                            415,701                   415,701

                                                                              -----------               -----------
                                                                                1,023,664                 1,023,664


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                              -----------               -----------
Motor Vehicle Parts and Accessories
            2,300     2,300  Lear Corp.                                                        106,375      106,375
                                                                                           -----------  -----------
Natural Gas
            2,400     2,400  Sempra Energy                                                      53,112       53,112
                                                                                           -----------  -----------
Oil & Gas
            1,500     1,500  Amerada Hess Corp.                                                123,750      123,750
            2,850     2,850  Ashland, Inc.                                                     115,425      115,425
 28,400              28,400  BP PLC ADR                                         1,433,916                 1,433,916
  6,900    11,350    18,250  ChevronTexaco Corp.                                  610,650    1,004,474    1,615,124

 39,600     4,300    43,900  Conoco, Inc.                                       1,100,880      119,540    1,220,420
            2,200     2,200  Devon Energy Corp.                                                108,416      108,416
  7,900               7,900  Diamond Offshore Drilling, Inc.                      225,150                   225,150
 15,900     1,100    17,000  Exelon Corp.                                         831,570       57,530      889,100
           48,356    48,356  Exxon Mobil Corp.                                               1,978,727    1,978,727
            2,163     2,163  FMC Technologies, Inc.                                             44,904       44,904
 83,476              83,476  Halliburton Co.                                    1,330,607                 1,330,607
            4,000     4,000  Ocean Energy, Inc.                                                 86,680       86,680
              500       500  Royal Dutch Petroleum Co.                                          27,635       27,635
 13,100              13,100  Schlumberger Ltd.                                    609,150                   609,150
            5,250     5,250  The Williams Cos., Inc.                                            31,448       31,448
            4,400     4,400  Valero Energy Corp.                                               164,648      164,648
                                                                                           -----------  -----------
                                                                                6,141,923    3,863,177   10,005,100
                                                                              -----------  -----------  -----------

Oil and Gas Field Machinery
            5,100     5,100  Phillips Petroleum Co.                                            300,288      300,288
                                                                                           -----------  -----------

Paper & Forest Products
  9,900     2,300    12,200  Boise Cascade Corp.                                  341,847       79,419      421,266
            4,890     4,890  Georgia Pacific Corp.                                             120,196      120,196
 22,100     3,900    26,000  International Paper Co.                              963,118      169,962    1,133,080
            5,000     5,000  Pactiv Corp.                                                      119,000      119,000
              700       700  Temple-Inland, Inc.                                                40,502       40,502
                                                                                           -----------  -----------
                                                                                1,304,965      529,079    1,834,044
                                                                              -----------  -----------  -----------

Pharmaceuticals
            4,300     4,300  Abbott Laboratories                                               161,895      161,895
            2,350     2,350  Johnson & Johnson Co.                                             122,811      122,811
                                                                                           -----------  -----------
                                                                                               284,706      284,706
                                                                                           -----------  -----------

Photographic
            4,400     4,400  Eastman Kodak Co.                                                 128,348      128,348
                                                                                           -----------  -----------

Printing & Publishing
              500       500  American Greetings Corp., Class A                                   8,330        8,330
            3,200     3,200  Donnelley (R.R.) & Sons Co.                                        88,160       88,160
            2,000     2,000  Gannett Co., Inc.                                                 151,800      151,800
            1,600     1,600  Knight-Ridder, Inc.                                               100,720      100,720
            1,900     1,900  Tribune Co.                                                        82,650       82,650


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                                           -----------  -----------
                                                                                               431,660      431,660
                                                                                           -----------  -----------

Pulp Mills
            6,298     6,298  Meadwestvaco Corp.                                                211,361      211,361
                                                                                           -----------  -----------

Railroads
            1,500     1,500  CSX Corp.                                                          52,575       52,575
            5,500     5,500  Norfolk Southern Corp.                                            128,590      128,590
            4,275     4,275  Union Pacific Corp.                                               270,522      270,522
                                                                                           -----------  -----------
                                                                                               451,687      451,687
                                                                                           -----------  -----------

Real Estate Investment Trusts
            2,600     2,600  Public Storage, Inc.                                               96,460       96,460
            1,900     1,900  Vornado Realty Trust                                               87,780       87,780
                                                                                           -----------  -----------
                                                                                               184,240      184,240
                                                                                           -----------  -----------

Restaurants
            6,025     6,025  Darden Restaurants, Inc.                                          148,817      148,817
            1,800     1,800  Wendy's International, Inc.                                        71,694       71,694
            3,800     3,800  YUM! Brands                                                       111,150      111,150
                                                                                           -----------  -----------
                                                                                               331,661      331,661
                                                                                           -----------  -----------

Retail
            1,000     1,000  Autozone, Inc.                                                     77,300       77,300
 13,800              13,800  CVS Corp.                                            422,280                   422,280
 29,800     5,600    35,400  Federated Department Stores, Inc.                  1,183,060      222,320    1,405,380
 59,800              59,800  Gap, Inc.                                            849,160                   849,160
 20,000     5,100    25,100  Limited, Inc. (The)                                  426,000      108,630      534,630
            3,250     3,250  Penney (J.C), Co., Inc.                                            71,565       71,565
 10,200    14,950    25,150  Philip Morris Cos., Inc.                             445,536      653,015    1,098,551
            2,800     2,800  PMI Group, Inc.                                                   106,960      106,960
            2,400     2,400  Ross Stores, Inc.                                                  97,800       97,800
            7,250     7,250  Sears, Roebuck & Co.                                              393,675      393,675
            2,900     2,900  The May Department Stores Co.                                      95,497       95,497
 23,900    14,575    38,475  The Walt Disney Co.                                  451,710      275,468      727,178
            5,600     5,600  TJX Cos., Inc.                                                    109,816      109,816
                                                                                           -----------  -----------
                                                                                3,777,746    2,212,046    5,989,792
                                                                              -----------  -----------  -----------

Retail / Food & Drug
            2,600     2,600  Albertson's, Inc.                                                  79,196       79,196
            1,100     1,100  Supervalu, Inc.                                                    26,983       26,983
                                                                                           -----------  -----------
                                                                                               106,179      106,179
                                                                                           -----------  -----------

Schools & Educational Services
            3,300     3,300  ITT Educational Services, Inc.                                     71,940       71,940
                                                                                           -----------  -----------
Semiconductors
            4,700     4,700  Integrated Circuit Systems                                         94,893       94,893
  2,000               2,000  Intel Corp.                                           36,540                    36,540
 24,000              24,000  Texas Instruments, Inc.                              568,800                   568,800


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                              -----------               -----------
                                                                                  605,340       94,893      700,233
                                                                              -----------  -----------  -----------

Services
            1,000     1,000  Deluxe Corp.                                                       38,890       38,890
            2,200     2,200  IMS Health, Inc.                                                   39,490       39,490
            2,900     2,900  Westwood One, Inc.                                                 96,918       96,918
                                                                                           -----------  -----------
                                                                                               175,298      175,298
                                                                                           -----------  -----------

Shelter
            3,600     3,600  Sonoco Products Co.                                               101,952      101,952
                                                                                           -----------  -----------
Single-family Housing Construction
            2,300     2,300  KB Home                                                           118,473      118,473
                                                                                           -----------  -----------
Soap and Other Detergents
                1         1  JM Smuckers Co.                                                        17           17
                                                                                           -----------  -----------
State Banks
            3,000     3,000  Unionbancal Corp.                                                 140,550      140,550
                                                                                           -----------  -----------
Technology
            4,200     4,200  Avnet, Inc.                                                        92,358       92,358
            6,400     6,400  Ingram Micro, Inc.                                                 88,000       88,000
            1,500     1,500  Intersil Holding Corp.                                             32,070       32,070
            5,000     5,000  Storage Technology Corp.                                           79,850       79,850
            2,400     2,400  Tech Data Corp.                                                    90,840       90,840
                                                                                           -----------  -----------
                                                                                               383,118      383,118
                                                                                           -----------  -----------

Telecommunications
  3,100               3,100  Amdocs Ltd.                                           23,405                    23,405
  6,700               6,700  Andrew Corp.                                          96,011                    96,011
 72,600    21,000    93,600  AT&T Corp.                                           776,820      224,700    1,001,520
  6,400               6,400  AT&T Wireless Services, Inc.                          37,440                    37,440
           13,350    13,350  BellSouth Corp.                                                   420,525      420,525
 13,300              13,300  Deutsche Telekom AG ADR                              123,823                   123,823
 82,400              82,400  Ericsson (L.M.) Telephone Co. ADR                    118,656                   118,656
 98,700              98,700  JDS Uniphase Corp.                                   263,529                   263,529
106,100             106,100  Motorola, Inc.                                     1,529,961                 1,529,961
  9,500               9,500  Nokia Corp. ADR                                      137,560                   137,560
 60,300    23,500    83,800  Qwest Communications International, Inc.             168,840       65,800      234,640
 25,607    24,466    50,073  SBC Communications, Inc.                             781,014      746,212    1,527,226
 96,070    18,250   114,320  Sprint Corp.                                       1,019,303      193,633    1,212,936
 34,200              34,200  Sprint Corp. (PCS Group)                             152,874                   152,874
 29,859    19,814    49,673  Verizon Communications, Inc.                       1,198,839      795,531    1,994,370
          132,450   132,450  Worldcom, Inc.                                                    109,934      109,934
                                                                                           -----------  -----------
                                                                                6,428,075    2,556,335    8,984,410
                                                                              -----------  -----------  -----------

Tire & Rubber
              250       250  Cooper Tire & Rubber Co.                                            5,138        5,138
            4,200     4,200  Goodyear Tire & Rubber Co.                                         78,582       78,582
                                                                                           -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------


                                                                                                83,720       83,720
                                                                                           -----------  -----------

Transportation & Shipping
  9,600     7,300    16,900  Burlington Northern Santa Fe Corp.                   288,000      219,000      507,000
                                                                              -----------  -----------  -----------
Travel
            3,650     3,650  Royal Caribbean Cruises Ltd.
           71,175    71,175
                                                                                           -----------  -----------
Utilities
            2,800     2,800  Allegheny Energy, Inc.                                             72,100       72,100
            2,400     2,400  Allete Com                                                         65,040       65,040
            3,200     3,200  Ameren Corp.                                                      137,632      137,632
  7,700     3,440    11,140  American Electric Power Co., Inc.                    308,154      137,669      445,823
            3,200     3,200  Cinergy Corp.                                                     115,168      115,168
            2,800     2,800  CMS Energy Corp.                                                   30,744       30,744
            2,800     2,800  Consolidated Edison, Inc.                                         116,900      116,900
  6,300     3,000     9,300  Constellation Energy Group, Inc.                     184,842       88,020      272,862
            1,600     1,600  DTE Energy Co.                                                     71,424       71,424
  5,300               5,300  Duke Power Co.                                       164,830                   164,830
            3,300     3,300  Entergy Corp.                                                     140,052      140,052
  4,600               4,600  Idacorp, Inc.                                        127,420                   127,420
  1,700               1,700  NSTAR                                                 76,126                    76,126
  3,100               3,100  Oklahoma Gas & Electric Co.                           70,866                    70,866
            1,900     1,900  Pinnacle West Capital Corp.                                        75,050       75,050
            1,200     1,200  Progress Energy Inc                                                62,412       62,412
  5,400               5,400  Public Service Enterprise Group, Inc.                233,820                   233,820
            3,600     3,600  Puget Energy Inc.                                                  74,340       74,340
 78,600     5,250    83,850  Reliant Energy, Inc.                               1,328,340       88,725    1,417,065
            1,000     1,000  Reliant Resources, Inc.                                             8,750        8,750
 23,200              23,200  Scottish Power PLC ADR                               496,480                   496,480
  6,500               6,500  Southern Co.                                         178,100                   178,100
 14,300     4,050    18,350  TXU Corp.                                            737,165      208,777      945,942
              900       900  Wisconsin Energy Corp.                                             22,743       22,743
  1,500     3,600     5,100  Xcel Energy, Inc.                                     25,155       60,372       85,527
                                                                              -----------  -----------  -----------
                                                                                3,931,298    1,575,918    5,507,216
                                                                              -----------  -----------  -----------

Woven Carpets and Rugs
            1,900     1,900  Mohawk Industries Co.                                             116,907      116,907
                                                                                           -----------  -----------

Total COMMON STOCK                                                             43,740,772   40,042,213   83,782,985
                                                                              -----------  -----------  -----------

US GOVERNMENT AGENCY
764,000             764,000  Federal National Mortgage                            763,960                   763,960
                             Association, 1.90%, 07/01/02
                                                                              -----------               -----------
Total US Government Agency                                                        763,960                   763,960
                                                                              -----------               -----------

MONEY MARKET
Management investment, open-end - Mutual Funds
          438,542   438,542  One Group Prime Money                                             438,542      438,542
                             Market- Institutional Class
                                                                                           -----------  -----------

Total Money Market                                                                             438,542      438,542
                                                                                           -----------  -----------


COMSTOCK GVIT VALUE FUND / ALL PRO LARGE CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments June 30, 2002                                     June 30, 2002
(Unaudited)
Fund 1 represents Comstock GVIT Value Fund. Fund 2 represents All Pro Large Cap Value Portfolio.

                                                                                                         PROFORMA
                   PROFORMA                                                     FUND 1       FUND 2      COMBINED
FUND 1    FUND 2   COMBINED                                                     MARKET       MARKET       MARKET
SHARES    SHARES    SHARES                SECURITY DESCRIPTION                 VALUE ($)    VALUE ($)    VALUE ($)
-------  --------  --------  -----------------------------------------------  -----------  -----------  -----------




(a)  TOTAL INVESTMENTS (COST $49,918,796; $41,478,323 AND $91,397,299;
     RESPECTIVELY)                                                             44,504,732   40,480,755   84,985,487
                                                                             ============  ===========  ===========

---------------

(a)  Cost  for  federal income tax and financial reporting purposes differs from value by net unrealized appreciation
(depreciation) of securities.
ADR     American  Depository  Receipt.


See  notes  to  financial  statements.

GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


COMMON STOCKS
Australia
Agriculture
       780,600              780,600  Australian Agricultural Co. Ltd.                      293,613                    293,613
                                                                                      ------------               ------------
Clothing
       100,000              100,000  Billabong International                               503,014                    503,014
                                                                                      ------------               ------------
Healthcare
        28,000               28,000  Cochlear Ltd.                                         535,239                    535,239
                                                                                      ------------               ------------
Utilities
                  5,200       5,200  Advanced Energy Industries                                         115,336       115,336
                                                                                                    -----------  ------------
                                                                                         1,331,866      115,336     1,447,202
                                                                                      ------------  -----------  ------------
Belgium
Business Services
         4,578                4,578  Creyf's SA - Strip                                         45                         45
                                                                                      ------------               ------------
Food Service - Catering
         7,740                7,740  Carestel                                               48,922                     48,922
                                                                                      ------------               ------------
Medical-Drugs
        47,880               47,880  Omega Pharma SA                                     2,144,433                  2,144,433
                                                                                      ------------               ------------
Wire & Cable Products
         6,300                6,300  Bekaert NV                                            298,339                    298,339
                                                                                      ------------               ------------
                                                                                         2,491,739                  2,491,739
                                                                                      ------------               ------------
Brazil
Cellular Telephone
       160,000              160,000  Tele Centro Oeste Celular                             708,800                    708,800
                                     Participacoes SA ADR
                                                                                      ------------               ------------
Canada
Beverages-Non-Alcoholic
        28,000               28,000  Cott Corp.                                            531,720                    531,720
                                                                                      ------------               ------------
Gold Mining
        44,000               44,000  Goldcorp, Inc.                                        437,800                    437,800
                                                                                      ------------               ------------
Insurance
        54,700               54,700  Hub International Ltd.                                824,876                    824,876
                                                                                      ------------               ------------
                                                                                         1,794,396                  1,794,396
                                                                                      ------------               ------------
Denmark
Commercial Services
        33,057               33,057  FLS Industries AS Class                               421,898                    421,898
                                                                                      ------------               ------------
Electrical & Electronic
        26,200               26,200  Bang & Olufsen AS Class B                             693,149                    693,149
                                                                                      ------------               ------------
                                                                                         1,115,047                  1,115,047
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Finland
Manufacturing - Capital Goods
        66,578               66,578  Uponor Oyj                                          1,380,801                  1,380,801
                                                                                      ------------               ------------
France
Advertising/Marketing
       195,754              195,754  Trader.Com NV                                       1,546,613                  1,546,613
                                                                                      ------------               ------------
Building & Construction
        14,832               14,832  Eiffage SA                                          1,354,215                  1,354,215
                                                                                      ------------               ------------
Consulting Services
         6,103                6,103  High Co.                                              675,060                    675,060
                                                                                      ------------               ------------
Diversified Operations
        13,800               13,800  Financiere Marc de Lacharriere SA                     633,743                    633,743
                                                                                      ------------               ------------
Electronic Components/Instruments
       105,000              105,000  Confidur                                              103,698                    103,698
                                                                                      ------------               ------------
Leisure / Entertainment
        36,376               36,376  Club Mediterranee SA                                1,203,485                  1,203,485
                                                                                      ------------               ------------
Medical - Hospital Management & Services
        79,329               79,329  Generale de Sante                                   1,257,442                  1,257,442
                                                                                      ------------               ------------
Medical Products
         7,612                7,612  LVL Medical SA                                        150,352                    150,352
         6,609                6,609  Stedim SA                                             828,283                    828,283
                                                                                      ------------               ------------
                                                                                           978,635                    978,635
                                                                                      ------------               ------------
Miscellaneous
         4,986                4,986  Bacou-Dalloz                                          541,659                    541,659
                                                                                      ------------               ------------
Real Estate
        11,783               11,783  Pierre & Vacances                                     883,822                    883,822
                                                                                      ------------               ------------
Semiconductors and Related Services
        87,550               87,550  Memscap SA                                             81,277                     81,277
                                                                                      ------------               ------------
Television
        11,882               11,882  AB Groupe SA                                          117,347                    117,347
                                                                                      ------------               ------------
Transportation
        12,019               12,019  Norbert Dentressangle                                 322,270                    322,270
                                                                                      ------------               ------------
                                                                                         9,699,266                  9,699,266
                                                                                      ------------               ------------
Germany
Broadcasting & Television
        93,173               93,173  Internationalmedia AG                                 211,641                    211,641
                                                                                      ------------               ------------
Building & Construction
         3,843                3,843  Bilfinger & Berger AG                                  87,103                     87,103
        16,515               16,515  Hochtief AG                                           306,632                    306,632


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                      ------------               ------------
                                                                                           393,735                    393,735
                                                                                      ------------               ------------
Building-Heavy Construction
       174,672              174,672  Astaldi SPA                                           464,904                    464,904
                                                                                      ------------               ------------
Cable TV/Programming
       226,050              226,050  Primacom AG                                           133,948                    133,948
                                                                                      ------------               ------------
Consulting Services
        26,300               26,300  GfK AG                                                480,517                    480,517
                                                                                      ------------               ------------
Electronic Components/Instruments
       305,085              305,085  Dialog Semiconductor PLC                              491,122                    491,122
                                                                                      ------------               ------------
Energy
        15,029               15,029  REPower Systems AG                                    420,047                    420,047
                                                                                      ------------               ------------
Food & Beverage
        27,900               27,900  Hawesko Holding AG                                    614,455                    614,455
                                                                                      ------------               ------------
Machinery
        47,800               47,800  Boewe Systec AG                                     1,142,416                  1,142,416
                                                                                      ------------               ------------
Miscellaneous
        57,800               57,800  Jenoptik AG                                         1,093,145                  1,093,145
                                                                                      ------------               ------------
Retail
       252,805              252,805  Takkt AG                                            1,460,570                  1,460,570
                                                                                      ------------               ------------
Semiconductor Equipment
        16,500               16,500  Suess MicroTec AG                                     330,797                    330,797
                                                                                      ------------               ------------
Semiconductors
         9,241                9,241  Elmos Semiconductor AG                                 94,002                     94,002
                                                                                      ------------               ------------
Textile Products
        24,014               24,014  Escada AG                                             438,750                    438,750
                                                                                      ------------               ------------
                                                                                         7,770,049                  7,770,049
                                                                                      ------------               ------------
Hong Kong
Electronics
       900,000              900,000  VTech Holdings Ltd.                                 1,078,846                  1,078,846
                                                                                      ------------               ------------
Finance
       700,000              700,000  Hong Kong Exchanges & Clearing Ltd.                 1,153,205                  1,153,205
                                                                                      ------------               ------------
                                                                                         2,232,051                  2,232,051
                                                                                      ------------               ------------
Hungary
Medical-Drugs
        17,000               17,000  Gedeon Richter - Sponsored                            990,250                    990,250
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


India
Banking
       150,000              150,000  ICICI Bank Ltd. ADR                                 1,050,000                  1,050,000
                                                                                      ------------               ------------
Ireland
Building & Construction
       378,240              378,240  Kingspan Group Ltd.                                   877,842                    877,842
                                                                                      ------------               ------------
Distribution
        91,064               91,064  IAWS Group PLC                                        791,426                    791,426
                                                                                      ------------               ------------
Food Products
       229,200              229,200  Greencore Group                                       656,438                    656,438
                                                                                      ------------               ------------
Software & Computer Services
        40,900               40,900  Riverdeep Group PLC ADR                               636,404                    636,404
                                                                                      ------------               ------------
                                                                                         2,962,110                  2,962,110
                                                                                      ------------               ------------
Israel
Electrical & Electronic
       120,000              120,000  M-SYSTEMS Flash Disk Pioneer                          996,348                    996,348
                                                                                      ------------               ------------
Italy
Appliances
       250,703              250,703  DE' Longhi SPA                                      1,349,389                  1,349,389
                                                                                      ------------               ------------
Beverages
        37,440               37,440  David Campari-Milano SPA                            1,238,687                  1,238,687
                                                                                      ------------               ------------
Consumer Durables
        85,500               85,500  Merloni Elettrodomestici                              934,749                    934,749
                                                                                      ------------               ------------
Machinery & Equipment
       533,960              533,960  Interpump Group SPA                                 2,225,370                  2,225,370
                                                                                      ------------               ------------
                                                                                         5,748,195                  5,748,195
                                                                                      ------------               ------------
Japan
Applications Software
            96                   96  Open Interface, Inc.                                  194,627                    194,627
                                                                                      ------------               ------------
Auto/Related Products
        19,900               19,900  Musashi Seimitsu Industry Co. Ltd.                    346,997                    346,997
         4,300                4,300  Nissin Kogyo Co. Ltd.                                  97,401                     97,401
                                                                                      ------------               ------------
                                                                                           444,398                    444,398
                                                                                      ------------               ------------
Brokerage Services
        30,400               30,400  Matsui Securities Co. Ltd.                            390,589                    390,589
                                                                                      ------------               ------------
                                     Building & Construction
        20,100               20,100  Kyoritsu Maintenance Co. Ltd.                         412,532                    412,532
        98,000               98,000  Nishimatsu Construction Co. Ltd.                      304,972                    304,972
                                                                                      ------------               ------------
                                                                                           717,504                    717,504
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Computer Aided Design
           107                  107  Cybernet Systems Co.                                  265,134                    265,134
                                                                                      ------------               ------------
Computer Services
           101                  101  Little Earth Corp.                                    556,149                    556,149
                                                                                      ------------               ------------
Computers-Integrated Systems
        26,900               26,900  Agrex, Inc.                                           471,299                    471,299
        17,800               17,800  Toyo Business Engineering                             464,826                    464,826
                                                                                      ------------               ------------
                                                                                           936,125                    936,125
                                                                                      ------------               ------------
Consumer Products
        26,000               26,000  Hitachi Maxell Ltd.                                   387,419                    387,419
                                                                                      ------------               ------------
Cosmetics
        14,300               14,300  Kose Corp.                                            439,046                    439,046
                                                                                      ------------               ------------
Cosmetics & Toiletries
        14,600               14,600  Milbon Co. Ltd.                                       365,426                    365,426
                                                                                      ------------               ------------
Distribution
        50,000               50,000  Salomon & Taylor Made Co. Ltd.                        542,299                    542,299
                                                                                      ------------               ------------
Diversified
        30,000               30,000  Amano Corp.                                           216,503                    216,503
                                                                                      ------------               ------------
Electronic Components-Semiconductors
        19,600               19,600  MegaChips Corp.                                       395,728                    395,728
                                                                                      ------------               ------------
Electronics
        35,000               35,000  Anritsu Corp.                                         245,870                    245,870
            35                   35  Thine Electronics, Inc.                               505,173                    505,173
                                                                                      ------------               ------------
                                                                                           751,043                    751,043
                                                                                      ------------               ------------
Entertainment
        29,600               29,600  Amuse, Inc.                                           490,205                    490,205
                                                                                      ------------               ------------
Entertainment Software
        16,200               16,200  Capcom Co. Ltd.                                       418,989                    418,989
                                                                                      ------------               ------------
Financial Services
         7,000                7,000  Aeon Credit Service Ltd.                              418,155                    418,155
       142,000              142,000  JACCS Co. Ltd.                                        445,453                    445,453
                                                                                      ------------               ------------
                                                                                           863,608                    863,608
                                                                                      ------------               ------------
Fisheries
        16,600               16,600  Katokichi Co. Ltd.                                    290,839                    290,839
                                                                                      ------------               ------------
Food Products - Distribution
        15,400               15,400  C Two-Network Co. Ltd.                                485,667                    485,667
                                                                                      ------------               ------------
Food/Beverage
        40,000               40,000  Dydo Drinco, Inc.                                     700,818                    700,818
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Gas Utility
       136,000              136,000  Shizuokagas Co. Ltd.                                  442,516                    442,516
                                                                                      ------------               ------------
Internet Content
            80                   80  Cybird Co. Ltd.                                       351,076                    351,076
                                                                                      ------------               ------------
Internet Services
           114                  114  Oricon Global Entertainment, Inc.                     284,382                    284,382
                                                                                      ------------               ------------
Lease / Rental
        30,500               30,500  Diamond Lease Co. Ltd.                                631,070                    631,070
                                                                                      ------------               ------------
Leisure / Entertainment
        14,500               14,500  Namco Ltd.                                            276,427                    276,427
                                                                                      ------------               ------------
Lighting Products
        35,000               35,000  Ushio, Inc.                                           415,818                    415,818
                                                                                      ------------               ------------
Manufacturing
        22,000               22,000  Arrk Corp.                                            991,156                    991,156
                                                                                      ------------               ------------
Metals
        16,000               16,000  Misumi Corp.                                          572,668                    572,668
        20,000               20,000  Tsubaki Nakashima Co. Ltd.                            145,169                    145,169
                                                                                      ------------               ------------
                                                                                           717,837                    717,837
                                                                                      ------------               ------------
Real Estate
        20,200               20,200  Joint Corp.                                           226,504                    226,504
           160                  160  Zephyr Co. Ltd.                                       467,212                    467,212
                                                                                      ------------               ------------
                                                                                           693,716                    693,716
                                                                                      ------------               ------------
Recreational Vehicles
        46,000               46,000  Yamaha Motor Co. Ltd                                  338,495                    338,495
                                                                                      ------------               ------------
Restaurants
        13,000               13,000  Doutor Coffee                                         650,760                    650,760
        41,600               41,600  Global Dining, Inc.                                   472,017                    472,017
           138                  138  Prime Link Co. Ltd.                                   271,717                    271,717
                                                                                      ------------               ------------
                                                                                         1,394,494                  1,394,494
                                                                                      ------------               ------------
Retail
        54,200               54,200  Culture Convenience Club Co.                        1,437,978                  1,437,978
                                                                                      ------------               ------------
Retail - Toy Stores
        24,800               24,800  Toys "R" Us - Japan Ltd.                              577,273                    577,273
                                                                                      ------------               ------------
Retail / Convenience Store
        17,100               17,100  FamilyMart Co. Ltd.                                   413,733                    413,733
                                                                                      ------------               ------------
Schools
        20,000               20,000  Tac Co. Ltd.                                          412,148                    412,148
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Storage
       210,000              210,000  Shibusawa Warehouse                                   401,218                    401,218
                                                                                      ------------               ------------
Textile/Apparel
         8,000                8,000  PAL Co. Ltd.                                          133,489                    133,489
                                                                                      ------------               ------------
Transportation
       240,000              240,000  Senko Co. Ltd                                         464,542                    464,542
                                                                                      ------------               ------------
                                                                                        20,229,484                 20,229,484
                                                                                      ------------               ------------
Korea
Retail - Major Department Stores
        28,500               28,500  Hyundai Department Store Co. Ltd                      869,451                    869,451
                                                                                      ------------               ------------
Mexico
Financial Services
       525,800              525,800  Grupo Financiero Banorte                            1,213,385                  1,213,385
                                                                                      ------------               ------------
Retail
        85,000               85,000  Grupo Elektra SA de CV                                735,250                    735,250
                                                                                      ------------               ------------
Television
       150,000              150,000  TV Azteca SA                                        1,021,500                  1,021,500
                                                                                      ------------               ------------
                                                                                         2,970,135                  2,970,135
                                                                                      ------------               ------------
Netherlands
Broadcasting & Television
       146,882              146,882  Fox Kids Europe                                     1,668,197                  1,668,197
                                                                                      ------------               ------------
                                     Building & Construction
        27,900               27,900  Volker Wessels Stevin                                 758,012                    758,012
                                                                                      ------------               ------------
                                     Business Services
        44,040               44,040  United Services Group                                 874,227                    874,227
                                                                                      ------------               ------------
                                     Engineering Services
         8,954                8,954  Fugro NV                                              490,785                    490,785
                                                                                      ------------               ------------
                                     Enterpise Software
       174,470              174,470  Scala Business Solutions                              447,997                    447,997
                                                                                      ------------               ------------
                                     Satellite Telecommunications
       125,000              125,000  New Skies Satellites NV                               623,423                    623,423
                                                                                      ------------               ------------
                                                                                         4,862,641                  4,862,641
                                                                                      ------------               ------------
Russia
Food & Dairy Products
        25,000               25,000  Wimm-Bill-Dann Foods ADR                              527,500                    527,500
                                                                                      ------------               ------------
Oil Comp-Intergrated
        80,000               80,000  Tatneft ADR                                         1,106,400                  1,106,400
                                                                                      ------------               ------------
                                                                                         1,633,900                  1,633,900
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


South Africa
Diversified
       700,000              700,000  Aveng Ltd.                                            543,162                    543,162
                                                                                      ------------               ------------
Metals & Mining
       500,000              500,000  Northam Platinum Ltd.                                 807,468                    807,468
                                                                                      ------------               ------------
                                                                                         1,350,630                  1,350,630
                                                                                      ------------               ------------
South Korea
Electronics and Electrical Equipment
       120,000              120,000  Samsung Corp.                                         718,204                    718,204
                                                                                      ------------               ------------
Sweden
Computer Services
        28,800               28,800  HiQ International AB                                   21,936                     21,936
                                                                                      ------------               ------------
Finance
       148,480              148,480  Intrum Justitia AB                                    856,258                    856,258
                                                                                      ------------               ------------
Finance Services
        73,000               73,000  D. Carnegie & Co. AB                                  635,439                    635,439
                                                                                      ------------               ------------
Food Diversified
        60,673               60,673  Axfood AB                                           1,003,459                  1,003,459
                                                                                      ------------               ------------
Home Furnishing
        79,453               79,453  Nobia AB                                              600,836                    600,836
                                                                                      ------------               ------------
Internet Services
        31,400               31,400  Orc Software AB                                       529,569                    529,569
                                                                                      ------------               ------------
Medical Supplies
        44,100               44,100  Q-MED AB                                              674,180                    674,180
                                                                                      ------------               ------------
                                                                                         4,321,677                  4,321,677
                                                                                      ------------               ------------
Switzerland
Brokerage Services
         5,900                5,900  CIE Financiere Tradition                              792,851                    792,851
                                                                                      ------------               ------------
Computers
        17,600               17,600  Logitech International SA                             818,330                    818,330
                                                                                      ------------               ------------
Enterpise Software
        93,309               93,309  Temenos Group AG                                      460,808                    460,808
                                                                                      ------------               ------------
Machinery
        11,250               11,250  Tonros SA                                              46,866                     46,866
                                                                                      ------------               ------------
Medical Products
         3,400                3,400  Centerpulse                                           567,124                    567,124
                                                                                      ------------               ------------
Medical-Drugs
        37,031               37,031  Actelion Ltd.                                       1,343,595                  1,343,595
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Semiconductors
        26,250               26,250  Micronas Semiconductor Holding AG                     827,202                    827,202
                                                                                      ------------               ------------
                                                                                         4,856,776                  4,856,776
                                                                                      ------------               ------------
Taiwan
Networking
       300,000              300,000  Accton Technology Corp.                               516,312                    516,312
                                                                                      ------------               ------------
United Kingdom
Agricultural Biotechnology
       582,100              582,100  Sygen International PLC                               444,712                    444,712
                                                                                      ------------               ------------
Auto - Retail
       118,600              118,600  Vardy PLC                                             669,797                    669,797
                                                                                      ------------               ------------
Automotive
        96,700               96,700  Pendragon PLC                                         456,939                    456,939
Broadcasting & Publishing
                                                                                      ------------               ------------
       157,000              157,000  HIT Entertainment PLC                                 643,159                    643,159
                                                                                      ------------               ------------
Commercial Services
        95,900               95,900  Interserve PLC                                        660,735                    660,735
       174,856              174,856  Nestor Healthcare Group                             1,252,040                  1,252,040
                                                                                      ------------               ------------
                                                                                         1,912,775                  1,912,775
                                                                                      ------------               ------------
Consumer Cyclicals
       235,500              235,500  Airtours PLC                                          551,920                    551,920
                                                                                      ------------               ------------
Diversified Operations
       169,000              169,000  Bodycote International PLC                            550,325                    550,325
                                                                                      ------------               ------------
Insurance
       630,933              630,933  Cox Insurance Holdings PLC                            598,678                    598,678
                                                                                      ------------               ------------
Printing & Publishing
       520,477              520,477  Future Network PLC                                    438,333                    438,333
                                                                                      ------------               ------------
Retail
       516,508              516,508  Electronics Boutique PLC                              964,459                    964,459
       239,000              239,000  HMV Group PLC                                         581,071                    581,071
       184,445              184,445  Wetherspoon PLC                                       871,564                    871,564
                                                                                      ------------               ------------
                                                                                         2,417,094                  2,417,094
                                                                                      ------------               ------------
Retail - Home Furnishings
        88,700               88,700  DFS Furniture Co. PLC                                 557,952                    557,952
                                                                                      ------------               ------------
Semiconductor Equipment
        31,939               31,939  Telemetrix PLC                                         45,277                     45,277
                                                                                      ------------               ------------
Technology
       101,068              101,068  Eidos PLC                                             197,194                    197,194
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Television
                                                                                      ------------               ------------
       272,500              272,500  Chrysalis Group PLC                                   926,280                    926,280
                                                                                      ------------               ------------
                                                                                        10,410,435                 10,410,435
                                                                                      ------------               ------------
United States
Advertising Agencies
       108,400              108,400  R.H. Donnelley Corp.                                3,031,948                  3,031,948
                                                                                      ------------               ------------
Advertising/Marketing
        89,500               89,500  Catalina Marketing Corp.                            2,525,690                  2,525,690
       126,300              126,300  Getty Images, Inc.                                  2,749,551                  2,749,551
        99,300               99,300  MSC Industrial Direct Co. Class A                   1,936,350                  1,936,350
                                                                                      ------------               ------------
                                                                                         7,211,591                  7,211,591
                                                                                      ------------               ------------
Aerospace
                 44,700      44,700  Titan Corp.                                                        817,563       817,563
                                                                                                    -----------  ------------
Aerospace / Defense
        54,675               54,675  Alliant Techsystems, Inc.                           3,488,265                  3,488,265
        12,000   20,900      32,900  DRS Technologies, Inc.                                513,000      893,475     1,406,475
        22,200               22,200  Ducommun, Inc.                                        582,528                    582,528
       171,000              171,000  United Defense Industries,  Inc.                    3,933,000                  3,933,000
        14,000               14,000  Veridian Corp.                                        317,800                    317,800
                                                                                      ------------               ------------
                                                                                         8,834,593      893,475     9,728,068
                                                                                      ------------  -----------  ------------
Agriculture
        67,400               67,400  Bunge Ltd.                                          1,422,140                  1,422,140
        47,300               47,300  Delta & Pine Land Co.                                 950,730                    950,730
                                                                                      ------------               ------------
                                                                                         2,372,870                  2,372,870
                                                                                      ------------               ------------
Aluminum
        53,000               53,000  Century Aluminum Co.                                  789,170                    789,170
                                                                                      ------------               ------------
Apparel
        44,500               44,500  Coach, Inc.                                         2,443,050                  2,443,050
        23,000               23,000  OshKosh B'Gosh, Inc.                                1,000,268                  1,000,268
        32,000               32,000  Skechers USA., Inc.                                   691,520                    691,520
                                                                                      ------------               ------------
                                                                                         4,134,838                  4,134,838
                                                                                      ------------               ------------
Applications Software
        72,700               72,700  EPIQ Systems, Inc.                                  1,237,354                  1,237,354
        93,100               93,100  J.D. Edwards & Co.                                  1,131,165                  1,131,165
                                                                                      ------------               ------------
                                                                                         2,368,519                  2,368,519
                                                                                      ------------               ------------
Auction House - Art Dealer
63,000                       63,000  Ritchie Brothers Auctioneers, Inc.                  1,966,230                  1,966,230
                                                                                      ------------               ------------
Auto & Auto Parts
87,900                       87,900  Collins & Aikman Corp.                                799,890                    799,890
48,600                       48,600  Donaldson Co., Inc.                                 1,702,944                  1,702,944
133,900                     133,900  Gentex Corp.                                        3,678,233                  3,678,233
72,300                       72,300  O'Reilly Automotive, Inc.                           1,992,588                  1,992,588
90,000                       90,000  Terex Corp.                                         2,024,100                  2,024,100


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                      ------------               ------------
                                                                                        10,197,755                 10,197,755
                                                                                      ------------               ------------
Auto - Retail
        14,000               14,000  Advance Auto Parts                                    763,140                    763,140
        35,800               35,800  Aftermarket Technology Corp.                          687,360                    687,360
                 33,650      33,650  Copart, Inc.                                                       546,140       546,140
        33,000   42,877      75,877  United Auto Group, Inc.                               689,700      896,129     1,585,829
                                                                                      ------------  -----------  ------------
                                                                                         2,140,200    1,442,269     3,582,469
                                                                                      ------------  -----------  ------------
Automobile
                 19,000      19,000  Group 1 Automotive, Inc.                              724,850                    724,850
       109,000   31,800     140,800  Kroll, Inc.                                         2,286,820      667,164     2,953,984
                                                                                      ------------  -----------  ------------
                                                                                         3,011,670      667,164     3,678,834
                                                                                      ------------  -----------  ------------
Automotive & Equipment
                 10,325      10,325  ArvinMeritor, Inc.                                                 247,800       247,800
                  5,600       5,600  Circuit City Stores, Inc. - CarMax Group                           121,240       121,240
                                                                                                    -----------  ------------
                                                                                                        369,040       369,040
                                                                                                    -----------  ------------
Banking
        30,000               30,000  Bank of Hawaii Corp.                                  840,000                    840,000
       125,700              125,700  BankAtlantic Bancorp, Inc. Class A                  1,558,680                  1,558,680
        44,562               44,562  BOK Financial Corp.                                 1,491,045                  1,491,045
        25,000               25,000  East-West Bancorp, Inc.                               863,000                    863,000
        45,900               45,900  Mid-State Bancshares                                  885,870                    885,870
        22,400               22,400  New Century Financial Corp.                           783,328                    783,328
                                                                                      ------------               ------------
                                                                                         6,421,923                  6,421,923
                                                                                      ------------               ------------
Building & Building Supplies
                  8,300       8,300  Dominion Homes, Inc.                                               167,909       167,909
                  6,892       6,892  WCI Communities, Inc.                                              199,523       199,523
                 32,100      32,100  Willbros Group, Inc.                                               545,700       545,700
                                                                                                    -----------  ------------
                                                                                                        913,132       913,132
                                                                                                    -----------  ------------
Building & Construction
        18,900               18,900  Beazer Homes USA, Inc.                              1,512,000                  1,512,000
                                                                                      ------------               ------------
Building Products
        34,400               34,400  York International Corp.                            1,162,376                  1,162,376
                                                                                      ------------               ------------
Business & Consumer Services
                  8,900       8,900  Costar Group, Inc.                                                 182,717       182,717
                  9,900       9,900  DeVry, Inc.                                                        226,116       226,116
                 13,400      13,400  Interactive Data Corp.                                             195,104       195,104
                 12,100      12,100  On Assignment, Inc.                                                215,380       215,380
                  4,200       4,200  Scan Source, Inc.                                                  257,922       257,922
                                                                                                    -----------  ------------
                                                                                                      1,077,239     1,077,239
                                                                                                    -----------  ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Business Services
        48,900    8,600      57,500  Corporate Executive Board Co.                       1,674,825      294,550     1,969,375
        40,600               40,600  Dollar Thrifty Automotive Group, Inc.               1,051,540                  1,051,540
        57,000               57,000  Maximus, Inc.                                       1,806,900                  1,806,900
        67,800               67,800  MemberWorks, Inc.                                   1,256,334                  1,256,334
       146,692              146,692  Modis Professional Services, Inc.                   1,246,882                  1,246,882
        39,900               39,900  NCO Group, Inc.                                       869,022                    869,022
        41,500               41,500  United Rentals, Inc.                                  904,700                    904,700
                                                                                      ------------               ------------
                                                                                         8,810,203      294,550     9,104,753
                                                                                      ------------  -----------  ------------
Chemicals
        38,000               38,000  Ferro Corp.                                         1,145,700                  1,145,700
        92,500               92,500  IMC Global, Inc.                                    1,156,250                  1,156,250
        54,200               54,200  OM Group, Inc.                                      3,360,400                  3,360,400
       107,300              107,300  PolyOne Corp.                                       1,207,125                  1,207,125
                                                                                      ------------               ------------
                                                                                         6,869,475                  6,869,475
                                                                                      ------------               ------------
Chemicals & Allied Products
                  9,400       9,400  Symyx Technologies, Inc.                                           130,848       130,848
                                                                                                    -----------  ------------
Commercial Services
        35,000               35,000  Coinstar, Inc.                                        855,750                    855,750
       103,300              103,300  Omnicare, Inc.                                      2,712,658                  2,712,658
                                                                                      ------------               ------------
                                                                                         3,568,408                  3,568,408
                                                                                      ------------               ------------
Communications
                 27,100      27,100  Anaren Microwave, Inc.                                             234,144       234,144
                199,900     199,900  Covad Communications Group, Inc.                                   235,882       235,882
                 14,900      14,900  Cox Radio, Inc., Class A                                           359,090       359,090
                 37,774      37,774  Entravision Communications Corp.                                   462,732       462,732
                 40,600      40,600  Regent Communications, Inc.                                        286,595       286,595
                  6,256       6,256  Verisity Ltd.                                                      108,479       108,479
                                                                                                    -----------  ------------
                                                                                                      1,686,922     1,686,922
                                                                                                    -----------  ------------
Communications & Media
       128,900              128,900  Emmis Communications Corp. Class A                  2,731,391                  2,731,391
        15,000   11,111      26,111  Entercom Communications Corp.                         688,500      509,995     1,198,495
                 29,800      29,800  Foundry Networks, Inc.                                             209,494       209,494
       159,900              159,900  Harte-Hanks, Inc.                                   3,285,945                  3,285,945
        22,000   37,300      59,300  Radio One, Inc.                                       327,140      554,651       881,791
                                                                                      ------------  -----------  ------------
                                                                                         7,032,976    1,274,140     8,307,116
                                                                                      ------------  -----------  ------------
Computer Service
        19,400               19,400  Adaptec, Inc.                                         153,066                    153,066
        87,700   13,000     100,700  Anteon International Corp.                          2,217,056      328,640     2,545,696
        39,700               39,700  Cerner Corp.                                        1,898,851                  1,898,851
       115,800              115,800  CIBER, Inc.                                           839,550                    839,550
        10,000               10,000  Fidelity National Information Solutions, Inc.         240,000                    240,000
        31,600               31,600  MICROS Systems, Inc.                                  875,636                    875,636
                  5,600       5,600  Secure Computing Corp.                                              42,280        42,280
        51,000               51,000  Tier Technologies, Inc.                               908,820                    908,820


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                      ------------               ------------
                                                                                         7,132,979      370,920     7,503,899
                                                                                      ------------  -----------  ------------
Computer Software
        41,000    9,900      50,900  Activision, Inc.                                    1,191,460      287,694     1,479,154
       138,200              138,200  Citrix Systems, Inc.                                  834,728                    834,728
        59,900               59,900  Concerto Software, Inc.                               377,370                    377,370
       181,500              181,500  Dendrite International, Inc.                        1,755,105                  1,755,105
        37,500               37,500  Hutchinson Technology, Inc.                           586,500                    586,500
        38,200               38,200  Imation Corp.                                       1,136,832                  1,136,832
        51,200               51,200  Inter-Tel, Inc.                                       876,032                    876,032
        34,000    3,200      37,200  JDA Software Group, Inc.                              960,840       90,432     1,051,272
        76,200               76,200  Keane, Inc.                                           944,880                    944,880
        41,800               41,800  Mantech International Corp. Class A                 1,002,782                  1,002,782
                  2,800       2,800  Renanissance Learning, Inc.                                         56,616        56,616
       109,900              109,900  Scientific Games Corp.                                872,606                    872,606
       172,800              172,800  Take-Two Interactive Software, Inc.                 3,557,952                  3,557,952
       124,200              124,200  THQ, Inc.                                           3,703,644                  3,703,644
                                                                                      ------------               ------------
                                                                                        17,800,731      434,742    18,235,473
                                                                                      ------------  -----------  ------------
Computers
                 20,900      20,900  McDATA Corp., Class B                                              186,010       186,010
                203,500     203,500  Redback Networks, Inc.                                             364,265       364,265
                108,754     108,754  Silicon Graphics, Inc.                                             319,737       319,737
                  9,800       9,800  Virage Logic Corp.                                                 127,596       127,596
                                                                                                    -----------  ------------
                                                                                                        997,608       997,608
                                                                                                    -----------  ------------
Construction & Housing
        22,000               22,000  Ryland Group, Inc.                                  1,094,500                  1,094,500
        25,500               25,500  Simpson Manufacturing Co., Inc.                     1,456,815                  1,456,815
                                                                                      ------------               ------------
                                                                                         2,551,315                  2,551,315
                                                                                      ------------               ------------
Consulting Services
        55,000    5,400      60,400  FTI Consulting                                      1,925,550      189,054     2,114,604
                                                                                      ------------  -----------  ------------
Consumer Durables
        12,000               12,000  Harman International Industries, Inc.                 591,000                    591,000
                                                                                      ------------               ------------
Consumer Goods & Services
       143,100              143,100  AptarGroup, Inc.                                    4,400,325                  4,400,325
       115,700              115,700  Church & Dwight Co., Inc.                           3,624,881                  3,624,881
        55,300               55,300  Dana Corp.                                          1,024,709                  1,024,709
        28,300               28,300  International Flavors & Fragrances, Inc.              919,467                    919,467
        25,600               25,600  Lancaster Colony Corp.                                912,896                    912,896
        95,400               95,400  Matthews International Corp. Class A                2,227,590                  2,227,590
                 35,900      35,900  Oakley, Inc.                                                       624,660       624,660
        25,900               25,900  Timberland Co. Class A                                927,738                    927,738
        76,400               76,400  Tower Automotive, Inc.                              1,065,780                  1,065,780
                                                                                      ------------               ------------
                                                                                        15,103,386      624,660    15,728,046
                                                                                      ------------  -----------  ------------
Consumer Products
        59,800               59,800  The Dial Corp.                                      1,197,196                  1,197,196
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Containers
        15,600               15,600  Ball Corp.                                            647,088                    647,088
       250,000              250,000  Crown Cork & Seal Co., Inc.                         1,712,500                  1,712,500
       160,000              160,000  Ivex Packaging Corp.                                3,643,200                  3,643,200
        20,700               20,700  Temple-Inland, Inc.                                 1,197,702                  1,197,702
                                                                                      ------------               ------------
                                                                                         7,200,490                  7,200,490
                                                                                      ------------               ------------
Containers - Metal/Glass
        18,164               18,164  Silgan Holdings, Inc.                                 734,552                    734,552
                                                                                      ------------               ------------
Cosmetics
        65,100               65,100  Alberto-Culver Co. Class A                          2,941,218                  2,941,218
                                                                                      ------------               ------------
Data Processing & Reproduction
       108,800              108,800  Acxiom Corp.                                        1,902,912                  1,902,912
        55,900               55,900  Factset Research Systems, Inc.                      1,664,143                  1,664,143
        60,750               60,750  Fair, Issac and Co., Inc.                           1,996,852                  1,996,852
        46,300               46,300  Probusiness Services,                                 674,545                    674,545
                                                                                      ------------               ------------
                                                                                         6,238,452                  6,238,452
                                                                                      ------------               ------------
Defense
                 20,700      20,700  United Industrial Corp.                                            452,295       452,295
                                                                                                    -----------  ------------
Diagnostic Equipment
        70,200               70,200  Cholestech Corp.                                      740,610                    740,610
                                                                                      ------------               ------------
Diversified Manufacturing Operations
        46,800               46,800  Crane Co.                                           1,187,784                  1,187,784
                                                                                      ------------               ------------
Drugs
        72,000               72,000  American Pharmaceutical Partners, Inc.                889,920                    889,920
        45,200               45,200  NBTY, Inc.                                            699,696                    699,696
                 33,900      33,900  Priority Healthcare Corp., Series B                                796,649       796,649
       105,000              105,000  Quidel Corp.                                          710,850                    710,850
                                                                                      ------------               ------------
                                                                                         2,300,466      796,649     3,097,115
                                                                                      ------------  -----------  ------------
Drugs & Health Care
                  7,000       7,000  Atrix Laboratories, Inc.                                           155,750       155,750
                 16,400      16,400  Cell Genesys, Inc.                                                 221,220       221,220
                  8,700       8,700  Province Healthcare Co.                                            194,532       194,532
                                                                                                    -----------  ------------
                                                                                                        571,502       571,502
                                                                                                    -----------  ------------
Education
        72,000    9,800      81,800  Corinthian Colleges, Inc.                           2,440,080      332,122     2,772,202
                  4,800       4,800  Education Management Corp.                                         195,504       195,504
        99,800               99,800  ITT Educational Services, Inc.                      2,175,640                  2,175,640
                                                                                      ------------               ------------
                                                                                         4,615,720      527,626     5,143,346
                                                                                      ------------  -----------  ------------
Electric Instruments
                  1,800       1,800  Merix Corp.                                                         15,444        15,444
                                                                                                    -----------  ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Electric Integrated
        40,000               40,000  Black Hills Corp.                                   1,384,400                  1,384,400
                                                                                      ------------               ------------
Electrical Equipment
        26,000               26,000  Ametek, Inc.                                          968,500                    968,500
        27,100               27,100  Electro Scientific Industries, Inc.                   658,530                    658,530
                 29,400      29,400  SIPEX Corp.                                                        143,737       143,737
                                                                                                    -----------  ------------
                                                                                         1,627,030      143,737     1,770,767
                                                                                      ------------  -----------  ------------
Electronic Components/Instruments
        25,300               25,300  ESS Technology, Inc.                                  443,762                    443,762
        20,700               20,700  Itron, Inc.                                           542,961                    542,961
        20,000               20,000  Zoran Corp.                                           458,200                    458,200
                                                                                      ------------               ------------
                                                                                         1,444,923                  1,444,923
                                                                                      ------------               ------------
Electronic Equipment
        27,900               27,900  Engineered Support Systems                          1,459,170                  1,459,170
                                                                                      ------------               ------------
Electronics
        67,000               67,000  Actel Corp.                                         1,408,340                  1,408,340
       130,000   70,938     200,938  Aeroflex, Inc.                                        903,500      493,019     1,396,519
         6,600                6,600  Atmi, Inc.                                                         147,642       147,642
        21,200    3,200      24,400  Benchmark Electronics, Inc.                           614,800       92,800       707,600
        34,700               34,700  Cirrus Logic, Inc.                                                 259,903       259,903
        40,000               40,000  Compudyne Corp.                                       623,200                    623,200
        96,000               96,000  Cree Research, Inc.                                 1,270,080                  1,270,080
                 13,200      13,200  Exar Corp.                                                         260,304       260,304
        41,100               41,100  Hubbell, Inc.                                       1,403,565                  1,403,565
       135,000              135,000  Integrated Silicon Solution, Inc.                   1,204,200                  1,204,200
       195,300              195,300  Lam Research Corp.                                  3,511,494                  3,511,494
        82,400               82,400  Lattice Semiconductor Corp.                           720,176                    720,176
        16,000               16,000  MKS Instruments, Inc.                                 321,120                    321,120
                 27,100      27,100  Oak Technology, Inc.                                               122,763       122,763
        47,000               47,000  Omnivision Technologies, Inc.                         674,450                    674,450
        78,500               78,500  Plexus Corp.                                        1,420,850                  1,420,850
                 12,000      12,000  PLX Technology, Inc.                                                51,000        51,000
                 14,900      14,900  Power Integrations, Inc.                                           266,695       266,695
        28,000    7,300      35,300  Semtech Corp.                                         747,600      194,910       942,510
        38,000    4,100      42,100  Silicon Laboratories                                1,028,280      110,946     1,139,226
        23,000               23,000  Varian Semiconductor                                  780,390                    780,390
                                     Equipment Associates, Inc.
                                                                                      ------------               ------------
                                                                                        16,632,045    1,999,982    18,632,027
                                                                                      ------------  -----------  ------------
Energy Sources
        59,000               59,000  Headwaters, Inc.                                      929,250                    929,250
        86,400               86,400  Maverick Tube Corp.                                 1,296,000                  1,296,000
                                                                                      ------------               ------------
                                                                                         2,225,250                  2,225,250
                                                                                      ------------               ------------
Engineering
        43,500               43,500  Emcor Group, Inc.                                   2,553,450                  2,553,450
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Engineering Services
                 21,900      21,900  Jacobs Engineering Group, Inc.                        761,682                    761,682
                                                                                      ------------               ------------
Enterpise Software
                 44,313      44,313  Legato Systems, Inc.                                               159,527       159,527
                                                                                                    -----------  ------------
                                     Entertainment
                 98,000      98,000  Acclaim Entertainment, Inc.                           345,940                    345,940
                 17,000      17,000  Ameristar Casinos                                     494,020                    494,020
                 58,400      58,400  Vail Resorts, Inc.                                    998,640                    998,640
                                                                                      ------------               ------------
                                                                                         1,838,600                  1,838,600
                                                                                      ------------               ------------
Entertainment - Media
        55,700               55,700  AMC Entertainment, Inc.                                            790,940       790,940
        56,204               56,204  Crown Media Holdings, Inc.  Class A                                443,450       443,450
        34,200               34,200  Pinnacle Entertainment, Inc.                                       363,546       363,546
                                                                                                    -----------  ------------
                                                                                                      1,597,936     1,597,936
                                                                                                    -----------  ------------
Financial
        26,500               26,500  Affiliated Managers Group, Inc.                     1,629,750                  1,629,750
        40,000               40,000  Bank United Corp. Contigent Payment Rights              3,600                      3,600
       101,800              101,800  Banknorth Group, Inc.                               2,648,836                  2,648,836
       227,685              227,685  Checkfree Corp.                                     3,560,993                  3,560,993
        36,000               36,000  City National Corp.                                 1,935,000                  1,935,000
        56,100               56,100  Colonial Bancgroup, Inc.                              841,500                    841,500
        68,300               68,300  Community First Bankshares, Inc.                    1,781,947                  1,781,947
       118,100              118,100  Cullen/Frost Bankers, Inc.                          4,245,695                  4,245,695
       120,200              120,200  Digital Insight Corp.                               1,977,290                  1,977,290
        92,700               92,700  Financial Federal Corp.                             3,068,370                  3,068,370
        71,500               71,500  First Midwest Bancorp, Inc.                         1,986,270                  1,986,270
        48,330               48,330  Hudson United Bancorp                               1,380,305                  1,380,305
        26,900               26,900  Legg Mason, Inc.                                    1,327,246                  1,327,246
        28,400               28,400  M & T Bank Corp.                                    2,435,584                  2,435,584
       142,475              142,475  New York Community Bancorp, Inc.                    3,861,073                  3,861,073
        90,037               90,037  Sterling Bancshares, Inc.                           1,329,846                  1,329,846
        18,000               18,000  TCF Financial Corp.                                   883,800                    883,800
        19,800               19,800  Texas Regional Bancshares, Inc. Class A               982,258                    982,258
                 18,500      18,500  UCBH Holdings, Inc.                                                703,185       703,185
       101,900              101,900  Webster Financial Corp.                             3,896,656                  3,896,656
        65,000               65,000  Westamerica Bankcorp.                               2,571,400                  2,571,400
                                                                                      ------------               ------------
                                                                                        42,347,419      703,185    43,050,604
                                                                                      ------------  -----------  ------------
Financial Services
        39,200               39,200  Downey Financial Corp.                              1,854,160                  1,854,160
        62,500               62,500  Protective Life Corp.                               2,068,750                  2,068,750
                                                                                      ------------               ------------
                                                                                         3,922,910                  3,922,910
                                                                                      ------------               ------------
Food & Beverage
        54,800               54,800  AFC Enterprises, Inc.                               1,712,500                  1,712,500
       129,000   15,100     144,100  American Italian Pasta Co.                          6,577,710      769,949     7,347,659
        70,000               70,000  Constellation Brands, Inc.                          2,240,000                  2,240,000
        50,250               50,250  Darden Restaurants, Inc.                            1,241,175                  1,241,175
        47,500               47,500  Dreyer's Grand Ice Cream, Inc.                      3,258,500                  3,258,500


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


        38,600               38,600  Hormel Foods Corp.                                    924,084                    924,084
        27,000               27,000  P.F. Chang's China Bistro, Inc.                       848,340                    848,340
       110,000              110,000  Pepsiamericas, Inc.                                 1,643,400                  1,643,400
        84,000               84,000  Ruddick Corp.                                       1,424,640                  1,424,640
       115,000              115,000  Smithfield Foods, Inc.                              2,133,250                  2,133,250
        60,000               60,000  Sun International Hotels Ltd.                       1,486,800                  1,486,800
         8,800                8,800  Whole Foods Market, Inc.                              424,336                    424,336
                                                                                      ------------               ------------
                                                                                        23,914,735      769,949    24,684,684
                                                                                      ------------  -----------  ------------
Food - Retail
        23,600               23,600  Great Atlantic & Pacific Tea Co., Inc.                441,084                    441,084
                                                                                      ------------               ------------
Food Distributors, Supermarkets & Wholesalers
        19,000               19,000  Green Mountain Coffee                                 402,990                    402,990
        57,100               57,100  SUPERVALU, Inc.                                     1,400,663                  1,400,663
                                                                                      ------------               ------------
                                                                                         1,803,653                  1,803,653
                                                                                      ------------               ------------
Gaming / Hotels
        81,500               81,500  Global Payment, Inc.                                2,424,625                  2,424,625
        36,700               36,700  Prime Hospitality Corp.                               476,733                    476,733
                                                                                      ------------               ------------
                                                                                         2,901,358                  2,901,358
                                                                                      ------------               ------------
Gold Mining
        35,000               35,000  Meridian Gold, Inc.                                   561,750                    561,750
                                                                                      ------------               ------------
Health Services
        24,000               24,000  Immucor, Inc.                                         563,280                    563,280
                                                                                      ------------               ------------
Healthcare
       115,000              115,000  American Health Corp., Inc.                         2,047,000                  2,047,000
       162,600              162,600  Apria Healthcare Group, Inc.                        3,642,239                  3,642,239
       200,000              200,000  Beverly Enterprises, Inc.                           1,522,000                  1,522,000
        60,900               60,900  Caremark Rx, Inc.                                   1,004,850                  1,004,850
        25,000               25,000  Charles River Laboratories International, Inc.        876,250                    876,250
        24,000               24,000  Coventry Health Care, Inc.                            682,080                    682,080
        19,800               19,800  Datascope Corp.                                       547,272                    547,272
        80,000               80,000  Davita, Inc.                                        1,904,000                  1,904,000
        70,350               70,350  Dentsply International, Inc.                        2,596,619                  2,596,619
        24,000               24,000  Dianon Systems, Inc.                                1,282,080                  1,282,080
        70,600               70,600  Haemonetics Corp.                                   2,061,520                  2,061,520
        67,900               67,900  Henry Schein, Inc.                                  3,021,550                  3,021,550
        68,700               68,700  IDEXX Laboratories, Inc.                            1,771,773                  1,771,773
        47,500               47,500  LifePoint Hospitals, Inc.                           1,724,725                  1,724,725
        40,800               40,800  Medquist, Inc.                                      1,086,096                  1,086,096
        93,500               93,500  Mentor Corp.                                        3,432,292                  3,432,292
        55,000               55,000  Mid Atlantic Medical Services, Inc.                 1,724,250                  1,724,250
        70,900               70,900  Patterson Dental Co.                                3,568,397                  3,568,397
                 22,800      22,800  Protein Design Labs, Inc.                                          247,608       247,608
        33,200               33,200  Renal Care Group, Inc.                              1,034,180                  1,034,180
        64,000               64,000  Respironics, Inc.                                   2,179,200                  2,179,200
        50,600               50,600  Serologicals Corp.                                    925,474                    925,474
        67,500               67,500  United Surgical Partners International, Inc.        2,059,425                  2,059,425
       267,200              267,200  VISX, Inc.                                          2,912,480                  2,912,480
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                        43,605,752      247,608    43,853,360
                                                                                      ------------  -----------  ------------
Home Furnishing
        28,000               28,000  La-Z-Boy, Inc.                                        706,160                    706,160
                                                                                      ------------               ------------
Homebuilders
        34,000               34,000  KB Home                                             1,751,340                  1,751,340
        33,000               33,000  MDC Holdings, Inc.                                  1,716,000                  1,716,000
                                                                                      ------------               ------------
                                                                                         3,467,340                  3,467,340
                                                                                      ------------               ------------
Hospital Management & Services
        51,500               51,500  Sierra Health Services, Inc.                        1,151,025                  1,151,025
                                                                                      ------------               ------------
Household Furnishing & Appliances
        58,300               58,300  Furniture Brands International, Inc.                1,763,575                  1,763,575
                                                                                      ------------               ------------
Human Resources
        40,000               40,000  Amn Healthcare Services, Inc.                       1,400,400                  1,400,400
                                                                                      ------------               ------------
         6,000    8,400      14,400  Hewitt Associates, Inc. Class A                       139,800      195,720       335,520
                                                                                      ------------  -----------  ------------
                                                                                         1,540,200      195,720     1,735,920
                                                                                      ------------  -----------  ------------
Industrial / Miscellaneous
        46,200               46,200  ABM Industries, Inc.                                  802,032                    802,032
        42,500               42,500  Actuant Corp.                                       1,753,125                  1,753,125
       125,000              125,000  Agnico-Eagle Mines Ltd.                             1,821,250                  1,821,250
        46,000               46,000  Brady Corp. Class A                                 1,610,000                  1,610,000
        41,900   10,900      52,800  Cognex Corp.                                          840,095      218,545     1,058,640
                                                                                      ------------  -----------  ------------
                                                                                         6,826,502      218,545     7,045,047
                                                                                      ------------  -----------  ------------
Information Technology
                  5,600       5,600  SRA International, Inc. Class A                                    151,088       151,088
                                                                                                    -----------  ------------
Instruments-Controls
       125,799              125,799  PerkinElmer, Inc.                                   1,390,079                  1,390,079
                                                                                      ------------               ------------
Insurance
        33,000               33,000  American Medical Security Group, Inc.                 790,350                    790,350
       150,900              150,900  Annuity and Life RE (Holdings) Ltd.                 2,729,781                  2,729,781
        61,400               61,400  Aon Corp.                                           1,810,072                  1,810,072
        93,100               93,100  Arch Capital Group                                  2,620,765                  2,620,765
       133,600              133,600  Brown & Brown, Inc.                                 4,208,400                  4,208,400
        32,500               32,500  Clark/Bardes Holdings, Inc.                           742,300                    742,300
        14,400               14,400  Everest Reinsurance Holdings, Inc.                    805,680                    805,680
       142,600              142,600  HCC Insurance Holdings, Inc.                        3,757,510                  3,757,510
        96,800               96,800  Hilb, Rogal & Hamilton Co.                          4,380,200                  4,380,200
        97,000               97,000  Horace Mann Educators Corp.                         1,810,990                  1,810,990
        50,000               50,000  IPC Holdings Ltd.                                   1,527,000                  1,527,000
       115,000              115,000  Max Re Capital Ltd.                                 1,552,500                  1,552,500
        32,100               32,100  StanCorp Financial Group, Inc.                      1,781,550                  1,781,550
        29,300               29,300  W. R.  Berkley Corp.                                1,611,500                  1,611,500


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                      ------------               ------------
                                                                                        30,128,598                 30,128,598
                                                                                      ------------               ------------
Internet Applications Software
                 46,000      46,000  eResearch Technology, Inc.                          1,164,720                  1,164,720
                128,200     128,200  Inktomi Corp.                                                      112,816       112,816
                 90,000      90,000  Network Associates, Inc.                            1,734,300                  1,734,300
                                                                                      ------------               ------------
                                                                                         2,899,020      112,816     3,011,836
                                                                                      ------------  -----------  ------------
Internet Services
             1                    1  Riverstone Networks, Inc.                                   3                          3
                                                                                      ------------               ------------
Investment Company
        75,846               75,846  MCG Capital Corp.                                   1,267,387                  1,267,387
       112,500              112,500  Medallion Financial Corp.                             594,000                    594,000
                                                                                      ------------               ------------
                                                                                         1,861,387                  1,861,387
                                                                                      ------------               ------------
Machinery
        33,800               33,800  Joy Global, Inc.                                      586,092                    586,092
                                                                                      ------------               ------------
Machinery & Capital Goods
       120,000              120,000  Circor International, Inc.                          2,058,000                  2,058,000
        33,500              33,5000  Cummins Engine, Inc.                                1,108,850                  1,108,850
        56,600               56,600  Dionex Corp.                                        1,516,314                  1,516,314
        40,100               40,100  Flowserve Corp.                                     1,194,980                  1,194,980
        80,400               80,400  Gardner Denver, Inc.                                1,608,000                  1,608,000
                 46,400      46,400  Grant Prideco, Inc.                                                631,040       631,040
        52,800               52,800  IDEX Corp.                                          1,768,800                  1,768,800
        88,800               88,800  Kaydon Corp.                                        2,096,568                  2,096,568
        20,600               20,600  Manitowoc Co., Inc.                                   731,094                    731,094
        47,900               47,900  Roper Industries, Inc.                              1,786,670                  1,786,670
        61,710               61,710  Zebra Technologies Corp.                            2,975,656                  2,975,656
                                                                                      ------------               ------------
                                                                                        16,844,932      631,040    17,475,972
                                                                                      ------------  -----------  ------------
Machinery & Equipment
        17,000               17,000  Photon Dynamics, Inc.                                 510,000                    510,000
                                                                                      ------------               ------------
Manufacturing
                  9,800       9,800  Applied Films Corp.                                                109,368       109,368
                                                                                                    -----------  ------------
Materials & Commodities
        55,000               55,000  Airgas, Inc.                                          951,500                    951,500
        25,000               25,000  Mueller Industries, Inc.                              793,750                    793,750
                                                                                      ------------               ------------
                                                                                         1,745,250                  1,745,250
                                                                                      ------------               ------------
Medical & Medical Services
                 15,000      15,000  Amerigroup Corp.                                                   409,200       409,200
                 10,000      10,000  Eclipsys Corp.                                                      65,590        65,590
                 14,500      14,500  Pain Therapeutics, Inc.                                            121,220       121,220
                 19,400      19,400  Telik, Inc.                                                        242,500       242,500
                                                                                                    -----------  ------------
                                                                                                        838,510       838,510
                                                                                                    -----------  ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Medical - Information Systems
        57,000               57,000  Computer Programs & Systems, Inc.                   1,227,210                  1,227,210
       115,200              115,200  NDC Health Corp.                                    3,214,080                  3,214,080
                 64,357      64,357  QuadraMed Corp.                                                    449,855       449,855
        63,000               63,000  VitalWorks, Inc.                                      516,600                    516,600
                                                                                      ------------               ------------
                                                                                         4,957,890      449,855     5,407,745
                                                                                      ------------  -----------  ------------
Medical Equipment & Services
                 12,675      12,675  Merit Medical Systems, Inc.                                        260,471       260,471
                                                                                                    -----------  ------------
Medical Equipment & Supplies
        17,000               17,000  Advanced Neuromodulation Systems                      518,500                    518,500
        85,000               85,000  STERIS Corp.                                        1,624,350                  1,624,350
        80,000               80,000  Wright Medical Group, Inc.                          1,612,800                  1,612,800
                                                                                      ------------               ------------
                                                                                         3,755,650                  3,755,650
                                                                                      ------------               ------------
Medical Instruments
        61,500               61,500  Conmed Corp.                                        1,373,295                  1,373,295
        94,500               94,500  Impath, Inc.                                        1,696,275                  1,696,275
       144,500              144,500  Urologix, Inc.                                      1,848,155                  1,848,155
                                                                                      ------------               ------------
                                                                                         4,917,725                  4,917,725
                                                                                      ------------               ------------
Medical Products
        84,200               84,200  Affymetrix, Inc.                                    2,019,958                  2,019,958
                 17,900      17,900  Covance, Inc.                                                      335,625       335,625
       182,000              182,000  Gene Logic, Inc.                                    2,548,000                  2,548,000
        17,000               17,000  ICU Medical, Inc.                                     525,300                    525,300
        86,700               86,700  Owens & Minor, Inc.                                 1,713,192                  1,713,192
                                                                                      ------------               ------------
                                                                                         6,806,450      335,625     7,142,075
                                                                                      ------------  -----------  ------------
Medical Providers
        48,800   10,500      59,300  Amsurg Corp.                                        1,281,488      275,730     1,557,218
        51,400               51,400  Community Health Systems, Inc.                      1,377,520                  1,377,520
        18,000               18,000  Kindred Healthcare, Inc.                              803,340                    803,340
                                                                                      ------------               ------------
                                                                                         3,462,348      275,730     3,738,078
                                                                                      ------------  -----------  ------------
Medical-Drugs
        98,000               98,000  Bradley Pharmaceuticals, Inc.                       1,303,400                  1,303,400
        52,000               52,000  D & K Healthcare Resources, Inc.                    1,833,520                  1,833,520
        47,400               47,400  ICN Pharmaceuticals, Inc.                           1,147,554                  1,147,554
        31,000               31,000  Sangstat Medical Corp.                                712,380                    712,380
                                                                                      ------------               ------------
                                                                                         4,996,854                  4,996,854
                                                                                      ------------               ------------
Metals
        80,700               80,700  Freeport-McMoan Copper                              1,440,495                  1,440,495
                                     & Gold, Inc. Class B
        42,500               42,500  SPS Technologies, Inc.                              1,622,225                  1,622,225
                                                                                      ------------               ------------
                                                                                         3,062,720                  3,062,720
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Mortgage Reits
                 13,400      13,400  Anworth Mortgage Asset Corp.                                       187,466       187,466
                                                                                                    -----------  ------------
Multi-Media
        59,000    9,000      68,000  Cumulus Media, Inc.                                   813,020      124,020       937,040
       179,000              179,000  Sinclair Broadcast Group, Inc. Class A              2,584,581                  2,584,581
                                                                                      ------------               ------------
                                                                                         3,397,601      124,020     3,521,621
                                                                                      ------------  -----------  ------------
Office Equipment & Supplies
                 69,900      69,900  United Stationers, Inc.                             2,124,960                  2,124,960
                138,700     138,700  Wallace Computer Services, Inc.                     2,982,050                  2,982,050
                                                                                      ------------               ------------
                                                                                         5,107,010                  5,107,010
                                                                                      ------------               ------------
Office Systems
                 40,100      40,100  Moore Corp., Ltd.                                                  460,348       460,348
                                                                                                    -----------  ------------
Oil & Gas
        16,390               16,390  Apache Corp.                                          942,097                    942,097
       107,500              107,500  Cabot Oil & Gas Corp. Class A                       2,456,375                  2,456,375
        94,500               94,500  FMC Technologies, Inc.                              1,961,820                  1,961,820
        62,000               62,000  Global Industries Ltd.                                433,380                    433,380
        15,300               15,300  Helmerich & Payne, Inc.                               546,516                    546,516
       188,500              188,500  Key Energy Services, Inc.                           1,979,250                  1,979,250
       260,000              260,000  Meridian Resource Corp.                               967,200                    967,200
        92,052               92,052  National-Oilwell, Inc.                              1,937,695                  1,937,695
        38,250               38,250  New Jersey Resources Corp.                          1,141,763                  1,141,763
       125,200              125,200  Newfield Exploration Co.                            4,653,683                  4,653,683
        80,100               80,100  Oceaneering International, Inc.                     2,162,700                  2,162,700
        43,500               43,500  Offshore Logistics, Inc.                            1,039,215                  1,039,215
        52,600   49,500     102,100  Patterson-UTI Energy, Inc.                          1,484,898    1,397,385     2,882,283
       183,700              183,700  Pride Intl, Inc.                                    2,876,742                  2,876,742
        59,500               59,500  Questar Corp.                                       1,469,650                  1,469,650
        39,000   36,400      75,400  Rowan Cos., Inc.                                      836,550      780,780     1,617,330
        17,000               17,000  Smith International, Inc.                           1,159,230                  1,159,230
        46,400               46,400  Swift Energy Co.                                      732,656                    732,656
       165,000              165,000  Ultra Petroleum Corp.                               1,252,350                  1,252,350
       150,000              150,000  Unit Corp.                                          2,602,500                  2,602,500
        31,100    7,200      38,300  Varco International, Inc.                             545,494      126,288       671,782
       182,700              182,700  Xto Energy, Inc.                                    3,763,620                  3,763,620
                                                                                      ------------               ------------
                                                                                        36,945,384    2,304,453    39,249,837
                                                                                      ------------  -----------  ------------
Oil & Gas Services
        38,800   17,200      56,000  Cal Dive International, Inc.                          853,600      378,400     1,232,000
                 18,711      18,711  Evergreen Resources, Inc.                                          795,218       795,218
                 25,600      25,600  Tom Brown, Inc.                                                    725,760       725,760
                                                                                                    -----------  ------------
                                                                                           853,600    1,899,378     2,752,978
                                                                                      ------------  -----------  ------------
Oil and Gas Exploration Services
        10,600               10,600  Western Gas Resources, Inc.                           396,440                    396,440
                                                                                      ------------               ------------
Oil Comp - Exploration & Production
       270,000              270,000  Petroquest Energy, Inc.                             1,503,900                  1,503,900
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Paint, Varnishes, Enamels
        68,400               68,400  RPM, Inc.                                           1,043,100                  1,043,100
        22,600               22,600  Valspar Corp.                                       1,020,164                  1,020,164
                                                                                      ------------               ------------
                                                                                         2,063,264                  2,063,264
                                                                                      ------------               ------------
Paper Products
        22,000               22,000  Bowater, Inc.                                       1,196,140                  1,196,140
       130,000              130,000  Pope & Talbot, Inc.                                 2,434,900                  2,434,900
                                                                                      ------------               ------------
                                                                                         3,631,040                  3,631,040
                                                                                      ------------               ------------
Pharmaceuticals
                  3,500       3,500  Accredo Health, Inc.                                               161,490       161,490
                 12,400      12,400  Connetics Corp.                                                    160,196       160,196
        53,500               53,500  Duane Reade, Inc.                                   1,821,675                  1,821,675
                  8,800       8,800  First Horizon Pharmaceutical Corp.                                 182,072       182,072
                  6,000       6,000  Medicis Pharmaceutical Corp. Class A                               256,560       256,560
                  8,200       8,200  OSI Pharmaceuticals, Inc.                                          196,964       196,964
                 13,100      13,100  Pharmaceutical Product Development, Inc.                           345,054       345,054
       127,500              127,500  SICOR, Inc.                                         2,363,850                  2,363,850
        12,000               12,000  Transkaryotic Therapy, Inc.                           432,600                    432,600
                                                                                      ------------               ------------
                                                                                         4,618,125    1,302,336     5,920,461
                                                                                      ------------  -----------  ------------
Physical Therapy - Rehabilitation Centers
        16,000               16,000  U.S. Physical Therapy, Inc.                           324,960                    324,960
                                                                                      ------------               ------------
Pollution Control
        26,900               26,900  Ionics, Inc.                                          652,325                    652,325
                                                                                      ------------               ------------
Power Conversion/Supply Equipment
                 11,100      11,100  Wilson Greatbatch Technologies, Inc.                               282,828       282,828
                                                                                                    -----------  ------------
Printing & Publishing
        35,900               35,900  Lee Enterprises, Inc.                               1,256,500                  1,256,500
        26,000               26,000  Proquest Co.                                          923,000                    923,000
        43,400               43,400  R.R. Donnelley & Sons Co.                           1,195,670                  1,195,670
       104,700              104,700  Valassis Communications, Inc.                       3,821,550                  3,821,550
                                                                                      ------------               ------------
                                                                                         7,196,720                  7,196,720
                                                                                      ------------               ------------
Radio
        65,000               65,000  Talk America Holdings, Inc.                           268,450                    268,450
                                                                                      ------------               ------------
Real Estate Investment Trust
       107,919              107,919  Anthracite Capital, Inc.                            1,429,927                  1,429,927
        36,800               36,800  CBL & Associates Properties, Inc.                   1,490,400                  1,490,400
        58,100               58,100  Developers Diversified Realty Corp.                 1,307,250                  1,307,250
        56,600               56,600  FBR Asset Investment Corp.                          1,887,610                  1,887,610
        43,500               43,500  Jones Lang LaSalle, Inc.                            1,074,450                  1,074,450
        34,900               34,900  Liberty Property Trust                              1,221,500                  1,221,500
        57,600               57,600  Mack-Cali Realty Corp.                              2,024,640                  2,024,640
                                                                                      ------------               ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                        10,435,777                 10,435,777
                                                                                      ------------               ------------
Recreational Vehicles
        16,000               16,000  Winnebago Industries, Inc.                            704,000                    704,000
                                                                                      ------------               ------------
Restaurants
        35,050               35,050  Brinker International, Inc.                         1,112,838                  1,112,838
        70,200               70,200  CEC Entertainment, Inc.                             2,899,260                  2,899,260
        39,600               39,600  IHOP Corp.                                          1,166,220                  1,166,220
        50,000               50,000  Ruby Tuesday, Inc.                                    970,000                    970,000
                                                                                      ------------               ------------
                                                                                         6,148,318                  6,148,318
                                                                                      ------------               ------------
Restaurants - Casual
                 10,300      10,300  California Pizza Kitchen, Inc.                                     255,440       255,440
                 15,400      15,400  Landry's Seafood Restaurants, Inc.                                 392,854       392,854
                                                                                                    -----------  ------------
                                                                                                        648,294       648,294
                                                                                                    -----------  ------------
Retail
        21,900    7,500      58,800  AnnTaylor Stores Corp.                                556,041      190,425       746,466
        61,900               61,900  Big Lots, Inc.                                      1,218,192                  1,218,192
        35,000               35,000  Christopher & Banks Corp.                           1,480,500                  1,480,500
       158,200              158,200  Claire's Stores, Inc.                               3,622,780                  3,622,780
        56,000               56,000  CSK Auto Corp.                                        780,640                    780,640
        55,200               55,200  Dress Barn, Inc.                                      853,944                    853,944
                 14,400      14,400  Foot Locker, Inc.                                                  208,080       208,080
                 13,300      13,300  Galyan's Trading Co.                                               296,058       296,058
        61,000   35,700      96,700  Hot Topic, Inc.                                     1,629,310      953,547     2,582,857
        15,000               15,000  J. Jill Group, Inc.                                   569,250                    569,250
        92,700               92,700  Linen 'n Things, Inc.                               3,041,487                  3,041,487
        51,400               51,400  Men's Wearhouse, Inc.                               1,310,700                  1,310,700
        36,600               36,600  Micheal Stores, Inc.                                1,427,400                  1,427,400
        37,000               37,000  Movie Gallery                                         781,440                    781,440
        44,000               44,000  Panera Bread Co.                                    1,529,000                  1,529,000
        38,400               38,400  Payless ShoeSource, Inc.                            2,213,760                  2,213,760
        28,100               28,100  Pier 1 Imports, Inc.                                  590,100                    590,100
        50,600               50,600  Quiksilver, Inc.                                    1,254,880                  1,254,880
        24,000               24,000  ShopKo Stores, Inc.                                   484,800                    484,800
        29,000               29,000  Tuesday Morning Corp.                                 538,240                    538,240
        35,000    5,700      40,700  Ultimate Electronics, Inc.                            906,850      147,687     1,054,537
        49,000               49,000  Urban Outfitters                                    1,701,280                  1,701,280
                                                                                      ------------               ------------
                                                                                        26,490,594    1,795,797    28,286,391
                                                                                      ------------  -----------  ------------
Retail-Bookstore
        16,200               16,200  Barnes & Noble, Inc.                                  428,166                    428,166
                                                                                      ------------               ------------
Retail Merchandising
                 50,900      50,900  1-800-Flowers.Com, Inc.                                            568,044       568,044
                 12,200      12,200  Charlotte Russe Holding, Inc.                                      272,426       272,426
                 97,200      97,200  Designs, Inc.                                                      657,947       657,947
                 49,900      49,900  Hollywood Entertainment Corp.                                    1,031,932     1,031,932
                 60,591      60,591  The Finish Line, Inc. Class A                                    1,085,790     1,085,790
                 29,895      29,895  West Marine, Inc.                                                  381,460       381,460
                                                                                                    -----------  ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


                                                                                                      3,997,599     3,997,599
                                                                                                    -----------  ------------
Schools
        34,000    8,300      42,300  Career Education Corp.                              1,530,000      373,500     1,903,500
                                                                                      ------------  -----------  ------------
Semiconductor Production
                  4,500       4,500  Brooks-PRI Automation, Inc.                                        115,020       115,020
                 12,500      12,500  Helix Technology Corp.                                             257,500       257,500
                  9,500       9,500  Microsemi Corp.                                                     62,700        62,700
                 20,200      20,200  Pericom Semiconductor Corp.                                        234,118       234,118
                 29,500      29,500  Silicon Image, Inc.                                                180,540       180,540
                                                                                                    -----------  ------------
                                                                                                        849,878       849,878
                                                                                                    -----------  ------------
Semiconductor Equipment
        91,000   21,400     112,400  Entegris, Inc.                                      1,328,600      312,440     1,641,040
        37,300               37,300  Fairchild Semiconductor                               906,390                    906,390
                                     International Corp. Class A
        75,000               75,000  Mykrolis Corp.                                        885,750                    885,750
        22,100               22,100  Novellus Systems                                      751,400                    751,400
                                                                                      ------------               ------------
                                                                                         3,872,140      312,440     4,184,580
                                                                                      ------------  -----------  ------------
Semiconductors
        57,100               57,100  Cypress Semiconductor Corp.                           866,778                    866,778
        98,500               98,500  Integrated Circuit Systems                          1,988,715                  1,988,715
        39,000               39,000  Osi Systems, Inc.                                     773,370                    773,370
                                                                                      ------------               ------------
                                                                                         3,628,863                  3,628,863
                                                                                      ------------               ------------
Software
                  5,100       5,100  Embarcadero Technologies, Inc.                                      31,518        31,518
                 50,100      50,100  Kana Software, Inc.                                                200,400       200,400
                  3,300       3,300  PDF Solutions, Inc.                                                 24,123        24,123
                 69,415      69,415  United Online, Inc.                                                834,368       834,368
                                                                                                    -----------  ------------
                                                                                                      1,090,409     1,090,409
                                                                                                    -----------  ------------
Software & Computer Services
        36,000               36,000  Practiceworks, Inc.                                   664,200                    664,200
                                                                                      ------------               ------------
Steel
        41,500               41,500  Carpenter Technology Corp.                          1,195,615                  1,195,615
        60,000               60,000  Reliance Steel & Aluminum Co.                       1,830,000                  1,830,000
        50,000               50,000  Shaw Group, Inc.                                    1,535,000                  1,535,000
        52,000               52,000  Steel Dynamics                                        856,440                    856,440
                                                                                      ------------               ------------
                                                                                         5,417,055                  5,417,055
                                                                                      ------------               ------------
Superconductor Products and Systems
                130,100     130,100  Intermagnetics General Corp.                        2,628,020                  2,628,020
                                                                                      ------------               ------------
Technology
        38,800               38,800  Black Box Corp.                                     1,580,324                  1,580,324
        53,700    7,000      60,700  CACI International, Inc. Class A                    2,050,803      267,330     2,318,133


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


       116,900              116,900  Electronics For Imaging, Inc.                       1,859,879                  1,859,879
        58,900               58,900  Intergraph Corp.                                    1,027,228                  1,027,228
        33,000               33,000  Kemet Corp.                                           589,380                    589,380
                                                                                      ------------               ------------
                                                                                         7,107,614      267,330     7,374,944
                                                                                      ------------  -----------  ------------
Telecommunication Equipment
       194,100              194,100  Advanced Fibre Communications, Inc.                 3,210,414                  3,210,414
        38,700               38,700  Harris Corp.                                        1,402,488                  1,402,488
       152,900              152,900  Tekelec                                             1,227,787                  1,227,787
        61,500               61,500  Tollgrade Communications, Inc.                        902,205                    902,205
        44,000               44,000  UTStarcom, Inc.                                       887,480                    887,480
        35,200               35,200  West Corp.                                            776,512                    776,512
                                                                                      ------------               ------------
                                                                                         8,406,886                  8,406,886
                                                                                      ------------               ------------
Telecommunications
        98,000               98,000  PTEK Holdings, Inc.                                   566,440                    566,440
                                                                                      ------------               ------------
Textile Manufacturing
        14,030    6,300      20,330  Mohawk Industries Co.                                 863,266      387,639     1,250,905
                                                                                      ------------  -----------  ------------
Tire & Rubber
       164,500              164,500  Cooper Tire & Rubber Co.                            3,380,475                  3,380,475
                                                                                      ------------               ------------
Toys
        79,700               79,700  Hasbro, Inc.                                        1,080,732                  1,080,732
                                                                                      ------------               ------------
Transportation
                 11,600      11,600  Atlantic Coast Airlines Holdings, Inc.                             251,720       251,720
        60,000    6,700      66,700  Forward Air Corp.                                   1,966,800      219,626     2,186,426
       165,000              165,000  Frontline Ltd.                                      1,574,100                  1,574,100
        43,200               43,200  Genesee & Wyoming , Class A                           974,592                    974,592
        85,000               85,000  Heartland Express, Inc.                             2,034,050                  2,034,050
        43,000               43,000  J.B. Hunt Transport Services, Inc.                  1,269,360                  1,269,360
       128,600              128,600  Kansas City Southern Industries, Inc.               2,186,200                  2,186,200
        30,000               30,000  Knight Transportation, Inc.                           695,700                    695,700
        49,200   14,100      63,300  SkyWest, Inc.                                       1,150,788      329,799     1,480,587
        38,200               38,200  Tidewater, Inc.                                     1,257,544                  1,257,544
        79,900               79,900  Wabtec Corp.                                        1,138,575                  1,138,575
        46,200               46,200  Yellow Corp.                                        1,496,880                  1,496,880
                                                                                      ------------               ------------
                                                                                        15,744,589      801,145    16,545,734
                                                                                      ------------  -----------  ------------
Utilities
        20,850               20,850  American States Water Co.                             552,525                    552,525
        80,000               80,000  Arch Coal, Inc.                                     1,816,800                  1,816,800
        29,700               29,700  NSTAR                                               1,329,966                  1,329,966
       150,000              150,000  Power-One, Inc.                                       933,000                    933,000
        73,500               73,500  UniSource Energy Corp.                              1,367,100                  1,367,100
        70,600               70,600  Wisconsin Energy Corp.                              1,784,062                  1,784,062
                                                                                      ------------               ------------
                                                                                         7,783,453                  7,783,453
                                                                                      ------------               ------------
                                                                                       580,905,892   40,832,394   621,738,286
                                                                                      ------------  -----------  ------------


GVIT SMALL COMPANY FUND / ALL PRO SMALL CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                           June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Company Fund.  Fund 2 represents All Pro Small Cap Growth Portfolio.


                                                                                                                   PROFORMA
                          PROFORMA                                                       FUND 1       FUND 2       COMBINED
FUND 1          FUND 2    COMBINED                                                       MARKET       MARKET        MARKET
SHARES          SHARES     SHARES                 SECURITY DESCRIPTION                 VALUE ($)     VALUE ($)    VALUE ($)
--------------  -------  ----------  -----------------------------------------------  ------------  -----------  ------------


Total Common Stocks                                                                    673,916,455   40,947,730   714,864,185
                                                                                      ------------  -----------  ------------
MONEY MARKET
                476,406     476,406  One Group Prime Money                                              476,406       476,406
                                     Market Fund Institutional Shares
                                                                                                    -----------  ------------
Total Short-Term Investments                                                                            476,406       476,406
                                                                                                    -----------  ------------
U.S. GOVERNMENT OBLIGATIONS
U.S. Treasury Bills
     1,870,000            1,870,000  1.62%-1.65%, 07/05/02                               1,869,567                  1,869,567
     2,203,000            2,203,000  1.65%, 07/11/02                                     2,201,889                  2,201,889
                                                                                      ------------               ------------
                                                                                         4,071,456                  4,071,456
                                                                                      ------------               ------------
Total U.S. Government Obligations                                                        4,071,456                  4,071,456
                                                                                      ------------               ------------
COMMERCIAL PAPER
     3,142,000            3,142,000  Johnson Controls, Inc.,                             3,141,819                  3,141,819
                                     2.07%, 07/01/02
                                                                                      ------------               ------------
Total Commercial Paper                                                                   3,141,819                  3,141,819
                                                                                      ------------               ------------
REPURCHASE AGREEMENT

    32,266,969           32,266,969  Fifth Third Bank, 1.86%,                           32,266,969                 32,266,969
                                     dated 06/28/02,                                  ------------               ------------
                                     due 07/01/02, repurchase
                                     price $32,271,970
                                     (Fully collateralized by
                                     Freddie Mac Strip, FNMB
                                     securities, & Fannie Mae
                                     securities.)

Total Repurchase Agreement                                                              32,266,969                 32,266,969
                                                                                      ------------               ------------


TOTAL (a) (COST $671,072,704; $45,983,921 AND $717,056,625, RESPECTIVELY)              713,396,699   41,424,136   754,820,835
                                                                                      ============  ===========  ============
---------------
(a)  Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation
(depreciation) of securities.

ADR           American Depositary Receipt
CV            Convertible
FNMB          Federal National Mortgage Bank
GDR           Global Depositary Receipt
STRIP         Separate Trading of Registered Interest and
              Principal

See notes to financial statements.

GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------


COMMON STOCK
Advertising Agencies
         134,500    16,975     151,475    R. H. Donnelley Corp.                       3,761,965    474,791     4,236,756
                                                                                     -----------  ----------  -----------

Aerospace & Defense
          36,400                  36,400  Veridian Corp.                                 826,280                  826,280
          29,850                  29,850  Alliant Techsystems, Inc.                    1,904,430                1,904,430
         269,500      58,000     327,500  BE Aerospace, Inc.                           3,552,010     764,440    4,316,450
         386,400                 386,400  Loral Space & Communications Ltd.              382,536                  382,536
                                                                                     -----------              -----------
                                                                                       6,665,256     764,440    7,429,696
                                                                                     -----------  ----------  -----------

Agricultural Commodities/Milling
         112,800      35,100     147,900  Delta Pine & Land Co.                        2,267,280     705,510    2,972,790
                                                                                     -----------  ----------  -----------

Agricultural Operations Domestic
         169,400                 169,400  Bunge Ltd.                                   3,574,340                3,574,340
                                                                                     -----------              -----------

Air Freight/Couriers
         220,900                 220,900  Atlas Air, Inc.                                817,330                  817,330
                                                                                     -----------              -----------

Air Transport
                      33,450      33,450  EGL, Inc.                                                  567,312      567,312
         124,100                 124,100  SkyWest, Inc.                                2,902,699                2,902,699
                                                                                     -----------              -----------
                                                                                       2,902,699     567,312    3,470,011
                                                                                     -----------  ----------  -----------

Alternative Power Generation
         793,100                 793,100  Calpine Corp.                                5,575,493                5,575,493
                                                                                     -----------              -----------

Apparel
                      13,575      13,575  Kellwood Co.                                               441,187      441,187
                      22,725      22,725  Unifi, Inc.                                                247,703      247,703
                                                                                                  ----------  -----------
                                                                                                     688,890      688,890
                                                                                                  ----------  -----------

Apparel/Footwear Retail
           7,000      16,375      23,375  Footstar, Inc.                                 171,290     400,696      571,986
                                                                                     -----------  ----------  -----------

Auto Parts / After Market
          91,400                  91,400  Aftermarket Technology Corp.                 1,754,880                1,754,880
                                                                                     -----------              -----------

Auto Parts: OEM
         316,800                 316,800  Collins & Aikman Corp.                       2,882,880                2,882,880
         283,200                 283,200  Dana Corp.                                   5,247,696                5,247,696
         189,400                 189,400  Visteon Corp.                                2,689,480                2,689,480
                                                                                     -----------              -----------
                                                                                      10,820,056               10,820,056
                                                                                     -----------              -----------

Automotive & Equipment
                      36,350      36,350  Speedway Motorsports, Inc.                                 924,381      924,381
                                                                                                  ----------  -----------

Automotive Aftermarket
         268,300                 268,300  Cooper Tire & Rubber Co.                     5,513,565                5,513,565


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Banks
                      35,675      35,675  Bank of Hawaii Corp.                                       998,900      998,900
                      25,000      25,000  Colonial BancGroup, Inc.                                   375,000      375,000
                      38,125      38,125  Commercial Federal Corp.                                 1,105,625    1,105,625
                       7,450       7,450  First Financial Bancorp                                    145,797      145,797
                      34,400      34,400  Local Financial Corp.                                      561,064      561,064
                                                                                                  ----------  -----------
                                                                                                   3,186,386    3,186,386
                                                                                                  ----------  -----------

Banks: Outside New York City
         325,400                 325,400  Bankatlantic Bancorp, Inc.                   4,034,960                4,034,960
         116,070                 116,070  BOK Financial Corp.                          3,883,702                3,883,702
         170,400                 170,400  Community First Bankshares, Inc.             4,445,736                4,445,736
         121,300                 121,300  Hudson United Bancorp                        3,464,328                3,464,328
                                                                                     -----------              -----------
                                                                                      15,828,726               15,828,726
                                                                                     -----------              -----------

Biotechnology
         193,400                 193,400  Bio-Technology General Corp.                 1,162,334                1,162,334
         164,400                 164,400  Invitrogen Corp.                             5,262,444                5,262,444
                                                                                     -----------              -----------
                                                                                       6,424,778                6,424,778
                                                                                     -----------              -----------

Broadcasting
                      15,825      15,825  Bowne & Co., Inc.                                          233,261      233,261
         175,000                 175,000  Cumulus Media, Inc.                          2,411,500                2,411,500
         129,600                 129,600  Emmis Communications Corp.                   2,746,224                2,746,224
                      63,975      63,975  Hollinger International, Inc.                              767,700      767,700
          54,800                  54,800  Young Broadcasting, Inc.                       974,344                  974,344
                                                                                     -----------              -----------
                                                                                       6,132,068   1,000,961    7,133,029
                                                                                     -----------              -----------

Building & Building Supplies
                      24,200      24,200  Clayton Homes, Inc.                                        382,360      382,360
                      22,800      22,800  NCI Building Systems, Inc.                                 405,840      405,840
                      34,200      34,200  Texas Industries, Inc.                                   1,076,958    1,076,958
         180,700      17,100     197,800  York International Corp                     .6,105,853     577,809    6,683,662
                                                                                     -----------  ----------  -----------
                                                                                       6,105,853   2,442,967    8,548,820
                                                                                     -----------  ----------  -----------

Business & Consumer Services
                      22,700      22,700  CSG Systems International, Inc.                            434,478      434,478
                      21,800      21,800  Maximus, Inc.                                              691,060      691,060
                      39,100      39,100  Wallace Computer                                           840,649      840,649
                                          Services, Inc.                                          ----------  -----------
                                                                                                   1,966,187    1,966,187
                                                                                                  ----------  -----------

Business Services
                      14,500      14,500  CDI Corp.                                                  471,975      471,975
         100,500                 100,500  NCO Group, Inc.                              2,188,890                2,188,890
                      29,575      29,575  Pittston Brink's Group                                     709,800      709,800
                                                                                                  ----------  -----------
                                                                                       2,188,890   1,181,775    3,370,665
                                                                                     -----------  ----------  -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Capital Goods
                      25,800      25,800  Crane Co.                                                  654,804      654,804
                      11,200      11,200  Precision Castparts Corp.                                  369,600      369,600
                      19,600      19,600  Snap-On, Inc.                                              581,924      581,924
                                                                                                  ----------  -----------
                                                                                                   1,606,328    1,606,328
                                                                                                  ----------  -----------

Casino Services
         286,300                 286,300  Scientific Games Corp.                       2,273,222                2,273,222
                                                                                     -----------              -----------

Chemicals
                      31,375      31,375  Tredegar Industries, Inc.                                  757,706      757,706
                                                                                                  ----------  -----------

Chemicals & Allied Products
                      19,800      19,800  Albemarle Corp.                                            608,850      608,850
                      50,700      50,700  Crompton Corp.                                             646,425      646,425
                      54,250      54,250  Cytec Industries, Inc.                                   1,705,619    1,705,619
                      47,825      47,825  Millennium Chemicals, Inc.                                 671,941      671,941
                      27,100      27,100  Spartech Corp.                                             737,933      737,933
                                                                                                  ----------  -----------
                                                                                                   4.370,768    4,370,768
                                                                                                  ----------  -----------

Chemicals - Specialty
          64,100                  64,100  FMC Corp.                                    1,933,897                1,933,897
         450,700                 450,700  PolyOne Corp.                                5,070,375                5,070,375
                                                                                     -----------              -----------
                                                                                       7,004,272                7,004,272
                                                                                     -----------              -----------

Chemicals: Agricultural
         256,590                 256,590  Agrium, Inc.                                 2,411,946                2,411,946
         503,900                 503,900  IMC Global, Inc.                             6,298,750                6,298,750
                                                                                     -----------              -----------
                                                                                       8,710,696                8,710,696
                                                                                     -----------              -----------

Coal
         113,100                 113,100  Arch Coal, Inc.                              2,568,501                2,568,501
         351,800      20,300     372,100  Massey Energy Co.                            4,467,860     257,810    4,725,670
                                                                                     -----------  ----------  -----------
                                                                                       7,036,361     257,810    7,294,171
                                                                                     -----------  ----------  -----------

Communications Technology
          94,700                  94,700  Harris Corp.                                 3,431,928                3,431,928
                                                                                     -----------              -----------

Computer Communications
         208,600                 208,600  3COM Corp.                                     917,840                  917,840
         347,500                 347,500  Avaya, Inc.                                  1,720,125                1,720,125
         802,002                 802,002  Riverstone Networks,  Inc.                   2,510,266                2,510,266
                                                                                     -----------              -----------
                                                                                       5,148,231                5,148,231
                                                                                     -----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Computer Equipment
          48,800                 48,800   Adaptec, Inc.                                  385,032                  385,032
          70,300                 70,300   Gateway, Inc.                                              312,132      312,132
         133,300                 133,300  Inter-Tel, Inc.                              2,280,763                2,280,763
         100,000                 100,000  Take-Two Interactive                         2,059,000                2,059,000
                                          Software, Inc.                             -----------              -----------
                                                                                       4,724,795     312,132    5,036,927
                                                                                     -----------  ----------  -----------

Computer Peripherals
         365,885                 365,885  Avid Technology, Inc.                        3,388,095                3,388,095
         246,800                 246,800  Infocus Corp.                                2,907,304                2,907,304
                                                                                     -----------              -----------
                                                                                       6,295,399                6,295,399
                                                                                     -----------              -----------

Computer Services / Software & Systems
         123,700                 123,700  Hutchinson Technology, Inc.                  1,934,668                1,934,668
         241,200                 241,200  J.D. Edwards & Co.                           2,930,580                2,930,580
          58,800                  58,800  THQ, Inc.                                    1,753,416                1,753,416
                                                                                     -----------              -----------
                                                                                       6,618,664                6,618,664
                                                                                     -----------              -----------

Computer Software & Services
                       9,200       9,200  Black Box Corp.                                            374,716      374,716
                       9,200       9,200  Progress Software Corp.                                    135,783      135,783
                                                                                                  ----------  -----------
                                                                                                     510,499      510,499
                                                                                                  ----------  -----------

Construction & Building Materials
          56,700                  56,700  Jacobs Engineering Group, Inc.               1,972,026                1,972,026
                                                                                     -----------              -----------

Consumer Products
         150,700                 150,700  Dial Corp. (The)                             3,017,014                3,017,014
          80,000                  80,000  International Flavors & Fragrances, Inc.     2,599,200                2,599,200
          67,600                  67,600  Timberland Co. (The)                         2,421,432                2,421,432
                                                                                     -----------              -----------
                                                                                       8,037,646                8,037,646
                                                                                     -----------              -----------
Consumer Services
                      19,600      19,600  Banta Corp.                                                703,640      703,640
                                                                                                  ----------  -----------

Consumer Sundries
         180,900      46,975     227,875  American Greetings Corp.                     3,013,794     782,603    3,796,397
                                                                                     -----------  ----------  -----------

Containers - Metal and Glass
          45,804                  45,804  Silgan Holdings, Inc.                        1,852,314                1,852,314
                                                                                     -----------              -----------

Containers / Paper and Plastic
          39,300                  39,300  Ball Corp.                                   1,630,164                1,630,164
          58,000                  58,000  Temple-Inland, Inc.                          3,355,880                3,355,880
                                                                                     -----------              -----------
                                                                                       4,986,044                4,986,044
                                                                                     -----------              -----------
Containers/Packaging
         157,370                 157,370  Intertape Polymer Group, Inc.                1,827,066                1,827,066
                                                                                     -----------              -----------
Contract Drilling
       1,033,700               1,033,700  Parker Drilling Co.                          3,380,199                3,380,199
         128,900                 128,900  Patterson-UTI Energy, Inc.                   3,638,847                3,638,847
           4,100                   4,100  Pride International, Inc.                       64,206                   64,206
                                                                                     -----------              -----------
                                                                                       7,083,252                7,083,252
                                                                                     -----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Data Processing Services
         192,360                 192,360  eFunds Corp.                                 1,825,304                1,825,304
                                                                                     -----------              -----------

Drugstrore Chains
       1,445,300               1,445,300  Rite Aid Corp.                               3,396,455                3,396,455
                                                                                     -----------              -----------

Electric and Electronic Equipment
          64,500                  64,500  ESS Technology, Inc.                         1,131,330                1,131,330
         138,500                 138,500  Lam Research Corp.                           2,490,230                2,490,230
                                                                                     -----------              -----------
                                                                                       3,621,560                3,621,560
                                                                                     -----------              -----------

Electric Services
                      23,500      23,500  Vectren, Inc.                                              589,850      589,850
                                                                                                  ----------  -----------

Electronic Components
         273,680                 273,680  Artesyn Technologies, Inc.                   1,773,720                1,773,720
         294,200      13,900     308,100  CTS Corp.                                    3,542,168     167,356    3,709,524
         654,700                 654,700  Read Rite Corp.                                314,256                  314,256
                                                                                     -----------              -----------
                                                                                       5,630,144     167,356    5,797,500
                                                                                     -----------  ----------  -----------

Electronic Equipment/Instruments
         249,400                 249,400  Gemstar-TV Guide International, Inc.         1,344,266                1,344,266
         343,500                 343,500  PerkinElmer, Inc.                            3,795,675                3,795,675
         134,100                 134,100  Symbol Technologies, Inc.                    1,139,850                1,139,850
                                                                                     -----------              -----------
                                                                                       6,279,791                6,279,791
                                                                                     -----------              -----------

Electronic Production Equipment
         122,200      28,300     150,500  Credence Systems Corp.                       2,171,494     502,891    2,674,385
          67,500                  67,500  DuPont Photomasks, Inc.                      2,192,400                2,192,400
         527,100                 527,100  Mattson Technology, Inc.                     2,435,202                2,435,202
                                                                                     -----------              -----------
                                                                                       6,799,096     502,891    7,301,987
                                                                                     -----------  ----------  -----------
Electronics
                      20,800      20,800  KEMET Corp.                                                371,488      371,488
                                                                                                  ----------  -----------
Electronics Distributors
         277,800                 277,800  MCSi, Inc.                                   3,122,194                3,122,194

Electronics/Appliances
         725,300                 725,300  SONICblue, Inc.                                747,059                  747,059

Electronics: Semi-Conductors / Components
         143,200                 143,200  Cypress Semiconductor Corp.                  2,173,776                2,173,776
         105,500                 105,500  Fairchild Semiconductor Corp.                2,563,650                2,563,650
                                                                                     -----------              -----------

                                                                                       4,737,426                4,737,426
                                                                                     -----------              -----------
Engineering & Construction
         117,600      42,000     169,600  Dycom Industries, Inc.                       1,374,744     490,980    1,865,724
         504,000                 504,000  MasTec, Inc.                                 3,709,440                3,709,440
                                                                                     -----------              -----------
                                                                                       5,084,184     490,980    5,575,164
                                                                                     -----------  ----------  -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Entertainment
                      28,075      28,075  Gaylord Entertainment                                      619,054      619,054
                                                                                                  ----------  -----------
Environmental Services
         180,350                 180,350  Tetra Technology, Inc.                       2,651,145                2,651,145
                                                                                     -----------              -----------

Finance
                      15,700      15,700  American Financial Holdings, Inc.                          469,744      469,744
                      14,300      14,300  FirstFed Financial Corp.                                   414,700      414,700
                      28,100      28,100  Waypoint Financial Corp.                                   549,355      549,355
                                                                                                  ----------  -----------
                                                                                                   1,433,799    1,433,799
                                                                                                  ----------  -----------
Financial
          69,000                  69,000  Affiliated Managers Group, Inc.              4,243,500                4,243,500
          98,200                  98,200  Downey Financial Corp.                       4,644,860                4,644,860
                                                                                     -----------              -----------
                                                                                       8,888,360                8,888,360
                                                                                     -----------              -----------

Financial Services
          93,700                  93,700  City National Corp.                          5,036,375                5,036,375
          67,800                  67,800  Legg Mason, Inc.                             3,345,252                3,345,252
         197,602                 197,602  MCG Capital Corp.                            3,301,929                3,301,929
          58,200                  58,200  New Century Financial Corp.                  2,035,254                2,035,254
                      27,300      27,300  Sovereign Bancorp, Inc.                                    408,135      408,135
         126,600                 126,600  Webster Financial Corp.                      4,841,184                4,841,184
                                                                                     -----------              -----------
                                                                                      18,559,994     408,135   18,968,129
                                                                                     -----------  ----------  -----------

Food Distributors
         327,500                 327,500  Fleming Cos., Inc.                           5,944,125                5,944,125

Foods
          98,500                  98,500  Hormel Foods Corp.                           2,358,090                2,358,090
                      12,000      12,000  Sensient Technologies Corp.                                273,120      273,120
                                                                                                  ----------  -----------
                                                                                       2,358,090     273,120    2,631,210
                                                                                     -----------  ----------  -----------

Gold Ores
         237,600                 237,600  Freeport-McMoan Copper & Gold, Inc.          4,241,160                4,241,160

Healthcare
         185,100                 185,100  American Pharmaceutical Partners             2,287,836                2,287,836
         129,000                 129,000  Community Health Systems, Inc.               3,457,200                3,457,200
         159,900                 159,900  CONMED Corp.                                 3,570,567                3,570,567
                       8,800       8,800  Datascope Corp.                                            243,232      243,232
         123,200                 123,200  ICN Pharmaceuticals, Inc.                    2,982,672                2,982,672
         103,100                 103,100  MedQuist, Inc.                               2,744,522                2,744,522
         117,000                 117,000  NBTY, Inc.                                   1,811,160                1,811,160
                      39,375      39,375  VISX, Inc.                                                 429,188      429,188
                                                                                                  ----------  -----------
                                                                                      16,853,957     672,420   17,526,377
                                                                                     -----------  ----------  -----------
Healthcare Management Services
         152,700                 152,700  Caremark Rx, Inc.                            2,519,550                2,519,550
                                                                                     -----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Homebuilding
         273,400     128,300     401,700  Champion Enterprises                         1,536,508     721,046    2,257,554
                                                                                     -----------  ----------  -----------

Hospital/Nursing Management
         317,400                 317,400  Beverly Enterprises, Inc.                    2,415,414                2,415,414
                                                                                     -----------              -----------

Human Resources
         368,041      76,200     888,482  MPS Group, Inc.                              3,128,349     647,700    3,776,049
                                                                                     -----------  ----------  -----------

Identification Control & Filter Devices
         111,500                 111,500  Hubbell, Inc. Class B                        3,807,725                3,807,725
                                                                                     -----------              -----------

Industrial Machinery
         159,200                 159,200  Flowserve Corp.                              4,744,160                4,744,160
                                                                                     -----------              -----------

Industrial Specialties
         353,100                 353,100  Graftech International                       4,343,130                4,343,130
                                                                                     -----------              -----------

Information Technology Services
         313,100                 313,100  RSA Security, Inc.                           1,506,011                1,506,011
                                                                                     -----------              -----------

Insurance
                      15,500     15,500  ProAssurance Corp.                                          272,800      272,800
                      15,900     15,900  Stewart Information Services Corp.                          326,745      326,745
                                                                                                  ----------  -----------
                                                                                                     599,545      599,545
                                                                                                  ----------  -----------
Insurance / Property & Casualty
          37,400                  37,400  Everest Re Group Ltd.                        2,092,530                2,092,530
                                                                                     -----------              -----------

Insurance: Multi-Line
          80,500                  80,500  StanCorp Financial Group , Inc.,             4,467,750                4,467,750
                                                                                     -----------              -----------

Internet
         116,300                 116,300  Checkfree Corp.                              1,818,932                1,818,932
                                                                                     -----------              -----------

Internet Software/Services
         596,300                 596,300  Art Technology Group, Inc.                     602,263                  602,263

         427,900      72,925   1,001,650  EarthLink, Inc.                              2,875,488     490,056    3,365,544
                                                                                     -----------  ----------  -----------
                                                                                       3,477,751     490,056    3,967,807
                                                                                     -----------  ----------  -----------

Investment Advisory Services
                      38,015      38,015  Waddell & Reed Financial                                   871,304      871,304
                                                                                                  ----------  -----------

Investment Banks/Brokers
         257,700                 257,700  Ameritrade Holding Corp. Class A             1,185,420                1,185,420
         659,700                 659,700  E*TRADE Group, Inc.                          3,601,962                3,601,962
         364,500                 364,500  Knight Trading Group, Inc.                   1,909,980                1,909,980
                                                                                     -----------              -----------
                                                                                       6,697,362                6,697,362
                                                                                     -----------              -----------

Leisure Products
                      42,275      42,275  Callaway Golf Co.                                          669,636      669,636
                                                                                                  ----------  -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Life and Health Insurance
                      35,225      35,225  Phoenix Co., Inc.                                          646,379      646,379
                                                                                                  ----------  -----------

Machinery
          95,900                  95,900  Imation Corp.                                2,853,984                2,853,984
          86,800                  86,800  Intermagnetics General Corp.                 1,753,360                1,753,360
          86,400      38,300     124,700  Joy Global, Inc.                             1,498,176     664,122    2,162,298
          53,400                  53,400  Manitowoc Co., Inc. (The)                    1,895,166                1,895,166
                                                                                     -----------              -----------
                                                                                       8,000,686     664,122    8,664,808
                                                                                     -----------  ----------  -----------
Machinery / Engines
          84,000                  84,000  Cummins, Inc.                                2,780,400                2,780,400
                                                                                     -----------              -----------

Managed Health Care
         321,200                 321,200  Magellan Health Services, Inc.                 321,200                  321,200
                                                                                     -----------              -----------
Manufacturing
                      50,675      50,675  Actuity Brands, Inc.                                       922,284      922,284
                      36,375      36,375  Belden, Inc.                                               758,055      758,055
                      20,725      20,725  Brady Corp. Class A                                        725,375      725,375
                      12,600      12,600  Clarcor, Inc.                                              398,790      398,790
                      18,100      18,100  HON Industries, Inc.                                       492,682      492,682
                      29,800      29,800  JLG Industries, Inc.                                       418,094      418,094
                       6,737       6,737  National Service Industries, Inc.                           60,633       60,633
                       8,750       8,750  Quanex Corp.                                               382,375      382,375
                      15,500      15,500  Rayonier, Inc.                                             761,515      761,515
                       5,650       5,650  SPS Technologies, Inc.                                     215,661      215,661
         195,000                 195,000  Tower Automotive, Inc.                       2,720,250                2,720,250
                                                                                     -----------              -----------
                                                                                       2,720,250   5,135,464    7,855,714
                                                                                     -----------  ----------  -----------
Manufacturing Equipment
                      17,425      17,425  Paxar Corp.                                                291,869      291,869
                                                                                                  ----------  -----------
Manufacturing industries, n.e.c.
                      30,875      30,875  Blyth Industries, Inc.                                     963,918      963,918
                                                                                                  ----------  -----------
Marine Shipping
         293,040                 293,040  Stolt-Nielsen-ADR                            4,102,560                4,102,560
                                                                                     -----------              -----------
Medical
                      22,850      22,850  Edwards Lifesciences Corp.                                 530,120      530,120

Medical & Dental Instruments & Supplies
         225,300                 225,300  Owens & Minor, Inc.                          4,451,928                4,451,928
         131,000                 131,000  Serologicals Corp.                           2,395,990                2,395,990
                                                                                     -----------              -----------
                                                                                       6,847,918                6,847,918
                                                                                     -----------              -----------

Medical Equipment & Supplies
                         164         164  Del Global Technologies Corp.                                  604          604
                      61,525      61,525  Dendrite International, Inc.                               594,947      594,947
                      34,525      34,525  Haemonetics Corp.                                        1,008,129    1,008,129
                                                                                                  ----------  -----------
                                                                                                   1,603,680    1,603,680
                                                                                                  ----------  -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Medical Information Systems
         149,350                 149,350  Computer Programs & Systems, Inc.            3,215,506                3,215,506

         106,800                 106,800  NDCHealth Corp.                              2,979,720                2,979,720
                                                                                     -----------              -----------
                                                                                       6,195,226                6,195,226
                                                                                     -----------              -----------

Medical Specialties
         231,350                 231,350  Bausch & Lomb, Inc.                          7,831,198                7,831,198
         239,600                 239,600  Cytyc Corp.                                  1,825,752                1,825,752
                                                                                     -----------              -----------
                                                                                       9,656,950                9,656,950
                                                                                     -----------              -----------

Medical/Nursing Services Domestic
          89,800      15,700     105,500  RehabCare Group, Inc.                        2,157,894     377,271    2,535,165
                                                                                     -----------  ----------  -----------

Metal Fabrication
         113,200                 113,200  Wolverine Tube, Inc.                           854,660                  854,660

Metal Processors
         135,200                 135,200  Century Aluminum Co.                         2,013,128                2,013,128
                                                                                     -----------              -----------

Miscellaneous Commercial Services
         313,300                 313,300  Smartforce PLC - ADR                         1,065,220                1,065,220
         430,880                 430,880  DiamondCluster International, Inc.           2,576,662                2,576,662
                                                                                     -----------              -----------
                                                                                       3,641,882                3,641,882
                                                                                     -----------              -----------

Multimedia
         198,300                 198,300  Sinclair Broadcast Group, Inc.               2,863,254                2,863,254
                                                                                     -----------              -----------

Oil & Gas
                      10,350      10,350  Forest Oil Corp.                                           294,251      294,251
                      17,300      17,300  Noble Energy, Inc.                                         623,665      623,665
          27,800                  27,800  Western Gas Resources, Inc.                  1,039,720                1,039,720
                                                                                     -----------              -----------
                                                                                       1,039,720     917,916    1,957,636
                                                                                     -----------  ----------  -----------

Oil / Crude Producers
         115,200                 115,200  Newfield Exploration Co.                     4,281,984                4,281,984

Oil Refining/Marketing
          46,900                  46,900  Sunoco, Inc.                                 1,671,047                1,671,047
         614,100                 614,100  Tesoro Petroleum Corp.                       4,759,275                4,759,275
                                                                                     -----------              -----------
                                                                                       6,430,322                6,430,322
                                                                                     -----------              -----------

Oilfield Services/Equipment
         365,500                 365,500  Global Industries Ltd.                       2,554,845                2,554,845
         294,800                 294,800  Grant Prideco, Inc.                          4,009,280                4,009,280
          75,100                  75,100  Horizon Offshore, Inc.                         633,844                  633,844
         819,055                 819,055  Key Energy Services, Inc.                    8,600,077                8,600,077
         449,500                 449,500  Petroleum Geo-Services ASA-ADR               1,618,200                1,618,200
         152,200                 152,200  Tidewater, Inc.                              5,010,424                5,010,424
         466,700                 466,700  Trico Marine Services, Inc.                  3,168,893                3,168,893


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

         189,000                 189,000  Veritas DGC, Inc.                            2,381,400                2,381,400
                                                                                     -----------              -----------
                                                                                      27,976,963               27,976,963
                                                                                     -----------              -----------

Other Consumer Services
          56,500                  56,500  HomeStore.com, Inc.                             81,360                   81,360
         990,200                 990,200  Service Corp.                                4,782,666                4,782,666
                                                                                     -----------              -----------
                                                                                       4,864,026                4,864,026
                                                                                     -----------              -----------
Packaged Software
         508,900                 508,900  i2 Technologies, Inc.                          753,172                  753,172
         446,400                 446,400  IONA Technologies PLC- ADR                   2,365,563                2,365,563
         501,030                 501,030  Legato Systems, Inc.                         1,803,708                1,803,708
         169,800                 169,800  Macromedia, Inc.                             1,506,126                1,506,126
         302,400                 302,400  Manugistics Group, Inc.                      1,847,664                1,847,664
         145,500                 145,500  MRO Software, Inc.                           1,655,790                1,655,790
       1,200,800               1,200,800  Parametric Technology Corp.                  4,297,663                4,297,663
                                                                                     -----------              -----------
                                                                                      14,229,686               14,229,686
                                                                                     -----------              -----------

Paints & Coatings
          54,900                  54,900  Valspar Corp.                                2,478,186                2,478,186
                                                                                     -----------              -----------

Paper
          57,100                  57,100  Bowater, Inc.                                3,104,527                3,104,527
                                                                                     -----------              -----------

Paper & Related Products
                      48,700      48,700  Buckeye Technologies, Inc.                                 477,260      477,260
                                                                                                  ----------  -----------

Personnel Services
         137,900                 137,900  Kforce.com, Inc.                               820,505                  820,505
         219,100                 219,100  Spherion Corp.                               2,607,290                2,607,290
                                                                                     -----------              -----------

                                                                                       3,427,795                3,427,795
                                                                                     -----------              -----------

Pharmaceuticals: Generic
         297,475                 297,475  Alpharma, Inc. Class A                       5,051,126                5,051,126
         348,700                 348,700  IVAX Corp.                                   3,765,960                3,765,960
          34,700                  34,700  Watson Pharmaceutical, Inc.                    876,869                  876,869
                                                                                     -----------              -----------

                                                                                       9,693,955                9,693,955
                                                                                     -----------              -----------

Pharmaceuticals: Other
         170,300                 170,300  Shire Pharmaceuticals Group PLC              4,395,443                4,395,443
                                                                                     -----------              -----------

Publishing / Miscellaneous
         118,700                 118,700  Donnelley (R.R.) & Sons Co.                  3,270,185                3,270,185
          90,000                  90,000  Lee Enterprises, Inc.                        3,150,000                3,150,000
                                                                                     -----------              -----------

                                                                                       6,420,185                6,420,185
                                                                                     -----------              -----------
Publishing: Books/Magazines
         212,200                 212,200  Readers Digest Association, Inc.             3,974,506                3,974,506
                                                                                     -----------              -----------
Railroad Equipment
         199,500                 199,500  Wabtec Corp.                                 2,842,875                2,842,875


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Raw Materials
          98,200      23,400     121,600  Ferro Corp.                                  2,960,730     705,510    3,666,240

         171,600                 171,600  RPM, Inc.                                    2,616,900                2,616,900
                                                                                     -----------              -----------
                                                                                       5,577,630     705,510    6,283,140
                                                                                     -----------  ----------  -----------

Real Estate
                      14,100      14,100  Avatar Holdings, Inc.                          395,364     395,364
          99,100                  99,100  Jones Lang Lasalle, Inc.                     2,447,770                2,447,770
                                                                                     -----------              -----------
                                                                                       2,447,770     395,364    2,843,134
                                                                                     -----------  ----------  -----------

Real Estate Investment / Management
         151,400                 151,400  Developers Diversified Realty Corp.          3,406,500                3,406,500

Real Estate Investment Trusts
         196,100                 196,100  La Quinta Corp.                              1,421,725                1,421,725
         270,615                 270,615  Anthracite Capital, Inc.                     3,585,649                3,585,649
          92,300                  92,300  CBL & Associates Properties, Inc.            3,738,150                3,738,150
         142,000                 142,000  FBR Asset Investment Corp.                   4,735,700                4,735,700
          87,600                  87,600  Liberty Property Trust                       3,066,000                3,066,000
         144,400                 144,400  Mack-Cali Realty Corp.                       5,075,659                5,075,659
                       8,100       8,100  Prentiss Properties Trust                                  257,175      257,175
                                                                                                  ----------  -----------
                                                                                      21,622,883     257,175   21,880,058
                                                                                     -----------  ----------  -----------

Recreational Products
         696,700                 696,700  Acclaim Entertainment, Inc.                  2,459,351                2,459,351
         412,915                 412,915  Midway Games, Inc.                           3,509,778                3,509,778
                                                                                     -----------              -----------
                                                                                       5,969,129                5,969,129
                                                                                     -----------              -----------
Reinsurance
         125,500                 125,500  IPC Holdings Ltd.                            3,832,770                3,832,770
                                                                                     -----------              -----------
Rental & Leasing Services / Commercial
         104,200                 104,200  United Rentals, Inc.                         2,271,560                2,271,560
                                                                                     -----------              -----------
Residential Building Construction
          23,300                  23,300  Beazer Homes USA, Inc.                       1,864,000                1,864,000
                                                                                     -----------              -----------
Restaurants
         141,300                 141,300  Darden Restaurants, Inc.                     3,490,110                3,490,110
                                                                                     -----------              -----------
Retail
          55,800                  55,800  AnnTaylor Stores Corp.                       1,416,762                1,416,762
          56,200                  56,200  Barnes & Noble, Inc.                         1,485,366                1,485,366
          51,800                  51,800  Big Lots, Inc.                               1,019,424                1,019,424
         159,400                 159,400  Claire's Stores, Inc.                        3,650,259                3,650,259
          69,600                  69,600  La-Z-Boy, Inc.                               1,755,312                1,755,312
          99,500                  99,500  Linen 'n Things, Inc.                        3,264,595                3,264,595
         129,000                 129,000  Men's Wearhouse                              3,289,500                3,289,500
          70,900                  70,900  Pier 1 Imports, Inc.                         1,488,900                1,488,900
         141,100                 141,100  Quiksilver, Inc.                             3,499,280                3,499,280
          60,600                  60,600  ShopKo Stores, Inc.                          1,224,120                1,224,120
                                                                                      ----------              -----------
                                                                                      22,093,518               22,093,518
                                                                                      ----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Retail / Food & Drug
          61,100                  61,100  Great Atlantic & Pacific                     1,141,959                1,141,959
                                          Tea Co., Inc. (The)
         145,500                 145,500  Supervalu, Inc.                              3,569,115                3,569,115
                                                                                     -----------              -----------

                                                                                       4,711,074                4,711,074
                                                                                     -----------              -----------

Retail Food Chains
                      11,800      11,800  IHOP Corp.                                                 347,510      347,510
                                                                                                  ----------  -----------

Retail Merchandising
                      49,900      49,900  Casey's General Stores, Inc.                               600,796      600,796
                      38,100      38,100  Tommy Hilfiger Corp.                                       545,592      545,592
                                                                                                  ----------  -----------
                                                                                                   1,146,388    1,146,388
                                                                                                  ----------  -----------

Semiconductors
         198,350                 198,350  ANADIGICS, Inc.                              1,634,404                1,634,404
         349,700      70,850     420,550  Axcelis Technologies, Inc.                   3,951,610     800,605    4,752,215
         288,200                 288,200  Genesis Microchip, Inc.                      2,403,588                2,403,588
          33,400                  33,400  Pixelworks, Inc.                               280,226                  280,226
         464,700                 464,700  TriQuint Semiconductor, Inc.                 2,978,727                2,978,727
                                                                                     -----------              -----------
                                                                                      11,248,555     800,605   12,049,160
                                                                                     -----------  ----------  -----------


Services to the Health Industry
          46,300                  46,300  AdvancePCS                                   1,108,422                1,108,422
          67,100                  67,100  IDX Systems Corp.                              873,642                  873,642
         199,100                 199,100  PDI, Inc.                                    3,084,059                3,084,059
         178,600                 178,600  Quintiles Transnational Corp.                2,230,714                2,230,714
         161,900                 161,900  Quovadx, Inc.                                1,016,732                1,016,732
         325,000                 325,000  Ventiv Health, Inc.                            916,500                  916,500
         974,600                 974,600  WebMD Corp.                                  5,486,998                5,486,998
                                                                                     -----------              -----------
                                                                                      14,717,067               14,717,067
                                                                                     -----------              -----------

Software
                      22,900      22,900  Concerto Software, Inc.                                    144,270      144,270
                      39,400      39,400  MSC Software Corp.                                         352,630      352,630
                                                                                                  ----------  -----------
                                                                                                     496,900      496,900
                                                                                                  ----------  -----------

Specialty Stores
          47,800                  47,800  CSK Auto Corp.                                 666,332                  666,332
          41,600                  41,600  Finlay Enterprises, Inc.                       685,152                  685,152
         341,400                 341,400  Officemax, Inc.                              2,010,846                2,010,846
                                                                                     -----------              -----------
                                                                                       3,362,330                3,362,330
                                                                                     -----------              -----------

Specialty Telecomm unications
          18,500                  18,500  Lightbridge, Inc.                              151,885                  151,885
                                                                                     -----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Steel
         124,900                 124,900  Carpenter Technology Corp.                   3,598,369                3,598,369
         216,600                 216,600  Maverick Tube Corp.                          3,249,000                3,249,000
         158,400                 158,400  United States Steel Corp.                    3,150,576                3,150,576
                                                                                     -----------              -----------
                                                                                       9,997,945                9,997,945
                                                                                     -----------              -----------
Technology
                          87          87  American Bank Note Holographics, Inc.                          121          121
                      11,175      11,175  Dionex Corp.                                               299,378      299,378
         152,700                 152,700  Intergraph Corp.                             2,663,119                2,663,119
                                                                                     -----------              -----------
                                                                                       2,663,119     299,499    2,962,618
                                                                                     -----------  ----------  -----------
Telecommunications / Services & Equipment
                      52,400      52,400  Andrew Corp.                                               750,892      750,892
                                                                                                  ----------  -----------
Telecommunications Equipment
         365,400                 365,400  Allen Telecom, Inc.                          1,571,220                1,571,220
         369,900                 369,900  Arris Group, Inc.                            1,627,190                1,627,190
         290,300                 290,300  Comverse Technology, Inc.                    2,688,178                2,688,178
         300,100                 300,100  Intervoice, Inc.                               429,143                  429,143
         243,500                 243,500  Trimble Navigation Ltd.                      3,774,250                3,774,250
                                                                                     -----------              -----------
                                                                                      10,089,981               10,089,981
                                                                                     -----------              -----------
Toys & Games
         218,400                 218,400  Hasbro, Inc.                                 2,961,504                2,961,504
                                                                                     -----------              -----------

Transportation
         116,600                 116,600  Dollar Thrifty Automotive Group, Inc.        3,019,940                3,019,940
         108,350                 108,350  Genesee & Wyoming, Inc.                      2,444,376                2,444,376
                      16,700      16,700  USFreightways Corp.                                        632,429      632,429
         116,000                 116,000  Yellow Corp.                                 3,758,400                3,758,400
                                                                                     -----------              -----------
                                                                                       9,222,716     632,429    9,855,145
                                                                                     -----------  ----------  -----------
Trucks/Construction/Farm Machinery
         160,400                 160,400  Terex Corp.                                  3,607,396                3,607,396
         121,500                 121,500  Trinity Industries, Inc.                     2,517,480                2,517,480
                                                                                     -----------              -----------
                                                                                       6,124,876                6,124,876
                                                                                     -----------              -----------
Utilities - Electric
          74,600                  74,600  NSTAR                                        3,340,588                3,340,588
         182,800                 182,800  Wisconsin Energy Corp.                       4,619,356                4,619,356
                                                                                     -----------              -----------
                                                                                       7,959,944                7,959,944
                                                                                     -----------              -----------
Utilities / Gas Distributors
          95,900                  95,900  New Jersey Resources Corp.                   2,862,615                2,862,615
         149,100                 149,100  Questar Corp.                                3,682,770                3,682,770
                                                                                     -----------              -----------
                                                                                       6,545,385                6,545,385
                                                                                     -----------              -----------
Utilities / Water
          52,800                  52,800  American States Water Co.                    1,399,200                1,399,200
                                                                                     -----------              -----------


GVIT SMALL CAP VALUE FUND / ALL PRO SMALL CAP VALUE PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                          June 30, 2002
(Unaudited)
Fund 1 represents GVIT Small Cap Value Fund.  Fund 2 represents All Pro Small
Cap Value Portfolio.

                                                                                                                PROFORMA
                                 PROFORMA                                               FUND 1      FUND 2      COMBINED
       FUND 1         FUND 2     COMBINED                                               MARKET      MARKET       MARKET
       SHARES         SHARES      SHARES             SECURITY DESCRIPTION             VALUE ($)    VALUE ($)    VALUE ($)
----------------------------------------  -----------------------------------------  -----------  ----------  ------------

Water Treatment Systems
          73,500                  73,500  Ionics, Inc.                                 1,782,375                1,782,375
                                                                                     -----------              -----------

Wireless Telecommunications
         740,400                 740,400  Alamosa Holdings, Inc.                       1,043,964                1,043,964
         399,200                 399,200  Western Wireless Corp.                       1,293,408                1,293,408
          80,300                  80,300  AirGate PCS, Inc.                               80,300                   80,300
                                                                                     -----------              -----------
                                                                                       2,417,672                2,417,672
                                                                                     -----------              -----------

Total Common Stock
                                                                                     619,063,074  50,574,433  669,637,507
                                                                                     -----------  ----------  -----------

REPURCHASE AGREEMENT
     43,918,508               43,918,508  Fifth Third Bank 1.86%,                     43,918,508               43,918,508
                                          dated 06/28/02                             -----------              -----------
                                          due 07/01/02, repurchase
                                          price $43,925,315
                                          (Fully collaterialized by
                                          Ginnie Mae, Freddie Mac
                                          Gold, Freddie Mac Strip
                                          securities)

Total Repurchase Agreement
                                                                                      43,918,508               43,918,508
                                                                                     -----------              -----------

SHORT-TERM INVESTMENTS
                      667,970    667,970  One Group Prime Money                                      667,970      667,970
                                          Market Fund Institutional Shares                        ----------  -----------

Total Short-Term Investments
                                                                                                     667,970      667,970
                                                                                                  ----------  -----------

WARRANT Medical Equipment & Supplies
                          66          66  Del Global Technologies                                        111          111
                                          Corp.                                                   ----------  -----------

Technology
                          51          51  American Bank Note                                               0            0
                                                                                                  ----------  -----------
                                          Holographics, Inc.

Total Warrant                                                                                            111          111
                                                                                                  ----------  -----------

(a)TOTAL INVESTMENTS (COST $755,480,389; $48,659,393 AND $804,139,782;
RESPECTIVELY)                                                                        662,981,582  51,242,514  714,224,096
                                                                                     ===========  ==========  ===========

(a)  Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation
     (depreciation) of securities.

ADR   American Depositary Receipt
STRIP Separate Trading of Registered Interest and Principal


See notes to financial statements.

STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES               SECURITY DESCRIPTION                     VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------
COMMON STOCK
Advertising
              28,400     28,400  Lamar Advertising Co.                                          1,056,764    1,056,764
                                                                                               ----------  -----------
Aerospace
   29,100                29,100  Raytheon Company                                   1,185,825                1,185,825
                                                                                  -----------              -----------
Analytical Instruments
              17,600     17,600  Waters Corp.                                                     469,920      469,920
                                                                                               ----------  -----------
Apparel
   20,900     14,300     35,200  Coach, Inc.                                        1,147,410     785,070    1,932,480
                                                                                  -----------  ----------  -----------
Banks
   12,500                12,500  Regional Bank HOLDRs Trust                         1,458,750                1,458,750
                                                                                  -----------              -----------
Biotechnology
              11,500     11,500  Human Genome Sciences, Inc.                                      154,100      154,100
   25,200                25,200  Immunex Corp.                                        562,968                  562,968
              13,500     13,500  Protein Design Labs, Inc.                                        146,610      146,610
                                                                                               ----------  -----------
                                                                                      562,968     300,710      863,678
                                                                                  -----------  ----------  -----------
Broadcast Media
   27,000      3,400     30,400  Univision Communications, Inc.                       847,800     106,760      954,560
                                                                                  -----------  ----------  -----------
Business Services
              59,000     59,000  KPMG Consulting Inc.                                             876,740      876,740
              25,300     25,300  Viad Corp.                                                       657,800      657,800
                                                                                               ----------  -----------
                                                                                                1,534,540    1,534,540
                                                                                               ----------  -----------
Business Services, N.E.C.
              26,100     26,100  Catalina Marketing Corporation                                   736,542      736,542
              27,000     27,000  Convergys Corp.                                                  525,960      525,960
                                                                                               ----------  -----------
                                                                                                1,262,502    1,262,502
                                                                                               ----------  -----------
Capital Goods
               8,800      8,800  Teleflex, Inc.                                                   502,920      502,920
                                                                                               ----------  -----------
Chemicals
               7,600      7,600  Agrium, Inc.                                                      71,440       71,440
                                                                                               ----------  -----------
Communication / Mobile
              47,200     47,200  Western Wireless Corp. - Class A                                 152,928      152,928
                                                                                               ----------  -----------
Communication Equipment
              36,500     36,500  CIENA Corp.                                                      152,935      152,935
                                                                                               ----------  -----------
Communications
              46,600     46,600  Charter Communications, Inc.                                     190,128      190,128
              14,300     14,300  Garmin Ltd                                                       315,315      315,315
              45,300     45,300  Rogers Communications Class B                                    414,042      414,042
                                                                                               ----------  -----------
                                                                                                  919,485      919,485
                                                                                               ----------  -----------

STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES                SECURITY DESCRIPTION                    VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

Computer Data Security
              28,400     28,400  VeriSign, Inc.                                                   204,196      204,196
                                                                                               ----------  -----------
Computer Equipment
   12,000     11,800     23,800  Lexmark International                                652,800     641,920    1,294,720
                                 Group, Inc. Class A
  130,500               130,500  Network Appliance, Inc.                            1,623,420                1,623,420
   56,900                56,900  SanDisk Corp.                                        705,560                  705,560
   57,700     18,300     76,000  VERITAS Software Corp.                             1,141,883     362,157    1,504,040
                                                                                  -----------  ----------  -----------
                                                                                    4,123,663   1,004,077    5,127,740
                                                                                  -----------  ----------  -----------
Computer Software & Services
   57,500     15,600     73,100  Adobe Systems, Inc.                                1,638,750     444,600    2,083,350
   44,400     42,300     86,700  Affiliated Computer                                2,108,112   2,008,404    4,116,516
                                 Services, Inc. Class A
   59,500     18,300     77,800  Brocade Communications Systems, Inc.               1,040,060     319,884    1,359,944
   25,500                25,500  Cerner Corp.                                       1,219,665                1,219,665
              29,000     29,000  Citrix Systems, Inc.                                             175,160      175,160
              14,200     14,200  DST Systems, Inc.                                                649,082      649,082
   59,800                59,800  Emulex Corp.                                       1,346,098                1,346,098
              18,300     18,300  Informatica Corp.                                                129,747      129,747
   49,100     12,700     61,800  Intuit, Inc.                                       2,441,252     631,444    3,072,696
   34,000     15,500     49,500  Mercury Interactive Corp.                            780,640     355,880    1,136,520
   90,500     24,900    115,400  Network Associates, Inc.                           1,743,935     479,823    2,223,758
               4,300      4,300  Perot Systems Corp. Class A                                       46,827       46,827
   40,100                40,100  Radioshack Corp.                                   1,205,406                1,205,406
              20,600     20,600  RealNetworks, Inc.                                                83,842       83,842
   46,000                46,000  Siebel Systems, Inc.                                 654,120                  654,120
   23,000                23,000  Software HOLDRs Trust                                667,460                  667,460
   64,500     18,100     82,600  Sungard Data Systems, Inc.                         1,707,960     479,288    2,187,248
   36,400                36,400  Symantec Corp.                                     1,195,740                1,195,740
   12,000                12,000  Synopsys, Inc.                                       657,720                  657,720
                                                                                  -----------              -----------
                                                                                   18,406,918   5,803,981   24,210,899
                                                                                  -----------  ----------  -----------
Computers, Peripherals & Software
              13,500     13,500  Fiserv, Inc.                                                     495,585      495,585
                 500        500  Smartforce PLC - ADR                                               1,700        1,700
                                                                                               ----------  -----------
                                                                                                  497,285      497,285
                                                                                               ----------  -----------
Conglomerates
              18,400     18,400  ITT Industries, Inc.                                           1,299,040    1,299,040
                                                                                               ----------  -----------
Construction
   85,250                85,250  D. R. Horton, Inc.                                 2,219,058                2,219,058
   42,800                42,800  Lennar Corp.                                       2,619,360                2,619,360
                                                                                  -----------              -----------
                                                                                    4,838,418                4,838,418
                                                                                  -----------              -----------
Consumer Durable
              16,500     16,500  Danaher Corp.                                                  1,094,775    1,094,775
                                                                                               ----------  -----------


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES                SECURITY DESCRIPTION                    VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

Consumer Finance
              39,400     39,400  Concord EFS, Inc.                                              1,187,516    1,187,516
                                                                                               ----------  -----------

Consumer Services
              18,800     18,800  Weight Watchers International Inc.                               816,672      816,672
                                                                                               ----------  -----------
Credit Reporting Services
              35,400     35,400  Certegy Inc.                                                   1,313,694    1,313,694
                                                                                               ----------  -----------
Crude Petroleum and Natural Gas
              25,000     25,000  Xto Energy, Inc.                                                 515,000      515,000
                                                                                               ----------  -----------
Data Processing and Preparation
              54,800     54,800  Ceridian Corp.                                                 1,040,104    1,040,104
               5,300      5,300  WebMD Corp.                                                       29,839       29,839
                                                                                               ----------  -----------
                                                                                                1,069,943    1,069,943
                                                                                               ----------  -----------
Distribution
               8,700      8,700  SYSCO Corp.                                                      236,814      236,814
                                                                                               ----------  -----------
Educational Services
   31,850      8,250     40,100  Apollo Group, Inc.                                 1,255,527     325,215    1,580,742
                                                                                  -----------  ----------  -----------
Electrical Equipment
              15,000     15,000  Molex, Inc., Class A                                             411,450      411,450
                                                                                               ----------  -----------
Electronics
   42,700                42,700  ASM International N.V.                               737,002                  737,002
              21,800     21,800  AVX Corp.                                                        355,994      355,994
              25,600     25,600  Celestica, Inc.                                                  581,376      581,376
   12,500                12,500  Eaton Corp.                                          909,375                  909,375
   29,300      7,000     36,300  Electronic Arts, Inc.                              1,935,265     462,350    2,397,615
              32,600     32,600  Jabil Circuit, Inc.                                              688,186      688,186
   49,000     10,200     59,200  KLA-Tencor Corp.                                   2,155,510     448,698    2,604,208
   13,000     15,600     28,600  L-3 Communications Holdings, Inc.                    702,000     842,400    1,544,400
              15,000     15,000  Maxim Integrated Products, Inc.                                  574,950      574,950
   62,000                62,000  Microchip Technology, Inc.                         1,700,660                1,700,660
   92,500                92,500  Micron Technology, Inc.                            1,870,350                1,870,350
   29,300                29,300  QLogic Corp.                                       1,116,330                1,116,330
               7,000      7,000  Sanmina Corp.                                                     44,170       44,170
   52,400                52,400  Teradyne, Inc.                                     1,231,400                1,231,400
   51,000                51,000  Vishay Intertechnology, Inc.                       1,122,000                1,122,000
                                                                                  -----------              -----------
                                                                                   13,479,892   3,998,124   17,478,016
                                                                                  -----------  ----------  -----------
Entertainment
   69,800                69,800  Movie Gallery, Inc.                                1,474,176                1,474,176
                                                                                  -----------              -----------
Environmental Services
              33,800     33,800  Republic Services, Inc.                                          644,566      644,566
                                                                                               ----------  -----------
Financial
   29,400                29,400  Allied Capital Corp.                                 665,910                  665,910
              13,100     13,100  Capital One Financial Corp.                                      799,755      799,755


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.

                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES                SECURITY DESCRIPTION                    VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

   33,500                33,500  Equifax, Inc.                                        904,500                  904,500
   27,000                27,000  Federated Investors, Inc.                            933,390                  933,390
   32,000                32,000  H&R Block, Inc.                                    1,476,800                1,476,800
               8,100      8,100  Legg Mason, Inc.                                                 399,654      399,654
   11,500                11,500  Moody's, Inc.                                        572,125                  572,125
  108,600               108,600  Schwab (Charles) Corp.                             1,216,320                1,216,320
   28,000                28,000  SEI Corp.                                            788,760                  788,760
               7,400      7,400  Silicon Valley Bancshares                                        195,064      195,064
   28,400                28,400  SLM Corp.                                          2,751,960                2,751,960
                                                                                  -----------              -----------
                                                                                    9,309,765   1,394,473   10,704,238
                                                                                  -----------  ----------  -----------
Financial / Miscellaneous
              22,700     22,700  Radian Group, Inc.                                             1,108,895    1,108,895
                                                                                               ----------  -----------
Financial Services
              19,500     19,500  Protective Life Corp.                                            645,450      645,450
                                                                                               ----------  -----------
Fire, Marine, and Casualty Insurance
              20,000     20,000  Allmerica Financial Corp.                                        924,000      924,000
                                                                                               ----------  -----------
Freight Transportation Arrangement
              18,000     18,000  Expeditors International of Washington, Inc.                     596,880      596,880
                                                                                               ----------  -----------

Healthcare
              13,500     13,500  Abgenix, Inc.                                                    132,300      132,300
   26,500      7,100     33,600  Allergan, Inc.                                     1,768,875     473,925    2,242,800
   19,500     20,000     39,500  Anthem, Inc.                                       1,315,860   1,349,600    2,665,460
   22,500     15,500     38,000  Cephalon, Inc.                                     1,017,000     700,600    1,717,600
              35,100     35,100  Health Management                                                707,265      707,265

Associates, Inc., Class A

               1,000      1,000  ImClone Systems, Inc.                                              8,695        8,695
              14,200     14,200  King Pharmaceuticals, Inc.                                       315,950      315,950
   26,000     25,400     51,400  Laboratory Corporation of                          1,186,900   1,159,510    2,346,410
                                 America Holdings
              43,700     43,700  Manor Care, Inc.                                               1,005,100    1,005,100
   46,100                46,100  McKesson Corp.                                     1,507,470                1,507,470
   38,500                38,500  Myriad Genetics, Inc.                                783,090                  783,090
              71,000     71,000  Omnicare, Inc.                                                 1,864,461    1,864,461
   22,000                22,000  Quest Diagnostics, Inc.                            1,893,100                1,893,100
              15,800     15,800  Sepracor, Inc.                                                   150,890      150,890
   23,100                23,100  St. Jude Medical, Inc.                             1,705,935                1,705,935
   19,300                19,300  Varian Medical Systems, Inc.                         782,615                  782,615
              12,000     12,000  Wellpoint Health Networks, Inc.                                  933,720      933,720
                                                                                               ----------  -----------
                                                                                   11,960,845   8,802,016   20,762,861
                                                                                  -----------  ----------  -----------
Hotels / Motels
   30,500                30,500  Hilton Hotels Corp.                                  423,950                  423,950
   17,200                17,200  Marriott International, Inc. Class A                 654,460                  654,460
   16,000                16,000  MGM Mirage                                           540,000                  540,000
                                                                                  -----------              -----------
   22,000                22,000  Starwood Hotels & Resorts                            723,580                  723,580
                                                                                  -----------              -----------
Worldwide, Inc.

                                                                                    2,341,990                2,341,990
                                                                                  -----------              -----------


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES              SECURITY DESCRIPTION                      VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

Human Resources
               8,700      8,700  Hewitt Associates Inc.                                           202,710      202,710
                                                                                               ----------  -----------
Information Retrieval Services
              23,666     23,666  Choicepoint, Inc.                                              1,076,093    1,076,093
                                                                                               ----------  -----------
Insurance
              14,500     14,500  Mercury General Corp.                                            703,250      703,250
                                                                                               ----------  -----------
              13,100     13,100  Progressive Corp. (The)                                          757,835      757,835
                                                                                               ----------  -----------
                                                                                                1,461,085    1,461,085
                                                                                               ----------  -----------
Internet
              18,500     18,500  Internet Security, Inc.                                          242,720      242,720
                                                                                               ----------  -----------
Investment Advisory Service
              60,000     60,000  Waddell & Reed Financial                                       1,375,200    1,375,200
                                                                                               ----------  -----------
Investment Management
              24,400     24,400  Franklin Resources, Inc.                                       1,040,416    1,040,416
                                                                                               ----------  -----------
Kidney Dialysis Centers
              27,000     27,000  Davita Inc.                                                      642,600      642,600
                                                                                               ----------  -----------
Leisure Products
               5,100      5,100  Brunswick Corp.                                                  142,800      142,800
                                                                                               ----------  -----------
Life Insurance
              16,000     16,000  Nationwide Financial Services (b)                                632,000      632,000
              23,500     23,500  Principal Financial Group                                        728,500      728,500
                                                                                               ----------  -----------
                                                                                                1,360,500    1,360,500
                                                                                               ----------  -----------
Manufacturing
               2,100      2,100  Cabot Microelectronics Corp.                                      90,636       90,636
   33,300                33,300  Integrated Device Technology, Inc.                   604,062                  604,062
                                                                                  -----------              -----------
                                                                                      604,062      90,636      694,698
                                                                                  -----------  ----------  -----------
Manufacturing / Diversified
              14,200     14,200  Roper Industries, Inc.                                           529,660      529,660
                                                                                               ----------  -----------
Medical and Hospital Equipment
              46,000     46,000  Apogent Technologies                                             946,220      946,220
                                                                                               ----------  -----------
Metal Mining
              10,700     10,700  Potash Corp. of Saskatchewan, Inc.                               713,690      713,690
                                                                                               ----------  -----------
Metals
   22,500                22,500  Anglogold Ltd. ADR                                   586,800                  586,800
    9,800                 9,800  Ball Corp.                                           406,504                  406,504
   46,000                46,000  Freeport-McMoRan Copper & Gold, Inc.                 821,100                  821,100
   23,800     29,000     52,800  Gilead Sciences, Inc.                                782,544     953,520    1,736,064
   26,300                26,300  Nucor Corp.                                        1,710,552                1,710,552
                                                                                  -----------              -----------
                                                                                    4,307,500     953,520    5,261,020
                                                                                  -----------  ----------  -----------


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES               SECURITY DESCRIPTION                     VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

Mining
   62,200                62,200  Newmont Mining Corp.                               1,637,726                1,637,726
                                                                                  -----------              -----------
Miscellaneous Retail
              30,000     30,000  Whole Foods Market, Inc.                                       1,446,600    1,446,600
                                                                                               ----------  -----------
Miscellaneous Retail Stores, N.E.C.
              12,700     12,700  MSC Industrial Direct Co. - Class A                              247,650      247,650
                                                                                               ----------  -----------
Miscellaneous Services
              21,000     21,000  BISYS Group                                                      699,300      699,300
                                                                                               ----------  -----------
Motor Vehicle Parts and Accessories
              49,000     49,000  Rockwell Collins                                               1,343,580    1,343,580
                                                                                               ----------  -----------
Multimedia
              26,000     26,000  Cox Radio                                                        626,600      626,600
                                                                                               ----------  -----------
Oil & Gas
   13,000                13,000  Apache Corp.                                         747,240                  747,240
   25,500     38,600     64,100  BJ Services Co.                                      863,940   1,307,768    2,171,708
   19,000     14,600     33,600  Cooper Cameron Corp.                                 919,980     706,932    1,626,912
              22,700     22,700  Devon Energy Corp.                                             1,118,656    1,118,656
              34,200     34,200  Diamond Offshore Drilling, Inc.                                  974,700      974,700
   51,500                51,500  ENSCO International, Inc.                          1,403,890                1,403,890
              25,500     25,500  Eog Resources Inc.                                             1,012,350    1,012,350
              25,300     25,300  Fmc Technologies Inc.                                            525,228      525,228
   47,500                47,500  Global Santa Fe Corp.                              1,299,125                1,299,125
   50,400                50,400  Grand Prideco, Inc.                                  685,440                  685,440
   81,500                81,500  National-Oilwell, Inc.                             1,715,575                1,715,575
   50,500                50,500  Noble Corp.                                        1,949,300                1,949,300
              53,900     53,900  Ocean Energy, Inc.                                             1,168,013    1,168,013
   16,000                16,000  Precision Drilling Corp.                             555,840                  555,840
              17,000     17,000  Smith International, Inc.                                      1,159,230    1,159,230
   30,000                30,000  Weatherford International Ltd.                     1,296,000                1,296,000
                                                                                  -----------              -----------
                                                                                   11,436,330   7,972,877   19,409,207
                                                                                  -----------  ----------  -----------
Pharmaceuticals
              17,500     17,500  Shire Pharmaceuticals Group PLC                                  451,675      451,675
              25,400     25,400  Alkermes, Inc.                                                   406,654      406,654
   12,900     14,900     27,800  Amerisourcebergen Corp.                              980,400   1,132,400    2,112,800
   17,000                17,000  Andrx Group                                          458,490                  458,490
   35,500                35,500  Biogen, Inc.                                       1,470,765                1,470,765
              10,000     10,000  Biovail Corp.                                                    289,600      289,600
   45,100     14,100     59,200  IDEC Pharmaceuticals Corp.                         1,598,795     499,845    2,098,640
   37,000                37,000  Ligand Pharmaceuticals, Inc.                         536,500                  536,500
   49,800     28,500     78,300  MedImmune, Inc.                                    1,314,720     752,400    2,067,120
    7,000     12,100     19,100  Teva Pharmaceutical Industries Ltd.                  467,460     808,038    1,275,498
              10,700     10,700  Vertex Pharmaceuticals, Inc.                                     174,196      174,196
                                                                                  -----------  ----------  -----------
                                                                                    6,827,130   4,514,808   11,341,938
                                                                                  -----------  ----------  -----------


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES                 SECURITY DESCRIPTION                   VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

Radio and Television Broadcasting
               2,000      2,000  Hispanic Broadcasting Corp., Class A                              52,200       52,200
                                                                                               ----------  -----------
Radio Broadcasting
               6,000      6,000  Entercom Communications Corp.                                    275,400      275,400
                                                                                               ----------  -----------
Refrigeration and Heating Equipment
              12,100     12,100  American Standard Cos.                                           908,710      908,710
                                                                                               ----------  -----------
Restaurants
              14,300     14,300  Outback Steakhouse                                               501,930      501,930
                                                                                               ----------  -----------
Retail
   87,700                87,700  Abercrombie & Fitch Co.                            2,115,324                2,115,324
              15,200     15,200  American Eagle Outfitters Ltd.                                   321,328      321,328
   10,500                10,500  Autozone, Inc.                                       811,650                  811,650
    27,70          0     27,700  Barnes & Noble, Inc.                                 732,111                  732,111
   64,600                64,600  Bed, Bath & Beyond, Inc.                           2,438,004                2,438,004
   36,500     23,900     60,400  Best Buy Co., Inc.                                 1,324,950     867,570    2,192,520
              14,200     14,200  BJ's Wholesale Club, Inc.                                        546,700      546,700
   20,000                20,000  CDW Computer Centers, Inc.                           936,200                  936,200
   32,500                32,500  Circuit City Stores, Inc. - Carmax Group             703,625                  703,625
   77,500                77,500  Circuit City Stores-Circuit City Group             1,453,125                1,453,125
   44,000                44,000  Dollar General Corp.                                 837,320                  837,320
   37,400     35,100     72,500  Dollar Tree Stores, Inc.                           1,473,934   1,383,291    2,857,225
              38,500     38,500  Family Dollar Stores, Inc.                                     1,357,125    1,357,125
   14,500                14,500  La-Z-Boy, Inc.                                       365,690                  365,690
   44,600                44,600  Limited, Inc. (The)                                  949,980                  949,980
   26,000                26,000  Mattel, Inc.                                         548,080                  548,080
              22,700     22,700  PMI Group, Inc.                                                  867,140      867,140
              16,700     16,700  Ross Stores, Inc.                                                680,525      680,525
   19,400                19,400  Sonic Automotive, Inc.                               499,550                  499,550
  127,700               127,700  Staples, Inc.                                      2,515,689                2,515,689
              36,500     36,500  Starbucks Corp.                                                  907,025      907,025
   34,500                34,500  Tiffany & Co.                                      1,214,400                1,214,400
   72,000     31,000    103,000  TJX Cos., Inc.                                     1,411,920     607,910    2,019,830
                                                                                  -----------  ----------  -----------
                                                                                   20,331,552   7,538,614   27,870,166
                                                                                  -----------  ----------  -----------
Semiconductors
   43,000                43,000  ASM Lithography Holding NV                           650,160                  650,160
  173,600               173,600  Atmel Corp.                                        1,086,736                1,086,736
   36,500                36,500  Brooks-PRI Automation, Inc.                          932,940                  932,940
  123,600               123,600  Chippac, Inc.                                        763,848                  763,848
   18,000                18,000  Cymer, Inc.                                          630,720                  630,720
   82,900                82,900  Fairchild Semiconductor International, Inc.        2,014,470                2,014,470
   79,000                79,000  International Rectifier Corp.                      2,302,850                2,302,850
              15,700     15,700  Intersil  Corp.                                                  335,666      335,666
              52,200     52,200  Lattice Semiconductor Corp.                                      456,228      456,228
               3,500      3,500  Marvel Technology Group, LTD.                                     69,615       69,615
   34,500                34,500  National Semiconductor Corp.                       1,006,365                1,006,365
   42,500      9,500     52,000  Novellus Systems, Inc.                             1,445,000     323,000    1,768,000
   29,000                29,000  Semicondutor HOLDRs Trust                            879,280                  879,280
              16,900     16,900  Semtech Corp.                                                    451,230      451,230
  109,450               109,450  Taiwan Semiconductor                               1,422,850                1,422,850
                                 Manufacturing Co. Ltd. ADR


STRONG GVIT MID CAP GROWTH FUND / MID CAP GROWTH PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                     June 30, 2002
(Unaudited)
Fund 1 represents GVIT Mid Cap Growth Fund.  Fund 2 represents Mid Cap Growth Portfolio.


                                                                                                              PROFORMA
                       PROFORMA                                                       FUND 1     FUND 2       COMBINED
 FUND 1      FUND 2    COMBINED                                                       MARKET     MARKET        MARKET
 SHARES      SHARES     SHARES               SECURITY DESCRIPTION                     VALUE       VALUE        VALUE
---------  ---------  ---------  -----------------------------------------------  -----------  ----------  -----------

   41,000                41,000  Varian Semiconductor                               1,391,130                1,391,130
                                                                                  -----------              -----------
                                                                                   14,526,349   1,635,739   16,162,088
                                                                                  -----------  ----------  -----------
Services
              31,000     31,000  Iron Mountain, Inc.                                              956,350      956,350
              34,000     34,000  Manpower, Inc.                                                 1,249,500    1,249,500
              52,400     52,400  Robert Half International, Inc.                                1,220,920    1,220,920
              19,900     19,900  Sabre Holdings, Inc.                                             712,420      712,420
              28,600     28,600  Ticketmaster Online CitySearch, Inc. Class B                     535,106      535,106
               5,700      5,700  Westwood One, Inc.                                               190,494      190,494
                                                                                               ----------  -----------
                                                                                                4,864,790    4,864,790
                                                                                               ----------  -----------
Telecommunications
              45,500     45,500  Nextel Communications, Inc.                                      146,055      146,055
                                                                                               ----------  -----------
Telephone Communication
              36,800     36,800  Triton PCS Holdings, Inc.                                        143,520      143,520
                                                                                               ----------  -----------
Transportation Services
               3,000      3,000  C.H. Robinson Worldwide, Inc.                                    100,590      100,590
                                                                                               ----------  -----------
Wholesale Trade-Durable Goods
              27,300     27,300  O'Reilly Automotive                                              752,388      752,388
                                                                                               ----------  -----------
Total COMMON STOCK                                                                132,064,596  85,759,237  217,823,833
                                                                                  -----------  ----------  -----------
Money Market
Management Investment, Open-End - Mutual Funds
           3,008,017  3,008,017  Government Reserve                                             3,008,017    3,008,017
                                 Investment Fund                                               ----------  -----------
Total Money Market                                                                              3,008,017    3,008,017
                                                                                               ----------  -----------
REPURCHASE AGREEMENT
1,175,874             1,175,874  Fifth Third Repo, 1.86%,                           1,175,874                1,175,874
                                 07/01/02 (Collateralized by                      -----------              -----------
                                 Freddie Mac Gold Securities)
Total REPURCHASE AGREEMENT                                                          1,175,874                1,175,874
                                                                                  -----------              -----------
U.S. GOVERNMENT AGENCIES
U.S. Treasury Bill
  400,000               400,000  1.70%, 09/12/02                                      398,654                  398,654
                                                                                  -----------              -----------
Total U.S. GOVERNMENT AGENCIES                                                        398,654                  398,654
                                                                                  -----------              -----------
TOTAL(a)(COST $143,399,950; $90,266,947; $233,666,897;  RESPECTIVELY)- 100.2%     133,639,124  88,767,254  222,406,378
                                                                                  ===========  ==========  ===========

(a) Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation (depreciation) of securities.
(b) As of June 30, 2002, all of the securities held by the Mid Cap Growth Portfolio would comply with the compliance guidelines of the Strong GVIT Mid Cap Growth Fund, except for Nationwide Financial Services, which is not a permissible security because its issuer is an affiliate of the Portfolio's and the GVIT Fund's investment adviser, and will be sold prior to the Reorganization. The current market value for the security is $632,000. Other securities within the Portfolio may be sold, however, due to differing portfolio management style.

ADR     American Depository Receipt.
HOLDR     Holders Trust.
See notes to financial statements.


J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

U.S.
GOVERNMENT SPONSORED ENTERPRISE/U.S. AGENCY DEBENTURES
US Govt Agency (FNMA)
                    1,000,000   1,000,000  Federal National Mortgage                                       1,082,021     1,082,021
                                           Association, 6.41%,                                           -----------  ------------
                                           03/08/06, Medium Term Note

Total U.S. GOVERNMENT SPONSORED ENTERPRISE/ U.S. AGENCY                                                    1,082,021     1,082,021
DEBENTURES                                                                                               -----------  ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
US Govt Agency (GNMA)
                       35,665      35,665  8.00%, 03/15/07, Pool #2450                                        38,033        38,033
                      267,546     267,546  7.50%, 11/15/07, Pool #23094                                      281,560       281,560
                      181,303     181,303  8.00%, 08/15/08, Pool 363360                                      193,797       193,797
                      635,349     635,349  6.50%, 10/15/08, Pool 370871                                      669,245       669,245
                      438,041     438,041  7.50%, 09/15/15, Pool 525348                                      465,401       465,401
                      620,026     620,026  7.50%, 06/15/23, Pool 348813                                      659,656       659,656
                                                                                                         -----------  ------------
Total Government National  Mortgage Association                                                            2,307,692     2,307,692
                                                                                                         -----------  ------------

GOVERNMENT BOND
Federal & Fed.- sponsored Credit
                    3,000,000   3,000,000  Fannie Mae Discount Note, 0.00%, 09/20/02                       2,988,456     2,988,456
                                                                                                         -----------  ------------
US Govt Agency (FHLB)
                    1,000,000   1,000,000  5.88%, 11/15/07                                                 1,060,978     1,060,978
                                                                                                         -----------  ------------

Total Government Bond                                                                                      4,049,434     4,049,434
                                                                                                         -----------  ------------

COMMON STOCK
Advertising
     4,500                          4,500  Omnicom Group, Inc.                                  206,100                    206,100
                                                                                           ------------               ------------

Aerospace / Defense
     3,500                          3,500  Boeing Co.                                           157,500                    157,500
       400              5,625       6,025  General Dynamics Corp.                                42,540      598,219       640,759
     6,900                          6,900  Honeywell International, Inc.                        243,087                    243,087
     2,400              9,125      11,525  Lockheed Martin Corp.                                166,800      634,187       800,987
                                                                                           ------------  -----------  ------------
                                                                                                609,927    1,232,406     1,842,333
                                                                                           ------------  -----------  ------------
Agricultural Operations
     1,500                          1,500  Monsanto Co.                                          26,700                     26,700
                                                                                           ------------               ------------

Airlines
       100                            100  AMR Corp.                                              1,686                      1,686
     1,300                          1,300  Delta Air Lines, Inc.                                 26,000                     26,000
     2,000                          2,000  Southwest Airlines Co.                                32,320                     32,320
                                                                                           ------------               ------------
                                                                                                 60,006                     60,006
                                                                                           ------------               ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Apparel
     4,100                          4,100  Nike, Inc. Class B                                   219,965                    219,965
                                                                                           ------------               ------------

Auto Parts & Equipment
    15,300                         15,300  Delphi Automotive Systems Corp.                      201,960                    201,960
     2,700                          2,700  Lear Corp.                                           124,875                    124,875
     4,700                          4,700  Visteon Corp.                                         66,740                     66,740
                                                                                           ------------               ------------
                                                                                                393,575                    393,575
                                                                                           ------------               ------------

Automobiles
    18,800                         18,800  Ford Motor Co.                                       300,800                    300,800
    14,000                         14,000  General Motors Corp.                                 748,300                    748,300
     1,100                          1,100  PACCAR, Inc.                                          48,829                     48,829
                                                                                           ------------               ------------
                                                                                              1,097,929                  1,097,929
                                                                                           ------------               ------------

Banks
                       10,375      10,375  J.P. Morgan Chase & Co.                                           351,920       351,920
                       15,100      15,100  Mellon Financial Corp.                                            474,593       474,593
                                                                                                         -----------  ------------
                                                                                                             826,513       826,513
                                                                                                         -----------  ------------

Biotechnology
     8,900                          8,900  Human Genome Sciences, Inc.                          119,260                    119,260
     3,100              7,050      10,150  Immunex Corp.                                         69,254      157,497       226,751
                                                                                           ------------  -----------  ------------
                                                                                                188,514      157,497       346,011
                                                                                           ------------  -----------  ------------

Broadcast Media / Cable Television
    32,800                         32,800  AOL Time Warner, Inc.                                482,488                    482,488
    16,200                         16,200  Charter Communications, Inc.                          66,096                     66,096
       800                            800  Clear Channel Communications, Inc.                    25,616                     25,616
    19,900                         19,900  Comcast Corp. Class A                                474,416                    474,416
     4,000                          4,000  Cox Communications, Inc. Class A                     110,200                    110,200
     5,500                          5,500  Fox Entertainment Group, Inc.                        119,625                    119,625
    12,500                         12,500  Gemstar-TV Guide International, Inc.                  67,375                     67,375
    17,100                         17,100  Liberty Media Corp.                                  171,000                    171,000
    16,600              9,975      26,575  Viacom, Inc. Class B                                 736,542      442,591     1,179,133
                                                                                           ------------  -----------  ------------
                                                                                              2,253,358      442,591     2,695,949
                                                                                           ------------  -----------  ------------

Business Services
    19,900             12,300      32,200  Cendant Corp.                                        316,012      195,324       511,336
                       19,090      19,090  Concord EFS, Inc.                                                 575,373       575,373
                                                                                                         -----------  ------------
                                                                                                316,012      770,697     1,086,709
                                                                                           ------------  -----------  ------------

Chemicals /Diversified
     6,800                          6,800  Air Products & Chemicals, Inc.                       343,196                    343,196
     2,500                          2,500  Dow Chemical Co.                                      85,950                     85,950
     4,100                          4,100  E.I. du Pont de Nemours and Co.                      182,040                    182,040



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

     3,900                          3,900  Eastman Chemical Co.                                 182,910                    182,910
     3,900                          3,900  Lyondell Chemical Co.                                 58,890                     58,890
     5,200                          5,200  PPG Industries, Inc.                                 321,880                    321,880
     6,800                          6,800  Praxair, Inc.                                        387,396                    387,396
       100                            100  Rohm & Haas Co.                                        4,049                      4,049
                                                                                           ------------               ------------
                                                                                              1,566,311                  1,566,311
                                                                                           ------------               ------------
Communication Equipment
       900                            900  Corning, Inc.                                          3,195                      3,195
    30,900                         30,900  Motorola, Inc.                                       445,578                    445,578
     1,900                          1,900  QUALCOMM, Inc.                                        52,231                     52,231
                                                                                           ------------               ------------
                                                                                                501,004                    501,004
                                                                                           ------------               ------------
Computer Equipment
    28,200             27,425      55,625  Dell Computer Corp.                                  737,148      716,889     1,454,037
     5,700                          5,700  EMC Corp.                                             43,035                     43,035
    52,700                         52,700  Hewlett-Packard Co.                                  805,256                    805,256
    13,100                         13,100  International Business Machines Corp.                943,200                    943,200
    39,400            127,500     166,900  Sun Microsystems, Inc.                               197,394      638,775       836,169
                                                                                           ------------  -----------  ------------
                                                                                              2,726,033    1,355,664     4,081,697
                                                                                           ------------  -----------  ------------
Computer Software &Services
    12,600                         12,600  Automatic Data Processing, Inc.                      548,730                    548,730
    11,400                         11,400  BEA Systems, Inc.                                    108,414                    108,414
     5,700                          5,700  Brocade Communications Systems, Inc.                  99,636                     99,636
    98,400                         98,400  Cisco Systems, Inc.                                1,372,680                  1,372,680
     3,900                          3,900  Citrix Systems, Inc.                                  23,556                     23,556
     3,500                          3,500  Electronic Data Systems Corp.                        130,025                    130,025
                       17,000      17,000  First Data Corp.                                                  632,400       632,400
     2,600                          2,600  KPMG Consulting, Inc.                                 38,636                     38,636
    60,700             15,700      76,400  Microsoft Corp.                                    3,320,290      858,789     4,179,079
    10,100                         10,100  NCR Corp.                                            349,460                    349,460
    38,700                         38,700  Oracle Corp.                                         366,489                    366,489
     1,900                          1,900  Rational Software Corp.                               15,599                     15,599
                       39,675      39,675  Siebel Systems, Inc.                                              564,179       564,179
     2,700             11,600      14,300  VERITAS Software Corp.                                53,433      229,564       282,997
                                                                                           ------------  -----------  ------------
                                                                                              6,426,948    2,284,932     8,711,880
                                                                                           ------------  -----------  ------------

Conglomerates
       900                            900  ITT Industries, Inc.                                  63,540                     63,540
     3,700                          3,700  Johnson Controls, Inc.                               301,957                    301,957
    44,700                         44,700  Tyco International Ltd.                              603,897                    603,897
    15,400                         15,400  United Technologies                                1,045,660                  1,045,660
                                                                                           ------------               ------------
                                                                                              2,015,054                  2,015,054
                                                                                           ------------               ------------

Construction & Building Materials
                        8,700       8,700  Masco Corp.                                                       235,857       235,857
                                                                                                         -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Construction Machinery
     3,100                          3,100  Caterpillar, Inc.                                    151,745                    151,745
     2,700                          2,700  Deere & Co.                                          129,330                    129,330
                                                                                           ------------               ------------
                                                                                                281,075                    281,075
                                                                                           ------------               ------------

Consumer / Non-Cyclical
                        7,850       7,850  Avon Products, Inc.                                               410,084       410,084
     1,500                          1,500  Colgate-Palmolive Co.                                 75,075                     75,075
    20,700                         20,700  Gillette Co.                                         701,109                    701,109
    22,600              7,605      30,205  Procter & Gamble Co.                               2,018,180      679,127     2,697,307
                                                                                           ------------  -----------  ------------
                                                                                              2,794,364    1,089,211     3,883,575
                                                                                           ------------  -----------  ------------

Consumer Durable
       300                            300  Black & Decker Corp.                                  14,460                     14,460
       600                            600  Danaher Corp.                                         39,810                     39,810
                                                                                           ------------               ------------
                                                                                                 54,270                     54,270
                                                                                           ------------               ------------

Diversified Manufacturing Operations
     1,400                          1,400  Cooper Industries Ltd. Class A                        55,020                     55,020
     7,400                          7,400  Ingersoll-Rand Co.                                   337,884                    337,884
       600                            600  SPX Corp.                                             70,500                     70,500
                                                                                           ------------               ------------
                                                                                                463,404                    463,404
                                                                                           ------------               ------------
Drugs
    14,200                         14,200  Abbott Laboratories                                  534,630                    534,630
    16,300                         16,300  Amgen, Inc.                                          682,644                    682,644
    15,100                         15,100  Eli Lilly & Co.                                      851,640                    851,640
     6,800                          6,800  Forest Laboratories, Inc.                            481,440                    481,440
                        7,300       7,300  IDEC Pharmaceuticals Corp.                                        258,785       258,785
    25,900             13,225      39,125  Johnson & Johnson, Inc.                            1,353,534      691,138     2,044,672
    10,500                         10,500  Merck & Co., Inc.                                    531,720                    531,720
    53,100             22,500      75,600  Pfizer, Inc.                                       1,858,500      787,499     2,645,999
    15,100             13,675      28,775  Pharmacia & Upjohn, Inc.                             565,495      512,129     1,077,624
     3,400                          3,400  Vertex Pharmaceuticals, Inc.                          55,352                     55,352
                                                                                           ------------               ------------
                                                                                              6,914,955    2,249,551     9,164,506
                                                                                           ------------  -----------  ------------
Electrical Equipment
     2,800                          2,800  Eaton Corp.                                          203,700                    203,700
       600                            600  Emerson Electric Co.                                  32,106                     32,106
   109,300                        109,300  General Electric Co.                               3,175,165                  3,175,165
     4,300                          4,300  Grainger (W.W.), Inc.                                215,430                    215,430
     5,200                          5,200  Rockwell International Corp.                         103,896                    103,896
       200                            200  Teradyne, Inc.                                         4,700                      4,700
                                                                                           ------------               ------------
                                                                                              3,734,997                  3,734,997
                                                                                           ------------               ------------
Financial
     3,100                          3,100  American Express Co.                                 112,592                    112,592
     2,400                          2,400  AmeriCredit Corp.                                     67,320                     67,320
    14,700                         14,700  Countrywide Credit Industries, Inc.                  709,275                    709,275



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

    17,600                         17,600  E*TRADE Group, Inc.                                   96,096                     96,096
    15,200                         15,200  Fannie Mae                                         1,121,000                  1,121,000
     6,800              3,150       9,950  Freddie Mac                                          416,160      192,780       608,940
     6,000                          6,000  Goldman Sachs Group, Inc.                            440,100                    440,100
    11,800                         11,800  Household International, Inc.                        586,460                    586,460
     1,500                          1,500  IndyMac Mortgage Holdings, Inc.                       34,020                     34,020
       200                            200  John Hancock Financial Services, Inc.                  7,040                      7,040
       900                            900  MBNA Corp.                                            29,763                     29,763
    10,300                         10,300  Morgan Stanley                                       443,724                    443,724
    35,800                         35,800  Schwab (Charles) Corp.                               400,960                    400,960
     3,800                          3,800  T Rowe Price Group, Inc.                             124,944                    124,944
    23,800                         23,800  Washington Mutual, Inc.                              883,218                    883,218
                                                                                           ------------               ------------
                                                                                              5,472,672      192,780     5,665,452
                                                                                           ------------  -----------  ------------
Financial / Banks
     4,100                          4,100  AmSouth Bancorp                                       91,758                     91,758
     2,400                          2,400  Bank of America Corp.                                168,864                    168,864
    19,400                         19,400  Bank One Corp.                                       746,512                    746,512
    10,400              6,897      17,297  Capital One Financial Corp.                          634,920      421,062     1,055,982
    73,100              6,525      79,625  Citigroup, Inc.                                    2,832,625      252,844     3,085,469
     4,000                          4,000  Compass Bancshares, Inc.                             134,400                    134,400
                        3,925       3,925  Fifth Third Bancorp                                               261,601       261,601
       200                            200  FirstMerit Corp.                                       5,516                      5,516
    24,600                         24,600  FleetBoston Financial Corp.                          795,810                    795,810
     4,700                          4,700  GreenPoint Financial Corp.                           230,770                    230,770
     1,800                          1,800  Hibernia Corp.                                        35,622                     35,622
     4,100                          4,100  North Fork Bancorp, Inc.                             163,221                    163,221
     2,200                          2,200  Northern Trust Corp.                                  96,932                     96,932
     8,700                          8,700  PNC Financial Services Group                         454,836                    454,836
     1,500                          1,500  SouthTrust Corp.                                      39,180                     39,180
     3,500                          3,500  Stilwell Financial, Inc.                              63,700                     63,700
     3,500                          3,500  SunTrust Banks, Inc.                                 237,020                    237,020
     1,200                          1,200  TCF Financial Corp.                                   58,920                     58,920
    47,300                         47,300  U.S. Bancorp                                       1,104,455                  1,104,455
                                                                                           ------------               ------------
                                                                                              7,895,061      935,507     8,830,568
                                                                                           ------------  -----------  ------------
Financial Services
                        5,200       5,200  Wells Fargo Co.                                                   260,312       260,312
                                                                                                         -----------  ------------
Food & Beverage
                        6,580       6,580  Anheuser-Busch Cos., Inc.                                         329,000       329,000
       800                            800  Hershey Foods Corp.                                   50,000                     50,000
     8,100                          8,100  Kellogg Co.                                          290,466                    290,466
    10,500                         10,500  Kraft Foods, Inc.                                    429,975                    429,975
     6,900                          6,900  PepsiCo, Inc.                                        332,580                    332,580
     8,100                          8,100  SYSCO Corp.                                          220,482                    220,482
    34,000                         34,000  The Coca-Cola Co.                                  1,904,000                  1,904,000
     9,300                          9,300  Unilever NV                                          602,640                    602,640
                                                                                           ------------               ------------
                                                                                              3,830,143      329,000     4,159,143
                                                                                           ------------  -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Healthcare
     9,800             16,785      26,585  Baxter International, Inc.                           435,610      746,092     1,181,702
     7,500                          7,500  Becton, Dickinson & Co.                              258,375                    258,375
       700                            700  Biomet, Inc.                                          18,984                     18,984
       900                            900  C.R. Bard, Inc.                                       50,922                     50,922
     4,500                          4,500  Cardinal Health, Inc.                                276,345                    276,345
    14,500                         14,500  Guidant Corp.                                        438,335                    438,335
     7,700             10,725      18,425  HCA-The Healthcare Co.                               365,750      509,438       875,188
     1,400                          1,400  McKesson Corp.                                        45,780                     45,780
    12,700                         12,700  MedImmune, Inc.                                      335,280                    335,280
     5,600             12,300      17,900  Medtronic, Inc.                                      239,960      527,055       767,015
       200                            200  Omnicare, Inc.                                         5,252                      5,252
     1,300                          1,300  St. Jude Medical, Inc.                                96,005                     96,005
     1,600                          1,600  Stryker Corp.                                         85,616                     85,616
     4,300              9,450      13,750  Tenet Healthcare Corp.                               307,665      676,148       983,813
                        7,825       7,825  UnitedHealth Group, Inc.                                          716,378       716,378
     2,600                          2,600  WellPoint Health Networks, Inc.                      202,306                    202,306
    30,600             12,375      42,975  Wyeth                                              1,566,720      633,600     2,200,320
                                                                                           ------------  -----------  ------------
                                                                                              4,728,905    3,808,711     8,537,616
                                                                                           ------------  -----------  ------------

Hotels / Motels
     600                              600  Harrah's Entertainment, Inc.                          26,610                     26,610
     4,600                          4,600  Marriott International, Inc. Class A                 175,030                    175,030
     1,800                          1,800  Starwood Hotels & Resorts Worldwide, Inc.             59,202                     59,202
                                                                                           ------------               ------------
                                                                                                260,842                    260,842
                                                                                           ------------               ------------

Industrial Conglomerate
                        3,425       3,425  3M Co.                                                            421,275       421,275
                                                                                                         -----------  ------------

Insurance
     1,600                          1,600  Aetna, Inc                                            76,752                     76,752
     5,100                          5,100  AMBAC Financial Group, Inc.                          342,720                    342,720
    14,800                         14,800  American International Group, Inc.                 1,009,804                  1,009,804
     5,600                          5,600  CIGNA Corp.                                          545,552                    545,552
       700                            700  Hartford Financial Services Group, Inc.               41,629                     41,629
     5,700                          5,700  Lincoln National Corp.                               239,400                    239,400
     4,600                          4,600  MBIA, Inc.                                           260,038                    260,038
     9,400                          9,400  MetLife, Inc.                                        270,720                    270,720
     1,100                          1,100  Protective Life Corp.                                 36,410                     36,410
     9,900                          9,900  Prudential Financial, Inc.                           330,264                    330,264
    19,900                         19,900  The Allstate Corp.                                   735,902                    735,902
     2,800              9,921      12,721  The Chubb Corp.                                      198,240      702,406       900,646
     3,200                          3,200  Torchmark Corp.                                      122,240                    122,240
     4,900                          4,900  UnumProvident Corp.                                  124,705                    124,705
     1,900              7,575       9,475  XL Capital Ltd. Class A                              160,930      641,603       802,533
                                                                                           ------------  -----------  ------------
                                                                                              4,495,306    1,344,009     5,839,315
                                                                                           ------------  -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Leisure Products
    12,700             14,000      26,700  Carnival Corp.                                       351,663      387,660       739,323
     4,900                          4,900  Hasbro, Inc.                                          66,444                     66,444
    13,200                         13,200  Mattel, Inc.                                         278,256                    278,256
                                                                                           ------------               ------------
                                                                                                696,363      387,660     1,084,023
                                                                                           ------------  -----------  ------------

Metals & Mining
     7,800                          7,800  Alcan Aluminum Ltd.                                  292,656                    292,656
    18,700                         18,700  Alcoa, Inc.                                          619,905                    619,905
     4,400                          4,400  Inco, Ltd.                                            99,616                     99,616
     2,900                          2,900  United States Steel Corp.                             57,681                     57,681
                                                                                           ------------               ------------
                                                                                              1,069,858                  1,069,858
                                                                                           ------------               ------------

Motorcycles / Dealers
     2,100                          2,100  Harley-Davidson, Inc.                                107,667                    107,667
                                                                                           ------------               ------------

Oil & Gas
     6,900              3,810      10,710  Anadarko Petroleum Corp.                             340,170      187,833       528,003
     8,100                          8,100  Baker Hughes, Inc.                                   269,649                    269,649
    21,000              5,352      26,352  ChevronTexaco Corp.                                1,858,500      473,652     2,332,152
     6,300                          6,300  Conoco, Inc.                                         175,140                    175,140
     4,900                          4,900  Cooper Cameron Corp.                                 237,258                    237,258
     7,100                          7,100  Devon Energy Corp.                                   349,888                    349,888
     5,700                          5,700  Diamond Offshore Drilling, Inc.                      162,450                    162,450
    25,200                         25,200  Dynegy, Inc.                                         181,440                    181,440
    10,500                         10,500  El Paso Corp.                                        216,405                    216,405
    71,700                         71,700  Exxon Mobil Corp.                                  2,933,964                  2,933,964
                        1,800       1,800  Nabors Industries Ltd                                              63,270        63.270
     2,800                          2,800  Royal Dutch Petroleum Co.                            154,756                    154,756
     1,800                          1,800  Transocean Sedco Forex, Inc.                          56,070                     56,070
     1,300                          1,300  Valero Energy Corp.                                   48,646                     48,646
                                                                                           ------------               ------------
                                                                                              6,984,336      724,755     7,709,091
                                                                                           ------------  -----------  ------------

Paper & Forest Products
     5,300                          5,300  Georgia Pacific Corp.                                130,274                    130,274
     1,300                          1,300  Temple-Inland, Inc.                                   75,218                     75,218
                                                                                           ------------               ------------
                                                                                                205,492                    205,492
                                                                                           ------------               ------------

Pollution Control
     17,200                        17,200  Waste Management, Inc.                               448,060                    448,060
                                                                                           ------------               ------------

Printing & Publishing
     7,100                          7,100  Gannett Co., Inc.                                    538,890                    538,890
     7,000                          7,000  Tribune Co.                                          304,500                    304,500
                                                                                           ------------               ------------
                                                                                                843,390                    843,390
                                                                                           ------------               ------------

Railroads
     5,300                          5,300  Burlington Northern Santa Fe Corp.                   159,000                    159,000
     2,400                          2,400  CSX Corp.                                             84,120                     84,120
     1,500                          1,500  Norfolk Southern Corp.                                35,070                     35,070
     2,500                          2,500  Union Pacific Corp.                                  158,200                    158,200
                                                                                           ------------               ------------
                                                                                                436,390                    436,390
                                                                                           ------------               ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Real Estate
     1,600                          1,600  Archstone-Smith Trust                                 42,720                     42,720
       900                            900  CarrAmerica Realty Corp.                              27,765                     27,765
     2,400                          2,400  Equity Office Properties Trust                        72,240                     72,240
     1,200                          1,200  General Growth Properties, Inc.                       61,200                     61,200
     1,700                          1,700  ProLogis Trust                                        44,200                     44,200
                                                                                           ------------               ------------
                                                                                                248,125                    248,125
                                                                                           ------------               ------------

Restaurants
     12,100                        12,100  McDonald's Corp.                                     344,245                    344,245
                                                                                           ------------               ------------

Retail
     8,800                          8,800  Abercrombie & Fitch Co.                              212,256                    212,256
     6,900                          6,900  Bed, Bath & Beyond, Inc.                             260,406                    260,406
     4,800                          4,800  CVS Corp.                                            146,880                    146,880
     3,800             16,900      20,700  eBay, Inc.                                           234,156    1,041,377     1,275,533
     9,900                          9,900  Federated Department Stores, Inc.                    393,030                    393,030
    32,300              3,510      35,810  Home Depot, Inc.                                   1,186,379      128,922     1,315,301
     7,200                          7,200  Jones Apparel Group, Inc.                            270,000                    270,000
     8,400                          8,400  Kohl's Corp.                                         588,672                    588,672
     1,800                          1,800  Limited Brands                                        38,340                     38,340
     8,900             15,800      24,700  Lowe's Companies, Inc.                               404,060      717,320     1,121,380
     2,300                          2,300  May Department Stores Co.                             75,739                     75,739
     4,700                          4,700  Pier 1 Imports, Inc.                                  98,700                     98,700
     1,200              3,700       4,900  Sears, Roebuck & Co.                                  65,160      200,910       266,070
    14,500             17,285      31,785  Target Corp.                                         552,450      658,559     1,211,009
    18,800             10,100      28,900  The TJX Companies, Inc.                              368,668      198,061       566,729
    37,700             13,775      51,475  Wal-Mart Stores, Inc.                              2,073,877      757,762     2,831,639
     2,600              4,100       6,700  Walgreen Co.                                         100,438      158,383       258,821
     9,400                          9,400  Yum! Brands, Inc.                                    274,950                    274,950
                                                                                           ------------               ------------
                                                                                              7,344,161    3,861,294    11,205,455
                                                                                           ------------  -----------  ------------

Retail / Food & Drug
     2,500                          2,500  Albertson's, Inc.                                     76,150                     76,150
                                                                                           ------------               ------------

Semiconductors
     9,400                          9,400  Altera Corp.                                         127,840                    127,840
     1,400                          1,400  Analog Devices, Inc.                                  41,580                     41,580
    17,500             27,125      44,625  Applied Materials, Inc.                              332,850      515,918       848,768
     3,300                          3,300  Applied Micro Circuits Corp.                          15,609                     15,609
     3,100                          3,100  Broadcom Corp. Class A                                54,374                     54,374
    71,300             18,000      89,300  Intel Corp.                                        1,302,651      328,860     1,631,511
     5,800                          5,800  Linear Technology Corp.                              182,294                    182,294
     3,700                          3,700  LSI Logic Corp.                                       32,375                     32,375
     3,100              6,200       9,300  Maxim Integrated Products, Inc.                      118,823      237,646       356,469
     8,400                          8,400  PMC-Sierra, Inc.                                      77,868                     77,868
                       48,263      48,263  Taiwan Semiconductor ADR                                          627,412       627,412
    21,000                         21,000  Texas Instruments, Inc.                              497,700                    497,700
     7,900                          7,900  Xilinx, Inc.                                         177,197                    177,197
                                                                                           ------------               ------------
                                                                                              2,961,161    1,709,836     4,670,997
                                                                                           ------------  -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Telecommunications
     7,200                          7,200  American Tower Corp.                                  24,840                     24,840
    33,400                         33,400  AT&T Corp.                                           357,380                    357,380
    46,700                         46,700  AT&T Wireless Services, Inc.                         273,195                    273,195
    24,600              6,500      31,100  Bellsouth Corp.                                      774,900      204,750       979,650
    10,600                         10,600  Nortel Networks Corp.                                 15,370                     15,370
    21,000                         21,000  SBC Communications, Inc.                             640,500                    640,500
     3,000                          3,000  Sprint Corp. (FON Group)                              31,830                     31,830
    46,500                         46,500  Sprint Corp. (PCS Group)                             207,855                    207,855
    35,300              6,975      42,275  Verizon Communications, Inc.                       1,417,295      280,046     1,697,341
                                                                                           ------------  -----------  ------------
                                                                                              3,743,165      484,796     4,227,961
                                                                                           ------------  -----------  ------------

Tobacco
    28,300                         28,300  Philip Morris Companies, Inc.                      1,236,144                  1,236,144
                                                                                           ------------               ------------

Transportation Services
     2,000              5,150       7,150  FedEx Corp.                                          106,800      275,010       381,810
       600                            600  GATX Corp.                                            18,060                     18,060
                                                                                           ------------               ------------
                                                                                                124,860      275,010       399,870
                                                                                           ------------  -----------  ------------

Utilities
     1,300                          1,300  Ameren Corp.                                          55,913                     55,913
     1,000                          1,000  American Electric Power Co., Inc.                     40,020                     40,020
     3,500                          3,500  Cinergy Corp.                                        125,965                    125,965
     5,800                          5,800  Constellation Energy Group, Inc.                     170,172                    170,172
     7,900                          7,900  Dominion Resources, Inc.                             522,980                    522,980
     5,300                          5,300  DTE Energy Co.                                       236,592                    236,592
                        5,975       5,975  Duke Power Co.                                                    185,823       185,823
     7,800                          7,800  Entergy Corp.                                        331,032                    331,032
     3,800                          3,800  FirstEnergy Corp.                                    126,844                    126,844
    17,200                         17,200  PG&E Corp.                                           307,708                    307,708
     2,600                          2,600  Pinnacle West Capital Corp.                          102,700                    102,700
     2,300                          2,300  Potomac Electric Power Co.                            49,404                     49,404
     4,900                          4,900  Progress Energy, Inc.                                254,849                    254,849
     9,100                          9,100  Reliant Energy, Inc.                                 153,790                    153,790
     1,800                          1,800  Wisconsin Energy Corp.                                45,486                     45,486
     4,100                          4,100  Xcel Energy, Inc.                                     68,757                     68,757
                                                                                           ------------               ------------
                                                                                              2,592,212      185,823     2,778,035
                                                                                           ------------  -----------  ------------
Total Common  Stock                                                                          88,995,209   25,565,687   114,560,896
                                                                                           ------------  -----------  ------------

COMMERCIALPAPER
Financial Services
 1,200,000                      1,200,000  Amstel Funding Corp.                               1,199,040                  1,199,040
 1,200,000                      1,200,000  BCI Funding Corp.                                  1,198,744                  1,198,744



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

  1,300,000                     1,300,000  Blue Ridge Asset Funding Corp.                     1,298,966                  1,298,966
  1,300,000                     1,300,000  CDC Corp.                                          1,298,913                  1,298,913
  1,300,000                     1,300,000  Citibank Credit Card Corp.                         1,299,432                  1,299,432
  1,300,000                     1,300,000  Corporate Asset Funding Corp.                      1,298,412                  1,298,412
  1,200,000                     1,200,000  Den Norske Bank                                    1,199,403                  1,199,403
  1,200,000                     1,200,000  Dexia Delaware LLC                                 1,199,288                  1,199,288
  1,200,000                     1,200,000  Eureka Securitization, Inc.                        1,198,926                  1,198,926
  1,300,000                     1,300,000  Greenwich Funding Corp.                            1,296,554                  1,296,554
  1,200,000                     1,200,000  Nordea North America, Inc.                         1,198,643                  1,198,643
  1,300,000                     1,300,000  Pold Line Funding Corp.                            1,298,837                  1,298,837
  1,300,000                     1,300,000  Santander Central Hispano Finance                  1,297,664                  1,297,664
                                                                                           ------------               ------------
Total COMMERCIAL PAPER                                                                       16,282,822                 16,282,822
                                                                                           ------------               ------------

ASSET BACKED SECURITIES
Automobiles
  1,396,076                     1,396,076  Daimler Chrysler Auto                              1,433,263                  1,433,263
                                           Trust, Series 00-D, Class A3                    ------------               ------------

Financial Products/Services
  1,770,000                     1,770,000  Citibank Credit Card                               1,792,567                  1,792,567
                                           Issuance Trust, Series 01-A8, Class A8
    605,000                       605,000  Discover Card Master                                 651,300                    651,300
                                           Trust I, Series 99-6, Class A
    811,938                       811,938  Ford Credit Auto Owner                               825,589                    825,589
                                           Trust, Series 00-A, Class A4                    ------------               ------------
                                                                                              3,269,456                  3,269,456
                                                                                           ------------               ------------
Total ASSET BACKED SECURITIES                                                                 4,702,719                  4,702,719
                                                                                           ------------               ------------

CORPORATE BONDS
Aerospace / Defense
     25,000                        25,000  Northrop Grumman Corp. 7.75%, 02/15/31                27,269                     27,269
     60,000                        60,000  Raytheon Co. 6.55%, 03/15/10                          61,974                     61,974
                      750,000     750,000  United Technologies Corp.,                                        776,811       776,811
                                           6.10% 05/15/2012                                ------------               ------------
                                                                                                 89,243                    866,054
                                                                                           ------------               ------------

Amusement parks
                      650,000     650,000  Walt Disney, 4.88%, 07/02/04                                      664,223       664,223
                                                                                                         -----------  ------------

Automotive Parts And Supplies
    125,000                       125,000  Breed Technologies, Inc. 0.00%, 04/15/08                   0                          0
                                                                                           ------------               ------------

Banks
    150,000                       150,000  Abbey National PLC 8.96%, 12/29/49                   173,175                    173,175
     95,000                        95,000  Banc One Corp. 7.88%, 08/01/10                       107,771                    107,771
                      750,000     750,000  Bank of America Corp., 7.13%, 9/15/06                             818,600       818,600
    265,000                       265,000  Bank of America Corp. 7.40%, 01/15/11                290,229                    290,229



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

     30,000                        30,000  Bank One Capital III 8.75%, 09/01/30                  35,285                     35,285
    205,000                       205,000  Barclays Bank PLC * 8.55%, 09/15/49                  235,949                    235,949
    230,000                       230,000  BB&T Corp. 6.50%, 08/01/11                           240,608                    240,608
    165,000                       165,000  BNP Paribas Capital Trust 9.00%, 12/29/49*           192,553                    192,553
    120,000                       120,000  Dresdner Funding Trust I 8.15%, 06/30/31             129,574                   129,574*
    250,000                       250,000  First Union National Bank 7.80%, 08/18/10            279,825                    279,825
     80,000                        80,000  National Australia Bank 8.60%, 05/19/10               95,083                     95,083
    130,000                       130,000  National City Bank, Series                           132,388                    132,388
                                           BKNT 6.20%, 12/15/11
                      750,000     750,000  Regions Financial Corp., 6.38% 05/15/12                           771,974       771,974
     40,000                        40,000  Standard Chartered Bank 8.00%, 05/30/31*              41,954                     41,954
    255,000                       255,000  Suntrust Bank 6.38%, 04/01/11                        265,120                    265,120
    235,000                       235,000  U.S. Bank National Association Minnesota,            244,158                    244,158
                                           Series BKNT 6.38%, 08/01/11
    100,000                       100,000  Washington Mutual Bank 6.88%, 06/15/11               105,082                    105,082
                      750,000     750,000  Wells Fargo & CO., 7.55%, 6/21/10                                 835,645       835,645
                                                                                           ------------  -----------  ------------
                                                                                              2,568,754    2,426,219     4,994,973
                                                                                           ------------  -----------  ------------

Broadcast Media / Cable Television
    180,000                       180,000  AOL Time Warner, Inc. 7.63%, 04/15/31                157,609                    157,609
     65,000                        65,000  British Sky Broadcasting 8.20%, 07/15/09              63,896                     63,896
     75,000                        75,000  Charter Communication                                 50,250                     50,250
                                           Holdings LLC 8.25%, 04/01/07
     50,000                        50,000  Comcast Cable                                         45,061                     45,061
                                           Communications, Inc. 7.13%, 06/15/13
     60,000                        60,000  Echostar DBS Corp. 9.38%, 02/01/09                    55,500                     55,500
     60,000                        60,000  Mediacom LLC/Cap Corp. 9.50%, 01/15/13                51,900                     51,900
                                                                                           ------------               ------------
                                                                                                424,216                    424,216
                                                                                           ------------               ------------

Building - Residential/Commercial
     50,000                        50,000  D.R. Horton, Inc. 9.75%, 09/15/10                     51,750                     51,750
     30,000                        30,000  D.R. Horton, Inc. * 8.50%, 04/15/12                   30,113                     30,113
                                                                                           ------------               ------------
                                                                                                 81,863                     81,863
                                                                                           ------------               ------------

Business Services
     60,000                        60,000  Lamar Media Corp. 8.63%, 09/15/07                     61,500                     61,500
                                                                                           ------------               ------------

Chemicals / Diversified
     60,000                        60,000  Lyondell Chemical Co. 11.13%, 07/15/12                61,620                     61,620
                                                                                           ------------               ------------

Computer and data processing services
                    1,000,000   1,000,000  Electronic Data Systems, 6.85%, 10/15/2004                      1,057,535     1,057,535
                                                                                                         -----------  ------------

Computers - Services
                      250,000     250,000  Sun Microsystems Inc., 7.00%, 8/15/02                             250,898       250,898
                                                                                                         -----------  ------------

Containers
     60,000                        60,000  Owens-Brockway Glass                                  60,000                     60,000
                                           Container * 8.88%, 02/15/09



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

     20,000                        20,000  Stone Container Corp. 9.75%, 02/01/11                 21,400                     21,400
                                                                                           ------------               ------------
                                                                                                 81,400                     81,400
                                                                                           ------------               ------------

Crude Petroleum and Natural Gas
     45,000                        45,000  Anadarko Finance Co. 7.50%, 05/01/31                  47,999                     47,999
    100,000                       100,000  Lasmo (USA), Inc. 7.30%, 11/15/27                    108,292                    108,292
    105,000                       105,000  Occidental Petroleum Corp. 7.65%, 02/15/06           114,923                    114,923
                                                                                           ------------               ------------
                                                                                                271,214                    271,214
                                                                                           ------------               ------------

Diversified Manufacturing Operations
     90,000                        90,000  Honeywell International, Inc. 6.13%, 11/01/11         92,076                     92,076
                                                                                           ------------               ------------

Drugs
     35,000                        35,000  American Home Products 6.70%, 03/15/11                37,051                     37,051
                                                                                           ------------               ------------

Financial Products/Services
     15,000                        15,000  Ahold Finance USA, Inc. 6.88%, 05/01/29               14,117                     14,117
    210,000                       210,000  CIT Group, Inc. 7.75%, 04/02/12                      206,730                    206,730
    340,000                       340,000  Citigroup, Inc. 7.25%, 10/01/10                      370,087                    370,087
    800,000                       800,000  Credit Suisse First Boston                           799,417                    799,417
                                           USA, Inc. 0.00%, 07/15/02
     45,000                        45,000  Credit Suisse First Boston                            44,206                     44,206
                                           USA, Inc. 6.13%, 11/15/11
     70,000                        70,000  Credit Suisse First Boston                            70,549                     70,549
                                           USA, Inc. 6.50%, 01/15/12
    215,000                       215,000  Ford Motor Credit Co. 7.38%, 10/28/09                222,569                    222,569
    365,000                       365,000  Ford Motor Credit Co. 7.38%, 02/01/11                369,705                    369,705
    300,000                       300,000  General Elec Cap Corp.5.88%, 02/15/12                297,118                    297,118
     10,000                        10,000  General Motors Acceptance Corp. 6.88%,                 9,928                      9,928
                                                                                 09/15/11
     80,000           500,000     580,000  Goldman Sachs Group, Inc. 6.60%, 01/15/12             81,489      509,304       590,793
    185,000                       185,000  Household Finance Corp. 8.00%, 07/15/10              195,401                    195,401
    160,000                       160,000  Household Finance Corp. 7.00%, 05/15/12              159,097                    159,097
    190,000                       190,000  Ing Cap Funding Trust III 8.44%, 12/29/49            211,849                    211,849
    537,547                       537,547  Morgan Stanley Capital I 6.22%, 06/03/03             563,604                    563,604
    220,000                       220,000  Morgan Stanley Dean                                  226,312                    226,312
                                           Witter & Co. 6.75%, 04/15/11
     45,000                        45,000  National Rural Utilities 6.00%, 05/15/06              46,233                     46,233
     55,000                        55,000  National Rural Utilities 7.25%, 03/01/12              58,512                     58,512
     70,000                        70,000  Nisource Finance Corp. 7.88%, 11/15/10                72,345                     72,345
    205,000                       205,000  UBS Preferred Funding Trust I 8.62%,                 234,859                    234,859
                                                                                           ------------               ------------
                                                                                              4,254,127      509,304     4,763,431
                                                                                           ------------  -----------  ------------

Financial Services
                      750,000     750,000  Intl Lease Finance Corp.,                                         764,981       764,981
                                           5.80%, 08/15/07, Series MTNM
                    1,000,000   1,000,000  Freddie Mac, 5.00%, 01/15/04                                    1,036,425     1,036,425
                      750,000     750,000  Mellon Funding Corp., 4.875%, 06/15/07                            754,780       754,780
                                                                                                         -----------  ------------
                                                                                                           2,556,186     2,556,186
                                                                                                         -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Food & Beverage
     40,000                        40,000  Albertson's, Inc. 7.50%, 02/15/11                     43,622                     43,622
     55,000                        55,000  Archer-Daniels-Midland Co. 8.13%, 06/01/12            64,126                     64,126
    250,000                       250,000  Coca-Cola Enterprises, Inc. 5.38%, 08/18/06          257,272                    257,272
     55,000                        55,000  Conagra Foods, Inc. 6.75%, 09/15/11                   58,037                     58,037
     60,000                        60,000  Fleming Companies, Inc. 9.25%, 06/15/10               59,100                     59,100
     65,000                        65,000  Kraft Foods Inc 6.25%, 06/01/12                       66,977                     66,977
                                                                                           ------------               ------------
                                                                                                549,134                    549,134
                                                                                           ------------               ------------

Food Products & Services
                    1,000,000   1,000,000  Best Foods, 6.63%, 4/15/28                                        990,719       990,719
                                                                                                         -----------  ------------

Forestry
    100,000                       100,000  Weyerhaeuser Co. * 6.75%, 03/15/12                   103,552                    103,552
                                                                                           ------------               ------------

Grocery stores
                      750,000     750,000  Safeways, Inc., 6.15%, 1/3/06                                     788,530       788,530
                                                                                                         -----------  ------------

Healthcare
     75,000                        75,000  Tenet Healthcare Corp. 6.38%, 12/01/11                75,920                     75,920
     70,000                        70,000  Ventas Realty LP * 8.75%, 05/01/09                    70,700                     70,700
                                                                                           ------------               ------------
                                                                                                146,620                    146,620
                                                                                           ------------               ------------

Hotels / Motels
    150,000                       150,000  Cendant Corp. 7.75%, 12/01/03                        154,019                    154,019
     60,000                        60,000  Felcor Lodging LP 9.50%, 09/15/08                     60,900                     60,900
     55,000                        55,000  Host Marriott LP * 9.50%, 01/15/07                    55,481                     55,481
     35,000                        35,000  Mandalay Resort Group 10.25%, 08/01/07                36,706                     36,706
     60,000                        60,000  MGM Mirage, Inc. 8.38%, 02/01/11                      60,300                     60,300
     60,000                        60,000  Starwood Hotels & Resorts                             58,800                     58,800
                                           Worldwide * 7.88%, 05/01/12                     ------------               ------------
                                                                                                426,206                    426,206
                                                                                           ------------               ------------

Industrial Supplies
    125,000                       125,000  Lowe's Companies, Inc. 6.88%, 02/15/28               125,718                    125,718
                                                                                           ------------               ------------

Insurance
     55,000                        55,000  Axa 8.60%, 12/15/30                                   63,004                     63,004
     80,000                        80,000  Metlife, Inc. 6.13%, 12/01/11                         81,628                     81,628
                                                                                           ------------               ------------
                                                                                                144,632                    144,632
                                                                                           ------------               ------------

Leisure / Entertainment
     60,000                        60,000  Premier Parks, Inc. 9.75%, 06/15/07                   61,500                     61,500
                                                                                           ------------               ------------

Metals & Mining
     65,000                        65,000  AK Steel Corp. * 7.75%, 06/15/12                      64,350                     64,350
     85,000                        85,000  Alcoa, Inc. 6.00%, 01/15/12                           87,231                     87,231
                                                                                           ------------               ------------
                                                                                                151,581                    151,581
                                                                                           ------------               ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Mortgage Bankers and Correspondents
                      750,000     750,000  Countrywide Home Loans, Inc., 5.63%, 05/15/07                     766,921       766,921
                                                                                                         -----------  ------------

Motor Vehicles
     80,000                        80,000  Daimler Chrysler NA                                   88,443                     88,443
                                           Holding Corp. 8.50%, 01/18/31
    350,000                       350,000  General Motors Corp. 7.20%, 01/15/11                 356,448                    356,448
                                                                                           ------------               ------------
                                                                                                444,891                    444,891
                                                                                           ------------               ------------

Natural Gas Transmission
    150,000                       150,000  El Paso Natural Gas Co. 6.95%, 12/15/07              148,254                    148,254
     35,000                        35,000  TransCanada Pipelines Ltd. 8.63%, 05/15/12            41,404                     41,404
                                                                                           ------------               ------------
                                                                                                189,658                    189,658
                                                                                           ------------               ------------

Oil & Gas
     80,000                        80,000  Amerada Hess Corp. 7.88%, 10/01/29                    87,414                     87,414
     90,000                        90,000  Conoco Funding Co. 7.25%, 10/15/31                    95,340                     95,340
     35,000                        35,000  Devon Financing Corp. ULC 7.88%, 09/30/31             37,323                     37,323
     85,000                        85,000  Transocean Sedco Forex 6.63%, 04/15/11                87,524                     87,524
    105,000                       105,000  Valero Energy Corp. 6.88%, 04/15/12                  107,896                    107,896
                                                                                           ------------               ------------
                                                                                                415,497                    415,497
                                                                                           ------------               ------------

Oil and Gas Field Machinery
                      500,000     500,000  Baker Hughes, Inc., 6.25%, 01/15/09                               514,681       514,681
                                                                                                         -----------  ------------

Paper & Forest Products
    105,000                       105,000  International Paper Co. 6.75%, 09/01/11              109,351                    109,351
     50,000                        50,000  Meadwestvaco Corp. 6.85%, 04/01/12                    52,493                     52,493
     15,000                        15,000  Westvaco Corp. 8.20%, 01/15/30                        16,825                     16,825
                                                                                           ------------               ------------
                                                                                                178,669                    178,669
                                                                                           ------------               ------------

Personal Credit Institutions
                      500,000     500,000  Ford Motor Credit Co., 6.50%, 1/25/07                             500,457       500,457
                      750,000     750,000  Household Financial Corp, 5.75%, 1/30/07                          741,854       741,854
                                                                                                         -----------  ------------
                                                                                                           1,242,311     1,242,311
                                                                                                         -----------  ------------

Pollution Control
     55,000                        55,000  Allied Waste North                                    54,042                     54,042
                                           America, Inc. 10.00%, 08/01/09                  ------------               ------------
Railroads
     35,000                        35,000  Burlington North Santa Fe                             36,735                     36,735
                                           Corp. 6.75%, 07/15/11
     55,000                        55,000  Burlington Northern Santa                             61,971                     61,971
                                           Fe Corp. 7.95%, 08/15/30
     85,000                        85,000  CSX Corp. 6.30%, 03/15/12                             86,469                     86,469
    125,000                       125,000  Norfolk Southern Corp. 7.80%, 05/15/27               138,769                    138,769
     70,000                        70,000  Union Pacific Corp. 6.50%, 04/15/12                   73,134                     73,134
     40,000                        40,000  Union Pacific Corp. 6.63%, 2/1/29                     38,779                     38,779
                                                                                           ------------               ------------
                                                                                                435,857                    435,857
                                                                                           ------------               ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Real Estate
     60,000                        60,000  Beazer Homes USA, Inc. * 8.38%, 04/15/12              60,600                     60,600
     65,000                        65,000  MeriStar Hospitality Corp. 9.00%, 01/15/08            62,075                     62,075
                                                                                           ------------               ------------
                                                                                                122,675                    122,675
                                                                                           ------------               ------------

Retail
     55,000                        55,000  Federated Department                                  53,109                     53,109
                                           Stores, Inc. 6.90%, 404/01/29
     65,000                        65,000  Ingles Markets, Inc. 8.88%, 12/01/11                  64,675                     64,675
     60,000                        60,000  Kroger Co. 6.80%, 04/01/11                            62,435                     62,435
    135,000                       135,000  Safeway, Inc. 6.50%, 03/01/11                        139,095                    139,095
                      750,000     750,000  Target Corp, 6.35%, 1/15/11                                       787,729       787,729
     60,000                        60,000  Yum! Brands, Inc. 8.88%, 04/15/11                     63,600                     63,600
                                                                                           ------------               ------------
                                                                                                382,914      787,729     1,170,643
                                                                                           ------------  -----------  ------------

Semiconductors
     55,000                        55,000  Fairchild Semiconductor                               58,575                     58,575
                                           Corp. 10.50%, 02/01/09                          ------------               ------------
Sovereign
     55,000                        55,000  Federal Republic Of Brazil 11.00%, 01/11/12           33,275                     33,275
     85,000                        85,000  Federal Republic Of Brazil 11.00%, 08/17/40           47,600                     47,600
     68,600                        68,600  Republic Of Bulgaria 2.69%, 07/28/11                  60,968                     60,968
      9,372                         9,372  Republic Of Colombia 9.75%, 04/09/11                   9,606                      9,606
     30,000                        30,000  Republic Of Peru 9.13%, 02/21/12                      26,850                     26,850
     59,400                        59,400  Republic Of Peru 4.50%, 03/07/17                      43,065                     43,065
      5,000                         5,000  Republic Of Peru * 9.13%, 02/21/12                     4,528                      4,528
     60,000                        60,000  Republic Of Philippines 8.88%, 04/15/08               62,549                     62,549
     50,000                        50,000  Republic Of Turkey 12.38%, 06/15/09                   46,438                     46,438
     15,000                        15,000  Republic Of Turkey 11.88%, 01/15/30                   12,806                     12,806
     25,000                        25,000  Russia Federation 10.00%, 06/26/07                    26,488                     26,488
     35,000                        35,000  Russian Federation 8.25%, 03/31/10                    34,423                     34,423
     40,000                        40,000  Russian Federation 5.00%, 03/31/30                    27,768                     27,768
     45,000                        45,000  United Mexican States 8.50%, 02/01/06                 47,925                     47,925
     55,000                        55,000  United Mexican States 7.50%, 01/14/12                 54,368                     54,368
    110,000                       110,000  United Mexican States 8.30%, 08/15/31                106,974                    106,974
                                                                                           ------------               ------------
                                                                                                645,631                    645,631
                                                                                           ------------               ------------

Special Purpose Entity
     90,000                        90,000  Pemex Project Funding                                 93,375                     93,375
                                           Master Trust 8.50%, 02/15/08
    291,580                       291,580  TRAINS 10-2002 6.86%, 01/15/12                       299,382                    299,382
    144,000                       144,000  TRAINS 5-2002 5.89%, 01/25/07                        146,117                    146,117
                                                                                           ------------               ------------
                                                                                                538,874                    538,874
                                                                                           ------------               ------------

Telecommunications
    165,000                       165,000  AT&T Corp. * 7.30%, 11/15/11                         136,950                    136,950
    115,000                       115,000  AT&T Wireless Services, Inc. 7.88%, 03/01/11          92,890                     92,890



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

     15,000                        15,000  AT&T Wireless Services, Inc. 8.13%, 05/01/12          12,232                     12,232
     35,000                        35,000  AT&T Wireless Services, Inc. 8.75%, 03/01/31          27,030                     27,030
    105,000                       105,000  BellSouth Capital Funding 7.88%, 02/15/30            117,545                    117,545
    100,000                       100,000  British Telecom PLC 8.38%, 12/15/10                  108,820                    108,820
     30,000                        30,000  British Telecom PLC 8.88%, 12/15/30                   32,675                     32,675
     95,000                        95,000  Cingluar Wireless * 6.50%, 12/15/11                   88,463                     88,463
     75,000                        75,000  Cox Communications, Inc.,  7.75%, 08/15/06            74,705                     74,705
     55,000                        55,000  Deutsche Telekom 8.25%, 06/15/30                      51,128                     51,128
    115,000                       115,000  France Telecom SA 8.25%, 03/01/11                    105,004                    105,004
     55,000                        55,000  Qwest Capital Funding 7.90%, 08/15/10                 31,075                     31,075
    195,000                       195,000  Sprint Capital Corp. 5.70%, 11/15/03                 173,281                    173,281
                      750,000     750,000  SBC Communications, 6.25%, 3/15/11                                767,838       767,838
    130,000                       130,000  Tele-Communications, Inc. 7.88%, 08/01/13            117,924                    117,924
    105,000                       105,000  Verizon New Jersey, Inc. 5.88%, 01/17/12              98,086                     98,086
    105,000                       105,000  Verizon New York, Inc. 04/01/12                      104,470                    104,470
                                                                                           ------------               ------------
                                                                                              1,372,278                  2,140,116
                                                                                           ------------               ------------

Utilities
     25,000                        25,000  Alberta Energy Co. Ltd. 7.38%, 11/01/31               26,680                     26,680
                      500,000     500,000  Consolidated Edison Inc., 5.625% 07/01/2012                       494,161       494,161
     60,000                        60,000  Chesapeake Energy Corp. 8.13%, 04/01/11               58,950                     58,950
    115,000                       115,000  Constellation Energy Group 7.00%, 04/01/12           120,098                    120,098
    155,000                       155,000  Dominion Resources, Inc. 8.13%, 06/15/10             174,067                    174,067
     45,000                        45,000  FirstEnergy Corp., Series B 6.45%, 11/15/11           43,690                     43,690
     50,000                        50,000  Midamerican Energy Co. 6.75%, 12/30/31                48,936                     48,936
     55,000                        55,000  Oncor Electric Delivery * 6.38%, 05/01/12             56,510                     56,510
     55,000                        55,000  Pacificorp 7.70%, 11/15/31                            61,071                     61,071
     75,000                        75,000  Progress Energy, Inc. 7.10%, 03/01/11                 79,231                     79,231
     60,000                        60,000  Progress Energy, Inc. 6.85%, 04/15/12                 62,486                     62,486
     80,000                        80,000  PSE&G Power LLC 7.75%, 04/15/11                       84,546                     84,546
     65,000                        65,000  Texas Utilities Holdings 6.38%, 06/15/06              66,853                     66,853
    150,000                       150,000  Xcel Energy, Inc. 7.00%, 12/01/10                    136,426                    136,426
                                                                                           ------------               ------------
                                                                                              1,019,544                  1,513,705
                                                                                           ------------               ------------
Total CORPORATE BONDS                                                                        15,591,112   14,594,066    30,185,178
                                                                                           ------------  -----------  ------------

MORTGAGE-BACKED SECURITIES
Federal Home Loan Mortgage Corporation
     835,000                      835,000  5.75%, 01/15/12                                      857,891                    857,891
     400,000                      400,000  TBA, 6.00%, 07/19/16                                 407,750                    407,750
     169,541                      169,541  Pool #C00785 6.50%, 06/01/29                         173,496                    173,496
     416,500                      416,500  Pool #G01155 6.50%, 07/01/32                         426,947                    426,947
   3,500,000                    3,500,000  TBA, 6.50%, 07/01/32                               3,568,908                  3,568,908
   5,000,000                    5,000,000  TBA 7.00%, 07/01/32                                5,176,560                  5,176,560
                      125,427     125,427  9.00%, 08/01/04, Pool #380054                                     128,894       128,894
                      135,253     135,253  9.00%, 12/01/04, Pool #380061                                     140,904       140,904
                      107,747     107,747  9.50%, 08/01/05, Pool #200089                                     112,089       112,089
                       34,138      34,138  9.50%, 03/01/06, Pool #730238,                                     35,974        35,974
                                           Tiered Payment Note
                       94,877      94,877  8.00%, 11/01/08, Pool #309774                                      99,882        99,882
                                                                                                                      ------------
                                                                                             10,611,552      517,743    11,129,295
                                                                                           ------------  -----------  ------------



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

Federal National Mortgage Association
     800,000                      800,000  1.74%, 07/10/02                                      799,613                    799,613
   1,500,000                    1,500,000  TBA, 6.00%, 07/01/17                               1,528,594                  1,528,594
     116,544                      116,544  Pool #436695 6.50%, 07/01/28                         119,371                    119,371
      30,127                       30,127  Pool #459901 6.50%, 01/01/29                          30,858                     30,858
     658,531                      658,531  Pool #479527 6.50%, 06/01/29                         673,503                    673,503
      33,637                       33,637  Pool #507401 6.50%, 07/01/29                          34,402                     34,402
     23,508                        23,508  Pool #509846 6.50%, 08/01/29                          24,042                     24,042
     529,872                      529,872  Pool #252645 6.50%, 08/01/29                         541,919                    541,919
      50,617                       50,617  Pool #508502 6.50%, 08/01/29                          51,768                     51,768
      14,180                       14,180  Pool #508698 6.50%, 08/01/29                          14,502                     14,502
      76,477                       76,477  Pool #509440 6.50%, 10/01/29                          78,216                     78,216
      16,324                       16,324  Pool #511229 6.50%, 10/01/29                          16,695                     16,695
      54,223                       54,223  Pool #519775 6.50%, 11/01/29                          55,456                     55,456
     735,000                      735,000  7.25%, 05/15/30                                      836,959                    836,959
      30,000                       30,000  6.63%, 11/15/30                                       31,674                     31,674
     587,320                      587,320  Pool #590944 7.00%, 08/01/31                         608,922                    608,922
     231,935                      231,935  Pool #606827 6.50%, 10/01/31                         236,826                    236,826
   6,620,000                    6,620,000  TBA, 6.00%, 07/01/32                               6,599,314                  6,599,314
                       60,653      60,653  7.75%, 03/01/08, Pool #10072,                                      64,109        64,109
                                           Fha/VA Guaranteed
                       38,589      38,589  7.75%, 05/01/08, Pool #3918                                        40,787        40,787
                                           Fha/VA Guaranteed
                      104,577     104,577  Pool #205994, 7.00%, 03/01/08                                     110,478       110,478
                       85,504      85,504  Pool #251782, 10.50%, 3/1/18                                       97,906        97,906
                      261,444     261,444  Pool #252397, 7.50%, 05/1/28                                      276,083       276,083
                      274,163     274,163  Pool #496045, 8.00%, 1/1/28                                       294,365       294,365
                      375,161     375,161  Pool #496046, 8.50%, 10/1/26                                      404,221       404,221
                      163,886     163,886  Pool #499418, 8.00%, 10/1/27                                      175,763       175,763
                      474,498     474,498  Pool #516898, 7.00%, 1/1/30                                       492,209       492,209
                      163,193     163,193  Pool #538673, 8.00%, 6/1/23                                       175,019       175,019
                                                                                                         -----------  ------------
                                                                                             12,282,634    2,130,940    14,413,574
                                                                                           ------------  -----------  ------------

Financial Services
   1,000,000                    1,000,000  CS First Boston Mortgage                           1,031,075                  1,031,075
                                           Securities Corp., Series
                                           02-CKN2, Class A3 6.13%, 04/15/37
   1,000,000                    1,000,000  First Union - Lehman Brothers Commercial           1,071,443                  1,071,443
                                           Mortgage Trust, Series 97-C2,
                                           Class A3, CMO, 6.65%, 11/18/29
     630,000                      630,000  LB Commercial Conduit Mortgage Trust,                697,790                    697,790
                                           Series 99-C2, Class A2,
                                           7.33%, 10/15/32
   1,095,000                    1,095,000  LB-UBS Commercial Mortgage Trust,                  1,154,287                  1,154,287
                                           Series 02-C1, Class A4,
                                           6.46%, 03/15/31



J.P. MORGAN GVIT BALANCED FUND / BALANCED PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                June 30, 2002
(Unaudited)
Fund 1 represents J.P. Morgan GVIT Balanced Fund.  Fund 2 represents Balanced Portfolio.

                                Proforma                                                                                Proforma
Fund 1               Fund 2     Combined                                                      Fund 1       Fund 2       Combined
Shares or          Shares or   Shares or               Security Description                   Market       Market        Market
PRINCIPAL          PRINCIPAL   PRINCIPAL                                                     Value ($)     Value ($)    Value ($)
AMOUNT ($)         AMOUNT ($)  AMOUNT ($)
-----------------------------------------  ----------------------------------------------  ------------  -----------  ------------

     486,153                      486,153  Morgan Stanley Capital I, Series 98-WF2,             512,350                    512,350
                                           Class A1, 6.34%, 07/15/30
     545,000                      545,000  Morgan Stanley Dean Witter Capital I,                570,744                    570,744
                                                                                           ------------               ------------
                                                                                              5,037,689                  5,037,689
                                                                                           ------------               ------------

Government National Mortgage Association
   3,000,000                    3,000,000  TBA, 6.50%, 07/01/32                               3,059,064                  3,059,064
   1,500,000                    1,500,000  TBA, 6.50%, 07/15/32                               1,529,532                  1,529,532
                                                                                           ------------               ------------
                                                                                              4,588,596                  4,588,596
                                                                                           ------------               ------------
Total MORTGAGE-BACKED SECURITIES                                                             32,520,471    2,648,683    35,169,154
                                                                                           ------------  -----------  ------------

U.S. GOVERNMENT LONG-TERM OBLIGATIONS
U.S. Treasury Bonds
                    2,000,000   2,000,000  9.25%, 02/15/16                                                 2,748,502     2,748,502
                    3,500,000   3,500,000  7.25%, 05/15/16                                                 4,124,946     4,124,946
     500,000                      500,000  8.88%, 02/15/19                                      680,064                    680,064
     725,000                      725,000  8.00%, 11/15/21                                      927,321                    927,321
     535,000                      535,000  6.75%, 08/15/26                                      608,980                    608,980
     160,000                      160,000  6.13%, 08/15/29                                      169,929                    169,929
     385,000                      385,000  5.38%, 02/15/31                                      376,999                    376,999
                                                                                           ------------               ------------
                                                                                              2,763,293                  9,636,741
                                                                                           ------------               ------------

U.S. Treasury Notes
      60,000                       60,000  3.63%, 08/31/03                                       60,982                     60,982
     600,000                      600,000  3.00%, 02/29/04                                      603,492                    603,492
      85,000                       85,000  3.50%, 11/15/06                                       83,486                     83,486
   5,250,000                    5,250,000  4.38%, 05/15/07                                    5,322,187                  5,322,187
     730,000                      730,000  4.88%, 02/15/12                                      732,738                    732,738
                      500,000     500,000  6.25%, 08/15/23                                                   535,714       535,714
                    4,000,000   4,000,000  U.S. Treasury Note 5.75%, 08/15/10                              4,278,753     4,278,753
                      500,000     500,000  U.S. Treasury Note 5.00%, 08/15/11                                506,945       506,945
                                                                                           ------------               ------------
                                                                                              6,802,885                 12,124,297

                                                                                           ------------  -----------  ------------
Total U.S. GOVERNMENT LONG-TERM OBLIGATIONS                                                   9,566,178   12,194,860    21,761,038
                                                                                           ------------  -----------  ------------

SHORT TERM INVESTMENTS
                      423,381     423,381  One Group Prime Money                                             423,381       423,381
                                           Market- Institutional Class                                   -----------  ------------
Total Short Term Investments                                                                                 423,381       423,381
                                                                                                         -----------  ------------

REPURCHASE AGREEMENT
   2,801,815                    2,801,815  Fifth Third Bank, 1.86%,                           2,801,815                  2,801,815
                                                                                           ------------               ------------
                                           7/1/02 (Fully collateralized by FG)

Total Repurchase Agreement                                                                    2,801,815                  2,801,815
                                                                                           ------------               ------------

(A)TOTAL INVESTMENTS RESPECTIVELY)   (COST $184,437,269; $63,971,280 AND $248,408,549;      170,460,326   62,865,824   233,326,150
                                                                                           ============  ===========  ============

----------------
(a)  Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation (depreciation) of securities.
*    Represents a restricted security acquired and eligible for resale under
     Rule 144A, which limits the resale to certain qualified buyers.
**   Bond in Default
***  Variable Rate Security.  The rate reflected is the rate in effect 6/30/02.
ADR  American Depositary Receipt
BKNT Bank Note
FG   Federal Gold
MTNM Medium Term Note

---------------------------------------------------------------------------------------
At June 30, 2002 the Fund's open long futures were as follows:
                                                                          Unrealized
                                                         Market Value    Appreciation
Number of Long                                            Covered by    (Depreciation)
(Short) Contracts   Long / Short Contracts  Expiration    Contracts       at 6/30/02
------------------  ----------------------  ----------  --------------  ---------------
10                  90day Euro$ Future        9/16/02   $   2,451,125   $       30,570
(44)                U.S. 5yr Note Future      9/19/02      (4,726,563)         (83,325)
(46)                U.S. 5yr Note Future      9/19/02      (4,932,781)         (91,830)
11                  U.S. Long Bond Future     9/19/02       1,130,594           28,171
10                  90day Euro$ Future        12/16/02      2,443,250           39,945
10                  90day Euro$ Future        3/17/03       2,431,125           43,570
10                  90day Euro$ Future        6/16/03       2,415,375           40,070
10                  90day Euro$ Future        9/15/03       2,401,000           33,820
10                  90day Euro$ Future        12/15/03      2,390,375           29,195
10                  90day Euro$ Future        3/15/04       2,383,125           25,945
10                  90day Euro$ Future        6/14/04       2,377,125           (3,143)
                                                                        ---------------
TOTAL CONTRACTS:                                                        $       92,988
                                                                        ===============


See notes to financial statements.


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS
                                       Federal Farm Credit Bank
 10,000,000                10,000,000  6.30%, 09/23/04                                       10,649,980                 10,649,980
 10,000,000                10,000,000  6.50%, 11/22/05                                       10,822,830                 10,822,830
 10,000,000                10,000,000  5.55%, 03/26/08                                       10,440,800                 10,440,800
                                                                                           ------------               ------------
                                                                                             31,913,610                 31,913,610
                                                                                           ------------               ------------

Federal Home Loan Bank
  4,135,000                 4,135,000  5.74%, 02/25/05                                        4,367,441                  4,367,441
  8,500,000                 8,500,000  7.32%, 04/21/05                                        9,356,673                  9,356,673
 15,000,000                15,000,000  4.58%, 04/22/05                                       15,274,920                 15,274,920
  6,395,000                 6,395,000  5.80%, 08/12/05                                        6,792,667                  6,792,667
  5,000,000                 5,000,000  5.12%, 03/17/06                                        5,135,670                  5,135,670
  5,835,000                 5,835,000  5.70%, 06/07/06                                        6,094,914                  6,094,914
 20,000,000                20,000,000  5.63%, 07/26/06                                       20,886,979                 20,886,979
 16,375,000                16,375,000  5.24%, 12/18/08                                       16,772,617                 16,772,617
  6,860,000                 6,860,000  5.91%, 04/07/09                                        7,268,774                  7,268,774
 10,000,000                10,000,000  6.63%, 06/30/14                                       10,913,820                 10,913,820
  6,900,000                 6,900,000  7.38%, 02/13/15                                        8,037,631                  8,037,631
                                                                                           ------------               ------------
                                                                                            110,902,106                110,902,106
                                                                                           ------------               ------------

Federal Home Loan Mortgage Corporation
 25,000,000                25,000,000  3.50%, 04/19/04                                       25,168,600                 25,168,600
 25,000,000                25,000,000  3.88%, 02/15/05                                       25,281,075                 25,281,075
  5,000,000                 5,000,000  6.80%, 08/22/05                                        5,466,050                  5,466,050
  5,000,000                 5,000,000  6.79%, 08/26/05                                        5,465,195                  5,465,195
 10,000,000                10,000,000  5.70%, 07/11/06                                       10,310,490                 10,310,490
 10,000,000                10,000,000  5.38%, 08/16/06                                       10,372,930                 10,372,930
  6,666,000                 6,666,000  5.82%, 12/05/06                                        6,867,640                  6,867,640
  5,000,000                 5,000,000  6.70%, 01/09/07                                        5,488,415                  5,488,415
 10,000,000                10,000,000  4.88%, 03/15/07                                       10,221,430                 10,221,430
 30,000,000                30,000,000  6.00%, 05/25/12                                       30,276,660                 30,276,660
  9,379,412                 9,379,412  6.50%, 03/15/31                                        9,651,682                  9,651,682
                 94,877        94,877  Pool #309774, 8.00%, 11/01/08                                          99,882        99,882
                  7,920         7,920  Pool #170217, 8.00%, 03/01/17                                           8,519         8,519
                903,191       903,191  Pool #C01172, 6.50%, 05/01/31                                         922,744       922,744
                183,751       183,751  Gold Pool #C01184, 6.50%, 06/01/31                                    187,729       187,729
                850,317       850,317  Gold Pool #C60657, 6.50%, 11/01/31                                    868,726       868,726
                500,000       500,000  6.25%, 7/15/32                                                        502,698       502,698
                400,000       400,000  TBA Gold, 7.50%, 07/01/32                                             419,875       419,875
                                                                                                         -----------  ------------
                                                                                            144,570,167    3,010,173   147,580,340
                                                                                           ------------  -----------  ------------

Federal National Mortgage Association
 31,200,000                31,200,000  3.48%, 05/05/04                                       31,335,938                 31,335,938
 32,000,000                32,000,000  3.80%, 12/20/04                                       32,360,000                 32,360,000
 10,000,000                10,000,000  5.50%, 05/03/06                                       10,425,540                 10,425,540
  7,000,000                 7,000,000  5.78%, 06/06/06                                        7,240,639                  7,240,639
 10,000,000                10,000,000  5.15%, 05/03/07                                       10,295,680                 10,295,680
  5,000,000                 5,000,000  6.50%, 07/25/08                                        5,319,454                  5,319,454
  5,010,000                 5,010,000  15.00%, 08/06/13                                       8,923,151                  8,923,151
 12,545,000                12,545,000  10.35%, 12/10/15                                      18,010,204                 18,010,204
  4,781,807                 4,781,807  6.68%, 05/01/16                                        5,082,272                  5,082,272


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

    384,704                   384,704  9.25%, 10/25/18                                          426,530                    426,530
                600,000       600,000  5.00%, 01/15/07                                                       616,376       616,376
              1,060,000     1,060,000  6.00%, 05/15/11                                                     1,110,907     1,110,907
                 40,000        40,000  5.38%, 11/15/11                                                        40,039        40,039
                195,339       195,339  Pool #50544, 8.00%, 03/01/22                                          209,733       209,733
                137,051       137,051  Pool #538673, 8.00%, 06/01/23                                         146,983       146,983
                283,777       283,777  Series 2001-W2, Class AS1, 4.49%, 08/25/28                            284,864       284,864
                 89,368        89,368  Pool #251532, 10.50%, 11/01/17                                        102,248       102,248
                191,522       191,522  Pool #25228, 7.00%, 12/01/28                                          199,216       199,216
                556,212       556,212  Pool #252396, 7.00%, 09/01/28                                         578,353       578,353
                494,990       494,990  Pool #252471, 8.50%, 04/01/28                                         534,330       534,330
              1,500,000     1,500,000  TBA (b), 6.00%, 07/01/32                                            1,495,313     1,495,313
              3,000,000     3,000,000  TBA (b), 7.00%, 07/01/32                                            3,105,937     3,105,937
                                                                                           ------------  -----------  ------------
                                                                                            129,419,408    8,424,299   137,843,707
                                                                                           ------------  -----------  ------------

Government National Mortgage Association
                227,387       227,387  Pool #387078, 7.00%, 04/15/09                                         241,876       241,876
                620,026       620,026  Pool #348813, 7.50%, 06/15/23                                         659,655       659,655
                617,461       617,461  Pool #366564, 7.50%, 09/15/23                                         656,927       656,927
                210,799       210,799  Pool #536369, 7.50%, 11/15/30                                         222,647       222,647
                800,000       800,000  Series 1999-C2, Class A2, 6.95%, 09/15/33                             869,527       869,527
                226,204       226,204  Pool #250559, 7.50%, 03/01/26                                         241,158       241,158
              8,200,000     8,200,000  TBA (b), 6.50%, 07/01/32                                            8,361,442     8,361,442
              2,800,000     2,800,000  TBA (b), 7.00%, 07/15/32                                            2,905,874     2,905,874
                                                                                                         -----------  ------------
                                                                                                          14,159,106    14,159,106
                                                                                                         -----------  ------------
Guaranteed Export Trust
 20,235,546                20,235,546  7.12%, 04/15/06                                       21,626,943                 21,626,943
                                                                                           ------------               ------------

Private Export Funding Company
  3,200,000                 3,200,000  5.80%, 02/01/04                                        3,295,168                  3,295,168
  9,528,000                 9,528,000  6.86%, 04/30/04                                        9,986,202                  9,986,202
  8,100,000                 8,100,000  6.62%, 10/01/05                                        8,786,410                  8,786,410
                                                                                           ------------               ------------
                                                                                             22,067,780                 22,067,780
                                                                                           ------------               ------------

Resolution Funding Corp.
 20,000,000                20,000,000  0.00%, 07/21/03                                       19,498,300                 19,498,300
100,000,000               100,000,000  0.00%, 01/15/13                                       55,673,700                 55,673,700
 25,000,000                25,000,000  0.00%, 07/15/13                                       13,397,925                 13,397,925
 25,000,000                25,000,000  0.00%, 01/15/14                                       12,881,775                 12,881,775
 30,000,000                30,000,000  0.00%, 01/15/15                                       14,347,950                 14,347,950
                                                                                           ------------               ------------
                                                                                            115,799,650                115,799,650
                                                                                           ------------               ------------

Stripped Government Receipts
 10,000,000                10,000,000  0.00%, 05/15/11                                        8,496,210                  8,496,210
 20,000,000                20,000,000  0.00%, 11/15/11                                       16,616,360                 16,616,360
 25,000,000                25,000,000  0.00%, 11/15/21                                        7,908,950                  7,908,950
                                                                                           ------------               ------------
                                                                                             33,021,520                 33,021,520
                                                                                           ------------               ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

U.S. Government Agency
 13,000,000                13,000,000  5.34%, 03/15/06                                       13,582,907   13,582,907
                                                                                           ------------  -----------
U.S. Treasury Bonds
 15,000,000                15,000,000  10.38%, 11/15/12                                      19,279,095   19,279,095
 45,000,000                45,000,000  12.00%, 08/15/13                                      62,917,380   62,917,380
 51,000,000                51,000,000  11.25%, 02/15/15                                      79,233,293   79,233,293
 35,000,000                35,000,000  8.75%, 05/15/17                                       46,699,310   46,699,310
 30,000,000                30,000,000  9.00%, 11/15/18                                       41,193,750   41,193,750
 43,000,000                43,000,000  6.75%, 08/15/26                                       48,946,083   48,946,083
                390,000       390,000  5.38%, 02/15/31                                                       381,895       381,895
                330,000       330,000  6.13%, 08/15/29                                                       350,479       350,479
                                                                                                         -----------  ------------

                                                                                            298,268,911      732,374   299,001,285
                                                                                           ------------  -----------  ------------
U.S. Treasury Inflation Protected Bonds
              3,080,000     3,080,000  3.88%, 04/15/29                                                     3,796,582     3,796,582
                                                                                                         -----------  ------------

U.S. Treasury Notes
                280,000       280,000  4.75%, 11/15/08                                                       285,123       285,123
 18,000,000                18,000,000  10.38%, 11/15/09                                      20,900,394                 20,900,394
                                                                                           ------------               ------------
                                                                                             20,900,394      285,123    21,185,517
                                                                                           ------------  -----------  ------------

U.S. Treasury Strips
              1,650,000     1,650,000  0.00%, 11/25/27                                                       370,004       370,004
                                                                                                         -----------  ------------

Total U.S. Government Agency Obligations                                                    942,073,396   30,777,661   972,851,057
                                                                                           ------------  -----------  ------------

MORTGAGE-BACKED SECURITIES
Federal Home Loan Mortgage Corporation
 10,496,720                10,496,720  Pool #M90718, Pool                                    10,739,034                 10,739,034
                                       #M90718, 5.50%, 04/01/07
    861,569                   861,569  Series 107,                                              862,453                    862,453
                                       Class F, 8.65%, 12/15/04
  2,676,030                 2,676,030  Series 1136,                                           2,747,814                  2,747,814
                                       Class H, 6.00%, 09/15/21
 15,000,000                15,000,000  Series 13, Class                                      15,955,094                 15,955,094
                                        PL, 7.00%, 08/25/22
  4,750,000                 4,750,000  Series 1541, 7.00%, 10/15/22                           5,073,316                  5,073,316
  5,000,000                 5,000,000  Series 1583, 6.50%, 03/15/22                           5,280,129                  5,280,129
  4,396,000                 4,396,000  Series 1711, 6.75%, 06/15/23                           4,671,383                  4,671,383
  3,271,000                 3,271,000  Series 2043, 6.50%, 05/15/14                           3,409,391                  3,409,391
 19,370,000                19,370,000  Series 2050, Series 2050                              20,208,244                 20,208,244
                                       Class Pg, 6.00%, 12/15/11
 12,000,000                12,000,000  Series 2063, 6.25%, 04/15/12                          12,559,003                 12,559,003
 10,000,000                10,000,000  Series 2072, 6.25%, 07/15/24                          10,337,407                 10,337,407
 15,000,000                15,000,000  Series 2081, 6.25%, 06/15/24                          15,477,608                 15,477,608
 11,000,000                11,000,000  Series 2102, 6.00%, 10/15/11                          11,483,287                 11,483,287
  3,500,000                 3,500,000  Series 2114, 6.00%, 01/15/28                           3,478,008                  3,478,008
 12,000,000                12,000,000  Series 2115, 6.00%, 11/15/10                          12,495,060                 12,495,060
 11,500,000                11,500,000  Series 2138, 6.00%, 12/15/11                          11,970,877                 11,970,877


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

 10,000,000                10,000,000  Series 2348, 6.50%, 11/15/14                          10,368,064                 10,368,064
 10,000,000                10,000,000  Series 2353, Series 2353,                             10,371,316                 10,371,316
                                       Class Pc, 6.50%, 09/15/15
 10,000,000                10,000,000  Series 2362, 7.00%, 07/15/21                          10,555,139                 10,555,139
                                                                                           ------------               ------------
                                                                                            178,042,627                178,042,627
                                                                                           ------------               ------------

Federal National Mortgage Association
  9,279,978                 9,279,978  Pool #323286, 7.13%, 09/01/07                         10,076,363                 10,076,363
  3,895,654                 3,895,654  Pool #375411, 6.97%, 10/01/07                          4,226,933                  4,226,933
  8,807,060                 8,807,060  Pool #375593, 6.68%, 12/01/07                          9,352,394                  9,352,394
  4,940,295                 4,940,295  Pool #380276, 6.36%, 04/01/08                          5,233,424                  5,233,424
 14,257,676                14,257,676  Pool #380348, 6.28%, 05/01/08                         15,055,740                 15,055,740
  6,529,916                 6,529,916  Pool #380538, 6.24%, 08/01/08                          6,884,507                  6,884,507
  4,807,930                 4,807,930  Pool #381089, 5.70%, 01/01/09                          4,952,322                  4,952,322
 11,382,957                11,382,957  Pool #383661, 6.62%, 06/01/16                         12,162,781                 12,162,781
  7,608,082                 7,608,082  Pool # 73442, 7.08%, 05/01/06                          8,237,294                  8,237,294
  9,114,727                 9,114,727  Pool #M80696, 6.00%, 08/01/08                          9,347,895                  9,347,895
    465,279                   465,279  Series 1991-73, 8.00%, 07/25/21                          504,317                    504,317
  4,052,948                 4,052,948  Series 1992-192, 6.50%, 08/25/07                       4,210,576                  4,210,576
  9,534,153                 9,534,153  Series 1992-68, 8.00%, 05/25/07                       10,128,142                 10,128,142
 10,000,000                10,000,000  Series 1993-149, Class M,                             10,657,359                 10,657,359
                                       7.00%, 08/25/23
  1,216,276                 1,216,276  Series 1993-164, 6.50%, 09/25/08                       1,228,981                  1,228,981
  4,742,240                 4,742,240  Series 1993-188, 6.25%, 03/25/13                       4,924,014                  4,924,014
  5,000,000                 5,000,000  Series 1993-223, 6.50%, 05/25/23                       5,278,382                  5,278,382
  6,000,376                 6,000,376  Series 1994-33, 6.00%, 03/25/09                        6,283,319                  6,283,319
 10,000,000                10,000,000  Series 1994-76, 5.00%, 02/25/24                       10,276,458                 10,276,458
  5,000,000                 5,000,000  Series 1997-26, Class B,                               5,211,396                  5,211,396
                                       7.00%, 05/18/27
  4,500,000                 4,500,000  Series 1998-M2 C, 6.43%, 02/17/30                      4,779,362                  4,779,362
  5,000,000                 5,000,000  Series 1999-64, 7.00%, 07/25/26                        5,226,680                  5,226,680
  6,924,000                 6,924,000  Series 2001-25, 6.50%, 02/25/15                        7,151,517                  7,151,517
 14,944,800                14,944,800  Series 2001-41, 6.50%, 01/25/15                       15,502,020                 15,502,020
  6,215,000                 6,215,000  Series 2001-T11, Class B,                              6,247,550                  6,247,550
                                       5.50%, 09/25/11                                     ------------               ------------
                                                                                            183,139,726                183,139,726
                                                                                           ------------               ------------

Government National Mortgage Association
 29,838,491                29,838,491  Series 2002-29, 6.50%, 02/16/13                       31,307,171                 31,307,171
  4,640,000                 4,640,000  Series 96-22, 7.00%, 08/16/13                          4,958,742                  4,958,742
                                                                                           ------------               ------------
                                                                                             36,265,913                 36,265,913
                                                                                           ------------               ------------
Veterans Administration
 10,932,495                10,932,495  Vendee Mortgage Trust, 6.75%,                         11,419,647                 11,419,647
                                       6/15/2026                                           ------------               ------------

Total Mortgage-Backed Securities                                                            408,867,913                408,867,913
                                                                                           ------------               ------------
CORPORATE BONDS
Aerospace
                 30,000        30,000  Lear Corp., 7.96%, 05/15/05                                            30,926        30,926
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

Aerospace / Defense
                300,000       300,000  Lockheed Martin, 8.50%, 12/01/29                                      362,113       362,113
                                                                                                         -----------  ------------

Auto Parts & Equipment
                 30,000        30,000  Lear Corp., 8.11%, 05/15/09*                                           30,750        30,750
                                                                                                         -----------  ------------

Automobiles
                120,000       120,000  Ford Motor Co., 8.90%, 01/15/32                                       129,850       129,850
                                                                                                         -----------  ------------

Automotive & Equipment
                 17,000        17,000  American Axle &                                                        18,020        18,020
                                       Manufacturing, Inc., 9.75%, 03/01/09
                 51,000        51,000  Avis Group Holdings, Inc., 11.00%, 05/01/09                            55,590        55,590
                                                                                                         -----------  ------------
                                                                                                              73,610        73,610
                                                                                                         -----------  ------------

Banks
                200,000       200,000  Bank of America Corp., 7.13%, 09/15/06                                218,293       218,293
                100,000       100,000  Bank of America Corp., 7.40%, 01/15/11                                109,520       109,520
                500,000       500,000  First Union National Bank, 7.80%, 08/18/10                            559,650       559,650
                100,000       100,000  Sumitomo Mitsui Bank Corp., 8.00%, 06/15/12                           100,818       100,818
                                                                                                         -----------  ------------
                                                                                                             988,281       988,281
                                                                                                         -----------  ------------

Beverages
                300,000       300,000  Anheuser Busch Co., Inc., 7.50%, 03/15/12                             345,091       345,091
                 26,000        26,000  Constellation Brands, Inc., 8.00%, 02/15/08                            26,780        26,780
                 11,000        11,000  Constellation Brands, Inc., 8.13%, 01/15/12                            11,289        11,289
                300,000       300,000  Pepsi Bottling Group, Inc., 7.00%, 03/01/29                           319,244       319,244
                                                                                                         -----------  ------------
                                                                                                             702,404       702,404
                                                                                                         -----------  ------------

Broadcast Media / Cable Television
                 51,000        51,000  Chancellor Media Corp.,                                                49,725        49,725
                                       Series B, 8.125%, 12/15/07
                 12,000        12,000  Chancellor Media Corp., Sr.                                            11,880        11,880
                                        Note, 8.00%, 11/01/08
                 22,000        22,000  Fox Sports Networks LLC, 8.875%, 8/15/07                               22,660        22,660
                                                                                                         -----------  ------------
                                                                                                              84,265        84,265
                                                                                                         -----------  ------------

Broadcast Media / Television
                 62,000        62,000  Echostar DBS Corp., 9.375%, 02/01/09                                   57,350        57,350
                                                                                                         -----------  ------------

Building & Building Services
                 40,000        40,000  American Standard, Inc., 7.38%, 04/15/05                               41,200        41,200
                  5,000         5,000  American Standard, Inc., 7.38%, 02/01/08                                5,150         5,150
                 17,000        17,000  American Standard, Inc., 7.63%, 02/15/10                               17,510        17,510
                 12,000        12,000  Beazer Homes USA, Inc. (d), 8.38%, 04/15/12                            12,120        12,120
                 10,000        10,000  Nortek, Inc., 9.25%, 03/15/07                                          10,125        10,125
                 30,000        30,000  Packaging Corporation of America,                                      32,400        32,400
                                       9.63%, 04/01/09
                 28,000        28,000  Pulte Homes, Inc., 7.88%, 08/01/11                                     29,489        29,489
                 19,000        19,000  Ryland Group, Inc., 8.00%, 08/15/06                                    19,143        19,143
                 10,000        10,000  Ryland Group, Inc., 8.25%, 04/01/08                                    10,000        10,000
                 40,000        40,000  Schuler Homes, Inc., 9.38%, 07/15/09                                   40,800        40,800
                                                                                                         -----------  ------------
                                                                                                             217,937       217,937
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

Chemicals
                150,000       150,000  Raytheon Co., 6.75%, 08/15/07                                         159,321       159,321
                120,000       120,000  Raytheon Co., 7.20%, 08/15/27                                         122,520       122,520
                                                                                                         -----------  ------------
                                                                                                             281,841       281,841
                                                                                                         -----------  ------------

Chemicals / Diversified
                  5,000         5,000  Georgia- Pacific Corp., 9.50%, 12/01/11                                 5,089         5,089
                  5,000         5,000  Lyondell Chemical Co. (d), 9.50%, 12/15/08                              4,688         4,688
                 18,000        18,000  Macdermid, Inc., 9.13%, 07/15/11                                       18,900        18,900
                                                                                                         -----------  ------------
                                                                                                              28,677        28,677
                                                                                                         -----------  ------------

Communications
                170,000       170,000  AOL Time Warner, Inc., 7.70%, 05/01/32                                150,807       150,807
                180,000       180,000  AT&T Corp., 6.50%, 03/15/29                                           124,200       124,200
                 90,000        90,000  AT&T Corp. (d), 8.00%, 11/15/31                                        70,650        70,650
                450,000       450,000  Bell Atlantic Financial, 4.25%, 09/15/05                              473,115       473,115
                250,000       250,000  BellSouth Corp., 6.88%, 10/15/31                                      247,631       247,631
                200,000       200,000  British Telecom PLC, 8.38%, 12/15/10                                  217,640       217,640
                 68,000        68,000  Charter Communications                                                 45,560        45,560
                                       Holdings, 8.63%, 04/01/09
                 10,000        10,000  Crown Castle International                                              6,300         6,300
                                       Corp., 9.38%, 08/01/11
                  8,000         8,000  Emmis Communications                                                    7,800         7,800
                                       Corp., 8.13%, 03/15/09
                 50,000        50,000  France Telecom SA, 8.25%, 03/01/11                                     45,654        45,654
                 30,000        30,000  Insight Communications, Inc., 0.00%, 02/15/11                          12,900        12,900
                200,000       200,000  MCI WorldCom, Inc., 6.40%, 08/15/05                                    30,000        30,000
                 21,000        21,000  Mediacom LLC, 9.50%, 01/15/13                                          18,165        18,165
                 29,000        29,000  Panamsat Corp. (d), 8.50%, 02/01/12                                    26,680        26,680
                230,000       230,000  Qwest Capital Funding,                                                225,400       225,400
                                       Inc. (c) (d), 2.46%, 07/08/02
                200,000       200,000  Qwest Corp., 7.63%, 06/09/03                                          184,000       184,000
                100,000       100,000  Sprint Capital Corp., 6.13%, 11/15/08                                  76,523        76,523
                 50,000        50,000  Sprint Capital Corp., 7.63%, 01/30/11                                  39,782        39,782
                170,000       170,000  WorldCom, Inc., 8.25%, 05/15/31                                        25,500        25,500
                                                                                                         -----------  ------------
                                                                                                           2,028,307     2,028,307
                                                                                                         -----------  ------------

Computers / Hardware
                 10,000        10,000  Echostar DBS Corp. (d), 9.13%, 01/15/09                                 9,150         9,150
                400,000       400,000  Electronic Data Systems                                               423,014       423,014
                                       Corp., 6.85%, 10/15/04
                500,000       500,000  Sun Microsystems, Inc., 7.00%, 08/15/02                               501,796       501,796
                 31,000        31,000  Unisys Corp., 7.25%, 01/15/05                                          30,380        30,380
                                                                                                         -----------  ------------
                                                                                                             964,340       964,340
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

Construction & Building Materials
                 55,000        55,000  Nortek, Inc., 8.875%, 08/01/08                                         55,412        55,412
                                                                                                         -----------  ------------

Electronics
                 10,000        10,000  AES Corp., 8.75%, 12/15/02                                              9,300         9,300
                 34,000        34,000  AES Corp., 9.50%, 06/01/09                                             22,440        22,440
                 24,000        24,000  Flextronics International Ltd., 9.88%, 07/01/10                        25,080        25,080
                280,000       280,000  General Electric Capital Trust, 5.88%, 02/15/12                       277,310       277,310
                 24,000        24,000  L-3 Communications Corp. (d), 7.63%, 06/15/12                          24,060        24,060
                                                                                                         -----------  ------------
                                                                                                             358,190       358,190
                                                                                                         -----------  ------------

Energy
                 30,000        30,000  CMS Energy Corp., 9.88%, 10/15/07                                      22,500        22,500
                 60,000        60,000  CMS Energy Corp., 8.50%, 04/15/11                                      42,600        42,600
                500,000       500,000  Emerson Electric Co., 7.88%, 06/01/05                                 550,689       550,689
                140,000       140,000  Hydro-Quebec, 6.30%, 05/11/11                                         148,411       148,411
                110,000       110,000  Hydro-Quebec, 7.50%, 04/01/16                                         127,818       127,818
                140,000       140,000  Mirant Americas Generation                                            100,100       100,100
                                        LLC, 9.13%, 05/01/31
                 10,000        10,000  XTO Energy, Inc., 7.50%, 04/15/12                                      10,200        10,200
                                                                                                         -----------  ------------
                                                                                                           1,002,318     1,002,318
                                                                                                         -----------  ------------

Entertainment
                112,000       112,000  CSC Holdings, Inc., 7.63%, 04/01/11                                    90,113        90,113
                 10,000        10,000  Mohegan Tribal Gaming, 8.13%, 01/01/06                                 10,250        10,250
                 11,000        11,000  Mohegan Tribal Gaming, 8.75%, 01/01/09                                 11,399        11,399
                 20,000        20,000  Mohegan Tribal Gaming, 8.38%, 07/01/11                                 20,425        20,425
                 60,000        60,000  Park Place Entertainment                                               62,700        62,700
                                       Corp., 9.38%, 02/15/07
                  8,000         8,000  Six Flags, Inc., 9.50%, 02/01/09                                        8,160         8,160
                                                                                                         -----------  ------------
                                                                                                             203,047       203,047
                                                                                                         -----------  ------------
Fertilizers
                  9,000         9,000  IMC Global, Inc., Series B, 10.88%, 06/01/08                            9,675         9,675
                                                                                                         -----------  ------------

Finance
                300,000       300,000  Anadarko Finance Co., 7.50%, 05/01/31                                 319,994       319,994
                500,000       500,000  Citigroup, Inc., 6.50%, 01/18/11                                      519,916       519,916
                150,000       150,000  Credit Suisse FirstBoston                                             153,457       153,457
                                       USA, Inc., 5.75%, 04/15/07
                111,463       111,463  Dryden Investor Trust (d), 7.16%, 07/23/08                            116,439       116,439
                260,000       260,000  Ford Motor Credit Corp., 7.38%, 02/01/11                              263,352       263,352
              1,500,000     1,500,000  Freddie Mac, 5.00%, 01/15/04                                        1,554,637     1,554,637
                160,000       160,000  General Electric Capital Corp., 6.75%, 03/15/32                       157,164       157,164
                410,000       410,000  Goldman Sachs Group, Inc., 6.60%, 01/15/12                            417,628       417,628
                100,000       100,000  Household Finance Corp., 7.20%, 07/15/06                              104,924       104,924
                 60,000        60,000  Household Finance Corp., 8.00%, 07/15/10                               63,373        63,373
                 70,000        70,000  Household Finance Corp., 7.00%, 05/15/12                               69,605        69,605
                270,000       270,000  JP Morgan Chase & Co., 6.63%, 03/15/12                                277,672       277,672
                170,000       170,000  KFW International Finance, Inc., 4.75%, 01/24/07                      172,289       172,289
                130,000       130,000  PDVSA Finance Ltd., 8.50%, 11/16/12                                   113,750       113,750


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

                110,000       110,000  Petrozuata Finance, Inc. (d), 8.22%, 04/01/17                          73,700        73,700
                199,407       199,407  Systems 2001 Asset Trust (d), 6.66%, 09/15/13                         211,852       211,852
                300,000       300,000  Wells Fargo & Co., 6.45%, 02/01/11                                    313,553       313,553
                 50,000        50,000  Williams Holdings of                                                   41,264        41,264
                                       Delaware, Inc., 6.25%, 02/01/06                                   -----------  ------------
                                                                                                           4,944,569     4,944,569
                                                                                                         -----------  ------------

Financial Products/Services
                100,000       100,000  Ford Motor Credit Co., 7.375%, 10/28/09                               103,520       103,520
                                                                                                         -----------  ------------

Financial Services
                110,000       110,000  Household Financial Corp., 6.50%, 11/15/08                            110,351       110,351
                                                                                                         -----------  ------------

Food & Food Distributors
                 12,000        12,000  Fleming Cos., Inc., 9.25%, 06/15/10                                    11,820        11,820
                 80,000        80,000  Kellogg Co., 6.60%, 04/01/11                                           83,885        83,885
                100,000       100,000  Nabisco, Inc., 7.55%, 06/15/15                                        115,382       115,382
                280,000       280,000  Sara Lee Corp., 6.25%, 09/15/11                                       289,864       289,864
                 22,000        22,000  Smithfield Foods, Inc., 8.00%, 10/15/09                                22,330        22,330
                 15,000        15,000  YUM! Brands, Inc., 7.70%, 07/01/12                                     15,000        15,000
                                                                                                         -----------  ------------
                                                                                                             538,281       538,281
                                                                                                         -----------  ------------

Forestry
                 22,000        22,000  Tembec Industries, Inc., 8.50%, 02/01/11                               22,660        22,660
                150,000       150,000  Weyerhaeuser Co. (d), 6.75%, 03/15/12                                 155,327       155,327
                220,000       220,000  Weyerhaeuser Co. (d), 7.38%, 03/15/32                                 223,299       223,299
                                                                                                         -----------  ------------
                                                                                                             401,286       401,286
                                                                                                         -----------  ------------

Health Care/Health Care Services
                 28,000        28,000  Columbia/HCA Healthcare                                                29,354        29,354
                                       Corp., 7.25%, 05/20/08                                            -----------  ------------

Healthcare
                 15,000        15,000  Healthsouth Corp. (d), 7.63%, 06/01/12                                 14,859        14,859
                 30,000        30,000  Manor Care, Inc., 7.50%, 06/15/06                                      31,014        31,014
                                                                                                         -----------  ------------
                                                                                                              45,873        45,873
                                                                                                         -----------  ------------

Hotels
                 10,000        10,000  Extended Stay America, Inc., 9.88%, 06/15/11                           10,200        10,200
                 28,000        28,000  MGM Mirage, Inc., 6.63%, 02/01/05                                      28,283        28,283
                                                                                                         -----------  ------------
                                                                                                              38,483        38,483
                                                                                                         -----------  ------------

Hotels / Casinos
                 60,000        60,000  Harrah's Operating Co., Inc., 7.875%, 12/15/05                         61,650        61,650
                  6,000         6,000  HMH Properties, Inc., Series C, 8.45%, 12/01/08                         5,880         5,880
                 20,000        20,000  HMH Properties, Inc., Sr. Note, Series B, 7.875%,                      19,050        19,050
                                       8/1/2008
                 33,000        33,000  International Game Technology, 8.375%,                                 34,815        34,815
                                       5/15/2009                                                         -----------  ------------
                                                                                                             121,395       121,395
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

Insurance
                200,000       200,000  XL Capital Ltd., 6.50%, 01/15/12                                      207,028       207,028
                                                                                                         -----------  ------------

Leisure / Entertainment
                  5,000         5,000  Premier Parks, Inc., 10.00%, 04/01/08                                   4,875         4,875
                                                                                                         -----------  ------------

Machinery
                 13,000        13,000  Agco Corp., 9.50%, 05/01/08                                            13,748        13,748
                                                                                                         -----------  ------------

Manufacturing
                 60,000        60,000  AK Steel Corp., 7.88%, 02/15/09                                        60,000        60,000
                 50,000        50,000  Terex Corp., 10.38%, 04/01/11                                          53,750        53,750
                140,000       140,000  Tyco International Group SA, 6.88%, 09/05/02                          135,853       135,853
                 10,000        10,000  Tyco International Group SA, 5.88%, 11/01/04                            8,081         8,081
                 10,000        10,000  Tyco International Group SA, 6.13%, 11/01/08                            7,693         7,693
                210,000       210,000  Tyco International Group SA, 6.38, 10/15/11                           160,757       160,757
                130,000       130,000  Tyco International Group SA, 7.00%, 06/15/28                           92,203        92,203
                200,000       200,000  Tyco International Group SA, 6.88%, 01/15/29                          141,904       141,904
                 10,000        10,000  Tyco International Group SA (c), 2.37%, 07/30/03                        8,100         8,100
                                                                                                         -----------  ------------
                                                                                                             668,341       668,341
                                                                                                         -----------  ------------

Medical & Medical Services
                 20,000        20,000  Biovail Corp., 7.88%, 04/01/10                                         19,300        19,300
                260,000       260,000  Bristol-Meyers Squibb Co., 5.75%, 10/01/11                            258,685       258,685
                 17,000        17,000  Coventry Health Care,  Inc., 8.13%, 02/15/12                           17,340        17,340
                 30,000        30,000  Fresenius Medical Care                                                 26,850        26,850
                                       Capital Trust, 7.88%, 06/15/11
                 30,000        30,000  HCA- The Healthcare Co., 7.13%, 06/01/06                               31,466        31,466
                 27,000        27,000  HCA- The Healthcare Co., 8.75%, 09/01/10                               30,469        30,469
                 10,000        10,000  HCA- The Healthcare Co., 6.91%, 06/15/05                               10,434        10,434
                 30,000        30,000  Healthsouth Corp., 8.50%, 02/01/08                                     31,500        31,500
                 77,000        77,000  Healthsouth Corp., 10.75%, 10/01/08                                    85,085        85,085
                 28,000        28,000  Manor Care, Inc., 8.00%, 03/01/08                                      28,875        28,875
                 38,000        38,000  Ommicare, Inc., 8.13%, 03/15/11                                        39,140        39,140
                 10,000        10,000  Ventas Realty Capital Corp. (d),                                       10,100        10,100
                                       8.75%, 05/01/09                                                   -----------  ------------
                                                                                                             589,244       589,244
                                                                                                         -----------  ------------

Metals & Mining
                 71,000        71,000  P&L Coal Holdings Corp., 8.88%, 05/15/08                               74,728        74,728
                                                                                                         -----------  ------------

Oil & Gas
                100,000       100,000  Apache Corp., 6.25%, 04/15/12                                         103,237       103,237
                170,000       170,000  Conoco Funding Co., 6.35%, 10/15/11                                   176,249       176,249
                 20,000        20,000  Conoco Funding Corp., 7.25%, 10/15/31                                  21,187        21,187
                100,000       100,000  Conoco, Inc., 6.95%, 04/15/29                                         102,198       102,198
                160,000       160,000  Dynegy Holdings, Inc., 8.75%, 02/15/12                                119,200       119,200
                180,000       180,000  El Paso Corp., 0.00%, 02/28/21                                         73,350        73,350
                 70,000        70,000  El Paso Corp., 7.80%, 08/01/31                                         65,521        65,521
                140,000       140,000  El Paso Corp., 7.75%, 01/15/32                                        129,828       129,828


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

                 10,000        10,000  El Paso Corp. (d), 8.38%, 06/15/32                                     10,284        10,284
                 30,000        30,000  Forest Oil Corp. (d), 7.75%, 01/15/32                                  28,950        28,950
                 20,000        20,000  Ocean Energy, Inc., Series B, 8.88%, 07/15/07                          20,850        20,850
                 30,000        30,000  Ocean Energy, Inc., Series B, 8.38%, 07/01/08                          31,650        31,650
                 10,000        10,000  Parker & Parsley Petroleum, 8.25%, 08/15/07                            10,546        10,546
                 20,000        20,000  Petroliam Nasional Berhd (d), 7.63%, 10/15/26                          19,006        19,006
                 70,000        70,000  Petronas Capital Ltd. (d), 7.88%, 05/22/22                             69,539        69,539
                200,000       200,000  Phillips Petroleum Co., 8.75%, 05/25/10                               237,484       237,484
                 30,000        30,000  Pioneer Natural Resources Co., 9.63%, 04/01/10                         32,972        32,972
                120,000       120,000  Sonat, Inc., 7.63%, 07/15/11                                          118,081       118,081
                 60,000        60,000  Tennessee Gas Pipeline, 8.38%, 06/15/32                                62,049        62,049
                  3,000         3,000  Triton Energy Ltd., 8.88%, 10/01/07                                     3,300         3,300
                  6,000         6,000  Vintage Petroleum, Inc., 9.00%, 12/15/05                                5,940         5,940
                 20,000        20,000  Vintage Petroleum, Inc., 7.88%, 05/15/11                               18,100        18,100
                 21,000        21,000  Vintage Petroleum, Inc. (d), 8.25%, 05/01/12                           20,633        20,633
                 29,000        29,000  Western Oil Sands, Inc. (d), 8.38%, 05/01/12                           29,073        29,073
                100,000       100,000  Williams Co., Inc. (d), 8.75%, 03/15/32                                81,459        81,459
                100,000       100,000  Williams Cos., Inc., 7.75%, 06/15/31                                   73,296        73,296
                                                                                                         -----------  ------------
                                                                                                           1,663,982     1,663,982
                                                                                                         -----------  ------------

Paper & Forest Products
                 26,000        26,000  Georgia-Pacific Corp., 8.88%, 05/15/31                                 24,474        24,474
                100,000       100,000  Meadwestvaco Corp., 6.85%, 04/01/12                                   104,987       104,987
                 14,000        14,000  Norske Skog, 8.63%, 06/15/11                                           14,350        14,350
                                                                                                         -----------  ------------
                                                                                                             143,811       143,811
                                                                                                         -----------  ------------

Railroads
                 13,000        13,000  Kansas City Southern                                                   14,056        14,056
                                       Railroads, 9.50%, 10/01/08
                500,000       500,000  Union Pacific Corp., 6.70%, 12/01/06                                  532,578       532,578
                300,000       300,000  Union Pacific Corp., 7.13%, 02/01/28                                  310,979       310,979
                                                                                                         -----------  ------------
                                                                                                             857,613       857,613
                                                                                                         -----------  ------------

Retail
                200,000       200,000  Wal-Mart Stores, 7.55%, 02/15/30                                      229,894       229,894
                                                                                                         -----------  ------------

Retail Merchandising
                280,000       280,000  Target Corp., 5.88%, 03/01/12                                         283,166       283,166
                                                                                                         -----------  ------------

Telecommunications / Cellular
                 17,000        17,000  Nextel Communications, Inc., 9.38%, 11/15/09                            8,628         8,628
                                                                                                         -----------  ------------

Tobacco
                415,000       415,000  Philip Morris Co., Inc., 7.75%, 01/15/27                              440,099       440,099
                110,000       110,000  RJ Reynolds Tobacco                                                   118,345       118,345
                                       Holdings, 7.75%, 05/15/06
                130,000       130,000  RJ Reynolds Tobacco                                                   133,115       133,115
                                       Holdings, 7.25%, 06/01/12                                         -----------  ------------
                                                                                                             691,559       691,559
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

Toys
                 31,000        31,000  Hasbro, Inc., 5.60%, 11/01/05                                          29,295        29,295
                                                                                                         -----------  ------------

Transportation
                 28,000        28,000  Teekay Shipping, Inc., 8.88%, 07/15/11                                 29,120        29,120
                                                                                                         -----------  ------------

Utilities
                 70,000        70,000  Calpine Corp., 8.25%, 08/15/05                                         51,100        51,100
                 22,000        22,000  Calpine Corp., 8.50%, 02/15/11                                         14,740        14,740
                 70,000        70,000  FirstEnergy Corp., 6.45%, 11/15/11                                     67,963        67,963
                160,000       160,000  FirstEnergy Corp., 7.38%, 11/15/31                                    151,830       151,830
                                                                                                         -----------  ------------
                                                                                                             285,633       285,633
                                                                                                         -----------  ------------

Waste Management
                100,000       100,000  Allied Waste North America, 8.88%, 04/01/08                            98,000        98,000
                240,000       240,000  Waste Management, Inc., 7.38%, 08/01/10                               249,204       249,204
                                                                                                         -----------  ------------
                                                                                                             347,204       347,204
                                                                                                         -----------  ------------
Total Corporate Bonds                                                                                     20,070,274    20,070,274
                                                                                                         -----------  ------------

U.S. AID
U.S. Government Agency
              9,000,000     9,000,000  Aid Morocco, 6.75%, 06/15/26                          10,081,530                 10,081,530
                                                                                           ------------               ------------
Total U.S. Aid                                                                               10,081,530                 10,081,530
                                                                                           ------------               ------------

ASSET BACKED SECURITIES
Asset Backed Securities
                190,704       190,704  Amortizing Residential                                                190,710       190,710
                                       Collateral Trust (c), 2.12%, 01/01/32
                689,966       689,966  Bayview Financial Acquisition Trust,                                  689,826       689,826
                                       Series 2001-DA, Class A (c), 2.22%, 11/25/31
                800,000       800,000  Bayview Financial                                                     107,500       107,500
                                       Acquisition Trust IO, 14.00%, 07/25/04
                251,894       251,894  Chase Funding Loan Acquisition Trust, Series                          251,969       251,969
                                       2001-AD1, Class 1A1 (c), 2.07%, 12/25/15
                173,663       173,663  Conseco Finance, Series                                               173,637       173,637
                                       2001-C, Class A1 (c), 1.98%, 09/15/18
                600,000       600,000  Conseco Finance Securitizations Corp.,                                626,258       626,258
                                       Series 2001-1, Class A5, 6.99%, 07/01/32
                416,179       416,179  Conseco Finance Securitizations Corp.,                                416,019       416,019
                                       Series 2001-3, Class A1 (c), 1.97%, 05/01/33
                385,974       385,974  Countrywide Asset Backed Certificates, Series                         385,271       385,271
                                       2001-BC3, Class A (c), 2.08%, 12/25/31
                381,873       381,873  Countrywide Asset Backed Certificates,                                381,439       381,439
                                        Series 2001-3, Class A1 (c), 2.09%, 01/25/32
                 39,358        39,358  Credit Based Asset Servicing & Securitization,                         39,360        39,360
                                        Series 2000-CB2, Class A1F (c),2.06%, 07/25/14
              1,800,000     1,800,000  Credit Based Asset Servicing & Securitization,                         31,770        31,770
                                        Series 2001-CB4, Class
                                       1AIO (c), 5.00%, 11/25/33


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

                370,000       370,000  CS First Boston Mortgage Securities Corp., Series                     367,577       367,577
                                       2001-TFLA, Class A1 (c), 2.29%, 12/15/11
                150,000       150,000  Daimler Chrysler Master                                               150,043       150,043
                                       Owner Trust (c), 1.90%, 05/15/07
                352,432       352,432  EQCC Asset Backed Corp. (c), 2.14%, 10/25/31                          352,432       352,432
                239,681       239,681  Hanareum International                                                239,552       239,552
                                       Funding Ltd. (c), 2.30%, 12/14/11
                460,000       460,000  Holmes Financing PLC (c), 2.17%, 7/15/15                              460,434       460,434
                 10,531        10,531  Home Loan Trust, Series                                                10,579        10,579
                                       2001-HLV2, Class A1B, 4.93%, 01/25/12
                 41,024        41,024  HomeQ Asset Backed Certificates, Series 2001-I,                        41,039        41,039
                                       Class AH1, 5.27%, 03/15/13
                794,209       794,209  LB-UBS Commerical Mortgage Trust IO,                                   47,084        47,084
                                       1.21%, 06/15/36
                500,000       500,000  Lehman ABS Manufacturing Contract,                                    504,509       504,509
                                       Series 2001-B, Class A3, 4.35%, 05/15/14
                500,000       500,000  Lehman ABS Manufacturing Contract,                                    500,977       500,977
                                       Series 2001-B, Class A6, 6.47%, 08/15/28
                428,403       428,403  Lehman Brothers, Series                                               428,731       428,731
                                       2001-LLFA, Class A (c), 2.08%, 08/16/13
                 66,372        66,372  Long Beach Asset Holdings                                              66,209        66,209
                                        Corp., Series 2001-2 (c), 2.09%, 08/26/08
                388,164       388,164  Medallion Trust, Series                                               388,465       388,465
                                       2000-2G Class A1 (c), 2.08%, 12/18/31
                 99,567        99,567  Merrill Lynch Mortgage Investors, Inc., Series                         99,657        99,657
                                       2002-NC1 (c), 2.54%, 08/25/09
                460,000       460,000  Metris Master Trust, Series                                           460,587       460,587
                                       2001-3, Class A (c), 2.07%, 07/21/08
                380,935       380,935  Oakwood Mortgage Investors, Inc., Series                              380,815       380,815
                                       2001-D, Class A1 (c), 1.99%, 07/15/13
                224,381       224,381  Residential Asset Securities Corp., Series                            224,318       224,318
                                       2001-KS2, Class AI1 (c), 1.95%, 04/25/18
                376,531       376,531  Residential Asset Securities Corp., Series                            375,906       375,906
                                       2001-KS3, Class AI1 (c), 2.07%, 09/25/31
                 46,908        46,908  Salomon Brothers Mortgage Securities, Series                           46,841        46,841
                                       1998-NC1, Class A (c), 2.08%, 03/25/28
                310,080       310,080  Security National Mortgage Loan Trust,                                310,069       310,069
                                        Series 2001-3A, Class A1, 3.60%, 07/25/10
                120,656       120,656  Student Loan Marketing Association,                                   120,775       120,775
                                       Series 1997-3, Class A1 (c), 2.31%, 04/25/06
                168,028       168,028  Torrens Trust (c), 2.10%, 07/15/31                                    168,266       168,266
                                                                                                         -----------  ------------
Total Asset Backed Securities                                                                              9,038,624     9,038,624
                                                                                                         -----------  ------------

FOREIGN BONDS
Foreign Government
                120,000       120,000  Federal Republic of Brazil, 12.00%, 04/15/10                           79,200        79,200
                498,721       498,721  Federal Republic of Brazil, 8.00%, 04/15/14                           311,076       311,076
                172,397       172,397  Federal Republic of Brazil, 8.00%, 04/15/14                           107,533       107,533
                175,000       175,000  Federal Republic of Brazil, 11.00%, 08/17/40                           98,000        98,000
                 70,000        70,000  Federal Republic of Brazil (c), 3.13%, 04/15/09                        43,575        43,575


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

                100,000       100,000  Federal Republic of Brazil (c), 3.13%, 04/15/12                        53,000        53,000
                 80,000        80,000  Federal Republic of Brazil (c), 3.13%, 04/15/12                        42,400        42,400
                 80,000        80,000  Province of Quebec, 7.13%, 02/09/24                                    86,830        86,830
                 20,000        20,000  Province of Quebec,7.50%, 09/15/29                                     22,901        22,901
                215,600       215,600  Republic of Bulgaria (c), 2.81%, 07/28/11                             191,615       191,615
                180,000       180,000  Republic of Bulgaria (c), 2.81%, 07/28/12                             163,800       163,800
                 60,000        60,000  Republic of Bulgaria (d), 8.25%, 01/15/15                              59,700        59,700
                220,000       220,000  Republic of Columbia, 11.75%, 02/25/20                                215,270       215,270
                 63,000        63,000  Republic of Panama, 9.63%, 02/08/11                                    59,945        59,945
                 72,000        72,000  Republic of Panama, 10.75%, 05/15/20                                   72,000        72,000
                 27,778        27,778  Republic of Panama (c), 4.75%, 07/17/14                                22,917        22,917
                143,180       143,180  Republic of Panama (c), 2.63%, 07/17/16                               112,879       112,879
                120,000       120,000  Republic of Peru, 4.00%, 03/07/17                                      79,200        79,200
                237,600       237,600  Republic of Peru (c), 4.50%, 03/07/17                                 172,260       172,260
                170,000       170,000  Republic of Phillipines, 9.88%, 01/15/19                              168,895       168,895
                100,000       100,000  Russian Federation, 8.25%, 03/31/10                                    98,350        98,350
                140,000       140,000  Russian Federation, 5.00%, 03/31/30                                    97,188        97,188
                250,000       250,000  United Mexican States, 8.38%, 01/14/11                                259,374       259,374
                615,000       615,000  United Mexican States, 11.50%, 05/15/26                               780,127       780,127
                                                                                                         -----------  ------------
Total Foreign Bonds                                                                                        3,398,035     3,398,035
                                                                                                         -----------  ------------

SOVEREIGN BONDS
Brazil
                 80,000        80,000  Federal Republic of Brazil, 14.50%, 10/15/09                           60,000        60,000
                                                                                                         -----------  ------------
Phillipines
                210,000       210,000  Republic of Philippines, 9.875%, 01/15/19                             217,035       217,035
                                                                                                         -----------  ------------
U.S. Government Obligations
                525,000       525,000  U.S. Treasury Bond, 5.25%, 11/15/28                                   493,613       493,613
                                                                                                         -----------  ------------
Total SOVEREIGN BONDS                                                                                        770,648       770,648
                                                                                                         -----------  ------------

CONVERTIBLE BONDS
Communication
                200,000       200,000  Liberty Media, 3.75%, 02/15/30                                         90,000        90,000
                                                                                                         -----------  ------------

Finance
                170,000       170,000  Verizon Global Funding, Inc., 5.75%, 04/01/03                         172,292       172,292
                100,000       100,000  Verizon Global Funding, Inc., 0.00%, 05/15/21                          54,000        54,000
                                                                                                         -----------  ------------
                                                                                                             226,292       226,292
                                                                                                         -----------  ------------
Total Convertible Bonds                                                                                      316,292       316,292
                                                                                                         -----------  ------------
COMMERCIAL PAPER
                300,000       300,000  AT&T Corp. (c), 3.05%, 08/06/02                                       297,443       297,443
                                                                                                         -----------  ------------
Total Commercial Paper                                                                                       297,443       297,443
                                                                                                         -----------  ------------


GARTMORE GVIT GOVERNMENT BOND FUND / BOND PORTFOLIO
Proforma Combined Schedule of Portfolio Investments                                                                  June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Government Bond Fund.  Fund 2 represents Bond Portfolio.


                           PROFORMA
  FUND 1       FUND 2      COMBINED                                                                                     PROFORMA
SHARES OR    SHARES OR    SHARES OR                                                           FUND 1       FUND 2       COMBINED
PRINCIPAL    PRINCIPAL    PRINCIPAL                                                           MARKET       MARKET        MARKET
AMOUNT ($)   AMOUNT ($)   AMOUNT ($)                 SECURITY DESCRIPTION                   VALUE ($)     VALUE ($)    VALUE ($)
-----------  ----------  ------------  --------------------------------------------------  ------------  -----------  ------------

SHORT-TERM INVESTMENTS
              3,853,346     3,853,346  One Group Prime Money                                               3,853,346     3,853,346
                                       Market Fund Institutional Shares
              3,853,346     3,853,346  Victory Institutional Money                                         3,853,346     3,853,346
                                       Market Fund                                                       -----------  ------------
Total Short-Term Investments                                                                               7,706,692     7,706,692
                                                                                                         -----------  ------------

REPURCHASE AGREEMENT
            161,601,510   161,601,510  Fifth Third Repo, 1.86%,                             161,601,510                161,601,510
                                                                                           ------------               ------------
                                       dated 06/28/02, due 07/01/02,
                                       repurchase price $161,626,558
                                       (Fully collateralized by Fannie
                                       Mae Securities)
Total Repurchase Agreement                                                                  161,601,510                161,601,510
                                                                                           ------------               ------------



(a)TOTAL INVESTMENTS (COST $1,477,899,541; $72,107,685 AND $1,550,007,226; RESPECTIVELY)  1,522,624,349  72,375,669  1,595,000,018
                                                                                          =============  ==========  =============

____________
(a)     Cost for federal income tax and financial reporting purposes differs from value by net unrealized appreciation
(depreciation) of securities.
(b)     Mortgage Dollar Rolls
(c)     Variable rate security.  The rate reflected in the Schedule of Portfolio Investments is the rate in effect on
June 30,2002.  The maturity date represents the next reset date for the security.
(d)     Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
IO- Interest Only
TBA- To Be Announced
See notes to financial statements.

GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.


                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------

COMMERCIAL PAPER
Asset Backed Securities
Delaware Funding Corp.
12,536,000                  12,536,000  1.80%, 07/11/02                             12,536,000                    12,536,000
40,000,000                  40,000,000  1.79%, 07/02/02                             39,998,011                    39,998,011
21,597,000                  21,597,000  1.79%, 07/08/02                             21,589,483                    21,589,483
10,000,000                  10,000,000  1.80%, 07/17/02                              9,992,000                     9,992,000
12,000,000                  12,000,000  1.80%, 07/22/02                             11,987,400                    11,987,400
                                                                                --------------                --------------
                                                                                    96,102,894                    96,102,894
                                                                                --------------                --------------
Falcon Asset Securitization Corp.
10,000,000                  10,000,000  1.80%, 07/11/02                              9,995,000                     9,995,000
                2,000,000    2,000,000  1.78%, 07/12/02                                            1,998,912       1,998,912
25,000,000      3,000,000   28,000,000  1.85%, 07/15/02                             24,982,597     2,997,842      27,980,439
40,000,000                  40,000,000  1.79%, 07/19/02                             39,964,200                    39,964,200
15,000,000                  15,000,000  1.80%, 08/02/02                             14,976,000                    14,976,000
                                                                                --------------                --------------
                                                                                    89,917,797     4,996,754      94,914,551
                                                                                --------------  ------------  --------------
Preferred Receivables Funding Corp.
10,000,000                  10,000,000  1.80%, 08/06/02                              9,982,000                     9,982,000
                                                                                --------------                --------------
Sigma Financial, Inc.
10,000,000                  10,000,000  2.00%, 07/01/02                             10,000,000                    10,000,000
                                                                                --------------
Giro Funding Corp.
                1,011,000    1,011,000  1.83%, 7/22/02                                             1,009,921       1,009,921

New Center Asset Trust
                4,000,000    4,000,000  1.78%, 7/12/02                                             3,997,824       3,997,824

Trident Capital Finance
                4,500,000    4,500,000  2.00%, 07/01/02                                            4,500,000       4,500,000
20,200,000                  20,200,000  1.79%, 07/09/02                             20,191,965                    20,191,965
15,000,000                  15,000,000  1.80%, 07/10/02                             14,993,250                    14,993,250
25,000,000                  25,000,000  1.80%, 07/11/02                             24,987,500                    24,987,500
                                                                                --------------                --------------
                                                                                    60,172,715                    64,672,715
                                                                                --------------                --------------
Variable Funding Capital Corp.
                4,000,000    4,000,000  1.77%, 07/22/02                                            3,995,870       3,995,870
40,000,000                  40,000,000  1.79%, 07/16/02                             39,970,334                    39,970,334
20,000,000                  20,000,000  1.79%, 08/05/02                             19,965,194                    19,965,194
32,856,000                  32,856,000  1.79%, 08/06/02                             32,797,188                    32,797,188
                                                                                --------------                --------------
                                                                                    92,732,716                    96,728,586
                                                                                --------------  ------------  --------------
Total Asset Backed Securities                                                      358,908,122    18,500,369     377,408,491
                                                                                --------------  ------------  --------------


Auto / Finance
American Honda Finance Corp.


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------

15,500,000                  15,500,000  1.77%, 07/18/02                             15,487,071                    15,487,071
18,600,000                  18,600,000  1.76%, 07/22/02                             18,580,904                    18,580,904
35,000,000                  35,000,000  1.76%, 07/23/02                             34,962,355                    34,962,355
                                                                                --------------                --------------
                                                                                    69,030,330                    69,030,330
                                                                                --------------                --------------
Harley Davidson Funding Corp.
                3,750,000    3,750,000  1.78%, 07/01/02                                            3,750,000       3,750,000
                                                                                                ------------  --------------
Toyota Motor Credit Corp.
30,000,000                  30,000,000  1.76%, 08/08/02                             29,944,267                    29,944,267
                                                                                --------------                --------------
                                                                                    98,974,597     3,750,000     102,724,597
                                                                                --------------  ------------  --------------
Bank Holding Companies
National City Credit Corp
                4,000,000    4,000,000  1.85%, 07/16/02                                            3,996,917       3,996,917
State Street Corp.
                4,035,000    4,035,000  1.75%, 07/17/02                                            4,031,862       4,031,862
                                                                                                ------------  --------------
                                                                                                   8,028,779       8,028,779
                                                                                                ------------  --------------

Banks Citicorp
30,000,000                  30,000,000  1.80%, 07/01/02                             30,000,000                    30,000,000
10,000,000                  10,000,000  1.79%, 07/02/02                              9,999,503                     9,999,503
55,000,000                  55,000,000  1.78%, 07/12/02                             54,970,146                    54,970,146
                                                                                --------------                --------------
                                                                                    94,969,649                    94,969,649
                                                                                --------------                --------------
J.P. Morgan Chase & Co.
                4,000,000    4,000,000  1.93%, 07/01/02                                            4,000,000       4,000,000
                                                                                                ------------  --------------
National City Credit Corp.
10,000,000                  10,000,000  1.86%, 07/08/02                              9,996,383                     9,996,383
15,000,000                  15,000,000  1.87%, 07/11/02                             14,992,208                    14,992,208
25,000,000                  25,000,000  1.85%, 07/17/02                             24,979,445                    24,979,445
15,000,000                  15,000,000  1.80%, 08/08/02                             14,971,500                    14,971,500
20,000,000                  20,000,000  2.00%, 10/21/02                             19,875,556                    19,875,556
                                                                                --------------                --------------
                                                                                    84,815,092                    84,815,092
                                                                                --------------                --------------
Societe General N Americana
35,000,000                  35,000,000  1.86%, 07/03/02                             34,996,393                    34,996,393
                                                                                --------------                --------------
State Street Corp.
5,965,000                    5,965,000  1.75%, 07/17/02                              5,960,361                     5,960,361
                                                                                --------------                --------------
Toronto-Dominion Holdings
35,000,000                  35,000,000  1.78%, 08/05/02                             34,939,431                    34,939,431
25,000,000                  25,000,000  1.83%, 09/25/02                             24,890,708                    24,890,708
                                                                                --------------                --------------
                                                                                    59,830,139                    59,830,139
                                                                                --------------                --------------
UBS Finance (DE) LLC


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


                3,565,000    3,565,000  2.00%, 07/01/02                                            3,565,000       3,565,000
                                                                                                ------------  --------------
Westdeutsche Landesbank Giro
25,000,000                  25,000,000  1.82%, 07/17/02                             24,979,778                    24,979,778
21,000,000      4,000,000   25,000,000  1.82%, 07/19/02                             20,980,890     3,996,360      24,977,250
25,000,000                  25,000,000  2.11%, 12/16/02                             24,753,833                    24,753,833
                                                                                --------------                --------------
                                                                                    70,714,501     3,996,360      74,710,861
                                                                                --------------  ------------  --------------
                                                                                   351,286,135    11,561,360     362,847,495
                                                                                --------------  ------------  --------------
Broker / Dealers
Goldman Sachs Group, Inc.
                4,000,000    4,000,000  1.93%, 07/02/02                                            3,999,785       3,999,785
                                                                                                ------------  --------------
Marsh & McLennan Co.
20,934,000                  20,934,000  1.77%, 08/15/02                             20,887,684                    20,887,684
25,000,000                  25,000,000  1.83%, 10/01/02                             24,883,082                    24,883,082
11,735,000                  11,735,000  1.80%, 10/15/02                             11,672,805                    11,672,805
10,000,000                  10,000,000  1.80%, 10/24/02                              9,942,500                     9,942,500
                                                                                --------------                --------------
                                                                                    67,386,071                    67,386,071
                                                                                --------------                --------------
Morgan Stanley Dean Witter & Co.
30,000,000                  30,000,000  1.87%, 07/02/02                             29,998,442                    29,998,442
35,000,000                  35,000,000  1.79%, 07/09/02                             34,986,078                    34,986,078
25,282,000      1,790,000   27,072,000  1.81%, 07/22/02                             25,255,306     1,788,110      27,043,416
                                                                                --------------  ------------  --------------
                                                                                    90,239,826     1,788,110      92,027,936
                                                                                --------------  ------------  --------------
Salomon Smith Barney Holdings, Inc.
10,000,000                  10,000,000  1.77%, 07/10/02                              9,995,575                     9,995,575
40,000,000                  40,000,000  1.79%, 07/15/02                             39,972,233                    39,972,233
45,000,000                  45,000,000  1.79%, 08/01/02                             44,930,638                    44,930,638
                                                                                --------------                --------------
                                                                                    94,898,446                    94,898,446
                                                                                --------------                --------------
Salomon Smith Barney
                4,000,000   4,000,000,  1.77%, 07/09/02                                            3,998,427       3,998,427
                                                                                                ------------  --------------
                                                                                   252,524,343     9,786,322     262,310,665
                                                                                --------------  ------------  --------------
Canada
British Columbia (Province)
                4,504,000    4,504,000  1.87%, 10/15/02                                            4,478,979       4,478,979
                                                                                                ------------  --------------
Consumer Sales Finance
American General Finance Corp.
23,000,000                  23,000,000  1.84%, 07/12/02                             22,987,069                    22,987,069
10,000,000                  10,000,000  1.80%, 08/01/02                              9,984,500                     9,984,500
20,000,000                  20,000,000  1.79%, 08/07/02                             19,963,206                    19,963,206
10,000,000                  10,000,000  1.78%, 08/12/02                              9,979,233                     9,979,233
10,000,000                  10,000,000  1.86%, 08/16/02                              9,976,233                     9,976,233
10,000,000                  10,000,000  2.10%, 01/03/03                              9,891,500                     9,891,500
                                                                                --------------                --------------


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


                                                                                    82,781,741                    82,781,741
Harley-Davidson Funding Corp.
7,000,000                    7,000,000  1.78%, 07/11/02                              6,996,539                     6,996,539
10,000,000                  10,000,000  1.77%, 07/18/02                              9,991,642                     9,991,642
18,250,000                  18,250,000  1.78%, 07/26/02                             18,227,440                    18,227,440
9,580,000                    9,580,000  1.80%, 08/05/02                              9,563,235                     9,563,235
700,000                        700,000  1.77%, 08/06/02                                698,761                       698,761
4,000,000                    4,000,000  1.77%, 08/08/02                              3,992,527                     3,992,527
8,000,000                    8,000,000  1.77%, 08/16/02                              7,981,907                     7,981,907
                                                                                --------------                --------------
                                                                                    57,452,051                    57,452,051
                                                                                --------------                --------------
Wells Fargo Financial, Inc.
10,000,000                  10,000,000  1.90%, 07/08/02                              9,996,306                     9,996,306
25,000,000                  25,000,000  1.78%, 08/08/02                             24,953,028                    24,953,028
20,000,000                  20,000,000  2.04%, 12/27/02                             19,797,133                    19,797,133
20,000,000                  20,000,000  2.05%, 12/30/02                             19,792,722                    19,792,722
                                                                                --------------                --------------
                                                                                    74,539,189                    74,539,189
                                                                                --------------                --------------
                                                                                   214,772,981                   214,772,981
                                                                                --------------                --------------
Cosmetic/Toiletries Gillette Co.
23,705,000                  23,705,000  1.88%, 07/08/02                             23,696,335                    23,696,335
35,000,000                  35,000,000  1.83%, 12/11/02                             34,709,995                    34,709,995
                                                                                --------------                --------------
                                                                                    58,406,330                    58,406,330
                                                                                --------------                --------------

Diversified Finance
ABN Amro NA Finance, Inc.
65,000,000      4,000,000   69,000,000  1.86%, 07/08/02                             64,976,589     3,998,553      68,975,142
20,300,000                  20,300,000  1.80%, 07/12/02                             20,288,835                    20,288,835
                                                                                --------------                --------------
                                                                                    85,265,424     3,998,553      89,263,977
                                                                                --------------  ------------  --------------
General Electric Capital Corp.
20,000,000                  20,000,000  1.85%, 07/11/02                             19,989,722                    19,989,722
10,000,000                  10,000,000  2.02%, 10/21/02                              9,937,156                     9,937,156
10,000,000                  10,000,000  2.04%, 12/02/02                              9,912,733                     9,912,733
15,000,000                  15,000,000  1.86%, 12/11/02                             14,873,675                    14,873,675
10,000,000                  10,000,000  2.04%, 12/30/02                              9,896,867                     9,896,867
                                                                                --------------                --------------
                                                                                    64,610,153                    64,610,153
                                                                                --------------                --------------
General Electric Financial Assurance Corp.
10,000,000                  10,000,000  1.80%, 09/07/02                              9,961,000                     9,961,000
American Honda Finance Corp.
                4,000,000    4,000,000  1.77%, 07/26/02                                            3,995,083       3,995,083
General Electric Capital Corp.
                3,800,000    3,800,000  2.07%, 10/11/02                                            3,777,713       3,777,713
Household Finance Corp.


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


                4,000,000    4,000,000  1.84%, 07/10/02                                            3,998,160       3,998,160
                                                                                                ------------  --------------
                                                                                   159,836,577    15,769,509     175,606,086
                                                                                --------------  ------------  --------------
Electronics Johnson Controls, Inc.
                4,000,000    4,000,000  2.07%, 07/01/02                                            4,000,000       4,000,000
Financial Services Giro Funding Corp.
53,818,000                  53,818,000  1.81%, 07/25/02                             53,753,172                    53,753,172
10,000,000                  10,000,000  1.80%, 08/12/02                              9,979,000                     9,979,000
35,000,000                  35,000,000  1.80%, 08/26/02                             34,902,000                    34,902,000
                4,000,000    4,000,000  1.80%, 08/12/02                                            3,991,600       3,991,600
                                                                                                ------------  --------------
                                                                                    98,634,172     3,991,600     102,625,772
                                                                                --------------  ------------  --------------
Golden FundingCorp.
               20,000,000   20,000,000  1.82%, 08/22/02                             19,947,422                    19,947,422
                                                                                --------------                --------------
New Center Asset Trust
30,000,000                  30,000,000  1.78%, 07/10/02                             29,986,650                    29,986,650
20,000,000                  20,000,000  1.85%, 07/15/02                             19,985,611                    19,985,611
10,000,000                  10,000,000  1.79%, 07/23/02                              9,989,061                     9,989,061
40,000,000                  40,000,000  1.82%, 08/14/02                             39,911,023                    39,911,023
                                                                                --------------                --------------
                                                                                    99,872,345                    99,872,345
                                                                                --------------                --------------
Old Line Funding Corp.
40,000,000                  40,000,000  1.79%, 07/22/02                             39,958,233                    39,958,233
                                                                                --------------                --------------
Halifax Corp.
                1,000,000    1,000,000  1.80%, 07/29/02                                              998,600         998,600
National Australia Funding
                4,000,000    4,000,000  2.00%, 07/02/02                                            3,999,778       3,999,778
Private Export Funding Corp/
                4,000,000    4,000,000  1.98%, 10/22/02                                            3,975,140       3,975,140
                                                                                   194,680,000    12,965,118     207,645,118
                                                                                --------------  ------------  --------------
Insurance AIG Funding, Inc.
10,000,000                  10,000,000  1.86%, 07/09/02                              9,995,867                     9,995,867
ING America Insurance Holdings
                4,000,000    4,000,000  1.93%, 07/02/02                                            3,999,786       3,999,786
20,000,000                  20,000,000  1.86%, 07/10/02                             19,990,700                    19,990,700
25,000,000                  25,000,000  1.81%, 07/22/02                             24,973,604                    24,973,604
36,957,000                  36,957,000  1.80%, 09/12/02                             36,822,107                    36,822,107
15,000,000                  15,000,000  1.80%, 09/17/02                             14,941,500                    14,941,500
                                                                                --------------                --------------
                                                                                    96,727,911     3,999,786     100,727,697
                                                                                --------------  ------------  --------------
                                                                                   106,723,778     3,999,786     110,723,564
                                                                                --------------  ------------  --------------


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


Mortgage Banks
Halifax Corp.
2,600,00                0    2,600,000  1.80%, 08/29/02                              2,592,330                     2,592,330
                                                                                --------------                --------------
Northern Rock PLC
25,000,000                  25,000,000  1.79%, 07/23/02                             24,972,653                    24,972,653
10,000,000                  10,000,000  1.82%, 07/29/02                              9,985,844                     9,985,844
23,000,000                  23,000,000  1.80%, 08/01/02                             22,964,402                    22,964,402
29,000,000                  29,000,000  1.83%, 08/12/02                             28,938,085                    28,938,085
8,754,000                    8,754,000  1.80%, 08/27/02                              8,729,051                     8,729,051
13,000,000                  13,000,000  1.81%, 08/29/02                             12,961,650                    12,961,650
                3,000,000    3,000,000  1.78%, 08/01/02                                            2,995,402       2,995,402
                                                                                                ------------  --------------
                                                                                   108,551,685     2,995,402     111,547,087
                                                                                --------------  ------------  --------------
Yorkshire Building Society
5,000,000                    5,000,000  1.81%, 07/02/02                              4,999,749                     4,999,749
20,100,000                  20,100,000  1.91%, 07/03/02                             20,097,867                    20,097,867
45,000,000      4,000,000   49,000,000  1.87%, 07/11/02                             44,976,708     3,997,922      48,974,630
18,000,000                  18,000,000  1.78%, 08/19/02                             17,956,390                    17,956,390
10,000,000                  10,000,000  1.80%, 09/06/02                              9,966,500                     9,966,500
10,000,000                  10,000,000  1.79%, 09/24/02                              9,957,736                     9,957,736
                                                                                --------------                --------------
                                                                                   107,954,950     3,997,922     111,952,872
                                                                                --------------  ------------  --------------
                                                                                   219,098,965     6,993,324     226,092,289
                                                                                --------------  ------------  --------------
Oil & Gas
Chevron U.K. Investment PLC
20,000,000                  20,000,000  1.91%, 07/09/02                             19,991,510                    19,991,510
15,000,000                  15,000,000  1.87%, 07/10/02                             14,992,988                    14,992,988
20,000,000                  20,000,000  1.80%, 08/06/02                             19,964,000                    19,964,000
10,000,000                  10,000,000  1.85%, 08/13/02                              9,977,903                     9,977,903
10,000,000                  10,000,000  1.80%, 08/15/02                              9,977,500                     9,977,500
10,000,000                  10,000,000  1.81%, 08/19/02                              9,975,364                     9,975,364
10,000,000                  10,000,000  1.92%, 10/15/02                              9,943,467                     9,943,467
                                                                                    94,822,732                    94,822,732
Koch Industries, Inc.
71,242,000                  71,242,000  1.98%, 07/01/02                             71,242,000                    71,242,000
                                                                                   166,064,732                   166,064,732
Printing & Publishing
E.W. Scripps Co.
                1,948,000    1,948,000  1.82%, 07/10/02                                            1,947,114       1,947,114
15,037,000                  15,037,000  1.81%, 08/07/02                             15,009,027                    15,009,027
26,500,000                  26,500,000  1.79%, 08/21/02                             26,432,800                    26,432,800
                                                                                --------------                --------------
                                                                                    41,441,827     1,947,114      43,388,941
                                                                                --------------  ------------  --------------
McGraw-Hill Companies, Inc.


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.



                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


24,600,000                  24,600,000  1.88%, 07/03/02                             24,597,431                    24,597,431
18,000,000                  18,000,000  1.78%, 07/25/02                             17,978,640                    17,978,640
                                                                                --------------                --------------
                                                                                    42,576,071                    42,576,071
                                                                                --------------                --------------
                                                                                    84,017,898     1,947,114      85,965,012
                                                                                --------------  ------------  --------------
Tobacco Philip Morris Co., Inc.
43,381,000                  43,381,000  1.95%, 07/01/02                             43,381,001                    43,381,001
3,469,000                    3,469,000  1.80%, 08/05/02                              3,462,929                     3,462,929
20,000,000                  20,000,000  1.88%, 08/12/02                             19,956,133                    19,956,133
                                                                                --------------                --------------
                                                                                    66,800,063                    66,800,063
                                                                                --------------                --------------

Total COMMERCIAL PAPER                                                           2,395,826,693   101,780,660   2,497,607,353
                                                                                --------------  ------------  --------------
U.S. Government Sponsored and Agency Obligations
Federal Home Loan Bank
4,000,000                    4,000,000  2.13%, 01/29/03                              3,949,827                     3,949,827
18,371,000                  18,371,000  2.14%, 01/30/03                             18,138,936                    18,138,936
12,803,000                  12,803,000  2.23%, 04/0703                              12,580,939                    12,580,939
20,000,000                  20,000,000  2.35%, 04/24/03                             19,612,250                    19,612,250
10,000,000      4,000,000   14,000,000  2.63%, 05/28/03                             10,000,000     3,999,999      13,999,999
                                                                                --------------  ------------  --------------
                                                                                    64,281,952     3,999,999      68,281,951
                                                                                --------------  ------------  --------------
Federal Home Loan Mortgage Corporation
25,000,000                  25,000,000  1.85%, 07/03/02                             24,997,431                    24,997,431
8,000,000                    8,000,000  2.07%, 07/18/02                              7,992,180                     7,992,180
10,000,000                  10,000,000  1.81%, 09/11/02                              9,963,800                     9,963,800
7,000,000                    7,000,000  2.00%, 11/07/02                              6,949,833                     6,949,833
9,000,000                    9,000,000  2.02% 12/20/02                               8,913,140                     8,913,140
30,000,000                  30,000,000  2.14%, 01/30/03                             29,621,037                    29,621,037
12,000,000                  12,000,000   2.36%, 04/24/03                            11,766,855                    11,766,855
                                                                                --------------                --------------
                                                                                   100,204,276                   100,204,276
                                                                                --------------                --------------
Federal National Mortgage Association
10,000,000                  10,000,000  1.85%, 07/03/02                              9,998,972                     9,998,972
10,000,000                  10,000,000  2.00%, 07/15/02                              9,992,222                     9,992,222
10,000,000                  10,000,000  2.27%, 02/07/03                              9,860,954                     9,860,954
                                                                                                              --------------
65,500,000                  65,500,000  2.10%, 05/30/03                             64,255,228                    64,255,228
                                                                                --------------                --------------
                                                                                    94,107,376                    94,107,376
                                                                                --------------                --------------
Total U.S. Government Sponsored and     Agency Obligations                         258,593,604     3,999,999     262,593,603
                                                                                --------------  ------------  --------------
Corporate Bonds
 Broker / Dealers
Morgan Stanley Dean  Witter & Co.
                4,000,000    4,000,000  6.38%, 08/01/02                                            4,015,013       4,015,013
                                                                                                ------------  --------------
Diversified Finance
General Electric Capital Corp.


GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.


                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


                1,000,000    1,000,000  6.50%, 07/22/02                                            1,002,617       1,002,617
                                                                                                ------------  --------------
Financial Services
General Electric Capital Corp.
20,000,000      1,000,000   21,000,000  1.87%, 07/09/02 (b)                         20,000,000     1,000,000      21,000,000
Citigroup, Inc.
                1,000,000    1,000,000  5.88%, 07/15/02                                            1,001,503       1,001,503
Citigroup, Inc.
                1,250,000    1,250,000  6.50%, 08/15/02                                            1,257,061       1,257,061
Sigma Finance, Inc.
                5,000,000    5,000,000  3.92%, 07/19/02                                            5,005,067       5,005,067
Wells Fargo Financial,
                4,000,000    4,000,000  6.38%, 09/15/02                                            4,035,457       4,035,457
                                                                                                ------------  --------------
                                                                                    20,000,000    12,299,088      32,299,088
                                                                                                ------------  --------------

Total Corporate Bonds                                                               20,000,000    17,316,718      37,316,718
                                                                                --------------  ------------  --------------
YANKEE CERTIFICATIONS OF DEPOSIT
Banking--Foreign
Westdeutsche Landesbank Giro
10,000,000                  10,000,000  2.09%, 03/10/03                             10,000,000                    10,000,000
10,000,000                  10,000,000  2.56%, 05/16/03                             10,000,000                    10,000,000
                                                                                --------------                --------------
                                                                                    20,000,000                    20,000,000
                                                                                --------------                --------------
Total YANKEE CERTIFICATES OF DEPOSIT                                                20,000,000                    20,000,000
                                                                                --------------                --------------
CANADIAN GOVERNMENT OBLIGATIONS
British Columbia (Province)
15,157,000                  15,157,000  1.93%, 11/25/02                             15,037,550                    15,037,550
                                                                                --------------                --------------
Total Canadian
Government Obligations                                                              15,037,550                    15,037,550
                                                                                --------------                --------------

GOVERNMENT BONDS
Federal Home Loan Mortgage Corporation
                1,000,000    1,000,000  1.97%, 11/25/02                                              991,956         991,956
                2,000,000    2,000,000  1.94%, 12/09/02                                            1,982,648       1,982,648
                                                                                                ------------  --------------
                                                                                                   2,974,604       2,974,604
                                                                                                ------------  --------------
Federal National Mortgage Association
                4,000,000    4,000,000  2.04%, 10/04/02                                            3,978,467       3,978,467
                                                                                                ------------  --------------
Total Government
Bonds                                                                                              6,953,071       6,953,071
                                                                                                ------------  --------------
MONEY MARKET
Aim Liquid Assets
                5,004,907    5,004,907  Portfolio- Institutional Class                             5,004,907       5,004,907
                                                                                                ------------  --------------
Total Money Market                                                                                 5,004,907       5,004,907
                                                                                                ------------  --------------

GARTMORE GVIT MONEY MARKET FUND / MONEY MARKET PORTFOLIO
Proforma Combined Schedule of Portfolio Investments     June 30, 2002
(Unaudited)
Fund 1 represents Gartmore GVIT Money Market Fund.  Fund 2 represents Money Market Portfolio.


                            PROFORMA
FUND 1          FUND 2      COMBINED                                                                             PROFORMA
SHARES OR     SHARES OR     SHARES OR                                               FUND 1         FUND 2        COMBINED
PRINCIPAL     PRINCIPAL     PRINCIPAL                                               MARKET         MARKET         MARKET
AMOUNT ($)    AMOUNT ($)   AMOUNT ($)            SECURITY DESCRIPTION             VALUE ($)      VALUE ($)      VALUE ($)
-----------  ------------  -----------  --------------------------------------  --------------  ------------  --------------


CERTIFICATES OF DEPOSIT
Financial Services
Girozentale Westdeutsche Landesbank
                2,000,000    2,000,000  2.06%, 03/11/03                                            2,000,000       2,000,000
                                                                                                ------------  --------------
Total Certificates of                   Deposit                                                    2,000,000       2,000,000
                                                                                                ------------  --------------
(a)TOTAL INVESMENTS (COST $2,709,457,847; $137,055,355
AND $2,846,513,202;RESPECTIVELY)                                                 2,709,457,847   137,055,355   2,846,513,202
                                                                                 =============   ============  =============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Variable rate security. The rate reflected in the Proforma Combined Schedule of Portfolio Investments is the rate in effect on June 30, 2002. The maturity date represents the next reset date for the security.
See notes to financial statements.

--------------------------------------------------------------------------------


                                              GARTMORE GVIT TOTAL RETURN FUND
                                             MS ALL PRO BROAD EQUITY PORTFOLIO
                                  PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                       AS OF 6/30/02
                                                        (UNAUDITED)


                                                  GARTMORE GVIT
                                                  TOTAL RETURN     MS ALL PRO BROAD    PRO FORMA             PRO FORMA
                                                      FUND         EQUITY PORTFOLIO   ADJUSTMENTS        COMBINED (NOTE 1)
                                                 ---------------  ------------------  ------------       ------------------
ASSETS:
Investment, at value
(cost $1,527,010,381, $201,625,656 and           $1,546,645,440   $     176,716,528   $          -       $   1,723,361,968
  $1,728,636,037, respectively)
Cash                                                        931           2,230,159              -               2,231,090
Interest and dividends receivable                     1,613,628             194,628              -               1,808,256
Receivable for investments sold                               -              79,456              -                  79,456
Receivable from Advisor                                       -              32,421              -                  32,421
Prepaid expenses and other assets                        16,046               3,880              -                  19,926
                                                 ---------------  ------------------  ------------       ------------------
    Total Assets                                  1,548,276,045         179,257,072              -           1,727,533,117
                                                 ---------------  ------------------  ------------       ------------------

LIABILITIES:
Payable for investments purchased                     5,732,619              25,943              -               5,758,562
Accrued expenses and other payables:
  Investment advisory fees                              766,587             113,288                                879,875
  Fund administration fees                               85,128              48,460                                133,588
  Administrative servicing fees                         194,371                   -              -                 194,371
  Other                                                 110,504              83,775              -                 194,279
                                                 ---------------  ------------------  ------------       ------------------
    Total Liabilities                                 6,889,209             271,466              -               7,160,675
                                                 ---------------  ------------------  ------------       ------------------
NET ASSETS                                       $1,541,386,836   $     178,985,606   $          -       $   1,720,372,442
                                                 ===============  ==================  ============       ==================
REPRESENTED BY:
Capital                                          $1,876,916,465   $     215,549,973   $          -       $   2,092,466,438
Accumulated net investment income (loss)                271,854             500,010              -                 771,864
Accumulated net realized gains (losses) from       (355,436,542)        (12,155,249)             -            (367,591,791)
 investment transactions
Net unrealized appreciation (depreciation) on        19,635,059         (24,909,128)             -              (5,274,069)
                                                 ---------------  ------------------  ------------       ------------------
 investments
NET ASSETS                                       $1,541,386,836   $     178,985,606   $          -       $   1,720,372,442
                                                 ===============  ==================  ============       ==================

NET ASSETS:
Class I Shares                                   $1,541,386,836   $               -   $          -       $   1,541,386,836
Class IV Shares (a)                                           -         178,985,606              -             178,985,606
                                                 ---------------  ------------------  ------------       ------------------
    Total                                        $1,541,386,836   $     178,985,606   $          -       $   1,720,372,442
                                                 ===============  ==================  ============       ==================

SHARES OUTSTANDING (unlimited number of
    shares authorized):
Class I Shares                                      166,246,780                   -              -             166,246,780
Class IV Shares (a)                                           -          15,281,136      4,026,912  (b)         19,308,048
                                                 ---------------  ------------------  ------------       ------------------
    Total                                           166,246,780          15,281,136      4,026,912             185,554,828
                                                 ===============  ==================  ============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $         9.27   $               -   $          -       $            9.27
                                                 ===============  ==================  ============       ==================
Class IV Shares (a)                              $            -   $           11.71   $          -       $            9.27
                                                 ===============  ==================  ============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares' net asset value.

                                                  GARTMORE GVIT GROWTH FUND
                                            MS ALL PRO LARGE CAP GROWTH PORTFOLIO
                                  PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                        AS OF 6/30/02
                                                         (UNAUDITED)


                                                                   MS ALL PRO LARGE
                                                  GARTMORE GVIT       CAP GROWTH        PRO FORMA             PRO FORMA
                                                   GROWTH FUND        PORTFOLIO        ADJUSTMENTS        COMBINED (NOTE 1)
                                                 ---------------  ------------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $286,071,649, $39,050,493 and              $  267,183,784   $      32,307,858   $          -        $     299,491,642
 $325,122,142, respectively)
Cash                                                        947                   -              -                      947
Interest and dividends receivable                       104,735              17,535              -                  122,270
Receivable for investments sold                       7,935,282             171,387              -                8,106,669
Receivable from Advisor                                       -               2,713              -                    2,713
Prepaid expenses and other assets                         3,945                 735              -                    4,680
                                                 ---------------  ------------------  -------------       ------------------
    Total Assets                                    275,228,693          32,500,228              -              307,728,921
                                                 ---------------  ------------------  -------------       ------------------

LIABILITIES:
Payable to custodian                                          -             140,261              -                  140,261
Payable for investments purchased                     6,439,292             113,586              -                6,552,878
Accrued expenses and other payables:
  Investment advisory fees                              137,816              19,569                                 157,385
  Fund administration fees                               15,090               9,082                                  24,172
  Administrative servicing fees                          34,795                   -              -                   34,795
  Other                                                  23,470              12,137              -                   35,607
                                                 ---------------  ------------------  -------------       ------------------
    Total Liabilities                                 6,650,463             294,635              -                6,945,098
                                                 ---------------  ------------------  -------------       ------------------
NET ASSETS                                       $  268,578,230   $      32,205,593   $          -        $     300,783,823
                                                 ===============  ==================  =============       ==================
REPRESENTED BY:
Capital                                          $  613,440,360   $      52,910,275   $          -        $     666,350,635
Accumulated net investment income (loss)               (161,555)            (40,081)             -                 (201,636)
Accumulated net realized gains (losses) from       (325,812,710)        (13,921,966)             -             (339,734,676)
 investment transactions
Net unrealized appreciation (depreciation) on       (18,887,865)         (6,742,635)             -              (25,630,500)
                                                 ---------------  ------------------  -------------       ------------------
 investments
NET ASSETS                                       $  268,578,230   $      32,205,593   $          -        $     300,783,823
                                                 ===============  ==================  =============       ==================

NET ASSETS:
Class I Shares                                   $  268,578,230   $               -   $          -        $     268,578,230
Class IV Shares (a)                                           -          32,205,593              -               32,205,593
                                                 ---------------  ------------------  -------------       ------------------
    Total                                        $  268,578,230   $      32,205,593   $          -        $     300,783,823
                                                 ===============  ==================  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                       30,733,882                   -              -               30,733,882
Class IV Shares (a)                                           -           4,412,829       (727,979)  (b)          3,684,850
                                                 ---------------  ------------------  -------------       ------------------
    Total                                            30,733,882           4,412,829       (727,979)              34,418,732
                                                 ===============  ==================  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $         8.74   $               -   $          -        $            8.74
                                                 ===============  ==================  =============       ==================
Class IV Shares (a)                              $            -   $            7.30   $          -        $            8.74
                                                 ===============  ==================  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares' net asset value.

                                                  COMSTOCK GVIT VALUE FUND
                                            MS ALL PRO LARGE CAP VALUE PORTFOLIO
                                  PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                        AS OF 6/30/02
                                                         (UNAUDITED)


                                                                   MS ALL PRO LARGE
                                                  COMSTOCK GVIT       CAP VALUE         PRO FORMA             PRO FORMA
                                                   VALUE FUND         PORTFOLIO        ADJUSTMENTS        COMBINED (NOTE 1)
                                                 ---------------  ------------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $49,918,976; $41,478,323 and               $   44,504,732   $      40,480,755   $          -        $      84,985,487
  $91,397,299; respectively)
Cash                                                        160           1,634,117              -                1,634,277
Interest and dividends receivable                        53,155              60,138              -                  113,293
Receivable for investments sold                          29,984                   -              -                   29,984
Receivable from Advisor                                       -               2,471              -                    2,471
Deferred organizational costs                               408                   -              -                      408
Prepaid expenses and other assets                           480                 714              -                    1,194
                                                 ---------------  ------------------  -------------       ------------------
    Total Assets                                     44,588,919          42,178,195              -               86,767,114
                                                 ---------------  ------------------  -------------       ------------------

LIABILITIES:
Payable for investments purchased                        98,927             197,502              -                  296,429
Accrued expenses and other payables:
  Investment advisory fees                               30,505              24,403                                  54,908
  Fund administration fees                                2,503              10,556                                  13,059
  Administrative servicing fees                           5,747                   -              -                    5,747
  Other                                                   3,487              15,025        (12,345)                   6,167
                                                 ---------------  ------------------  -------------       ------------------
    Total Liabilities                                   141,169             247,486        (12,345)                 376,310
                                                 ---------------  ------------------  -------------       ------------------
NET ASSETS                                       $   44,447,750   $      41,930,709   $     12,345        $      86,390,804
                                                 ===============  ==================  =============       ==================
REPRESENTED BY:
Capital                                          $   62,954,768   $      44,059,610   $          -        $     107,014,378
Accumulated net investment income (loss)                  8,335             248,679         12,345                  269,359
Accumulated net realized gains (losses) from        (13,101,289)         (1,380,012)             -              (14,481,301)
 investment transactions
Net unrealized appreciation (depreciation) on        (5,414,064)           (997,568)             -               (6,411,632)
                                                 ---------------  ------------------  -------------       ------------------
 investments
NET ASSETS                                       $   44,447,750   $      41,930,709   $     12,345        $      86,390,804
                                                 ===============  ==================  =============       ==================

NET ASSETS:
Class I Shares                                   $   44,447,750   $               -          6,352        $      44,454,102
Class IV Shares (a)                                           -          41,930,709          5,993               41,936,702
                                                 ---------------  ------------------  -------------       ------------------
    Total                                        $   44,447,750   $      41,930,709   $     12,345        $      86,390,804
                                                 ===============  ==================  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                        5,022,325                   -              -                5,022,325
Class IV Shares (a)                                           -           4,463,361        274,572   (b)          4,737,933
                                                 ---------------  ------------------  -------------       ------------------
    Total                                             5,022,325           4,463,361        274,572                9,760,258
                                                 ===============  ==================  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $         8.85   $               -   $          -        $            8.85
                                                 ===============  ==================  =============       ==================
Class IV Shares (a)                              $            -   $            9.39   $          -        $            8.85
                                                 ===============  ==================  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares net asset value.

                                                   GVIT SMALL COMPANY FUND
                                            MS ALL PRO SMALL CAP GROWTH PORTFOLIO
                                  PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                        AS OF 6/30/02
                                                         (UNAUDITED)


                                                                   MS ALL PRO SMALL
                                                    GVIT SMALL        CAP GROWTH        PRO FORMA             PRO FORMA
                                                   COMPANY FUND       PORTFOLIO        ADJUSTMENTS        COMBINED (NOTE 1)
                                                  --------------  ------------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $638,805,735; $45,983,921 and               $ 681,129,730   $      41,424,136   $          -        $     722,553,866
 $684,789,656; respectively)
Repurchase agreements, at cost                       32,266,969                   -              -        $      32,266,969
                                                  --------------  ------------------  -------------       ------------------
    Total Investments                               713,396,699          41,424,136              -              754,820,835
Cash                                                      1,241             922,379              -                  923,620
Foreign currencies at value (cost
  $107,605; $0; $107,605; respectively)                 109,101                   -              -                  109,101
Interest and dividends receivable                       388,038               1,963              -                  390,001
Receivable for investments sold                       1,154,282             204,277              -                1,358,559
Receivable for Fund shares sold                               -                   -              -                        -
Receivable from Advisor                                       -               3,511         (3,511)                       -
Reclaims receivable                                     124,395                   -              -                  124,395
Prepaid expenses and other assets                         7,230                 988              -                    8,218
                                                  --------------  ------------------  -------------       ------------------
    Total Assets                                    715,180,986          42,557,254         (3,511)             757,734,729
                                                  --------------  ------------------  -------------       ------------------

LIABILITIES:
Payable to custodian                                  1,049,665                   -              -                1,049,665
Payable for investments purchased                     4,305,339             364,282              -                4,669,621
Unrealized depreciation on forward
  foreign currency contracts                              1,429                   -              -                    1,429
Accrued expenses and other payables:
  Investment advisory fees                              554,452              32,600              -                  587,052
  Fund administration fees                               39,103              12,101              -                   51,204
  Distribution fees                                         139                   -              -                      139
  Administrative servicing fees                          90,220                   -              -                   90,220
  Other                                                  64,537              14,623         (2,427)                  76,733
                                                  --------------  ------------------  -------------       ------------------
    Total Liabilities                                 6,104,884             423,606         (2,427)               6,526,063
                                                  --------------  ------------------  -------------       ------------------
NET ASSETS                                        $ 709,076,102   $      42,133,648   $     (1,084)       $     751,208,666
                                                  ==============  ==================  =============       ==================
REPRESENTED BY:
Capital                                           $ 697,654,781   $      67,059,850   $          -        $     764,714,631
Accumulated net investment income (loss)             (1,350,991)           (234,693)        (1,084)              (1,586,768)
Accumulated net realized gains (losses) from
  investment and foreign currency transactions      (29,567,445)        (20,131,724)             -              (49,699,169)
Net unrealized appreciation (depreciation) on
  investments and translation of assets and
  liabilities denominated in foreign currencies      42,339,757          (4,559,785)             -               37,779,972
                                                  --------------  ------------------  -------------       ------------------
NET ASSETS                                        $ 709,076,102   $      42,133,648   $     (1,084)       $     751,208,666
                                                  ==============  ==================  =============       ==================

NET ASSETS:
Class I Shares                                    $ 708,355,161   $               -         (1,022)       $     708,354,139
Class II Shares                                         720,941                   -             (1)                 720,940
Class IV Shares (a)                                           -          42,133,648            (61)              42,133,587
                                                  --------------  ------------------  -------------       ------------------
    Total                                         $ 709,076,102   $      42,133,648   $     (1,084)       $     751,208,666
                                                  ==============  ==================  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                       39,724,109                   -              -               39,724,109
Class II Shares                                          40,448                   -              -                   40,448
Class IV Shares (a)                                           -           4,399,142     (2,036,066)  (b)          2,363,076
                                                  --------------  ------------------  -------------       ------------------
    Total                                            39,764,557           4,399,142     (2,036,066)              42,127,633
                                                  ==============  ==================  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                    $       17.83   $               -   $          -        $           17.83
                                                  ==============  ==================  =============       ==================
Class II Shares                                   $       17.83   $               -   $          -        $           17.83
                                                  ==============  ==================  =============       ==================
Class IV Shares (a)                               $           -   $            9.58   $          -        $           17.83
                                                  ==============  ==================  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares net asset value.

                                                  GVIT SMALL CAP VALUE FUND
                                            MS ALL PRO SMALL CAP VALUE PORTFOLIO
                                  PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                        AS OF 6/30/02
                                                         (UNAUDITED)


                                                                    MS ALL PRO SMALL
                                                  GVIT SMALL CAP       CAP VALUE        PRO FORMA             PRO FORMA
                                                    VALUE FUND         PORTFOLIO       ADJUSTMENTS        COMBINED (NOTE 1)
                                                 ----------------  ------------------  ------------       ------------------
ASSETS:
Investment, at value
(cost $711,561,881; $48,659,393 and              $   619,063,074   $      51,242,514   $          -       $     670,305,588
   $760,221,274; respectively)
Repurchase agreements, at cost                        43,918,508                   -              -              43,918,508
                                                 ----------------  ------------------  ------------       ------------------
    Total Investments                                662,981,582          51,242,514              -             714,224,096
Cash                                                           -           1,133,381              -               1,133,381
Interest and dividends receivable                        663,782              40,359              -                 704,141
Receivable for investments sold                        2,875,262             121,742              -               2,997,004
Receivable from Advisor                                        -               2,082              -                   2,082
Deferred organizational costs                                320                   -              -                     320
Prepaid expenses and other assets                          4,210                 740              -                   4,950
                                                 ----------------  ------------------  ------------       ------------------
    Total Assets                                     666,525,156          52,540,818              -             719,065,974
                                                 ----------------  ------------------  ------------       ------------------

LIABILITIES:
Payable for investments purchased                      7,479,177              44,630              -               7,523,807
Accrued expenses and other payables:
  Investment advisory fees                               488,624              38,224              -                 526,848
  Fund administration fees                                37,097              12,852              -                  49,949
  Distribution fees                                           29                   -              -                      29
  Administrative servicing fees                           82,553                   -              -                  82,553
  Other                                                   54,770              23,769              -                  78,539
                                                 ----------------  ------------------  ------------       ------------------
    Total Liabilities                                  8,142,250             119,475              -               8,261,725
                                                 ----------------  ------------------  ------------       ------------------
NET ASSETS                                       $   658,382,906   $      52,421,343   $          -       $     710,804,249
                                                 ================  ==================  ============       ==================
REPRESENTED BY:
Capital                                          $   767,805,459   $      47,434,425   $          -       $     815,239,884
Accumulated net investment income (loss)                (234,139)             (3,849)             -                (237,988)
Accumulated net realized gains (losses) from         (16,689,607)          2,407,646              -             (14,281,961)
  investment transactions
Net unrealized appreciation (depreciation) on        (92,498,807)          2,583,121              -             (89,915,686)
                                                 ----------------  ------------------  ------------       ------------------
  investments
NET ASSETS                                       $   658,382,906   $      52,421,343   $          -       $     710,804,249
                                                 ================  ==================  ============       ==================

NET ASSETS:
Class I Shares                                   $   658,127,439   $               -   $          -       $     658,127,439
Class II Shares                                          252,450                   -              -                 252,450
Class III Shares                                           3,017                   -              -                   3,017
Class IV Shares (a)                                            -          52,421,343              -              52,421,343
                                                 ----------------  ------------------  ------------       ------------------
    Total                                        $   658,382,906   $      52,421,343   $          -       $     710,804,249
                                                 ================  ==================  ============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                        74,196,537                   -              -              74,196,537
Class II Shares                                           28,463                   -              -                  28,463
Class III Shares                                             340                   -              -                     340
Class IV Shares (a)                                            -           5,252,855        657,105  (b)          5,909,960
                                                 ----------------  ------------------  ------------       ------------------
    Total                                             74,225,340           5,252,855        657,105              80,135,300
                                                 ================  ==================  ============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $          8.87   $               -   $          -       $            8.87
                                                 ================  ==================  ============       ==================
Class II Shares                                  $          8.87   $               -   $          -       $            8.87
                                                 ================  ==================  ============       ==================
Class III Shares                                 $          8.88   $               -   $          -       $            8.88
                                                 ================  ==================  ============       ==================
Class IV Shares (a)                              $             -   $            9.98   $          -       $            8.87
                                                 ================  ==================  ============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares net asset value.

                                                STRONG GVIT MID CAP GROWTH FUND
                                                  MS MID CAP GROWTH PORTFOLIO
                                   PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                         AS OF 6/30/02
                                                          (UNAUDITED)


                                                  STRONG GVIT MID       MS MID CAP        PRO FORMA             PRO FORMA
                                                  CAP GROWTH FUND    GROWTH PORTFOLIO    ADJUSTMENTS        COMBINED (NOTE 1)
                                                 -----------------  ------------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $142,224,076; $89,627,500 and              $    132,463,250   $      88,767,254   $   (632,000)  (a)  $     220,598,504
 $231,851,576; respectively)
Repurchase agreements, at cost                          1,175,874                   -              -        $       1,175,874
                                                 -----------------  ------------------  -------------       ------------------
    Total Investments                                 133,639,124          88,767,254       (632,000)             221,774,378
Interest and dividends receivable                          26,411              17,959              -                   44,370
Receivable for investments sold                         1,242,077             451,239        632,000   (a)          2,325,316
Receivable from Advisor                                         -               6,101              -                    6,101
Deferred organizational costs                                 350                   -              -                      350
Prepaid expenses and other assets                           1,839               1,820              -                    3,659
                                                 -----------------  ------------------  -------------       ------------------
    Total Assets                                      134,909,801          89,244,373              -              224,154,174
                                                 -----------------  ------------------  -------------       ------------------

LIABILITIES:
Payable for investments purchased                         956,786             967,019              -                1,923,805
Accrued expenses and other payables:
  Investment advisory fees                                104,874              56,584                                 161,458
  Fund administration fees                                  7,657              24,004                                  31,661
  Administrative servicing fees                            17,563                   -              -                   17,563
  Other                                                    13,128              35,174       (127,361)                 (79,059)
                                                 -----------------  ------------------  -------------       ------------------
    Total Liabilities                                   1,100,008           1,082,781       (127,361)               2,055,428
                                                 -----------------  ------------------  -------------       ------------------
NET ASSETS                                       $    133,809,793   $      88,161,592   $    127,361        $     222,098,746
                                                 =================  ==================  =============       ==================
REPRESENTED BY:
Capital                                          $    293,959,870   $      92,083,438   $          -        $     386,043,308
Accumulated net investment income (loss)                 (705,898)           (310,004)       127,361                 (888,541)
Accumulated net realized gains (losses) from
 investment transactions                             (149,683,353)         (2,112,149)        (7,447)            (151,802,949)
Net unrealized appreciation (depreciation) on          (9,760,826)         (1,499,693)         7,447              (11,253,072)
                                                 -----------------  ------------------  -------------       ------------------
 investments
NET ASSETS                                       $    133,809,793   $      88,161,592   $    127,361        $     222,098,746
                                                 =================  ==================  =============       ==================

NET ASSETS:
Class I Shares                                   $    133,809,793   $               -   $     76,776        $     133,886,569
Class IV Shares (b)                                             -          88,161,592         50,585               88,212,177
                                                 -----------------  ------------------  -------------       ------------------
    Total                                        $    133,809,793   $      88,161,592   $    127,361        $     222,098,746
                                                 =================  ==================  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                         15,142,045                   -     (7,620,328)  (c)          7,521,717
Class IV Shares (b)                                             -           4,954,539              -                4,954,539
                                                 -----------------  ------------------  -------------       ------------------
    Total                                              15,142,045           4,954,539              -               12,476,256
                                                 =================  ==================  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $           8.84                                           $           17.80
                                                 =================  ==================  =============       ==================
Class IV Shares (b)                                                 $           17.79                       $           17.80
                                                 =================  ==================  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Reflects the disposition of Nationwide Financial Services due to investment restrictions of the Strong GVIT Mid Cap Growth Fund that would occur prior to the Reorganization.

(b) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(c) Shares adjusted to reflect the adjustment needed for Class I shareholders into the accounting survivor, MS Mid Cap Growth Portfolio.

                                              JP MORGAN GVIT BALANCED FUND
                                                  MS BALANCED PORTFOLIO
                                PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                      AS OF 6/30/02
                                                       (UNAUDITED)


                                                  JP MORGAN GVIT    MS BALANCED     PRO FORMA             PRO FORMA
                                                  BALANCED FUND      PORTFOLIO     ADJUSTMENTS        COMBINED (NOTE 1)
                                                 ----------------  -------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $181,635,454, $63,971,280 and              $   167,658,511   $ 62,865,824   $          -        $     230,524,335
 $245,606,734; respectively)
Repurchase agreements, at cost                         2,801,815              -              -                2,801,815
                                                 ----------------  -------------  -------------       ------------------
    Total Investments                                170,460,326     62,865,824              -              233,326,150
Cash                                                       1,618        200,000              -                  201,618
Interest and dividends receivable                        670,171        514,201              -                1,184,372
Receivable for investments sold                       11,368,894      1,320,621              -               12,689,515
Receivable for variation margin
  on futures contracts                                     2,875              -              -                    2,875
Deferred organizational costs                                421              -              -                      421
Prepaid expenses and other assets                          1,080          1,279              -                    2,359
                                                 ----------------  -------------  -------------       ------------------
    Total Assets                                     182,505,385     64,901,925              -              247,407,310
                                                 ----------------  -------------  -------------       ------------------

LIABILITIES:
Payable for investments purchased                     33,017,938      1,149,695              -               34,167,633
Accrued expenses and other payables:
  Investment advisory fees                                91,772         29,221              -                  120,993
  Fund administration fees                                 8,210         16,498              -                   24,708
  Administrative servicing fees                           18,610              -              -                   18,610
  Other                                                   11,587         28,469          9,837                   49,893
                                                 ----------------  -------------  -------------       ------------------
    Total Liabilities                                 33,148,117      1,223,883          9,837               34,381,837
                                                 ----------------  -------------  -------------       ------------------
NET ASSETS                                       $   149,357,268   $ 63,678,042   $     (9,837)       $     213,025,473
                                                 ================  =============  =============       ==================
REPRESENTED BY:
Capital                                          $   178,207,308   $ 67,878,947   $          -        $     246,086,255
Accumulated net investment income (loss)                 100,333        886,937         (9,837)                 977,433
Accumulated net realized gains (losses) from         (15,066,418)    (3,982,386)             -              (19,048,804)
 investment transactions
Net unrealized appreciation (depreciation) on        (13,883,955)    (1,105,456)             -              (14,989,411)
                                                 ----------------  -------------  -------------       ------------------
 investments
NET ASSETS                                       $   149,357,268   $ 63,678,042   $     (9,837)       $     213,025,473
                                                 ================  =============  =============       ==================

NET ASSETS:
Class I Shares                                   $   149,357,268   $          -         (6,897)       $     149,350,371
Class IV Shares (a)                                            -     63,678,042         (2,941)              63,675,101
                                                 ----------------  -------------  -------------       ------------------
    Total                                        $   149,357,268   $ 63,678,042   $     (9,837)       $     213,025,473
                                                 ================  =============  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                        17,551,607              -              -               17,551,607
Class IV Shares (a)                                            -      4,953,111      2,529,620   (b)          7,482,731
                                                 ----------------  -------------  -------------       ------------------
    Total                                             17,551,607      4,953,111      2,529,620               25,034,338
                                                 ================  =============  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $          8.51   $          -   $          -        $            8.51
                                                 ================  =============  =============       ==================
Class IV Shares (a)                              $             -   $      12.85   $          -        $            8.51
                                                 ================  =============  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares net asset value.

                                          GARTMORE GVIT GOVERNMENT BOND FUND
                                                  MS BOND PORTFOLIO
                               PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                    AS OF 6/30/02
                                                     (UNAUDITED)

                                                 GARTMORE GVIT
                                                   GOVERNMENT      MS BOND       PRO FORMA             PRO FORMA
                                                   BOND FUND      PORTFOLIO     ADJUSTMENTS        COMBINED (NOTE 1)
                                                 --------------  ------------  -------------       ------------------
ASSETS:
Investment, at value
(cost $1,316,298,031, $72,107,685 and            $1,361,022,839  $72,375,669   $          -        $   1,433,398,508
  $1,388,405,716; respectively)
Repurchase agreements, at cost                      161,601,510            -              -              161,601,510
                                                 --------------  ------------  -------------       ------------------
    Total Investments                             1,522,624,349   72,375,669              -            1,595,000,018
Cash                                                     45,244    1,159,921              -                1,205,165
Interest and dividends receivable                    14,230,861      468,277              -               14,699,138
Receivable for investments sold                               -    3,229,404              -                3,229,404
Prepaid expenses and other assets                         8,925          989              -                    9,914
                                                 --------------  ------------  -------------       ------------------
    Total Assets                                  1,536,909,379   77,234,260              -            1,614,143,639
                                                 --------------  ------------  -------------       ------------------

LIABILITIES:
Payable for investments purchased                             -   19,348,665              -               19,348,665
Accrued expenses and other payables:
  Investment advisory fees                              595,095       18,958              -                  614,053
  Fund administration fees                               79,158       14,064              -                   93,222
  Administrative servicing fees                         180,994            -              -                  180,994
  Other                                                 105,751        8,274              -                  114,025
                                                 --------------  ------------  -------------       ------------------
    Total Liabilities                                   960,998   19,389,961              -               20,350,959
                                                 --------------  ------------  -------------       ------------------
NET ASSETS                                       $1,535,948,381  $57,844,299   $          -        $   1,593,792,680
                                                 ==============  ============  =============       ==================
REPRESENTED BY:
Capital                                          $1,489,391,110  $57,408,431   $          -        $   1,546,799,541
Accumulated net investment income (loss)              1,344,183    1,506,791              -                2,850,974
Accumulated net realized gains (losses) from            488,280   (1,338,907)             -                 (850,627)
 investment transactions
Net unrealized appreciation (depreciation) on        44,724,808      267,984              -               44,992,792
                                                 --------------  ------------  -------------       ------------------
 investments
NET ASSETS                                       $1,535,948,381  $57,844,299   $          -        $   1,593,792,680
                                                 ==============  ============  =============       ==================

NET ASSETS:
Class I Shares                                   $1,535,903,168  $         -   $          -        $   1,535,903,168
Class III Shares                                         45,213            -              -                   45,213
Class IV Shares (a)                                           -   57,844,299              -               57,844,299
                                                 --------------  ------------  -------------       ------------------
    Total                                        $1,535,948,381  $57,844,299   $          -        $   1,593,792,680
                                                 ==============  ============  =============       ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                      129,496,587            -              -              129,496,587
Class III Shares                                          3,815            -              -                    3,815
Class IV Shares (a)                                           -    5,372,332       (495,072)  (b)          4,877,260
                                                 --------------  ------------  -------------       ------------------
    Total                                           129,500,402    5,372,332       (495,072)             134,377,662
                                                 ==============  ============  =============       ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $        11.86  $         -   $          -        $           11.86
                                                 ==============  ============  =============       ==================
Class III Shares                                 $        11.85  $         -   $          -        $           11.85
                                                 ==============  ============  =============       ==================
Class IV Shares (a)                              $            -  $     10.76   $          -        $           11.86
                                                 ==============  ============  =============       ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

(b) Shares adjusted to reflect the purchase into GVIT Acquiring Fund at Class I shares net asset value.

                                            GARTMORE GVIT MONEY MARKET FUND
                                               MS MONEY MARKET PORTFOLIO
                                PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                                     AS OF 6/30/02
                                                      (UNAUDITED)


                                                  GARTMORE GVIT
                                                  MONEY MARKET         MS MONEY         PRO FORMA        PRO FORMA
                                                      FUND         MARKET PORTFOLIO    ADJUSTMENTS   COMBINED (NOTE 1)
                                                 ---------------  ------------------  -------------  ------------------
ASSETS:
Investment, at value
(cost $2,709,457,847, $137,055,355 and           $2,709,457,847   $     137,055,355   $          -   $   2,846,513,202
 $2,846,513,202; respectively)
Cash                                                        686               1,248              -               1,934
Interest and dividends receivable                        80,915             491,283              -             572,198
Prepaid expenses and other assets                        23,066               2,623              -              25,689
                                                 ---------------  ------------------  -------------  ------------------
    Total Assets                                  2,709,562,514         137,550,509              -       2,847,113,023
                                                 ---------------  ------------------  -------------  ------------------

LIABILITIES:
Distributions payable                                 2,835,939             157,989              -           2,993,928
Accrued expenses and other payables:
  Investment advisory fees                              861,351              27,470              -             888,821
  Fund administration fees                              147,844              32,690              -             180,534
  Administrative servicing fees                         340,432                   -              -             340,432
  Other                                                 185,372              65,663         33,903             284,938
                                                 ---------------  ------------------  -------------  ------------------
    Total Liabilities                                 4,370,938             283,812         33,903           4,688,653
                                                 ---------------  ------------------  -------------  ------------------
NET ASSETS                                       $2,705,191,576   $     137,266,697   $    (33,903)  $   2,842,424,370
                                                 ===============  ==================  =============  ==================
REPRESENTED BY:
Capital                                          $2,705,167,262   $     137,266,721   $          -   $   2,842,433,983
Accumulated net investment income (loss)                 35,826                   -        (33,903)              1,923
Accumulated net realized gains (losses) from            (11,512)                (24)             -             (11,536)
                                                 ---------------  ------------------  -------------  ------------------
 investment transactions
NET ASSETS                                       $2,705,191,576   $     137,266,697   $    (33,903)  $   2,842,424,370
                                                 ===============  ==================  =============  ==================

NET ASSETS:
Class I Shares                                   $2,705,191,576   $               -   $    (32,266)  $   2,705,159,310
Class IV Shares (a)                                           -         137,266,697         (1,637)        137,265,060
                                                 ---------------  ------------------  -------------  ------------------
    Total                                        $2,705,191,576   $     137,266,697   $    (33,903)  $   2,842,424,370
                                                 ===============  ==================  =============  ==================

SHARES OUTSTANDING (unlimited number of
  shares authorized):
Class I Shares                                    2,705,170,910                   -              -       2,705,170,910
Class IV Shares (a)                                           -         137,266,720              -         137,266,720
                                                 ---------------  ------------------  -------------  ------------------
    Total                                         2,705,170,910         137,266,720              -       2,842,437,630
                                                 ===============  ==================  =============  ==================

NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
Class I Shares                                   $         1.00   $               -   $          -   $            1.00
                                                 ===============  ==================  =============  ==================
Class IV Shares (a)                              $            -   $            1.00   $          -   $            1.00
                                                 ===============  ==================  =============  ==================

------------------------------
*    Not subject to a front-end sales charge.

(a) Represents the class to which Market Street shares will be invested upon the Reorganization. Currently Market Street Portfolios offer only one class of shares.

                                                GARTMORE GVIT TOTAL RETURN FUND
                                               MS ALL PRO BROAD EQUITY PORTFOLIO
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                 FOR THE PERIOD ENDED 06/30/02
                                                          (UNAUDITED)


                                                   GARTMORE GVIT          MS ALL PRO                          PRO FORMA
                                                   TOTAL RETURN          BROAD EQUITY     PRO FORMA            COMBINED
                                                       FUND               PORTFOLIO      ADJUSTMENTS           (NOTE 1)
                                                  ---------------       --------------  -------------       --------------
INVESTMENT INCOME:
Interest income                                   $      672,680        $     150,227   $          -        $     822,907
Dividend income (net of foreign tax withholding
  tax of $1,031; $3,513; $4,544; respectively)        25,078,639            2,868,985              -           27,947,624
                                                  ---------------       --------------  -------------       --------------
    Total Income                                      25,751,319            3,019,212              -           28,770,531
                                                  ---------------       --------------  -------------       --------------

EXPENSES:
  Investment advisory fees                             9,864,787            1,520,952       (356,751)  (a)     11,028,988
  Fund administration and transfer agent fees          1,021,680              363,043       (217,171)  (a)      1,167,552
  Audit fees                                              75,834               13,892        (13,892)  (b)         75,834
  Custodian fees                                         141,377               42,610        (24,645)  (a)        159,342
  Insurance fees                                          23,652                2,997         (2,997)  (b)         23,652
  Legal fees                                              73,521               99,598        (99,598)  (b)         73,521
  Printing expenses                                       37,541               35,556        (12,445)  (b)         60,652
  Trustees' fees                                          47,011                6,464         (6,464)  (b)         47,011
  Administrative servicing fees Class I Shares         2,627,010                    -              -            2,627,010
  Administrative servicing fees Class IV Shares                -                    -        304,693   (c)        304,693
  Other                                                   22,533                1,190         (1,190)  (b)         22,533
                                                  ---------------       --------------  -------------       --------------
    Total expenses before waived or
  reimbursed expenses                                 13,934,946            2,086,302       (430,460)          15,590,788
Expenses waived or reimbursed                           (505,310)  (d)       (240,214)       430,460             (315,064)  (d)
                                                  ---------------       --------------  -------------       --------------
    Total Expenses                                    13,429,636            1,846,088              -           15,275,724
                                                  ---------------       --------------  -------------       --------------
NET INVESTMENT INCOME (LOSS)                          12,321,683            1,173,124              -           13,494,807
                                                  ---------------       --------------  -------------       --------------

REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment           (200,367,635)         (17,450,761)             -         (217,818,396)
 transactions
Net change in unrealized appreciation/
depreciation on investments                            7,582,595          (17,984,783)             -          (10,402,188)
                                                  ---------------       --------------  -------------       --------------
Net realized /unrealized gains (losses) on
investments                                         (192,785,040)         (35,435,544)             -         (228,220,584)
                                                  ---------------       --------------  -------------       --------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS                                   $ (180,463,357)       $ (34,262,420)  $          -        $(214,725,777)
                                                  ===============       ==============  =============       ==============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

                                                  GARTMORE GVIT GROWTH FUND
                                            MS ALL PRO LARGE CAP GROWTH PORTFOLIO
                                        PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                FOR THE PERIOD ENDED 06/30/02
                                                         (UNAUDITED)


                                                                       MS ALL PRO
                                                    GARTMORE            LARGE CAP                          PRO FORMA
                                                      GVIT               GROWTH        PRO FORMA            COMBINED
                                                   GROWTH FUND          PORTFOLIO     ADJUSTMENTS           (NOTE 1)
                                                  -------------       -------------  -------------       --------------
INVESTMENT INCOME:
Interest income                                   $     53,264        $     24,640   $          -        $      77,904
Dividend income (net of foreign tax withholding
  tax of $3,702; $552; $4,254; respectively)         2,760,922             257,198              -            3,018,120
                                                  -------------       -------------  -------------       --------------
    Total Income                                     2,814,186             281,838              -            3,096,024
                                                  -------------       -------------  -------------       --------------

EXPENSES:
  Investment advisory fees                           2,044,393             263,486        (39,354)  (a)      2,268,525
  Fund administration and transfer agent fees          215,150              68,758        (48,426)  (a)        235,482
  Audit fees                                            15,124               2,580         (2,580)  (b)         15,124
  Custodian fees                                        53,157              29,461        (50,481)  (a)         32,137
  Insurance fees                                         5,655                 974           (974)  (b)          5,655
  Legal fees                                            16,940              18,565        (18,565)  (b)         16,940
  Printing expenses                                     16,764               6,587         (2,305)  (b)         21,046
  Trustees' fees                                         9,858               1,205         (1,205)  (b)          9,858
  Administrative servicing fees Class I Shares         542,245                   -              -              542,245
  Administrative servicing fees Class IV Shares              -                   -         56,432   (c)         56,432
  Other                                                  4,289               1,154         (1,154)  (b)          4,289
                                                  -------------       -------------  -------------       --------------
    Total expenses before waived or
      reimbursed expenses                            2,923,575             392,770       (108,613)           3,207,732
Expenses waived or reimbursed                         (130,154)  (d)       (54,002)       108,613              (75,543)  (d)
                                                  -------------       -------------  -------------       --------------
    Total Expenses                                   2,793,421             338,768              -            3,132,189
                                                  -------------       -------------  -------------       --------------
NET INVESTMENT INCOME (LOSS)                            20,765             (56,930)             -              (36,165)
                                                  -------------       -------------  -------------       --------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment          (98,093,591)         (7,237,686)             -         (105,331,277)
 transactions
Net change in unrealized appreciation/
    depreciation on investments                        724,205          (3,852,114)             -           (3,127,909)
                                                  -------------       -------------  -------------       --------------
Net realized /unrealized gains (losses) on
    investments                                    (97,369,386)        (11,089,800)             -         (108,459,186)
                                                  -------------       -------------  -------------       --------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                               $(97,348,621)       $(11,146,730)  $          -        $(108,495,351)
                                                  =============       =============  =============       ==============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

                                                    COMSTOCK GVIT VALUE FUND
                                              MS ALL PRO LARGE CAP VALUE PORTFOLIO
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                 FOR THE PERIOD ENDED 06/30/02
                                                          (UNAUDITED)


                                                    COMSTOCK             MS ALL PRO                            PRO FORMA
                                                   GVIT VALUE             LARGE CAP        PRO FORMA           COMBINED
                                                      FUND             VALUE PORTFOLIO    ADJUSTMENTS          (NOTE 1)
                                                  -------------       -----------------  -------------       -------------
INVESTMENT INCOME:
Interest income                                   $    117,755        $         25,487   $          -        $    143,242
Dividend income (net of foreign tax withholding
  tax of $0; $385; $385; respectively)               1,152,467                 794,219              -           1,946,686
                                                  -------------       -----------------  -------------       -------------
    Total Income                                     1,270,222                 819,706              -           2,089,928
                                                  -------------       -----------------  -------------       -------------

EXPENSES:
  Investment advisory fees                             414,231                 265,963        (18,511)  (a)       661,683
  Fund administration and transfer agent fees           40,295                  68,498        (52,578)  (a)        56,215
  Audit fees                                             2,386                   2,561         (1,968)  (b)         2,979
  Custodian fees                                         9,392                  21,085        (22,805)  (a)         7,672
  Insurance fees                                           706                     750           (497)  (b)           959
  Legal fees                                             5,115                  18,515        (16,965)  (b)         6,665
  Printing expenses                                      8,803                   6,499         (3,574)  (b)        11,728
  Trustees' fees                                         1,458                   1,235           (810)  (b)         1,883
  Administrative servicing fees Class I Shares          81,404                       -              -              81,404
  Administrative servicing fees Class IV Shares              -                       -         56,987   (c)        56,987
  Other                                                  1,211                   1,164           (759)  (b)         1,616
                                                  -------------       -----------------  -------------       -------------
    Total expenses before waived or
      reimbursed expenses                              565,001                 386,270        (61,481)            889,790
Expenses waived or reimbursed                          (44,958)  (d)           (44,317)        49,136   (e)       (40,139)  (d)
                                                  -------------       -----------------  -------------       -------------
    Total Expenses                                     520,043                 341,953        (12,345)            849,651
                                                  -------------       -----------------  -------------       -------------
NET INVESTMENT INCOME (LOSS)                           750,179                 477,753         12,345           1,240,277
                                                  -------------       -----------------  -------------       -------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment           (5,175,443)                (69,413)             -          (5,244,856)
 transactions
Net change in unrealized appreciation/
    depreciation on investments                     (5,216,916)             (2,887,140)             -          (8,104,056)
                                                  -------------       -----------------  -------------       -------------
Net realized /unrealized gains (losses) on
    investments                                    (10,392,359)             (2,956,553)             -         (13,348,912)
                                                  -------------       -----------------  -------------       -------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                               $ (9,642,180)       $     (2,478,800)  $     12,345        $(12,108,635)
                                                  =============       =================  =============       =============

------------------------------

(a) Change based on assumption that the current GVIT fee structure for these fees would have been in place during the entire period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

(e) Reflects reimbursement needed for Class IV shares to maintain contractual expense limitation.

                                                    GVIT SMALL COMPANY FUND
                                             MS ALL PRO SMALL CAP GROWTH PORTFOLIO
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                 FOR THE PERIOD ENDED 06/30/02
                                                          (UNAUDITED)


                                                                                MS ALL PRO
                                                                                 SMALL CAP                          PRO FORMA
                                                                 GVIT SMALL       GROWTH        PRO FORMA           COMBINED
                                                                COMPANY FUND     PORTFOLIO     ADJUSTMENTS          (NOTE 1)
                                                               --------------  -------------  -------------       -------------
INVESTMENT INCOME:
Interest income                                                $   1,252,660   $     72,663   $          -        $  1,325,323
Dividend income (net of foreign tax withholding
  tax of $153,039; $73; $153,112; respectively)                    5,227,039         56,298              -           5,283,337
                                                               --------------  -------------  -------------       -------------
    Total Income                                                   6,479,699        128,961              -           6,608,660
                                                               --------------  -------------  -------------       -------------

EXPENSES:
  Investment advisory fees                                         6,785,750        444,444         (1,813)  (a)     7,228,381
  Fund administration and transfer agent fees                        488,462         89,501        (93,875)  (a)       484,088
  Audit fees                                                          33,348          3,381         (3,381)  (b)        33,348
  Custodian fees                                                      39,722         35,033         (8,689)  (a)        66,066
  Insurance fees                                                       9,190          1,362         (1,362)  (b)         9,190
  Legal fees                                                          50,075         24,444        (24,444)  (b)        50,075
  Printing expenses                                                   84,850          8,627         (3,019)  (b)        90,458
  Trustees' fees                                                      22,528          1,588         (1,588)  (b)        22,528
  Distribution fees Class II Shares                                      281              -              -                 281
  Administrative servicing fees Class I Shares                     1,016,176              -              -           1,016,176
  Administrative servicing fees Class II Shares                          157              -              -                 157
  Administrative servicing fees Class IV Shares                            -              -         74,030   (c)        74,030
  Other                                                                4,369          1,160         (1,160)  (b)         4,369
                                                               --------------  -------------  -------------       -------------
    Total expenses before waived or
      reimbursed expenses                                          8,534,908        609,540        (65,301)          9,079,147
Expenses waived or reimbursed                                              -        (66,385)        66,385                   0
                                                               --------------  -------------  -------------       -------------
    Total Expenses                                                 8,534,908        543,155          1,084           9,079,147
                                                               --------------  -------------  -------------       -------------
NET INVESTMENT INCOME (LOSS)                                      (2,055,209)      (414,194)        (1,084)         (2,470,487)
                                                               --------------  -------------  -------------       -------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions           (12,946,286)    (9,138,428)             -         (22,084,714)
Net realized gains (losses) on foreign currency transactions        (509,966)             -              -            (509,966)
                                                               --------------  -------------  -------------       -------------
Net realized gains (losses) on investment and foreign
    currency transactions                                        (13,456,252)    (9,138,428)             -         (22,594,680)
Net change in unrealized appreciation/
    depreciation on investments and translation
    of assets and liabilities denominated in
    foreign currencies                                           (64,334,984)    (8,300,818)             -         (72,635,802)
                                                               --------------  -------------  -------------       -------------
Net realized /unrealized gains (losses) on
investments and foreign currencies                               (77,791,236)   (17,439,246)             -         (95,230,482)
                                                               --------------  -------------  -------------       -------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $ (79,846,445)  $(17,853,440)  $     (1,084)       $(97,700,969)
                                                               ==============  =============  =============       =============

------------------------------

(a) Change based on assumption that GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

                                                    GVIT SMALL CAP VALUE FUND
                                               MS ALL PRO SMALL CAP VALUE PORTFOLIO
                                           PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                  FOR THE PERIOD ENDED 06/30/02
                                                           (UNAUDITED)


                                                    GVIT SMALL            MS ALL PRO                            PRO FORMA
                                                    CAP VALUE              SMALL CAP        PRO FORMA            COMBINED
                                                       FUND             VALUE PORTFOLIO    ADJUSTMENTS           (NOTE 1)
                                                  --------------       -----------------  -------------       --------------
INVESTMENT INCOME:
Interest income                                   $   1,054,815        $         40,190   $          -        $   1,095,005
Dividend income (net of foreign tax withholding
  tax of $6,643; $1,669; $8,312; respectively)        5,780,947                 466,532              -            6,247,479
                                                  --------------       -----------------  -------------       --------------
    Total Income                                      6,835,762                 506,722              -            7,342,484
                                                  --------------       -----------------  -------------       --------------

EXPENSES:
  Investment advisory fees                            5,483,262                 370,333          9,250   (a)      5,862,845
  Fund administration and transfer agent fees           424,845                  73,325        (75,906)  (a)        422,264
  Audit fees                                             31,124                   2,709         (2,709)  (b)         31,124
  Custodian fees                                        110,932                  25,145        (78,449)  (a)         57,628
  Insurance fees                                          4,779                     746           (746)  (b)          4,779
  Legal fees                                             33,563                  19,534        (19,534)  (b)         33,563
  Printing expenses                                      20,932                   6,866         (6,866)  (b)         20,932
  Trustees' fees                                         16,858                   1,331         (1,331)  (b)         16,858
  Distribution fees Class II Shares                          35                       -              -                   35
  Administrative servicing fees Class I Shares          972,465                       -              -              972,465
  Administrative servicing fees Class IV Shares               -                       -         61,740   (c)         61,740
  Other                                                   6,765                   1,168         (1,168)  (b)          6,765
                                                  --------------       -----------------  -------------       --------------
    Total expenses before waived or
      reimbursed expenses                             7,105,560                 501,157       (115,719)           7,490,998
Expenses waived or reimbursed                          (248,389)  (d)           (48,528)       115,719             (181,198)  (d)
                                                  --------------       -----------------  -------------       --------------
    Total Expenses                                    6,857,171                 452,629              -            7,309,800
                                                  --------------       -----------------  -------------       --------------
NET INVESTMENT INCOME (LOSS)                            (21,409)                 54,093              -               32,684
                                                  --------------       -----------------  -------------       --------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment           (11,486,477)              3,308,455              -           (8,178,022)
    transactions
Net change in unrealized appreciation/
    depreciation on investments                     (91,489,299)             (1,755,364)             -          (93,244,663)
                                                  --------------       -----------------  -------------       --------------
Net realized /unrealized gains (losses) on
    investments                                    (102,975,776)              1,553,091              -         (101,422,685)
                                                  --------------       -----------------  -------------       --------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                               $(102,997,185)       $      1,607,184   $          -        $(101,390,001)
                                                  ==============       =================  =============       ==============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

                                               STRONG GVIT MID CAP GROWTH FUND
                                                 MS MID CAP GROWTH PORTFOLIO
                                         PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                FOR THE PERIOD ENDED 06/30/02
                                                         (UNAUDITED)


                                                     Strong
                                                    GVIT Mid        MS MID
                                                   CAP GROWTH     CAP GROWTH      PRO FORMA          PRO FORMA COMBINED
                                                      FUND         PORTFOLIO     ADJUSTMENTS              (NOTE 1)
                                                  -------------  -------------  -------------       --------------------
INVESTMENT INCOME:
Interest income                                   $    148,661   $    108,329   $          -        $           256,990
Dividend income (net of foreign tax withholding
  tax of $0; $669; $669; respectively)                 374,785        230,366                       $           605,151
                                                  -------------  -------------                      --------------------
    Total Income                                       523,446        338,695              -                    862,141
                                                  -------------  -------------  -------------       --------------------

EXPENSES:
  Investment advisory fees                           1,501,005        703,945       (282,342)  (a)            1,922,608
  Fund administration and transfer agent fees          120,286        167,807       (125,926)  (a)              162,167
  Audit fees                                             7,604          6,388         (3,879)  (b)               10,113
  Custodian fees                                        28,151         27,812        (33,831)  (a)               22,132
  Insurance fees                                         2,244          2,035         (1,294)  (b)                2,985
  Legal fees                                            10,608         46,043        (42,542)  (b)               14,109
  Printing expenses                                     15,991         16,288        (11,011)  (b)               21,268
  Trustees' fees                                         4,871          3,011         (1,404)  (b)                6,478
  Administrative servicing fees Class I Shares         264,033              -              -                    264,033
  Administrative servicing fees Class IV Shares              -              -        140,737   (c)              140,737
  Other                                                  3,186          1,178           (127)  (b)                4,237
                                                  -------------  -------------  -------------       --------------------
    Total expenses before waived or
      reimbursed expenses                            1,957,979        974,507       (361,619)                 2,570,867
Expenses waived or reimbursed                         (181,366)       (82,843)       234,258                    (29,951)  (d)
                                                  -------------  -------------  -------------       --------------------
    Total Expenses                                   1,776,613        891,664       (127,361)                 2,540,916
                                                  -------------  -------------  -------------       --------------------
NET INVESTMENT INCOME (LOSS)                        (1,253,167)      (552,969)       127,361                 (1,678,775)
                                                  -------------  -------------  -------------       --------------------
REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment          (70,413,331)    (8,384,089)        (7,447)               (78,804,867)
    transactions
Net change in unrealized appreciation/
    depreciation on investments                    (13,283,332)    (2,107,361)         7,447                (15,383,246)
                                                  -------------  -------------  -------------       --------------------
Net realized /unrealized gains (losses) on
    investments                                    (83,696,663)   (10,491,450)             -                (94,188,113)
                                                  -------------  -------------  -------------       --------------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                               $(84,949,830)  $(11,044,419)  $    127,361        $       (95,866,888)
                                                  =============  =============  =============       ====================

------------------------------

(a) Change based on assumption that GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reimbursment required for Class IV shares to maintain applicable expense limitation.

                                                 JP MORGAN GVIT BALANCED FUND
                                                    MS BALANCED PORTFOLIO
                                         PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                FOR THE PERIOD ENDED 06/30/02
                                                         (UNAUDITED)


                                                     JP MORGAN                                               PRO FORMA
                                                   GVIT BALANCED         MS BALANCED     PRO FORMA           COMBINED
                                                       FUND               PORTFOLIO     ADJUSTMENTS          (NOTE 1)
                                                  ---------------       -------------  -------------       -------------
INVESTMENT INCOME:
Interest income                                   $    3,528,572        $  2,151,074   $          -        $  5,679,646
Dividend income (net of foreign tax withholding
  tax of $0; $1; $1; respectively)                     1,182,916             233,035              -           1,415,951
                                                  ---------------       -------------  -------------       -------------
    Total Income                                       4,711,488           2,384,109              -           7,095,597
                                                  ---------------       -------------  -------------       -------------

EXPENSES:
  Investment advisory fees                             1,078,962             370,146        100,480   (a)     1,549,588
  Fund administration and transfer agent fees            119,154             121,271       (106,999)  (a)       133,426
  Audit fees                                               6,946               4,572         (4,572)  (b)         6,946
  Custodian fees                                          14,534              12,098         (8,423)  (a)        18,209
  Insurance fees                                           1,617               1,258           (449)  (b)         2,426
  Legal fees                                               8,715              32,841        (28,841)  (b)        12,715
  Printing expenses                                        5,517              11,687         (4,090)  (b)        13,114
  Trustees' fees                                           4,014               2,124           (624)  (b)         5,514
  Administrative servicing fees Class I Shares           229,070                   -              -             229,070
  Administrative servicing fees Class IV Shares                -                   -        100,930   (c)       100,930
  Other                                                    2,116               1,162         (1,162)  (b)         2,116
                                                  ---------------       -------------  -------------       -------------
    Total expenses before waived or
      reimbursed expenses                              1,470,645             557,159         46,250           2,074,054
Expenses waived or reimbursed                            (84,376)  (d)          (381)       (36,413)  (e)      (121,170)  (d)
                                                  ---------------       -------------  -------------       -------------
    Total Expenses                                     1,386,269             556,778          9,837           1,952,884
                                                  ---------------       -------------  -------------       -------------
NET INVESTMENT INCOME (LOSS)                           3,325,219           1,827,331         (9,837)          5,142,713
                                                  ---------------       -------------  -------------       -------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment             (9,488,574)         (5,788,333)             -         (15,276,907)
    transactions
Net realized gains (losses) on futures                  (126,483)                  -              -            (126,483)
                                                  ---------------       -------------  -------------       -------------
Net realized gains (losses) on investment and
    futures transactions                              (9,615,057)         (5,788,333)             -         (15,403,390)
Net change in unrealized appreciation/
    depreciation on investments and futures          (10,281,673)         (2,694,441)             -         (12,976,114)
                                                  ---------------       -------------  -------------       -------------
Net realized /unrealized gains (losses) on
    investments and futures                          (19,896,730)         (8,482,774)             -         (28,379,504)
                                                  ---------------       -------------  -------------       -------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                               $  (16,571,511)       $ (6,655,443)  $     (9,837)       $(23,236,791)
                                                  ===============       =============  =============       =============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

(e) Reflects reimbursement needed for Class IV shares to maintain contractual expense limitation.

                                               GARTMORE GVIT GOVERNMENT BOND FUND
                                                        MS BOND PORTFOLIO
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                  FOR THE PERIOD ENDED 06/30/02
                                                           (UNAUDITED)

                                                           GARTMORE
                                                             GVIT                                               PRO FORMA
                                                          GOVERNMENT           MS BOND      PRO FORMA           COMBINED
                                                           BOND FUND          PORTFOLIO    ADJUSTMENTS          (NOTE 1)
                                                         -------------       -----------  -------------       -------------
INVESTMENT INCOME:
Interest income                                          $ 73,598,783        $3,062,784   $          -        $ 76,661,567
Dividend income (net of foreign tax withholding
  tax of $0; $0; $0; respectively)                                  -            21,315              -              21,315
                                                         -------------       -----------  -------------       -------------
    Total Income                                           73,598,783         3,084,099              -          76,682,882
                                                         -------------       -----------  -------------       -------------

EXPENSES:
  Investment advisory fees                                  6,407,201           210,049         40,367   (a)     6,657,617
  Fund administration and transfer agent fees                 816,898            94,382        (71,106)  (a)       840,174
  Audit fees                                                   60,146             3,506         (3,506)  (b)        60,146
  Custodian fees                                              120,505            12,689        (18,531)  (a)       114,663
  Insurance fees                                               13,570               942           (942)  (b)        13,570
  Legal fees                                                   51,955            25,406        (25,406)  (b)        51,955
  Printing expenses                                            24,970             8,912         (3,119)  (b)        30,763
  Trustees' fees                                               34,702             1,612         (1,612)  (b)        34,702
  Administrative servicing fees Class I Shares              2,012,927                 -              -           2,012,927
  Administrative servicing fees Class IV Shares                     -                 -         78,783   (c)        78,783
  Other                                                        22,866             1,163         (1,163)  (b)        22,866
                                                         -------------       -----------  -------------       -------------
    Total expenses before waived or
     reimbursed expenses                                    9,565,740           358,661         (6,235)          9,918,166
Expenses waived or reimbursed                                (549,342)  (d)     (10,654)         6,235            (553,761)  (d)
                                                         -------------       -----------  -------------       -------------
    Total Expenses                                          9,016,398           348,007              -           9,364,405
                                                         -------------       -----------  -------------       -------------
NET INVESTMENT INCOME (LOSS)                               64,582,385         2,736,092              -          67,318,477
                                                         -------------       -----------  -------------       -------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions      8,495,400           412,156              -           8,907,556
Net change in unrealized appreciation/
    depreciation on investments                            33,500,676           195,022              -          33,695,698
                                                         -------------       -----------  -------------       -------------
Net realized /unrealized gains (losses) on
    investments                                            41,996,076           607,178              -          42,603,254
                                                         -------------       -----------  -------------       -------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                                      $106,578,461        $3,343,270   $          -        $109,921,731
                                                         =============       ===========  =============       =============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

                                                GARTMORE GVIT MONEY MARKET FUND
                                                   MS MONEY MARKET PORTFOLIO
                                          PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                                                 FOR THE PERIOD ENDED 06/30/02
                                                          (UNAUDITED)


                                                           GARTMORE           MS MONEY                         PRO FORMA
                                                          GVIT MONEY           MARKET       PRO FORMA           COMBINED
                                                          MARKET FUND         PORTFOLIO    ADJUSTMENTS          (NOTE 1)
                                                         -------------       -----------  -------------       ------------
INVESTMENT INCOME:
Interest income                                          $ 67,106,206        $3,345,234   $          -        $70,451,440
Dividend income (net of foreign tax withholding
  tax of $0; $0; $0; respectively)                          2,157,736            37,815              -          2,195,551
                                                         -------------       -----------  -------------       ------------
    Total Income                                           69,263,942         3,383,049              -         72,646,991
                                                         -------------       -----------  -------------       ------------

EXPENSES:
  Investment advisory fees                                 10,811,353           347,086        152,808   (a)   11,311,247
  Fund administration and transfer agent fees               1,709,297           248,897       (105,074)  (a)    1,853,120
  Audit fees                                                  127,706             9,347         (9,347)  (b)      127,706
  Custodian fees                                              257,933            16,406        (21,435)  (a)      252,904
  Insurance fees                                               35,687             2,455         (1,893)  (b)       36,249
  Legal fees                                                  152,012            67,891        (67,891)  (b)      152,012
  Printing expenses                                            30,124            23,900         (8,365)  (b)       45,659
  Trustees' fees                                               73,212             4,125         (4,125)  (b)       73,212
  Administrative servicing fees Class I Shares              4,422,450                 -              -          4,422,450
  Administrative servicing fees Class IV Shares                     -                 -        208,294   (c)      208,294
  Other                                                        50,164             1,166         (1,166)  (b)       50,164
                                                         -------------       -----------  -------------       ------------
    Total expenses before waived or
      reimbursed expenses                                  17,669,938           721,273        141,806         18,533,017
Expenses waived or reimbursed                              (1,140,330)  (d)     (36,243)      (107,903)        (1,284,476)  (d)
                                                         -------------       -----------  -------------       ------------
    Total Expenses                                         16,529,608           685,030         33,903         17,248,541
                                                         -------------       -----------  -------------       ------------
NET INVESTMENT INCOME (LOSS)                               52,734,334         2,698,019        (33,903)        55,398,450
                                                         -------------       -----------  -------------       ------------

REALIZED/UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions         (8,362)               42              -             (8,320)
                                                         -------------       -----------  -------------       ------------
CHANGE IN NET ASSETS RESULTING
    FROM OPERATIONS                                      $ 52,725,972        $2,698,061   $    (33,903)       $55,390,130
                                                         =============       ===========  =============       ============

------------------------------

(a) Change based on assumption that current GVIT fee structure for these fees would have been in place during the period.

(b)  Reduced  to  reflect  duplication  of expenses by Market Street Portfolios.

(c) Reflects the Administrative Service fee that will be applicable to Class IV shares upon the completion of the Reorganization.

(d) Reflects a voluntary waiver/reimbursement during the period, but which is not in effect at the end of the period.

--------------------------------------------------------------------------------
                        GARTMORE VARIABLE INSURANCE TRUST
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

1.     BASIS  OF  COMBINATION:

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of nine investment portfolios offered by the Gartmore Variable Insurance Trust, a Massachusetts business trust ("GVIT" or the "Trust"): the Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Comstock GVIT Value Fund, GVIT Small Company Fund, GVIT Small Cap Value Fund, Strong GVIT Mid Cap Growth Fund, J.P. Morgan GVIT Balanced Fund, Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund (each a "GVIT Acquiring Fund") and nine investment portfolios offered by Market Street Fund, a Delaware business trust ("Market Street"): the All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio and Money Market Portfolio, (collectively, the "Market Street Portfolios" and individually, a "Market Street Portfolio") as if the proposed reorganization (the "Reorganization") occurred as of and for the year ended June 30, 2002 and taking into account contractual fee changes expected to have a continuing impact on the funds. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 2002.

     The Agreement and Plan of Reorganization provides that each GVIT Acquiring Fund would acquire all of the assets, subject to stated liabilities, of the corresponding Market Street Portfolio in exchange solely for the GVIT Acquiring Fund's Class IV shares, to be distributed pro rata by the Market Street Portfolio to the holders of its shares, in complete liquidation of the Market Street Portfolio. The Market Street Portfolios correspond to the GVIT Acquiring Funds as follows:

All Pro Broad Equity Portfolio      Gartmore GVIT Total Return Fund
All Pro Large Cap Growth Portfolio  Gartmore GVIT Growth Fund
All Pro Large Cap Value Portfolio   Comstock GVIT Value Fund
All Pro Small Cap Growth Portfolio  GVIT Small Company Fund
All Pro Small Cap Value Portfolio   GVIT Small Cap Value Fund
Mid Cap Growth Portfolio            Strong GVIT Mid Cap Growth Fund
Balanced Portfolio                  J.P. Morgan GVIT Balanced Fund
Bond Portfolio                      Gartmore GVIT Government Bond Fund
Money Market Portfolio              Gartmore GVIT Money Market Fund

     The Reorganization is anticipated to occur on or about April 28, 2003 (the "Closing Date").

     For accounting purposes, the historical basis of assets and liabilities of the GVIT Acquiring Funds will survive this reorganization (hereafter referred to as the "Survivor Funds"), with the exception of the Strong GVIT Mid Cap Growth Fund which for accounting purposes will be a non-Survivor Fund. The Market Street Portfolios are hereafter referred to as the "non-Survivor Funds", with the exception of the Mid Cap Growth Portfolio which for accounting purposes will be a Survivor Fund. The Survivor Funds, on the Closing Date of the Reorganization, will issue Class IV shares for the net assets of each non-Survivor Fund in connection with the Reorganization.

     In exchange for the transfer of assets and stated liabilities, the Survivor Funds will issue to the non-Survivor Funds full and fractional Class IV shares of the corresponding Survivor Funds, and the non-Survivor Funds will make a liquidating distribution of such Class IV shares to their respective shareholders. The number of Class IV shares of the Survivor Funds so issued will be equal in value to the full and fractional shares of the non-Survivor Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all stated debts, liabilities and obligations of the non-Survivor Funds will attach to the Survivor Funds and may thereafter be enforced against the Survivor Funds to the same extent as if they had been incurred by it.

     The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Under generally accepted accounting principles, the Survivor Funds' basis, for purposes of determining net asset value, of the assets and liabilities of the non-Survivor Funds will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. GVIT and, accordingly, the Survivor Funds, will recognize no gain or loss for federal tax purposes on its issuance of Class IV shares in the Reorganization.

     It is each Portfolio's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

     The accompanying pro forma financial statements represent the Survivor Funds, and reflect the combined results of operations of the nine GVIT Acquiring Funds and nine Market Street Portfolios. However, should such Reorganization be effected, the statements of operations of the Survivor Funds will not be restated for pre-combination period results of the corresponding non-Survivor Funds. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

2.     EXPENSES:

INVESTMENT  ADVISORY  FEES:

Market  Street:

     Under the Investment Advisory Agreement, Market Street is obligated to pay investment advisory fees to Market Street Investment Management Co. ("MSIM") with respect to the Market Street Portfolios, monthly as a percentage of each Market Street Portfolios' average daily net assets as shown below for the year ended June 30, 2002:


                                                              TOTAL
FUND                                     FEE SCHEDULE         FEES
All Pro Broad Equity Portfolio and  Up to $200 million        0.75%
Mid Cap Growth Portfolio            On $200 million or more   0.70%
All Pro Large Cap Growth Portfolio  Up to $200 million        0.70%
and All Pro Large Cap Value         On $200 million or more   0.65%
Portfolio
All Pro Small Cap Growth Portfolio  Up to $200 million        0.90%
and All Pro Small Cap Value         On $200 million or more   0.85%
Portfolio
Balanced Portfolio                  All Assets                0.55%
Bond Portfolio                      All Assets                0.40%
Money Market Portfolio              All Assets                0.25%

GVIT:

     Under the terms of an Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust ("Gartmore-U.S.") manages the investment of the assets and supervises the daily business affairs of the GVIT Acquiring Funds. Gartmore-U.S. also provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers for the GVIT Acquiring Funds (if applicable). The subadvisers listed below manage all or a portion of their respective GVIT Acquiring Fund's investments and have the responsibility for making all investment decisions for that portion of the applicable GVIT Acquiring Fund unless otherwise indicated. Additional information regarding the subadvised GVIT Acquiring Funds is as follows:

FUND                    SUBADVISER(S)
Comstock GVIT        -  Van Kampen Asset Management, Inc.
Value Fund           -  after May 1, 2002
                     -     Federated Investment Counseling prior to May 1, 2002
GVIT Small           -  The Dreyfus Corporation
Company Fund*        -  Neuberger Berman, LLC
                     -  Gartmore Global Partners **
                     -  Strong Capital Management, Inc.
                     -  Waddell & Reed Investment Management Company
GVIT Small Cap       -  The Dreyfus Corporation
Value Fund*
Strong GVIT Mid Cap  -  Strong Capital Management, Inc.
Growth Fund
J.P. Morgan GVIT     -  J.P. Morgan Investment Management, Inc.
Balanced Fund

* Gartmore-U.S., as investment adviser, directly manages a portion of these GVIT Acquiring Funds.

**   Affiliate  of  Gartmore-U.S.

     Under the terms of the Investment Advisory Agreement, each GVIT Acquiring Fund pays Gartmore-U.S. an annual investment advisory fee based on each GVIT Acquiring Fund's average daily net assets. From such fees, pursuant to the sub-advisory agreements, Gartmore-U.S. pays fees to each applicable subadviser. Additional information regarding investment advisory fees for Gartmore-U.S. and the subadvisory fees is as follows for the year ended June 30, 2002:

FUND                                                         PAID TO
                            FEE           TOTAL     FEES       SUB-
                         SCHEDULE          FEES   RETAINED   ADVISER
Gartmore GVIT      Up to $1 billion        0.60%      0.60%       N/A
Total Return Fund  Next $1 billion         0.575%     0.575%      N/A
and Gartmore GVIT  Next $3 billion         0.55%      0.55%       N/A
Growth Fund        $   5 billion or more   0.50%      0.50%       N/A
Comstock GVIT      Up to $50 million       0.80%      0.45%     0.35%
Value Fund         Next $200 million       0.65%      0.35%     0.30%
                   Next $250 million       0.60%      0.35%     0.25%
                   $ 500 million or more   0.55%      0.35%     0.20%
GVIT Small         All assets              0.93%      0.33%     0.60%
Company Fund
GVIT Small Cap     Up to $200 million      0.90%      0.40%     0.50%
Value Fund         $ 200 million or more   0.85%      0.40%     0.45%
Strong GVIT Mid    Up to $500 million      0.90%      0.40%     0.50%
Cap Growth Fund    500 million and more    0.85%      0.40%     0.45%
J.P. Morgan GVIT   Up to $100 million      0.75%      0.40%     0.35%
Balanced Fund      $ 100 million or more   0.70%      0.40%     0.30%
Gartmore GVIT      Up to $1 billion        0.50%      0.50%       N/A
Government         Next $1 billion         0.475%     0.475%      N/A
Bond Fund          Next $3 billion         0.45%      0.45%       N/A
                   $   5 billion or more   0.40%      0.40%       N/A
Gartmore GVIT      Up to $1 billion        0.40%      0.40%       N/A
Money Market       Next $1 billion         0.38%      0.38%       N/A
Fund               Next $3 billion         0.36%      0.36%       N/A
                   $   5 billion or more   0.34%      0.34%       N/A



FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  FEES:

Market  Street:

     Provident Mutual serves as the Market Street Portfolios' administrator. For providing fund administration services, the Market Street Portfolios are obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of each Portfolio's average daily net assets. BISYS Fund Services, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., provides administration, fund accounting and transfer agent services to the Market Street Portfolios. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.034% of the average daily net assets of each Market Street Portfolio.

GVIT:

     Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides various administrative and accounting services to the GVIT Acquiring Funds. Gartmore Investor Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for each of the GVIT Acquiring Funds. The fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

COMBINED FEE SCHEDULE*

Up to $1 billion                       0.13%
1 billion and more up to $3 billion    0.08%
3 billion and more up to $8 billion    0.05%
8 billion and more up to $10 billion   0.04%
10 billion and more up to $12 billion  0.02%
12 billion or  more                    0.01%

* The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor
     Destinations Conservative Fund (together, the "Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

PRO  FORMA  ADJUSTMENTS  AND  PRO  FORMA  COMBINED  COLUMNS:

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the non-Survivor Funds were included in the Survivor Funds for the year ended June 30, 2002. The investment advisory fees, fund administration and transfer agency fees, and the administrative servicing fees for Class IV shares in the pro forma combined column are calculated at the rates in effect for the Survivor Funds based upon the combined net assets of the corresponding Market Street Portfolios and GVIT Acquiring Funds and taking into account contractual fee changes expected to have a continuing impact on the Survivor Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at June 30, 2002.

3.     PORTFOLIO  VALUATION,  SECURITIES  TRANSACTIONS  AND  RELATED  INCOME:

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the respective Board of Trustees of GVIT or Market Street. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the respective Board of Trustees of GVIT or Market Street. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of GVIT or Market Streets' respective investment adviser or designee, are valued at fair value under procedures approved by the respective Board of Trustees for GVIT or Market Street.

     Investments of the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

     Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

4.     SUBSEQUENT  EVENTS:

A. Effective October 1, 2002, after receiving the approval of the Board of Trustees for Market Street, Gartmore-U.S. assumed the daily investment advisory responsibilities from MSIM and is paid under the same terms which MSIM was paid. The Board also terminated the sub- advisory agreement between MSIM, on behalf of the Mid Cap Growth Portfolio, and T. Rowe Price Associates, Inc. and decided not to enter into a new subadvisory agreement between Gartmore-U.S. and T. Rowe Price. Therefore, Gartmore-U.S. now has the day to day investment advisory responsibilities for the Mid Cap Growth Portfolio. Effective October 1, 2002, GSA began providing various administrative and accounting services, and GISI began serving as Transfer and Dividend Disbursing Agent, for the Market Street Portfolios. For these combined services, GSA and GISI are paid a combined fee by each Market Street Portfolio at the annual rate of 0.06% of each Portfolio's average daily net assets. GSA and GISI have entered into agreements with BISYS to provide sub-administration and sub-transfer agent services, respectively, to the Market Street Portfolios. Effective October 1, 2002 the Market Street Portfolios also adopted an Administrative Services Plan, under which the Market Street Portfolios pay fees to servicing organizations, such as broker-dealers, including Provident Mutual (now Nationwide Life Insurance Company of America), and other financial institutions, which agree to provide administrative support services. These services include, but are not limited, to the following: responding to routine customer inquiries about the Market Street Portfolios and Market Street; providing beneficial shareholder sub-accounting; receiving, aggregating and processing purchase, exchange, and redemption orders for customers with the Market Street Portfolios transfer agent; establishing and maintaining accounts and records relating to transactions in the shares; and other such services. These fees are based on an annual rate of up to 0.15% of the average daily net assets of each applicable Market Street Portfolio.

B. At a board meeting on December 4, 2002, the GVIT Board of Trustees approved the termination of the Subadvisory Agreement among GVIT, on behalf of the Strong GVIT Mid Cap Growth Fund, Gartmore-U.S. and Strong Capital Management, Inc., effective at the time of the Reorganization (expected to be on or about April 28, 2003). The GVIT Board of Trustees also approved a revised fee schedule for the Strong GVIT Mid Cap Growth Fund, to be effective as of the time of the Reorganization, as follows:

     0.75%  on  assets  up  to  $200  million
     0.70%  on  assets  of  $200  million  or  more

--------------------------------------------------------------------------------